UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Report to Stockholders

THRIVENT® | INVESTMENT MANAGEMENT

THRIVENT MUTUAL FUNDS

Semiannual Report
April 30, 2014

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Dear Shareholder:

The stock market rose to new highs during the six-month reporting period ended April 30, 2014, while the bond market posted moderate gains. Economic news was mostly positive even though the pace of the economic recovery slowed during the first quarter of 2014.

Economic Review

The economy appeared to be gaining real momentum in the second half of 2013, expanding at an annual rate of 4.1% in the third quarter and, based on early estimates, a 3.2% rate in the fourth. But the fourth-quarter figure was subsequently revised downward to 2.6%, and in the first quarter of 2014, growth slowed to an anemic 0.1% annual rate, according to the Bureau of Economic Analysis (BEA). Many analysts blamed unusually harsh winter weather across much of the U.S., reflected in a slowdown in discretionary spending by consumers along with a downturn in business investment and exports.

The first-quarter figure was the BEA’s advance estimate of growth in the nation’s gross domestic product (GDP) and is subject to revision. If the number does hold, however, it will not be the first time the economy has failed to sustain a rally since emerging from the 2007–2009 recession. GDP grew at a 3.9% annual rate in the fourth quarter of 2009 and a 4.9% rate in the fourth quarter of 2011, but each time cooled thereafter.1 On average, the economy has grown just 2.2% annually since the start of the rebound.

Sluggish economic growth has translated into a slow recovery for the job market, too, although a milestone was achieved in March when the number of private-sector jobs created in the rebound—8.9 million—finally surpassed the 8.8 million lost in the recession. More good news followed in April, when the unemployment rate fell to 6.3% from 6.7% a month earlier, its lowest level since September 2008. But the numbers behind those headlines were not entirely encouraging. The latest improvement in the unemployment rate was attributable not so much to the 288,000 new jobs created in April but rather to a sharp decline in the number of people working or looking for work. And at the end of that month, there still remained about half a million fewer government jobs than there were before the recession.

Economic conditions in Europe and China, also important to the U.S. economy and its financial markets, were generally favorable. GDP for the 18-country Euro Area grew for a third consecutive quarter during the final three months of 2013, expanding by 0.3%,2 while China’s economy grew 7.7% year-over-year that quarter and another 7.4% in the first quarter of 2014.3

Market Review

Investors drove stock prices higher through much of the reporting period buoyed, especially in the early months, by the economy’s strong third-quarter performance. The S&P 500 Index of large-company stocks hit a then-record closing high of 1,878.04 in early March, finishing the reporting period with a total return of 8.4%. Most of those gains were registered in the first four months of the reporting period. Investors became more cautious in February and March as the harsh winter showed signs of slowing the economy, and Russia’s invasion of the Ukrainian republic of Crimea heightened geopolitical tensions. Investors also began to worry that after returning more than 30% in calendar 2013,4 gains in the stock market were beginning to outpace gains in corporate profits.

In response to these worries, some investors began to rotate out of growth stocks and into more defensive, value-oriented shares. On average, value stocks in the Russell 3000® Index, which tracks the nation’s 3,000 largest public companies, outperformed growth stocks by 2.8 percentage points. Utility stocks, which tend to offer fat dividends relative to industrial shares, were among the market’s best performers, with the S&P 500 Utilities Index posting a total return of 13.6%.

Stocks in developed markets outside the U.S. were moderately higher. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, returned 4.4%. Emerging markets slumped amid concern about China’s economic health, the Ukrainian crisis, and currency and economic worries in Brazil and India. The MSCI Emerging Markets Index generated a total return of -2.9%.

The bond market performed better than expected during the reporting period by posting modest gains. Heading into 2014, many analysts expected the upward trend in interest rates that had begun in the second half of 2013 to continue through the new year, depressing bond prices. They theorized that both the accelerating economy and the Federal Reserve’s decision to gradually wind down its $85 billion-per-month bond-buying program would keep rates moving higher. Instead, rates began to soften in 2014 as economic growth slowed and the Fed reiterated its commitment to keeping short-term interest rates low for a “considerable time” after it ended its bond-buying program. For the reporting period, the broad Barclays U.S. Aggregate Bond Index posted a total return of 1.7%. The Barclays High Yield Index, which tracks non-investment-grade bonds, returned 4.7%.

Our Outlook

The first-quarter slowdown in U.S. economic growth was not as worrisome as it might appear at first blush. The slowdown was attributable in large part to weak business investment, but personal consumption, which comprises nearly 70% of GDP, actually grew at a respectable rate of 3.0%. That was about equal to its growth in the fourth quarter of 2014 and above the average for the past few years. Because business investment responds to personal consumption, this trend suggests investment could pick up as the year progresses.

There have been other encouraging economic signals, too, including news that the Conference Board’s Leading Economic Index for the U.S. rose sharply in March for a second consecutive month. In early May, newly installed Fed Chair Janet Yellen said she expects economic growth in 2014 to exceed the 2.6% pace notched in 2013, despite some renewed weakness in the housing market. We are slightly less optimistic, anticipating growth near 2%. But even that could continue to chip away at the unemployment rate and support further gains in corporate earnings.

Offshore, we expect growth in Europe and the U.K. to improve to 1% to 2%. The outlook for Japan is less attractive. Despite aggressive new monetary and fiscal policies, Japan faces extreme demographic and government-debt headwinds.

Economic data from China is suspect, but the numbers suggest that growth has risen to an 8%-plus pace in recent months. While the crisis in Ukraine is disturbing on many levels, it is unlikely to have any direct major impact on the global economy.

Further gains in the financial markets are possible, particularly if economic growth meets Yellen’s expectations. Any gains will likely be hard won, however, as few asset classes appear to be trading at bargain levels. At the end of the reporting period, the stocks in the S&P 500 Index were collectively trading at about 17 times their per-share earnings, which is not extreme but leans to the full side. We continue to prefer stocks of larger companies with global businesses over their smaller, domestically focused counterparts. We expect stocks of large European companies to outperform large U.S. stocks, with the higher dividend yields available on European shares acting as a small tailwind. The dividend yield on the Euro STOXX 50 Index stood at 3.4% in late April versus 2.0% for the S&P 500 Index.

With interest rates still at relatively low levels, the most likely direction for rates in the second half of the year remains up. We do not anticipate a dramatic move, but if rates do climb, we could see modest losses in the Treasury sector. High-yield bonds could do slightly better, especially if corporate profits and the economy both continue to grow.

As we navigate through the coming months, remember that your Thrivent Financial representative can help you assess how market developments might impact your investment portfolio and work with you to ensure that your portfolio remains aligned with your investment goals and tolerance for risk.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Asset Management.

Sincerely,

Russell W. Swansen

President

Thrivent Mutual Funds

1	U.S. Department of Commerce, Bureau of Economic Analysis
2	Eurostat
3	National Bureau of Statistics of China
4	Bloomberg: S&P 500 total return for calendar 2013 was 32.39%

Thrivent Aggressive Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Large Cap	47.9%
International	21.7%
Small Cap	9.3%
Mid Cap	7.1%
Investment Grade Debt	6.2%
Short-Term Investments	4.5%
Natural Resources	2.1%
High Yield	1.2%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	14.6%
Thrivent Partner Small Cap Growth Fund	7.5%
Thrivent Large Cap Growth Fund	7.0%
Thrivent Large Cap Value Fund	6.2%
Thrivent Mid Cap Stock Fund	5.8%
Thrivent Mid Cap Growth Fund	4.8%
Thrivent Partner Mid Cap Value Fund	3.6%
Thrivent Large Cap Stock Fund	3.5%
Thrivent Small Cap Stock Fund	2.9%
Thrivent Natural Resources Fund	2.2%

These securities represent 58.1% of the total net assets of the Fund.

Thrivent Moderately Aggressive Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Large Cap	37.9%
International	17.7%
Investment Grade Debt	13.4%
Mid Cap	8.3%
Small Cap	6.4%
Short-Term Investments	5.5%
Floating Rate Debt	5.0%
High Yield	4.0%
Natural Resources	1.8%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Partner Worldwide Allocation Fund	12.0%
Thrivent Large Cap Value Fund	8.5%
Thrivent Large Cap Growth Fund	6.6%
Thrivent Mid Cap Stock Fund	5.4%
Thrivent Large Cap Stock Fund	5.3%
Thrivent Income Fund	4.2%
Thrivent High Yield Fund	3.3%
Thrivent Partner Mid Cap Value Fund	3.1%
Thrivent Partner Small Cap Growth Fund	2.8%
Thrivent Mid Cap Growth Fund	2.7%

These securities represent 53.9% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderate Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt	29.6%
Large Cap	27.5%
International	13.9%
Floating Rate Debt	7.7%
Short-Term Investments	5.9%
Small Cap	5.5%
Mid Cap	4.5%
High Yield	3.7%
Natural Resources	1.7%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Income Fund	10.1%
Thrivent Partner Worldwide Allocation Fund	9.5%
Thrivent Large Cap Value Fund	7.6%
Thrivent Limited Maturity Bond Fund	6.6%
Thrivent Large Cap Growth Fund	5.4%
Thrivent Mid Cap Stock Fund	3.7%
Thrivent High Yield Fund	2.9%
Thrivent Large Cap Stock Fund	2.2%
Thrivent Partner Mid Cap Value Fund	2.1%
Thrivent Partner Small Cap Value Fund	2.0%

These securities represent 52.1% of the total net assets of the Fund.

Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth while providing reasonable stability of principal.

The Fund invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Fund is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition
(% of Portfolio)
Investment Grade Debt	39.7%
Large Cap	16.5%
Floating Rate Debt	11.4%
Short-Term Investments	11.1%
International	9.5%
High Yield	5.1%
Small Cap	2.6%
Mid Cap	2.4%
Natural Resources	1.7%

Total	100.0%

Top 10 Holdings
(% of Net Assets)
Thrivent Limited Maturity Bond Fund	11.2%
Thrivent Income Fund	8.7%
Thrivent Partner Worldwide Allocation Fund	6.4%
Thrivent Large Cap Value Fund	5.8%
Thrivent High Yield Fund	3.4%
Thrivent Partner Mid Cap Value Fund	2.7%
Thrivent Large Cap Growth Fund	2.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%

These securities represent 47.9% of the total net assets of the Fund.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

The Portfolio Composition chart excludes collateral held for securities loaned.

The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Balanced Income Plus Fund

Darren M. Bagwell, CFA, Michael G. Landreville, CFA and CPA (inactive), and Stephen D. Lowe, CFA, Portfolio Co-Managers

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Fund invests in equity securities and debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition
(% of Portfolio)
Common Stock	47.5%
Long-Term Fixed Income	24.8%
Bank Loans	16.6%
Short-Term Investments	9.3%
Preferred Stock	1.8%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	18.6%
Consumer Discretionary	12.5%
Information Technology	10.0%
Telecommunications Services	7.7%
Consumer Staples	7.5%
Energy	6.9%
Health Care	6.0%
Industrials	5.6%
Materials	5.3%
Collateralized Mortgage Obligations	4.8%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	2.0%
Comcast Corporation	2.0%
Total SA ADR	2.0%
Johnson & Johnson	1.7%
Las Vegas Sands Corporation	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Invesco, Ltd.	1.3%
PepsiCo, Inc.	1.3%
Boeing Company	1.2%
Genworth Financial, Inc.	1.2%

These securities represent 15.9% of the total net assets of the Fund.

Thrivent Opportunity Income Plus Fund

Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, and Conrad Smith, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with capital preservation.

The Fund primarily invests in a broad range of debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
Communications Services	18.5%
Financials	17.4%
Consumer Cyclical	10.3%
Mortgage-Backed Securities	9.7%
Collateralized Mortgage Obligations	8.4%
Consumer Non-Cyclical	7.0%
Basic Materials	5.5%
Technology	4.7%
Energy	4.3%
Utilities	3.7%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.5%
American Airlines, Inc., Term Loan	1.4%
NEP/NCP Holdco, Inc., Term Loan	1.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%
Vanguard MSCI Emerging Markets ETF	0.8%
NewPage Corporation, Term Loan	0.8%
iShares MSCI Emerging Markets Minimum Volatility ETF	0.8%

These securities represent 15.2% of the total net assets of the Fund.

Quoted Portfolio Composition, Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Emerging Markets Equity Fund

Subadvised by DuPont Capital Management Corporation

The Fund seeks long-term capital growth.

The Fund primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition
(% of Portfolio)
Common Stock	96.5%
Preferred Stock	2.0%
Short-Term Investments	1.5%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.2%
Materials	16.4%
Consumer Discretionary	15.5%
Industrials	12.4%
Energy	11.1%
Telecommunications Services	10.1%
Information Technology	7.8%
Utilities	2.3%
Consumer Staples	0.6%

Top 10 Countries
(% of Net Assets)
South Korea	22.6%
China	9.4%
Brazil	7.6%
Hong Kong	6.3%
Poland	5.6%
Taiwan	5.6%
South Africa	5.3%
Indonesia	5.2%
Russia	3.9%
Mexico	3.6%

Investments in securities in these countries represent 75.1% of the total net assets of the Fund.

Thrivent Partner Small Cap Growth Fund

Matthew D. Finn, CFA and David J. Lettenberger, CFA, Portfolio Co-Managers*

The Fund seeks long-term growth of capital.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers.

*	Effective May 27, 2014, Matthew D. Finn, CFA and David J. Lettenberger became Portfolio Co-Managers. Previously, the Fund was subadvised by Turner Investments, L.P.

Portfolio Composition
(% of Portfolio)
Common Stock	96.0%
Short-Term Investments	4.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	23.7%
Health Care	19.3%
Consumer Discretionary	19.1%
Industrials	15.6%
Financials	5.7%
Energy	5.1%
Materials	4.4%
Consumer Staples	4.2%
Utilities	0.1%

Top 10 Holdings
(% of Net Assets)
Middleby Corporation	1.8%
ANN, Inc.	1.6%
Vitamin Shoppe, Inc.	1.6%
On Assignment, Inc.	1.5%
United Natural Foods, Inc.	1.4%
Akorn, Inc.	1.4%
Kodiak Oil & Gas Corporation	1.4%
Monolithic Power Systems, Inc.	1.4%
Boston Beer Company, Inc.	1.4%
NPS Pharmaceuticals, Inc.	1.4%

These securities represent 14.9% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Small Cap Value Fund

Subadvised by T. Rowe Price Associates, Inc.

The Fund seeks long-term capital appreciation.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	97.6%
Short-Term Investments	2.2%
Preferred Stock	0.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	25.9%
Financials	24.2%
Consumer Discretionary	15.1%
Information Technology	9.6%
Materials	9.0%
Utilities	4.9%
Energy	4.0%
Health Care	3.5%
Consumer Staples	0.7%
Telecommunications Services	0.4%

Top 10 Holdings
(% of Net Assets)
Alaska Air Group, Inc.	2.2%
ProAssurance Corporation	1.7%
Aaron’s, Inc.	1.7%
East West Bancorp, Inc.	1.6%
Kirby Corporation	1.6%
Greenbrier Companies, Inc.	1.5%
Cleco Corporation	1.5%
West Pharmaceutical Services, Inc.	1.5%
Beacon Roofing Supply, Inc.	1.4%
Clearwater Paper Corporation	1.4%

These securities represent 16.1% of the total net assets of the Fund.

Thrivent Small Cap Stock Fund

Matthew D. Finn, CFA, Portfolio Manager

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	94.3%
Short-Term Investments	5.7%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	21.8%
Financials	18.3%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	9.1%
Energy	6.5%
Materials	5.5%
Utilities	4.1%
Consumer Staples	3.1%
Telecommunications Services	1.3%

Top 10 Holdings
(% of Net Assets)
EMCOR Group, Inc.	3.3%
ExamWorks Group, Inc.	2.5%
Market Vectors Oil Service ETF	2.5%
NorthWestern Corporation	2.5%
MDC Partners, Inc.	2.3%
Manpower, Inc.	2.3%
H.B. Fuller Company	2.2%
Materials Select Sector SPDR Fund	2.2%
Broadridge Financial Solutions, Inc.	2.2%
Landstar System, Inc.	2.1%

These securities represent 24.1% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA, Portfolio Manager

The Fund seeks long-term growth of capital.

The Fund primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	95.7%
Short-Term Investments	4.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	21.0%
Information Technology	19.7%
Consumer Discretionary	17.0%
Health Care	11.0%
Financials	10.7%
Energy	7.5%
Materials	3.9%
Consumer Staples	3.4%
Telecommunications Services	1.7%

Top 10 Holdings
(% of Net Assets)
Affiliated Managers Group, Inc.	2.7%
AMETEK, Inc.	2.2%
United Rentals, Inc.	2.1%
Perrigo Company plc	2.1%
Stericycle, Inc.	2.0%
First Republic Bank	1.8%
Agilent Technologies, Inc.	1.8%
Discover Financial Services	1.8%
NXP Semiconductors NV	1.7%
Amphenol Corporation	1.6%

These securities represent 19.8% of the total net assets of the Fund.

Thrivent Partner Mid Cap Value Fund

Subadvised by Goldman Sachs Asset Management, L.P.

The Fund seeks to achieve long-term capital appreciation.

The Fund primarily invests in securities of mid-cap issuers, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition
(% of Portfolio)
Common Stock	98.8%
Short-Term Investments	1.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	28.5%
Industrials	14.3%
Information Technology	13.1%
Consumer Discretionary	11.3%
Energy	8.6%
Health Care	7.6%
Utilities	6.5%
Materials	5.8%
Consumer Staples	2.9%

Top 10 Holdings
(% of Net Assets)
Cardinal Health, Inc.	2.0%
Agilent Technologies, Inc.	1.9%
Textron, Inc.	1.8%
M&T Bank Corporation	1.8%
Principal Financial Group, Inc.	1.8%
Triumph Group, Inc.	1.7%
Invesco, Ltd.	1.7%
Lincoln National Corporation	1.7%
AvalonBay Communities, Inc.	1.7%
Cimarex Energy Company	1.6%

These securities represent 17.7% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA, Portfolio Manager

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition
(% of Portfolio)
Common Stock	93.5%
Short-Term Investments	6.5%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	21.5%
Information Technology	20.9%
Industrials	15.4%
Health Care	12.5%
Consumer Discretionary	7.2%
Energy	6.3%
Materials	3.9%
Consumer Staples	3.4%
Utilities	2.7%

Top 10 Holdings
(% of Net Assets)
Alliance Data Systems Corporation	3.4%
Illumina, Inc.	2.8%
NVIDIA Corporation	2.8%
Oshkosh Corporation	2.6%
Southwest Airlines Company	2.3%
Applied Materials, Inc.	2.3%
Zimmer Holdings, Inc.	1.9%
Huntington Bancshares, Inc.	1.9%
DISH Network Corporation	1.8%
Parker Hannifin Corporation	1.8%

These securities represent 23.6% of the total net assets of the Fund.

Thrivent Partner Worldwide Allocation Fund

Subadvised by Mercator Asset Management, LP, Principal Global Investors, LLC, Aberdeen Asset Managers Limited, DuPont Capital Management Corporation, and Goldman Sachs Asset Management, L.P.

The Fund seeks long-term capital growth.

The Fund primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Fund’s sub-advisers may not be complementary.

Portfolio Composition
(% of Portfolio)
Common Stock	89.2%
Long-Term Fixed Income	8.0%
Short-Term Investments	1.8%
Preferred Stock	1.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	23.7%
Industrials	15.0%
Consumer Discretionary	13.2%
Materials	8.3%
Energy	7.5%
Consumer Staples	7.1%
Health Care	6.3%
Information Technology	5.8%
Foreign Government	5.1%
Utilities	2.6%

Top 10 Countries
(% of Net Assets)
Japan	12.7%
United Kingdom	10.8%
Switzerland	7.7%
France	6.7%
Germany	6.4%
Canada	4.6%
Italy	4.5%
Australia	4.2%
Hong Kong	3.7%
Netherlands	3.1%

Investments in securities in these countries represent 64.4% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Countries and Top 10 Holdings are subject to change.

The lists of Major Market Sectors, Top 10 Countries and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Growth Fund

David C. Francis, CFA, Portfolio Manager

The Fund seeks long-term capital appreciation.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	94.7%
Short-Term Investments	5.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	29.9%
Consumer Discretionary	19.6%
Health Care	14.2%
Industrials	10.6%
Energy	8.8%
Financials	8.3%
Materials	1.8%
Consumer Staples	1.2%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	8.5%
Gilead Sciences, Inc.	5.6%
QUALCOMM, Inc.	4.3%
Amazon.com, Inc.	4.2%
Google, Inc., Class A	3.6%
Google, Inc., Class C	3.6%
Las Vegas Sands Corporation	3.4%
Visa, Inc.	3.2%
Delta Air Lines, Inc.	3.2%
Perrigo Company plc	3.0%

These securities represent 42.6% of the total net assets of the Fund.

Thrivent Large Cap Value Fund

Kurt J. Lauber, CFA, Portfolio Manager

The Fund seeks to achieve long-term growth of capital.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	96.7%
Short-Term Investments	3.3%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	22.2%
Energy	13.9%
Health Care	13.3%
Information Technology	12.7%
Consumer Discretionary	9.3%
Industrials	9.1%
Consumer Staples	7.1%
Utilities	4.0%
Materials	3.1%
Telecommunications Services	1.9%

Top 10 Holdings
(% of Net Assets)
Merck & Company, Inc.	3.8%
Citigroup, Inc.	3.7%
MetLife, Inc.	3.2%
Cisco Systems, Inc.	3.2%
Total SA ADR	3.1%
Bank of America Corporation	2.8%
CVS Caremark Corporation	2.6%
Lowe’s Companies, Inc.	2.6%
PG&E Corporation	2.4%
Baxter International, Inc.	2.2%

These securities represent 29.6% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Stock Fund

David C. Francis, CFA and Kurt J. Lauber, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth.

The Fund primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition
(% of Portfolio)
Common Stock	93.8%
Short-Term Investments	6.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	17.6%
Financials	16.2%
Health Care	12.5%
Consumer Discretionary	11.9%
Energy	10.4%
Industrials	10.0%
Consumer Staples	8.6%
Utilities	3.1%
Materials	2.8%
Telecommunications Services	0.7%

Top 10 Holdings
(% of Net Assets)
Apple, Inc.	4.4%
Weatherford International, Ltd.	3.4%
Merck & Company, Inc.	3.1%
J.P. Morgan Chase & Company	3.0%
Kimberly-Clark Corporation	2.5%
Union Pacific Corporation	2.4%
Las Vegas Sands Corporation	2.4%
Boeing Company	2.2%
Philip Morris International, Inc.	2.0%
Citigroup, Inc.	2.0%

These securities represent 27.4% of the total net assets of the Fund.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA, Portfolio Manager

The Fund seeks high current income and, secondarily, growth of capital.

The Fund primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Major Market Sectors
(% of Net Assets)
Communications Services	20.3%
Consumer Cyclical	14.6%
Energy	11.5%
Consumer Non-Cyclical	9.8%
Financials	8.7%
Capital Goods	8.0%
Basic Materials	7.2%
Technology	5.6%
Utilities	4.3%
Transportation	4.3%

Top 10 Holdings
(% of Net Assets)
Sprint Communications, Inc.	1.1%
Icahn Enterprises, LP	0.9%
Clear Channel Communications, Inc., Term Loan	0.9%
Intelsat Jackson Holdings SA	0.9%
Choice Hotels International, Inc.	0.8%
Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC	0.7%
WideOpenWest Finance, LLC	0.7%
Eldorado Resorts, LLC	0.7%
McGraw-Hill Global Education Holdings, LLC	0.7%
Clear Channel Worldwide Holdings, Inc.	0.7%

These securities represent 8.1% of the total net assets of the Fund.

Quoted Portfolio Composition, Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Income Fund

Stephen D. Lowe, CFA, Portfolio Manager

The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’ purchasing power.

The Fund primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
Financials	31.9%
Communications Services	11.5%
Energy	8.5%
Consumer Non-Cyclical	7.7%
Consumer Cyclical	6.8%
Utilities	6.3%
Basic Materials	5.4%
U.S. Government and Agencies	4.0%
Transportation	3.8%
Mortgage-Backed Securities	2.8%

Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.8%
U.S. Treasury Notes	0.5%
U.S. Treasury Notes	0.5%
U.S. Treasury Notes	0.4%
DIRECTV Holdings, LLC	0.4%
Pernod Ricard SA	0.4%
Verizon Communications, Inc.	0.4%
Lincoln National Corporation	0.4%

These securities represent 5.6% of the total net assets of the Fund.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, Portfolio Manager

The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.*

The Fund primarily invests in municipal bonds, the income of which is exempt from federal income taxation. Municipal bonds are subject to credit risk, which is the risk that an issuer of a bond to which the Fund is exposed may no longer be able to pay its debt. Bond prices generally fall as interest rates rise. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. The value of the Fund is influenced by factors impacting the overall market, municipal bonds, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser.

Major Market Sectors
(% of Net Assets)
General Obligation	18.2%
Transportation	15.8%
Other Revenue	15.5%
Health Care	12.3%
Education	11.6%
Escrowed/Pre-refunded	8.1%
Water & Sewer	5.1%
Tax Revenue	5.0%
Industrial Development Revenue	3.5%
Electric Revenue	3.3%

Top 10 States
(% of Net Assets)
California	12.8%
Texas	10.9%
Illinois	8.6%
New York	6.7%
Ohio	4.9%
Washington	4.9%
Florida	4.6%
Massachusetts	4.4%
Colorado	4.0%
Pennsylvania	3.8%

Investments in securities in these States represent 65.6% of the total net assets of the Fund.

* Investors may be subject to state taxes, the federal alternative minimum tax and capital gains taxes.

Quoted Moody’s Bond Quality Ratings, Major Market Sectors, Top 10 Holdings and Top 10 States are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 States exclude short-term investments and collateral held for securities loaned.

Thrivent Government Bond Fund

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

The Fund seeks total return, consistent with preservation of capital.

The Fund primarily invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and the U.S. government. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. The value of U.S. government securities may be affected by changes in the credit rating of the U.S. government. Certain U.S. government securities are not backed by the full faith and credit of the U.S. government. Bond prices generally fall as interest rates rise. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities.

Major Market Sectors
(% of Net Assets)
U.S. Government and Agencies	74.0%
Foreign Government	6.4%
Financials	6.2%
Mortgage-Backed Securities	6.1%
Asset-Backed Securities	1.9%
Commercial Mortgage-Backed Securities	1.5%
Utilities	1.0%
Technology	0.6%
Collateralized Mortgage Obligations	0.5%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	8.7%
Federal National Mortgage Association	5.6%
Federal Home Loan Mortgage Corporation	5.6%
Federal Home Loan Bank	5.4%
U.S. Treasury Notes, TIPS	3.6%
U.S. Treasury Notes	3.4%
U.S. Treasury Bonds	3.0%
U.S. Treasury Bonds, TIPS	3.0%
U.S. Treasury Notes	2.9%
Federal Home Loan Mortgage Corporation	2.9%

These securities represent 44.1% of the total net assets of the Fund.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income consistent with stability of principal.

The Fund primarily invests in investment-grade debt securities. The value of the Fund is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors
(% of Net Assets)
Financials	24.0%
Asset-Backed Securities	16.1%
U.S. Government and Agencies	15.2%
Mortgage-Backed Securities Commercial Mortgage-Backed	6.8%
Securities	6.4%
Foreign Government	5.7%
Communications Services	3.9%
Consumer Non-Cyclical Collateralized Mortgage	3.7%
Obligations	3.6%
Consumer Cyclical	2.4%

Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes	3.4%
U.S. Treasury Notes Federal National Mortgage Association	1.9%
Conventional 15-Yr. Pass Through	1.8%
U.S. Treasury Notes Federal Home Loan Mortgage	1.5%
Corporation Federal Home Loan Mortgage	1.2%
Corporation Gold 15-Yr. Pass Through	1.0%
U.S. Treasury Bonds, TIPS	1.0%
U.S. Treasury Notes Federal Home Loan Mortgage	1.0%
Corporation Gold 30-Yr. Pass Through Federal National Mortgage Association	0.9%
Conventional 30-Yr. Pass Through	0.9%

These securities represent 14.6% of the total net assets of the Fund.

Quoted Moody’s Bond Quality Ratings, Major Market Sectors, and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Money Market Fund

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

The Fund invests in high quality, short-term money market instruments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Credit risk is the risk that an issuer of a debt security may not pay its debt. Low or declining short-term interest rates can negatively impact the Fund. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The Fund could experience a loss when selling portfolio securities to meet redemption requests.

Portfolio Composition
(% of Portfolio)
Government Agency Debt	20.2%
Asset Backed Commercial Paper	19.3%
Financial Company Commercial Paper	17.5%
Other Commercial Paper	14.6%
Other Note	9.7%
Certificate of Deposit	9.2%
Investment Company	7.6%
Variable Rate Demand Note	1.9%

Total	100.0%

An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Quoted Portfolio Composition is subject to change.

Shareholder Expense Example

(unaudited)

As a shareholder of the Fund, you incur, depending on the fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid during Period 11/1/2013 - 4/30/2014*	Annualized Expense Ratio
Thrivent Aggressive Allocation Fund

Actual
Class A	$1,000	$1,051	$4.11	0.81%
Institutional Class	$1,000	$1,053	$2.03	0.40%

Hypothetical**
Class A	$1,000	$1,021	$4.05	0.81%
Institutional Class	$1,000	$1,023	$2.00	0.40%
Thrivent Moderately Aggressive Allocation Fund

Actual
Class A	$1,000	$1,048	$3.83	0.75%
Institutional Class	$1,000	$1,050	$1.94	0.38%

Hypothetical**
Class A	$1,000	$1,021	$3.78	0.75%
Institutional Class	$1,000	$1,023	$1.91	0.38%
Thrivent Moderate Allocation Fund

Actual
Class A	$1,000	$1,042	$3.66	0.72%
Institutional Class	$1,000	$1,043	$1.91	0.38%

Hypothetical**
Class A	$1,000	$1,021	$3.62	0.72%
Institutional Class	$1,000	$1,023	$1.89	0.38%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid during Period 11/1/2013 - 4/30/2014*	Annualized Expense Ratio
Thrivent Moderately Conservative Allocation Fund

Actual
Class A	$1,000	$1,034	$3.89	0.77%
Institutional Class	$1,000	$1,036	$2.20	0.44%

Hypothetical**
Class A	$1,000	$1,021	$3.86	0.77%
Institutional Class	$1,000	$1,023	$2.19	0.44%
Thrivent Balanced Income Plus Fund

Actual
Class A	$1,000	$1,044	$5.48	1.08%
Institutional Class	$1,000	$1,046	$3.42	0.67%

Hypothetical**
Class A	$1,000	$1,019	$5.42	1.08%
Institutional Class	$1,000	$1,021	$3.38	0.67%
Thrivent Opportunity Income Plus Fund

Actual
Class A	$1,000	$1,026	$4.27	0.85%
Institutional Class	$1,000	$1,027	$3.28	0.65%

Hypothetical**
Class A	$1,000	$1,021	$4.26	0.85%
Institutional Class	$1,000	$1,022	$3.27	0.65%
Thrivent Partner Emerging Markets Equity Fund

Actual
Class A	$1,000	$951	$8.18	1.69%
Institutional Class	$1,000	$952	$6.39	1.32%

Hypothetical**
Class A	$1,000	$1,016	$8.45	1.69%
Institutional Class	$1,000	$1,018	$6.61	1.32%
Thrivent Partner Small Cap Growth Fund

Actual
Class A	$1,000	$961	$6.81	1.40%
Institutional Class	$1,000	$962	$5.02	1.03%

Hypothetical**
Class A	$1,000	$1,018	$7.00	1.40%
Institutional Class	$1,000	$1,020	$5.17	1.03%
Thrivent Partner Small Cap Value Fund

Actual
Class A	$1,000	$1,045	$6.50	1.28%
Institutional Class	$1,000	$1,047	$4.26	0.84%

Hypothetical**
Class A	$1,000	$1,018	$6.42	1.28%
Institutional Class	$1,000	$1,021	$4.20	0.84%
Thrivent Small Cap Stock Fund

Actual
Class A	$1,000	$1,039	$6.34	1.25%
Institutional Class	$1,000	$1,042	$3.83	0.76%

Hypothetical**
Class A	$1,000	$1,019	$6.28	1.25%
Institutional Class	$1,000	$1,021	$3.79	0.76%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid during Period 11/1/2013 - 4/30/2014*	Annualized Expense Ratio
Thrivent Mid Cap Growth Fund

Actual
Class A	$1,000	$1,024	$4.83	0.96%
Institutional Class	$1,000	$1,027	$2.62	0.52%

Hypothetical**
Class A	$1,000	$1,020	$4.82	0.96%
Institutional Class	$1,000	$1,022	$2.61	0.52%
Thrivent Partner Mid Cap Value Fund

Actual
Class A	$1,000	$1,087	$6.47	1.25%
Institutional Class	$1,000	$1,090	$4.60	0.89%

Hypothetical**
Class A	$1,000	$1,019	$6.26	1.25%
Institutional Class	$1,000	$1,020	$4.45	0.89%
Thrivent Mid Cap Stock Fund

Actual
Class A	$1,000	$1,080	$5.76	1.12%
Institutional Class	$1,000	$1,083	$3.66	0.71%

Hypothetical**
Class A	$1,000	$1,019	$5.59	1.12%
Institutional Class	$1,000	$1,021	$3.56	0.71%
Thrivent Partner Worldwide Allocation Fund

Actual
Class A	$1,000	$1,035	$7.06	1.40%
Institutional Class	$1,000	$1,037	$4.83	0.96%

Hypothetical**
Class A	$1,000	$1,018	$7.00	1.40%
Institutional Class	$1,000	$1,020	$4.79	0.96%
Thrivent Large Cap Growth Fund

Actual
Class A	$1,000	$1,070	$6.16	1.20%
Institutional Class	$1,000	$1,072	$4.17	0.81%

Hypothetical**
Class A	$1,000	$1,019	$6.01	1.20%
Institutional Class	$1,000	$1,021	$4.07	0.81%
Thrivent Large Cap Value Fund

Actual
Class A	$1,000	$1,071	$4.85	0.95%
Institutional Class	$1,000	$1,073	$2.66	0.52%

Hypothetical**
Class A	$1,000	$1,020	$4.74	0.95%
Institutional Class	$1,000	$1,022	$2.59	0.52%
Thrivent Large Cap Stock Fund

Actual
Class A	$1,000	$1,081	$5.32	1.03%
Institutional Class	$1,000	$1,083	$3.13	0.61%

Hypothetical**
Class A	$1,000	$1,020	$5.17	1.03%
Institutional Class	$1,000	$1,022	$3.04	0.61%

Shareholder Expense Example

(unaudited)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid during Period 11/1/2013 - 4/30/2014*	Annualized Expense Ratio
Thrivent High Yield Fund

Actual
Class A	$1,000	$1,043	$4.08	0.81%
Institutional Class	$1,000	$1,043	$2.48	0.49%

Hypothetical**
Class A	$1,000	$1,021	$4.03	0.81%
Institutional Class	$1,000	$1,022	$2.46	0.49%
Thrivent Income Fund

Actual
Class A	$1,000	$1,036	$3.89	0.77%
Institutional Class	$1,000	$1,039	$2.05	0.41%

Hypothetical**
Class A	$1,000	$1,021	$3.87	0.77%
Institutional Class	$1,000	$1,023	$2.04	0.41%
Thrivent Municipal Bond Fund

Actual
Class A	$1,000	$1,042	$3.81	0.75%
Institutional Class	$1,000	$1,044	$2.50	0.49%

Hypothetical**
Class A	$1,000	$1,021	$3.77	0.75%
Institutional Class	$1,000	$1,022	$2.47	0.49%
Thrivent Government Bond Fund

Actual
Class A	$1,000	$1,005	$4.47	0.90%
Institutional Class	$1,000	$1,008	$2.86	0.57%

Hypothetical**
Class A	$1,000	$1,020	$4.51	0.90%
Institutional Class	$1,000	$1,022	$2.88	0.57%
Thrivent Limited Maturity Bond Fund

Actual
Class A	$1,000	$1,008	$3.06	0.61%
Institutional Class	$1,000	$1,008	$1.86	0.37%

Hypothetical**
Class A	$1,000	$1,022	$3.08	0.61%
Institutional Class	$1,000	$1,023	$1.87	0.37%
Thrivent Money Market Fund

Actual
Class A	$1,000	$1,000	$1.01	0.20%
Institutional Class	$1,000	$1,000	$1.01	0.20%

Hypothetical**
Class A	$1,000	$1,024	$1.02	0.20%
Institutional Class	$1,000	$1,024	$1.02	0.20%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Mutual Funds (64.7%)	Value
Equity Mutual Funds (60.0%)
1,530,785	Thrivent Natural Resources Fund	$16,318,168
3,871,291	Thrivent Partner Small Cap Growth Fund	56,559,559
698,214	Thrivent Partner Small Cap Value Fund	15,367,696
1,010,949	Thrivent Small Cap Stock Fund	21,947,711
1,613,534	Thrivent Mid Cap Growth Fund	36,385,181
1,859,855	Thrivent Partner Mid Cap Value Fund	26,930,702
1,842,031	Thrivent Mid Cap Stock Fund	43,914,018
10,540,808	Thrivent Partner Worldwide Allocation Fund	110,994,705
6,475,568	Thrivent Large Cap Growth Fund	52,905,395
2,353,715	Thrivent Large Cap Value Fund	46,697,698
978,449	Thrivent Large Cap Stock Fund	26,594,236

	Total	454,615,069

Fixed Income Mutual Funds (4.7%)
1,715,681	Thrivent High Yield Fund	8,852,915
822,789	Thrivent Income Fund	7,610,797
699,110	Thrivent Opportunity Income Plus Fund	7,277,738
978,278	Thrivent Limited Maturity Bond Fund	12,189,346

	Total	35,930,796

	Total Mutual Funds (cost $384,251,678)	490,545,865

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (4.0%)
5,800	Amazon.com, Inc.[a,b]	1,763,954
2,950	AutoZone, Inc.[a]	1,574,976
6,500	Barnes & Noble, Inc.[a]	106,600
14,400	Best Buy Company, Inc.	373,392
6,400	Bloomin’ Brands, Inc.[a]	136,448
12,600	Boyd Gaming Corporation[a]	148,932
18,000	Cablevision Systems Corporation	300,600
4,140	CBS Corporation[b]	239,126
22,800	Cheesecake Factory, Inc.	1,023,492
2,400	Children’s Place Retail Stores, Inc.	115,200
61,900	Comcast Corporation[b]	3,203,944
12,898	Delphi Automotive plc	862,102
9,250	DISH Network Corporation[a]	525,955
4,500	DreamWorks Animation SKG, Inc.[a]	108,135
2,129	Finish Line, Inc.	58,611
25,100	Ford Motor Company	405,365
3,250	G-III Apparel Group, Ltd.[a]	233,253
8,830	GNC Holdings, Inc.	397,350
3,450	Harman International Industries, Inc.	378,154
19,500	Home Depot, Inc.[b]	1,550,445
35,740	Houghton Mifflin Harcourt Company[a]	730,168
32,175	Ignite Restaurant Group, Inc.[a]	454,955
3,800	ITT Educational Services, Inc.[a]	102,600
2,100	Jack in the Box, Inc.[a]	112,434
5,050	Lamar Advertising Company[a]	252,096
28,187	Las Vegas Sands Corporation	2,230,437
6,600	Liberty Interactive Corporation[a]	191,796
14,150	Live Nation Entertainment, Inc.[a]	295,452
18,150	Lowe’s Companies, Inc.	833,266
10,100	Macy’s, Inc.	580,043
2,150	Marriott Vacations Worldwide Corporation[a]	117,132
44,172	MDC Partners, Inc.	1,078,680
12,700	Meredith Corporation	559,689
350	Michael Kors Holdings, Ltd.[a]	31,920
2,250	Multimedia Games Holding Company, Inc.[a]	65,700
14,520	News Corporation	454,766
20,350	NIKE, Inc.	1,484,533
6,300	Omnicom Group, Inc.	426,384
15,359	Papa John’s International, Inc.	673,646
4,500	Restoration Hardware Holdings, Inc.[a]	280,755
9,250	Scientific Games Corporation[a]	110,815
5,100	Scripps Networks Interactive, Inc.	382,857
7,300	Smith & Wesson Holding Corporation[a]	112,055
34,560	Staples, Inc.	432,000
12,400	Starbucks Corporation	875,688
4,300	Tempur-Pedic International, Inc.[a]	215,774
4,160	Time Warner Cable, Inc.[b]	588,474
1,650	TJX Companies, Inc.	95,997
10,700	Toll Brothers, Inc.[a]	366,368
50,600	Tuesday Morning Corporation[a]	707,388
35,200	Twenty-First Century Fox, Inc.	1,127,104
3,650	Viacom, Inc.	310,177
5,650	Wyndham Worldwide Corporation	403,071

	Total	30,190,254

Consumer Staples (1.3%)
15,900	Altria Group, Inc.	637,749
2,165	Andersons, Inc.	134,858
7,650	Anheuser-Busch InBev NV ADR	809,523
16,475	Annie’s, Inc.[a]	535,602
3,100	Bunge, Ltd.	246,915
1,300	Campbell Soup Company	59,137
8,700	Colgate-Palmolive Company	585,510
19,720	CVS Caremark Corporation	1,434,038
3,150	Green Mountain Coffee Roasters, Inc.	295,092
4,050	Ingredion, Inc.	285,323
2,630	Kimberly-Clark Corporation	295,218
2,621	Kraft Foods Group, Inc.[b]	149,030
13,450	Kroger Company	619,238
11,473	Mondelez International, Inc.	409,012
2,903	Philip Morris International, Inc.[b]	248,003
3,100	Pilgrim’s Pride Corporation[a]	67,766
6,800	Procter & Gamble Company[b]	561,340
52,950	Rite Aid Corporation[a]	386,535
1,200	Sanderson Farms, Inc.	98,724
3,950	Sprouts Farmers Markets, Inc.[a]	126,282
38,200	SUPERVALU, Inc.[a]	267,018
6,100	Wal-Mart Stores, Inc.	486,231
46,500	WhiteWave Foods Company[a]	1,287,585

	Total	10,025,729

Energy (2.3%)
1,475	Atwood Oceanics, Inc.[a]	73,101
5,250	Basic Energy Services, Inc.[a]	138,705
1,635	Cabot Oil & Gas Corporation	64,223
22,980	Cameron International Corporation[a]	1,492,781
3,480	Chevron Corporation[b]	436,810
750	Cimarex Energy Company	89,340

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock	Value
Energy (2.3%) - continued
8,000	Cloud Peak Energy, Inc.[a]	$157,520
585	Concho Resources, Inc.[a]	76,313
4,350	Denbury Resources, Inc.	73,167
4,050	Diamondback Energy, Inc.[a]	291,357
550	Energen Corporation	42,850
1,415	Energy XXI, Ltd.	33,861
1,050	Ensco plc	52,972
11,720	EOG Resources, Inc.	1,148,560
5,521	EQT Corporation	601,734
16,300	Exxon Mobil Corporation	1,669,283
9,857	Goodrich Petroleum Corporation[a]	247,904
2,900	Green Plains Renewable Energy, Inc.	86,710
1,150	Gulfmark Offshore, Inc.	51,761
1,050	Helmerich & Payne, Inc.	114,082
1,675	HollyFrontier Corporation	88,088
48,564	Marathon Oil Corporation	1,755,589
800	Marathon Petroleum Corporation	74,360
21,490	Market Vectors Oil Service ETF	1,120,059
12,050	Nabors Industries, Ltd.	307,516
900	National Oilwell Varco, Inc.	70,677
1,720	Noble Corporation	52,993
1,165	Noble Energy, Inc.	83,624
11,710	Oasis Petroleum, Inc.[a]	544,632
1,115	Oceaneering International, Inc.	81,707
875	Oil States International, Inc.[a]	84,997
11,450	Patterson-UTI Energy, Inc.	372,468
380	Pioneer Natural Resources Company	73,443
775	Range Resources Corporation	70,099
24,520	Rex Energy Corporation[a]	516,391
15,390	Rosetta Resources, Inc.[a]	728,563
1,580	Rowan Companies plc[a]	48,854
15,930	Schlumberger, Ltd.	1,617,691
790	SM Energy Company	58,563
3,750	Superior Energy Services, Inc.	123,450
11,600	Total SA ADR	826,384
93,800	Weatherford International, Ltd.[a]	1,969,800
1,000	Whiting Petroleum Corporation[a]	73,720
1,950	World Fuel Services Corporation	88,803

	Total	17,775,505

Financials (5.1%)
4,290	ACE, Ltd.	438,953
4,744	Affiliated Managers Group, Inc.[a]	940,261
3,300	Allied World Assurance Company Holdings AG	355,377
5,150	Allstate Corporation[b]	293,292
7,600	American Assets Trust, Inc.	258,020
12,800	American International Group, Inc.	680,064
50,230	Bank of America Corporation	760,482
2,450	Banner Corporation	96,873
24,840	BBCN Bancorp, Inc.	382,784
11,850	Berkshire Hathaway, Inc.[a]	1,526,873
4,350	Camden Property Trust	297,932
33,020	Citigroup, Inc.	1,581,988
2,152	CNA Financial Corporation	88,124
47,088	CNO Financial Group, Inc.	812,268
11,920	Columbia Banking System, Inc.	295,854
9,450	Comerica, Inc.	455,868
7,050	Crown Castle International Corporation	512,746
5,200	Deutsche Bank AG	228,956
4,700	Discover Financial Services	262,730
17,160	Education Realty Trust, Inc.	175,032
2,800	Evercore Partners, Inc.	149,604
4,600	Extra Space Storage, Inc.	240,718
27,200	Fifth Third Bancorp	560,592
8,400	First Horizon National Corporation	96,516
3,450	First Industrial Realty Trust, Inc.	63,377
29,650	First Niagara Financial Group, Inc.	264,478
8,350	First Republic Bank	423,846
7,050	Fulton Financial Corporation	85,940
6,915	Gaming and Leisure Properties, Inc.	254,126
54,436	Genworth Financial, Inc.[a]	971,683
27,000	Hanmi Financial Corporation	574,290
13,300	Hatteras Financial Corporation	260,281
14,191	HCC Insurance Holdings, Inc.	651,935
21,118	Host Hotels & Resorts, Inc.	452,981
113,650	Huntington Bancshares, Inc.	1,041,034
13,320	Invesco, Ltd.	468,997
8,960	iShares Russell 2000 Index Fund	1,003,341
15,901	J.P. Morgan Chase & Company	890,138
27,100	KeyCorp	369,644
10,518	Lazard, Ltd.	494,872
3,050	M&T Bank Corporation	372,130
4,350	Macerich Company	282,359
14,700	MBIA, Inc.[a]	178,164
700	McGraw-Hill Companies, Inc.	51,751
16,610	MetLife, Inc.	869,533
3,750	Montpelier Re Holdings, Inc.	114,675
18,120	Morgan Stanley	560,452
14,250	NASDAQ OMX Group, Inc.	525,825
7,400	Northern Trust Corporation	445,850
7,400	Old Republic International Corporation	122,544
11,950	PacWest Bancorp	470,472
12,400	Parkway Properties, Inc.	233,864
18,810	Pebblebrook Hotel Trust	647,816
16,400	Piedmont Office Realty Trust, Inc.	288,804
2,000	Portfolio Recovery Associates, Inc.[a]	114,300
3,250	Progressive Corporation	78,812
8,050	Protective Life Corporation	411,757
7,100	Prudential Financial, Inc.	572,828
3,200	RLJ Lodging Trust	85,344
5,800	SLM Corporation	149,350
29,650	SPDR Euro Stoxx 50 ETF	1,295,112
28,300	SPDR S&P 500 ETF Trust	5,332,569
5,950	State Street Corporation	384,132
8,770	SVB Financial Group[a]	935,671
19,440	Terreno Realty Corporation	355,169
13,370	Texas Capital Bancshares, Inc.[a]	751,260
7,950	Visa, Inc.[b]	1,610,750
3,700	W.R. Berkley Corporation	163,688
6,376	Wells Fargo & Company	316,505
18,950	Western Alliance Bancorp[a]	437,177
18,250	Zions Bancorporation	527,790

	Total	38,449,323

Health Care (3.7%)
2,400	Abbott Laboratories	92,976
3,750	Abiomed, Inc.[a]	88,838
17,550	Acorda Therapeutics, Inc.[a]	622,148
8,950	Aetna, Inc.	639,477
7,500	Affymetrix, Inc.[a]	55,725
32,860	Akorn, Inc.[a]	828,729
7,330	Align Technology, Inc.[a]	369,359

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock	Value
Health Care (3.7%) - continued
28,750	Allscripts Healthcare Solutions, Inc.[a]	$437,575
1,800	AmerisourceBergen Corporation	117,324
8,250	Baxter International, Inc.	600,517
46,900	BioScrip, Inc.[a]	324,548
57,650	Boston Scientific Corporation[a]	726,966
2,626	C.R. Bard, Inc.	360,629
8,650	Cardinal Health, Inc.	601,261
1,150	Catamaran Corporation[a]	43,413
8,000	Centene Corporation[a]	531,200
1,550	Charles River Laboratories International, Inc.[a]	83,266
7,750	Community Health Systems, Inc.[a]	293,648
30,940	Covidien plc	2,204,475
3,950	DaVita HealthCare Partners, Inc.[a]	273,735
4,950	DENTSPLY International, Inc.	220,919
4,250	Endo International plc[a]	267,516
1,850	Envision Healthcare Holdings, Inc.[a]	62,512
26,663	ExamWorks Group, Inc.[a]	981,198
4,000	Express Scripts Holding Company[a]	266,320
48,700	Gilead Sciences, Inc.[a]	3,822,463
5,600	HCA Holdings, Inc.[a]	291,200
20,000	Hologic, Inc.[a]	419,700
4,800	Humana, Inc.	526,800
5,900	Illumina, Inc.[a]	801,515
2,450	Impax Laboratories, Inc.[a]	64,068
2,350	Insys Therapeutics, Inc.[a]	96,491
5,000	ISIS Pharmaceuticals, Inc.[a]	133,050
1,700	Jazz Pharmaceuticals, Inc.[a]	229,330
20,346	Johnson & Johnson	2,060,846
5,450	McKesson Corporation	922,085
6,200	Medicines Company[a]	164,920
17,920	Merck & Company, Inc.[b]	1,049,395
7,600	Molina Healthcare, Inc.[a]	284,240
16,500	Neurocrine Biosciences, Inc.[a]	231,330
7,500	NPS Pharmaceuticals, Inc.[a]	199,650
23,828	NuVasive, Inc.[a]	803,242
6,000	PAREXEL International Corporation[a]	272,100
5,450	PerkinElmer, Inc.	228,736
9,195	Perrigo Company plc	1,331,988
13,500	Pfizer, Inc.	422,280
2,900	Prestige Brands Holdings, Inc.[a]	97,208
1,150	Puma Biotechnology, Inc.[a]	86,871
4,800	Seattle Genetics, Inc.[a]	184,704
9,000	Tenet Healthcare Corporation[a]	405,720
13,350	UnitedHealth Group, Inc.	1,001,784
2,950	Universal Health Services, Inc.	241,280
2,650	Waters Corporation[a]	261,131
5,651	Zimmer Holdings, Inc.	547,017

	Total	28,275,418

Industrials (3.8%)
4,000	3M Company	556,360
2,050	AAR Corporation	53,095
3,590	Acuity Brands, Inc.	447,206
9,000	ADT Corporation	272,160
3,450	Aecom Technology Corporation[a]	111,849
10,650	AGCO Corporation	593,205
2,334	Allegion plc	115,183
11,060	Apogee Enterprises, Inc.	351,376
2,950	Babcock & Wilcox Company	102,631
11,200	Boeing Company[b]	1,445,024
3,877	Briggs & Stratton Corporation	82,851
12,360	CLARCOR, Inc.	713,914
1,850	Colfax Corporation[a]	133,163
28,931	CSX Corporation[b]	816,433
58,900	Delta Air Lines, Inc.	2,169,287
12,460	DigitalGlobe, Inc.[a]	371,059
26,553	EMCOR Group, Inc.	1,221,172
3,260	Esterline Technologies Corporation[a]	355,405
8,950	Exelis, Inc.	165,933
5,800	Flowserve Corporation	423,690
4,300	Fluor Corporation	325,510
8,830	GATX Corporation	579,513
7,550	GrafTech International, Ltd.[a]	84,636
10,564	Granite Construction, Inc.	394,882
3,600	Harsco Corporation	86,148
26,800	HNI Corporation	944,164
5,639	Honeywell International, Inc.	523,863
5,050	Huntington Ingalls Industries, Inc.	520,150
13,250	Ingersoll-Rand plc	792,350
25,110	Interface, Inc.	451,729
25,430	Jacobs Engineering Group, Inc.[a]	1,467,311
27,630	Korn/Ferry International[a]	802,651
14,600	Landstar System, Inc.	919,654
1,700	Lockheed Martin Corporation	279,038
24,364	Manitowoc Company, Inc.	774,288
22,400	Manpower, Inc.	1,822,016
11,500	Mueller Water Products, Inc.	104,880
2,650	Old Dominion Freight Line, Inc.[a]	160,670
20,712	Oshkosh Corporation	1,149,723
3,482	Parker Hannifin Corporation	441,796
4,270	Pentair, Ltd.	317,218
5,050	Quanta Services, Inc.[a]	178,164
21,660	Ritchie Brothers Auctioneers, Inc.	541,500
600	Rockwell Automation, Inc.	71,508
62,350	Southwest Airlines Company	1,506,999
5,800	Spirit Airlines, Inc.[a]	329,672
3,100	TAL International Group, Inc.[a]	130,758
11,387	Tennant Company	726,377
8,900	Union Pacific Corporation	1,694,827
2,186	United Stationers, Inc.	82,041
1,300	United Technologies Corporation	153,829
4,650	Wabash National Corporation[a]	62,124

	Total	28,920,985

Information Technology (5.3%)
4,000	Alliance Data Systems Corporation[a]	967,600
5,550	Amdocs, Ltd.	258,241
6,227	Apple, Inc.[b]	3,674,490
34,644	Applied Materials, Inc.	660,315
11,600	Arris Group, Inc.[a]	302,644
130,500	Atmel Corporation[a]	1,013,985
2,850	Booz Allen Hamilton Holding Corporation	66,234
25,120	Broadridge Financial Solutions, Inc.	963,101
30,350	Brocade Communications Systems, Inc.[a]	282,558
2,000	Cardtronics, Inc.[a]	66,960
4,700	CDW Corporation	132,493
37,230	Cisco Systems, Inc.[b]	860,385
9,750	Citrix Systems, Inc.[a]	578,272
6,450	Computer Sciences Corporation	381,711
10,900	CoreLogic, Inc.[a]	305,527
6,000	Cree, Inc.[a]	283,020

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock	Value
Information Technology (5.3%) - continued
3,804	DST Systems, Inc.	$350,691
20,661	E2open, Inc.[a]	356,815
6,224	eBay, Inc.[a]	322,590
13,950	Electronic Arts, Inc.[a]	394,785
66,000	EMC Corporation[b]	1,702,800
1,950	EPAM Systems, Inc.[a]	60,704
27,650	Facebook, Inc.[a]	1,652,917
4,100	Fairchild Semiconductor International, Inc.[a]	52,193
800	Gartner, Inc.[a]	55,152
2,400	Global Payments, Inc.	160,392
3,375	Google, Inc., Class Aa	1,805,220
3,375	Google, Inc., Class Ca	1,777,478
14,500	Guidewire Software, Inc.[a]	547,520
13,350	Hewlett-Packard Company	441,351
1,650	iGATE Corporation[a]	60,390
22,500	Informatica Corporation[a]	797,625
2,700	InterDigital, Inc.	93,744
2,200	International Business Machines Corporation	432,234
1,650	Itron, Inc.[a]	62,700
3,450	j2 Global, Inc.	159,942
15,461	Juniper Networks, Inc.[a]	381,732
6,705	Lexmark International, Inc.	288,315
2,170	Measurement Specialties, Inc.[a]	139,640
21,700	Microsoft Corporation	876,680
48,500	NetApp, Inc.	1,727,085
43,498	NVIDIA Corporation	803,408
10,800	Oracle Corporation	441,504
13,475	Plantronics, Inc.	587,106
20,850	QUALCOMM, Inc.[b]	1,641,103
8,100	Red Hat, Inc.[a]	394,065
21,150	Salesforce.com, Inc.[a]	1,092,397
8,250	Sanmina Corporation[a]	167,063
6,281	Sapient Corporation[a]	102,192
10,700	SunPower Corporation[a]	357,594
44,890	Symantec Corporation	910,369
15,750	Take-Two Interactive Software, Inc.[a]	320,985
15,850	Teradata Corporation[a]	720,541
51,566	Teradyne, Inc.[a]	911,171
11,950	Texas Instruments, Inc.	543,127
15,790	Textura Corporation[a]	281,220
31,846	TriQuint Semiconductor, Inc.[a]	451,576
20,700	Ubiquiti Networks, Inc.[a]	801,711
6,050	Unisys Corporation[a]	147,439
1,950	VeriFone Systems, Inc.[a]	65,208
18,827	Virtusa Corporation[a]	620,726
42,700	Vishay Intertechnology, Inc.	607,194
1,550	VistaPrint NVa	61,179
19,950	VMware, Inc.[a]	1,845,575
1,150	Workday, Inc.[a]	84,031
39,100	Xerox Corporation	472,719
5,910	Xilinx, Inc.	278,893

	Total	40,208,327

Materials (0.8%)
6,350	Alcoa, Inc.	85,534
3,500	Berry Plastics Group, Inc.[a]	78,715
4,420	Celanese Corporation	271,521
6,650	Dow Chemical Company	331,835
8,600	Eagle Materials, Inc.	716,638
2,650	Eastman Chemical Company	231,000
21,340	H.B. Fuller Company	988,682
3,250	KapStone Paper and Packaging Corporation[a]	85,735
19,620	Materials Select Sector SPDR Fund	935,874
2,450	Monsanto Company	271,215
4,950	Nucor Corporation	256,163
10,900	Owens-Illinois, Inc.[a]	346,402
3,850	Packaging Corporation of America	256,526
950	PPG Industries, Inc.	183,939
7,244	Silgan Holdings, Inc.	360,389
26,244	Steel Dynamics, Inc.	479,478
11,100	Teck Resources, Ltd.	252,747
2,100	Worthington Industries, Inc.	77,280

	Total	6,209,673

Telecommunications Services (0.3%)
20,050	AT&T, Inc.	715,785
16,780	Cogent Communications Group, Inc.	578,407
3,900	Telephone & Data Systems, Inc.	106,041
19,644	Verizon Communications, Inc.	917,964
12,350	Vonage Holdings Corporation[a]	47,424

	Total	2,365,621

Utilities (0.7%)
2,850	Calpine Corporation[a]	65,351
14,050	CMS Energy Corporation	425,856
12,010	NiSource, Inc.	436,203
22,650	NorthWestern Corporation	1,095,807
21,230	PG&E Corporation	967,663
9,350	Public Service Enterprise Group, Inc.	383,069
7,250	Southern Company	332,268
12,810	Southwest Gas Corporation	704,678
11,800	Wisconsin Energy Corporation	572,064

	Total	4,982,959

	Total Common Stock (cost $165,830,996)	207,403,794

Principal Amount	Long-Term Fixed Income (4.9%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	471,395

	Total	471,395

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
60,124	0.602%, 12/25/2035[c]	34,238
	Residential Asset Securitization Trust
76,877	0.532%, 8/25/2037[c]	32,797
	Sequoia Mortgage Trust
22,725	2.553%, 9/20/2046	916
165,487	2.553%, 9/20/2046	139,835
	WaMu Mortgage Pass Through Certificates
73,088	2.355%, 9/25/2036	64,845
107,161	2.407%, 10/25/2036	92,635

	Total	365,266

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (4.9%)	Value
Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
$250,000	5.509%, 9/15/2039	$269,355

	Total	269,355

Mortgage-Backed Securities (2.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 5/1/2029[d]	1,030,117
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 5/1/2044[d]	1,046,289
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,950,000	3.500%, 5/1/2029[d]	2,053,593
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,100,000	3.500%, 5/1/2044[d]	4,161,180
3,975,000	4.000%, 5/1/2044[d]	4,164,589
3,875,000	4.500%, 5/1/2044[d]	4,160,176

	Total	16,615,944

U.S. Government and Agencies (2.5%)
	U.S. Treasury Bonds
6,210,000	3.000%, 5/15/2042	5,719,994
	U.S. Treasury Notes
3,900,000	1.250%, 10/31/2018	3,852,163
1,250,000	1.750%, 5/15/2023	1,166,015
5,100,000	2.500%, 8/15/2023	5,060,159
1,350,000	3.625%, 2/15/2044	1,391,766
	U.S. Treasury Notes, TIPS
2,031,078	0.125%, 4/15/2018	2,086,140

	Total	19,276,237

	Total Long-Term Fixed Income (cost $37,418,698)	36,998,197

Shares or Principal Amount	Short-Term Investments (4.6%)[e]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.043%, 5/2/2014	3,999,995
6,000,000	0.033%, 5/23/2014	5,999,879
1,400,000	0.060%, 5/28/2014[b]	1,399,942
3,500,000	0.045%, 6/3/2014	3,499,856
8,000,000	0.050%, 6/11/2014	7,999,544
2,000,000	0.040%, 6/24/2014	1,999,880
100,000	0.090%, 7/11/2014[b]	99,982
500,000	0.095%, 7/18/2014[b]	499,897
3,350,000	0.095%, 7/23/2014[b]	3,349,276
2,145,000	0.055%, 7/25/2014[b]	2,144,721
700,000	0.103%, 8/1/2014[b]	699,816
200,000	0.090%, 8/6/2014[b]	199,952
	Federal National Mortgage Association Discount Notes
3,000,000	0.050%, 6/3/2014[b]	2,999,863

	Total Short-Term Investments (at amortized cost)	34,892,603

	Total Investments (cost $622,393,975) 101.5%	$769,840,459

	Other Assets and Liabilities, Net (1.5%)	(11,637,472)

	Total Net Assets 100.0%	$758,202,987

a	Non-income producing security.
b	At April 30, 2014, $25,726,981 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$146,333,769
Gross unrealized depreciation	(3,751,470)

Net unrealized appreciation (depreciation)	$142,582,299

Cost for federal income tax purposes	$627,258,160

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Mutual Funds
Equity Mutual Funds	454,615,069	454,615,069	–	–
Fixed Income Mutual Funds	35,930,796	35,930,796	–	–

Common Stock
Consumer Discretionary	30,190,254	30,190,254	–	–
Consumer Staples	10,025,729	10,025,729	–	–
Energy	17,775,505	17,775,505	–	–
Financials	38,449,323	38,449,323	–	–
Health Care	28,275,418	28,275,418	–	–
Industrials	28,920,985	28,920,985	–	–
Information Technology	40,208,327	40,208,327	–	–
Materials	6,209,673	6,209,673	–	–
Telecommunications Services	2,365,621	2,365,621	–	–
Utilities	4,982,959	4,982,959	–	–

Long-Term Fixed Income
Asset-Backed Securities	471,395	–	471,395	–
Collateralized Mortgage Obligations	365,266	–	365,266	–
Commercial Mortgage-Backed Securities	269,355	–	269,355	–
Mortgage-Backed Securities	16,615,944	–	16,615,944	–
U.S. Government and Agencies	19,276,237	–	19,276,237	–
Short-Term Investments	34,892,603	–	34,892,603	–

Total	$769,840,459	$697,949,659	$71,890,800	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	10,477,303	7,644,432	2,832,871	–

Total Asset Derivatives	$10,477,303	$7,644,432	$2,832,871	$–

Liability Derivatives
Futures Contracts	499	499	–	–

Total Liability Derivatives	$499	$499	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	June 2014	($2,198,251)	($2,198,750)	($499)
5-Yr. U.S. Treasury Bond Futures	(165)	June 2014	(19,739,380)	(19,709,766)	29,614
10-Yr. U.S. Treasury Bond Futures	(60)	June 2014	(7,466,536)	(7,465,313)	1,223
30-Yr. U.S. Treasury Bond Futures	30	June 2014	3,962,201	4,048,125	85,924
Eurex EURO STOXX 50 Futures	1,129	June 2014	46,747,096	49,579,967	2,832,871
Mini MSCI EAFE Index Futures	58	June 2014	5,392,079	5,580,470	188,391
Russell 2000 Index Mini-Futures	(607)	June 2014	(72,079,854)	(68,202,520)	3,877,334
S&P 400 Index Mini-Futures	(581)	June 2014	(79,665,384)	(78,615,110)	1,050,274
S&P 500 Index Futures	223	June 2014	102,564,200	104,692,924	2,128,724
Ultra Long Term U.S. Treasury Bond Futures	58	June 2014	8,259,364	8,542,312	282,948
Total Futures Contracts					$10,476,804

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$399,709
Total Interest Rate Contracts		399,709

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	10,077,594
Total Equity Contracts		10,077,594
Total Asset Derivatives		$10,477,303

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	499
Total Interest Rate Contracts		499
Total Liability Derivatives		$499

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(186,152)

Total Interest Rate Contracts		(186,152)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(3,856,631)

Total Equity Contracts		(3,856,631)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(31,185)

Total Credit Contracts		(31,185)

Total		($4,073,968)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/ (depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	617,821

Total Interest Rate Contracts		617,821

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	8,180,699

Total Equity Contracts		8,180,699

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(5,670)

Total Credit Contracts		(5,670)

Total		$8,792,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table presents Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)
Equity Contracts	$306,580,548	41.8%	N/A
Interest Rate Contracts	23,082,522	3.1	N/A
Credit Contracts	N/A	N/A	44,699

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Opportunity Income Plus	$7,089,536	$125,687	$–	699,110	$7,277,738	$126,095
Natural Resources	15,606,171	110,960	–	1,530,785	16,318,168	110,960
Partner Small Cap Growth	58,790,709	7,888,596	–	3,871,291	56,559,559	–
Partner Small Cap Value	14,679,292	467,934	–	698,214	15,367,696	54,742
Small Cap Stock	21,072,973	137,788	–	1,010,949	21,947,711	–
Mid Cap Growth	35,434,050	3,919,149	–	1,613,534	36,385,181	–
Partner Mid Cap Value	24,710,652	4,666,691	–	1,859,855	26,930,702	128,783
Mid Cap Stock	40,553,646	144,003	–	1,842,031	43,914,018	144,003
Partner Worldwide Allocation	106,995,683	2,192,172	–	10,540,808	110,994,705	2,192,172
Large Cap Growth	49,365,412	182,168	–	6,475,568	52,905,395	182,168
Large Cap Value	43,527,269	576,568	–	2,353,715	46,697,698	576,568
Large Cap Stock	24,556,029	2,395,199	–	978,449	26,594,236	202,943
High Yield	8,654,617	264,797	168,357	1,715,681	8,852,915	263,436
Income	5,859,319	1,623,745	–	822,789	7,610,797	122,685
Limited Maturity Bond	–	12,235,159	–	978,278	12,189,346	78,858
Cash Management Trust- Collateral Investment	–	5,587,500	5,587,500	–	–	118
Total Value and Income Earned	456,895,358				490,545,865	4,183,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$874,894	6.250%, 5/16/2018	$849,741
	Axalta Coating Systems US Holdings, Inc., Term Loan
377,150	4.000%, 2/1/2020	375,785
	Fortescue Metals Group, Ltd., Term Loan
2,043,979	4.250%, 6/30/2019	2,042,200
	Ineos Group Holdings, Ltd., Term Loan
627,604	3.750%, 5/4/2018	621,429

	Total	3,889,155

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
681,375	3.750%, 10/9/2019	675,979
	Berry Plastics Group, Inc., Term Loan
816,750	3.500%, 2/8/2020	808,288
	Silver II Borrower, Term Loan
212,653	4.000%, 12/13/2019	211,909

	Total	1,696,176

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
290,575	3.250%, 11/30/2019	287,126
	Cengage Learning Aquisitions, Term Loan
1,310,000	7.000%, 3/31/2020	1,329,650
	Cequel Communications, LLC, Term Loan
259,351	3.500%, 2/14/2019	258,217
	Charter Communications Operating, LLC, Term Loan
109,175	3.000%, 7/1/2020	107,470
	Clear Channel Communications, Inc., Term Loan
11,263	3.800%, 1/29/2016	11,167
646,736	6.900%, 1/30/2019	641,264
208,001	7.650%, 7/30/2019	208,322
	Cumulus Media Holdings, Inc., Term Loan
415,416	4.250%, 12/23/2020	415,242
	Fairpoint Communications, Term Loan
544,500	7.500%, 2/14/2019	561,129
	Grande Communications Networks, LLC, Term Loan
327,525	4.500%, 5/29/2020	324,866
	Hargray Communications Group, Inc., Term Loan
451,588	4.750%, 6/26/2019	453,845
	Integra Telecom Holdings, Inc., Term Loan
321,750	5.250%, 2/22/2019	322,554
105,000	9.750%, 2/21/2020	107,153
	Intelsat Jackson Holdings SA, Term Loan
518,469	3.750%, 6/30/2019	517,951
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	716,115
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
358,612	6.000%, 6/9/2017	358,613
	LTS Buyer, LLC, Term Loan
243,162	4.000%, 4/13/2020	242,251
17,078	8.000%, 4/12/2021	17,184
	McGraw-Hill Global Education, LLC, Term Loan
508,413	5.750%, 3/22/2019	512,227
	Mediacom Broadband, LLC, Term Loan
290,575	4.000%, 1/20/2020	289,485
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	32,136
	NEP/NCP Holdco, Inc., Term Loan
816,750	4.250%, 1/22/2020	813,687
	NTelos, Inc., Term Loan
162,525	5.750%, 11/9/2019	162,627
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	425,203
	TNS, Inc., Term Loan
325,700	5.000%, 2/14/2020	325,498
	Univision Communications, Inc., Term Loan
769,088	4.000%, 3/1/2020	765,565
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	3.500%, 6/7/2020	670,133
	Visant Corporation, Term Loan
748,643	5.250%, 12/22/2016	730,593
	WideOpenWest Finance, LLC, Term Loan
722,700	4.750%, 4/1/2019	723,155
	XO Communications, LLC, Term Loan
140,000	4.250%, 3/20/2021[b,c]	139,913
	Yankee Cable Acquisition, LLC, Term Loan
425,851	4.500%, 3/1/2020	425,851
	Zayo Group, LLC, Term Loan
652,537	4.000%, 7/2/2019	650,338

	Total	13,546,530

Consumer Cyclical (0.4%)
	Bally Technologies, Inc., Term Loan
338,300	4.250%, 11/25/2020	338,385
	Burlington Coat Factory Warehouse Corporation, Term Loan
419,746	4.250%, 2/23/2017	421,320
	Cenveo Corporation, Term Loan
223,358	6.250%, 2/13/2017	223,544
	Ceridian Corporation, Term Loan
372,928	4.402%, 5/9/2017	372,540
	Chrysler Group, LLC, Term Loan
361,285	3.500%, 5/24/2017	360,577
	Golden Nugget, Inc., Delayed Draw
65,835	5.500%, 11/21/2019	67,254

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Golden Nugget, Inc., Term Loan
$153,615	5.500%, 11/21/2019	$156,927
	J.C. Penney Corporation, Inc., Term Loan
158,800	6.000%, 5/22/2018	157,511
	Las Vegas Sands, LLC, Term Loan
972,562	3.250%, 12/19/2020	966,815
	Marina District Finance Company, Inc., Term Loan
817,950	6.750%, 8/15/2018	830,898
	MGM Resorts International, Term Loan
345,625	3.500%, 12/20/2019	343,251
	Mohegan Tribal Gaming Authority, Term Loan
897,750	5.500%, 11/19/2019	910,319
	Rite Aid Corporation, Term Loan
84,363	3.500%, 2/21/2020	84,211
165,000	5.750%, 8/21/2020	167,887
	ROC Finance, LLC, Term Loan
601,975	5.000%, 6/20/2019	583,416
	Seminole Indian Tribe of Florida, Term Loan
190,650	3.000%, 4/29/2020	189,458
	Seven Seas Cruises S de RL, LLC, Term Loan
546,311	3.750%, 12/21/2018	544,262
	Toys R Us, Inc., Term Loan
576,755	5.250%, 5/25/2018	473,348

	Total	7,191,923

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
775,407	4.750%, 3/21/2019	776,763
	Biomet, Inc., Term Loan
496,250	3.660%, 7/25/2017	496,458
	Catalina Marketing Corporation, Term Loan
135,000	4.500%, 4/9/2021	134,536
	CHS/Community Health Systems, Inc., Term Loan
99,333	3.469%, 1/25/2017	99,209
264,755	4.250%, 1/27/2021	265,663
	Del Monte Corporation, Term Loan
67,885	3.500%, 3/9/2020	67,320
	Hologic, Inc., Term Loan
350,790	3.250%, 8/1/2019	348,723
	JBS USA, LLC, Term Loan
362,970	3.750%, 5/25/2018	361,609
	Roundy’s Supermarkets, Inc., Term Loan
765,952	5.750%, 3/3/2021	766,910
	Supervalu, Inc., Term Loan
500,778	4.500%, 3/21/2019	498,820
	Van Wagner Communications, LLC, Term Loan
288,702	6.250%, 8/3/2018	291,861

	Total	4,107,872

Energy (<0.1%)
	Fieldwood Energy, LLC, Term Loan
46,798	8.375%, 9/30/2020	48,202
	McJunkin Red Man Corporation, Term Loan
263,675	4.750%, 11/8/2019	264,719
	Offshore Group Investment, Ltd., Term Loan
455,400	5.750%, 3/28/2019	453,123
	Pacific Drilling SA, Term Loan
213,388	4.500%, 6/3/2018	213,121

	Total	979,165

Financials (0.1%)
	DJO Finance, LLC, Term Loan
521,705	4.250%, 9/15/2017	521,381
	GEO Group, Inc., Term Loan
107,910	3.250%, 4/3/2020	107,843
	Harland Clarke Holdings Corporation, Term Loan
69,562	6.000%, 8/4/2019	69,853
	MoneyGram International, Inc., Term Loan
435,600	4.250%, 3/27/2020	424,166
	WaveDivision Holdings, LLC, Term Loan
671,500	4.000%, 10/12/2019	670,452

	Total	1,793,695

Technology (0.1%)
	First Data Corporation Extended, Term Loan
720,000	4.152%, 3/23/2018	718,654
	First Data Corporation, Term Loan
295,000	4.152%, 9/24/2018	294,401
	Freescale Semiconductor, Inc., Term Loan
396,008	4.250%, 2/28/2020	395,390
256,710	5.000%, 1/15/2021	257,834
	Infor US, Inc., Term Loan
465,320	3.750%, 6/3/2020	461,542

	Total	2,127,821

Transportation (0.1%)
	American Airlines, Inc., Term Loan
456,550	3.750%, 6/27/2019	455,267
	Delta Air Lines, Inc., Term Loan
575,818	3.500%, 4/20/2017	573,515
	United Air Lines, Inc., Term Loan
267,300	3.500%, 4/1/2019	265,028

	Total	1,293,810

Utilities (0.1%)
	Calpine Corporation, Term Loan
83,919	4.000%, 4/1/2018	83,930
576,225	4.000%, 10/9/2019	575,983
	Intergen NV, Term Loan
208,425	5.500%, 6/15/2020	209,728
	NGPL PipeCo, LLC, Term Loan
510,022	6.750%, 9/15/2017	501,734

	Total	1,371,375

	Total Bank Loans (cost $37,997,564)	37,997,522

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Mutual Funds (61.7%)	Value
Equity Mutual Funds (51.9%)
3,092,268	Thrivent Natural Resources Fund	$32,963,578
3,462,250	Thrivent Partner Small Cap Growth Fund	50,583,478
1,628,108	Thrivent Partner Small Cap Value Fund	35,834,650
1,353,438	Thrivent Small Cap Stock Fund	29,383,129
2,132,075	Thrivent Mid Cap Growth Fund	48,078,293
3,844,932	Thrivent Partner Mid Cap Value Fund	55,674,615
4,047,495	Thrivent Mid Cap Stock Fund	96,492,292
20,291,180	Thrivent Partner Worldwide Allocation Fund	213,666,121
14,406,776	Thrivent Large Cap Growth Fund	117,703,362
7,692,182	Thrivent Large Cap Value Fund	152,612,884
3,491,822	Thrivent Large Cap Stock Fund	94,907,720

	Total	927,900,122

Fixed Income Mutual Funds (9.8%)
11,329,399	Thrivent High Yield Fund	58,459,700
8,024,447	Thrivent Income Fund	74,226,135
2,344,298	Thrivent Government Bond Fund	23,255,440
1,490,469	Thrivent Limited Maturity Bond Fund	18,571,243

	Total	174,512,518

	Total Mutual Funds (cost $881,507,733)	1,102,412,640

Shares	Common Stock (19.3%)	Value
Consumer Discretionary (2.7%)
2,700	Alpine Electronics, Inc.	32,191
7,000	Amazon.com, Inc.[d]	2,128,910
3,500	Aoyama Trading Company, Ltd.	86,852
3,550	AutoZone, Inc.[d]	1,895,309
11,450	Barnes & Noble, Inc.[d]	187,780
800	Bayerische Motoren Werke AG	78,860
25,350	Best Buy Company, Inc.	657,325
11,300	Bloomin’ Brands, Inc.[d]	240,916
300	BorgWarner, Inc.	18,642
22,200	Boyd Gaming Corporation[d]	262,404
31,650	Cablevision Systems Corporation	528,555
8,710	CBS Corporation	503,090
33,140	Cheesecake Factory, Inc.	1,487,655
4,250	Children’s Place Retail Stores, Inc.	204,000
86,850	Comcast Corporation[e]	4,495,356
800	Continental AG	188,244
26,052	Delphi Automotive plc	1,741,316
420	Discovery Communications, Inc.[d]	31,878
15,850	DISH Network Corporation[d]	901,231
930	Dollar Tree, Inc.[d]	48,425
7,950	DreamWorks Animation SKG, Inc.[d]	191,039
600	Dunkin’ Brands Group, Inc.	27,306
41,686	Esprit Holdings, Ltd.	69,404
600	Exedy Corporation	16,053
1,200	Faurecia[d]	54,015
3,745	Finish Line, Inc.	103,100
100	Forbo Holding AGd	103,454
44,150	Ford Motor Company	713,022
1,500	Fuji Heavy Industries, Ltd.	39,442
5,700	G-III Apparel Group, Ltd.[d]	409,089
11,670	GNC Holdings, Inc.	525,150
10,700	Halfords Group plc	80,290
6,100	Harman International Industries, Inc.	668,621
10,500	Haseko Corporation	66,494
25,750	Home Depot, Inc.[e]	2,047,382
26,900	Home Retail Group plc	92,947
610	HomeAway, Inc.[d]	19,898
47,490	Houghton Mifflin Harcourt Company[d]	970,221
42,735	Ignite Restaurant Group, Inc.[d]	604,273
6,700	ITT Educational Services, Inc.[d]	180,900
14,700	ITV plc	45,218
3,700	Jack in the Box, Inc.[d]	198,098
5,300	JB Hi-Fi, Ltd.	95,240
2,800	JM AB	95,144
100	Kuoni Reisen Holding AGd	44,161
8,850	Lamar Advertising Company[d]	441,792
33,513	Las Vegas Sands Corporation	2,651,884
11,650	Liberty Interactive Corporation[d]	338,549
410	Limited Brands, Inc.	22,222
24,850	Live Nation Entertainment, Inc.[d]	518,868
37,220	Lowe’s Companies, Inc.	1,708,770
27,000	Luk Fook Holdings International, Ltd.	76,665
17,800	Macy’s, Inc.	1,022,254
920	Marriott International, Inc.	53,296
3,800	Marriott Vacations Worldwide Corporation[d]	207,024
58,708	MDC Partners, Inc.	1,433,649
16,870	Meredith Corporation	743,461
850	Michael Kors Holdings, Ltd.[d]	77,520
3,950	Multimedia Games Holding Company, Inc.[d]	115,340
30,660	News Corporation	960,271
1,500	Next plc	165,482
24,250	NIKE, Inc.	1,769,037
10,750	Omnicom Group, Inc.	727,560
300	O’Reilly Automotive, Inc.[d]	44,637
20,409	Papa John’s International, Inc.	895,139
2,900	Persimmon plc[d]	64,356
300	PetSmart, Inc.	20,304
5,400	Peugeot SAd	95,542
5,400	Peugeot SA, Rights[d]	10,331
1,700	Publicis Groupe SA	145,434
200	PVH Corporation	25,114
7,950	Restoration Hardware Holdings, Inc.[d]	496,001
210	Ross Stores, Inc.	14,297
500	RTL Group SA	55,675
500	SA D’Ieteren NV	23,132
25,800	Samsonite International SA	81,977
16,250	Scientific Games Corporation[d]	194,675
8,800	Scripps Networks Interactive, Inc.	660,616
14,000	Seiko Holdings Corporation	51,158
5,800	SHOWA Corporation	63,782
4,631	Slater & Gordon, Ltd.	20,319
12,850	Smith & Wesson Holding Corporation[d]	197,248
60,756	Staples, Inc.	759,450
21,800	Starbucks Corporation	1,539,516
510	Starwood Hotels & Resorts Worldwide, Inc.	39,091
8,200	Sumitomo Forestry Company, Ltd.	83,400
7,600	Tempur-Pedic International, Inc.[d]	381,368
8,720	Time Warner Cable, Inc.	1,233,531

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Consumer Discretionary (2.7%) - continued
2,850	TJX Companies, Inc.	$165,813
18,760	Toll Brothers, Inc.[d]	642,342
4,300	Toyota Motor Corporation	232,321
720	Tractor Supply Company	48,413
67,240	Tuesday Morning Corporation[d]	940,015
41,850	Twenty-First Century Fox, Inc.	1,340,037
600	Under Armour, Inc.[d]	29,334
100	Valora Holding AGd	28,277
510	VF Corporation	31,156
6,500	Viacom, Inc.	552,370
2,600	WH Smith plc	48,218
10,000	Wyndham Worldwide Corporation	713,400
23,200	Wynn Macau, Ltd.	91,816
100	Wynn Resorts, Ltd.	20,389

	Total	48,292,538

Consumer Staples (1.0%)
300	AarhusKarlshamn AB	20,089
27,950	Altria Group, Inc.	1,121,074
3,857	Andersons, Inc.	240,253
9,200	Anheuser-Busch InBev NV ADR	973,544
21,893	Annie’s, Inc.[d]	711,741
5,000	Britvic plc	61,237
5,400	Bunge, Ltd.	430,110
2,350	Campbell Soup Company	106,901
1,000	Casino Guichard Perrachon SA	127,423
15,300	Colgate-Palmolive Company	1,029,690
38,280	CVS Caremark Corporation	2,783,722
1,600	Fuji Oil Company, Ltd.	21,617
5,350	Green Mountain Coffee Roasters, Inc.	501,188
8,641	Greencore Group plc	38,165
510	Hain Celestial Group, Inc.[d]	43,870
300	Henkel AG & Company KGaA	30,845
7,100	Ingredion, Inc.	500,195
1,800	Kerry Group plc	141,093
1,700	Kesko Oyj	69,585
5,520	Kimberly-Clark Corporation	619,620
1,292	Koninklijke Ahold NV	24,977
800	KOSE Corporation	26,590
5,579	Kraft Foods Group, Inc.	317,222
23,650	Kroger Company	1,088,846
700	Matsumotokiyoshi Holdings Company, Ltd.	20,657
24,347	Mondelez International, Inc.	867,971
610	Monster Beverage Corporation[d]	40,846
900	Nestle SA	69,556
14,600	Parmalat SPA	50,724
6,179	Philip Morris International, Inc.	527,872
300	Pigeon Corporation	13,431
5,450	Pilgrim’s Pride Corporation[d]	119,137
12,000	Procter & Gamble Company[e]	990,600
500	Rallye SA	25,432
2,500	Reckitt Benckiser Group plc	201,814
93,100	Rite Aid Corporation[d]	679,630
2,082	SalMar ASA[d]	30,138
2,150	Sanderson Farms, Inc.	176,880
6,950	Sprouts Farmers Markets, Inc.[d]	222,191
67,200	SUPERVALU, Inc.[d]	469,728
300	United Natural Foods, Inc.[d]	20,709
11,400	Wal-Mart Stores, Inc.[e]	908,694
67,410	WhiteWave Foods Company[d]	1,866,583
210	Whole Foods Market, Inc.	10,437
40,000	Wilmar International, Ltd.	108,713
509	Woolworths, Ltd.	17,689

	Total	18,469,029

Energy (1.6%)
4,110	Alpha Natural Resources, Inc.[d]	17,673
2,600	Atwood Oceanics, Inc.[d]	128,856
9,250	Basic Energy Services, Inc.[d]	244,385
2,821	Cabot Oil & Gas Corporation	110,809
34,810	Cameron International Corporation[d]	2,261,258
900	CAT Oil AG	18,883
7,210	Chevron Corporation	904,999
1,290	Cimarex Energy Company	153,665
14,050	Cloud Peak Energy, Inc.[d]	276,644
1,310	Concho Resources, Inc.[d]	170,889
100	Delek Group, Ltd.	40,529
7,750	Denbury Resources, Inc.	130,355
7,100	Diamondback Energy, Inc.[d]	510,774
1,000	Energen Corporation	77,910
2,470	Energy XXI, Ltd.	59,107
1,880	Ensco plc	94,846
18,596	EOG Resources, Inc.	1,822,408
11,130	EQT Corporation	1,213,059
1,700	ERG SPA	29,340
28,650	Exxon Mobil Corporation	2,934,046
17,358	Goodrich Petroleum Corporation[d]	436,554
5,150	Green Plains Renewable Energy, Inc.	153,985
2,050	Gulfmark Offshore, Inc.	92,271
1,830	Helmerich & Payne, Inc.	198,829
3,390	HollyFrontier Corporation	178,280
71,674	Marathon Oil Corporation	2,591,015
1,400	Marathon Petroleum Corporation	130,130
28,570	Market Vectors Oil Service ETF	1,489,068
21,200	Nabors Industries, Ltd.	541,024
1,580	National Oilwell Varco, Inc.	124,077
4,200	Neste Oil Oyj	86,238
3,000	Noble Corporation	92,430
2,040	Noble Energy, Inc.	146,431
15,790	Oasis Petroleum, Inc.[d]	734,393
1,950	Oceaneering International, Inc.	142,896
1,475	Oil States International, Inc.[d]	143,281
20,150	Patterson-UTI Energy, Inc.	655,479
1,020	Peabody Energy Corporation	19,390
790	Pioneer Natural Resources Company	152,683
1,315	Range Resources Corporation	118,942
32,580	Rex Energy Corporation[d]	686,135
20,450	Rosetta Resources, Inc.[d]	968,103
2,730	Rowan Companies plc[d]	84,412
8,403	Royal Dutch Shell plc	332,404
6,400	Royal Dutch Shell plc, Class B	271,749
23,960	Schlumberger, Ltd.	2,433,138
3,900	Showa Shell Sekiyu KK	39,563
1,675	SM Energy Company	124,168
920	Southwestern Energy Company[d]	44,050
6,700	Superior Energy Services, Inc.	220,564
24,800	Total SA ADR	1,766,752
111,600	Weatherford International, Ltd.[d]	2,343,600
1,690	Whiting Petroleum Corporation[d]	124,587
3,450	World Fuel Services Corporation	157,113

	Total	29,024,169

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Financials (3.9%)
9,110	ACE, Ltd.	$932,135
6,705	Affiliated Managers Group, Inc.[d]	1,328,931
32,200	AIA Group, Ltd.	156,608
800	Allianz SE	139,224
4,820	Allied World Assurance Company Holdings AG	519,066
11,070	Allstate Corporation	630,436
10,010	American Assets Trust, Inc.	339,840
22,550	American International Group, Inc.	1,198,081
400	Ameriprise Financial, Inc.	44,652
7,500	Assicurazioni Generali SPA	175,360
8,700	Aviva plc	77,532
2,700	AXA SA	70,459
6,800	Bank Leumi Le-Israel BMd	26,607
106,180	Bank of America Corporation	1,607,565
400	Bank of Georgia Holdings plc	17,593
4,300	Banner Corporation	170,022
33,010	BBCN Bancorp, Inc.	508,684
20,900	Berkshire Hathaway, Inc.[d]	2,692,965
800	BNP Paribas SA	60,116
7,800	Camden Property Trust	534,222
11,900	Challenger, Ltd.	78,293
59,190	Citigroup, Inc.	2,835,793
3,759	CNA Financial Corporation	153,931
62,581	CNO Financial Group, Inc.	1,079,522
1,300	CNP Assurances	29,990
15,840	Columbia Banking System, Inc.	393,149
18,550	Comerica, Inc.	894,852
3,800	Commonwealth Bank of Australia	279,531
15,300	Credit Agricole SAd	241,410
1,600	Credit Suisse Group AGd	50,724
12,400	Crown Castle International Corporation	901,852
1,600	Daito Trust Construction Company, Ltd.	162,817
17,000	Daiwa Securities Group, Inc.	127,474
11,000	Deutsche Bank AG	484,330
9,320	Discover Financial Services	520,988
1,906	DnB ASA	33,785
22,810	Education Realty Trust, Inc.	232,662
4,950	Evercore Partners, Inc.	264,479
2,500	EXOR SPA	114,265
6,080	Extra Space Storage, Inc.	318,166
47,850	Fifth Third Bancorp	986,189
14,800	First Horizon National Corporation	170,052
6,100	First Industrial Realty Trust, Inc.	112,057
52,150	First Niagara Financial Group, Inc.	465,178
15,830	First Republic Bank	803,531
5,700	FlexiGroup, Ltd.	20,523
12,450	Fulton Financial Corporation	151,766
11,748	Gaming and Leisure Properties, Inc.	431,739
75,691	Genworth Financial, Inc.[d]	1,351,084
400	Grupo Catalana Occidente SA	15,651
35,880	Hanmi Financial Corporation	763,168
23,400	Hatteras Financial Corporation	457,938
22,412	HCC Insurance Holdings, Inc.	1,029,607
2,759	Hiscox, Ltd.	32,887
35,985	Host Hotels & Resorts, Inc.	771,878
196,150	Huntington Bancshares, Inc.	1,796,734
12,600	Intermediate Capital Group plc	94,573
5,500	International Personal Finance plc	52,016
28,090	Invesco, Ltd.	989,049
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,688,160
12,210	iShares Russell 2000 Index Fund	1,367,276
8,800	Israel Discount Bank, Ltd.[d]	15,734
18,935	J.P. Morgan Chase & Company	1,059,981
47,000	KeyCorp	641,080
17,886	Lazard, Ltd.	841,536
5,550	M&T Bank Corporation	677,156
7,900	Macerich Company	512,789
25,850	MBIA, Inc.[d]	313,302
1,200	McGraw-Hill Companies, Inc.	88,716
35,040	MetLife, Inc.	1,834,344
8,200	Mitsubishi UFJ Financial Group, Inc.	43,620
18,700	Mizuho Financial Group, Inc.	36,626
6,650	Montpelier Re Holdings, Inc.	203,357
38,240	Morgan Stanley	1,182,763
24,050	NASDAQ OMX Group, Inc.	887,445
15,300	Natixis	108,609
4,900	NKSJ Holdings, Inc.	122,249
1,400	Nordea Bank AB	20,287
13,000	Northern Trust Corporation	783,250
13,000	Old Republic International Corporation	215,280
22,000	Oversea-Chinese Banking Corporation, Ltd.	169,668
15,880	PacWest Bancorp	625,196
4,900	Paragon Group Of Companies plc	29,647
16,480	Parkway Properties, Inc.	310,813
24,990	Pebblebrook Hotel Trust	860,656
4,300	Phoenix Group Holdings	49,586
27,900	Piedmont Office Realty Trust, Inc.	491,319
3,500	Portfolio Recovery Associates, Inc.[d]	200,025
5,700	Progressive Corporation	138,225
14,200	Protective Life Corporation	726,330
12,450	Prudential Financial, Inc.	1,004,466
1,900	Prudential plc	43,679
8,900	Resolution, Ltd.	44,899
5,650	RLJ Lodging Trust	150,686
300	Schweizerische National-Versicherungs-Gesellschaft AG	20,776
10,200	SLM Corporation	262,650
35,300	SPDR Euro Stoxx 50 ETF	1,541,904
49,500	SPDR S&P 500 ETF Trust	9,327,285
12,600	State Street Corporation	813,456
8,776	Storebrand ASA[d]	49,263
4,300	Sumitomo Mitsui Financial Group, Inc.	169,980
13,780	SVB Financial Group[d]	1,470,188
410	T. Rowe Price Group, Inc.	33,673
900	TD Ameritrade Holding Corporation	28,710
27,110	Terreno Realty Corporation	495,300
17,770	Texas Capital Bancshares, Inc.[d]	998,496
5,400	Unipol Gruppo Finanziario SPA	39,117
28,400	UnipolSai Assicurazioni SPA	104,499
10,000	United Overseas Bank, Ltd.	174,051
9,500	Visa, Inc.	1,924,795
6,500	W.R. Berkley Corporation	287,560
13,072	Wells Fargo & Company	648,894
25,180	Western Alliance Bancorp[d]	580,903
8,400	Westpac Banking Corporation	275,137

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Financials (3.9%) - continued
31,470	Zions Bancorporation	$910,112

	Total	68,569,235

Health Care (2.6%)
4,250	Abbott Laboratories	164,645
6,650	Abiomed, Inc.[d]	157,539
27,000	Acorda Therapeutics, Inc.[d]	957,150
200	Actavis, Inc.[d]	40,866
1,300	Actelion, Ltd.[d]	127,990
15,800	Aetna, Inc.	1,128,910
13,250	Affymetrix, Inc.[d]	98,448
43,670	Akorn, Inc.[d]	1,101,357
9,740	Align Technology, Inc.[d]	490,799
49,150	Allscripts Healthcare Solutions, Inc.[d]	748,063
3,710	AmerisourceBergen Corporation	241,818
17,730	Baxter International, Inc.	1,290,567
720	BioMarin Pharmaceutical, Inc.[d]	41,926
62,300	BioScrip, Inc.[d]	431,116
101,350	Boston Scientific Corporation[d]	1,278,023
5,101	C.R. Bard, Inc.	700,520
15,250	Cardinal Health, Inc.	1,060,027
2,400	Catamaran Corporation[d]	90,600
14,000	Centene Corporation[d]	929,600
610	Cerner Corporation[d]	31,293
2,750	Charles River Laboratories International, Inc.[d]	147,730
13,650	Community Health Systems, Inc.[d]	517,199
200	Cooper Companies, Inc.	26,382
300	Covance, Inc.[d]	26,484
44,220	Covidien plc	3,150,675
2,800	CSL, Ltd.	178,500
6,900	DaVita HealthCare Partners, Inc.[d]	478,170
8,750	DENTSPLY International, Inc.	390,513
7,500	Endo International plc[d]	472,088
3,860	Envision Healthcare Holdings, Inc.[d]	130,429
35,435	ExamWorks Group, Inc.[d]	1,304,008
8,500	Express Scripts Holding Company[d]	565,930
63,100	Gilead Sciences, Inc.[d]	4,952,719
8,749	GlaxoSmithKline plc	241,738
1,900	H. Lundbeck AS	55,375
9,800	HCA Holdings, Inc.[d]	509,600
1,700	Hikma Pharmaceuticals plc	44,611
34,800	Hologic, Inc.[d]	730,278
8,450	Humana, Inc.	927,387
1,950	ICON plc[d]	75,602
10,250	Illumina, Inc.[d]	1,392,463
4,300	Impax Laboratories, Inc.[d]	112,445
4,100	Insys Therapeutics, Inc.[d]	168,346
8,800	ISIS Pharmaceuticals, Inc.[d]	234,168
2,950	Jazz Pharmaceuticals, Inc.[d]	397,955
27,741	Johnson & Johnson	2,809,886
9,550	McKesson Corporation	1,615,764
10,900	Medicines Company[d]	289,940
37,740	Merck & Company, Inc.	2,210,054
200	Mettler-Toledo International, Inc.[d]	46,624
13,350	Molina Healthcare, Inc.[d]	499,290
21,920	Neurocrine Biosciences, Inc.[d]	307,318
3,000	Nipro Corporation	25,972
3,700	Novartis AG	321,651
13,150	NPS Pharmaceuticals, Inc.[d]	350,053
31,568	NuVasive, Inc.[d]	1,064,157
10,550	PAREXEL International Corporation[d]	478,442
9,600	PerkinElmer, Inc.	402,912
11,434	Perrigo Company plc	1,656,329
28,800	Pfizer, Inc.	900,864
5,150	Prestige Brands Holdings, Inc.[d]	172,628
2,050	Puma Biotechnology, Inc.[d]	154,857
400	Roche Holding AG	117,339
8,450	Seattle Genetics, Inc.[d]	325,156
1,800	Shire plc	102,945
410	Team Health Holdings, Inc.[d]	19,877
15,900	Tenet Healthcare Corporation[d]	716,772
25,291	UnitedHealth Group, Inc.[e]	1,897,837
5,150	Universal Health Services, Inc.	421,218
200	Vertex Pharmaceuticals, Inc.[d]	13,540
5,450	Waters Corporation[d]	537,043
1,100	Zeria Pharmaceutical Company, Ltd.	23,062
9,592	Zimmer Holdings, Inc.	928,506

	Total	46,752,088

Industrials (2.6%)
7,000	3M Company	973,630
3,600	AAR Corporation	93,240
3,100	Actividades de Construccion y Servicios SA	133,065
4,770	Acuity Brands, Inc.	594,199
300	Adecco SAd	25,186
15,750	ADT Corporation	476,280
6,050	Aecom Technology Corporation[d]	196,141
19,100	AGCO Corporation	1,063,870
1,200	Aica Kogyo Company, Ltd.	25,095
11,659	Air New Zealand, Ltd.	21,127
4,117	Allegion plc	203,174
1,440	AMETEK, Inc.	75,917
14,710	Apogee Enterprises, Inc.	467,337
1,600	Arcadis NV	56,867
610	B/E Aerospace, Inc.[d]	53,540
5,150	Babcock & Wilcox Company	179,169
4,400	Berendsen plc	76,894
2,000	Bodycote plc	24,679
15,350	Boeing Company	1,980,457
6,796	Briggs & Stratton Corporation	145,231
100	Bucher Industries AG	32,573
16,430	CLARCOR, Inc.	948,997
3,250	Colfax Corporation[d]	233,935
56,765	CSX Corporation	1,601,908
5,100	Daifuku Company, Ltd.	58,801
82,710	Delta Air Lines, Inc.	3,046,209
16,570	DigitalGlobe, Inc.[d]	493,455
700	DKSH Holding AG	57,768
500	Duerr AGd	39,563
1,100	Elbit Systems, Ltd.	64,933
35,063	EMCOR Group, Inc.	1,612,547
4,330	Esterline Technologies Corporation[d]	472,057
15,750	Exelis, Inc.	292,005
410	Fastenal Company	20,533
3,400	Fenner plc	23,788
10,260	Flowserve Corporation	749,493
5,100	Fluor Corporation	386,070
3,600	Fomento de Construcciones y Contratas SAd	79,412
820	Fortune Brands Home and Security, Inc.	32,677
12,150	GATX Corporation	797,404
410	Graco, Inc.	29,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Industrials (2.6%) - continued
13,250	GrafTech International, Ltd.[d]	$148,532
14,037	Granite Construction, Inc.	524,703
9,000	Hanwa Company, Ltd.	35,201
6,400	Harsco Corporation	153,152
35,420	HNI Corporation	1,247,847
11,816	Honeywell International, Inc.	1,097,706
900	Hoshizaki Electric Company, Ltd.	36,417
8,900	Huntington Ingalls Industries, Inc.	916,700
400	Implenia AGd	29,331
25,400	Ingersoll-Rand plc	1,518,920
33,370	Interface, Inc.	600,326
3,300	Intrum Justitia AB	95,672
39,040	Jacobs Engineering Group, Inc.[d]	2,252,608
310	JB Hunt Transport Services, Inc.	23,591
22,000	Kajima Corporation	83,765
900	Kanamoto Company, Ltd.	28,272
3,000	Kandenko Company, Ltd.	16,093
1,400	Keller Group plc	23,619
2,000	Kinden Corporation	18,413
36,740	Korn/Ferry International[d]	1,067,297
19,190	Landstar System, Inc.	1,208,778
2,500	Legrand SA	161,279
3,000	Lockheed Martin Corporation	492,420
42,457	Manitowoc Company, Inc.	1,349,283
31,120	Manpower, Inc.	2,531,301
8,000	Mitie Group plc	43,093
13,000	Mitsui Engineering & Shipbuilding Company, Ltd.	25,223
20,250	Mueller Water Products, Inc.	184,680
3,000	NICHIAS Corporation	20,321
720	Nielsen Holdings NV	33,804
2,000	Nisshinbo Holdings, Inc.	17,135
1,400	Nitto Kogyo Corporation	29,027
8,298	Northgate plc	72,637
19,000	NTN Corporation	65,026
4,650	Old Dominion Freight Line, Inc.[d]	281,930
35,724	Oshkosh Corporation	1,983,039
400	Osterreichische Post AG	20,443
6,964	Parker Hannifin Corporation	883,592
9,520	Pentair, Ltd.	707,241
9,970	Quanta Services, Inc.[d]	351,742
1,900	Randstad Holding NV	111,035
28,790	Ritchie Brothers Auctioneers, Inc.	719,750
1,230	Robert Half International, Inc.	55,104
1,000	Rockwell Automation, Inc.	119,180
310	Roper Industries, Inc.	43,074
1,500	Safran SA	100,953
2,150	Seaspan Corporation	46,354
2,000	Seino Holdings Company, Ltd.	19,767
5,400	Serco Group plc	31,008
3,000	ShinMaywa Industries, Ltd.	26,493
2,000	Siemens AG	263,840
108,900	Southwest Airlines Company	2,632,113
10,200	Spirit Airlines, Inc.[d]	579,768
610	Stericycle, Inc.[d]	71,028
5,450	TAL International Group, Inc.[d]	229,881
1,100	Teleperformance	63,087
15,133	Tennant Company	965,334
8,000	Toppan Printing Company, Ltd.	54,943
23,800	Transpacific Industries Group, Ltd.[d]	24,750
10,550	Union Pacific Corporation	2,009,036
720	United Rentals, Inc.[d]	67,558
3,866	United Stationers, Inc.	145,091
2,200	United Technologies Corporation	260,326
8,250	Wabash National Corporation[d]	110,220

	Total	47,068,803

Information Technology (3.5%)
1,130	Agilent Technologies, Inc.	61,065
6,950	Alliance Data Systems Corporation[d]	1,681,205
9,800	Amdocs, Ltd.	455,994
510	Amphenol Corporation	48,628
600	ANSYS, Inc.[d]	45,786
7,402	Apple, Inc.	4,367,846
59,378	Applied Materials, Inc.	1,131,745
20,400	Arris Group, Inc.[d]	532,236
1,800	Ascom Holding AG	33,486
172,540	Atmel Corporation[d]	1,340,636
320	Autodesk, Inc.[d]	15,366
33,781	Blinkx plc[d]	49,045
5,000	Booz Allen Hamilton Holding Corporation	116,200
33,390	Broadridge Financial Solutions, Inc.	1,280,173
53,400	Brocade Communications Systems, Inc.[d]	497,154
300	Cap Gemini SA	21,196
3,500	Cardtronics, Inc.[d]	117,180
3,700	Carsales.com, Ltd.	37,471
8,300	CDW Corporation	233,977
1,900	Check Point Software Technologies, Ltd.[d]	121,714
987	Ciena Corporation[d]	19,513
79,160	Cisco Systems, Inc.[e]	1,829,388
17,500	Citrix Systems, Inc.[d]	1,037,925
11,350	Computer Sciences Corporation	671,693
19,200	CoreLogic, Inc.[d]	538,176
10,600	Cree, Inc.[d]	500,002
1,900	CSR plc	18,461
2,100	Dialog Semiconductor plc[d]	53,198
6,703	DST Systems, Inc.	617,950
27,464	E2open, Inc.[d]	474,303
10,499	eBay, Inc.[d]	544,163
1,800	Econocom Group	19,304
12,200	Electrocomponents plc	60,139
24,550	Electronic Arts, Inc.[d]	694,765
98,350	EMC Corporation	2,537,430
3,450	EPAM Systems, Inc.[d]	107,399
560	Euronet Worldwide, Inc.[d]	25,754
3,000	F@N Communications, Inc.	50,472
410	F5 Networks, Inc.[d]	43,120
32,900	Facebook, Inc.[d]	1,966,762
7,200	Fairchild Semiconductor International, Inc.[d]	91,656
1,200	Fortinet, Inc.[d]	26,376
4,800	FUJIFILM Holdings NPV	123,994
1,810	Gartner, Inc.[d]	124,781
4,250	Global Payments, Inc.	284,027
3,977	Google, Inc., Class Ad	2,127,218
3,977	Google, Inc., Class Cd	2,094,527
19,220	Guidewire Software, Inc.[d]	725,747
23,450	Hewlett-Packard Company	775,257
6,000	Hitachi Kokusai Electric, Inc.	68,590
200	IAC InterActiveCorp	13,256
2,900	iGATE Corporation[d]	106,140
300	Imperva, Inc.[d]	6,864
2,900	Indra Sistemas SA	54,468
29,760	Informatica Corporation[d]	1,054,992

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Information Technology (3.5%) - continued
4,800	InterDigital, Inc.	$166,656
3,900	International Business Machines Corporation[e]	766,233
2,900	Itron, Inc.[d]	110,200
6,050	j2 Global, Inc.	280,478
26,971	Juniper Networks, Inc.[d]	665,914
5,450	Kulicke and Soffa Industries, Inc.[d]	80,169
11,787	Lexmark International, Inc.	506,841
100	LinkedIn Corporation[d]	15,347
2,890	Measurement Specialties, Inc.[d]	185,972
1,020	Microchip Technology, Inc.	48,491
43,220	Microsoft Corporation	1,746,088
1,400	NEC Networks & System Integration Corporation	29,577
78,830	NetApp, Inc.	2,807,136
300	Nice Systems, Ltd. ADR	12,960
610	Nuance Communications, Inc.[d]	9,815
76,607	NVIDIA Corporation	1,414,931
930	NXP Semiconductors NVd	55,447
600	OBIC Company, Ltd.	18,004
37,000	Oki Electric Industry Company, Ltd.	72,430
6,100	Optimal Payments plc[d]	39,008
23,000	Oracle Corporation	940,240
5,200	Pace plc	32,042
17,930	Plantronics, Inc.	781,210
2,600	Playtech plc	29,345
1,210	QLIK Technologies, Inc.[d]	26,596
24,800	QUALCOMM, Inc.	1,952,008
14,050	Red Hat, Inc.[d]	683,532
25,200	Salesforce.com, Inc.[d]	1,301,580
14,550	Sanmina Corporation[d]	294,638
11,109	Sapient Corporation[d]	180,743
2,900	Seagate Technology plc	152,482
3,400	Seiko Epson Corporation	92,786
610	ServiceNow, Inc.[d]	30,329
19,700	SunPower Corporation[d]	658,374
82,850	Symantec Corporation	1,680,198
820	Synopsys, Inc.[d]	30,848
27,700	Take-Two Interactive Software, Inc.[d]	564,526
2,250	TE Connectivity, Ltd.	132,705
30,250	Teradata Corporation[d]	1,375,165
79,379	Teradyne, Inc.[d]	1,402,627
25,230	Texas Instruments, Inc.	1,146,703
20,990	Textura Corporation[d]	373,832
55,175	TriQuint Semiconductor, Inc.[d]	782,381
31,110	Ubiquiti Networks, Inc.[d]	1,204,890
2,100	ULVAC, Inc.[d]	39,800
10,650	Unisys Corporation[d]	259,541
4,220	VeriFone Systems, Inc.[d]	141,117
25,028	Virtusa Corporation[d]	825,173
56,630	Vishay Intertechnology, Inc.	805,279
2,700	VistaPrint NVd	106,569
23,750	VMware, Inc.[d]	2,197,112
3,400	VTech Holdings, Ltd.	46,924
1,200	Wincor Nixdorf AG	78,610
2,050	Workday, Inc.[d]	149,794
68,750	Xerox Corporation	831,187
12,870	Xilinx, Inc.	607,335

	Total	62,645,831

Materials (0.6%)
310	Airgas, Inc.	32,941
300	Albemarle Corporation	20,112
11,200	Alcoa, Inc.	150,864
71,445	Arrium, Ltd.	79,622
6,200	Berry Plastics Group, Inc.[d]	139,438
900	BHP Billiton, Ltd.	31,695
5,500	BlueScope Steel, Ltd.[d]	33,252
9,650	Celanese Corporation	592,800
14,160	Dow Chemical Company	706,584
11,400	Eagle Materials, Inc.	949,962
4,700	Eastman Chemical Company	409,699
6,400	Ence Energia y Celulosa SAd	18,850
610	FMC Corporation	46,970
28,390	H.B. Fuller Company	1,315,309
5,750	KapStone Paper and Packaging Corporation[d]	151,685
26,080	Materials Select Sector SPDR Fund	1,244,016
2,900	Monsanto Company	321,030
11,900	Nippon Light Metal Holdings Company, Ltd.	16,780
2,000	Nippon Paint Company, Ltd.	30,943
10,500	Nucor Corporation	543,375
16,000	Oji Holdings Corporation	67,224
18,550	Owens-Illinois, Inc.[d]	589,519
6,800	Packaging Corporation of America	453,084
1,700	PPG Industries, Inc.	329,154
12,500	Silgan Holdings, Inc.	621,875
510	Silver Wheaton Corporation	11,322
700	Smurfit Kappa Group plc	15,594
43,538	Steel Dynamics, Inc.	795,439
14,000	Sumitomo Osaka Cement Company, Ltd.	55,680
28,000	Taiheiyo Cement Corporation	98,221
13,200	Teck Resources, Ltd.	300,564
5,000	Toagosei Company, Ltd.	20,922
13,000	Tokuyama Corporation	37,702
22,000	Tosoh Corporation	83,950
2,400	UPM-Kymmene Oyj	42,033
2,300	Voestalpine AG	105,062
3,700	Worthington Industries, Inc.	136,160

	Total	10,599,432

Telecommunications Services (0.3%)
35,300	AT&T, Inc.	1,260,210
55,200	Bezeq Israel Telecommunication Corporation, Ltd.	100,035
8,652	BT Group plc	54,011
22,808	Cogent Communications Group, Inc.	786,192
3,400	Elisa Oyj	101,556
2,900	Freenet AGd	100,436
2,900	KDDI Corporation	154,662
200	SBA Communications Corporation[d]	17,952
14,000	Singapore Telecommunications, Ltd.	42,884
92,600	Telecom Italia SPA[d]	118,993
6,900	Telephone & Data Systems, Inc.	187,611
9,100	Telstra Corporation, Ltd.	44,245
720	TW Telecom, Inc.[d]	22,097
38,303	Verizon Communications, Inc.	1,789,899
42,654	Vodafone Group plc	161,940
21,750	Vonage Holdings Corporation[d]	83,520

	Total	5,026,243

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (19.3%)	Value
Utilities (0.5%)
5,050	Calpine Corporation[d]	$115,797
22,950	CMS Energy Corporation	695,615
20,400	Electricidade de Portugal SA	99,096
1,100	Electricite de France	42,241
26,100	Enel SPA	147,828
5,500	Fortum Oyj	124,256
25,180	NiSource, Inc.	914,538
30,100	NorthWestern Corporation	1,456,238
42,520	PG&E Corporation	1,938,062
16,250	Public Service Enterprise Group, Inc.	665,762
12,750	Southern Company	584,332
17,022	Southwest Gas Corporation	936,380
20,750	Wisconsin Energy Corporation	1,005,960

	Total	8,726,105

	Total Common Stock (cost $278,263,630)	345,173,473

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Asset-Backed Securities (0.9%)
	Access Group, Inc.
$256,999	0.652%, 2/25/2036[f,g]	255,413
	Ally Auto Receivables Trust 2013-SN1
360,000	0.720%, 5/20/2016	360,375
	Avis Budget Rental Car Funding AESOP, LLC
177,540	2.370%, 11/20/2014[f]	178,656
	BA Credit Card Trust
250,000	0.535%, 6/15/2021[g]	250,356
	Barclays Dryrock Issuance Trust
500,000	0.512%, 12/16/2019[g]	500,282
	Capital One Multi-Asset Execution Trust
500,000	0.530%, 1/18/2022[g]	500,123
	Chase Issuance Trust
325,000	1.150%, 1/15/2019	325,570
	Chesapeake Funding, LLC
200,000	0.603%, 1/7/2025[f,g]	200,241
	Citibank Credit Card Issuance Trust
500,000	0.025%, 2/22/2019	498,507
	Countrywide Asset-Backed Certificates
280,248	5.530%, 4/25/2047	256,994
	DT Auto Owner Trust
51,229	0.750%, 5/16/2016[f]	51,253
	Edlinc Student Loan Funding Trust
189,733	3.190%, 10/1/2025[g,h]	190,682
	Enterprise Fleet Financing, LLC
150,000	1.060%, 3/20/2019[f]	150,500
500,000	0.870%, 9/20/2019[f]	499,955
	Federal National Mortgage Association
425,000	0.478%, 9/25/2015	425,197
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
271,688	0.679%, 1/15/2019	271,708
	FNA Trust
175,970	1.980%, 1/10/2018[h]	175,636
	GE Dealer Floorplan Master Note Trust
360,000	0.552%, 4/20/2018[g]	361,014
	GE Equipment Transportation, LLC
300,000	0.690%, 11/25/2016	300,505
	Golden Credit Card Trust
240,000	0.402%, 2/15/2018[f,g]	240,087
250,000	0.582%, 9/15/2018[f,g]	250,960
	GreatAmerica Leasing Receivables
450,000	0.610%, 5/15/2016[f]	450,075
	Hertz Fleet Lease Funding, LP
475,000	0.700%, 12/10/2027[f,g]	475,956
	HLSS Servicer Advance Receivables Backed Notes
275,000	1.287%, 9/15/2044[f]	275,165
	Hyundai Auto Receivables Trust
360,000	0.710%, 9/15/2017	361,134
	Hyundai Floorplan Master Owner Trust
405,000	0.502%, 5/15/2018[f,g]	405,778
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,669
	Morgan Stanley Capital, Inc.
569,603	0.302%, 2/25/2037[g]	314,021
	Motor plc
368,000	0.652%, 2/15/2021[f]	368,322
500,000	0.645%, 8/25/2021[f,g]	499,996
	Nissan Master Owner Trust Receivables
400,000	0.452%, 2/15/2018[g]	400,145
	Penarth Master Issuer plc
480,000	0.542%, 11/18/2017[f,g]	480,830
	Renaissance Home Equity Loan Trust
2,877,033	5.746%, 5/25/2036	2,137,771
1,780,000	6.011%, 5/25/2036	1,290,897
	Santander Drive Auto Receivables Trust
300,000	0.700%, 9/15/2017	300,675
	SLM Student Loan Trust
724,741	0.752%, 8/15/2022[f,g]	726,144
430,466	0.629%, 4/25/2023[f,g]	431,241
200,000	1.202%, 5/17/2027[f,g]	201,042
	Volvo Financial Equipment, LLC
300,000	0.740%, 3/15/2017[f]	300,625
	World Financial Network Credit Card Master Trust
75,000	0.535%, 12/15/2019[g]	75,000
300,000	0.910%, 3/16/2020	300,213
	World Omni Automobile Lease Securitization Trust
275,000	1.400%, 2/15/2019	277,822
	World Omni Master Owner Trust
240,000	0.505%, 2/15/2018[f,g]	240,305

	Total	16,801,840

Basic Materials (0.1%)
	Anglo American Capital plc
120,000	1.177%, 4/15/2016[f,g]	120,364
	FMG Resources Pty. Ltd.
548,154	6.875%, 2/1/2018[f,i]	578,302

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Basic Materials (0.1%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$231,000	2.375%, 3/15/2018	$232,309
	Glencore Funding, LLC
90,000	1.700%, 5/27/2016[f]	90,491
108,000	3.125%, 4/29/2019[f]	108,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
275,000	8.875%, 2/1/2018	286,344
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	300,781
	International Paper Company
53,000	5.300%, 4/1/2015	55,262
	LyondellBasell Industries NV
120,000	6.000%, 11/15/2021	141,635
	Mosaic Company
124,000	5.450%, 11/15/2033	135,786
	Rio Tinto Finance USA plc
60,000	1.375%, 6/17/2016	60,649
	Vale Overseas, Ltd.
112,000	6.250%, 1/23/2017	125,300

	Total	2,235,223

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	48,001
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	280,156
	Eaton Corporation
45,000	1.500%, 11/2/2017	45,071
72,000	4.000%, 11/2/2032	70,609
	Harsco Corporation
107,000	2.700%, 10/15/2015	109,006
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	284,080
	Roper Industries, Inc.
144,000	2.050%, 10/1/2018	143,633
	RSC Equipment Rental, Inc.
275,000	8.250%, 2/1/2021	307,656
	Textron, Inc.
60,000	5.600%, 12/1/2017	67,535

	Total	1,355,747

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
289,252	5.500%, 11/25/2035	264,102
	CitiMortgage Alternative Loan Trust
953,735	5.750%, 4/25/2037	822,792
	Countrywide Alternative Loan Trust
301,342	5.264%, 10/25/2035	248,172
162,816	6.500%, 8/25/2036	119,689
185,190	6.000%, 1/25/2037	163,805
827,889	5.500%, 5/25/2037	695,466
643,546	7.000%, 10/25/2037	460,633
	Countrywide Home Loans, Inc.
356,874	5.750%, 4/25/2037	321,113
	Deutsche Alt-A Securities Mortgage Loan Trust
119,710	5.500%, 10/25/2021	114,764
280,600	6.000%, 10/25/2021	259,290
	Federal Home Loan Mortgage Corporation
554,145	3.000%, 2/15/2033[j]	89,917
	Federal National Mortgage Association
1,220,338	3.500%, 1/25/2033[j]	193,112
	J.P. Morgan Mortgage Trust
86,481	2.568%, 10/25/2036	72,454
783,811	0.532%, 1/25/2037[g]	512,848
844,022	6.250%, 8/25/2037	606,029
	MASTR Alternative Loans Trust
197,654	6.500%, 7/25/2034	202,647
440,909	0.602%, 12/25/2035[g]	251,080
	Merrill Lynch Alternative Note Asset Trust
216,201	6.000%, 3/25/2037	201,400
	Residential Asset Securitization Trust
615,018	0.532%, 8/25/2037[g]	262,376
	Sequoia Mortgage Trust
527,029	2.553%, 9/20/2046	445,335
60,059	2.553%, 9/20/2046	2,420
	WaMu Mortgage Pass Through Certificates
142,853	2.355%, 9/25/2036	126,743
292,908	2.407%, 10/25/2036	253,201

	Total	6,689,388

Commercial Mortgage-Backed Securities (0.8%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.782%, 4/10/2049	1,544,628
2,550,000	5.716%, 6/10/2049	2,805,895
	Bear Stearns Commercial Mortgage Securities, Inc.
1,449,743	5.331%, 2/11/2044	1,570,776
	CGBAM Commercial Mortgage Trust
210,000	1.253%, 5/15/2030[f,g]	210,334
	Commercial Mortgage Pass- Through Certificates
360,000	1.203%, 6/8/2030[f,g]	360,245
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,427,785
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,750,807
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
376,649	0.727%, 12/25/2016	374,604
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	995,617
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
240,000	0.852%, 4/15/2028[f,g]	239,454
300,000	1.103%, 12/15/2028[f,g]	300,049
750,000	5.895%, 2/12/2049	815,488

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Commercial Mortgage-Backed Securities (0.8%) - continued
	Morgan Stanley Capital, Inc.
$450,000	5.406%, 3/15/2044	$492,367
	SCG Trust
150,000	1.552%, 11/15/2026[f,g]	150,256
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,143,085

	Total	14,181,390

Communications Services (0.3%)
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	274,312
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	101,144
	American Tower Corporation
144,000	7.000%, 10/15/2017	167,568
	AT&T, Inc.
90,000	1.144%, 11/27/2018[g]	91,736
112,000	3.875%, 8/15/2021	117,257
	British Telecommunications plc
90,000	1.625%, 6/28/2016	91,253
60,000	1.250%, 2/14/2017	60,049
	CBS Corporation
99,000	8.875%, 5/15/2019	127,664
	CC Holdings GS V, LLC
52,000	2.381%, 12/15/2017	52,589
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	302,156
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	226,275
	Comcast Corporation
65,000	4.650%, 7/15/2042	66,643
78,000	4.750%, 3/1/2044	81,301
	Cox Communications, Inc.
110,000	9.375%, 1/15/2019[f]	142,837
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	47,949
	DIRECTV Holdings, LLC
78,000	1.750%, 1/15/2018	77,389
65,000	5.875%, 10/1/2019	74,747
54,000	4.450%, 4/1/2024	54,785
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	302,500
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	294,594
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	308,000
	NBC Universal Enterprise, Inc.
180,000	0.912%, 4/15/2018[f,g]	181,940
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	51,154
	SBA Tower Trust
50,000	5.101%, 4/17/2017[f]	53,522
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	135,118
	Sprint Communications, Inc.
273,154	9.000%, 11/15/2018[f]	332,906
	Telefonica Emisiones SAU
126,000	3.992%, 2/16/2016	132,479
122,000	3.192%, 4/27/2018	126,440
	Time Warner Cable, Inc.
65,000	5.000%, 2/1/2020	72,747
104,000	6.550%, 5/1/2037	127,500
	Univision Communications, Inc.
275,000	6.875%, 5/15/2019[f]	293,906
	UPCB Finance V, Ltd.
275,000	7.250%, 11/15/2021[f]	303,187
	Verizon Communications, Inc.
41,000	1.100%, 11/1/2017	40,522
48,000	1.984%, 9/14/2018[g]	50,679
24,000	3.650%, 9/14/2018	25,623
130,000	1.003%, 6/17/2019[g]	131,565
107,000	6.400%, 9/15/2033	129,020
60,000	5.050%, 3/15/2034	62,922
24,000	6.550%, 9/15/2043	29,604
	Wind Acquisition Finance SA
190,000	7.375%, 4/23/2021[f]	195,225

	Total	5,538,807

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	301,125
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	266,750
	Daimler Finance North America, LLC
150,000	1.098%, 8/1/2018[f,g]	151,623
	Delphi Corporation
126,000	6.125%, 5/15/2021	140,333
	Federated Retail Holdings, Inc.
34,000	5.900%, 12/1/2016	37,707
	Ford Motor Company
56,000	7.450%, 7/16/2031	73,075
	Ford Motor Credit Company, LLC
103,000	12.000%, 5/15/2015	114,877
180,000	1.487%, 5/9/2016[g]	182,948
100,000	2.375%, 1/16/2018	101,434
70,000	5.000%, 5/15/2018	77,713
	Gap, Inc.
108,000	5.950%, 4/12/2021	122,901
	General Motors Company
46,000	3.500%, 10/2/2018[f]	46,977
	General Motors Financial Company, Inc.
82,000	2.750%, 5/15/2016	83,230
275,000	3.250%, 5/15/2018	277,750
	Home Depot, Inc.
90,000	4.875%, 2/15/2044	97,764
	Hyundai Capital America
187,000	1.450%, 2/6/2017[f]	187,269
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	287,031
	KB Home
140,000	4.750%, 5/15/2019	139,650
	L Brands, Inc.
275,000	5.625%, 2/15/2022	289,094
	Lennar Corporation
275,000	4.125%, 12/1/2018	277,750
	Macy’s Retail Holdings, Inc.
27,000	3.875%, 1/15/2022	28,039
40,000	4.375%, 9/1/2023	41,914

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Consumer Cyclical (0.2%) - continued
	Nissan Motor Acceptance Corporation
$100,000	0.786%, 3/3/2017[f,g]	$100,225
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	50,400
74,000	4.000%, 12/31/2018	75,572
	Toyota Motor Credit Corporation
35,000	1.750%, 5/22/2017	35,581
	TRW Automotive, Inc.
83,000	7.250%, 3/15/2017[f]	95,450
	Viacom, Inc.
72,000	2.500%, 9/1/2018	73,391
	Walgreen Company
80,000	5.250%, 1/15/2019	90,898
	Western Union Company
104,000	2.375%, 12/10/2015	106,313
	WMG Acquisition Corporation
130,000	6.750%, 4/15/2022[f]	130,975
	Wynn Las Vegas, LLC
275,000	5.375%, 3/15/2022[i]	284,625

	Total	4,370,384

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
108,000	2.000%, 11/6/2018	107,766
	Altria Group, Inc.
90,000	9.700%, 11/10/2018	118,805
126,000	4.000%, 1/31/2024	128,350
	Anheuser-Busch InBev Finance, Inc.
109,000	0.639%, 2/1/2019[g]	108,851
	Anheuser-Busch InBev Worldwide, Inc.
111,000	7.750%, 1/15/2019	137,765
	Boston Scientific Corporation
90,000	2.650%, 10/1/2018	91,309
	Bunge Limited Finance Corporation
63,000	8.500%, 6/15/2019	78,623
	Celgene Corporation
144,000	1.900%, 8/15/2017	146,050
24,000	2.300%, 8/15/2018	24,175
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	294,937
	ConAgra Foods, Inc.
126,000	1.900%, 1/25/2018	125,591
	Coventry Health Care, Inc.
126,000	5.950%, 3/15/2017	142,235
	CVS Caremark Corporation
48,000	1.200%, 12/5/2016	48,283
72,000	6.125%, 9/15/2039	88,697
	Endo Pharmaceuticals Holdings, Inc.
275,000	7.000%, 7/15/2019	295,625
	Express Scripts Holding Company
72,000	2.650%, 2/15/2017	74,696
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	292,875
	Hawk Acquisition Sub, Inc.
273,154	4.250%, 10/15/2020[f]	269,193
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	379,800
	Kroger Company
90,000	0.756%, 10/17/2016[g]	90,220
48,000	1.200%, 10/17/2016	48,060
	Lorillard Tobacco Company
90,000	2.300%, 8/21/2017[i]	91,857
90,000	8.125%, 6/23/2019	111,882
	Mattel, Inc.
90,000	1.700%, 3/15/2018	89,164
	McKesson Corporation
70,000	1.292%, 3/10/2017	70,075
	Medco Health Solutions, Inc.
91,000	7.125%, 3/15/2018	107,906
	Merck & Company, Inc.
240,000	0.596%, 5/18/2018[g]	240,579
	Mondelez International, Inc.
91,000	0.757%, 2/1/2019[g]	90,873
	Mylan, Inc.
72,000	2.600%, 6/24/2018	72,845
90,000	7.875%, 7/15/2020[f]	100,442
	Pernod Ricard SA
50,000	2.950%, 1/15/2017[f]	52,037
72,000	5.750%, 4/7/2021[f]	82,176
	Perrigo Company, Ltd.
72,000	1.300%, 11/8/2016[f]	71,879
48,000	2.300%, 11/8/2018[f]	47,592
	Roche Holdings, Inc.
21,000	7.000%, 3/1/2039[f]	29,392
	SABMiller Holdings, Inc.
126,000	2.450%, 1/15/2017[f]	130,015
	Safeway, Inc.
21,000	3.400%, 12/1/2016	22,064
	Spectrum Brands Escrow Corporation
275,000	6.375%, 11/15/2020	298,375
	Thermo Fisher Scientific, Inc.
108,000	1.300%, 2/1/2017	108,134
108,000	2.400%, 2/1/2019	109,057
	Tyson Foods, Inc.
108,000	4.500%, 6/15/2022	114,318
	Valeant Pharmaceuticals International
275,000	6.875%, 12/1/2014[f]	290,125
	Watson Pharmaceuticals, Inc.
124,000	1.875%, 10/1/2017	125,069
	WM Wrigley Jr. Company
125,000	1.400%, 10/21/2016[f]	125,944
60,000	2.000%, 10/20/2017[f]	60,655

	Total	5,734,361

Energy (0.2%)
	BP Capital Markets plc
81,000	1.375%, 11/6/2017	81,059
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	106,409
	Canadian Natural Resources, Ltd.
90,000	0.609%, 3/30/2016[g]	90,112
	CNOOC Nexen Finance 2014 ULC
108,000	1.625%, 4/30/2017	107,879
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	286,470
	Continental Resources, Inc.
139,000	4.500%, 4/15/2023	146,068
	Devon Energy Corporation
162,000	1.200%, 12/15/2016	162,548

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Energy (0.2%) - continued
	EQT Corporation
$53,000	5.150%, 3/1/2018	$57,702
55,000	8.125%, 6/1/2019	67,297
	Hess Corporation
112,000	8.125%, 2/15/2019	141,060
	Linn Energy, LLC
273,154	7.250%, 11/1/2019[f]	282,373
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	289,437
	Murphy Oil Corporation
40,000	2.500%, 12/1/2017	40,931
	Oasis Petroleum, Inc.
275,000	6.875%, 1/15/2023	297,688
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019	286,000
	Petrobras Global Finance BV
162,000	2.000%, 5/20/2016	161,779
110,000	3.113%, 3/17/2020[g]	111,238
	Petroleos Mexicanos
45,000	3.500%, 7/18/2018	46,631
	Pioneer Natural Resources Company
28,000	5.875%, 7/15/2016	30,782
	Range Resources Corporation
275,000	5.000%, 8/15/2022	282,563
	Sinopec Capital 2013, Ltd.
59,000	1.250%, 4/24/2016[f]	58,842
	Suncor Energy, Inc.
69,000	6.100%, 6/1/2018	79,920
	Transocean, Inc.
121,000	6.000%, 3/15/2018	135,116
	Weatherford International, Ltd.
45,000	9.625%, 3/1/2019	59,045

	Total	3,408,949

Financials (1.1%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,993
	ABN AMRO Bank NV
112,000	2.500%, 10/30/2018[f]	112,813
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,261
130,000	0.785%, 3/18/2019[g]	130,810
	American International Group, Inc.
84,000	2.375%, 8/24/2015	85,625
60,000	3.800%, 3/22/2017	64,185
68,000	8.250%, 8/15/2018	84,955
	ANZ National International, Ltd. of London
90,000	3.125%, 8/10/2015[f]	92,720
	ANZ New Zealand International, Ltd.
91,000	1.400%, 4/27/2017[f]	90,884
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	49,575
	Banco Santander Chile
155,000	1.126%, 4/11/2017[f,g]	155,001
	Bank Nederlandse Gemeenten NV
84,000	1.375%, 3/19/2018[f,i]	83,461
	Bank of America Corporation
115,000	7.750%, 8/15/2015	124,569
85,000	5.750%, 8/15/2016	93,081
144,000	5.700%, 5/2/2017	159,382
150,000	5.750%, 12/1/2017	169,721
298,000	1.304%, 3/22/2018[g]	301,420
140,000	5.650%, 5/1/2018	158,803
110,000	1.103%, 4/1/2019[g]	110,211
72,000	4.000%, 4/1/2024	72,363
73,000	5.875%, 2/7/2042	85,451
	Bank of Montreal
180,000	0.829%, 4/9/2018[g]	181,063
	Bank of Nova Scotia
180,000	0.633%, 3/15/2016[g]	180,511
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
130,000	0.645%, 3/10/2017[f,g]	129,965
	Banque Federative du Credit Mutuel SA
126,000	1.078%, 1/20/2017[f,g]	126,678
	Barclays Bank plc
90,000	10.179%, 6/12/2021[f]	122,200
	BB&T Corporation
30,000	1.093%, 6/15/2018[g]	30,451
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[f]	109,136
	BBVA US Senior SAU
128,000	4.664%, 10/9/2015	134,391
	Berkshire Hathaway Finance Corporation
75,000	0.377%, 1/10/2017[g]	75,042
60,000	1.600%, 5/15/2017	60,813
180,000	1.300%, 5/15/2018	177,897
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	107,620
	BNP Paribas SA
73,000	1.250%, 12/12/2016	73,096
117,000	2.375%, 9/14/2017	120,210
	BPCE SA
110,000	1.084%, 2/10/2017[g]	110,630
117,000	1.625%, 2/10/2017	117,630
	Capital One Bank USA NA
110,000	1.200%, 2/13/2017	109,929
	Capital One Financial Corporation
120,000	0.684%, 3/22/2016[g]	120,345
95,000	6.150%, 9/1/2016	105,670
90,000	2.450%, 4/24/2019	90,204
	Citigroup, Inc.
80,000	5.000%, 9/15/2014	81,284
142,000	5.500%, 2/15/2017	156,725
110,000	0.775%, 3/10/2017[g]	109,940
73,000	6.000%, 8/15/2017	82,705
90,000	1.000%, 4/8/2019[g]	89,958
122,000	8.500%, 5/22/2019	155,436
89,000	4.050%, 7/30/2022	89,943
	CoBank ACB
50,000	0.833%, 6/15/2022[g,h]	45,875
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	72,426
	Credit Agricole SA
150,000	1.625%, 4/15/2016[f]	151,661
110,000	1.027%, 4/15/2019[f,g]	110,109

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Financials (1.1%) - continued
	Credit Suisse AG
$73,000	5.400%, 1/14/2020	$81,733
	CyrusOne, LP
275,000	6.375%, 11/15/2022	292,188
	DDR Corporation
108,000	9.625%, 3/15/2016	124,437
	Discover Bank
90,000	8.700%, 11/18/2019	113,985
	Discover Financial Services
72,000	6.450%, 6/12/2017	82,120
	DnB Boligkreditt AS
224,000	1.450%, 3/21/2018[f]	222,208
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	35,210
52,000	5.500%, 5/25/2016	55,120
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	102,654
	General Electric Capital Corporation
21,000	0.941%, 4/2/2018[g]	21,253
273,000	6.000%, 8/7/2019	322,121
180,000	1.233%, 3/15/2023[g]	179,702
132,000	6.750%, 3/15/2032	172,010
	Genworth Financial, Inc.
104,000	7.700%, 6/15/2020	127,835
	Goldman Sachs Group, Inc.
114,000	3.700%, 8/1/2015	118,098
82,000	2.375%, 1/22/2018	82,945
180,000	1.425%, 4/30/2018[g]	182,547
95,000	1.336%, 11/15/2018[g]	95,964
86,000	7.500%, 2/15/2019	104,422
117,000	5.375%, 3/15/2020	131,290
126,000	5.250%, 7/27/2021	139,901
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	87,451
84,000	5.125%, 4/15/2022	94,337
	HBOS plc
112,000	6.750%, 5/21/2018[f]	127,559
	HCP, Inc.
30,000	6.000%, 1/30/2017	33,731
30,000	6.700%, 1/30/2018	35,014
	Health Care REIT, Inc.
96,000	4.700%, 9/15/2017	105,290
27,000	2.250%, 3/15/2018	27,319
	HSBC Bank plc
240,000	0.876%, 5/15/2018[f,g]	241,813
	HSBC Finance Corporation
147,000	6.676%, 1/15/2021	173,891
	HSBC Holdings plc
104,000	5.250%, 3/14/2044	106,522
	HSBC USA, Inc.
80,000	1.625%, 1/16/2018	79,783
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,207
	Huntington National Bank
108,000	1.350%, 8/2/2016	108,578
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020[f]	226,825
	ING Bank NV
200,000	4.125%, 11/21/2023	203,100
	ING Capital Funding Trust III
90,000	3.834%, 12/29/2049[g,k]	89,775
	International Lease Finance Corporation
162,000	2.183%, 6/15/2016[g]	163,620
	Intesa Sanpaolo SPA
108,000	3.125%, 1/15/2016	111,129
54,000	3.875%, 1/16/2018	56,741
60,000	3.875%, 1/15/2019	62,386
	J.P. Morgan Chase & Company
74,000	1.125%, 2/26/2016	74,300
134,000	3.450%, 3/1/2016	140,240
65,000	0.756%, 2/15/2017[g]	65,179
149,000	2.000%, 8/15/2017	151,212
75,000	1.800%, 1/25/2018	74,917
131,000	6.300%, 4/23/2019	154,915
23,000	3.200%, 1/25/2023	22,438
120,000	7.900%, 4/29/2049[k]	135,600
	KeyBank NA
139,000	7.413%, 5/6/2015	147,627
	Kookmin Bank
112,000	1.103%, 1/27/2017[f,g]	112,653
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	30,205
25,000	6.500%, 5/1/2042[f]	30,398
	Liberty Property, LP
59,000	5.500%, 12/15/2016	64,768
	Macquarie Bank, Ltd.
115,000	5.000%, 2/22/2017[f]	125,604
165,000	1.024%, 3/24/2017[f,g]	165,564
	Manufacturers and Traders Trust Company
90,000	0.600%, 1/30/2017[g]	90,114
	MasterCard, Inc.
90,000	2.000%, 4/1/2019	89,913
	Merrill Lynch & Company, Inc.
100,000	6.050%, 5/16/2016	109,111
92,000	6.400%, 8/28/2017	105,381
	Metropolitan Life Global Funding I
150,000	0.607%, 4/10/2017[f,g]	149,914
108,000	1.300%, 4/10/2017[f]	107,834
	Mizuho Bank, Ltd.
110,000	0.659%, 4/16/2017[f,g],i	110,065
	Mizuho Corporate Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	106,901
	Morgan Stanley
54,000	1.750%, 2/25/2016	54,724
131,000	4.750%, 3/22/2017	142,904
80,000	6.250%, 8/28/2017	91,529
120,000	1.509%, 4/25/2018[g]	122,490
24,000	2.500%, 1/24/2019	24,020
90,000	4.875%, 11/1/2022	94,973
126,000	4.100%, 5/22/2023	125,172
	Murray Street Investment Trust I
216,000	4.647%, 3/9/2017	233,896
	National City Corporation
112,000	6.875%, 5/15/2019	133,319
	Nomura Holdings, Inc.
180,000	1.683%, 9/13/2016[g]	183,194
108,000	2.000%, 9/13/2016	109,425
75,000	2.750%, 3/19/2019	74,996
	Nordea Eiendomskreditt AS
168,000	2.125%, 9/22/2016[f]	172,931
	PNC Bank NA
72,000	1.150%, 11/1/2016	72,328

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Financials (1.1%) - continued
	Prologis, LP
$135,000	7.375%, 10/30/2019	$166,744
	Prudential Covered Trust
144,000	2.997%, 9/30/2015[f]	147,999
	Realty Income Corporation
27,000	2.000%, 1/31/2018	26,749
	Regions Bank
173,000	7.500%, 5/15/2018	204,161
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	54,819
81,000	5.000%, 6/1/2021	88,564
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	84,997
	Royal Bank of Canada
280,000	1.125%, 7/22/2016	281,430
126,000	2.200%, 7/27/2018	127,729
	Royal Bank of Scotland Group plc
72,000	5.050%, 1/8/2015	73,822
236,000	1.174%, 3/31/2017[g]	236,473
	Santander US Debt SAU
130,000	3.724%, 1/20/2015[f]	132,414
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	56,979
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	134,862
	SLM Corporation
35,000	3.875%, 9/10/2015	36,050
47,000	6.250%, 1/25/2016	50,701
40,000	4.625%, 9/25/2017	42,000
	SpareBank 1 Boligkreditt AS
224,000	1.250%, 5/2/2018[f]	219,374
	Sumitomo Mitsui Banking Corporation
170,000	1.300%, 1/10/2017	170,565
	Suncorp-Metway, Ltd.
256,000	0.933%, 3/28/2017[f,g]	256,002
	Svensk Exportkredit AB
132,000	1.125%, 4/5/2018	129,796
	Svenska Handelsbanken AB
54,000	3.125%, 7/12/2016	56,633
108,000	1.625%, 3/21/2018	107,453
	Swedbank Hypotek AB
224,000	1.375%, 3/28/2018[f]	221,881
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,k]	58,850
	Toronto-Dominion Bank
85,000	0.695%, 9/9/2016[g]	85,439
	U.S. Bank NA
120,000	0.455%, 1/30/2017[g]	120,413
	UBS AG London
224,000	0.750%, 3/24/2016[f]	224,720
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	61,762
	Ventas Realty, LP
112,000	1.550%, 9/26/2016	113,191
90,000	1.250%, 4/17/2017	89,705
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	112,468
	Wachovia Corporation
180,000	0.503%, 6/15/2017[g]	179,401
	Wells Fargo & Company
284,000	1.250%, 7/20/2016	286,428
103,000	2.100%, 5/8/2017	105,597

	Total	19,234,566

Foreign Government (0.1%)
	Asian Development Bank
240,000	0.500%, 6/20/2016	239,796
	Denmark Government International Bond
240,000	0.375%, 4/25/2016[f]	239,530
	European Investment Bank
165,000	1.875%, 3/15/2019	165,492
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	54,298
	International Finance Corporation
180,000	0.500%, 5/16/2016	179,571
	Kommunalbanken AS
240,000	0.315%, 3/18/2016[f,g]	240,060
	Kommuninvest i Sverige AB
240,000	0.500%, 6/15/2016[f]	239,383
	Province of Ontario
200,000	1.000%, 7/22/2016	201,420

	Total	1,559,550

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,000,000	3.000%, 5/1/2029[c]	3,090,352
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
260,639	1.956%, 6/1/2043[g]	264,363
2,975,000	4.000%, 5/1/2044[c]	3,112,710
	Federal National Mortgage Association
300,000	1.272%, 1/25/2017	302,722
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,850,000	3.500%, 5/1/2029[c]	6,160,781
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
411,270	2.078%, 1/1/2043[g]	422,197
722,219	2.059%, 3/1/2043[g]	740,565
648,842	1.752%, 7/1/2043[g]	653,697
483,280	2.018%, 7/1/2043[g]	490,099
440,703	2.120%, 8/1/2043[g]	448,707
12,275,000	3.500%, 5/1/2044[c]	12,458,166
11,850,000	4.000%, 5/1/2044[c]	12,415,189
11,575,000	4.500%, 5/1/2044[c]	12,426,848

	Total	52,986,396

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,815
	Apple, Inc.
165,000	0.523%, 5/6/2019[c,g]	165,163
	Cisco Systems, Inc.
110,000	0.733%, 3/1/2019[g]	110,470
	Computer Sciences Corporation
42,000	2.500%, 9/15/2015	42,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Technology (0.1%) - continued
	EMC Corporation
$87,000	1.875%, 6/1/2018	$87,389
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	294,938
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	57,038
124,000	5.400%, 3/1/2017	137,955
91,000	1.167%, 1/14/2019[g]	91,210
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	292,188
	Micron Semiconductor Asia Pte, Ltd.
85,000	1.258%, 1/15/2019	84,948
	Oracle Corporation
105,000	0.807%, 1/15/2019[g]	105,932
	Samsung Electronics America, Inc.
44,000	1.750%, 4/10/2017[f]	44,100
	Tyco Electronics Group SA
128,000	6.550%, 10/1/2017	148,271
	Xerox Corporation
90,000	7.200%, 4/1/2016	100,109
	Xilinx, Inc.
90,000	2.125%, 3/15/2019	89,358

	Total	1,921,706

Transportation (0.1%)
	American Airlines Pass Through Trust
58,224	4.950%, 1/15/2023[f]	62,521
	Avis Budget Car Rental, LLC
158,000	8.250%, 1/15/2019	168,270
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	38,760
36,000	5.750%, 3/15/2033	41,525
	Continental Airlines, Inc.
61,801	4.150%, 4/11/2024	63,191
	CSX Corporation
42,000	3.700%, 11/1/2023	42,534
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	87,565
38,713	4.950%, 5/23/2019	42,194
13,019	4.750%, 5/7/2020	14,150
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	54,333
30,000	2.800%, 11/1/2018[f]	30,816
	Kansas City Southern de Mexico SA de CV
116,000	0.928%, 10/28/2016[g]	116,345
	Korea Expressway Corporation
108,000	1.625%, 4/28/2017[f]	107,490
	Network Rail Infrastructure Finance plc
175,000	0.247%, 2/13/2017[f,g]	174,904
	Virgin Australia Holdings, Ltd.
43,447	5.000%, 10/23/2023[f]	45,918

	Total	1,090,516

U.S. Government and Agencies (6.1%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	694,289
1,175,000	4.375%, 5/15/2040	1,380,258
16,230,000	3.000%, 5/15/2042	14,949,356
	U.S. Treasury Notes
6,000,000	0.375%, 3/31/2016	5,999,298
19,600,000	0.625%, 10/15/2016	19,595,414
100,000	0.625%, 12/15/2016	99,781
2,500,000	0.750%, 3/15/2017	2,495,313
2,085,000	1.000%, 5/31/2018	2,054,540
12,180,000	1.250%, 10/31/2018	12,030,600
2,195,000	1.625%, 8/15/2022	2,055,069
13,300,000	2.500%, 8/15/2023	13,196,100
7,600,000	3.625%, 2/15/2044	7,835,129
	U.S. Treasury Notes, TIPS
12,084,914	0.125%, 4/15/2018	12,412,536
14,340,109	0.125%, 1/15/2023	14,020,826

	Total	108,818,509

Utilities (0.2%)
	AES Corporation
275,000	7.375%, 7/1/2021	314,875
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	53,936
	Atlas Pipeline Partners, LP
275,000	4.750%, 11/15/2021	261,250
	Dayton Power and Light Company
48,000	1.875%, 9/15/2016[f]	48,878
	DCP Midstream Operating, LP
108,000	2.500%, 12/1/2017	110,515
	Dominion Resources, Inc.
144,000	1.250%, 3/15/2017	144,187
	Duke Energy Corporation
90,000	0.608%, 4/3/2017[g]	90,313
75,000	2.100%, 6/15/2018	75,469
	Electricite de France
78,000	0.688%, 1/20/2017[f,g]	78,236
	Enel Finance International NV
66,000	3.875%, 10/7/2014[f]	66,854
37,000	6.250%, 9/15/2017[f]	42,040
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	27,285
158,000	4.650%, 6/1/2021	168,500
	Enterprise Products Operating, LLC
78,000	5.100%, 2/15/2045	82,345
	Exelon Generation Company, LLC
48,000	6.200%, 10/1/2017	54,768
123,000	5.200%, 10/1/2019	137,837
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[f]	78,782
30,000	4.050%, 7/1/2023	30,233
	MidAmerican Energy Holdings Company
71,000	1.100%, 5/15/2017[f]	70,363
132,000	5.750%, 4/1/2018	150,769
90,000	6.500%, 9/15/2037	114,918
	NiSource Finance Corporation
74,000	6.400%, 3/15/2018	85,262
75,000	6.800%, 1/15/2019	89,269
	Northeast Utilities
31,000	1.450%, 5/1/2018	30,337
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	287,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.9%)	Value
Utilities (0.2%) - continued
	ONEOK Partners, LP
$51,000	8.625%, 3/1/2019	$63,837
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	137,408
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,141
	PPL Capital Funding, Inc.
155,000	1.900%, 6/1/2018	152,836
24,000	3.500%, 12/1/2022	23,915
	Sempra Energy
126,000	6.150%, 6/15/2018	146,423
	Williams Partners, LP
28,000	7.250%, 2/1/2017	32,146

	Total	3,296,302

	Total Long-Term Fixed Income (cost $247,746,889)	249,223,634

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
400	Henkel AG & Company KGaA	44,620

	Total	44,620

	Total Preferred Stock (cost $36,807)	44,620

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,059,207	Thrivent Cash Management Trust	1,059,207

	Total Collateral Held for Securities Loaned (cost $1,059,207)	1,059,207

Shares or Principal Amount	Short-Term Investments (5.5%)[l]	Value
	Federal Home Loan Bank Discount Notes
11,600,000	0.040%, 5/2/2014[e]	11,599,987
1,000,000	0.041%, 5/14/2014	999,985
18,000,000	0.034%, 5/23/2014	17,999,624
4,600,000	0.053%, 5/28/2014[e]	4,599,816
100,000	0.122%, 5/30/2014[e]	99,990
36,000,000	0.048%, 6/4/2014	35,998,371
4,800,000	0.050%, 6/6/2014	4,799,760
2,000,000	0.045%, 6/19/2014	1,999,878
10,000,000	0.060%, 6/25/2014	9,999,083
1,000,000	0.110%, 6/27/2014[e]	999,826
2,500,000	0.090%, 7/7/2014[e]	2,499,581
100,000	0.055%, 7/23/2014[e]	99,988
2,500,000	0.055%, 7/30/2014[e]	2,499,656
1,100,000	0.100%, 8/1/2014[e]	1,099,720
1,300,000	0.070%, 9/19/2014[e]	1,299,644
	Federal Home Loan Mortgage Corporation Discount Notes
1,200,000	0.090%, 7/1/2014[e]	1,199,817
300,000	0.090%, 7/8/2014[e]	299,949
	Federal National Mortgage Association Discount Notes
100,000	0.090%, 8/27/2014[e]	99,970

	Total Short-Term Investments (at amortized cost)	98,194,645

	Total Investments (cost $1,544,806,475) 102.6%	$1,834,105,741

	Other Assets and Liabilities, Net (2.6%)	(46,290,826)

	Total Net Assets 100.0%	$1,787,814,915

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At April 30, 2014, $18,772,993 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $21,347,329 or 1.2% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$46,187
Edlinc Student Loan Funding Trust, 10/1/2025	3/7/2013	191,267
FNA Trust, 1/10/2018	4/29/2013	175,963

i	All or a portion of the security is on loan.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$283,940,631
Gross unrealized depreciation	(7,505,888)

Net unrealized appreciation (depreciation)	$276,434,743

Cost for federal income tax purposes	$1,557,670,998

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,889,155	–	3,889,155	–
Capital Goods	1,696,176	–	1,696,176	–
Communications Services	13,546,530	–	13,546,530	–
Consumer Cyclical	7,191,923	–	7,191,923	–
Consumer Non-Cyclical	4,107,872	–	4,107,872	–
Energy	979,165	–	979,165	–
Financials	1,793,695	–	1,793,695	–
Technology	2,127,821	–	2,127,821	–
Transportation	1,293,810	–	1,293,810	–
Utilities	1,371,375	–	1,371,375	–

Mutual Funds
Equity Mutual Funds	927,900,122	927,900,122	–	–
Fixed Income Mutual Funds	174,512,518	174,512,518	–	–

Common Stock
Consumer Discretionary	48,292,538	45,776,975	2,515,563	–
Consumer Staples	18,469,029	17,369,254	1,099,775	–
Energy	29,024,169	28,205,463	818,706	–
Financials	68,569,235	64,994,370	3,574,865	–
Health Care	46,752,088	45,512,905	1,239,183	–
Industrials	47,068,803	44,832,209	2,236,594	–
Information Technology	62,645,831	61,577,481	1,068,350	–
Materials	10,599,432	9,861,902	737,530	–
Telecommunications Services	5,026,243	4,147,481	878,762	–
Utilities	8,726,105	8,312,684	413,421	–

Long-Term Fixed Income
Asset-Backed Securities	16,801,840	–	16,435,522	366,318
Basic Materials	2,235,223	–	2,235,223	–
Capital Goods	1,355,747	–	1,355,747	–
Collateralized Mortgage Obligations	6,689,388	–	6,689,388	–
Commercial Mortgage-Backed Securities	14,181,390	–	14,181,390	–
Communications Services	5,538,807	–	5,538,807	–
Consumer Cyclical	4,370,384	–	4,370,384	–
Consumer Non-Cyclical	5,734,361	–	5,734,361	–
Energy	3,408,949	–	3,408,949	–
Financials	19,234,566	–	19,188,691	45,875
Foreign Government	1,559,550	–	1,559,550	–
Mortgage-Backed Securities	52,986,396	–	52,986,396	–
Technology	1,921,706	–	1,921,706	–
Transportation	1,090,516	–	1,090,516	–
U.S. Government and Agencies	108,818,509	–	108,818,509	–
Utilities	3,296,302	–	3,296,302	–

Preferred Stock
Consumer Staples	44,620	–	44,620	–
Collateral Held for Securities Loaned	1,059,207	1,059,207	–	–
Short-Term Investments	98,194,645	–	98,194,645	–

Total	$1,834,105,741	$1,434,062,571	$399,630,977	$412,193

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	13,604,606	8,204,838	5,399,768	–

Total Asset Derivatives	$13,604,606	$8,204,838	$5,399,768	$–

Liability Derivatives
Futures Contracts	309,174	309,174	–	–

Total Liability Derivatives	$309,174	$309,174	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	June 2014	($13,189,505)	($13,192,500)	($2,995)
5-Yr. U.S. Treasury Bond Futures	(750)	June 2014	(89,717,010)	(89,589,847)	127,163
10-Yr. U.S. Treasury Bond Futures	(135)	June 2014	(16,799,705)	(16,796,954)	2,751
30-Yr. U.S. Treasury Bond Futures	350	June 2014	46,292,708	47,228,125	935,417
Eurex EURO STOXX 50 Futures	2,152	June 2014	88,795,016	94,194,784	5,399,768
Mini MSCI EAFE Index Futures	(75)	June 2014	(6,909,946)	(7,216,125)	(306,179)
Russell 2000 Index Mini-Futures	(554)	June 2014	(65,786,226)	(62,247,440)	3,538,786
S&P 400 Index Mini-Futures	(749)	June 2014	(102,701,157)	(101,347,190)	1,353,967
S&P 500 Index Futures	199	June 2014	91,525,901	93,425,525	1,899,624
Ultra Long Term U.S. Treasury Bond Futures	70	June 2014	9,962,557	10,309,687	347,130
Total Futures Contracts					$13,295,432

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,412,461
Total Interest Rate Contracts		1,412,461

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	12,192,145
Total Equity Contracts		12,192,145
Total Asset Derivatives		$13,604,606

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,995
Total Interest Rate Contracts		2,995

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	306,179
Total Equity Contracts		306,179
Total Liability Derivatives		$309,174

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(149,104)
Total Interest Rate Contracts		(149,104)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(2,375,078)
Total Equity Contracts		(2,375,078)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(218,282)
Total Credit Contracts		(218,282)

Total		($2,742,464)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Moderately Aggressive Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,761,440
Total Interest Rate Contracts		1,761,440

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	6,775,462
Total Equity Contracts		6,775,462

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(39,687)
Total Credit Contracts		(39,687)

Total		$8,497,215

The following table presents Moderately Aggressive Allocation Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)
Equity Contracts	$354,580,061	20.5%	N/A
Interest Rate Contracts	113,948,264	6.6	N/A
Credit Contracts	N/A	N/A	312,891

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Natural Resources	$31,525,305	$224,146	$–	3,092,268	$32,963,578	$224,146
Partner Small Cap Growth	52,578,884	7,055,087	–	3,462,250	50,583,478	–
Partner Small Cap Value	34,229,418	1,091,135	–	1,628,108	35,834,650	127,648
Small Cap Stock	28,212,048	184,468	–	1,353,438	29,383,129	–
Mid Cap Growth	46,821,497	5,178,647	–	2,132,075	48,078,293	–
Partner Mid Cap Value	51,085,043	9,647,584	–	3,844,932	55,674,615	266,237
Mid Cap Stock	89,108,543	316,418	–	4,047,495	96,492,292	316,418
Partner Worldwide Allocation	205,967,957	4,219,957	–	20,291,180	213,666,121	4,219,957
Large Cap Growth	109,827,646	405,286	–	14,406,776	117,703,362	405,286
Large Cap Value	142,251,596	1,884,283	–	7,692,182	152,612,884	1,884,283
Large Cap Stock	87,633,904	8,547,824	–	3,491,822	94,907,720	724,248
High Yield	56,648,574	1,733,791	594,660	11,329,399	58,459,700	1,734,057
Income	72,287,718	1,409,820	828,354	8,024,447	74,226,135	1,409,763
Government Bond	23,310,870	412,749	238,327	2,344,298	23,255,440	150,478
Limited Maturity Bond	18,893,910	254,490	472,021	1,490,469	18,571,243	146,628
Cash Management Trust-Collateral Investment	1,305,947	30,006,205	30,252,945	1,059,207	1,059,207	3,229
Total Value and Income Earned	1,051,688,860				1,103,471,847	11,612,378

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$1,369,618	6.250%, 5/16/2018	$1,330,241
	Axalta Coating Systems US Holdings, Inc., Term Loan
769,187	4.000%, 2/1/2020	766,403
	Fortescue Metals Group, Ltd., Term Loan
2,758,140	4.250%, 6/30/2019	2,755,741
	Ineos Group Holdings, Ltd., Term Loan
961,688	3.750%, 5/4/2018	952,225

	Total	5,804,610

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
503,625	3.750%, 10/9/2019	499,636
	Berry Plastics Group, Inc., Term Loan
1,643,400	3.500%, 2/8/2020	1,626,374
	Silver II Borrower, Term Loan
430,139	4.000%, 12/13/2019	428,634

	Total	2,554,644

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
389,075	3.250%, 11/30/2019	384,457
	Cengage Learning Aquisitions, Term Loan
1,310,000	7.000%, 3/31/2020	1,329,650
	Cequel Communications, LLC, Term Loan
528,307	3.500%, 2/14/2019	525,998
	Charter Communications Operating, LLC, Term Loan
218,350	3.000%, 7/1/2020	214,939
	Clear Channel Communications, Inc., Term Loan
17,012	3.800%, 1/29/2016	16,866
976,825	6.900%, 1/30/2019	968,561
314,163	7.650%, 7/30/2019	314,647
	Cumulus Media Holdings, Inc., Term Loan
835,398	4.250%, 12/23/2020	835,047
	Fairpoint Communications, Term Loan
1,098,900	7.500%, 2/14/2019	1,132,460
	Grande Communications Networks, LLC, Term Loan
645,125	4.500%, 5/29/2020	639,887
	Hargray Communications Group, Inc., Term Loan
908,138	4.750%, 6/26/2019	912,678
	Integra Telecom Holdings, Inc., Term Loan
643,500	5.250%, 2/22/2019	645,109
220,000	9.750%, 2/21/2020	224,510
	Intelsat Jackson Holdings SA, Term Loan
633,591	3.750%, 6/30/2019	632,957
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	961,498
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
486,337	6.000%, 6/9/2017	486,337
	LTS Buyer, LLC, Term Loan
491,287	4.000%, 4/13/2020	489,445
34,788	8.000%, 4/12/2021	35,005
	McGraw-Hill Global Education, LLC, Term Loan
881,167	5.750%, 3/22/2019	887,776
	Mediacom Broadband, LLC, Term Loan
389,075	4.000%, 1/20/2020	387,616
	NEP Broadcasting, LLC, Term Loan
62,857	9.500%, 7/22/2020	64,271
	NEP/NCP Holdco, Inc., Term Loan
2,633,400	4.250%, 1/22/2020	2,623,525
	NTelos, Inc., Term Loan
334,900	5.750%, 11/9/2019	335,111
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	860,070
	TNS, Inc., Term Loan
656,120	5.000%, 2/14/2020	655,713
	Univision Communications, Inc., Term Loan
1,056,139	4.000%, 3/1/2020	1,051,302
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	3.500%, 6/7/2020	2,338,020
	Visant Corporation, Term Loan
1,088,721	5.250%, 12/22/2016	1,062,472
	WideOpenWest Finance, LLC, Term Loan
1,440,450	4.750%, 4/1/2019	1,441,357
	XO Communications, LLC, Term Loan
275,000	4.250%, 3/20/2021[b,c]	274,830
	Yankee Cable Acquisition, LLC, Term Loan
851,702	4.500%, 3/1/2020	851,702
	Zayo Group, LLC, Term Loan
2,879,970	4.000%, 7/2/2019	2,870,265

	Total	26,454,081

Consumer Cyclical (0.7%)
	Bally Technologies, Inc., Term Loan
666,650	4.250%, 11/25/2020	666,817
	Burlington Coat Factory Warehouse Corporation, Term Loan
535,534	4.250%, 2/23/2017	537,542
	Cenveo Corporation, Term Loan
451,275	6.250%, 2/13/2017	451,650
	Ceridian Corporation, Term Loan
372,928	4.402%, 5/9/2017	372,540
	Chrysler Group, LLC, Term Loan
722,570	3.500%, 5/24/2017	721,154
	Golden Nugget, Inc., Delayed Draw
127,181	5.500%, 11/21/2019	129,923

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Golden Nugget, Inc., Term Loan
$296,756	5.500%, 11/21/2019	$303,154
	J.C. Penney Corporation, Inc., Term Loan
322,562	6.000%, 5/22/2018	319,943
	Las Vegas Sands, LLC, Term Loan
1,421,438	3.250%, 12/19/2020	1,413,037
	Marina District Finance Company, Inc., Term Loan
1,206,975	6.750%, 8/15/2018	1,226,081
	MGM Resorts International, Term Loan
711,000	3.500%, 12/20/2019	706,116
	Mohegan Tribal Gaming Authority, Term Loan
1,496,250	5.500%, 11/19/2019	1,517,198
	Rite Aid Corporation, Term Loan
163,763	3.500%, 2/21/2020	163,469
330,000	5.750%, 8/21/2020	335,775
	ROC Finance, LLC, Term Loan
1,203,950	5.000%, 6/20/2019	1,166,832
	Seminole Indian Tribe of Florida, Term Loan
381,300	3.000%, 4/29/2020	378,917
	Seven Seas Cruises S de RL, LLC, Term Loan
732,325	3.750%, 12/21/2018	729,578
	Toys R Us, Inc., Term Loan
728,176	5.250%, 5/25/2018	597,622

	Total	11,737,348

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
957,774	4.750%, 3/21/2019	959,451
	Biomet, Inc., Term Loan
694,750	3.660%, 7/25/2017	695,042
	Catalina Marketing Corporation, Term Loan
205,000	4.500%, 4/9/2021	204,295
	CHS/Community Health Systems, Inc., Term Loan
134,711	3.469%, 1/25/2017	134,543
359,051	4.250%, 1/27/2021	360,282
	Del Monte Corporation, Term Loan
140,620	3.500%, 3/9/2020	139,448
	Hologic, Inc., Term Loan
470,377	3.250%, 8/1/2019	467,607
	JBS USA, LLC, Term Loan
725,940	3.750%, 5/25/2018	723,217
	Roundy’s Supermarkets, Inc., Term Loan
863,666	5.750%, 3/3/2021	864,746
	Supervalu, Inc., Term Loan
1,006,466	4.500%, 3/21/2019	1,002,531
	Van Wagner Communications, LLC, Term Loan
572,511	6.250%, 8/3/2018	578,774

	Total	6,129,936

Energy (0.1%)
	Fieldwood Energy, LLC, Term Loan
24,631	8.375%, 9/30/2020	25,369
	McJunkin Red Man Corporation, Term Loan
522,375	4.750%, 11/8/2019	524,444
	Offshore Group Investment, Ltd., Term Loan
861,300	5.750%, 3/28/2019	856,993
	Pacific Drilling SA, Term Loan
431,737	4.500%, 6/3/2018	431,198

	Total	1,838,004

Financials (0.2%)
	DJO Finance, LLC, Term Loan
812,510	4.250%, 9/15/2017	812,006
	GEO Group, Inc., Term Loan
217,800	3.250%, 4/3/2020	217,665
	Harland Clarke Holdings Corporation, Term Loan
119,250	6.000%, 8/4/2019	119,747
	MoneyGram International, Inc., Term Loan
871,200	4.250%, 3/27/2020	848,331
	WaveDivision Holdings, LLC, Term Loan
1,007,250	4.000%, 10/12/2019	1,005,679

	Total	3,003,428

Technology (0.2%)
	First Data Corporation Extended, Term Loan
1,095,000	4.152%, 3/23/2018	1,092,952
	First Data Corporation, Term Loan
395,000	4.152%, 9/24/2018	394,198
	Freescale Semiconductor, Inc., Term Loan
796,965	4.250%, 2/28/2020	795,722
504,465	5.000%, 1/15/2021	506,675
	Infor US, Inc., Term Loan
585,005	3.750%, 6/3/2020	580,254

	Total	3,369,801

Transportation (0.1%)
	American Airlines, Inc., Term Loan
908,138	3.750%, 6/27/2019	905,585
	Delta Air Lines, Inc., Term Loan
823,778	3.500%, 4/20/2017	820,483
	United Air Lines, Inc., Term Loan
544,500	3.500%, 4/1/2019	539,872

	Total	2,265,940

Utilities (0.1%)
	Calpine Corporation, Term Loan
162,901	4.000%, 4/1/2018	162,924
773,225	4.000%, 10/9/2019	772,900
	Intergen NV, Term Loan
421,812	5.500%, 6/15/2020	424,449
	NGPL PipeCo, LLC, Term Loan
686,212	6.750%, 9/15/2017	675,061

	Total	2,035,334

	Total Bank Loans (cost $65,205,212)	65,193,126

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Mutual Funds (59.3%)	Value
Equity Mutual Funds (38.3%)
2,784,907	Thrivent Natural Resources Fund	$29,687,108
2,282,447	Thrivent Partner Small Cap Growth Fund	33,346,557
1,548,575	Thrivent Partner Small Cap Value Fund	34,084,139
888,311	Thrivent Small Cap Stock Fund	19,285,240
744,157	Thrivent Mid Cap Growth Fund	16,780,748
2,538,489	Thrivent Partner Mid Cap Value Fund	36,757,316
2,637,150	Thrivent Mid Cap Stock Fund	62,869,667
15,509,964	Thrivent Partner Worldwide Allocation Fund	163,319,918
11,340,537	Thrivent Large Cap Growth Fund	92,652,185
6,548,778	Thrivent Large Cap Value Fund	129,927,751
1,365,743	Thrivent Large Cap Stock Fund	37,120,885

	Total	655,831,514

Fixed Income Mutual Funds (21.0%)
9,647,914	Thrivent High Yield Fund	49,783,234
18,740,412	Thrivent Income Fund	173,348,811
2,390,357	Thrivent Government Bond Fund	23,712,345
9,115,052	Thrivent Limited Maturity Bond Fund	113,573,546

	Total	360,417,936

	Total Mutual Funds (cost $831,912,763)	1,016,249,450

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
214,165	0.652%, 2/25/2036[d,e]	212,844
	Ally Auto Receivables Trust 2013- SN1
300,000	0.720%, 5/20/2016	300,313
	Avis Budget Rental Car Funding AESOP, LLC
147,950	2.370%, 11/20/2014[d]	148,880
	BA Credit Card Trust
300,000	0.535%, 6/15/2021[e]	300,428
	Barclays Dryrock Issuance Trust
700,000	0.512%, 12/16/2019[e]	700,395
	Capital One Multi-Asset Execution Trust
400,000	0.530%, 1/18/2022[e]	400,098
	Chase Issuance Trust
425,000	1.150%, 1/15/2019	425,745
	Chesapeake Funding, LLC
500,000	0.603%, 1/7/2025[d,e]	500,602
	Citibank Credit Card Issuance Trust
700,000	0.025%, 2/22/2019	697,910
	Countrywide Asset-Backed Certificates
560,496	5.530%, 4/25/2047	513,988
	DT Auto Owner Trust
42,691	0.750%, 5/16/2016[d]	42,711
	Edlinc Student Loan Funding Trust
72,731	3.190%, 10/1/2025[e,f]	73,095
	Enterprise Fleet Financing, LLC
700,000	1.060%, 3/20/2019[d]	702,333
500,000	0.870%, 9/20/2019[d]	499,955
	Federal National Mortgage Association
425,000	0.478%, 9/25/2015	425,197
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
226,406	0.679%, 1/15/2019	226,423
	FNA Trust
146,642	1.980%, 1/10/2018[f]	146,363
	GE Dealer Floorplan Master Note Trust
300,000	0.552%, 4/20/2018[e]	300,845
	GE Equipment Transportation, LLC
250,000	0.690%, 11/25/2016	250,421
	Golden Credit Card Trust
90,000	0.402%, 2/15/2018[d,e]	90,033
100,000	0.582%, 9/15/2018[d,e]	100,384
	GreatAmerica Leasing Receivables
600,000	0.610%, 5/15/2016[d]	600,100
	Hertz Fleet Lease Funding, LP
600,000	0.700%, 12/10/2027[d,e]	601,208
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,270
	Hyundai Auto Receivables Trust
300,000	0.710%, 9/15/2017	300,945
	Hyundai Floorplan Master Owner Trust
337,500	0.502%, 5/15/2018[d,e]	338,148
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[d]	203,891
	Morgan Stanley Capital, Inc.
1,062,529	0.302%, 2/25/2037[e]	585,770
	Motor plc
306,667	0.652%, 2/15/2021[d]	306,935
500,000	0.645%, 8/25/2021[d,e]	499,996
	Nissan Master Owner Trust Receivables
150,000	0.452%, 2/15/2018[e]	150,054
	Ohio Phase-In-Recovery Funding, LLC
1,000,000	0.958%, 7/2/2018	1,004,499
	Penarth Master Issuer plc
620,000	0.542%, 11/18/2017[d,e]	621,072
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,653,508
	Santander Drive Auto Receivables Trust
250,000	0.700%, 9/15/2017	250,562
	SLM Student Loan Trust
464,786	0.752%, 7/15/2022[d,e]	465,582
545,463	0.752%, 8/15/2022[d,e]	546,519
547,866	0.629%, 4/25/2023[d,e]	548,852
75,000	1.202%, 5/17/2027[d,e]	75,391
	Volvo Financial Equipment, LLC
250,000	0.740%, 3/15/2017[d]	250,521
750,000	0.820%, 4/16/2018[d]	749,317
	World Financial Network Credit Card Master Trust
225,000	0.535%, 12/15/2019[e]	225,000
250,000	0.910%, 3/16/2020	250,178

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Asset-Backed Securities (1.0%) - continued
	World Omni Automobile Lease Securitization Trust
$450,000	1.400%, 2/15/2019	$454,617
	World Omni Master Owner Trust
90,000	0.505%, 2/15/2018[d,e]	90,114

	Total	18,282,012

Basic Materials (0.2%)
	Anglo American Capital plc
160,000	1.177%, 4/15/2016[d,e]	160,485
	FMG Resources Pty. Ltd.
539,675	6.875%, 2/1/2018[d,g]	569,357
	Freeport-McMoRan Copper & Gold, Inc.
404,000	2.375%, 3/15/2018	406,290
	Glencore Funding, LLC
180,000	1.700%, 5/27/2016[d]	180,982
150,000	1.587%, 1/15/2019[d,e]	149,740
216,000	3.125%, 4/29/2019[d]	216,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
270,000	8.875%, 2/1/2018	281,137
	Ineos Finance plc
270,000	7.500%, 5/1/2020[d]	295,312
	International Paper Company
162,000	5.300%, 4/1/2015	168,913
	LyondellBasell Industries NV
293,000	6.000%, 11/15/2021	345,825
	Mosaic Company
317,000	5.450%, 11/15/2033	347,131
	Rio Tinto Finance USA plc
168,000	1.375%, 6/17/2016	169,817
	Vale Overseas, Ltd.
276,000	6.250%, 1/23/2017	308,775

	Total	3,599,764

Capital Goods (0.1%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[d]	150,263
	CNH Capital, LLC
270,000	3.625%, 4/15/2018	275,063
	Eaton Corporation
90,000	1.500%, 11/2/2017	90,142
144,000	4.000%, 11/2/2032	141,218
	Harsco Corporation
291,000	2.700%, 10/15/2015	296,456
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	280,462
	Roper Industries, Inc.
288,000	2.050%, 10/1/2018	287,266
	RSC Equipment Rental, Inc.
270,000	8.250%, 2/1/2021	302,063
	Textron, Inc.
190,000	5.600%, 12/1/2017	213,860

	Total	2,036,793

Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
380,932	6.000%, 6/25/2036	337,107
	Citigroup Mortgage Loan Trust, Inc.
542,348	5.500%, 11/25/2035	495,191
	CitiMortgage Alternative Loan Trust
1,854,484	5.750%, 4/25/2037	1,599,873
	Countrywide Alternative Loan Trust
715,688	5.264%, 10/25/2035	589,409
590,561	6.000%, 4/25/2036	508,766
347,231	6.000%, 1/25/2037	307,134
1,688,894	5.500%, 5/25/2037	1,418,750
1,335,845	7.000%, 10/25/2037	956,162
	Countrywide Home Loans, Inc.
713,747	5.750%, 4/25/2037	642,226
	Deutsche Alt-A Securities Mortgage Loan Trust
224,456	5.500%, 10/25/2021	215,183
561,199	6.000%, 10/25/2021	518,580
	Federal Home Loan Mortgage Corporation
1,246,826	3.000%, 2/15/2033[h]	202,313
	Federal National Mortgage Association
2,711,862	3.500%, 1/25/2033[h]	429,137
	GSR Mortgage Loan Trust
836,634	0.342%, 8/25/2046[e]	809,412
	J.P. Morgan Mortgage Trust
332,139	2.700%, 6/25/2036	283,476
162,152	2.568%, 10/25/2036	135,852
1,254,098	0.532%, 1/25/2037[e]	820,558
1,489,452	6.250%, 8/25/2037	1,069,463
	MASTR Alternative Loans Trust
372,055	6.500%, 7/25/2034	381,453
801,653	0.602%, 12/25/2035[e]	456,510
	Merrill Lynch Alternative Note Asset Trust
405,377	6.000%, 3/25/2037	377,625
	Residential Asset Securitization Trust
1,050,656	0.532%, 8/25/2037[e]	448,225
	Sequoia Mortgage Trust
107,132	2.553%, 9/20/2046	4,318
	WaMu Mortgage Pass Through Certificates
142,853	2.355%, 9/25/2036	126,743
539,378	2.407%, 10/25/2036	466,261

	Total	13,599,727

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.782%, 4/10/2049	2,647,935
1,650,000	5.716%, 6/10/2049	1,815,579
	Bear Stearns Commercial Mortgage Securities, Inc.
1,449,743	5.331%, 2/11/2044	1,570,776
	CGBAM Commercial Mortgage Trust
980,000	1.253%, 5/15/2030[d,e]	981,560

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Commercial Mortgage-Backed Securities (1.2%) - continued
	Commercial Mortgage Pass-Through Certificates
$300,000	1.203%, 6/8/2030[d,e]	$300,204
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,635,910
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,232,260
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
141,244	0.727%, 12/25/2016	140,476
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,769,986
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
200,000	0.852%, 4/15/2028[d,e]	199,545
400,000	1.103%, 12/15/2028[d,e]	400,065
1,200,000	5.895%, 2/12/2049	1,304,780
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	820,613
	SCG Trust
200,000	1.552%, 11/15/2026[d,e]	200,341
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,959,574

	Total	19,979,604

Communications Services (0.5%)
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	269,325
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	283,202
	American Tower Corporation
288,000	7.000%, 10/15/2017	335,136
	AT&T, Inc.
120,000	1.144%, 11/27/2018[e]	122,314
286,000	3.875%, 8/15/2021	299,425
	British Telecommunications plc
180,000	1.625%, 6/28/2016	182,505
80,000	1.250%, 2/14/2017	80,065
	CBS Corporation
240,000	8.875%, 5/15/2019	309,489
	CC Holdings GS V, LLC
150,000	2.381%, 12/15/2017	151,700
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	296,663
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,500
	Comcast Corporation
145,000	4.650%, 7/15/2042	148,665
198,000	4.750%, 3/1/2044	206,379
	Cox Communications, Inc.
260,000	9.375%, 1/15/2019[d]	337,614
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[d]	143,846
	DIRECTV Holdings, LLC
198,000	1.750%, 1/15/2018	196,449
164,000	5.875%, 10/1/2019	188,591
108,000	4.450%, 4/1/2024	109,570
	Hughes Satellite Systems Corporation
270,000	6.500%, 6/15/2019	297,000
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	289,237
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	302,400
	NBC Universal Enterprise, Inc.
150,000	0.912%, 4/15/2018[d,e]	151,617
	Nippon Telegraph & Telephone Corporation
156,000	1.400%, 7/18/2017	156,470
	SBA Tower Trust
145,000	5.101%, 4/17/2017[d]	155,215
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[d]	175,153
	Sprint Communications, Inc.
269,675	9.000%, 11/15/2018[d]	328,666
	Telefonica Emisiones SAU
250,000	3.992%, 2/16/2016	262,854
252,000	3.192%, 4/27/2018	261,172
	Time Warner Cable, Inc.
165,000	5.000%, 2/1/2020	184,666
264,000	6.550%, 5/1/2037	323,654
	Univision Communications, Inc.
270,000	6.875%, 5/15/2019[d]	288,562
	UPCB Finance V, Ltd.
270,000	7.250%, 11/15/2021[d]	297,675
	Verizon Communications, Inc.
121,000	1.100%, 11/1/2017	119,591
144,000	1.984%, 9/14/2018[e]	152,038
72,000	3.650%, 9/14/2018	76,869
165,000	1.003%, 6/17/2019[e]	166,987
266,000	6.400%, 9/15/2033	320,740
144,000	5.050%, 3/15/2034	151,012
72,000	6.550%, 9/15/2043	88,812
	Wind Acquisition Finance SA
180,000	7.375%, 4/23/2021[d]	184,950

	Total	8,611,778

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
200,000	0.609%, 5/26/2016[d,e]	200,888
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	301,125
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	261,900
	Daimler Finance North America, LLC
180,000	1.098%, 8/1/2018[d,e]	181,948
	Delphi Corporation
252,000	6.125%, 5/15/2021	280,665
	Federated Retail Holdings, Inc.
104,000	5.900%, 12/1/2016	115,340
	Ford Motor Company
146,000	7.450%, 7/16/2031	190,516
	Ford Motor Credit Company, LLC
272,000	12.000%, 5/15/2015	303,365
150,000	1.487%, 5/9/2016[e]	152,456
240,000	2.375%, 1/16/2018	243,441
190,000	5.000%, 5/15/2018	210,935

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Consumer Cyclical (0.4%) - continued
	Gap, Inc.
$216,000	5.950%, 4/12/2021	$245,802
	General Motors Company
128,000	3.500%, 10/2/2018[d]	130,720
	General Motors Financial Company, Inc.
198,000	2.750%, 5/15/2016	200,970
270,000	3.250%, 5/15/2018	272,700
	Home Depot, Inc.
180,000	4.875%, 2/15/2044	195,529
	Hyundai Capital America
346,000	1.450%, 2/6/2017[d]	346,499
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[d]	281,812
	KB Home
138,000	4.750%, 5/15/2019	137,655
	L Brands, Inc.
270,000	5.625%, 2/15/2022	283,837
	Lennar Corporation
270,000	4.125%, 12/1/2018	272,700
	Macy’s Retail Holdings, Inc.
80,000	3.875%, 1/15/2022	83,080
82,000	4.375%, 9/1/2023	85,924
	Nissan Motor Acceptance Corporation
254,000	0.786%, 3/3/2017[d,e]	254,571
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	153,600
172,000	4.000%, 12/31/2018	175,655
	Toyota Motor Credit Corporation
105,000	1.750%, 5/22/2017	106,743
	TRW Automotive, Inc.
200,000	7.250%, 3/15/2017[d]	230,000
	Viacom, Inc.
144,000	2.500%, 9/1/2018	146,781
	Walgreen Company
232,000	5.250%, 1/15/2019	263,603
	Western Union Company
160,000	2.375%, 12/10/2015	163,558
	WMG Acquisition Corporation
130,000	6.750%, 4/15/2022[d]	130,975
	Wynn Las Vegas, LLC
270,000	5.375%, 3/15/2022[g]	279,450

	Total	6,884,743

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
216,000	2.000%, 11/6/2018	215,532
	Altria Group, Inc.
180,000	9.700%, 11/10/2018	237,610
252,000	4.000%, 1/31/2024	256,700
	Anheuser-Busch InBev Finance, Inc.
141,000	0.639%, 2/1/2019[e]	140,808
	Anheuser-Busch InBev Worldwide, Inc.
300,000	7.750%, 1/15/2019	372,337
	Boston Scientific Corporation
180,000	2.650%, 10/1/2018	182,618
	Bunge Limited Finance Corporation
143,000	8.500%, 6/15/2019	178,461
	Celgene Corporation
288,000	1.900%, 8/15/2017	292,099
72,000	2.300%, 8/15/2018	72,524
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	289,575
	ConAgra Foods, Inc.
252,000	1.900%, 1/25/2018	251,182
	Coventry Health Care, Inc.
252,000	5.950%, 3/15/2017	284,471
	CVS Caremark Corporation
144,000	1.200%, 12/5/2016	144,849
144,000	6.125%, 9/15/2039	177,394
	Endo Pharmaceuticals Holdings, Inc.
270,000	7.000%, 7/15/2019	290,250
	Express Scripts Holding Company
144,000	2.650%, 2/15/2017	149,391
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[d]	287,550
	Hawk Acquisition Sub, Inc.
269,675	4.250%, 10/15/2020[d]	265,765
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[d]	382,965
	Kroger Company
115,000	0.756%, 10/17/2016[e]	115,282
144,000	1.200%, 10/17/2016	144,179
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017[g]	169,425
180,000	8.125%, 6/23/2019	223,764
	Mattel, Inc.
165,000	1.700%, 3/15/2018	163,468
	McKesson Corporation
90,000	1.292%, 3/10/2017	90,096
	Medco Health Solutions, Inc.
217,000	7.125%, 3/15/2018	257,313
	Merck & Company, Inc.
200,000	0.596%, 5/18/2018[e]	200,483
	Mondelez International, Inc.
118,000	0.757%, 2/1/2019[e]	117,835
	Mylan, Inc.
144,000	2.600%, 6/24/2018	145,689
180,000	7.875%, 7/15/2020[d]	200,885
	Pernod Ricard SA
144,000	2.950%, 1/15/2017[d]	149,866
144,000	5.750%, 4/7/2021[d]	164,352
	Perrigo Company, Ltd.
344,000	1.300%, 11/8/2016[d]	343,423
144,000	2.300%, 11/8/2018[d]	142,775
	Roche Holdings, Inc.
64,000	7.000%, 3/1/2039[d]	89,577
	SABMiller Holdings, Inc.
252,000	2.450%, 1/15/2017[d]	260,030
	Safeway, Inc.
64,000	3.400%, 12/1/2016	67,242
	Spectrum Brands Escrow Corporation
270,000	6.375%, 11/15/2020	292,950
	Thermo Fisher Scientific, Inc.
216,000	1.300%, 2/1/2017	216,267
216,000	2.400%, 2/1/2019	218,115
	Tyson Foods, Inc.
210,000	4.500%, 6/15/2022	222,285

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Valeant Pharmaceuticals International
$270,000	6.875%, 12/1/2014[d]	$284,850
	Watson Pharmaceuticals, Inc.
332,000	1.875%, 10/1/2017	334,864
	WM Wrigley Jr. Company
210,000	1.400%, 10/21/2016[d]	211,585
180,000	2.000%, 10/20/2017[d]	181,966

	Total	9,480,647

Energy (0.3%)
	BP Capital Markets plc
243,000	1.375%, 11/6/2017	243,178
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	264,530
	Canadian Natural Resources, Ltd.
115,000	0.609%, 3/30/2016[e]	115,143
	CNOOC Nexen Finance 2014 ULC
216,000	1.625%, 4/30/2017	215,758
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	282,822
	Continental Resources, Inc.
327,000	4.500%, 4/15/2023	343,628
	Devon Energy Corporation
324,000	1.200%, 12/15/2016	325,095
	EQT Corporation
165,000	5.150%, 3/1/2018	179,640
160,000	8.125%, 6/1/2019	195,773
	Hess Corporation
286,000	8.125%, 2/15/2019	360,206
	Linn Energy, LLC
269,675	7.250%, 11/1/2019[d]	278,777
	Lukoil International Finance BV
170,000	3.416%, 4/24/2018[d]	159,842
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[d]	284,175
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	122,794
	Oasis Petroleum, Inc.
270,000	6.875%, 1/15/2023	292,275
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019	280,800
	Petrobras Global Finance BV
288,000	2.000%, 5/20/2016	287,608
140,000	3.113%, 3/17/2020[e]	141,575
	Petroleos Mexicanos
126,000	3.500%, 7/18/2018	130,568
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	91,247
	Range Resources Corporation
270,000	5.000%, 8/15/2022	277,425
	Sinopec Capital 2013, Ltd.
252,000	1.250%, 4/24/2016[d]	251,325
	Suncor Energy, Inc.
165,000	6.100%, 6/1/2018	191,113
	Transocean, Inc.
296,000	6.000%, 3/15/2018	330,532
	Weatherford International, Ltd.
137,000	9.625%, 3/1/2019	179,758

	Total	5,825,587

Financials (2.2%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	149,980
	ABN AMRO Bank NV
286,000	2.500%, 10/30/2018[d]	288,076
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	108,782
165,000	0.785%, 3/18/2019[e]	166,028
	American International Group, Inc.
214,000	2.375%, 8/24/2015	218,139
180,000	3.800%, 3/22/2017	192,556
179,000	8.250%, 8/15/2018	223,633
	ANZ National International, Ltd. of London
180,000	3.125%, 8/10/2015[d]	185,440
	ANZ New Zealand International, Ltd.
231,000	1.400%, 4/27/2017[d]	230,707
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[d]	148,724
	Banco Santander Chile
200,000	1.126%, 4/11/2017[d,e]	200,002
	Bank Nederlandse Gemeenten NV
108,000	1.375%, 3/19/2018[d]	107,307
	Bank of America Corporation
352,000	7.750%, 8/15/2015	381,289
195,000	5.750%, 8/15/2016	213,539
288,000	5.700%, 5/2/2017	318,763
390,000	5.750%, 12/1/2017	441,274
448,000	1.304%, 3/22/2018[e]	453,141
365,000	5.650%, 5/1/2018	414,022
140,000	1.103%, 4/1/2019[e]	140,268
144,000	4.000%, 4/1/2024	144,725
184,000	5.875%, 2/7/2042	215,384
	Bank of Montreal
150,000	0.829%, 4/9/2018[e]	150,886
	Bank of Nova Scotia
150,000	0.633%, 3/15/2016[e]	150,426
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
330,000	0.645%, 3/10/2017[d,e]	329,912
	Banque Federative du Credit Mutuel SA
252,000	1.078%, 1/20/2017[d,e]	253,356
	Barclays Bank plc
220,000	10.179%, 6/12/2021[d]	298,712
	BB&T Corporation
84,000	1.093%, 6/15/2018[e]	85,262
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[d]	266,332
	BBVA US Senior SAU
329,000	4.664%, 10/9/2015	345,427
	Berkshire Hathaway Finance Corporation
175,000	0.377%, 1/10/2017[e]	175,098
190,000	1.600%, 5/15/2017	192,574
150,000	1.300%, 5/15/2018	148,248
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	215,240
	BNP Paribas SA
174,000	1.250%, 12/12/2016	174,230

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Financials (2.2%) - continued
$298,000	2.375%, 9/14/2017	$306,175
	BPCE SA
140,000	1.084%, 2/10/2017[e]	140,802
297,000	1.625%, 2/10/2017	298,600
	Capital One Bank USA NA
140,000	1.200%, 2/13/2017	139,910
	Capital One Financial Corporation
100,000	0.684%, 3/22/2016[e]	100,288
288,000	6.150%, 9/1/2016	320,348
180,000	2.450%, 4/24/2019	180,408
	Citigroup, Inc.
287,000	5.000%, 9/15/2014	291,605
340,000	5.500%, 2/15/2017	375,256
145,000	0.775%, 3/10/2017[e]	144,921
184,000	6.000%, 8/15/2017	208,463
115,000	1.000%, 4/8/2019[e]	114,946
292,000	8.500%, 5/22/2019	372,028
188,000	4.050%, 7/30/2022	189,991
	CoBank ACB
85,000	0.833%, 6/15/2022[e,f]	77,987
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
182,000	3.950%, 11/9/2022	183,077
	Credit Agricole SA
360,000	1.625%, 4/15/2016[d]	363,985
140,000	1.027%, 4/15/2019[d,e]	140,139
	Credit Suisse AG
184,000	5.400%, 1/14/2020	206,013
	CyrusOne, LP
270,000	6.375%, 11/15/2022	286,875
	DDR Corporation
216,000	9.625%, 3/15/2016	248,873
	Discover Bank
180,000	8.700%, 11/18/2019	227,971
	Discover Financial Services
144,000	6.450%, 6/12/2017	164,239
	DnB Boligkreditt AS
288,000	1.450%, 3/21/2018[d]	285,696
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	104,624
154,000	5.500%, 5/25/2016	163,240
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	251,667
	General Electric Capital Corporation
64,000	0.941%, 4/2/2018[e]	64,771
680,000	6.000%, 8/7/2019	802,352
150,000	1.233%, 3/15/2023[e]	149,751
308,000	6.750%, 3/15/2032	401,356
	Genworth Financial, Inc.
264,000	7.700%, 6/15/2020	324,504
	Goldman Sachs Group, Inc.
380,000	3.700%, 8/1/2015	393,659
193,000	2.375%, 1/22/2018	195,225
150,000	1.425%, 4/30/2018[e]	152,123
120,000	1.336%, 11/15/2018[e]	121,218
219,000	7.500%, 2/15/2019	265,913
286,000	5.375%, 3/15/2020	320,931
292,000	5.250%, 7/27/2021	324,216
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	264,512
208,000	5.125%, 4/15/2022	233,597
	HBOS plc
271,000	6.750%, 5/21/2018[d]	308,647
	HCP, Inc.
84,000	6.000%, 1/30/2017	94,447
75,000	6.700%, 1/30/2018	87,536
	Health Care REIT, Inc.
240,000	4.700%, 9/15/2017	263,226
80,000	2.250%, 3/15/2018	80,945
	HSBC Bank plc
200,000	0.876%, 5/15/2018[d,e]	201,511
	HSBC Finance Corporation
366,000	6.676%, 1/15/2021	432,952
	HSBC Holdings plc
264,000	5.250%, 3/14/2044	270,401
	HSBC USA, Inc.
200,000	1.625%, 1/16/2018	199,458
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,621
	Huntington National Bank
216,000	1.350%, 8/2/2016	217,156
	Icahn Enterprises, LP
210,000	6.000%, 8/1/2020[d]	221,550
	ING Bank NV
216,000	4.125%, 11/21/2023	219,348
	ING Capital Funding Trust III
200,000	3.834%, 12/29/2049[e,i]	199,500
	International Lease Finance Corporation
219,000	2.183%, 6/15/2016[e]	221,190
	Intesa Sanpaolo SPA
216,000	3.125%, 1/15/2016	222,258
108,000	3.875%, 1/16/2018	113,481
180,000	3.875%, 1/15/2019	187,158
	J.P. Morgan Chase & Company
203,000	1.125%, 2/26/2016	203,823
334,000	3.450%, 3/1/2016	349,553
165,000	0.756%, 2/15/2017[e]	165,455
364,000	2.000%, 8/15/2017	369,404
115,000	1.800%, 1/25/2018	114,873
302,000	6.300%, 4/23/2019	357,133
72,000	3.200%, 1/25/2023	70,239
294,000	7.900%, 4/29/2049[i]	332,220
	KeyBank NA
336,000	7.413%, 5/6/2015	356,853
	Kookmin Bank
216,000	1.103%, 1/27/2017[d,e]	217,260
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[d]	89,537
72,000	6.500%, 5/1/2042[d]	87,545
	Liberty Property, LP
193,000	5.500%, 12/15/2016	211,867
	Macquarie Bank, Ltd.
265,000	5.000%, 2/22/2017[d]	289,436
210,000	1.024%, 3/24/2017[d,e]	210,718
	Manufacturers and Traders Trust Company
120,000	0.600%, 1/30/2017[e]	120,152
	MasterCard, Inc.
110,000	2.000%, 4/1/2019	109,894
	Merrill Lynch & Company, Inc.
155,000	6.050%, 5/16/2016	169,123
203,000	6.400%, 8/28/2017	232,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Financials (2.2%) - continued
	Metropolitan Life Global Funding I
$190,000	0.607%, 4/10/2017[d,e]	$189,891
216,000	1.300%, 4/10/2017[d]	215,668
	Mizuho Bank, Ltd.
140,000	0.659%, 4/16/2017[d,e,g]	140,083
	Mizuho Corporate Bank, Ltd.
216,000	1.850%, 3/21/2018[d]	213,801
	Morgan Stanley
108,000	1.750%, 2/25/2016	109,449
302,000	4.750%, 3/22/2017	329,444
195,000	6.250%, 8/28/2017	223,103
100,000	1.509%, 4/25/2018[e]	102,075
72,000	2.500%, 1/24/2019	72,060
180,000	4.875%, 11/1/2022	189,945
252,000	4.100%, 5/22/2023	250,345
	Murray Street Investment Trust I
512,000	4.647%, 3/9/2017	554,421
	National City Corporation
286,000	6.875%, 5/15/2019	340,440
	Nomura Holdings, Inc.
150,000	1.683%, 9/13/2016[e]	152,662
216,000	2.000%, 9/13/2016	218,849
180,000	2.750%, 3/19/2019	179,992
	Nordea Eiendomskreditt AS
216,000	2.125%, 9/22/2016[d]	222,340
	PNC Bank NA
216,000	1.150%, 11/1/2016	216,983
	Prologis, LP
270,000	7.375%, 10/30/2019	333,487
	Prudential Covered Trust
120,000	2.997%, 9/30/2015[d]	123,332
	Realty Income Corporation
81,000	2.000%, 1/31/2018	80,247
	Regions Bank
394,000	7.500%, 5/15/2018	464,968
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	131,566
209,000	5.000%, 6/1/2021	228,516
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[d]	109,996
	Royal Bank of Canada
360,000	1.125%, 7/22/2016	361,838
252,000	2.200%, 7/27/2018	255,458
	Royal Bank of Scotland Group plc
214,000	5.050%, 1/8/2015	219,416
392,000	1.174%, 3/31/2017[e]	392,786
	Santander US Debt SAU
335,000	3.724%, 1/20/2015[d]	341,220
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	173,650
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[d]	174,821
	SLM Corporation
108,000	3.875%, 9/10/2015	111,240
120,000	6.250%, 1/25/2016	129,450
90,000	4.625%, 9/25/2017	94,500
	SpareBank 1 Boligkreditt AS
288,000	1.250%, 5/2/2018[d]	282,053
	Sumitomo Mitsui Banking Corporation
420,000	1.300%, 1/10/2017	421,396
	Suncorp-Metway, Ltd.
417,000	0.933%, 3/28/2017[d,e]	417,003
	Svensk Exportkredit AB
124,000	1.125%, 4/5/2018	121,929
	Svenska Handelsbanken AB
160,000	3.125%, 7/12/2016	167,801
216,000	1.625%, 3/21/2018	214,905
	Swedbank Hypotek AB
288,000	1.375%, 3/28/2018[d]	285,276
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[d,i]	181,900
	Toronto-Dominion Bank
140,000	0.695%, 9/9/2016[e]	140,723
	U.S. Bank NA
155,000	0.455%, 1/30/2017[e]	155,534
	UBS AG London
288,000	0.750%, 3/24/2016[d]	288,926
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	185,286
	Ventas Realty, LP
266,000	1.550%, 9/26/2016	268,828
180,000	1.250%, 4/17/2017	179,411
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	288,907
	Wachovia Corporation
150,000	0.503%, 6/15/2017[e]	149,501
	Wells Fargo & Company
468,000	1.250%, 7/20/2016	472,000
265,000	2.100%, 5/8/2017	271,681

	Total	37,441,834

Foreign Government (0.1%)
	Asian Development Bank
200,000	0.500%, 6/20/2016	199,830
	Denmark Government International Bond
200,000	0.375%, 4/25/2016[d]	199,608
	European Investment Bank
215,000	1.875%, 3/15/2019	215,641
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	160,884
	International Finance Corporation
125,000	0.500%, 5/16/2016	124,702
	Kommunalbanken AS
200,000	0.315%, 3/18/2016[d,e]	200,050
	Kommuninvest i Sverige AB
200,000	0.500%, 6/15/2016[d]	199,486
	Province of Ontario
240,000	1.000%, 7/22/2016	241,704

	Total	1,541,905

Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,687,500	3.000%, 5/1/2029[c]	3,798,557
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,216,316	1.956%, 6/1/2043[e]	1,233,691
3,687,500	4.000%, 5/1/2044[c]	3,858,191
	Federal National Mortgage Association
250,000	1.272%, 1/25/2017	252,269

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Mortgage-Backed Securities (4.1%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$7,050,000	3.500%, 5/1/2029[c]	$7,424,531
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
616,905	2.078%, 1/1/2043[e]	633,296
1,087,052	2.059%, 3/1/2043[e]	1,114,664
926,917	1.752%, 7/1/2043[e]	933,853
2,301,331	2.018%, 7/1/2043[e]	2,333,804
2,056,612	2.120%, 8/1/2043[e]	2,093,967
14,975,000	3.500%, 5/1/2044[c]	15,198,456
14,300,000	4.000%, 5/1/2044[c]	14,982,043
14,404,000	4.500%, 5/1/2044[c]	15,464,045

	Total	69,321,367

Technology (0.2%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	91,064
	Apple, Inc.
210,000	0.523%, 5/6/2019[c,e]	210,207
	Cisco Systems, Inc.
145,000	0.733%, 3/1/2019[e]	145,620
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	126,426
	EMC Corporation
252,000	1.875%, 6/1/2018	253,126
	First Data Corporation
270,000	7.375%, 6/15/2019[d]	289,575
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	169,076
252,000	5.400%, 3/1/2017	280,360
118,000	1.167%, 1/14/2019[e]	118,273
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	286,875
	Micron Semiconductor Asia Pte, Ltd.
110,000	1.258%, 1/15/2019	109,933
	Oracle Corporation
170,000	0.807%, 1/15/2019[e]	171,509
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[d]	128,292
	Tyco Electronics Group SA
252,000	6.550%, 10/1/2017	291,908
	Xerox Corporation
166,000	7.200%, 4/1/2016	184,645
	Xilinx, Inc.
110,000	2.125%, 3/15/2019	109,215

	Total	2,966,104

Transportation (0.1%)
	American Airlines Pass Through Trust
155,264	4.950%, 1/15/2023[d]	166,722
	Avis Budget Car Rental, LLC
155,000	8.250%, 1/15/2019	165,075
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	116,280
104,000	5.750%, 3/15/2033	119,959
	Continental Airlines, Inc.
180,649	4.150%, 4/11/2024	184,713
	CSX Corporation
126,000	3.700%, 11/1/2023[g]	127,603
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	263,750
100,655	4.950%, 5/23/2019	109,704
39,987	4.750%, 5/7/2020	43,461
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[d]	163,000
84,000	2.800%, 11/1/2018[d]	86,286
	Kansas City Southern de Mexico SA de CV
283,000	0.928%, 10/28/2016[e]	283,841
	Korea Expressway Corporation
216,000	1.625%, 4/28/2017[d]	214,981
	Network Rail Infrastructure Finance plc
175,000	0.247%, 2/13/2017[d,e]	174,904
	Virgin Australia Holdings, Ltd.
72,411	5.000%, 10/23/2023[d]	76,529

	Total	2,296,808

U.S. Government and Agencies (6.4%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	694,289
1,175,000	4.375%, 5/15/2040	1,380,258
10,630,000	3.000%, 5/15/2042	9,791,229
	U.S. Treasury Notes
12,000,000	0.375%, 3/31/2016	11,998,596
15,250,000	0.625%, 10/15/2016	15,246,432
4,220,000	0.625%, 12/15/2016	4,210,767
2,500,000	0.750%, 3/15/2017	2,495,313
6,035,000	1.000%, 5/31/2018	5,946,835
11,605,000	1.250%, 10/31/2018	11,462,653
1,685,000	1.625%, 8/15/2022	1,577,581
200,000	1.750%, 5/15/2023	186,562
14,600,000	2.500%, 8/15/2023	14,485,945
16,500,000	3.625%, 2/15/2044	17,010,477
	U.S. Treasury Notes, TIPS
5,991,680	0.125%, 4/15/2018	6,154,115
7,017,500	0.125%, 1/15/2023	6,861,255

	Total	109,502,307

Utilities (0.4%)
	AES Corporation
270,000	7.375%, 7/1/2021	309,150
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	159,812
	Atlas Pipeline Partners, LP
270,000	4.750%, 11/15/2021	256,500
	Dayton Power and Light Company
144,000	1.875%, 9/15/2016[d]	146,633
	DCP Midstream Operating, LP
216,000	2.500%, 12/1/2017	221,029
	Dominion Resources, Inc.
288,000	1.250%, 3/15/2017	288,375
	Duke Energy Corporation
180,000	0.608%, 4/3/2017[e]	180,625
216,000	2.100%, 6/15/2018	217,352
	Electricite de France
234,000	0.688%, 1/20/2017[d,e]	234,708
	Enel Finance International NV
192,000	3.875%, 10/7/2014[d]	194,485

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.6%)	Value
Utilities (0.4%) - continued
$108,000	6.250%, 9/15/2017[d]	$122,711
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	83,154
396,000	4.650%, 6/1/2021	422,316
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	209,030
	Exelon Generation Company, LLC
108,000	6.200%, 10/1/2017	123,229
247,000	5.200%, 10/1/2019	276,794
	ITC Holdings Corporation
214,000	5.875%, 9/30/2016[d]	234,157
84,000	4.050%, 7/1/2023	84,651
	MidAmerican Energy Holdings Company
174,000	1.100%, 5/15/2017[d]	172,440
250,000	5.750%, 4/1/2018	285,547
180,000	6.500%, 9/15/2037	229,835
	NiSource Finance Corporation
157,000	6.400%, 3/15/2018	180,894
216,000	6.800%, 1/15/2019	257,094
	Northeast Utilities
96,000	1.450%, 5/1/2018	93,947
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	282,150
	ONEOK Partners, LP
141,000	8.625%, 3/1/2019	176,492
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	357,715
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,344
	PPL Capital Funding, Inc.
379,000	1.900%, 6/1/2018	373,708
72,000	3.500%, 12/1/2022	71,746
	Sempra Energy
245,000	6.150%, 6/15/2018	284,712
	Williams Partners, LP
83,000	7.250%, 2/1/2017	95,289

	Total	6,736,624

	Total Long-Term Fixed Income (cost $313,659,697)	318,107,604

Shares	Common Stock (15.6%)	Value
Consumer Discretionary (2.2%)
2,100	Alpine Electronics, Inc.	25,037
5,500	Amazon.com, Inc.[j,k]	1,672,715
2,700	Aoyama Trading Company, Ltd.	67,000
2,800	AutoZone, Inc.[j]	1,494,892
9,350	Barnes & Noble, Inc.[j]	153,340
600	Bayerische Motoren Werke AG	59,145
20,650	Best Buy Company, Inc.	535,454
9,200	Bloomin’ Brands, Inc.[j]	196,144
18,100	Boyd Gaming Corporation[j]	213,942
25,850	Cablevision Systems Corporation	431,695
9,110	CBS Corporation[k]	526,194
19,340	Cheesecake Factory, Inc.	868,173
3,500	Children’s Place Retail Stores, Inc.	168,000
69,700	Comcast Corporation	3,607,672
600	Continental AG	141,183
24,912	Delphi Automotive plc	1,665,118
9,550	DISH Network Corporation[j]	543,013
6,500	DreamWorks Animation SKG, Inc.[j]	156,195
32,066	Esprit Holdings, Ltd.	53,387
500	Exedy Corporation	13,377
900	Faurecia[j]	40,511
3,050	Finish Line, Inc.	83,966
100	Forbo Holding AGj	103,454
36,000	Ford Motor Company	581,400
1,200	Fuji Heavy Industries, Ltd.	31,554
4,650	G-III Apparel Group, Ltd.[j]	333,731
6,780	GNC Holdings, Inc.	305,100
8,200	Halfords Group plc	61,530
4,950	Harman International Industries, Inc.	542,569
8,000	Haseko Corporation	50,662
20,550	Home Depot, Inc.	1,633,930
20,700	Home Retail Group plc	71,525
27,820	Houghton Mifflin Harcourt Company[j]	568,363
24,971	Ignite Restaurant Group, Inc.[j]	353,090
5,450	ITT Educational Services, Inc.[j]	147,150
11,300	ITV plc	34,760
3,050	Jack in the Box, Inc.[j]	163,297
4,100	JB Hi-Fi, Ltd.	73,677
2,200	JM AB	74,756
100	Kuoni Reisen Holding AGj	44,161
7,250	Lamar Advertising Company[j]	361,920
26,560	Las Vegas Sands Corporation	2,101,693
9,500	Liberty Interactive Corporation[j]	276,070
20,300	Live Nation Entertainment, Inc.[j]	423,864
37,600	Lowe’s Companies, Inc.	1,726,216
21,000	Luk Fook Holdings International, Ltd.	59,629
14,500	Macy’s, Inc.	832,735
3,100	Marriott Vacations Worldwide Corporation[j]	168,888
34,381	MDC Partners, Inc.	839,584
9,880	Meredith Corporation	435,412
350	Michael Kors Holdings, Ltd.[j]	31,920
3,200	Multimedia Games Holding Company, Inc.[j]	93,440
31,760	News Corporation	994,723
1,200	Next plc	132,386
19,100	NIKE, Inc.	1,393,345
6,400	Omnicom Group, Inc.	433,152
11,953	Papa John’s International, Inc.	524,259
2,200	Persimmon plc[j]	48,822
4,200	Peugeot SAj	74,310
4,200	Peugeot SA, Rights[j]	8,035
1,300	Publicis Groupe SA	111,214
6,500	Restoration Hardware Holdings, Inc.[j]	405,535
400	RTL Group SA	44,540
400	SA D’Ieteren NV	18,505
19,800	Samsonite International SA	62,913
13,250	Scientific Games Corporation[j]	158,735
5,250	Scripps Networks Interactive, Inc.	394,117
11,000	Seiko Holdings Corporation	40,196
4,400	SHOWA Corporation	48,386
3,523	Slater & Gordon, Ltd.	15,457
10,450	Smith & Wesson Holding Corporation[j]	160,408
49,606	Staples, Inc.	620,075
17,800	Starbucks Corporation	1,257,036

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value
Consumer Discretionary (2.2%) - continued
6,300	Sumitomo Forestry Company, Ltd.	$64,076
6,200	Tempur-Pedic International, Inc.[j]	311,116
9,200	Time Warner Cable, Inc.	1,301,432
2,350	TJX Companies, Inc.	136,723
11,300	Toll Brothers, Inc.[j]	386,912
3,300	Toyota Motor Corporation	178,293
39,380	Tuesday Morning Corporation[j]	550,532
33,250	Twenty-First Century Fox, Inc.	1,064,665
100	Valora Holding AGj	28,277
5,300	Viacom, Inc.	450,394
2,000	WH Smith plc	37,091
8,150	Wyndham Worldwide Corporation	581,421
18,000	Wynn Macau, Ltd.	71,236

	Total	37,350,550

Consumer Staples (0.9%)
200	AarhusKarlshamn AB	13,393
22,800	Altria Group, Inc.	914,508
3,131	Andersons, Inc.	195,030
7,200	Anheuser-Busch InBev NV ADR	761,904
12,825	Annie’s, Inc.[j]	416,941
3,800	Britvic plc	46,540
4,400	Bunge, Ltd.	350,460
1,900	Campbell Soup Company	86,431
800	Casino Guichard Perrachon SA	101,938
12,500	Colgate-Palmolive Company	841,250
35,950	CVS Caremark Corporation[k]	2,614,284
1,300	Fuji Oil Company, Ltd.	17,564
3,250	Green Mountain Coffee Roasters, Inc.	304,460
6,640	Greencore Group plc	29,327
200	Henkel AG & Company KGaA	20,564
4,200	Ingredion, Inc.	295,890
1,400	Kerry Group plc	109,739
1,300	Kesko Oyj	53,212
5,740	Kimberly-Clark Corporation	644,315
1,015	Koninklijke Ahold NV	19,622
600	KOSE Corporation	19,942
5,782	Kraft Foods Group, Inc.[k]	328,765
19,300	Kroger Company	888,572
500	Matsumotokiyoshi Holdings Company, Ltd.	14,755
25,247	Mondelez International, Inc.	900,056
700	Nestle SA	54,099
11,200	Parmalat SPA	38,911
6,589	Philip Morris International, Inc.	562,898
200	Pigeon Corporation	8,954
4,450	Pilgrim’s Pride Corporation[j]	97,277
9,800	Procter & Gamble Company[k]	808,990
300	Rallye SA	15,259
1,900	Reckitt Benckiser Group plc	153,379
75,950	Rite Aid Corporation[j]	554,435
1,603	SalMar ASA[j]	23,204
1,750	Sanderson Farms, Inc.	143,973
5,650	Sprouts Farmers Markets, Inc.[j]	180,631
54,850	SUPERVALU, Inc.[j]	383,401
10,000	Wal-Mart Stores, Inc.[k]	797,100
39,860	WhiteWave Foods Company[j]	1,103,723
31,000	Wilmar International, Ltd.	84,252
407	Woolworths, Ltd.	14,144

	Total	15,014,092

Energy (1.4%)
1,630	Atwood Oceanics, Inc.[j]	80,783
7,550	Basic Energy Services, Inc.[j]	199,471
1,732	Cabot Oil & Gas Corporation	68,033
30,075	Cameron International Corporation[j]	1,953,672
700	CAT Oil AG	14,687
7,560	Chevron Corporation	948,931
750	Cimarex Energy Company	89,340
11,450	Cloud Peak Energy, Inc.[j]	225,451
635	Concho Resources, Inc.[j]	82,836
100	Delek Group, Ltd.	40,529
4,600	Denbury Resources, Inc.	77,372
5,800	Diamondback Energy, Inc.[j]	417,252
600	Energen Corporation	46,746
1,520	Energy XXI, Ltd.	36,374
1,100	Ensco plc	55,495
17,478	EOG Resources, Inc.	1,712,844
11,188	EQT Corporation	1,219,380
1,300	ERG SPA	22,436
23,400	Exxon Mobil Corporation	2,396,394
14,134	Goodrich Petroleum Corporation[j]	355,470
4,200	Green Plains Renewable Energy, Inc.	125,580
1,700	Gulfmark Offshore, Inc.	76,517
1,100	Helmerich & Payne, Inc.	119,515
1,785	HollyFrontier Corporation	93,873
64,685	Marathon Oil Corporation	2,338,363
1,100	Marathon Petroleum Corporation	102,245
16,730	Market Vectors Oil Service ETF	871,968
17,300	Nabors Industries, Ltd.	441,496
950	National Oilwell Varco, Inc.	74,603
3,200	Neste Oil Oyj	65,705
1,820	Noble Corporation	56,074
1,260	Noble Energy, Inc.	90,443
9,270	Oasis Petroleum, Inc.[j]	431,148
1,175	Oceaneering International, Inc.	86,104
915	Oil States International, Inc.[j]	88,883
16,450	Patterson-UTI Energy, Inc.	535,118
430	Pioneer Natural Resources Company	83,106
790	Range Resources Corporation	71,455
19,090	Rex Energy Corporation[j]	402,035
11,980	Rosetta Resources, Inc.[j]	567,133
1,735	Rowan Companies plc[j]	53,646
6,479	Royal Dutch Shell plc	256,295
4,900	Royal Dutch Shell plc, Class B	208,058
21,640	Schlumberger, Ltd.	2,197,542
3,000	Showa Shell Sekiyu KK	30,433
810	SM Energy Company	60,045
4,040	Superior Energy Services, Inc.	132,997
25,700	Total SA ADR	1,830,868
88,300	Weatherford International, Ltd.[j]	1,854,300
1,050	Whiting Petroleum Corporation[j]	77,406
2,850	World Fuel Services Corporation	129,789

	Total	23,596,239

Financials (3.2%)
9,550	ACE, Ltd.	977,156
3,661	Affiliated Managers Group, Inc.[j]	725,610
24,800	AIA Group, Ltd.	120,617
600	Allianz SE	104,418
3,260	Allied World Assurance Company Holdings AG	351,069
11,420	Allstate Corporation[k]	650,369
5,820	American Assets Trust, Inc.	197,589

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value
Financials (3.2%) - continued
18,400	American International Group, Inc.	$977,592
5,800	Assicurazioni Generali SPA	135,611
6,700	Aviva plc	59,709
2,100	AXA SA	54,802
5,200	Bank Leumi Le-Israel BMj	20,346
110,140	Bank of America Corporation	1,667,520
400	Bank of Georgia Holdings plc	17,593
3,500	Banner Corporation	138,390
19,320	BBCN Bancorp, Inc.	297,721
17,050	Berkshire Hathaway, Inc.[j]	2,196,893
600	BNP Paribas SA	45,087
4,600	Camden Property Trust	315,054
9,100	Challenger, Ltd.	59,871
58,050	Citigroup, Inc.	2,781,175
3,081	CNA Financial Corporation	126,167
36,653	CNO Financial Group, Inc.	632,264
1,000	CNP Assurances	23,070
9,270	Columbia Banking System, Inc.	230,081
17,700	Comerica, Inc.	853,848
2,900	Commonwealth Bank of Australia	213,326
11,800	Credit Agricole SAj	186,185
1,200	Credit Suisse Group AGj	38,043
10,100	Crown Castle International Corporation	734,573
1,200	Daito Trust Construction Company, Ltd.	122,113
13,000	Daiwa Securities Group, Inc.	97,480
11,400	Deutsche Bank AG	501,942
6,750	Discover Financial Services	377,325
1,467	DnB ASA	26,003
13,360	Education Realty Trust, Inc.	136,272
4,050	Evercore Partners, Inc.	216,392
1,900	EXOR SPA	86,841
3,530	Extra Space Storage, Inc.	184,725
39,050	Fifth Third Bancorp	804,820
12,050	First Horizon National Corporation	138,455
5,000	First Industrial Realty Trust, Inc.	91,850
42,550	First Niagara Financial Group, Inc.	379,546
8,800	First Republic Bank	446,688
4,400	FlexiGroup, Ltd.	15,842
10,150	Fulton Financial Corporation	123,729
7,035	Gaming and Leisure Properties, Inc.	258,536
66,014	Genworth Financial, Inc.[j]	1,178,350
300	Grupo Catalana Occidente SA	11,738
21,020	Hanmi Financial Corporation	447,095
19,100	Hatteras Financial Corporation	373,787
13,381	HCC Insurance Holdings, Inc.	614,723
2,136	Hiscox, Ltd.	25,461
21,307	Host Hotels & Resorts, Inc.	457,035
136,500	Huntington Bancshares, Inc.	1,250,340
9,700	Intermediate Capital Group plc	72,806
4,200	International Personal Finance plc	39,721
29,090	Invesco, Ltd.	1,024,259
22,000	iShares Barclays 1-3 Year Credit Bond Fund	2,321,220
7,660	iShares Russell 2000 Index Fund	857,767
6,800	Israel Discount Bank, Ltd.[j]	12,158
14,976	J.P. Morgan Chase & Company	838,356
27,950	KeyCorp	381,238
10,591	Lazard, Ltd.	498,307
3,450	M&T Bank Corporation	420,935
4,700	Macerich Company	305,077
21,100	MBIA, Inc.[j]	255,732
1,000	McGraw-Hill Companies, Inc.	73,930
36,420	MetLife, Inc.	1,906,587
6,300	Mitsubishi UFJ Financial Group, Inc.	33,513
14,400	Mizuho Financial Group, Inc.	28,204
5,400	Montpelier Re Holdings, Inc.	165,132
39,650	Morgan Stanley	1,226,374
14,150	NASDAQ OMX Group, Inc.	522,135
11,800	Natixis	83,764
3,800	NKSJ Holdings, Inc.	94,806
1,000	Nordea Bank AB	14,491
7,600	Northern Trust Corporation	457,900
10,600	Old Republic International Corporation	175,536
17,000	Oversea-Chinese Banking Corporation, Ltd.	131,107
9,300	PacWest Bancorp	366,141
3,800	Paragon Group Of Companies plc	22,992
9,650	Parkway Properties, Inc.	181,999
14,640	Pebblebrook Hotel Trust	504,202
3,300	Phoenix Group Holdings	38,054
16,250	Piedmont Office Realty Trust, Inc.	286,163
2,850	Portfolio Recovery Associates, Inc.[j]	162,878
4,650	Progressive Corporation	112,762
8,300	Protective Life Corporation	424,545
10,150	Prudential Financial, Inc.	818,902
1,500	Prudential plc	34,484
6,900	Resolution, Ltd.	34,809
4,600	RLJ Lodging Trust	122,682
200	Schweizerische National-Versicherungs-Gesellschaft AG	13,851
8,350	SLM Corporation	215,012
27,950	SPDR Euro Stoxx 50 ETF	1,220,856
35,400	SPDR S&P 500 ETF Trust	6,670,422
13,190	State Street Corporation	851,546
6,754	Storebrand ASA[j]	37,913
3,300	Sumitomo Mitsui Financial Group, Inc.	130,450
10,440	SVB Financial Group[j]	1,113,844
17,064	Terreno Realty Corporation	311,759
10,410	Texas Capital Bancshares, Inc.[j]	584,938
4,100	Unipol Gruppo Finanziario SPA	29,700
21,900	UnipolSai Assicurazioni SPA	80,582
8,000	United Overseas Bank, Ltd.	139,241
16,500	Vanguard Short-Term Corporate Bond ETF	1,323,135
7,500	Visa, Inc.	1,519,575
5,300	W.R. Berkley Corporation	234,472
13,680	Wells Fargo & Company	679,075
14,750	Western Alliance Bancorp[j]	340,283
6,500	Westpac Banking Corporation	212,904
18,200	Zions Bancorporation	526,344

	Total	54,586,407

Health Care (2.1%)
3,500	Abbott Laboratories	135,590
5,400	Abiomed, Inc.[j]	127,926
15,850	Acorda Therapeutics, Inc.[j]	561,883
1,000	Actelion, Ltd.[j]	98,454
12,900	Aetna, Inc.	921,705
10,800	Affymetrix, Inc.[j]	80,244
25,570	Akorn, Inc.[j]	644,875
5,700	Align Technology, Inc.[j]	287,223

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value
Health Care (2.1%) - continued
29,350	Allscripts Healthcare Solutions, Inc.[j]	$446,707
2,600	AmerisourceBergen Corporation	169,468
18,470	Baxter International, Inc.	1,344,431
36,300	BioScrip, Inc.[j]	251,196
82,700	Boston Scientific Corporation[j]	1,042,847
3,167	C.R. Bard, Inc.	434,924
12,450	Cardinal Health, Inc.	865,399
1,700	Catamaran Corporation[j]	64,175
9,700	Centene Corporation[j]	644,080
2,250	Charles River Laboratories International, Inc.[j]	120,870
11,100	Community Health Systems, Inc.[j]	420,579
38,630	Covidien plc	2,752,388
2,200	CSL, Ltd.	140,250
5,650	DaVita HealthCare Partners, Inc.[j]	391,545
7,150	DENTSPLY International, Inc.	319,105
6,100	Endo International plc[j]	383,965
2,650	Envision Healthcare Holdings, Inc.[j]	89,544
20,704	ExamWorks Group, Inc.[j]	761,907
8,800	Express Scripts Holding Company[j]	585,904
50,400	Gilead Sciences, Inc.[j]	3,955,896
6,714	GlaxoSmithKline plc	185,511
1,400	H. Lundbeck AS	40,803
8,000	HCA Holdings, Inc.[j]	416,000
1,300	Hikma Pharmaceuticals plc	34,114
20,850	Hologic, Inc.[j]	437,537
6,900	Humana, Inc.	757,275
1,500	ICON plc[j]	58,155
6,100	Illumina, Inc.[j]	828,685
3,500	Impax Laboratories, Inc.[j]	91,525
3,350	Insys Therapeutics, Inc.[j]	137,551
7,200	ISIS Pharmaceuticals, Inc.[j]	191,592
2,400	Jazz Pharmaceuticals, Inc.[j]	323,760
23,915	Johnson & Johnson	2,422,350
7,800	McKesson Corporation	1,319,682
8,900	Medicines Company[j]	236,740
39,240	Merck & Company, Inc.	2,297,894
10,900	Molina Healthcare, Inc.[j]	407,660
12,780	Neurocrine Biosciences, Inc.[j]	179,176
2,300	Nipro Corporation	19,912
2,900	Novartis AG	252,104
10,750	NPS Pharmaceuticals, Inc.[j]	286,165
18,430	NuVasive, Inc.[j]	621,275
8,600	PAREXEL International Corporation[j]	390,010
7,800	PerkinElmer, Inc.	327,366
8,625	Perrigo Company plc	1,249,417
29,900	Pfizer, Inc.	935,272
4,200	Prestige Brands Holdings, Inc.[j]	140,784
1,650	Puma Biotechnology, Inc.[j]	124,641
300	Roche Holding AG	88,004
6,900	Seattle Genetics, Inc.[j]	265,512
1,400	Shire plc	80,068
12,950	Tenet Healthcare Corporation[j]	583,786
23,231	UnitedHealth Group, Inc.[k]	1,743,254
4,200	Universal Health Services, Inc.	343,518
3,400	Waters Corporation[j]	335,036
800	Zeria Pharmaceutical Company, Ltd.	16,773
5,860	Zimmer Holdings, Inc.	567,248

	Total	36,779,235

Industrials (2.0%)
5,700	3M Company	792,813
2,950	AAR Corporation	76,405
2,400	Actividades de Construccion y Servicios SA	103,018
2,790	Acuity Brands, Inc.	347,550
200	Adecco SAj	16,790
9,400	ADT Corporation	284,256
4,950	Aecom Technology Corporation[j]	160,479
13,050	AGCO Corporation	726,885
900	Aica Kogyo Company, Ltd.	18,821
8,925	Air New Zealand, Ltd.	16,173
3,350	Allegion plc	165,323
8,610	Apogee Enterprises, Inc.	273,540
1,200	Arcadis NV	42,650
4,200	Babcock & Wilcox Company	146,118
3,400	Berendsen plc	59,418
1,500	Bodycote plc	18,509
13,350	Boeing Company[k]	1,722,417
5,545	Briggs & Stratton Corporation	118,497
100	Bucher Industries AG	32,573
9,620	CLARCOR, Inc.	555,651
2,650	Colfax Corporation[j]	190,747
50,409	CSX Corporation	1,422,542
3,900	Daifuku Company, Ltd.	44,966
65,600	Delta Air Lines, Inc.	2,416,048
9,690	DigitalGlobe, Inc.[j]	288,568
500	DKSH Holding AG	41,263
400	Duerr AGj	31,650
900	Elbit Systems, Ltd.	53,127
20,342	EMCOR Group, Inc.	935,529
2,530	Esterline Technologies Corporation[j]	275,821
12,850	Exelis, Inc.	238,239
2,600	Fenner plc	18,191
6,250	Flowserve Corporation	456,563
4,050	Fluor Corporation	306,585
2,800	Fomento de Construcciones y Contratas SAj	61,765
6,880	GATX Corporation	451,534
10,800	GrafTech International, Ltd.[j]	121,068
8,222	Granite Construction, Inc.	307,338
6,000	Hanwa Company, Ltd.	23,467
5,200	Harsco Corporation	124,436
20,530	HNI Corporation	723,272
12,096	Honeywell International, Inc.	1,123,718
700	Hoshizaki Electric Company, Ltd.	28,324
5,950	Huntington Ingalls Industries, Inc.	612,850
300	Implenia AGj	21,998
23,650	Ingersoll-Rand plc	1,414,270
19,540	Interface, Inc.	351,525
2,500	Intrum Justitia AB	72,478
35,990	Jacobs Engineering Group, Inc.[j]	2,076,623
17,000	Kajima Corporation	64,728
700	Kanamoto Company, Ltd.	21,990
2,000	Kandenko Company, Ltd.	10,729
1,100	Keller Group plc	18,558
2,000	Kinden Corporation	18,413
21,520	Korn/Ferry International[j]	625,156
11,220	Landstar System, Inc.	706,748
1,900	Legrand SA	122,572
2,450	Lockheed Martin Corporation[k]	402,143
28,860	Manitowoc Company, Inc.	917,171
18,250	Manpower, Inc.	1,484,455
6,200	Mitie Group plc	33,397

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value
Industrials (2.0%) - continued
10,000	Mitsui Engineering & Shipbuilding Company, Ltd.	$19,402
16,550	Mueller Water Products, Inc.	150,936
2,000	NICHIAS Corporation	13,547
2,000	Nisshinbo Holdings, Inc.	17,135
1,100	Nitto Kogyo Corporation	22,807
6,438	Northgate plc	56,355
15,000	NTN Corporation	51,336
3,800	Old Dominion Freight Line, Inc.[j]	230,394
24,166	Oshkosh Corporation	1,341,455
300	Osterreichische Post AG	15,332
4,109	Parker Hannifin Corporation	521,350
9,360	Pentair, Ltd.	695,354
7,300	Quanta Services, Inc.[j]	257,544
1,500	Randstad Holding NV	87,659
16,860	Ritchie Brothers Auctioneers, Inc.	421,500
800	Rockwell Automation, Inc.	95,344
1,100	Safran SA	74,032
1,650	Seaspan Corporation	35,574
1,000	Seino Holdings Company, Ltd.	9,884
4,100	Serco Group plc	23,543
2,000	ShinMaywa Industries, Ltd.	17,662
1,500	Siemens AG	197,880
77,400	Southwest Airlines Company	1,870,758
8,300	Spirit Airlines, Inc.[j]	471,772
4,450	TAL International Group, Inc.[j]	187,701
800	Teleperformance	45,882
8,861	Tennant Company	565,243
6,000	Toppan Printing Company, Ltd.	41,207
18,300	Transpacific Industries Group, Ltd.[j]	19,030
8,350	Union Pacific Corporation	1,590,091
3,141	United Stationers, Inc.	117,882
1,800	United Technologies Corporation	212,994
6,700	Wabash National Corporation[j]	89,512

	Total	33,906,548

Information Technology (2.8%)
4,150	Alliance Data Systems Corporation[j]	1,003,885
8,000	Amdocs, Ltd.	372,240
5,852	Apple, Inc.[k]	3,453,207
35,926	Applied Materials, Inc.	684,750
16,650	Arris Group, Inc.[j]	434,398
1,400	Ascom Holding AG	26,044
100,260	Atmel Corporation[j]	779,020
25,992	Blinkx plc[j]	37,736
4,050	Booz Allen Hamilton Holding Corporation	94,122
19,550	Broadridge Financial Solutions, Inc.	749,547
43,600	Brocade Communications Systems, Inc.[j]	405,916
200	Cap Gemini SA	14,131
2,850	Cardtronics, Inc.[j]	95,418
2,900	Carsales.com, Ltd.	29,369
6,800	CDW Corporation	191,692
1,500	Check Point Software Technologies, Ltd.[j]	96,090
82,240	Cisco Systems, Inc.	1,900,566
14,050	Citrix Systems, Inc.[j]	833,305
9,250	Computer Sciences Corporation	547,415
15,700	CoreLogic, Inc.[j]	440,071
8,650	Cree, Inc.[j]	408,021
1,400	CSR plc	13,603
1,600	Dialog Semiconductor plc[j]	40,532
5,484	DST Systems, Inc.	505,570
16,082	E2open, Inc.[j]	277,736
6,499	eBay, Inc.[j]	336,843
1,400	Econocom Group	15,014
9,400	Electrocomponents plc	46,336
20,050	Electronic Arts, Inc.[j]	567,415
79,300	EMC Corporation	2,045,940
2,800	EPAM Systems, Inc.[j]	87,164
2,300	F@N Communications, Inc.	38,696
26,050	Facebook, Inc.[j]	1,557,269
5,900	Fairchild Semiconductor International, Inc.[j]	75,107
3,700	FUJIFILM Holdings NPV	95,579
1,100	Gartner, Inc.[j]	75,834
3,500	Global Payments, Inc.	233,905
3,184	Google, Inc., Class Aj	1,703,058
3,184	Google, Inc., Class Cj	1,676,885
11,230	Guidewire Software, Inc.[j]	424,045
19,150	Hewlett-Packard Company	633,099
5,000	Hitachi Kokusai Electric, Inc.	57,158
2,350	iGATE Corporation[j]	86,010
2,200	Indra Sistemas SA	41,320
17,290	Informatica Corporation[j]	612,931
3,900	InterDigital, Inc.	135,408
3,150	International Business Machines Corporation[k]	618,880
2,400	Itron, Inc.[j]	91,200
4,950	j2 Global, Inc.	229,482
16,114	Juniper Networks, Inc.[j]	397,855
4,200	Kulicke and Soffa Industries, Inc.[j]	61,782
9,608	Lexmark International, Inc.	413,144
1,690	Measurement Specialties, Inc.[j]	108,752
39,170	Microsoft Corporation[k]	1,582,468
1,100	NEC Networks & System Integration Corporation	23,239
65,290	NetApp, Inc.	2,324,977
45,306	NVIDIA Corporation	836,802
400	OBIC Company, Ltd.	12,003
29,000	Oki Electric Industry Company, Ltd.	56,770
4,700	Optimal Payments plc[j]	30,055
23,900	Oracle Corporation	977,032
4,000	Pace plc	24,648
10,454	Plantronics, Inc.	455,481
2,000	Playtech plc	22,573
19,600	QUALCOMM, Inc.	1,542,716
8,400	Red Hat, Inc.[j]	408,660
19,900	Salesforce.com, Inc.[j]	1,027,835
11,850	Sanmina Corporation[j]	239,963
9,060	Sapient Corporation[j]	147,406
2,250	Seagate Technology plc	118,305
2,600	Seiko Epson Corporation	70,954
10,950	SunPower Corporation[j]	365,949
73,030	Symantec Corporation	1,481,048
22,600	Take-Two Interactive Software, Inc.[j]	460,588
1,700	TE Connectivity, Ltd.	100,266
24,600	Teradata Corporation[j]	1,118,316
47,008	Teradyne, Inc.[j]	830,631
26,080	Texas Instruments, Inc.	1,185,336
12,290	Textura Corporation[j]	218,885
33,076	TriQuint Semiconductor, Inc.[j]	469,018
18,410	Ubiquiti Networks, Inc.[j]	713,019

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value
Information Technology (2.8%) - continued
1,600	ULVAC, Inc.[j]	$30,323
8,650	Unisys Corporation[j]	210,801
2,800	VeriFone Systems, Inc.[j]	93,632
14,665	Virtusa Corporation[j]	483,505
33,140	Vishay Intertechnology, Inc.	471,251
2,200	VistaPrint NVj	86,834
18,800	VMware, Inc.[j]	1,739,188
2,600	VTech Holdings, Ltd.	35,883
900	Wincor Nixdorf AG	58,957
1,200	Workday, Inc.[j]	87,684
56,100	Xerox Corporation	678,249
13,090	Xilinx, Inc.	617,717

	Total	47,339,462

Materials (0.4%)
9,150	Alcoa, Inc.	123,250
54,984	Arrium, Ltd.	61,277
5,050	Berry Plastics Group, Inc.[j]	113,575
700	BHP Billiton, Ltd.	24,652
4,200	BlueScope Steel, Ltd.[j]	25,392
9,780	Celanese Corporation	600,785
14,760	Dow Chemical Company[k]	736,524
6,570	Eagle Materials, Inc.	547,478
3,800	Eastman Chemical Company	331,246
4,900	Ence Energia y Celulosa SAj	14,432
16,700	H.B. Fuller Company	773,711
4,700	KapStone Paper and Packaging Corporation[j]	123,986
15,280	Materials Select Sector SPDR Fund	728,856
2,300	Monsanto Company	254,610
9,200	Nippon Light Metal Holdings Company, Ltd.	12,973
1,000	Nippon Paint Company, Ltd.	15,471
10,980	Nucor Corporation	568,215
12,000	Oji Holdings Corporation	50,418
11,050	Owens-Illinois, Inc.[j]	351,169
5,550	Packaging Corporation of America	369,796
1,400	PPG Industries, Inc.	271,068
7,918	Silgan Holdings, Inc.	393,921
500	Smurfit Kappa Group plc	11,139
25,859	Steel Dynamics, Inc.	472,444
10,000	Sumitomo Osaka Cement Company, Ltd.	39,771
22,000	Taiheiyo Cement Corporation	77,174
10,450	Teck Resources, Ltd.	237,947
4,000	Toagosei Company, Ltd.	16,738
10,000	Tokuyama Corporation	29,002
17,000	Tosoh Corporation	64,870
1,900	UPM-Kymmene Oyj	33,276
1,800	Voestalpine AG	82,223
3,000	Worthington Industries, Inc.	110,400

	Total	7,667,789

Telecommunications Services (0.2%)
28,800	AT&T, Inc.	1,028,160
42,500	Bezeq Israel Telecommunication Corporation, Ltd.	77,020
6,602	BT Group plc	41,214
13,057	Cogent Communications Group, Inc.	450,075
2,600	Elisa Oyj	77,661
2,300	Freenet AGj	79,656
2,300	KDDI Corporation	122,663
11,000	Singapore Telecommunications, Ltd.	33,694
71,200	Telecom Italia SPA[j]	91,494
5,600	Telephone & Data Systems, Inc.	152,264
7,000	Telstra Corporation, Ltd.	34,034
36,462	Verizon Communications, Inc.	1,703,869
32,836	Vodafone Group plc	124,665
17,750	Vonage Holdings Corporation[j]	68,160

	Total	4,084,629

Utilities (0.4%)
4,100	Calpine Corporation[j]	94,013
13,150	CMS Energy Corporation	398,576
15,700	Electricidade de Portugal SA	76,265
900	Electricite de France	34,561
20,100	Enel SPA	113,845
4,300	Fortum Oyj	97,146
26,150	NiSource, Inc.	949,768
17,630	NorthWestern Corporation	852,939
41,510	PG&E Corporation	1,892,026
10,000	Public Service Enterprise Group, Inc.	409,700
10,400	Southern Company	476,632
9,973	Southwest Gas Corporation	548,615
16,950	Wisconsin Energy Corporation	821,736

	Total	6,765,822

	Total Common Stock (cost $216,425,422)	267,090,773

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
300	Henkel AG & Company KGaA	33,465

	Total	33,465

	Total Preferred Stock (cost $27,605)	33,465

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,313,134	Thrivent Cash Management Trust	1,313,134

	Total Collateral Held for Securities Loaned (cost $1,313,134)	1,313,134

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.9%)[l]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.042%, 5/2/2014	$3,999,995
3,000,000	0.040%, 5/7/2014	2,999,980
13,000,000	0.045%, 5/21/2014	12,999,675
28,000,000	0.034%, 5/23/2014	27,999,411
4,700,000	0.048%, 5/28/2014[k]	4,699,832
27,000,000	0.048%, 6/4/2014	26,998,772
3,000,000	0.050%, 6/11/2014	2,999,829
2,000,000	0.045%, 6/19/2014	1,999,878
110,000	0.090%, 7/11/2014[k]	109,980
400,000	0.095%, 7/18/2014[k]	399,918
11,000,000	0.055%, 7/23/2014[k]	10,998,605
400,000	0.105%, 8/1/2014[k]	399,893
600,000	0.090%, 8/6/2014[k]	599,854
100,000	0.090%, 8/29/2014[k]	99,970
100,000	0.070%, 9/19/2014[k]	99,973
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.090%, 7/8/2014[k]	499,915
	Federal National Mortgage Association Discount Notes
4,000,000	0.050%, 6/3/2014[k]	3,999,817

	Total Short-Term Investments (at amortized cost)	101,905,297

	Total Investments (cost $1,530,449,130) 103.3%	$1,769,892,849

	Other Assets and Liabilities, Net (3.3%)	(57,079,027)

	Total Net Assets 100.0%	$1,712,813,822

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $31,125,400 or 1.8% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$79,071
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	73,319
FNA Trust, 1/10/2018	4/29/2013	146,636

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	At April 30, 2014, $18,379,017 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$233,449,538
Gross unrealized depreciation	(5,629,822)

Net unrealized appreciation (depreciation)	$227,819,716

Cost for federal income tax purposes	$1,542,073,133

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	5,804,610	–	5,804,610	–
Capital Goods	2,554,644	–	2,554,644	–
Communications Services	26,454,081	–	26,454,081	–
Consumer Cyclical	11,737,348	–	11,737,348	–
Consumer Non-Cyclical	6,129,936	–	6,129,936	–
Energy	1,838,004	–	1,838,004	–
Financials	3,003,428	–	3,003,428	–
Technology	3,369,801	–	3,369,801	–
Transportation	2,265,940	–	2,265,940	–
Utilities	2,035,334	–	2,035,334	–

Mutual Funds
Equity Mutual Funds	655,831,514	655,831,514	–	–
Fixed Income Mutual Funds	360,417,936	360,417,936	–	–

Long-Term Fixed Income
Asset-Backed Securities	18,282,012	–	18,062,554	219,458
Basic Materials	3,599,764	–	3,599,764	–
Capital Goods	2,036,793	–	2,036,793	–
Collateralized Mortgage Obligations	13,599,727	–	13,599,727	–
Commercial Mortgage-Backed Securities	19,979,604	–	19,979,604	–
Communications Services	8,611,778	–	8,611,778	–
Consumer Cyclical	6,884,743	–	6,884,743	–
Consumer Non-Cyclical	9,480,647	–	9,480,647	–
Energy	5,825,587	–	5,825,587	–
Financials	37,441,834	–	37,363,847	77,987
Foreign Government	1,541,905	–	1,541,905	–
Mortgage-Backed Securities	69,321,367	–	69,321,367	–
Technology	2,966,104	–	2,966,104	–
Transportation	2,296,808	–	2,296,808	–
U.S. Government and Agencies	109,502,307	–	109,502,307	–
Utilities	6,736,624	–	6,736,624	–

Common Stock
Consumer Discretionary	37,350,550	35,369,500	1,981,050	–
Consumer Staples	15,014,092	14,175,294	838,798	–
Energy	23,596,239	22,958,096	638,143	–
Financials	54,586,407	51,836,701	2,749,706	–
Health Care	36,779,235	35,823,242	955,993	–
Industrials	33,906,548	32,198,287	1,708,261	–
Information Technology	47,339,462	46,518,539	820,923	–
Materials	7,667,789	7,108,981	558,808	–
Telecommunications Services	4,084,629	3,402,528	682,101	–
Utilities	6,765,822	6,444,005	321,817	–

Preferred Stock
Consumer Staples	33,465	–	33,465	–
Collateral Held for Securities Loaned	1,313,134	1,313,134	–	–
Short-Term Investments	101,905,297	–	101,905,297	–

Total	$1,769,892,849	$1,273,397,757	$496,197,647	$297,445

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,415,832	5,187,854	4,227,978	–

Total Asset Derivatives	$9,415,832	$5,187,854	$4,227,978	$–

Liability Derivatives
Futures Contracts	441,808	441,808	–	–

Total Liability Derivatives	$441,808	$441,808	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	June 2014	($21,982,508)	($21,987,500)	($4,992)
5-Yr. U.S. Treasury Bond Futures	(975)	June 2014	(116,633,397)	(116,466,802)	166,595
10-Yr. U.S. Treasury Bond Futures	(45)	June 2014	(5,599,902)	(5,598,985)	917
30-Yr. U.S. Treasury Bond Futures	630	June 2014	83,296,492	85,010,625	1,714,133
Eurex EURO STOXX 50 Futures	1,685	June 2014	69,525,837	73,753,815	4,227,978
Mini MSCI EAFE Index Futures	(107)	June 2014	(9,858,189)	(10,295,005)	(436,816)
Russell 2000 Index Mini-Futures	(249)	June 2014	(29,568,177)	(27,977,640)	1,590,537
S&P 400 Index Mini-Futures	(471)	June 2014	(64,582,437)	(63,731,010)	851,427
S&P 500 Index Futures	43	June 2014	19,776,953	20,187,425	410,472
Ultra Long Term U.S. Treasury Bond Futures	95	June 2014	13,537,946	13,991,719	453,773
Total Futures Contracts					$8,974,024

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,335,418
Total Interest Rate Contracts		2,335,418

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,080,414
Total Equity Contracts		7,080,414

Total Asset Derivatives		$9,415,832

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,992
Total Interest Rate Contracts		4,992

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	436,816
Total Equity Contracts		436,816

Total Liability Derivatives		$441,808

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	837,413

Total Interest Rate Contracts		837,413

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(832,176)

Total Equity Contracts		(832,176)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(259,885)

Total Credit Contracts		(259,885)

Total		($254,648)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Moderate Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	1,857,441

Total Interest Rate Contracts		1,857,441

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,411,291

Total Equity Contracts		2,411,291

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(47,257)

Total Credit Contracts		(47,257)

Total		$4,221,475

The following table presents Moderate Allocation Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$197,518,168	11.9%	N/A
Interest Rate Contracts	164,914,286	9.9	N/A
Credit Contracts	N/A	N/A	372,534

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Natural Resources	$28,391,795	$201,866	$–	2,784,907	$29,687,108	$201,867
Partner Small Cap Growth	34,662,005	4,650,982	–	2,282,447	33,346,557	–
Partner Small Cap Value	32,557,322	1,037,834	–	1,548,575	34,084,139	121,413
Small Cap Stock	18,516,616	121,073	–	888,311	19,285,240	–
Mid Cap Growth	16,342,089	1,807,501	–	744,157	16,780,748	–
Partner Mid Cap Value	33,727,203	6,369,497	–	2,538,489	36,757,316	175,774
Mid Cap Stock	58,058,777	206,163	–	2,637,150	62,869,667	206,163
Partner Worldwide Allocation	157,435,673	3,225,608	–	15,509,964	163,319,918	3,225,608
Large Cap Growth	86,452,682	319,027	–	11,340,537	92,652,185	319,027
Large Cap Value	121,106,616	1,604,194	–	6,548,778	129,927,751	1,604,194
Large Cap Stock	34,275,906	3,343,277	–	1,365,743	37,120,885	283,272
High Yield	48,237,443	1,475,386	501,426	9,647,914	49,783,234	1,475,642
Income	168,298,285	3,286,472	1,403,992	18,740,412	173,348,811	3,286,340
Government Bond	23,726,175	420,092	200,570	2,390,357	23,712,345	153,246
Limited Maturity Bond	114,167,422	1,544,794	1,504,277	9,115,052	113,573,546	891,289
Cash Management Trust-Collateral Investment	2,115,760	30,457,328	31,259,954	1,313,134	1,313,134	3,804
Total Value and Income Earned	978,071,769				1,017,562,584	11,947,639

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.3%)[a]	Value
Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$755,687	6.250%, 5/16/2018	$733,961
	Axalta Coating Systems US Holdings, Inc., Term Loan
367,225	4.000%, 2/1/2020	365,896
	Fortescue Metals Group, Ltd., Term Loan
1,349,519	4.250%, 6/30/2019	1,348,345
	Ineos Group Holdings, Ltd., Term Loan
602,009	3.750%, 5/4/2018	596,085

	Total	3,044,287

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
478,937	3.750%, 10/9/2019	475,144
	Berry Plastics Group, Inc., Term Loan
782,100	3.500%, 2/8/2020	773,997
	Silver II Borrower, Term Loan
202,987	4.000%, 12/13/2019	202,277

	Total	1,451,418

Communications Services (2.6%)
	Atlantic Broadband Penn, LLC, Term Loan
270,875	3.250%, 11/30/2019	267,660
	Cengage Learning Aquisitions, Term Loan
1,145,000	7.000%, 3/31/2020	1,162,175
	Cequel Communications, LLC, Term Loan
249,745	3.500%, 2/14/2019	248,654
	Charter Communications Operating, LLC, Term Loan
104,213	3.000%, 7/1/2020	102,585
	Clear Channel Communications, Inc., Term Loan
8,584	3.800%, 1/29/2016	8,510
492,893	6.900%, 1/30/2019	488,723
158,523	7.650%, 7/30/2019	158,767
	Cumulus Media Holdings, Inc., Term Loan
397,156	4.250%, 12/23/2020	396,989
	Fairpoint Communications, Term Loan
519,750	7.500%, 2/14/2019	535,623
	Grande Communications Networks, LLC, Term Loan
320,713	4.500%, 5/29/2020	300,254
	Hargray Communications Group, Inc., Term Loan
426,775	4.750%, 6/26/2019	428,909
	IMG Worldwide, Inc., Term Loan
6,850,000	0.000%, 3/19/2021[b,c]	6,824,313
	Integra Telecom Holdings, Inc., Term Loan
301,950	5.250%, 2/22/2019	302,705
105,000	9.750%, 2/21/2020	107,153
	Intelsat Jackson Holdings SA, Term Loan
336,057	3.750%, 6/30/2019	335,721
	Level 3 Communications, Inc., Term Loan
675,000	4.000%, 1/15/2020	676,053
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
338,962	6.000%, 6/9/2017	338,962
	LTS Buyer, LLC, Term Loan
228,275	4.000%, 4/13/2020	227,419
16,445	8.000%, 4/12/2021	16,548
	McGraw-Hill Global Education, LLC, Term Loan
471,274	5.750%, 3/22/2019	474,809
	Mediacom Broadband, LLC, Term Loan
270,875	4.000%, 1/20/2020	269,859
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	32,136
	NEP/NCP Holdco, Inc., Term Loan
777,150	4.250%, 1/22/2020	774,236
	NTelos, Inc., Term Loan
162,525	5.750%, 11/9/2019	162,627
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	405,876
	TNS, Inc., Term Loan
306,819	5.000%, 2/14/2020	306,628
	Univision Communications, Inc., Term Loan
766,123	4.000%, 3/1/2020	762,614
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	3.500%, 6/7/2020	635,386
	Visant Corporation, Term Loan
626,972	5.250%, 12/22/2016	611,856
	WideOpenWest Finance, LLC, Term Loan
683,100	4.750%, 4/1/2019	683,530
	XO Communications, LLC, Term Loan
140,000	4.250%, 3/20/2021[b,c]	139,913
	Yankee Cable Acquisition, LLC, Term Loan
401,655	4.500%, 3/1/2020	401,655
	Zayo Group, LLC, Term Loan
607,990	4.000%, 7/2/2019	605,941

	Total	19,194,789

Consumer Cyclical (0.8%)
	Bally Technologies, Inc., Term Loan
308,450	4.250%, 11/25/2020	308,527
	Burlington Coat Factory Warehouse Corporation, Term Loan
315,064	4.250%, 2/23/2017	316,246
	Cenveo Corporation, Term Loan
209,683	6.250%, 2/13/2017	209,857
	Ceridian Corporation, Term Loan
532,754	4.402%, 5/9/2017	532,200
	Chrysler Group, LLC, Term Loan
336,539	3.500%, 5/24/2017	335,880

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.3%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Golden Nugget, Inc., Delayed Draw
$58,354	5.500%, 11/21/2019	$59,612
	Golden Nugget, Inc., Term Loan
136,159	5.500%, 11/21/2019	139,094
	J.C. Penney Corporation, Inc., Term Loan
148,875	6.000%, 5/22/2018	147,666
	Las Vegas Sands, LLC, Term Loan
698,250	3.250%, 12/19/2020	694,123
	Marina District Finance Company, Inc., Term Loan
608,475	6.750%, 8/15/2018	618,107
	MGM Resorts International, Term Loan
330,813	3.500%, 12/20/2019	328,540
	Mohegan Tribal Gaming Authority, Term Loan
748,125	5.500%, 11/19/2019	758,599
	Rite Aid Corporation, Term Loan
79,400	3.500%, 2/21/2020	79,258
160,000	5.750%, 8/21/2020	162,800
	ROC Finance, LLC, Term Loan
567,150	5.000%, 6/20/2019	549,665
	Seminole Indian Tribe of Florida, Term Loan
181,350	3.000%, 4/29/2020	180,216
	Seven Seas Cruises S de RL, LLC, Term Loan
513,633	3.750%, 12/21/2018	511,707
	Toys R Us, Inc., Term Loan
426,061	5.250%, 5/25/2018	349,673

	Total	6,281,770

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
466,481	4.750%, 3/21/2019	467,297
	Biomet, Inc., Term Loan
397,000	3.660%, 7/25/2017	397,167
	CHS/Community Health Systems, Inc., Term Loan
93,890	3.469%, 1/25/2017	93,772
250,248	4.250%, 1/27/2021	251,106
	Del Monte Corporation, Term Loan
63,036	3.500%, 3/9/2020	62,511
	Hologic, Inc., Term Loan
326,872	3.250%, 8/1/2019	324,947
	JBS USA, LLC, Term Loan
341,104	3.750%, 5/25/2018	339,825
	Roundy’s Supermarkets, Inc., Term Loan
511,638	5.750%, 3/3/2021	512,278
	Supervalu, Inc., Term Loan
471,321	4.500%, 3/21/2019	469,478
	Van Wagner Communications, LLC, Term Loan
264,236	6.250%, 8/3/2018	267,127

	Total	3,185,508

Energy (0.1%)
	Fieldwood Energy, LLC, Term Loan
29,557	8.375%, 9/30/2020	30,443
	McJunkin Red Man Corporation, Term Loan
238,800	4.750%, 11/8/2019	239,746
	Offshore Group Investment, Ltd., Term Loan
425,700	5.750%, 3/28/2019	423,572
	Pacific Drilling SA, Term Loan
203,462	4.500%, 6/3/2018	203,208

	Total	896,969

Financials (0.2%)
	DJO Finance, LLC, Term Loan
492,166	4.250%, 9/15/2017	491,861
	GEO Group, Inc., Term Loan
102,960	3.250%, 4/3/2020	102,896
	Harland Clarke Holdings Corporation, Term Loan
59,625	6.000%, 8/4/2019	59,874
	MoneyGram International, Inc., Term Loan
410,850	4.250%, 3/27/2020	400,065
	WaveDivision Holdings, LLC, Term Loan
632,000	4.000%, 10/12/2019	631,014

	Total	1,685,710

Technology (0.2%)
	First Data Corporation Extended, Term Loan
530,000	4.152%, 3/23/2018	529,009
	First Data Corporation, Term Loan
275,000	4.152%, 9/24/2018	274,442
	Freescale Semiconductor, Inc., Term Loan
376,207	4.250%, 2/28/2020	375,620
231,835	5.000%, 1/15/2021	232,850
	Infor US, Inc., Term Loan
313,595	3.750%, 6/3/2020	311,049

	Total	1,722,970

Transportation (0.2%)
	American Airlines, Inc., Term Loan
426,775	3.750%, 6/27/2019	425,576
	Delta Air Lines, Inc., Term Loan
399,985	3.500%, 4/20/2017	398,384
	United Air Lines, Inc., Term Loan
257,400	3.500%, 4/1/2019	255,212

	Total	1,079,172

Utilities (0.2%)
	Calpine Corporation, Term Loan
78,982	4.000%, 4/1/2018	78,993
546,675	4.000%, 10/9/2019	546,446
	Intergen NV, Term Loan
198,500	5.500%, 6/15/2020	199,741
	NGPL PipeCo, LLC, Term Loan
482,203	6.750%, 9/15/2017	474,367

	Total	1,299,547

	Total Bank Loans (cost $39,808,963)	39,842,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Mutual Funds (47.0%)	Value
Equity Mutual Funds (22.2%)
1,217,132	Thrivent Natural Resources Fund	$12,974,624
370,738	Thrivent Partner Small Cap Value Fund	8,159,935
168,916	Thrivent Small Cap Stock Fund	3,667,170
1,385,262	Thrivent Partner Mid Cap Value Fund	20,058,590
429,488	Thrivent Mid Cap Stock Fund	10,239,003
4,589,806	Thrivent Partner Worldwide Allocation Fund	48,330,655
2,270,005	Thrivent Large Cap Growth Fund	18,545,939
2,212,214	Thrivent Large Cap Value Fund	43,890,331
35,454	Thrivent Large Cap Stock Fund	963,642

	Total	166,829,889

Fixed Income Mutual Funds (24.8%)
4,898,291	Thrivent High Yield Fund	25,275,183
7,079,517	Thrivent Income Fund	65,485,532
1,112,288	Thrivent Government Bond Fund	11,033,897
6,776,404	Thrivent Limited Maturity Bond Fund	84,433,989

	Total	186,228,601

	Total Mutual Funds (cost $297,859,926)	353,058,490

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Asset-Backed Securities (2.0%)
	Access Group, Inc.
385,498	0.652%, 2/25/2036[d,e]	383,120
	Ally Auto Receivables Trust 2013-SN1
540,000	0.720%, 5/20/2016	540,563
	Avis Budget Rental Car Funding AESOP, LLC
266,310	2.370%, 11/20/2014[d]	267,984
	BA Credit Card Trust
220,000	0.535%, 6/15/2021[e]	220,314
	Capital One Multi-Asset Execution Trust
300,000	0.530%, 1/18/2022[e]	300,074
	Chase Issuance Trust
300,000	1.150%, 1/15/2019	300,526
	Chesapeake Funding, LLC
500,000	0.603%, 1/7/2025[d,e]	500,601
	Countrywide Asset-Backed Certificates
560,495	5.530%, 4/25/2047	513,988
	DT Auto Owner Trust
76,844	0.750%, 5/16/2016[d]	76,880
	Edlinc Student Loan Funding Trust
290,924	3.190%, 10/1/2025[e,f]	292,379
	Federal National Mortgage Association
350,000	0.478%, 9/25/2015	350,162
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
407,531	0.679%, 1/15/2019	407,561
	FNA Trust
263,955	1.980%, 1/10/2018[f]	263,454
	GE Dealer Floorplan Master Note Trust
540,000	0.552%, 4/20/2018[e]	541,521
	GE Equipment Transportation, LLC
450,000	0.690%, 11/25/2016	450,758
	Golden Credit Card Trust
360,000	0.402%, 2/15/2018[d,e]	360,131
400,000	0.582%, 9/15/2018[d,e]	401,537
	GreatAmerica Leasing Receivables
450,000	0.610%, 5/15/2016[d]	450,075
	Hertz Fleet Lease Funding, LP
450,000	0.700%, 12/10/2027[d,e]	450,906
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,270
	Hyundai Auto Receivables Trust
540,000	0.710%, 9/15/2017	541,701
	Hyundai Floorplan Master Owner Trust
607,500	0.502%, 5/15/2018[d,e]	608,666
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[d]	367,003
	Morgan Stanley Capital, Inc.
733,912	0.302%, 2/25/2037[e]	404,604
	Motor plc
552,000	0.652%, 2/15/2021[d]	552,484
	Nissan Master Owner Trust Receivables
600,000	0.452%, 2/15/2018[e]	600,218
	Penarth Master Issuer plc
460,000	0.542%, 11/18/2017[d,e]	460,795
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,668,013
	Santander Drive Auto Receivables Trust
450,000	0.700%, 9/15/2017	451,012
	SLM Student Loan Trust
228,866	0.752%, 8/15/2022[d,e]	229,309
391,333	0.629%, 4/25/2023[d,e]	392,037
300,000	1.202%, 5/17/2027[d,e]	301,563
	Volvo Financial Equipment, LLC
450,000	0.740%, 3/15/2017[d]	450,938
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	450,319
	World Omni Automobile Lease Securitization Trust
425,000	1.400%, 2/15/2019	429,361
	World Omni Master Owner Trust
360,000	0.505%, 2/15/2018[d,e]	360,458

	Total	15,791,285

Basic Materials (0.4%)
	Anglo American Capital plc
115,000	1.177%, 4/15/2016[d,e]	115,348
	FMG Resources Pty. Ltd.
629,086	6.875%, 2/1/2018[d,g]	663,686
	Freeport-McMoRan Copper & Gold, Inc.
359,000	2.375%, 3/15/2018	361,035
	Glencore Funding, LLC
135,000	1.700%, 5/27/2016[d]	135,736
270,000	1.587%, 1/15/2019[d,e]	269,531
162,000	3.125%, 4/29/2019[d]	162,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Basic Materials (0.4%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$315,000	8.875%, 2/1/2018	$327,994
	Ineos Finance plc
315,000	7.500%, 5/1/2020[d]	344,531
	International Paper Company
127,000	5.300%, 4/1/2015	132,419
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	224,255
	Mosaic Company
196,000	5.450%, 11/15/2033	214,630
	Rio Tinto Finance USA plc
132,000	1.375%, 6/17/2016	133,428
	Vale Overseas, Ltd.
168,000	6.250%, 1/23/2017	187,950

	Total	3,272,543

Capital Goods (0.2%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[d]	104,349
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	320,906
	Eaton Corporation
61,000	1.500%, 11/2/2017	61,096
108,000	4.000%, 11/2/2032	105,913
	Harsco Corporation
168,000	2.700%, 10/15/2015	171,150
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	326,650
	Roper Industries, Inc.
216,000	2.050%, 10/1/2018	215,450
	RSC Equipment Rental, Inc.
315,000	8.250%, 2/1/2021	352,406
	Textron, Inc.
135,000	5.600%, 12/1/2017	151,954

	Total	1,809,874

Collateralized Mortgage Obligations (1.4%)
	Alternative Loan Trust
412,676	6.000%, 6/25/2036	365,200
	Citigroup Mortgage Loan Trust, Inc.
289,252	5.500%, 11/25/2035	264,102
	CitiMortgage Alternative Loan Trust
953,735	5.750%, 4/25/2037	822,791
	Countrywide Alternative Loan Trust
696,854	5.264%, 10/25/2035	573,899
325,633	6.500%, 8/25/2036	239,377
185,190	6.000%, 1/25/2037	163,805
1,125,929	5.500%, 5/25/2037	945,833
887,313	7.000%, 10/25/2037	635,115
	Countrywide Home Loans, Inc.
356,873	5.750%, 4/25/2037	321,113
	Deutsche Alt-A Securities Mortgage Loan Trust
119,710	5.500%, 10/25/2021	114,764
306,109	6.000%, 10/25/2021	282,862
	Federal Home Loan Mortgage Corporation
1,779,049	3.000%, 4/15/2028[h]	228,397
1,293,005	3.000%, 2/15/2033[h]	209,806
	Federal National Mortgage Association
2,802,258	3.500%, 1/25/2033[h]	443,442
	Greenpoint Mortgage Funding Trust
941,587	0.352%, 10/25/2045[e]	725,385
	J.P. Morgan Mortgage Trust
86,481	2.568%, 10/25/2036	72,454
862,193	0.532%, 1/25/2037[e]	564,133
992,968	6.250%, 8/25/2037	712,976
	MASTR Alternative Loans Trust
197,654	6.500%, 7/25/2034	202,647
601,240	0.602%, 12/25/2035[e]	342,382
	Merrill Lynch Alternative Note Asset Trust
216,201	6.000%, 3/25/2037	201,400
	Residential Accredit Loans, Inc.
195,612	5.750%, 9/25/2035	176,831
	Residential Asset Securitization Trust
794,398	0.532%, 8/25/2037[e]	338,902
	Sequoia Mortgage Trust
38,957	2.553%, 9/20/2046	1,570
1,415,951	2.553%, 9/20/2046	1,196,466
	WaMu Mortgage Pass Through Certificates
212,618	2.355%, 9/25/2036	188,640
192,747	2.407%, 10/25/2036	166,619

	Total	10,500,911

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.782%, 4/10/2049	1,765,290
2,450,000	5.716%, 6/10/2049	2,695,860
	Bear Stearns Commercial Mortgage Securities, Inc.
966,495	5.331%, 2/11/2044	1,047,184
	Commercial Mortgage Pass- Through Certificates
540,000	1.203%, 6/8/2030[d,e]	540,368
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,867,103
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,993,227
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
564,974	0.727%, 12/25/2016	561,905
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,106,241
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
360,000	0.852%, 4/15/2028[d,e]	359,181
300,000	1.103%, 12/15/2028[d,e]	300,049
800,000	5.895%, 2/12/2049	869,854

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
	Morgan Stanley Capital, Inc.
$500,000	5.406%, 3/15/2044	$547,075
	SCG Trust
150,000	1.552%, 11/15/2026[d,e]	150,256
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,306,382

	Total	15,109,975

Communications Services (1.0%)
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	314,213
	America Movil SAB de CV
189,000	5.000%, 10/16/2019	212,402
	American Tower Corporation
216,000	7.000%, 10/15/2017	251,352
	AT&T, Inc.
90,000	1.144%, 11/27/2018[e]	91,736
168,000	3.875%, 8/15/2021	175,886
	British Telecommunications plc
135,000	1.625%, 6/28/2016	136,879
60,000	1.250%, 2/14/2017	60,049
	CBS Corporation
162,000	8.875%, 5/15/2019	208,905
	CC Holdings GS V, LLC
116,000	2.381%, 12/15/2017	117,314
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	346,106
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	269,375
	Comcast Corporation
100,000	4.650%, 7/15/2042	102,527
132,000	4.750%, 3/1/2044	137,586
	Cox Communications, Inc.
160,000	9.375%, 1/15/2019[d]	207,762
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	106,552
	DIRECTV Holdings, LLC
132,000	1.750%, 1/15/2018	130,966
112,000	5.875%, 10/1/2019	128,794
81,000	4.450%, 4/1/2024	82,178
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	346,500
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	337,444
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	352,800
	NBC Universal Enterprise, Inc.
270,000	0.912%, 4/15/2018[d,e]	272,910
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,361
	SBA Tower Trust
110,000	5.101%, 4/17/2017[d]	117,749
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	130,113
	Sprint Communications, Inc.
314,086	9.000%, 11/15/2018[d]	382,792
	Telefonica Emisiones SAU
168,000	3.992%, 2/16/2016	176,638
189,000	3.192%, 4/27/2018	195,879
	Time Warner Cable, Inc.
110,000	5.000%, 2/1/2020	123,110
176,000	6.550%, 5/1/2037	215,770
	Univision Communications, Inc.
315,000	6.875%, 5/15/2019[d]	336,656
	UPCB Finance V, Ltd.
315,000	7.250%, 11/15/2021[d]	347,288
	Verizon Communications, Inc.
93,000	1.100%, 11/1/2017	91,917
112,000	1.984%, 9/14/2018[e]	118,252
56,000	3.650%, 9/14/2018	59,787
125,000	1.003%, 6/17/2019[e]	126,505
168,000	6.400%, 9/15/2033	202,573
100,000	5.050%, 3/15/2034	104,870
56,000	6.550%, 9/15/2043	69,076
	Wind Acquisition Finance SA
215,000	7.375%, 4/23/2021[d]	220,913

	Total	7,530,485

Consumer Cyclical (0.9%)
	American Honda Finance Corporation
360,000	0.609%, 5/26/2016[d,e]	361,598
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	350,400
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	305,550
	Daimler Finance North America, LLC
270,000	1.098%, 8/1/2018[d,e]	272,921
	Delphi Corporation
168,000	6.125%, 5/15/2021	187,110
	Federated Retail Holdings, Inc.
81,000	5.900%, 12/1/2016	89,832
	Ford Motor Company
95,000	7.450%, 7/16/2031	123,966
	Ford Motor Credit Company, LLC
182,000	12.000%, 5/15/2015	202,987
270,000	1.487%, 5/9/2016[e]	274,422
155,000	2.375%, 1/16/2018	157,222
130,000	5.000%, 5/15/2018	144,324
	Gap, Inc.
125,000	5.950%, 4/12/2021	142,246
	General Motors Company
84,000	3.500%, 10/2/2018[d]	85,785
	General Motors Financial Company, Inc.
135,000	2.750%, 5/15/2016	137,025
315,000	3.250%, 5/15/2018	318,150
	Home Depot, Inc.
135,000	4.875%, 2/15/2044	146,646
	Hyundai Capital America
218,000	1.450%, 2/6/2017[d]	218,314
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	328,781
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
315,000	5.625%, 2/15/2022	331,144
	Lennar Corporation
315,000	4.125%, 12/1/2018	318,150
	Macy’s Retail Holdings, Inc.
60,000	3.875%, 1/15/2022	62,310

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Consumer Cyclical (0.9%) - continued
$55,000	4.375%, 9/1/2023	$57,632
	Nissan Motor Acceptance Corporation
168,000	0.786%, 3/3/2017[d,e]	168,378
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	120,000
111,000	4.000%, 12/31/2018	113,359
	Toyota Motor Credit Corporation
80,000	1.750%, 5/22/2017	81,328
	TRW Automotive, Inc.
140,000	7.250%, 3/15/2017[d]	161,000
	Viacom, Inc.
108,000	2.500%, 9/1/2018	110,086
	Walgreen Company
183,000	5.250%, 1/15/2019	207,929
	Western Union Company
122,000	2.375%, 12/10/2015	124,713
	WMG Acquisition Corporation
150,000	6.750%, 4/15/2022[d]	151,125
	Wynn Las Vegas, LLC
315,000	5.375%, 3/15/2022[g]	326,025

	Total	6,340,058

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
162,000	2.000%, 11/6/2018	161,649
	Altria Group, Inc.
135,000	9.700%, 11/10/2018	178,208
189,000	4.000%, 1/31/2024	192,525
	Anheuser-Busch InBev Finance, Inc.
105,000	0.639%, 2/1/2019[e]	104,857
	Anheuser-Busch InBev Worldwide, Inc.
214,000	7.750%, 1/15/2019	265,600
	Boston Scientific Corporation
135,000	2.650%, 10/1/2018	136,964
	Bunge Limited Finance Corporation
106,000	8.500%, 6/15/2019	132,286
	Celgene Corporation
216,000	1.900%, 8/15/2017	219,074
56,000	2.300%, 8/15/2018	56,408
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	337,838
	ConAgra Foods, Inc.
174,000	1.900%, 1/25/2018	173,435
	Coventry Health Care, Inc.
198,000	5.950%, 3/15/2017	223,513
	CVS Caremark Corporation
112,000	1.200%, 12/5/2016	112,661
108,000	6.125%, 9/15/2039	133,045
	Endo Pharmaceuticals Holdings, Inc.
315,000	7.000%, 7/15/2019	338,625
	Express Scripts Holding Company
108,000	2.650%, 2/15/2017	112,044
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	335,475
	Hawk Acquisition Sub, Inc.
314,086	4.250%, 10/15/2020[d]	309,532
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	435,715
	Kroger Company
85,000	0.756%, 10/17/2016[e]	85,208
112,000	1.200%, 10/17/2016	112,139
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017[g]	132,682
108,000	8.125%, 6/23/2019	134,259
	Mattel, Inc.
135,000	1.700%, 3/15/2018	133,746
	McKesson Corporation
70,000	1.292%, 3/10/2017	70,075
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	167,194
	Merck & Company, Inc.
360,000	0.596%, 5/18/2018[e]	360,869
	Mondelez International, Inc.
87,000	0.757%, 2/1/2019[e]	86,879
	Mylan, Inc.
108,000	2.600%, 6/24/2018	109,267
122,000	7.875%, 7/15/2020[d]	136,155
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[d]	116,563
108,000	5.750%, 4/7/2021[d]	123,264
	Perrigo Company, Ltd.
308,000	1.300%, 11/8/2016[d]	307,483
112,000	2.300%, 11/8/2018[d]	111,047
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[d]	69,982
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[d]	154,779
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,533
	Spectrum Brands Escrow Corporation
315,000	6.375%, 11/15/2020	341,775
	Thermo Fisher Scientific, Inc.
162,000	1.300%, 2/1/2017	162,200
162,000	2.400%, 2/1/2019	163,586
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	169,360
	Valeant Pharmaceuticals International
315,000	6.875%, 12/1/2014[d]	332,325
	Watson Pharmaceuticals, Inc.
221,000	1.875%, 10/1/2017	222,906
	WM Wrigley Jr. Company
195,000	1.400%, 10/21/2016[d]	196,472
140,000	2.000%, 10/20/2017[d]	141,529

	Total	8,153,731

Energy (0.7%)
	BP Capital Markets plc
186,000	1.375%, 11/6/2017	186,136
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	167,071
	Canadian Natural Resources, Ltd.
90,000	0.609%, 3/30/2016[e]	90,112
	CNOOC Nexen Finance 2014 ULC
168,000	1.625%, 4/30/2017	167,812
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	329,398
	Continental Resources, Inc.
221,000	4.500%, 4/15/2023	232,238

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Energy (0.7%) - continued
	Devon Energy Corporation
$243,000	1.200%, 12/15/2016	$243,822
	EQT Corporation
99,000	5.150%, 3/1/2018	107,784
118,000	8.125%, 6/1/2019	144,383
	Hess Corporation
200,000	8.125%, 2/15/2019	251,892
	Linn Energy, LLC
314,086	7.250%, 11/1/2019[d]	324,686
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[d]	131,635
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	331,537
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	93,119
	Oasis Petroleum, Inc.
315,000	6.875%, 1/15/2023	340,987
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019	327,600
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	223,695
105,000	3.113%, 3/17/2020[e]	106,181
	Petroleos Mexicanos
99,000	3.500%, 7/18/2018	102,589
	Pioneer Natural Resources Company
65,000	5.875%, 7/15/2016	71,459
	Range Resources Corporation
315,000	5.000%, 8/15/2022	323,663
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[d]	169,545
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	132,041
	Transocean, Inc.
200,000	6.000%, 3/15/2018	223,333
	Weatherford International, Ltd.
106,000	9.625%, 3/1/2019	139,083

	Total	4,961,801

Financials (3.7%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	116,651
	ABN AMRO Bank NV
193,000	2.500%, 10/30/2018[d]	194,401
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	82,881
125,000	0.785%, 3/18/2019[e]	125,779
	American International Group, Inc.
125,000	2.375%, 8/24/2015	127,417
140,000	3.800%, 3/22/2017	149,766
112,000	8.250%, 8/15/2018	139,927
	ANZ National International, Ltd. of London
135,000	3.125%, 8/10/2015[d,g]	139,080
	ANZ New Zealand International, Ltd.
154,000	1.400%, 4/27/2017[d]	153,804
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	115,674
	Banco Santander Chile
150,000	1.126%, 4/11/2017[d,e]	150,001
	Bank Nederlandse Gemeenten NV
81,000	1.375%, 3/19/2018[d,g]	80,480
	Bank of America Corporation
130,000	5.750%, 8/15/2016	142,359
216,000	5.700%, 5/2/2017	239,072
270,000	5.750%, 12/1/2017	305,498
457,000	1.304%, 3/22/2018[e]	462,245
260,000	5.650%, 5/1/2018	294,920
105,000	1.103%, 4/1/2019[e]	105,201
108,000	4.000%, 4/1/2024	108,544
132,000	5.875%, 2/7/2042	154,514
	Bank of Montreal
270,000	0.829%, 4/9/2018[e]	271,594
	Bank of Nova Scotia
270,000	0.633%, 3/15/2016[e]	270,767
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
220,000	0.645%, 3/10/2017[d,e]	219,941
	Banque Federative du Credit Mutuel SA
168,000	1.078%, 1/20/2017[d,e]	168,904
	Barclays Bank plc
142,000	10.179%, 6/12/2021[d]	192,805
	BB&T Corporation
66,000	1.093%, 6/15/2018[e]	66,992
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[d]	180,225
	BBVA US Senior SAU
203,000	4.664%, 10/9/2015	213,136
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	152,032
270,000	1.300%, 5/15/2018	266,846
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	161,430
	BNP Paribas SA
112,000	1.250%, 12/12/2016	112,148
187,000	2.375%, 9/14/2017	192,130
	BPCE SA
105,000	1.084%, 2/10/2017[e]	105,602
198,000	1.625%, 2/10/2017	199,066
	Capital One Bank USA NA
105,000	1.200%, 2/13/2017	104,932
	Capital One Financial Corporation
180,000	0.684%, 3/22/2016[e]	180,518
194,000	6.150%, 9/1/2016	215,790
115,000	2.450%, 4/24/2019	115,261
	Citigroup, Inc.
232,000	5.000%, 9/15/2014	235,722
215,000	5.500%, 2/15/2017	237,294
105,000	0.775%, 3/10/2017[e]	104,942
112,000	6.000%, 8/15/2017	126,890
90,000	1.000%, 4/8/2019[e]	89,958
185,000	8.500%, 5/22/2019	235,703
139,000	4.050%, 7/30/2022	140,472
	CoBank ACB
80,000	0.833%, 6/15/2022[e,f]	73,400
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
133,000	3.950%, 11/9/2022	133,787
	Credit Agricole SA
220,000	1.625%, 4/15/2016[d]	222,435

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Financials (3.7%) - continued
$105,000	1.027%, 4/15/2019[d,e]	$105,104
	Credit Suisse AG
112,000	5.400%, 1/14/2020	125,399
	CyrusOne, LP
315,000	6.375%, 11/15/2022	334,688
	DDR Corporation
125,000	9.625%, 3/15/2016	144,024
	Discover Bank
135,000	8.700%, 11/18/2019	170,978
	Discover Financial Services
108,000	6.450%, 6/12/2017	123,180
	DnB Boligkreditt AS
215,000	1.450%, 3/21/2018[d]	213,280
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	81,486
120,000	5.500%, 5/25/2016	127,200
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	162,259
	General Electric Capital Corporation
50,000	0.941%, 4/2/2018[e]	50,602
446,000	6.000%, 8/7/2019	526,249
270,000	1.233%, 3/15/2023[e]	269,553
204,000	6.750%, 3/15/2032	265,833
	Genworth Financial, Inc.
176,000	7.700%, 6/15/2020	216,336
	Goldman Sachs Group, Inc.
255,000	3.700%, 8/1/2015	264,166
130,000	2.375%, 1/22/2018	131,499
270,000	1.425%, 4/30/2018[e]	273,821
90,000	1.336%, 11/15/2018[e]	90,914
134,000	7.500%, 2/15/2019	162,705
193,000	5.375%, 3/15/2020	216,572
206,000	5.250%, 7/27/2021	228,728
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	206,211
134,000	5.125%, 4/15/2022	150,490
	HBOS plc
193,000	6.750%, 5/21/2018[d]	219,812
	HCP, Inc.
66,000	6.000%, 1/30/2017	74,208
55,000	6.700%, 1/30/2018	64,193
	Health Care REIT, Inc.
155,000	4.700%, 9/15/2017	170,000
61,000	2.250%, 3/15/2018	61,721
	HSBC Bank plc
360,000	0.876%, 5/15/2018[d,e]	362,720
	HSBC Finance Corporation
243,000	6.676%, 1/15/2021	287,452
	HSBC Holdings plc
176,000	5.250%, 3/14/2044	180,268
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	121,670
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,483
	Huntington National Bank
130,000	1.350%, 8/2/2016	130,696
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020[d]	263,750
	ING Bank NV
200,000	4.125%, 11/21/2023	203,100
	ING Capital Funding Trust III
140,000	3.834%, 12/29/2049[e,i]	139,650
	International Lease Finance Corporation
243,000	2.183%, 6/15/2016[e]	245,430
	Intesa Sanpaolo SPA
162,000	3.125%, 1/15/2016	166,694
81,000	3.875%, 1/16/2018	85,111
140,000	3.875%, 1/15/2019	145,567
	J.P. Morgan Chase & Company
139,000	1.125%, 2/26/2016	139,564
79,000	3.450%, 3/1/2016	82,679
110,000	0.756%, 2/15/2017[e]	110,303
255,000	2.000%, 8/15/2017	258,786
108,000	1.800%, 1/25/2018	107,880
191,000	6.300%, 4/23/2019	225,869
50,000	3.200%, 1/25/2023	48,777
189,000	7.900%, 4/29/2049[i]	213,570
	KeyBank NA
221,000	7.413%, 5/6/2015	234,716
	Kookmin Bank
168,000	1.103%, 1/27/2017[d,e]	168,980
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[d]	70,119
56,000	6.500%, 5/1/2042[d]	68,091
	Liberty Property, LP
149,000	5.500%, 12/15/2016	163,566
	Macquarie Bank, Ltd.
150,000	5.000%, 2/22/2017[d]	163,831
155,000	1.024%, 3/24/2017[d,e]	155,530
	Manufacturers and Traders Trust Company
90,000	0.600%, 1/30/2017[e]	90,114
	MasterCard, Inc.
85,000	2.000%, 4/1/2019	84,918
	Merrill Lynch & Company, Inc.
100,000	6.050%, 5/16/2016	109,111
150,000	6.400%, 8/28/2017	171,817
	Metropolitan Life Global Funding I
140,000	0.607%, 4/10/2017[d,e]	139,920
162,000	1.300%, 4/10/2017[d]	161,751
	Mizuho Bank, Ltd.
105,000	0.659%, 4/16/2017[d,e,g]	105,062
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	197,964
	Morgan Stanley
81,000	1.750%, 2/25/2016	82,086
221,000	4.750%, 3/22/2017	241,083
130,000	6.250%, 8/28/2017	148,735
180,000	1.509%, 4/25/2018[e]	183,734
56,000	2.500%, 1/24/2019	56,047
135,000	4.875%, 11/1/2022	142,459
189,000	4.100%, 5/22/2023	187,759
	Murray Street Investment Trust I
319,000	4.647%, 3/9/2017	345,430
	National City Corporation
218,000	6.875%, 5/15/2019	259,496
	Nomura Holdings, Inc.
270,000	1.683%, 9/13/2016[e]	274,792
162,000	2.000%, 9/13/2016	164,137
125,000	2.750%, 3/19/2019	124,994
	Nordea Eiendomskreditt AS
162,000	2.125%, 9/22/2016[d]	166,755
	PNC Bank NA
168,000	1.150%, 11/1/2016	168,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Financials (3.7%) - continued
	Prologis, LP
$202,000	7.375%, 10/30/2019	$249,498
	Prudential Covered Trust
216,000	2.997%, 9/30/2015[d]	221,998
	Realty Income Corporation
62,000	2.000%, 1/31/2018	61,423
	Regions Bank
295,000	7.500%, 5/15/2018	348,136
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	82,228
139,000	5.000%, 6/1/2021	151,980
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	84,997
	Royal Bank of Canada
269,000	1.125%, 7/22/2016	270,374
198,000	2.200%, 7/27/2018	200,717
	Royal Bank of Scotland Group plc
167,000	5.050%, 1/8/2015	171,227
294,000	1.174%, 3/31/2017[e]	294,589
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[d]	173,156
55,000	3.781%, 10/7/2015[d]	57,093
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	135,664
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	129,867
	SLM Corporation
75,000	3.875%, 9/10/2015	77,250
76,000	6.250%, 1/25/2016	81,985
60,000	4.625%, 9/25/2017	63,000
	SpareBank 1 Boligkreditt AS
215,000	1.250%, 5/2/2018[d]	210,560
	Sumitomo Mitsui Banking Corporation
280,000	1.300%, 1/10/2017	280,931
	Suncorp-Metway, Ltd.
314,000	0.933%, 3/28/2017[d,e]	314,002
	Svensk Exportkredit AB
108,000	1.125%, 4/5/2018	106,196
	Svenska Handelsbanken AB
120,000	3.125%, 7/12/2016	125,851
162,000	1.625%, 3/21/2018	161,179
	Swedbank Hypotek AB
215,000	1.375%, 3/28/2018[d]	212,966
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,i]	133,750
	Toronto-Dominion Bank
130,000	0.695%, 9/9/2016[e]	130,671
	UBS AG London
215,000	0.750%, 3/24/2016[d]	215,691
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	141,824
	Ventas Realty, LP
168,000	1.550%, 9/26/2016	169,786
135,000	1.250%, 4/17/2017	134,558
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	200,172
	Wachovia Corporation
270,000	0.503%, 6/15/2017[e]	269,102
	Wells Fargo & Company
339,000	1.250%, 7/20/2016	341,898
186,000	2.100%, 5/8/2017	190,689

	Total	28,012,936

Foreign Government (0.3%)
	Asian Development Bank
360,000	0.500%, 6/20/2016	359,694
	Denmark Government International Bond
360,000	0.375%, 4/25/2016[d]	359,294
	European Investment Bank
160,000	1.875%, 3/15/2019	160,477
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	122,674
	International Finance Corporation
270,000	0.500%, 5/16/2016	269,357
	Kommunalbanken AS
360,000	0.315%, 3/18/2016[d,e]	360,091
	Kommuninvest i Sverige AB
360,000	0.500%, 6/15/2016[d]	359,074
	Province of Ontario
360,000	1.000%, 7/22/2016	362,556

	Total	2,353,217

Mortgage-Backed Securities (10.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,400,000	3.000%, 5/1/2029[c]	4,532,515
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,375,000	4.000%, 5/1/2044[c]	4,577,515
	Federal National Mortgage Association
450,000	1.272%, 1/25/2017	454,084
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
8,600,000	3.500%, 5/1/2029[c]	9,056,875
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,629,561	2.078%, 1/1/2043[e]	1,672,857
2,903,769	2.059%, 3/1/2043[e]	2,977,527
2,549,022	1.752%, 7/1/2043[e]	2,568,095
18,025,000	3.500%, 5/1/2044[c]	18,293,967
17,400,000	4.000%, 5/1/2044[c]	18,229,898
16,975,000	4.500%, 5/1/2044[c]	18,224,255

	Total	80,587,588

Technology (0.3%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,780
	Apple, Inc.
155,000	0.523%, 5/6/2019[c,e]	155,153
	Cisco Systems, Inc.
105,000	0.733%, 3/1/2019[e]	105,449
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	99,917
	EMC Corporation
196,000	1.875%, 6/1/2018	196,876
	First Data Corporation
315,000	7.375%, 6/15/2019[d]	337,837

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Technology (0.3%) - continued
	Hewlett-Packard Company
$130,000	2.125%, 9/13/2015	$132,409
168,000	5.400%, 3/1/2017	186,907
87,000	1.167%, 1/14/2019[e]	87,201
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	334,688
	Micron Semiconductor Asia Pte, Ltd.
80,000	1.258%, 1/15/2019	79,952
	Oracle Corporation
160,000	0.807%, 1/15/2019[e]	161,420
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[d]	94,214
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	221,248
	Xerox Corporation
130,000	7.200%, 4/1/2016	144,601
	Xilinx, Inc.
85,000	2.125%, 3/15/2019	84,393

	Total	2,489,045

Transportation (0.3%)
	American Airlines Pass Through Trust
126,152	4.950%, 1/15/2023[d]	135,462
	Avis Budget Car Rental, LLC
181,000	8.250%, 1/15/2019	192,765
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	83,980
76,000	5.750%, 3/15/2033	87,663
	Continental Airlines, Inc.
137,863	4.150%, 4/11/2024	140,965
	CSX Corporation
98,000	3.700%, 11/1/2023	99,247
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	206,780
85,169	4.950%, 5/23/2019	92,826
30,688	4.750%, 5/7/2020	33,354
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[d]	124,765
66,000	2.800%, 11/1/2018[d]	67,796
	Kansas City Southern de Mexico SA de CV
234,000	0.928%, 10/28/2016[e]	234,695
	Korea Expressway Corporation
162,000	1.625%, 4/28/2017[d]	161,236
	Network Rail Infrastructure Finance plc
167,000	0.247%, 2/13/2017[d,e]	166,908
	Virgin Australia Holdings, Ltd.
67,584	5.000%, 10/23/2023[d]	71,428

	Total	1,899,870

U.S. Government and Agencies (7.4%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	646,078
730,000	3.000%, 5/15/2042	672,399
	U.S. Treasury Notes
7,000,000	0.375%, 3/31/2016	6,999,181
7,250,000	0.625%, 10/15/2016	7,248,304
1,080,000	0.625%, 12/15/2016	1,077,637
2,000,000	1.000%, 3/31/2017	2,008,750
3,090,000	1.000%, 5/31/2018	3,044,858
2,380,000	1.250%, 10/31/2018	2,350,807
1,200,000	1.375%, 1/31/2020	1,163,813
2,610,000	1.625%, 8/15/2022	2,443,612
200,000	1.750%, 5/15/2023	186,562
4,800,000	2.500%, 8/15/2023	4,762,502
12,900,000	3.625%, 2/15/2044	13,299,100
	U.S. Treasury Notes, TIPS
5,890,126	0.125%, 4/15/2018	6,049,808
3,559,602	0.125%, 1/15/2023	3,480,347

	Total	55,433,758

Utilities (0.7%)
	AES Corporation
315,000	7.375%, 7/1/2021	360,675
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	121,856
	Atlas Pipeline Partners, LP
315,000	4.750%, 11/15/2021	299,250
	Dayton Power and Light Company
112,000	1.875%, 9/15/2016[d]	114,048
	DCP Midstream Operating, LP
162,000	2.500%, 12/1/2017	165,772
	Dominion Resources, Inc.
216,000	1.250%, 3/15/2017	216,281
	Duke Energy Corporation
135,000	0.608%, 4/3/2017[e]	135,469
168,000	2.100%, 6/15/2018	169,051
	Electricite de France
182,000	0.688%, 1/20/2017[d,e]	182,551
	Enel Finance International NV
137,000	3.875%, 10/7/2014[d]	138,773
84,000	6.250%, 9/15/2017[d]	95,442
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	64,964
251,000	4.650%, 6/1/2021	267,680
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	139,353
	Exelon Generation Company, LLC
78,000	6.200%, 10/1/2017	88,998
189,000	5.200%, 10/1/2019	211,798
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[d]	184,918
66,000	4.050%, 7/1/2023	66,512
	MidAmerican Energy Holdings Company
143,000	1.100%, 5/15/2017[d]	141,718
197,000	5.750%, 4/1/2018	225,011
130,000	6.500%, 9/15/2037	165,992
	NiSource Finance Corporation
86,000	6.400%, 3/15/2018	99,088
168,000	6.800%, 1/15/2019	199,962
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,396
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	329,175
	ONEOK Partners, LP
109,000	8.625%, 3/1/2019	136,437
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	216,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (33.2%)	Value
Utilities (0.7%) - continued
	PG&E Corporation
$75,000	2.400%, 3/1/2019	$75,235
	PPL Capital Funding, Inc.
230,000	1.900%, 6/1/2018	226,789
55,000	3.500%, 12/1/2022	54,806
	Sempra Energy
191,000	6.150%, 6/15/2018	221,960
	Williams Partners, LP
65,000	7.250%, 2/1/2017	74,624

	Total	5,264,484

	Total Long-Term Fixed Income (cost $245,829,640)	249,511,561

Shares	Common Stock (12.6%)	Value
Consumer Discretionary (1.8%)
2,475	Amazon.com, Inc.[j]	752,722
1,225	AutoZone, Inc.[j]	654,015
3,100	Barnes & Noble, Inc.[j]	50,840
6,850	Best Buy Company, Inc.	177,620
3,050	Bloomin’ Brands, Inc.[j]	65,026
6,000	Boyd Gaming Corporation[j]	70,920
8,550	Cablevision Systems Corporation	142,785
4,210	CBS Corporation	243,170
5,070	Cheesecake Factory, Inc.	227,592
1,150	Children’s Place Retail Stores, Inc.	55,200
27,550	Comcast Corporation	1,425,988
10,888	Delphi Automotive plc	727,754
1,600	DISH Network Corporation[j]	90,976
2,150	DreamWorks Animation SKG, Inc.[j]	51,665
977	Finish Line, Inc.	26,897
11,950	Ford Motor Company	192,992
1,550	G-III Apparel Group, Ltd.[j]	111,244
2,170	GNC Holdings, Inc.	97,650
1,650	Harman International Industries, Inc.	180,856
8,500	Home Depot, Inc.	675,835
8,880	Houghton Mifflin Harcourt Company[j]	181,418
7,853	Ignite Restaurant Group, Inc.[j]	111,041
1,800	ITT Educational Services, Inc.[j]	48,600
1,000	Jack in the Box, Inc.[j]	53,540
2,400	Lamar Advertising Company[j]	119,808
12,008	Las Vegas Sands Corporation	950,193
3,150	Liberty Interactive Corporation[j]	91,539
6,750	Live Nation Entertainment, Inc.[j]	140,940
17,210	Lowe’s Companies, Inc.	790,111
4,800	Macy’s, Inc.	275,664
1,050	Marriott Vacations Worldwide Corporation[j]	57,204
10,968	MDC Partners, Inc.	267,839
3,160	Meredith Corporation	139,261
100	Michael Kors Holdings, Ltd.[j]	9,120
1,050	Multimedia Games Holding Company, Inc.[j]	30,660
14,960	News Corporation	468,547
8,600	NIKE, Inc.	627,370
1,100	Omnicom Group, Inc.	74,448
3,824	Papa John’s International, Inc.	167,721
2,150	Restoration Hardware Holdings, Inc.[j]	134,139
4,400	Scientific Games Corporation[j]	52,712
850	Scripps Networks Interactive, Inc.	63,810
3,500	Smith & Wesson Holding Corporation[j]	53,725
16,457	Staples, Inc.	205,712
5,900	Starbucks Corporation	416,658
2,050	Tempur-Pedic International, Inc.[j]	102,869
4,250	Time Warner Cable, Inc.	601,205
800	TJX Companies, Inc.	46,544
1,900	Toll Brothers, Inc.[j]	65,056
12,560	Tuesday Morning Corporation[j]	175,589
15,000	Twenty-First Century Fox, Inc.	480,300
1,750	Viacom, Inc.	148,715
2,700	Wyndham Worldwide Corporation	192,618

	Total	13,366,423

Consumer Staples (0.7%)
7,550	Altria Group, Inc.	302,830
1,078	Andersons, Inc.	67,149
3,250	Anheuser-Busch InBev NV ADR	343,915
4,088	Annie’s, Inc.[j]	132,901
1,500	Bunge, Ltd.	119,475
600	Campbell Soup Company	27,294
4,150	Colgate-Palmolive Company	279,295
14,830	CVS Caremark Corporation	1,078,438
500	Green Mountain Coffee Roasters, Inc.	46,840
700	Ingredion, Inc.	49,315
2,660	Kimberly-Clark Corporation	298,585
2,773	Kraft Foods Group, Inc.	157,673
6,400	Kroger Company	294,656
11,841	Mondelez International, Inc.	422,132
2,953	Philip Morris International, Inc.	252,275
1,450	Pilgrim’s Pride Corporation[j]	31,697
3,250	Procter & Gamble Company	268,287
25,250	Rite Aid Corporation[j]	184,325
550	Sanderson Farms, Inc.	45,248
1,850	Sprouts Farmers Markets, Inc.[j]	59,144
18,200	SUPERVALU, Inc.[j]	127,218
3,800	Wal-Mart Stores, Inc.	302,898
10,520	WhiteWave Foods Company[j]	291,299

	Total	5,182,889

Energy (1.2%)
260	Atwood Oceanics, Inc.[j]	12,886
2,500	Basic Energy Services, Inc.[j]	66,050
287	Cabot Oil & Gas Corporation	11,273
13,280	Cameron International Corporation[j]	862,669
3,600	Chevron Corporation	451,872
135	Cimarex Energy Company	16,081
3,800	Cloud Peak Energy, Inc.[j]	74,822
100	Concho Resources, Inc.[j]	13,045
735	Denbury Resources, Inc.	12,363
1,900	Diamondback Energy, Inc.[j]	136,686
100	Energen Corporation	7,791
255	Energy XXI, Ltd.	6,102
210	Ensco plc	10,594
7,986	EOG Resources, Inc.	782,628
5,104	EQT Corporation	556,285
7,750	Exxon Mobil Corporation	793,677
4,662	Goodrich Petroleum Corporation[j]	117,249
1,400	Green Plains Renewable Energy, Inc.	41,860

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (12.6%)	Value
Energy (1.2%) - continued
550	Gulfmark Offshore, Inc.	$24,756
185	Helmerich & Payne, Inc.	20,100
290	HollyFrontier Corporation	15,251
29,811	Marathon Oil Corporation	1,077,668
400	Marathon Petroleum Corporation	37,180
5,340	Market Vectors Oil Service ETF	278,321
5,750	Nabors Industries, Ltd.	146,740
160	National Oilwell Varco, Inc.	12,565
305	Noble Corporation	9,397
210	Noble Energy, Inc.	15,074
2,890	Oasis Petroleum, Inc.[j]	134,414
195	Oceaneering International, Inc.	14,290
150	Oil States International, Inc.[j]	14,571
5,450	Patterson-UTI Energy, Inc.	177,288
60	Pioneer Natural Resources Company	11,596
130	Range Resources Corporation	11,759
6,090	Rex Energy Corporation[j]	128,255
3,820	Rosetta Resources, Inc.[j]	180,839
290	Rowan Companies plc[j]	8,967
9,830	Schlumberger, Ltd.	998,236
140	SM Energy Company	10,378
640	Superior Energy Services, Inc.	21,069
12,000	Total SA ADR	854,880
39,900	Weatherford International, Ltd.[j]	837,900
185	Whiting Petroleum Corporation[j]	13,638
900	World Fuel Services Corporation	40,986

	Total	9,070,051

Financials (2.6%)
4,410	ACE, Ltd.	451,231
1,256	Affiliated Managers Group, Inc.[j]	248,939
990	Allied World Assurance Company Holdings AG	106,613
5,330	Allstate Corporation	303,543
1,820	American Assets Trust, Inc.	61,789
6,100	American International Group, Inc.	324,093
51,930	Bank of America Corporation	786,220
1,150	Banner Corporation	45,471
6,160	BBCN Bancorp, Inc.	94,926
5,650	Berkshire Hathaway, Inc.[j]	728,002
750	Camden Property Trust	51,367
27,010	Citigroup, Inc.	1,294,049
1,011	CNA Financial Corporation	41,400
11,694	CNO Financial Group, Inc.	201,722
2,960	Columbia Banking System, Inc.	73,467
7,350	Comerica, Inc.	354,564
3,350	Crown Castle International Corporation	243,645
5,300	Deutsche Bank AG	233,359
2,250	Discover Financial Services	125,775
4,260	Education Realty Trust, Inc.	43,452
1,350	Evercore Partners, Inc.	72,131
1,130	Extra Space Storage, Inc.	59,133
12,950	Fifth Third Bancorp	266,899
4,000	First Horizon National Corporation	45,960
1,650	First Industrial Realty Trust, Inc.	30,310
14,100	First Niagara Financial Group, Inc.	125,772
1,500	First Republic Bank	76,140
3,350	Fulton Financial Corporation	40,837
1,185	Gaming and Leisure Properties, Inc.	43,549
30,118	Genworth Financial, Inc.[j]	537,606
6,710	Hanmi Financial Corporation	142,722
6,350	Hatteras Financial Corporation	124,270
2,890	HCC Insurance Holdings, Inc.	132,767
3,739	Host Hotels & Resorts, Inc.	80,202
35,650	Huntington Bancshares, Inc.	326,554
13,750	Invesco, Ltd.	484,138
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,688,160
2,550	iShares Russell 2000 Index Fund	285,549
6,745	J.P. Morgan Chase & Company	377,585
4,750	KeyCorp	64,790
1,773	Lazard, Ltd.	83,420
550	M&T Bank Corporation	67,105
750	Macerich Company	48,682
7,000	MBIA, Inc.[j]	84,840
300	McGraw-Hill Companies, Inc.	22,179
17,030	MetLife, Inc.	891,520
1,800	Montpelier Re Holdings, Inc.	55,044
18,700	Morgan Stanley	578,391
2,450	NASDAQ OMX Group, Inc.	90,405
1,300	Northern Trust Corporation	78,325
3,500	Old Republic International Corporation	57,960
2,970	PacWest Bancorp	116,929
3,080	Parkway Properties, Inc.	58,089
4,670	Pebblebrook Hotel Trust	160,835
2,850	Piedmont Office Realty Trust, Inc.	50,189
950	Portfolio Recovery Associates, Inc.[j]	54,293
1,550	Progressive Corporation	37,587
1,400	Protective Life Corporation	71,610
3,350	Prudential Financial, Inc.	270,278
1,500	RLJ Lodging Trust	40,005
2,750	SLM Corporation	70,812
12,600	SPDR Euro Stoxx 50 ETF	550,368
14,100	SPDR S&P 500 ETF Trust	2,656,863
6,200	State Street Corporation	400,272
4,120	SVB Financial Group[j]	439,563
6,166	Terreno Realty Corporation	112,653
3,320	Texas Capital Bancshares, Inc.[j]	186,551
3,350	Visa, Inc.	678,744
1,750	W.R. Berkley Corporation	77,420
6,491	Wells Fargo & Company	322,213
4,700	Western Alliance Bancorp[j]	108,429
3,150	Zions Bancorporation	91,098

	Total	19,431,373

Health Care (1.7%)
1,150	Abbott Laboratories	44,551
1,800	Abiomed, Inc.[j]	42,642
3,650	Acorda Therapeutics, Inc.[j]	129,393
4,250	Aetna, Inc.	303,662
3,550	Affymetrix, Inc.[j]	26,376
8,160	Akorn, Inc.[j]	205,795
1,820	Align Technology, Inc.[j]	91,710
5,050	Allscripts Healthcare Solutions, Inc.[j]	76,861
900	AmerisourceBergen Corporation	58,662
8,660	Baxter International, Inc.	630,361
11,500	BioScrip, Inc.[j]	79,580
27,450	Boston Scientific Corporation[j]	346,144
492	C.R. Bard, Inc.	67,566
4,100	Cardinal Health, Inc.	284,991
550	Catamaran Corporation[j]	20,763
2,450	Centene Corporation[j]	162,680

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (12.6%)	Value
Health Care (1.7%) - continued
700	Charles River Laboratories International, Inc.[j]	$37,604
3,700	Community Health Systems, Inc.[j]	140,193
17,450	Covidien plc	1,243,313
1,900	DaVita HealthCare Partners, Inc.[j]	131,670
2,350	DENTSPLY International, Inc.	104,880
2,000	Endo International plc[j]	125,890
900	Envision Healthcare Holdings, Inc.[j]	30,411
6,611	ExamWorks Group, Inc.[j]	243,285
4,100	Express Scripts Holding Company[j]	272,978
21,150	Gilead Sciences, Inc.[j]	1,660,063
2,650	HCA Holdings, Inc.[j]	137,800
3,500	Hologic, Inc.[j]	73,447
2,300	Humana, Inc.	252,425
1,050	Illumina, Inc.[j]	142,643
1,150	Impax Laboratories, Inc.[j]	30,073
1,100	Insys Therapeutics, Inc.[j]	45,166
2,350	ISIS Pharmaceuticals, Inc.[j]	62,534
800	Jazz Pharmaceuticals, Inc.[j]	107,920
10,888	Johnson & Johnson	1,102,846
2,600	McKesson Corporation	439,894
2,950	Medicines Company[j]	78,470
18,540	Merck & Company, Inc.	1,085,702
3,600	Molina Healthcare, Inc.[j]	134,640
4,040	Neurocrine Biosciences, Inc.[j]	56,641
3,550	NPS Pharmaceuticals, Inc.[j]	94,501
5,783	NuVasive, Inc.[j]	194,945
2,850	PAREXEL International Corporation[j]	129,247
2,600	PerkinElmer, Inc.	109,122
3,882	Perrigo Company plc	562,347
14,000	Pfizer, Inc.	437,920
1,400	Prestige Brands Holdings, Inc.[j]	46,928
550	Puma Biotechnology, Inc.[j]	41,547
2,250	Seattle Genetics, Inc.[j]	86,580
4,300	Tenet Healthcare Corporation[j]	193,844
9,240	UnitedHealth Group, Inc.	693,370
1,400	Universal Health Services, Inc.	114,506
550	Waters Corporation[j]	54,197
937	Zimmer Holdings, Inc.	90,702

	Total	13,161,981

Industrials (1.5%)
1,900	3M Company	264,271
950	AAR Corporation	24,605
890	Acuity Brands, Inc.	110,867
1,550	ADT Corporation	46,872
1,650	Aecom Technology Corporation[j]	53,493
3,450	AGCO Corporation	192,165
1,100	Allegion plc	54,285
2,750	Apogee Enterprises, Inc.	87,367
1,400	Babcock & Wilcox Company	48,706
5,950	Boeing Company	767,669
1,822	Briggs & Stratton Corporation	38,936
3,070	CLARCOR, Inc.	177,323
900	Colfax Corporation[j]	64,782
20,128	CSX Corporation	568,012
26,050	Delta Air Lines, Inc.	959,422
3,140	DigitalGlobe, Inc.[j]	93,509
6,471	EMCOR Group, Inc.	297,601
810	Esterline Technologies Corporation[j]	88,306
4,250	Exelis, Inc.	78,795
1,050	Flowserve Corporation	76,703
1,800	Fluor Corporation	136,260
2,200	GATX Corporation	144,386
3,600	GrafTech International, Ltd.[j]	40,356
2,621	Granite Construction, Inc.	97,973
1,700	Harsco Corporation	40,681
6,440	HNI Corporation	226,881
5,539	Honeywell International, Inc.	514,573
1,400	Huntington Ingalls Industries, Inc.	144,200
9,750	Ingersoll-Rand plc	583,050
6,240	Interface, Inc.	112,258
16,600	Jacobs Engineering Group, Inc.[j]	957,820
6,870	Korn/Ferry International[j]	199,574
3,570	Landstar System, Inc.	224,874
800	Lockheed Martin Corporation	131,312
7,043	Manitowoc Company, Inc.	223,827
5,230	Manpower, Inc.	425,408
5,500	Mueller Water Products, Inc.	50,160
1,250	Old Dominion Freight Line, Inc.[j]	75,788
5,804	Oshkosh Corporation	322,180
677	Parker Hannifin Corporation	85,898
4,370	Pentair, Ltd.	324,647
2,400	Quanta Services, Inc.[j]	84,672
5,380	Ritchie Brothers Auctioneers, Inc.	134,500
300	Rockwell Automation, Inc.	35,754
21,250	Southwest Airlines Company	513,612
2,750	Spirit Airlines, Inc.[j]	156,310
1,450	TAL International Group, Inc.[j]	61,161
2,825	Tennant Company	180,207
3,750	Union Pacific Corporation	714,113
1,025	United Stationers, Inc.	38,468
600	United Technologies Corporation	70,998
2,200	Wabash National Corporation[j]	29,392

	Total	11,174,982

Information Technology (2.3%)
700	Alliance Data Systems Corporation[j]	169,330
2,650	Amdocs, Ltd.	123,304
2,667	Apple, Inc.	1,573,770
6,232	Applied Materials, Inc.	118,782
5,500	Arris Group, Inc.[j]	143,495
31,550	Atmel Corporation[j]	245,143
1,350	Booz Allen Hamilton Holding Corporation	31,374
6,240	Broadridge Financial Solutions, Inc.	239,242
14,450	Brocade Communications Systems, Inc.[j]	134,529
950	Cardtronics, Inc.[j]	31,806
2,250	CDW Corporation	63,428
38,370	Cisco Systems, Inc.	886,731
4,650	Citrix Systems, Inc.[j]	275,791
3,050	Computer Sciences Corporation	180,499
5,200	CoreLogic, Inc.[j]	145,756
2,850	Cree, Inc.[j]	134,434
1,832	DST Systems, Inc.	168,892
5,132	E2open, Inc.[j]	88,630
1,125	eBay, Inc.[j]	58,309
6,650	Electronic Arts, Inc.[j]	188,195
29,850	EMC Corporation	770,130
900	EPAM Systems, Inc.[j]	28,017
11,800	Facebook, Inc.[j]	705,404
1,950	Fairchild Semiconductor International, Inc.[j]	24,823
400	Gartner, Inc.[j]	27,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (12.6%)	Value
Information Technology (2.3%) - continued
1,150	Global Payments, Inc.	$76,854
1,452	Google, Inc., Class Aj	776,646
1,452	Google, Inc., Class Cj	764,710
3,510	Guidewire Software, Inc.[j]	132,538
6,350	Hewlett-Packard Company	209,931
750	iGATE Corporation[j]	27,450
5,460	Informatica Corporation[j]	193,557
1,300	InterDigital, Inc.	45,136
1,100	International Business Machines Corporation	216,117
750	Itron, Inc.[j]	28,500
1,650	j2 Global, Inc.	76,494
2,704	Juniper Networks, Inc.[j]	66,762
3,168	Lexmark International, Inc.	136,224
540	Measurement Specialties, Inc.[j]	34,749
16,510	Microsoft Corporation	667,004
25,120	NetApp, Inc.	894,523
7,752	NVIDIA Corporation	143,179
11,200	Oracle Corporation	457,856
3,324	Plantronics, Inc.	144,827
8,850	QUALCOMM, Inc.	696,583
1,400	Red Hat, Inc.[j]	68,110
8,950	Salesforce.com, Inc.[j]	462,268
3,950	Sanmina Corporation[j]	79,988
2,979	Sapient Corporation[j]	48,468
1,850	SunPower Corporation[j]	61,827
27,680	Symantec Corporation	561,350
7,500	Take-Two Interactive Software, Inc.[j]	152,850
8,650	Teradata Corporation[j]	393,229
10,860	Teradyne, Inc.[j]	191,896
12,340	Texas Instruments, Inc.	560,853
3,920	Textura Corporation[j]	69,815
5,721	TriQuint Semiconductor, Inc.[j]	81,124
4,475	Ubiquiti Networks, Inc.[j]	173,317
2,850	Unisys Corporation[j]	69,455
900	VeriFone Systems, Inc.[j]	30,096
4,676	Virtusa Corporation[j]	154,168
10,540	Vishay Intertechnology, Inc.	149,879
700	VistaPrint NVj	27,629
8,450	VMware, Inc.[j]	781,710
200	Workday, Inc.[j]	14,614
18,600	Xerox Corporation	224,874
6,180	Xilinx, Inc.	291,634

	Total	16,996,184

Materials (0.3%)
3,000	Alcoa, Inc.	40,410
1,650	Berry Plastics Group, Inc.[j]	37,109
4,630	Celanese Corporation	284,421
6,870	Dow Chemical Company	342,813
2,030	Eagle Materials, Inc.	169,160
1,300	Eastman Chemical Company	113,321
5,350	H.B. Fuller Company	247,865
1,550	KapStone Paper and Packaging Corporation[j]	40,889
4,880	Materials Select Sector SPDR Fund	232,776
1,000	Monsanto Company	110,700
5,110	Nucor Corporation	264,442
1,850	Owens-Illinois, Inc.[j]	58,793
1,800	Packaging Corporation of America	119,934
500	PPG Industries, Inc.	96,810
1,598	Silgan Holdings, Inc.	79,500
4,465	Steel Dynamics, Inc.	81,576
4,700	Teck Resources, Ltd.	107,019
1,000	Worthington Industries, Inc.	36,800

	Total	2,464,338

Telecommunications Services (0.2%)
9,550	AT&T, Inc.	340,935
4,164	Cogent Communications Group, Inc.	143,533
1,850	Telephone & Data Systems, Inc.	50,302
15,463	Verizon Communications, Inc.	722,586
5,900	Vonage Holdings Corporation[j]	22,656

	Total	1,280,012

Utilities (0.3%)
1,350	Calpine Corporation[j]	30,956
2,300	CMS Energy Corporation	69,713
12,470	NiSource, Inc.	452,910
5,620	NorthWestern Corporation	271,896
18,180	PG&E Corporation	828,644
1,650	Public Service Enterprise Group, Inc.	67,600
3,450	Southern Company	158,114
3,192	Southwest Gas Corporation	175,592
5,600	Wisconsin Energy Corporation	271,488

	Total	2,326,913

	Total Common Stock (cost $75,462,926)	94,455,146

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,374,348	Thrivent Cash Management Trust	1,374,348

	Total Collateral Held for Securities Loaned (cost $1,374,348)	1,374,348

Shares or Principal Amount	Short-Term Investments (11.7%)[k]	Value
	Federal Home Loan Bank Discount Notes
14,000,000	0.037%, 5/2/2014	13,999,986
5,000,000	0.040%, 5/7/2014	4,999,967
2,000,000	0.041%, 5/14/2014	1,999,970
13,000,000	0.045%, 5/21/2014	12,999,675
13,000,000	0.035%, 5/23/2014	12,999,724
4,100,000	0.070%, 5/28/2014[l]	4,099,822
6,000,000	0.045%, 6/4/2014[l]	5,999,745
2,000,000	0.045%, 6/19/2014	1,999,878
10,000,000	0.045%, 7/9/2014	9,999,138
1,000,000	0.055%, 7/23/2014[l]	999,873
	Federal Home Loan Mortgage Corporation Discount Notes
510,000	0.090%, 7/8/2014[l]	509,913

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.7%)[k]	Value
	Federal National Mortgage Association Discount Notes
17,000,000	0.050%, 6/3/2014	$16,999,221

	Total Short-Term Investments (at amortized cost)	87,606,912

	Total Investments (cost $747,942,715) 110.0%	$825,848,597

	Other Assets and Liabilities, Net (10.0%)	(75,234,104)

	Total Net Assets 100.0%	$750,614,493

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $27,038,207 or 3.6% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$74,420
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	293,276
FNA Trust, 1/10/2018	4/29/2013	263,944

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At April 30, 2014, $4,799,646 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$76,409,488
Gross unrealized depreciation	(2,332,366)

Net unrealized appreciation (depreciation)	$74,077,122

Cost for federal income tax purposes	$751,771,475

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,044,287	–	3,044,287	–
Capital Goods	1,451,418	–	1,451,418	–
Communications Services	19,194,789	–	19,194,789	–
Consumer Cyclical	6,281,770	–	6,281,770	–
Consumer Non-Cyclical	3,185,508	–	3,185,508	–
Energy	896,969	–	896,969	–
Financials	1,685,710	–	1,685,710	–
Technology	1,722,970	–	1,722,970	–
Transportation	1,079,172	–	1,079,172	–
Utilities	1,299,547	–	1,299,547	–

Mutual Funds
Equity Mutual Funds	166,829,889	166,829,889	–	–
Fixed Income Mutual Funds	186,228,601	186,228,601	–	–

Long-Term Fixed Income
Asset-Backed Securities	15,791,285	–	15,235,452	555,833
Basic Materials	3,272,543	–	3,272,543	–
Capital Goods	1,809,874	–	1,809,874	–
Collateralized Mortgage Obligations	10,500,911	–	10,500,911	–
Commercial Mortgage-Backed Securities	15,109,975	–	15,109,975	–
Communications Services	7,530,485	–	7,530,485	–
Consumer Cyclical	6,340,058	–	6,340,058	–
Consumer Non-Cyclical	8,153,731	–	8,153,731	–
Energy	4,961,801	–	4,961,801	–
Financials	28,012,936	–	27,939,536	73,400
Foreign Government	2,353,217	–	2,353,217	–
Mortgage-Backed Securities	80,587,588	–	80,587,588	–
Technology	2,489,045	–	2,489,045	–
Transportation	1,899,870	–	1,899,870	–
U.S. Government and Agencies	55,433,758	–	55,433,758	–
Utilities	5,264,484	–	5,264,484	–

Common Stock
Consumer Discretionary	13,366,423	13,366,423	–	–
Consumer Staples	5,182,889	5,182,889	–	–
Energy	9,070,051	9,070,051	–	–
Financials	19,431,373	19,431,373	–	–
Health Care	13,161,981	13,161,981	–	–
Industrials	11,174,982	11,174,982	–	–
Information Technology	16,996,184	16,996,184	–	–
Materials	2,464,338	2,464,338	–	–
Telecommunications Services	1,280,012	1,280,012	–	–
Utilities	2,326,913	2,326,913	–	–
Collateral Held for Securities Loaned	1,374,348	1,374,348	–	–
Short-Term Investments	87,606,912	–	87,606,912	–

Total	$825,848,597	$448,887,984	$376,331,380	$629,233

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,174,826	1,513,745	1,661,081	–

Total Asset Derivatives	$3,174,826	$1,513,745	$1,661,081	$–

Liability Derivatives
Futures Contracts	341,137	341,137	–	–

Total Liability Derivatives	$341,137	$341,137	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	June 2014	($17,586,006)	($17,590,000)	($3,994)
5-Yr. U.S. Treasury Bond Futures	(540)	June 2014	(64,586,362)	(64,504,691)	81,671
10-Yr. U.S. Treasury Bond Futures	(30)	June 2014	(3,733,268)	(3,732,657)	611
30-Yr. U.S. Treasury Bond Futures	330	June 2014	43,612,140	44,529,376	917,236
Eurex EURO STOXX 50 Futures	662	June 2014	27,315,195	28,976,276	1,661,081
Mini MSCI EAFE Index Futures	(24)	June 2014	(2,211,183)	(2,309,160)	(97,977)
Russell 2000 Index Mini-Futures	(20)	June 2014	(2,374,954)	(2,247,200)	127,754
S&P 400 Index Mini-Futures	(113)	June 2014	(15,494,300)	(15,290,030)	204,270
S&P 500 Index Futures	(25)	June 2014	(11,497,709)	(11,736,875)	(239,166)
Ultra Long Term U.S. Treasury Bond Futures	36	June 2014	5,119,922	5,302,125	182,203
Total Futures Contracts					$2,833,689

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,181,721
Total Interest Rate Contracts		1,181,721

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,993,105
Total Equity Contracts		1,993,105

Total Asset Derivatives		$3,174,826

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,994
Total Interest Rate Contracts		3,994

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	337,143
Total Equity Contracts		337,143

Total Liability Derivatives		$341,137

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	662,382

Total Interest Rate Contracts		662,382

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,064,165

Total Equity Contracts		1,064,165

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(145,496)

Total Credit Contracts		(145,496)

Total		$1,581,051

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Moderately Conservative Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	753,141
Total Interest Rate Contracts		753,141

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(476,772)
Total Equity Contracts		(476,772)

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(26,448)
Total Credit Contracts		(26,448)

Total		$249,921

The following table presents Moderately Conservative Allocation Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$51,095,163	6.9%	N/A
Interest Rate Contracts	93,651,340	12.7	N/A
Credit Contracts	N/A	N/A	208,549

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Natural Resources	$12,408,513	$88,225	$–	1,217,132	$12,974,625	$88,225
Partner Small Cap Value	7,794,407	248,463	–	370,738	8,159,935	29,067
Small Cap Stock	3,521,013	23,023	–	168,916	3,667,170	–
Partner Mid Cap Value	18,405,047	3,475,856	–	1,385,262	20,058,590	95,920
Mid Cap Stock	9,455,498	33,576	–	429,488	10,239,003	33,576
Partner Worldwide Allocation	46,589,353	954,542	–	4,589,806	48,330,655	954,542
Large Cap Growth	17,305,001	63,859	–	2,270,005	18,545,939	63,859
Large Cap Value	40,910,501	541,906	–	2,212,214	43,890,331	541,906
Large Cap Stock	889,787	86,790	–	35,454	963,642	7,354
High Yield	25,291,209	760,812	1,070,090	4,898,291	25,275,183	760,529
Income	65,804,736	1,261,840	2,782,233	7,079,517	65,485,532	1,261,894
Government Bond	11,376,247	199,208	428,036	1,112,288	11,033,897	72,236
Limited Maturity Bond	90,376,014	1,191,325	6,634,556	6,776,404	84,433,989	682,697
Cash Management Trust- Collateral Investment	3,018,707	6,711,236	8,355,595	1,374,348	1,374,348	3,400
Total Value and Income Earned	353,146,033				354,432,839	4,595,205

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (17.4%)[a]	Value
Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$403,980	3.500%, 5/22/2020	$389,166
	Arch Coal, Inc., Term Loan
496,218	6.250%, 5/16/2018	481,952
	Fortescue Metals Group, Ltd., Term Loan
630,234	4.250%, 6/30/2019	629,685
	HCA, Inc., Term Loan
437,800	2.900%, 3/31/2017	437,192
	Ineos Group Holdings, Ltd., Term Loan
570,583	3.750%, 5/4/2018	564,969
	NewPage Corporation, Term Loan
900,000	9.500%, 2/11/2021	907,497
	Tronox Pigments BV, Term Loan
675,000	0.000%, 3/19/2020[b,c]	674,244

	Total	4,084,705

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
530,645	3.750%, 10/9/2019	526,442
	Berry Plastics Group, Inc., Term Loan
501,041	3.500%, 2/8/2020	495,851
	Silver II Borrower, Term Loan
485,731	4.000%, 12/13/2019	484,031

	Total	1,506,324

Communications Services (5.7%)
	Cengage Learning Aquisitions, Term Loan
575,000	7.000%, 3/31/2020	583,625
	Charter Communications Operating, LLC, Term Loan
496,250	3.000%, 1/3/2021	488,126
	Cincinnati Bell, Inc., Term Loan
422,875	4.000%, 9/10/2020	418,997
	Clear Channel Communications, Inc., Term Loan
780	3.800%, 1/29/2016	774
519,808	6.900%, 1/30/2019	515,411
14,411	7.650%, 7/30/2019	14,433
	Cumulus Media Holdings, Inc., Term Loan
479,170	4.250%, 12/23/2020	478,969
	Fairpoint Communications, Term Loan
506,165	7.500%, 2/14/2019[b,c]	521,624
	Grande Communications Networks, LLC, Term Loan
570,688	4.500%, 5/29/2020	566,053
	Hargray Communications Group, Inc., Term Loan
491,288	4.750%, 6/26/2019	493,744
	IMG Worldwide, Inc., Term Loan
550,000	0.000%, 3/19/2021[b,c]	547,937
	Integra Telecom Holdings, Inc., Term Loan
540,741	5.250%, 2/22/2019	542,093
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	501,907
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	489,696
	LTS Buyer, LLC, Term Loan
545,875	4.000%, 4/13/2020	543,828
	McGraw-Hill Global Education, LLC, Term Loan
503,469	5.750%, 3/22/2019	507,245
	NEP/NCP Holdco, Inc., Term Loan
502,139	4.250%, 1/22/2020	500,256
	NTelos, Inc., Term Loan
297,733	5.750%, 11/9/2019	297,921
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
557,302	5.500%, 7/31/2018	556,605
	SBA Senior Finance II, LLC, Term Loan
575,000	3.250%, 3/24/2021	570,929
	TNS, Inc., Term Loan
564,729	5.000%, 2/14/2020	564,379
	Univision Communications, Inc., Term Loan
540,751	4.000%, 3/1/2020	538,275
	Virgin Media Investment Holdings, Ltd., Term Loan
535,000	3.500%, 6/7/2020	531,143
	Visant Corporation, Term Loan
550,000	5.250%, 12/22/2016	536,739
	WideOpenWest Finance, LLC, Term Loan
550,666	4.750%, 4/1/2019	551,013
	WMG Acquisition Corporation, Term Loan
462,675	3.750%, 7/1/2020	458,145
	XO Communications, LLC, Term Loan
450,000	4.250%, 3/20/2021[b,c]	449,721
	Yankee Cable Acquisition, LLC, Term Loan
546,136	4.500%, 3/1/2020	546,136
	Zayo Group, LLC, Term Loan
550,474	4.000%, 7/2/2019	548,619

	Total	13,864,343

Consumer Cyclical (3.3%)
	Bally Technologies, Inc., Term Loan
572,125	4.250%, 11/25/2020	572,268
	Booz Allen Hamilton, Inc., Term Loan
337,431	5.250%, 7/31/2019	337,255
	Burlington Coat Factory Warehouse Corporation, Term Loan
470,625	4.250%, 2/23/2017	472,390
	Cenveo Corporation, Term Loan
468,857	6.250%, 2/13/2017	469,246
	Ceridian Corporation, Term Loan
494,008	4.402%, 5/9/2017	493,495
	Chrysler Group, LLC, Term Loan
64,338	3.500%, 5/24/2017	64,212
575,000	3.250%, 12/31/2018	570,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (17.4%)[a]	Value
Consumer Cyclical (3.3%) - continued
	Golden Nugget, Inc., Delayed Draw
$71,820	5.500%, 11/21/2019	$73,369
	Golden Nugget, Inc., Term Loan
167,580	5.500%, 11/21/2019	171,193
	Hilton Worldwide Finance, LLC, Term Loan
534,211	3.500%, 10/26/2020	531,908
	J.C. Penney Corporation, Inc., Term Loan
550,837	6.000%, 5/22/2018	546,365
	Las Vegas Sands, LLC, Term Loan
473,813	3.250%, 12/19/2020	471,012
	Marina District Finance Company, Inc., Term Loan
448,875	6.750%, 8/15/2018	455,981
	MGM Resorts International, Term Loan
446,608	3.500%, 12/20/2019	443,540
	Mohegan Tribal Gaming Authority, Term Loan
478,800	5.500%, 11/19/2019	485,503
	ROC Finance, LLC, Term Loan
562,175	5.000%, 6/20/2019	544,843
	Scientific Games International, Inc., Term Loan
553,613	4.250%, 10/18/2020	551,769
	Seminole Hard Rock Entertainment, Inc., Term Loan
29,775	3.500%, 5/14/2020	29,533
	Seminole Indian Tribe of Florida, Term Loan
344,419	3.000%, 4/29/2020	342,267
	Toys R Us, Inc., Term Loan
486,139	5.250%, 5/25/2018	398,979

	Total	8,025,384

Consumer Non-Cyclical (2.0%)
	Albertsons, Inc., Term Loan
766,501	4.750%, 3/21/2019	767,842
	Biomet, Inc., Term Loan
397,000	3.660%, 7/25/2017	397,167
	Catalina Marketing Corporation, Term Loan
560,000	4.500%, 4/9/2021	558,073
	CHS/Community Health Systems, Inc., Term Loan
136,072	3.469%, 1/25/2017	135,902
362,678	4.250%, 1/27/2021	363,922
	Del Monte Corporation, Term Loan
449,698	3.500%, 3/9/2020	445,952
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	437,862
	Libbey Glass, Inc., Term Loan
280,000	3.750%, 4/7/2021	278,337
	Roundy’s Supermarkets, Inc., Term Loan
540,471	5.750%, 3/3/2021	541,147
	Supervalu, Inc., Term Loan
541,454	4.500%, 3/21/2019	539,337
	Van Wagner Communications, LLC, Term Loan
440,393	6.250%, 8/3/2018	445,211

	Total	4,910,752

Energy (0.6%)
	Exgen Renewables I, LLC, Term Loan
376,831	5.250%, 2/6/2021	381,541
	McJunkin Red Man Corporation, Term Loan
567,150	4.750%, 11/8/2019	569,396
	Offshore Group Investment, Ltd., Term Loan
29,700	5.750%, 3/28/2019	29,552
	Pacific Drilling SA, Term Loan
540,912	4.500%, 6/3/2018	540,236

	Total	1,520,725

Financials (1.2%)
	Delos Finance Sarl, Term Loan
580,000	3.500%, 3/6/2021	577,645
	DJO Finance, LLC, Term Loan
436,683	4.250%, 9/15/2017	436,413
	Harland Clarke Holdings Corporation, Term Loan
534,781	7.000%, 5/22/2018	539,193
	Interactive Data Corporation, Term Loan
298,585	3.750%, 2/11/2018	298,212
	TransUnion, LLC, Term Loan
550,000	4.000%, 3/21/2021	547,019
	WaveDivision Holdings, LLC, Term Loan
560,419	4.000%, 10/12/2019	559,544

	Total	2,958,026

Industrials (0.2%)
	Rexnord, LLC, Term Loan
507,450	4.000%, 8/21/2020	505,004

	Total	505,004

Technology (1.2%)
	Avago Technologies, Ltd., Term Loan
700,000	0.000%, 4/16/2021[b,c]	701,848
	BMC Software, Inc., Term Loan
448,875	5.000%, 9/10/2020	447,003
	First Data Corporation Extended, Term Loan
595,000	4.152%, 3/23/2018	593,888
	Freescale Semiconductor, Inc., Term Loan
570,526	4.250%, 2/28/2020	569,636
	Infor US, Inc., Term Loan
497,484	3.750%, 6/3/2020	492,976
	SunGard Data Systems, Inc., Term Loan
26,151	4.000%, 3/8/2020	26,200

	Total	2,831,551

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (17.4%)[a]	Value
Transportation (0.4%)
	American Airlines, Inc., Term Loan
$937,913	3.750%, 6/27/2019	$935,277

	Total	935,277

Utilities (0.5%)
	Calpine Corporation, Term Loan
500,797	4.000%, 4/1/2018	500,868
	Intergen NV, Term Loan
540,913	5.500%, 6/15/2020	544,293

	Total	1,045,161

	Total Bank Loans (cost $42,308,967)	42,187,252

Shares	Common Stock (50.1%)	Value
Consumer Discretionary (8.0%)
3,600	Amazon.com, Inc.[d]	1,094,868
2,250	AutoZone, Inc.[d]	1,201,253
93,318	Comcast Corporation	4,830,140
11,572	Dollar Tree, Inc.[d]	602,554
14,700	GNC Holdings, Inc.	661,500
43,850	Kohl’s Corporation	2,402,541
51,650	Las Vegas Sands Corporation	4,087,065
9,400	Marriott International, Inc.	544,542
34,729	MDC Partners, Inc.	848,082
15,850	NIKE, Inc.	1,156,257
11,500	Toll Brothers, Inc.[d]	393,760
38,600	Tuesday Morning Corporation[d]	539,628
34,600	Twenty-First Century Fox, Inc.	1,107,892

	Total	19,470,082

Consumer Staples (3.8%)
24,379	Anheuser-Busch InBev NV ADR	2,579,786
5,500	Hain Celestial Group, Inc.[d]	473,110
35,700	PepsiCo, Inc.	3,066,273
31,500	Wal-Mart Stores, Inc.	2,510,865
19,700	WhiteWave Foods Company[d]	545,493

	Total	9,175,527

Energy (4.9%)
19,750	Cameron International Corporation[d]	1,282,960
5,100	Concho Resources, Inc.[d]	665,295
11,400	EOG Resources, Inc.	1,117,200
65,100	Marathon Oil Corporation	2,353,365
12,300	Schlumberger, Ltd.	1,249,065
6,900	SM Energy Company	511,497
66,950	Total SA ADR	4,769,518

	Total	11,948,900

Financials (11.0%)
39,213	Aberdeen Asia-Pacific Income Fund, Inc.	244,689
2,700	Affiliated Managers Group, Inc.[d]	535,140
13,850	Alexandria Real Estate Equities, Inc.	1,022,407
17,100	Axis Capital Holdings, Ltd.	782,325
92,350	Bank of America Corporation	1,398,179
3,550	Boston Properties, Inc.	415,847
7,200	Camden Property Trust	493,128
34,400	Citigroup, Inc.	1,648,104
28,400	DDR Corporation	487,628
5,600	Equity Residential	332,864
166,700	Genworth Financial, Inc.[d]	2,975,595
10,200	HCC Insurance Holdings, Inc.	468,588
7,850	Host Hotels & Resorts, Inc.	168,383
88,950	Invesco, Ltd.	3,131,930
18,175	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,038,690
14,110	iShares MSCI Emerging Markets Minimum Volatility ETF	821,766
24,231	Lazard, Ltd.	1,140,069
17,950	Macerich Company	1,165,134
26,500	MetLife, Inc.	1,387,275
44,207	MFS Intermediate Income Trust	235,181
27,417	Nuveen Quality Preferred Income Fund II	242,366
11,900	PacWest Bancorp	468,503
14,399	Popular, Inc.[d]	444,929
3,900	Prologis, Inc.	158,457
2,550	Public Storage, Inc.	447,550
3,050	Simon Property Group, Inc.	528,260
10,987	Templeton Emerging Markets Income Fund	158,762
29,946	Templeton Global Income Fund	237,771
20,700	Vanguard MSCI Emerging Markets ETF	847,458
6,525	Vanguard Short-Term Corporate Bond ETF	523,240
2,900	Visa, Inc.	587,569
1,600	Vornado Realty Trust	164,160
13,823	Western Asset Emerging Markets Debt Fund, Inc.	246,049
38,627	Western Asset High Income Opportunity Fund, Inc.	232,535
16,425	Zions Bancorporation	475,011

	Total	26,655,542

Health Care (6.0%)
3,748	Actavis, Inc.[d]	765,829
12,200	Becton, Dickinson and Company	1,378,966
37,712	Covidien plc	2,686,980
13,250	Gilead Sciences, Inc.[d]	1,039,992
25,400	Hologic, Inc.[d]	533,019
4,000	Illumina, Inc.[d]	543,400
41,000	Johnson & Johnson	4,152,890
91,400	Pfizer, Inc.	2,858,992
4,600	Waters Corporation[d]	453,284

	Total	14,413,352

Industrials (5.4%)
7,010	B/E Aerospace, Inc.[d]	615,268
23,200	Boeing Company	2,993,264
32,200	Delta Air Lines, Inc.	1,185,926
12,188	EMCOR Group, Inc.	560,526
6,300	Flowserve Corporation	460,215
13,500	HNI Corporation	475,605
5,200	Huntington Ingalls Industries, Inc.	535,600
20,750	Ingersoll-Rand plc	1,240,850
28,034	Jacobs Engineering Group, Inc.[d]	1,617,562
5,888	Manpower, Inc.	478,930
15,150	Union Pacific Corporation	2,885,014

	Total	13,048,760

Information Technology (8.2%)
16,450	Agilent Technologies, Inc.	888,958
8,369	Apple, Inc.	4,938,463

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (50.1%)	Value
Information Technology (8.2%) - continued
8,400	Autodesk, Inc.[d]	$403,368
29,027	E2open, Inc.[d]	501,296
10,650	Facebook, Inc.[d]	636,657
1,950	Google, Inc., Class Ad	1,043,016
1,950	Google, Inc., Class Cd	1,026,987
10,700	Informatica Corporation[d]	379,315
30,450	Juniper Networks, Inc.[d]	751,810
4,100	LinkedIn Corporation[d]	629,227
8,050	MasterCard, Inc.	592,078
20,500	NetApp, Inc.	730,005
20,935	QLIK Technologies, Inc.[d]	460,151
25,750	QUALCOMM, Inc.	2,026,783
11,200	Teradata Corporation[d]	509,152
25,000	TIBCO Software, Inc.[d]	490,750
12,850	Ubiquiti Networks, Inc.[d]	497,681
15,950	VMware, Inc.[d]	1,475,535
40,471	Xilinx, Inc.	1,909,826

	Total	19,891,058

Materials (1.6%)
1,800	Airgas, Inc.	191,268
2,100	Ashland, Inc.	202,860
4,200	Crown Holdings, Inc.[d]	198,114
4,200	Domtar Corporation	392,112
2,600	FMC Corporation	200,200
43,850	Materials Select Sector SPDR Fund	2,091,645
5,800	Owens-Illinois, Inc.[d]	184,324
1,100	PPG Industries, Inc.	212,982
10,200	Steel Dynamics, Inc.	186,354

	Total	3,859,859

Utilities (1.2%)
15,000	MDU Resources Group, Inc.	531,300
8,658	Southwest Gas Corporation	476,277
40,850	Utilities Select Sector SPDR Fund	1,767,988

	Total	2,775,565

	Total Common Stock (cost $99,849,671)	121,238,645

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Asset-Backed Securities (1.1%)
	Bayview Opportunity Master Fund Trust IIB, LP
648,945	3.950%, 1/28/2034[e]	650,115
	Conseco Financial Corporation
134,230	6.330%, 11/1/2029	139,114
	Countrywide Asset-Backed Certificates
92,836	5.859%, 10/25/2046	70,764
	GMAC Mortgage Corporation Loan Trust
368,679	0.332%, 8/25/2035[f,g]	300,837
344,722	0.332%, 12/25/2036[f,g]	295,494
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035	210,935
	Renaissance Home Equity Loan Trust
343,714	5.608%, 5/25/2036	240,176
491,211	5.285%, 1/25/2037	265,797
	Wachovia Asset Securitization, Inc.
477,788	0.292%, 7/25/2037[f,g,h]	412,923

	Total	2,586,155

Basic Materials (0.8%)
	Anglo American Capital plc
55,000	1.177%, 4/15/2016[e,g]	55,167
	Dow Chemical Company
66,000	8.550%, 5/15/2019	84,608
	FMG Resources Pty. Ltd.
187,750	6.875%, 2/1/2018[e]	198,076
	Freeport-McMoRan Copper & Gold, Inc.
81,000	2.375%, 3/15/2018	81,459
	Groupe Office Cherifien des Phosphates SA
140,000	5.625%, 4/25/2024[e]	140,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
187,750	8.875%, 2/1/2018	195,495
	Ineos Finance plc
204,000	7.500%, 5/1/2020[e]	223,125
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	69,501
66,000	6.000%, 11/15/2021	77,899
	Minsur SA
153,000	6.250%, 2/7/2024[e]	162,180
	Mosaic Company
44,000	3.750%, 11/15/2021	44,816
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[e]	301,340
	Trinseo Materials Operating SCA
197,000	8.750%, 2/1/2019	209,805
	Vale Overseas, Ltd.
81,000	6.250%, 1/23/2017	90,619
	Xstrata Finance Canada, Ltd.
44,000	2.050%, 10/23/2015[e]	44,542

	Total	1,978,632

Capital Goods (0.6%)
	BAE Systems plc
102,000	3.500%, 10/11/2016[e]	106,436
	Cemex Finance, LLC
187,750	9.375%, 10/12/2017[e]	216,382
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	191,270
	Eaton Corporation
44,000	1.500%, 11/2/2017	44,069
	Harsco Corporation
66,000	2.700%, 10/15/2015	67,238
	Nortek, Inc.
187,750	8.500%, 4/15/2021	206,994
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	208,403
	Roper Industries, Inc.
66,000	1.850%, 11/15/2017	66,330
80,000	2.050%, 10/1/2018	79,796
	Textron, Inc.
102,000	4.625%, 9/21/2016	109,744

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Capital Goods (0.6%) - continued
	United Rentals North America, Inc.
$211,000	7.375%, 5/15/2020	$233,683

	Total	1,530,345

Collateralized Mortgage Obligations (4.8%)
	Banc of America Alternative Loan Trust
729,016	6.000%, 11/25/2035	617,427
	Countrywide Alternative Loan Trust
586,139	6.500%, 8/25/2036	430,879
	Credit Suisse First Boston Mortgage Securities Corporation
467,613	5.250%, 10/25/2035	465,486
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
844,149	5.500%, 11/25/2035	785,251
432,379	0.896%, 4/25/2047[g]	377,391
	HomeBanc Mortgage Trust
429,784	2.260%, 4/25/2037	306,569
	J.P. Morgan Alternative Loan Trust
333,393	2.378%, 3/25/2036	262,757
817,056	6.500%, 3/25/2036	743,647
	J.P. Morgan Mortgage Trust
688,788	2.851%, 8/25/2035	692,375
659,236	2.526%, 1/25/2037	582,987
	Lehman Mortgage Trust
84,373	6.000%, 1/25/2036	79,956
	Master Asset Securitization Trust
131,803	0.652%, 6/25/2036[g]	82,338
	MortgageIT Trust
704,354	0.412%, 12/25/2035[g]	655,509
902,694	0.352%, 4/25/2036[g]	614,996
	Residential Accredit Loans, Inc.
498,223	5.750%, 9/25/2035	450,389
	RFMSI Trust
945,668	6.000%, 7/25/2037	863,617
	Structured Adjustable Rate Mortgage Loan Trust
409,399	5.164%, 7/25/2035	356,532
465,096	2.631%, 9/25/2035	400,389
	Structured Asset Mortgage Investments, Inc.
948,522	0.462%, 12/25/2035[g]	739,607
	Vericrest Opportunity Loan Transferee
490,961	3.625%, 3/25/2054[h]	494,054
475,227	3.625%, 4/25/2055[h]	478,034
	Wells Fargo Mortgage Backed Securities Trust
610,472	2.610%, 7/25/2036	571,118
565,351	6.000%, 7/25/2037	563,542

	Total	11,614,850

Commercial Mortgage-Backed Securities (0.4%)
	Commercial Mortgage Pass-Through Certificates
229,575	0.282%, 12/15/2020[e,g]	228,614
	Credit Suisse Mortgage Capital Certificates
443,277	0.322%, 10/15/2021[e,g]	441,751
	Government National Mortgage Association
69,029	3.214%, 1/16/2040	69,966
	HarborView Mortgage Loan Trust
323,951	2.717%, 12/19/2035	289,081

	Total	1,029,412

Communications Services (2.0%)
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	210,280
	America Movil SAB de CV
68,000	5.000%, 10/16/2019	76,420
	American Tower Corporation
101,000	7.000%, 10/15/2017	117,530
	British Telecommunications plc
74,000	1.250%, 2/14/2017	74,060
	CBS Corporation
93,000	8.875%, 5/15/2019	119,927
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	154,734
	CCO Holdings, LLC
187,750	7.000%, 1/15/2019	198,311
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,500
	Cox Communications, Inc.
72,000	9.375%, 1/15/2019[e]	93,493
	Digicel, Ltd.
187,750	6.000%, 4/15/2021[e]	190,097
	DIRECTV Holdings, LLC
73,000	3.500%, 3/1/2016	76,330
66,000	5.875%, 10/1/2019	75,897
	Hughes Satellite Systems Corporation
211,000	6.500%, 6/15/2019	232,100
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	202,770
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	236,320
	NBC Universal Enterprise, Inc.
102,000	1.662%, 4/15/2018[e]	101,734
	Numericable Group SA
160,000	6.000%, 5/15/2022[c,e]	163,800
	SBA Tower Trust
72,000	5.101%, 4/17/2017[e]	77,072
	Sprint Communications, Inc.
187,750	9.000%, 11/15/2018[e]	228,820
	Telefonica Emisiones SAU
132,000	3.992%, 2/16/2016	138,787
66,000	3.192%, 4/27/2018	68,402
	Time Warner Cable, Inc.
154,000	5.000%, 2/1/2020	172,354
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	226,800
	Univision Communications, Inc.
245,000	7.875%, 11/1/2020[e]	269,194
	UPCB Finance V, Ltd.
245,000	7.250%, 11/15/2021[e]	270,112
	Verizon Communications, Inc.
103,000	2.500%, 9/15/2016	106,600
76,000	1.984%, 9/14/2018[g]	80,242

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Communications Services (2.0%) - continued
$82,000	3.650%, 9/14/2018	$87,546
48,000	2.550%, 6/17/2019	48,459
	WideOpenWest Finance, LLC
245,000	10.250%, 7/15/2019	276,850
	Wind Acquisition Finance SA
165,000	7.375%, 4/23/2021[e]	169,538

	Total	4,760,079

Consumer Cyclical (1.2%)
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022[e]	194,275
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	210,984
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	197,880
	Daimler Finance North America, LLC
52,000	1.875%, 1/11/2018[e]	52,211
	Delphi Corporation
66,000	6.125%, 5/15/2021	73,508
	Ford Motor Credit Company, LLC
87,000	3.984%, 6/15/2016	92,262
66,000	1.500%, 1/17/2017	66,255
55,000	3.000%, 6/12/2017	57,366
100,000	5.000%, 5/15/2018	111,018
	General Motors Company
66,000	3.500%, 10/2/2018[e]	67,403
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	189,627
	Hyundai Capital America
72,000	1.450%, 2/6/2017[e]	72,104
	Jaguar Land Rover Automotive plc
211,000	5.625%, 2/1/2023[e]	220,231
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
211,000	6.625%, 4/1/2021	236,056
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	70,509
	Nissan Motor Acceptance Corporation
48,000	0.786%, 3/3/2017[e,g]	48,108
	Royal Caribbean Cruises, Ltd.
187,750	5.250%, 11/15/2022	191,505
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	138,890
	TRW Automotive, Inc.
51,000	7.250%, 3/15/2017[e]	58,650
	West Corporation
187,750	8.625%, 10/1/2018	200,423
	Wynn Las Vegas, LLC
211,000	5.375%, 3/15/2022	218,385

	Total	2,927,250

Consumer Non-Cyclical (1.7%)
	AbbVie, Inc.
48,000	2.000%, 11/6/2018	47,896
	Altria Group, Inc.
109,000	9.700%, 11/10/2018	143,886
	Anheuser-Busch InBev Worldwide, Inc.
66,000	7.750%, 1/15/2019	81,914
	Beam, Inc.
62,000	5.375%, 1/15/2016	66,091
	Boston Scientific Corporation
72,000	2.650%, 10/1/2018	73,047
	Celgene Corporation
128,000	1.900%, 8/15/2017	129,822
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	226,298
	ConAgra Foods, Inc.
88,000	2.100%, 3/15/2018	88,127
	Coventry Health Care, Inc.
44,000	5.950%, 3/15/2017	49,669
	CVS Caremark Corporation
66,000	2.250%, 12/5/2018	66,478
	Emergency Medical Services Corporation
121,750	8.125%, 6/1/2019	129,359
	Express Scripts Holding Company
66,000	2.650%, 2/15/2017	68,471
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[e]	199,954
	Gilead Sciences, Inc.
44,000	3.050%, 12/1/2016	46,241
	Hawk Acquisition Sub, Inc.
211,000	4.250%, 10/15/2020[e]	207,940
	HCA, Inc.
187,750	4.750%, 5/1/2023	184,464
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[e]	203,615
	JBS Finance II, Ltd.
187,750	8.250%, 1/29/2018[h]	200,892
	Kroger Company
124,000	1.200%, 10/17/2016	124,154
	Lorillard Tobacco Company
72,000	8.125%, 6/23/2019	89,506
	McKesson Corporation
100,000	1.292%, 3/10/2017	100,107
	Medco Health Solutions, Inc.
40,000	7.125%, 3/15/2018	47,431
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,019
	Mylan, Inc.
88,000	1.350%, 11/29/2016	88,292
	Pernod Ricard SA
62,000	2.950%, 1/15/2017[e]	64,526
62,000	5.750%, 4/7/2021[e]	70,763
	Perrigo Company, Ltd.
36,000	1.300%, 11/8/2016[e]	35,940
68,000	2.300%, 11/8/2018[e]	67,422
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	189,158
	SABMiller plc
66,000	6.500%, 7/15/2018[e]	77,394
	Safeway, Inc.
73,000	3.400%, 12/1/2016	76,698
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	228,935
	Thermo Fisher Scientific, Inc.
67,000	1.300%, 2/1/2017	67,083
67,000	2.400%, 2/1/2019	67,656

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Consumer Non-Cyclical (1.7%) - continued
	Valeant Pharmaceuticals International
$187,750	7.250%, 7/15/2022[e]	$204,648
	Watson Pharmaceuticals, Inc.
152,000	1.875%, 10/1/2017	153,311
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[e]	44,481

	Total	4,059,688

Energy (1.4%)
	BP Capital Markets plc
66,000	0.656%, 11/7/2016[g]	66,362
	Buckeye Partners, LP
136,000	2.650%, 11/15/2018	135,248
	CGG SA
170,000	6.875%, 1/15/2022[e]	171,275
	CNOOC Nexen Finance 2014 ULC
55,000	1.625%, 4/30/2017	54,938
	Concho Resources, Inc.
187,750	6.500%, 1/15/2022	205,586
	Continental Resources, Inc.
93,000	7.125%, 4/1/2021	105,323
	Devon Energy Corporation
66,000	1.200%, 12/15/2016	66,223
	Energy Transfer Partners, LP
68,000	6.700%, 7/1/2018	78,910
	Energy XXI Gulf Coast, Inc.
185,000	7.750%, 6/15/2019	198,875
	EQT Corporation
68,000	8.125%, 6/1/2019	83,204
	Harvest Operations Corporation
187,750	6.875%, 10/1/2017	203,474
	Hess Corporation
36,000	8.125%, 2/15/2019	45,341
	Kodiak Oil & Gas Corporation
187,750	5.500%, 1/15/2021	193,382
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	202,535
	Lukoil International Finance BV
62,000	3.416%, 4/24/2018[e]	58,296
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[e]	218,912
	Oasis Petroleum, Inc.
211,000	6.875%, 1/15/2023	228,408
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019	254,800
	Petrobras Global Finance BV
58,000	2.000%, 5/20/2016	57,921
185,000	3.113%, 3/17/2020[g]	187,081
	Petroleos Mexicanos
89,000	3.125%, 1/23/2019[e]	91,114
	Range Resources Corporation
264,728	5.000%, 8/15/2022	272,008
	Suncor Energy, Inc.
48,000	6.100%, 6/1/2018	55,596
	Transocean, Inc.
75,000	6.000%, 3/15/2018	83,750
	Weatherford International, Ltd.
66,000	6.000%, 3/15/2018	75,153
43,000	9.625%, 3/1/2019	56,420

	Total	3,450,135

Financials (4.7%)
	Abbey National Treasury Services plc
62,000	3.050%, 8/23/2018	64,575
	ABN AMRO Bank NV
66,000	2.500%, 10/30/2018[e]	66,479
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	259,700
	American International Group, Inc.
100,000	8.250%, 8/15/2018	124,934
	ANZ New Zealand International, Ltd.
78,000	1.400%, 4/27/2017[e]	77,901
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[e]	45,443
	Bank of America Corporation
87,000	5.750%, 8/15/2016	95,271
100,000	5.700%, 5/2/2017	110,682
125,000	5.750%, 12/1/2017	141,434
34,000	2.000%, 1/11/2018	34,059
176,000	1.304%, 3/22/2018[g]	178,020
155,000	5.650%, 5/1/2018	175,818
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[i]	36,670
	Bank of Nova Scotia
66,000	1.100%, 12/13/2016	66,325
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
96,000	0.645%, 3/10/2017[e,g]	95,974
	Banque Federative du Credit Mutuel SA
66,000	1.078%, 1/20/2017[e,g]	66,355
	Barclays Bank plc
58,000	5.140%, 10/14/2020	62,469
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,426
	BBVA Banco Continental SA
101,000	2.250%, 7/29/2016[e]	101,126
	BBVA International Preferred SA Unipersonal
530,000	5.919%, 12/29/2049[i]	540,600
	BBVA US Senior SAU
107,000	4.664%, 10/9/2015	112,343
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	119,135
	BNP Paribas SA
72,000	1.250%, 12/12/2016	72,095
72,000	2.375%, 9/14/2017	73,975
	BPCE SA
79,000	1.625%, 2/10/2017	79,425
265,000	5.150%, 7/21/2024[e]	269,449
	Branch Banking and Trust Company
66,000	0.666%, 12/1/2016[g]	66,253
	Capital One Financial Corporation
102,000	6.150%, 9/1/2016	113,456
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	192,137
	Citigroup, Inc.
107,000	5.500%, 2/15/2017	118,095
84,000	6.000%, 8/15/2017	95,168
81,000	8.500%, 5/22/2019	103,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Financials (4.7%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$90,000	4.625%, 12/1/2023	$93,796
	Credit Agricole SA
66,000	1.625%, 4/15/2016[e]	66,731
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[e,i]	287,856
	CyrusOne, LP
187,750	6.375%, 11/15/2022	199,484
	DDR Corporation
48,000	9.625%, 3/15/2016	55,305
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[e]	364,762
	Discover Bank
24,000	8.700%, 11/18/2019	30,396
	Discover Financial Services
41,000	6.450%, 6/12/2017	46,763
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	141,287
	General Electric Capital Corporation
120,000	5.625%, 9/15/2017	136,149
47,000	1.625%, 4/2/2018	46,937
	Genworth Financial, Inc.
77,000	7.700%, 6/15/2020	94,647
	Goldman Sachs Group, Inc.
24,000	3.700%, 8/1/2015	24,863
84,000	6.250%, 9/1/2017	95,989
24,000	2.375%, 1/22/2018	24,277
44,000	2.625%, 1/31/2019	44,086
66,000	7.500%, 2/15/2019	80,138
267,000	5.700%, 12/29/2049[i]	272,674
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	116,127
	HBOS plc
88,000	6.750%, 5/21/2018[e]	100,225
	HCP, Inc.
51,000	3.750%, 2/1/2016	53,567
68,000	3.750%, 2/1/2019	72,180
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	74,581
	HSBC Finance Corporation
88,000	6.676%, 1/15/2021	104,098
	Huntington National Bank
66,000	1.300%, 11/20/2016	66,333
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020[e]	263,750
	ING Bank NV
265,000	5.800%, 9/25/2023[e]	290,541
	ING Capital Funding Trust III
56,000	3.834%, 12/29/2049[g,i]	55,860
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	109,750
62,000	2.183%, 6/15/2016[g]	62,620
	Intesa Sanpaolo SPA
54,000	3.625%, 8/12/2015[e]	55,380
24,000	3.875%, 1/16/2018	25,218
102,000	3.875%, 1/15/2019	106,056
	J.P. Morgan Chase & Company
85,000	3.450%, 3/1/2016	88,958
48,000	0.756%, 2/15/2017[g]	48,132
80,000	2.000%, 8/15/2017	81,188
44,000	6.300%, 4/23/2019	52,033
88,000	7.900%, 4/29/2049[i]	99,440
275,000	6.750%, 8/29/2049[i]	291,500
	KeyCorp
66,000	2.300%, 12/13/2018	66,280
	Kookmin Bank
66,000	1.103%, 1/27/2017[e,g]	66,385
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[e]	29,610
	Liberty Property, LP
112,000	5.500%, 12/15/2016	122,949
	Macquarie Bank, Ltd.
66,000	5.000%, 2/22/2017[e]	72,086
	Metropolitan Life Global Funding I
50,000	1.300%, 4/10/2017[e]	49,923
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[e]	49,773
	Morgan Stanley
100,000	1.750%, 2/25/2016	101,341
140,000	6.250%, 8/28/2017	160,176
44,000	2.500%, 1/24/2019	44,037
57,000	4.875%, 11/1/2022	60,149
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	155,931
	National City Corporation
48,000	6.875%, 5/15/2019	57,137
	Nomura Holdings, Inc.
59,000	2.000%, 9/13/2016	59,778
48,000	2.750%, 3/19/2019	47,998
	PNC Bank NA
92,000	1.150%, 11/1/2016	92,419
	Prologis, LP
47,000	6.625%, 5/15/2018	54,795
	Prudential Covered Trust
88,000	2.997%, 9/30/2015[e]	90,444
	Realty Income Corporation
75,000	2.000%, 1/31/2018	74,302
	Regions Bank
88,000	7.500%, 5/15/2018	103,851
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	96,481
	Royal Bank of Scotland Group plc
59,000	5.050%, 1/8/2015	60,493
50,000	1.174%, 3/31/2017[g]	50,100
265,000	7.640%, 3/29/2049[i]	275,600
265,000	7.648%, 8/29/2049[i]	291,500
	Santander US Debt SAU
104,000	3.781%, 10/7/2015[e]	107,959
	SLM Corporation
44,000	6.250%, 1/25/2016	47,465
30,000	4.625%, 9/25/2017	31,500
	Societe Generale SA
60,000	5.750%, 4/20/2016[e]	64,804
	State Bank of India
140,000	3.622%, 4/17/2019[e]	138,506
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	132,439
	Suncorp-Metway, Ltd.
48,000	0.933%, 3/28/2017[e,g]	48,000
	Swiss RE Capital I, LP
69,000	6.854%, 5/29/2049[e,i]	73,830

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Financials (4.7%) - continued
	Ventas Realty, LP
$72,000	1.550%, 9/26/2016	$72,765
50,000	1.250%, 4/17/2017	49,836
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	74,290
	Wells Fargo & Company
34,000	1.250%, 7/20/2016	34,291
	Westpac Banking Corporation
66,000	0.665%, 11/25/2016[g]	66,151

	Total	11,459,043

Foreign Government (0.4%)
	Colombia Government International Bond
100,000	2.625%, 3/15/2023	91,300
	Costa Rica Government International Bond
140,000	7.000%, 4/4/2044[e]	139,300
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	202,000
	Poland Government International Bond
89,000	4.000%, 1/22/2024	89,756
	Slovenia Government International Bond
155,000	4.125%, 2/18/2019[e]	159,650
	Turkey Government International Bond
150,000	6.625%, 2/17/2045	167,250

	Total	849,256

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 5/1/2029[c]	515,059
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	4.000%, 5/1/2044[c]	523,144
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,250,000	3.500%, 5/1/2029[c]	1,316,406
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,450,000	3.500%, 5/1/2044[c]	2,486,559
2,350,000	4.000%, 5/1/2044[c]	2,462,084
3,450,000	4.500%, 5/1/2044[c]	3,703,899

	Total	11,007,151

Technology (0.6%)
	Alliance Data Systems Corporation
187,750	6.375%, 4/1/2020[e]	199,954
	BMC Software Finance, Inc.
187,750	8.125%, 7/15/2021[e]	196,668
	CommScope, Inc.
150,000	8.250%, 1/15/2019[e]	162,375
	EMC Corporation
48,000	1.875%, 6/1/2018	48,215
	First Data Corporation
187,750	7.375%, 6/15/2019[e]	201,362
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[e]	209,000
	Hewlett-Packard Company
88,000	5.400%, 3/1/2017	97,903
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	199,484
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	116,995
	Xerox Corporation
101,000	7.200%, 4/1/2016	112,344

	Total	1,544,300

Transportation (0.5%)
	American Airlines Pass Through Trust
46,579	4.950%, 1/15/2023[e]	50,017
	Avis Budget Car Rental, LLC
107,750	8.250%, 1/15/2019	114,754
	Continental Airlines, Inc.
168,721	6.250%, 4/11/2020	183,906
	Delta Air Lines, Inc.
77,427	4.950%, 5/23/2019	84,388
63,235	4.750%, 5/7/2020	68,729
	Hertz Corporation
211,000	6.750%, 4/15/2019	226,297
	Kansas City Southern de Mexico SA de CV
101,000	0.928%, 10/28/2016[g]	101,300
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[e]	77,632
	United Air Lines, Inc.
64,756	10.400%, 11/1/2016	73,744
	US Airways Pass Through Trust
100,000	3.950%, 11/15/2025	100,750

	Total	1,081,517

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
285,000	0.250%, 9/30/2015	285,211

	Total	285,211

Utilities (1.3%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	248,063
	AES Corporation
187,750	7.375%, 7/1/2021	214,974
	Atlas Pipeline Partners, LP
211,000	4.750%, 11/15/2021	200,450
	Constellation Energy Group, Inc.
61,000	5.150%, 12/1/2020	67,501
	DCP Midstream Operating, LP
66,000	2.500%, 12/1/2017	67,537
	Dominion Resources, Inc.
96,000	1.250%, 3/15/2017	96,125
	Duke Energy Corporation
50,000	0.608%, 4/3/2017[g]	50,174
	Electricite de France
66,000	0.688%, 1/20/2017[e,g]	66,200
100,000	5.250%, 12/29/2049[e,i]	102,050
265,000	5.625%, 12/29/2049[e,i]	272,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (26.1%)	Value
Utilities (1.3%) - continued
	Enel Finance International NV
$52,000	3.875%, 10/7/2014[e]	$52,673
62,000	5.125%, 10/7/2019[e]	68,520
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067	348,150
	Exelon Generation Company, LLC
56,000	6.200%, 10/1/2017	63,896
44,000	5.200%, 10/1/2019	49,307
	MidAmerican Energy Holdings Company
124,000	1.100%, 5/15/2017[e]	122,888
39,000	5.750%, 4/1/2018	44,545
	NiSource Finance Corporation
88,000	6.400%, 3/15/2018	101,393
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	196,199
	Oleoducto Central SA
200,000	4.000%, 5/7/2021[c,e]	199,500
	ONEOK Partners, LP
44,000	6.150%, 10/1/2016	49,408
68,000	2.000%, 10/1/2017	68,574
57,000	3.200%, 9/15/2018	59,211
	Pacific Gas & Electric Company
68,000	5.625%, 11/30/2017	77,221
	Panhandle Eastern Pipe Line Company, LP
66,000	6.200%, 11/1/2017	75,168
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,153
	PPL Capital Funding, Inc.
88,000	1.900%, 6/1/2018	86,771

	Total	3,098,601

	Total Long-Term Fixed Income (cost $62,475,708)	63,261,625

Shares	Preferred Stock (1.9%)	Value
Financials (1.7%)
13,250	Affiliated Managers Group, Inc., 5.250%	341,718
3,975	Agribank FCB, 6.875%[i]	414,145
1,000	Allstate Corporation, 5.100%	25,120
238	Bank of America Corporation, Convertible, 7.250%[i]	270,903
10,600	CHS, Inc., 7.100%[i]	292,772
21,465	Citigroup, Inc., 6.875%[i]	575,906
2,600	Discover Financial Services, 6.500%[i]	65,520
5,175	Farm Credit Bank of Texas, 6.750%[e,i]	532,864
1,400	Goldman Sachs Group, Inc., 5.500%[i]	33,082
14,700	HSBC USA, Inc., 6.500%[i]	374,703
430	M&T Bank Corporation, 6.375%[i]	442,094
10,600	Morgan Stanley, 7.125%[i]	289,380
7,155	U.S. Bancorp 6.500%[i]	206,422
265	Wells Fargo & Company, Convertible, 7.500%[i]	315,620

	Total	4,180,249

Shares	Preferred Stock (1.9%)	Value
Utilities (0.2%)
3,975	Southern California Edison Company, 4.920%[i]	403,959

	Total	403,959

	Total Preferred Stock (cost $4,425,767)	4,584,208

Shares or Principal Amount	Short-Term Investments (9.8%)[j]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.067%, 7/25/2014[k]	199,968
100,000	0.085%, 7/30/2014[k]	99,979
100,000	0.095%, 8/1/2014[k]	99,975
	Thrivent Cash Management Trust
23,349,918	0.050%	23,349,918

	Total Short-Term Investments (at amortized cost)	23,749,840

	Total Investments (cost $232,809,953) 105.3%	$255,021,570

	Other Assets and Liabilities, Net (5.3%)	(12,905,560)

	Total Net Assets 100.0%	$242,116,010

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $12,517,745 or 5.2% of total net assets.

f	All or a portion of the security is insured or guaranteed.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$195,685
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	488,835
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	473,404
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	469,710

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At April 30, 2014, $399,922 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,430,303
Gross unrealized depreciation	(1,564,756)

Net unrealized appreciation (depreciation)	$21,865,547

Cost for federal income tax purposes	$233,156,023

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	4,084,705	–	4,084,705	–
Capital Goods	1,506,324	–	1,506,324	–
Communications Services	13,864,343	–	13,864,343	–
Consumer Cyclical	8,025,384	–	8,025,384	–
Consumer Non-Cyclical	4,910,752	–	4,910,752	–
Energy	1,520,725	–	1,520,725	–
Financials	2,958,026	–	2,958,026	–
Industrials	505,004	–	505,004	–
Technology	2,831,551	–	2,831,551	–
Transportation	935,277	–	935,277	–
Utilities	1,045,161	–	1,045,161	–

Common Stock
Consumer Discretionary	19,470,082	19,470,082	–	–
Consumer Staples	9,175,527	9,175,527	–	–
Energy	11,948,900	11,948,900	–	–
Financials	26,655,542	26,655,542	–	–
Health Care	14,413,352	14,413,352	–	–
Industrials	13,048,760	13,048,760	–	–
Information Technology	19,891,058	19,891,058	–	–
Materials	3,859,859	3,859,859	–	–
Utilities	2,775,565	2,775,565	–	–

Long-Term Fixed Income
Asset-Backed Securities	2,586,155	–	2,586,155	–
Basic Materials	1,978,632	–	1,816,452	162,180
Capital Goods	1,530,345	–	1,530,345	–
Collateralized Mortgage Obligations	11,614,850	–	11,614,850	–
Commercial Mortgage-Backed Securities	1,029,412	–	1,029,412	–
Communications Services	4,760,079	–	4,760,079	–
Consumer Cyclical	2,927,250	–	2,927,250	–
Consumer Non-Cyclical	4,059,688	–	4,059,688	–
Energy	3,450,135	–	3,450,135	–
Financials	11,459,043	–	11,459,043	–
Foreign Government	849,256	–	849,256	–
Mortgage-Backed Securities	11,007,151	–	11,007,151	–
Technology	1,544,300	–	1,544,300	–
Transportation	1,081,517	–	1,081,517	–
U.S. Government and Agencies	285,211	–	285,211	–
Utilities	3,098,601	–	2,899,101	199,500

Preferred Stock
Financials	4,180,249	3,233,240	947,009	–
Utilities	403,959	–	403,959	–
Short-Term Investments	23,749,840	23,349,918	399,922	–

Total	$255,021,570	$147,821,803	$106,838,087	$361,680

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	199,742	199,742	–	–

Total Asset Derivatives	$199,742	$199,742	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(75)	June 2014	($8,972,819)	($8,958,985)	$13,834
S&P 500 Index Futures	12	June 2014	5,510,750	5,633,700	122,950
Ultra Long Term U.S. Treasury Bond Futures	14	June 2014	1,998,980	2,061,938	62,958
Total Futures Contracts					$199,742

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets-Net unrealized appreciation/(depreciation) on Futures contracts	$76,792
Total Interest Rate Contracts		76,792
Equity Contracts
Futures*	Net Assets-Net unrealized appreciation/(depreciation) on Futures contracts	122,950
Total Equity Contracts		122,950

Total Asset Derivatives		$199,742

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	10,846

Total Interest Rate Contracts		10,846

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	217,641

Total Equity Contracts		217,641

Total		$228,487

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Balanced Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	42,057
Total Interest Rate Contracts		42,057

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	63,745
Total Equity Contracts		63,745

Total		$105,802

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table presents Balanced Income Plus Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,790,910	1.6%
Interest Rate Contracts	2,805,233	1.2

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Short Term Investment	$24,239,009	$63,213,996	$64,103,087	23,349,918	$23,349,918	$5,497
Total Value and Income Earned	24,239,009				23,349,918	5,497

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (41.4%)[a]	Value
Basic Materials (3.7%)
	Alpha Natural Resources, Inc., Term Loan
$1,554,316	3.500%, 5/22/2020	$1,497,320
	Arch Coal, Inc., Term Loan
2,232,982	6.250%, 5/16/2018	2,168,784
	Fortescue Metals Group, Ltd., Term Loan
2,282,736	4.250%, 6/30/2019	2,280,750
	Ineos Group Holdings, Ltd., Term Loan
2,267,447	3.750%, 5/4/2018	2,245,135
	NewPage Corporation, Term Loan
2,580,000	9.500%, 2/11/2021	2,601,491
	Tronox Pigments BV, Term Loan
975,000	0.000%, 3/19/2020[b,c]	973,908

	Total	11,767,388

Capital Goods (1.4%)
	ADS Waste Holdings, Inc., Term Loan
2,241,675	3.750%, 10/9/2019	2,223,921
	Berry Plastics Group, Inc., Term Loan
257,400	3.500%, 2/8/2020	254,733
	Silver II Borrower, Term Loan
2,185,789	4.000%, 12/13/2019	2,178,139

	Total	4,656,793

Communications Services (14.7%)
	Cengage Learning Aquisitions, Term Loan
1,775,000	7.000%, 3/31/2020	1,801,625
	Cincinnati Bell, Inc., Term Loan
1,119,375	4.000%, 9/10/2020	1,109,110
	Clear Channel Communications, Inc., Term Loan
3,382	3.800%, 1/29/2016	3,352
2,219,170	6.900%, 1/30/2019	2,200,396
62,448	7.650%, 7/30/2019	62,545
	Fairpoint Communications, Term Loan
2,009,775	7.500%, 2/14/2019[b,c]	2,071,153
	Grande Communications Networks, LLC, Term Loan
2,267,863	4.500%, 5/29/2020	2,249,447
	Hargray Communications Group, Inc., Term Loan
2,267,863	4.750%, 6/26/2019	2,279,202
	IMG Worldwide, Inc., Term Loan
1,125,000	0.000%, 3/19/2021[b,c]	1,120,781
	Integra Telecom Holdings, Inc., Term Loan
2,267,174	5.250%, 2/22/2019	2,272,842
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,248,605
	LTS Buyer, LLC, Term Loan
2,233,125	4.000%, 4/13/2020	2,224,751
	McGraw-Hill Global Education, LLC, Term Loan
2,000,458	5.750%, 3/22/2019	2,015,462
	NEP/NCP Holdco, Inc., Term Loan
3,257,400	4.250%, 1/22/2020	3,245,185
	NTelos, Inc., Term Loan
2,232,998	5.750%, 11/9/2019	2,234,404
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,158,365	5.500%, 7/31/2018	2,155,667
	SBA Senior Finance II, LLC, Term Loan
1,750,000	3.250%, 3/24/2021	1,737,610
	TNS, Inc., Term Loan
2,144,676	5.000%, 2/14/2020	2,143,347
	Univision Communications, Inc., Term Loan
2,267,217	4.000%, 3/1/2020	2,256,833
	Virgin Media Investment Holdings, Ltd., Term Loan
2,285,000	3.500%, 6/7/2020	2,268,525
	Visant Corporation, Term Loan
1,575,000	5.250%, 12/22/2016	1,537,027
	WideOpenWest Finance, LLC, Term Loan
2,267,174	4.750%, 4/1/2019	2,268,603
	WMG Acquisition Corporation, Term Loan
258,700	3.750%, 7/1/2020	256,167
	XO Communications, LLC, Term Loan
550,000	4.250%, 3/20/2021	549,659
	Yankee Cable Acquisition, LLC, Term Loan
2,248,647	4.500%, 3/1/2020	2,248,647
	Zayo Group, LLC, Term Loan
2,266,405	4.000%, 7/2/2019	2,258,767

	Total	46,819,712

Consumer Cyclical (7.6%)
	Bally Technologies, Inc., Term Loan
2,034,775	4.250%, 11/25/2020	2,035,284
	Booz Allen Hamilton, Inc., Term Loan
1,116,499	5.250%, 7/31/2019	1,115,918
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,161,034	4.250%, 2/23/2017	2,169,138
	Ceridian Corporation, Term Loan
2,179,448	4.402%, 5/9/2017	2,177,182
	Chrysler Group, LLC, Term Loan
257,354	3.500%, 5/24/2017	256,849
2,350,000	3.250%, 12/31/2018	2,330,613
	Golden Nugget, Inc., Delayed Draw
239,400	5.500%, 11/21/2019	244,561
	Golden Nugget, Inc., Term Loan
558,600	5.500%, 11/21/2019	570,643
	J.C. Penney Corporation, Inc., Term Loan
2,267,862	6.000%, 5/22/2018	2,249,447
	Las Vegas Sands, LLC, Term Loan
2,369,063	3.250%, 12/19/2020	2,355,061
	Marina District Finance Company, Inc., Term Loan
2,124,675	6.750%, 8/15/2018	2,158,309

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (41.4%)[a]	Value
Consumer Cyclical (7.6%) - continued
	Mohegan Tribal Gaming Authority, Term Loan
$1,745,625	5.500%, 11/19/2019	$1,770,064
	ROC Finance, LLC, Term Loan
258,700	5.000%, 6/20/2019	250,724
	Scientific Games International, Inc., Term Loan
2,279,287	4.250%, 10/18/2020	2,271,698
	Seminole Hard Rock Entertainment, Inc., Term Loan
129,025	3.500%, 5/14/2020	127,977
	Seminole Indian Tribe of Florida, Term Loan
241,800	3.000%, 4/29/2020	240,289
	Toys R Us, Inc., Term Loan
2,232,271	5.250%, 5/25/2018	1,832,047

	Total	24,155,804

Consumer Non-Cyclical (3.7%)
	Albertsons, Inc., Term Loan
2,496,803	4.750%, 3/21/2019	2,501,173
	CHS/Community Health Systems, Inc., Term Loan
2,493,750	4.250%, 1/27/2021	2,502,303
	Del Monte Corporation, Term Loan
38,792	3.500%, 3/9/2020	38,468
	Roundy's Supermarkets, Inc., Term Loan
2,294,726	5.750%, 3/3/2021	2,297,594
	Supervalu, Inc., Term Loan
2,284,035	4.500%, 3/21/2019	2,275,105
	Van Wagner Communications, LLC, Term Loan
2,201,966	6.250%, 8/3/2018	2,226,056

	Total	11,840,699

Energy (1.6%)
	Exgen Renewables I, LLC, Term Loan
1,338,741	5.250%, 2/6/2021	1,355,475
	McJunkin Red Man Corporation, Term Loan
1,343,250	4.750%, 11/8/2019	1,348,569
	Offshore Group Investment, Ltd., Term Loan
128,700	5.750%, 3/28/2019	128,057
	Pacific Drilling SA, Term Loan
2,267,862	4.500%, 6/3/2018	2,265,028

	Total	5,097,129

Financials (1.9%)
	Delos Finance Sarl, Term Loan
2,375,000	3.500%, 3/6/2021	2,365,358
	Harland Clarke Holdings Corporation, Term Loan
2,242,156	7.000%, 5/22/2018	2,260,654
	TransUnion, LLC, Term Loan
1,125,000	4.000%, 3/21/2021	1,118,903
	WaveDivision Holdings, LLC, Term Loan
256,750	4.000%, 10/12/2019	256,349

	Total	6,001,264

Industrials (0.7%)
	Rexnord, LLC, Term Loan
2,238,750	4.000%, 8/21/2020	2,227,959

	Total	2,227,959

Technology (3.4%)
	Avago Technologies, Ltd., Term Loan
1,875,000	0.000%, 4/16/2021[b,c]	1,879,950
	BMC Software, Inc., Term Loan
2,244,375	5.000%, 9/10/2020	2,235,016
	First Data Corporation Extended, Term Loan
2,285,000	4.152%, 3/23/2018	2,280,727
	Freescale Semiconductor, Inc., Term Loan
2,267,217	4.250%, 2/28/2020	2,263,680
	Infor US, Inc., Term Loan
2,069,813	3.750%, 6/3/2020	2,053,006
	SunGard Data Systems, Inc., Term Loan
113,320	4.000%, 3/8/2020	113,533

	Total	10,825,912

Transportation (1.4%)
	American Airlines, Inc., Term Loan
4,500,987	3.750%, 6/27/2019	4,488,340

	Total	4,488,340

Utilities (1.3%)
	Calpine Corporation, Term Loan
256,692	4.000%, 4/1/2018	256,728
1,496,250	4.000%, 10/31/2020	1,495,711
	Intergen NV, Term Loan
2,267,863	5.500%, 6/15/2020	2,282,037

	Total	4,034,476

	Total Bank Loans (cost $132,273,659)	131,915,476

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Asset-Backed Securities (3.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
963,602	0.292%, 7/25/2036[d]	891,009
	Bayview Opportunity Master Fund Trust IIB, LP
865,260	3.950%, 1/28/2034[e]	866,820
	Countrywide Asset-Backed Certificates
626,646	5.859%, 10/25/2046	477,660
	Credit Based Asset Servicing and Securitization, LLC
701,249	3.814%, 12/25/2036	464,596

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Asset-Backed Securities (3.1%) - continued
	First Horizon ABS Trust
$989,898	0.312%, 10/25/2034[d,f]	$837,159
	GMAC Mortgage Corporation Loan Trust
1,675,813	0.332%, 8/25/2035[d,f]	1,367,440
1,378,886	0.332%, 12/25/2036[d,f]	1,181,977
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035	759,365
	Renaissance Home Equity Loan Trust
1,401,589	5.608%, 5/25/2036	979,384
982,422	5.285%, 1/25/2037	531,594
	Wachovia Asset Securitization, Inc.
1,734,086	0.292%, 7/25/2037[d,f,g]	1,498,665

	Total	9,855,669

Basic Materials (1.8%)
	Anglo American Capital plc
200,000	1.177%, 4/15/2016[d,e]	200,606
	ArcelorMittal
500,000	6.000%, 3/1/2021	535,000
	Dow Chemical Company
136,000	8.550%, 5/15/2019	174,345
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[e]	271,690
269,000	7.000%, 2/15/2021[e]	272,699
	FMG Resources Pty. Ltd.
469,079	6.875%, 2/1/2018[e]	494,878
	Freeport-McMoRan Copper & Gold, Inc.
162,000	2.375%, 3/15/2018	162,918
	Groupe Office Cherifien des Phosphates SA
375,000	5.625%, 4/25/2024[e]	375,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
469,079	8.875%, 2/1/2018	488,428
	Ineos Finance plc
394,000	7.500%, 5/1/2020[e]	430,937
	Inmet Mining Corporation
79	8.750%, 6/1/2020[e]	86
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	156,939
136,000	6.000%, 11/15/2021	160,520
	Minsur SA
370,000	6.250%, 2/7/2024[e]	392,200
	Mosaic Company
138,000	3.750%, 11/15/2021	140,560
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[e]	752,870
	Trinseo Materials Operating SCA
427,000	8.750%, 2/1/2019	454,755
	Vale Overseas, Ltd.
207,000	6.250%, 1/23/2017	231,581
	Xstrata Finance Canada, Ltd.
137,000	2.050%, 10/23/2015[e]	138,687

	Total	5,834,699

Capital Goods (1.3%)
	BAE Systems plc
202,000	3.500%, 10/11/2016[e]	210,786
	Cemex Finance, LLC
469,079	9.375%, 10/12/2017[e]	540,614
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	477,874
	Crown Americas Capital Corporation IV
390,000	4.500%, 1/15/2023	372,450
	Eaton Corporation
138,000	1.500%, 11/2/2017	138,218
	Harsco Corporation
207,000	2.700%, 10/15/2015	210,881
	Nortek, Inc.
469,079	8.500%, 4/15/2021	517,160
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	520,678
	Roper Industries, Inc.
240,000	1.850%, 11/15/2017	241,198
215,000	2.050%, 10/1/2018	214,452
	Textron, Inc.
202,000	4.625%, 9/21/2016	217,336
	United Rentals North America, Inc.
376,000	7.375%, 5/15/2020	416,420

	Total	4,078,067

Collateralized Mortgage Obligations (8.4%)
	Banc of America Alternative Loan Trust
1,024,563	6.000%, 11/25/2035	867,735
800,024	0.952%, 5/25/2046[d]	580,870
	Banc of America Mortgage Trust
552,612	2.734%, 7/25/2035	508,665
	BCAP, LLC Trust
1,076,946	0.332%, 3/25/2037[d]	869,352
	CHL Mortgage Pass-Through Trust
405,357	6.250%, 9/25/2036	361,013
650,978	6.000%, 4/25/2037	593,053
	Countrywide Alternative Loan Trust
586,139	6.500%, 8/25/2036	430,879
1,279,360	6.000%, 11/25/2036	1,078,571
924,212	6.000%, 1/25/2037	817,488
662,311	5.500%, 5/25/2037	556,373
	Countrywide Home Loans, Inc.
390,957	2.468%, 3/20/2036	319,165
	Credit Suisse First Boston Mortgage Securities Corporation
467,613	5.250%, 10/25/2035	465,486
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
844,149	5.500%, 11/25/2035	785,251
432,379	0.896%, 4/25/2047[d]	377,391
	GMAC Mortgage Corporation Loan Trust
504,469	4.706%, 9/19/2035	496,439
	Greenpoint Mortgage Funding Trust
407,519	0.352%, 10/25/2045[d]	313,947
	HomeBanc Mortgage Trust
1,504,242	2.260%, 4/25/2037	1,072,993

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Collateralized Mortgage Obligations (8.4%) - continued
	IndyMac Index Mortgage Loan Trust
$490,452	4.769%, 10/25/2035	$421,001
	J.P. Morgan Alternative Loan Trust
1,666,965	2.378%, 3/25/2036	1,313,783
583,537	6.500%, 3/25/2036	531,109
	J.P. Morgan Mortgage Trust
688,788	2.851%, 8/25/2035	692,375
627,844	2.526%, 1/25/2037	555,226
	Lehman Mortgage Trust
337,492	6.000%, 1/25/2036	319,826
	Lehman XS Trust
1,160,822	0.312%, 3/25/2037[d]	722,807
	Master Asset Securitization Trust
527,213	0.652%, 6/25/2036[d]	329,352
	Merrill Lynch Mortgage Investors Trust
865,972	6.250%, 8/25/2036	685,277
	MortgageIT Trust
1,056,532	0.412%, 12/25/2035[d]	983,263
902,694	0.352%, 4/25/2036[d]	614,996
	RALI Trust
415,665	0.372%, 7/25/2036[d]	274,258
1,110,513	5.750%, 4/25/2037	883,800
	Residential Accredit Loans, Inc.
425,434	3.564%, 9/25/2035	354,140
1,017,181	5.750%, 9/25/2035	919,522
	RFMSI Trust
945,668	6.000%, 7/25/2037	863,617
	Sequoia Mortgage Trust
702,705	2.553%, 9/20/2046	593,780
	Structured Adjustable Rate Mortgage Loan Trust
818,798	5.164%, 7/25/2035	713,064
	Structured Asset Mortgage Investments, Inc.
948,522	0.462%, 12/25/2035[d]	739,607
1,050,588	0.362%, 5/25/2046[d]	795,470
	Vericrest Opportunity Loan Transferee
515,509	3.625%, 3/25/2054[g]	518,756
475,227	3.625%, 4/25/2055[g]	478,034
	WaMu Mortgage Pass Through Certificates
253,261	2.397%, 8/25/2046	218,767
	Washington Mutual Alternative Mortgage Pass Through Certificates
445,310	0.876%, 2/25/2047[d]	300,058
	Wells Fargo Mortgage Backed Securities Trust
608,665	2.612%, 3/25/2036	603,144
641,927	2.610%, 7/25/2036	600,545
353,344	6.000%, 7/25/2037	352,214

	Total	26,872,462

Commercial Mortgage-Backed Securities (0.8%)
	Commercial Mortgage Pass-Through Certificates
918,304	0.282%, 12/15/2020[d,e]	914,458
	Credit Suisse Mortgage Capital Certificates
1,182,072	0.322%, 10/15/2021[d,e]	1,178,002
	Government National Mortgage Association
246,533	3.214%, 1/16/2040	249,880
	HarborView Mortgage Loan Trust
328,270	2.717%, 12/19/2035	292,935

	Total	2,635,275

Communications Services (3.8%)
	AMC Networks, Inc.
469,079	7.750%, 7/15/2021	525,368
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	150,592
	American Tower Corporation
202,000	7.000%, 10/15/2017	235,061
	AT&T, Inc.
345,000	2.400%, 8/15/2016	355,941
	British Telecommunications plc
210,000	1.250%, 2/14/2017	210,172
	CBS Corporation
210,000	8.875%, 5/15/2019	270,803
	CC Holdings GS V, LLC
363,000	2.381%, 12/15/2017	367,113
	CCO Holdings, LLC
469,079	7.000%, 1/15/2019	495,465
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	538,750
	Cequel Communications Escrow 1, LLC
390,000	6.375%, 9/15/2020[e]	408,525
	Cox Communications, Inc.
210,000	9.375%, 1/15/2019[e]	272,688
	Digicel, Ltd.
469,079	6.000%, 4/15/2021[e]	474,942
	DIRECTV Holdings, LLC
166,000	3.500%, 3/1/2016	173,571
171,000	5.875%, 10/1/2019	196,641
	Hughes Satellite Systems Corporation
376,000	6.500%, 6/15/2019	413,600
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	506,605
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	421,120
	Nara Cable Funding, Ltd.
500,000	8.875%, 12/1/2018[e]	540,000
	NBC Universal Enterprise, Inc.
201,000	1.662%, 4/15/2018[e]	200,475
	Numericable Group SA
415,000	6.000%, 5/15/2022[c,e]	424,856
	SBA Tower Trust
276,000	5.101%, 4/17/2017[e]	295,444
	Sprint Communications, Inc.
469,079	9.000%, 11/15/2018[e]	571,690
	Telefonica Emisiones SAU
272,000	3.992%, 2/16/2016	285,986
218,000	3.192%, 4/27/2018	225,934
	Time Warner Cable, Inc.
405,000	5.000%, 2/1/2020	453,270
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	567,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Communications Services (3.8%) - continued
	Verizon Communications, Inc.
$255,000	2.500%, 9/15/2016	$263,913
175,000	1.984%, 9/14/2018[d]	184,768
276,000	3.650%, 9/14/2018	294,666
140,000	2.550%, 6/17/2019	141,339
	WideOpenWest Finance, LLC
500,000	10.250%, 7/15/2019	565,000
	Wind Acquisition Finance SA
420,000	7.375%, 4/23/2021[e]	431,550
	Windstream Corporation
500,000	7.750%, 10/1/2021	541,250

	Total	12,004,098

Consumer Cyclical (2.7%)
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022[e]	458,080
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	527,127
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	382,180
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[e]	135,547
	Delphi Corporation
207,000	6.125%, 5/15/2021	230,546
	Ford Motor Credit Company, LLC
275,000	3.984%, 6/15/2016	291,632
207,000	1.500%, 1/17/2017	207,798
135,000	3.000%, 6/12/2017	140,808
203,000	5.000%, 5/15/2018	225,367
	General Motors Company
223,000	3.500%, 10/2/2018[e]	227,739
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	473,770
	GLP Capital, LP
500,000	4.875%, 11/1/2020[e]	516,250
	Hilton Worldwide Finance, LLC
500,000	5.625%, 10/15/2021[e]	521,250
	Hyundai Capital America
210,000	1.450%, 2/6/2017[e]	210,303
	Jaguar Land Rover Automotive plc
376,000	5.625%, 2/1/2023[e]	392,450
	KB Home
412,000	4.750%, 5/15/2019	410,970
	L Brands, Inc.
376,000	6.625%, 4/1/2021	420,650
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	293,789
	MGM Resorts International
470,000	5.250%, 3/31/2020	483,113
	Nissan Motor Acceptance Corporation
140,000	0.786%, 3/3/2017[d,e]	140,315
	Royal Caribbean Cruises, Ltd.
469,079	5.250%, 11/15/2022	478,461
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	273,695
	TRW Automotive, Inc.
135,000	7.250%, 3/15/2017[e]	155,250
	West Corporation
469,079	8.625%, 10/1/2018	500,742
	Wynn Las Vegas, LLC
376,000	5.375%, 3/15/2022	389,160

	Total	8,486,992

Consumer Non-Cyclical (3.3%)
	AbbVie, Inc.
140,000	2.000%, 11/6/2018	139,697
	Altria Group, Inc.
274,000	9.700%, 11/10/2018	361,695
	Anheuser-Busch InBev Worldwide, Inc.
207,000	7.750%, 1/15/2019	256,912
	Beam, Inc.
140,000	5.375%, 1/15/2016	149,239
	Boston Scientific Corporation
210,000	2.650%, 10/1/2018	213,055
	Celgene Corporation
255,000	1.900%, 8/15/2017	258,629
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	403,260
	ConAgra Foods, Inc.
288,000	2.100%, 3/15/2018	288,416
	Coventry Health Care, Inc.
120,000	5.950%, 3/15/2017	135,462
	CVS Caremark Corporation
136,000	2.250%, 12/5/2018	136,985
	Emergency Medical Services Corporation
305,079	8.125%, 6/1/2019	324,146
	Express Scripts Holding Company
223,000	2.650%, 2/15/2017	231,349
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[e]	499,569
	Gilead Sciences, Inc.
220,000	3.050%, 12/1/2016	231,204
	Hawk Acquisition Sub, Inc.
376,000	4.250%, 10/15/2020[e]	370,548
	HCA, Inc.
469,079	4.750%, 5/1/2023	460,870
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[e]	395,625
	JBS Finance II, Ltd.
469,079	8.250%, 1/29/2018[g]	501,915
	Kroger Company
280,000	1.200%, 10/17/2016	280,349
	Lorillard Tobacco Company
210,000	8.125%, 6/23/2019	261,058
	McKesson Corporation
270,000	1.292%, 3/10/2017	270,289
	Medco Health Solutions, Inc.
110,000	7.125%, 3/15/2018	130,435
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	140,056
	Mylan, Inc.
276,000	1.350%, 11/29/2016	276,916
	Pernod Ricard SA
140,000	2.950%, 1/15/2017[e]	145,703
140,000	5.750%, 4/7/2021[e]	159,787
	Perrigo Company, Ltd.
117,000	1.300%, 11/8/2016[e]	116,804
134,000	2.300%, 11/8/2018[e]	132,860

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Consumer Non-Cyclical (3.3%) - continued
	Revlon Consumer Products Corporation
$469,079	5.750%, 2/15/2021	$472,597
	SABMiller plc
207,000	6.500%, 7/15/2018[e]	242,736
	Safeway, Inc.
276,000	3.400%, 12/1/2016	289,981
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	407,960
	Thermo Fisher Scientific, Inc.
212,000	1.300%, 2/1/2017	212,262
212,000	2.400%, 2/1/2019	214,076
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[e]	511,296
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[e]	557,500
	Watson Pharmaceuticals, Inc.
303,000	1.875%, 10/1/2017	305,613
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[e]	139,507

	Total	10,626,361

Energy (2.7%)
	BP Capital Markets plc
223,000	0.656%, 11/7/2016[d]	224,222
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	266,519
	CGG SA
440,000	6.875%, 1/15/2022[e]	443,300
	CNOOC Nexen Finance 2014 ULC
200,000	1.625%, 4/30/2017	199,776
	Concho Resources, Inc.
469,079	6.500%, 1/15/2022	513,642
	Continental Resources, Inc.
295,000	7.125%, 4/1/2021	334,088
	Devon Energy Corporation
207,000	1.200%, 12/15/2016	207,700
	Energy Transfer Partners, LP
134,000	6.700%, 7/1/2018	155,499
	EQT Corporation
52,000	5.150%, 3/1/2018	56,614
134,000	8.125%, 6/1/2019	163,960
	Harvest Operations Corporation
469,079	6.875%, 10/1/2017	508,364
	Hess Corporation
138,000	8.125%, 2/15/2019	173,806
	Kodiak Oil & Gas Corporation
469,079	5.500%, 1/15/2021	483,151
	Linn Energy, LLC
500,000	7.250%, 11/1/2019[e]	516,875
469,079	8.625%, 4/15/2020	506,019
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[e]	131,635
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[e]	390,100
	Oasis Petroleum, Inc.
376,000	6.875%, 1/15/2023	407,020
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023	492,500
	Petrobras Global Finance BV
207,000	2.000%, 5/20/2016	206,718
465,000	3.113%, 3/17/2020[d]	470,231
	Petroleos Mexicanos
239,000	3.125%, 1/23/2019[e]	244,676
	Range Resources Corporation
661,400	5.000%, 8/15/2022	679,588
	Suncor Energy, Inc.
140,000	6.100%, 6/1/2018	162,156
	Transocean, Inc.
205,000	6.000%, 3/15/2018	228,916
	Weatherford International, Ltd.
156,000	6.000%, 3/15/2018	177,633
114,000	9.625%, 3/1/2019	149,580

	Total	8,494,288

Financials (9.1%)
	Abbey National Treasury Services plc
140,000	3.050%, 8/23/2018	145,814
	ABN AMRO Bank NV
207,000	2.500%, 10/30/2018[e]	208,503
	American International Group, Inc.
345,000	8.250%, 8/15/2018	431,024
	ANZ New Zealand International, Ltd.
200,000	1.400%, 4/27/2017[e]	199,746
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[e]	142,527
	Bank of America Corporation
290,000	5.750%, 8/15/2016	317,571
268,000	5.700%, 5/2/2017	296,627
305,000	5.750%, 12/1/2017	345,099
138,000	2.000%, 1/11/2018	138,239
517,000	1.304%, 3/22/2018[d]	522,933
420,000	5.650%, 5/1/2018	476,409
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[h]	146,680
	Bank of Nova Scotia
207,000	1.100%, 12/13/2016	208,019
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
280,000	0.645%, 3/10/2017[d,e]	279,925
	Banque Federative du Credit Mutuel SA
207,000	1.078%, 1/20/2017[d,e]	208,114
	Barclays Bank plc
140,000	5.140%, 10/14/2020	150,787
	BB&T Corporation
202,000	2.050%, 6/19/2018	202,851
	BBVA Banco Continental SA
202,000	2.250%, 7/29/2016[e]	202,253
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[h]	729,300
	BBVA US Senior SAU
250,000	4.664%, 10/9/2015	262,483
	Bear Stearns Companies, LLC
345,000	6.400%, 10/2/2017	399,045
	BNP Paribas SA
189,000	1.250%, 12/12/2016	189,249
208,000	2.375%, 9/14/2017	213,706
	BPCE SA
250,000	1.625%, 2/10/2017	251,347

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Financials (9.1%) - continued
$358,000	5.150%, 7/21/2024[e]	$364,011
	Branch Banking and Trust Company
223,000	0.666%, 12/1/2016[d]	223,855
	Capital One Financial Corporation
267,000	6.150%, 9/1/2016	296,989
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	455,063
	Citigroup, Inc.
345,000	5.500%, 2/15/2017	380,775
229,000	6.000%, 8/15/2017	259,446
215,000	8.500%, 5/22/2019	273,925
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
240,000	4.625%, 12/1/2023	250,123
500,000	11.000%, 12/29/2049[e,h]	666,250
	Credit Agricole SA
225,000	1.625%, 4/15/2016[e]	227,491
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[e,h]	388,878
	CyrusOne, LP
469,079	6.375%, 11/15/2022	498,396
	DDR Corporation
140,000	9.625%, 3/15/2016	161,307
	Denali Borrower, LLC
500,000	5.625%, 10/15/2020[e]	513,750
	Discover Bank
70,000	8.700%, 11/18/2019	88,655
	Discover Financial Services
138,000	6.450%, 6/12/2017	157,396
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	347,698
	General Electric Capital Corporation
350,000	5.625%, 9/15/2017	397,100
94,000	1.625%, 4/2/2018	93,873
	Genworth Financial, Inc.
200,000	7.700%, 6/15/2020	245,837
	Goldman Sachs Group, Inc.
70,000	3.700%, 8/1/2015	72,516
276,000	6.250%, 9/1/2017	315,393
70,000	2.375%, 1/22/2018	70,807
138,000	2.625%, 1/31/2019	138,268
228,000	7.500%, 2/15/2019	276,841
357,000	5.700%, 12/29/2049[h]	364,586
	Hartford Financial Services Group, Inc.
303,000	6.000%, 1/15/2019	351,864
	HBOS plc
276,000	6.750%, 5/21/2018[e]	314,342
	HCP, Inc.
100,000	3.750%, 2/1/2016	105,033
139,000	3.750%, 2/1/2019	147,545
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	146,968
	HSBC Finance Corporation
276,000	6.676%, 1/15/2021	326,488
	Huntington National Bank
223,000	1.300%, 11/20/2016	224,124
	Icahn Enterprises, LP
620,000	6.000%, 8/1/2020[e]	654,100
	ING Bank NV
358,000	5.800%, 9/25/2023[e]	392,504
200,000	4.125%, 11/21/2023	203,100
	ING Capital Funding Trust III
144,000	3.834%, 12/29/2049[d,h]	143,640
	International Lease Finance Corporation
140,000	2.183%, 6/15/2016[d]	141,400
420,000	5.875%, 4/1/2019	455,700
	Intesa Sanpaolo SPA
102,000	3.625%, 8/12/2015[e]	104,606
68,000	3.875%, 1/16/2018	71,451
201,000	3.875%, 1/15/2019	208,993
	J.P. Morgan Chase & Company
276,000	3.450%, 3/1/2016	288,852
140,000	0.756%, 2/15/2017[d]	140,386
200,000	2.000%, 8/15/2017	202,969
138,000	6.300%, 4/23/2019	163,193
276,000	7.900%, 4/29/2049[h]	311,880
775,000	6.750%, 8/29/2049[h]	821,500
	KeyCorp
223,000	2.300%, 12/13/2018	223,947
	Kookmin Bank
223,000	1.103%, 1/27/2017[d,e]	224,301
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[e]	59,220
	Liberty Property, LP
223,000	5.500%, 12/15/2016	244,800
	Macquarie Bank, Ltd.
207,000	5.000%, 2/22/2017[e]	226,088
	Metropolitan Life Global Funding I
150,000	1.300%, 4/10/2017[e]	149,770
	Mizuho Corporate Bank, Ltd.
207,000	1.550%, 10/17/2017[e]	206,062
	Morgan Stanley
235,000	1.750%, 2/25/2016	238,152
345,000	6.250%, 8/28/2017	394,720
138,000	2.500%, 1/24/2019	138,116
150,000	4.875%, 11/1/2022	158,288
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	417,981
	National City Corporation
140,000	6.875%, 5/15/2019	166,649
	Nomura Holdings, Inc.
207,000	2.000%, 9/13/2016	209,730
135,000	2.750%, 3/19/2019	134,994
	PNC Bank NA
276,000	1.150%, 11/1/2016	277,256
	Prologis, LP
173,000	6.625%, 5/15/2018	201,692
	Prudential Covered Trust
184,000	2.997%, 9/30/2015[e]	189,109
	Realty Income Corporation
191,000	2.000%, 1/31/2018	189,223
	Regions Bank
292,000	7.500%, 5/15/2018	344,596
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	334,396
	Royal Bank of Scotland Group plc
207,000	5.050%, 1/8/2015	212,239
134,000	1.174%, 3/31/2017[d]	134,269
358,000	7.640%, 3/29/2049[h]	372,320
358,000	7.648%, 8/29/2049[h]	393,800
	Santander US Debt SAU
252,000	3.781%, 10/7/2015[e]	261,592

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Financials (9.1%) - continued
	SLM Corporation
$150,000	6.250%, 1/25/2016	$161,813
150,000	4.625%, 9/25/2017	157,500
	Societe Generale SA
207,000	5.750%, 4/20/2016[e]	223,572
	State Bank of India
375,000	3.622%, 4/17/2019[e]	370,997
	Sumitomo Mitsui Banking Corporation
414,000	1.300%, 1/10/2017	415,376
	Suncorp-Metway, Ltd.
138,000	0.933%, 3/28/2017[d,e]	138,001
	Swiss RE Capital I, LP
202,000	6.854%, 5/29/2049[e,h]	216,140
	Ventas Realty, LP
276,000	1.550%, 9/26/2016	278,934
134,000	1.250%, 4/17/2017	133,561
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	216,681
	Wells Fargo & Company
175,000	1.250%, 7/20/2016	176,496
	Westpac Banking Corporation
223,000	0.665%, 11/25/2016[d]	223,509

	Total	28,934,008

Foreign Government (0.8%)
	Azerbaijan Government International Bond
215,000	4.750%, 3/18/2024[e]	216,656
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[e]	206,200
	Colombia Government International Bond
250,000	2.625%, 3/15/2023	228,250
	Costa Rica Government International Bond
375,000	7.000%, 4/4/2044[e]	373,125
	Hungary Government International Bond
480,000	4.000%, 3/25/2019	484,800
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	50,875
	Philippines Government International Bond
50,000	4.200%, 1/21/2024	51,812
	Poland Government International Bond
239,000	4.000%, 1/22/2024	241,032
	Slovenia Government International Bond
400,000	4.125%, 2/18/2019[e]	412,000
	Turkey Government International Bond
365,000	6.625%, 2/17/2045	406,975

	Total	2,671,725

Mortgage-Backed Securities (9.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,250,000	3.000%, 5/1/2029[c]	1,287,647
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,250,000	4.000%, 5/1/2044[c]	1,307,861
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,900,000	3.500%, 5/1/2029[c]	3,054,062
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,550,000	3.500%, 5/1/2044[c]	7,662,660
7,762,500	4.000%, 5/1/2044[c]	8,132,735
8,725,000	4.500%, 5/1/2044[c]	9,367,106

	Total	30,812,071

Technology (1.3%)
	Alliance Data Systems Corporation
469,079	6.375%, 4/1/2020[e]	499,569
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	537,500
	BMC Software Finance, Inc.
469,079	8.125%, 7/15/2021[e]	491,360
	CommScope, Inc.
289,000	8.250%, 1/15/2019[e]	312,843
	EMC Corporation
140,000	1.875%, 6/1/2018	140,626
	First Data Corporation
469,079	7.375%, 6/15/2019[e]	503,087
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[e]	522,500
	Hewlett-Packard Company
276,000	5.400%, 3/1/2017	307,061
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	498,397
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	233,990
	Xerox Corporation
202,000	7.200%, 4/1/2016	224,688

	Total	4,271,621

Transportation (0.8%)
	American Airlines Pass Through Trust
135,856	4.950%, 1/15/2023[e]	145,882
	Avis Budget Car Rental, LLC
270,079	8.250%, 1/15/2019	287,634
	Continental Airlines, Inc.
421,536	6.250%, 4/11/2020	459,475
	Delta Air Lines, Inc.
157,177	4.950%, 5/23/2019	171,307
124,611	4.750%, 5/7/2020	135,436
	Hertz Corporation
376,000	6.750%, 4/15/2019	403,260
	Kansas City Southern de Mexico SA de CV
202,000	0.928%, 10/28/2016[d]	202,600
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[e]	199,056
	United Air Lines, Inc.
219,708	10.400%, 11/1/2016	250,204

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.9%)	Value
Transportation (0.8%) - continued
	US Airways Pass Through Trust
$400,000	3.950%, 11/15/2025	$403,000

	Total	2,657,854

Utilities (2.3%)
	AES Corporation
469,079	7.375%, 7/1/2021	537,095
	Atlas Pipeline Partners, LP
376,000	4.750%, 11/15/2021	357,200
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	540,625
	Constellation Energy Group, Inc.
119,000	5.150%, 12/1/2020	131,682
	DCP Midstream Operating, LP
206,000	2.500%, 12/1/2017	210,797
	Dominion Resources, Inc.
280,000	1.250%, 3/15/2017	280,364
	Duke Energy Corporation
134,000	0.608%, 4/3/2017[d]	134,466
	Electricite de France
207,000	0.688%, 1/20/2017[d,e]	207,627
400,000	5.250%, 12/29/2049[e,h]	408,200
358,000	5.625%, 12/29/2049[e,h]	368,740
	Enel Finance International NV
132,000	3.875%, 10/7/2014[e]	133,708
140,000	5.125%, 10/7/2019[e]	154,722
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067	474,750
	Exelon Generation Company, LLC
152,000	6.200%, 10/1/2017	173,433
138,000	5.200%, 10/1/2019	154,646
	MidAmerican Energy Holdings Company
245,000	1.100%, 5/15/2017[e]	242,803
138,000	5.750%, 4/1/2018	157,622
	NiSource Finance Corporation
276,000	6.400%, 3/15/2018	318,005
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	490,187
	Oleoducto Central SA
400,000	4.000%, 5/7/2021[c,e]	399,000
	ONEOK Partners, LP
138,000	6.150%, 10/1/2016	154,961
134,000	2.000%, 10/1/2017	135,131
150,000	3.200%, 9/15/2018	155,818
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	152,171
	Panhandle Eastern Pipe Line Company, LP
207,000	6.200%, 11/1/2017	235,755
	PG&E Corporation
136,000	2.400%, 3/1/2019	136,425
	PPL Capital Funding, Inc.
311,000	1.900%, 6/1/2018	306,658

	Total	7,152,591

	Total Long-Term Fixed Income (cost $164,145,488)	165,387,781

Shares	Common Stock (4.5%)	Value
Financials (4.5%)
102,295	Aberdeen Asia-Pacific Income Fund, Inc.	638,321
43,645	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,895,660
43,830	iShares MSCI Emerging Markets Minimum Volatility ETF	2,552,659
115,322	MFS Intermediate Income Trust	613,513
71,522	Nuveen Quality Preferred Income Fund II	632,254
28,662	Templeton Emerging Markets Income Fund	414,166
78,119	Templeton Global Income Fund	620,265
64,300	Vanguard MSCI Emerging Markets ETF	2,632,442
36,061	Western Asset Emerging Markets Debt Fund, Inc.	641,886
100,767	Western Asset High Income Opportunity Fund, Inc.	606,617

	Total	14,247,783

	Total Common Stock (cost $13,661,106)	14,247,783

Shares	Preferred Stock (2.0%)	Value
Financials (1.9%)
17,900	Affiliated Managers Group, Inc., 5.250%	461,641
5,370	Agribank FCB, 6.875%[h]	559,487
4,400	Allstate Corporation, 5.100%	110,528
322	Bank of America Corporation, Convertible, 7.250%[h]	366,516
14,320	CHS, Inc., 7.100%[h]	395,518
28,995	Citigroup, Inc., 6.875%[h]	777,936
10,000	Discover Financial Services, 6.500%[h]	252,000
6,965	Farm Credit Bank of Texas, 6.750%[e,h]	717,178
5,600	Goldman Sachs Group, Inc., 5.500%[h]	132,328
19,675	HSBC USA, Inc., 6.500%[h]	501,516
580	M&T Bank Corporation, 6.375%[h]	596,313
14,300	Morgan Stanley, 7.125%[h]	390,390
9,666	U.S. Bancorp 6.500%[h]	278,864
358	Wells Fargo & Company, Convertible, 7.500%[h]	426,385

	Total	5,966,600

Utilities (0.1%)
5,362	Southern California Edison Company, 4.920%[h]	544,913

	Total	544,913

	Total Preferred Stock (cost $6,299,740)	6,511,513

Shares or Principal Amount	Short-Term Investments (11.3%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.120%, 5/28/2014	99,991
200,000	0.085%, 7/30/2014[j]	199,958
35,125,555	Thrivent Cash Management Trust 0.050%	35,125,555

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.3%)[i]	Value
	U.S. Treasury Bill
500,000	0.065%, 6/12/2014	$499,962

	Total Short-Term Investments (at amortized cost)	35,925,466

	Total Investments (cost $352,305,459) 111.1%	$353,988,019

	Other Assets and Liabilities, Net (11.1%)	(35,480,377)

	Total Net Assets 100.0%	$318,507,642

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $32,062,316 or 10.1% of total net assets.

f	All or a portion of the security is insured or guaranteed.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$488,904
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	473,404
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	513,277
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,734,086

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At April 30, 2014, $199,958 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,379,076
Gross unrealized depreciation	(3,704,638)

Net unrealized appreciation (depreciation)	$1,674,438

Cost for federal income tax purposes	$352,313,581

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	11,767,388	–	11,767,388	–
Capital Goods	4,656,793	–	4,656,793	–
Communications Services	46,819,712	–	46,819,712	–
Consumer Cyclical	24,155,804	–	24,155,804	–
Consumer Non-Cyclical	11,840,699	–	11,840,699	–
Energy	5,097,129	–	5,097,129	–
Financials	6,001,264	–	6,001,264	–
Industrials	2,227,959	–	2,227,959	–
Technology	10,825,912	–	10,825,912	–
Transportation	4,488,340	–	4,488,340	–
Utilities	4,034,476	–	4,034,476	–

Long-Term Fixed Income
Asset-Backed Securities	9,855,669	–	9,855,669	–
Basic Materials	5,834,699	–	5,834,699	–
Capital Goods	4,078,067	–	4,078,067	–
Collateralized Mortgage Obligations	26,872,462	–	26,872,462	–
Commercial Mortgage-Backed Securities	2,635,275	–	2,635,275	–
Communications Services	12,004,098	–	12,004,098	–
Consumer Cyclical	8,486,992	–	8,486,992	–
Consumer Non-Cyclical	10,626,361	–	10,626,361	–
Energy	8,494,288	–	8,494,288	–
Financials	28,934,008	–	28,934,008	–
Foreign Government	2,671,725	–	2,671,725	–
Mortgage-Backed Securities	30,812,071	–	30,812,071	–
Technology	4,271,621	–	4,271,621	–
Transportation	2,657,854	–	2,657,854	–
Utilities	7,152,591	–	6,753,591	399,000

Common Stock
Financials	14,247,783	14,247,783	–	–

Preferred Stock
Financials	5,966,600	4,689,935	1,276,665	–
Utilities	544,913	–	544,913	–
Short-Term Investments	35,925,466	35,125,555	799,911	–

Total	$353,988,019	$54,063,273	$299,525,746	$399,000

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	210,356	210,356	–	–

Total Asset Derivatives	$210,356	$210,356	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
5-Yr. U.S. Treasury Bond Futures	(214)	June 2014	($25,602,442)	($25,562,970)	$39,472
Ultra Long Term U.S. Treasury Bond Futures	38	June 2014	5,425,803	5,596,687	170,884
Total Futures Contracts					$210,356

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$210,356
Total Interest Rate Contracts		210,356
Total Asset Derivatives		$210,356

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	43,384

Total Interest Rate Contracts		43,384

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	20,816

Total Credit Contracts		20,816

Total		$64,200

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Opportunity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	71,416

Total Interest Rate Contracts		71,416

Total		$71,416

The following table presents Opportunity Income Plus Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Swaps (Notional*)
Interest Rate
Contracts	$8,165,939	2.8%	N/A
Credit Contracts	N/A	N/A	$62,734

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Short Term Investment	$40,150,617	$133,416,753	$138,441,815	35,125,555	$35,125,555	$13,167
Total Value and Income Earned	40,150,617				35,125,555	13,167

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (96.4%)	Value
Bermuda (0.7%)
182,000	Pacific Basin Shipping, Ltd.	$106,207

	Total	106,207

Brazil (5.6%)
23,300	BR Properties SA	187,048
10,800	Companhia Paranaense de Energia	154,607
31,800	Embraer SA	273,967
18,500	Even Construtora e Incorporadora SAa	60,152
4,700	Natura Cosmeticos SA	80,942
52,000	Oi SAa,b	50,840

	Total	807,556

Chile (0.7%)
128,826	Aguas Andinas SA	79,475
1,927	Empresa Nacional de Telecomunicaciones SA	23,657

	Total	103,132

China (9.4%)
222,000	Air China, Ltd.	126,269
122,000	China Shenhua Energy Company, Ltd.	331,318
128,000	CNOOC, Ltd.	211,565
266,000	Dongfeng Motor Group Company, Ltd.	355,610
286,000	PetroChina Company, Ltd.	329,980

	Total	1,354,742

Colombia (1.8%)
367	Bancolombia SA ADR	20,893
17,473	Bancolumbia SA	240,002

	Total	260,895

Czech Republic (3.5%)
3,040	CEZ AS	91,488
1,807	Komercni Banka AS	416,650

	Total	508,138

Hong Kong (6.3%)
21,000	China Merchants Holdings International Company, Ltd.	65,897
59,500	China Mobile, Ltd.	566,349
11,000	Shenzhou International Group Holdings, Ltd.	37,952
151,000	Sinotruk Hong Kong, Ltd.	80,157
45,000	Weichai Power Company, Ltd.	157,220

	Total	907,575

Hungary (1.2%)
8,996	OTP Bank Nyrt	171,788

	Total	171,788

India (0.8%)
3,959	Reliance Industries, Ltd. GDR[c]	122,951

	Total	122,951

Indonesia (5.2%)
282,100	AKR Corporindo Tbk PT	116,409
5,939	Bank Rakyat Indonesia Persero Tbk PT ADR	101,260
77,000	Indo Tambangraya Megah Tbk PT	170,192
202,400	PT Astra International Tbk	130,405
126,400	United Tractors Tbk PT	237,648

	Total	755,914

Luxembourg (3.0%)
15,077	Ternium SA ADR	432,107

	Total	432,107

Malaysia (3.3%)
60,200	CIMB Group Holdings Berhad	138,676
73,000	Genting Berhad	219,418
18,250	Genting Berhad Warrants[a]	16,151
33,690	Malayan Banking Berhad	102,266

	Total	476,511

Mexico (3.6%)
510,000	America Movil SAB de CV	514,181

	Total	514,181

Peru (1.2%)
13,736	Cia de Minas Buenaventura SA ADR	178,568

	Total	178,568

Poland (5.6%)
5,704	Bank Handlowy w Warszawie SA	212,254
4,891	Bank Pekao SA	313,906
7,346	Grupa Lotos SAa	94,732
56,983	Orange Polska SA	194,608

	Total	815,500

Russia (3.9%)
28,760	Novolipetsk Steel OJSC GDR[a]	335,309
10,727	Phosagro OAO	125,447
12,978	Sberbank of Russia GDR[a]	109,328

	Total	570,084

South Africa (5.3%)
10,649	AngloGold Ashanti, Ltd. ADR	192,747
10,828	Barclays Africa Group, Ltd.	158,620
1,114	Bidvest Group, Ltd.	30,588
9,543	Impala Platinum Holdings, Ltd.	107,581
5,833	MTN Group, Ltd.	117,021
14,880	Reunert, Ltd.	97,784
20,197	Sappi, Ltd.[a]	64,023

	Total	768,364

South Korea (22.6%)
1,168	Hyundai Department Store Company, Ltd.	150,617
2,271	Hyundai Heavy Industries Company, Ltd.	426,980
1,458	Hyundai Mobis	416,527
2,198	Hyundai Motor Company	490,079
3,790	Kangwon Land, Inc.	109,626
1,213	LG Chem, Ltd.	309,629
4,616	POSCO ADR	339,737
240	Samsung Electronics Company, Ltd.	312,951
2,920	Samsung Heavy Industries Company, Ltd.	79,986
1,556	Samsung Life Insurance Company, Ltd.	144,817
6,676	Shinhan Financial Group Company, Ltd.	291,397

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (96.4%)	Value
South Korea (22.6%) - continued
837	Shinsegae Company, Ltd.	$181,721

	Total	3,254,067

Taiwan (5.6%)
101,000	Advanced Semiconductor Engineering, Inc.	117,611
3,306	Chicony Electronics Company, Ltd.	8,609
50,000	Chipbond Technology Corporation	85,637
264,000	Compal Electronics, Inc.	188,347
30,000	Novatek Microelectronics Corporation	139,063
10,000	Powertech Technology, Inc.	16,184
10,000	Richtek Technology Corporation	57,459
8,918	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	179,252
3,000	TPK Holding Company, Ltd.	22,918

	Total	815,080

Thailand (3.5%)
26,600	Kasikornbank pcl	157,796
36,000	PTT pcl	348,538

	Total	506,334

Turkey (1.9%)
6,962	Ford Otomotiv Sanayi ASa	78,778
29,140	Turkiye Garanti Bankasi AS	107,343
12,149	Turkiye Halk Bankasi AS	81,685

	Total	267,806

United States (1.7%)
6,029	iShares MSCI Emerging Markets Index Fund	249,179

	Total	249,179

	Total Common Stock (cost $13,758,634)	13,946,679

Shares	Preferred Stock (2.0%)	Value
Brazil (2.0%)
24,700	Vale SA	293,332

	Total	293,332

	Total Preferred Stock (cost $375,772)	293,332

Shares or Principal Amount	Short-Term Investments (1.5%)[d]	Value
220,359	Thrivent Cash Management Trust 0.050%	220,359

	Total Short-Term Investments (at amortized cost)	220,359

	Total Investments (cost $14,354,765) 99.9%	$14,460,370

	Other Assets and Liabilities, Net 0.1%	12,714

	Total Net Assets 100.0%	$14,473,084

a	Non-income producing security.
b	Security is fair valued.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $122,951 or 0.8% of total net assets.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$923,882
Gross unrealized depreciation	(885,270)

Net unrealized appreciation (depreciation)	$38,612

Cost for federal income tax purposes	$14,421,758

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	2,247,036	–	2,247,036	–
Consumer Staples	80,942	–	80,942	–
Energy	1,609,276	–	1,609,276	–
Financials	3,204,908	371,332	2,833,576	–
Industrials	1,799,112	–	1,799,112	–
Information Technology	1,128,031	179,252	948,779	–
Materials	2,085,148	1,268,606	816,542	–
Telecommunications Services	1,466,656	–	1,415,816	50,840
Utilities	325,570	–	325,570	–

Preferred Stock
Materials	293,332	–	293,332	–
Short-Term Investments	220,359	220,359	–	–

Total	$14,460,370	$2,039,549	$12,369,981	$50,840

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Short Term Investment	$257,720	$2,225,010	$2,262,371	220,359	$220,359	$56
Total Value and Income Earned	257,720				220,359	56

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (19.1%)
7,304	American Axle & Manufacturing Holdings, Inc.[a]	$128,916
63,921	ANN, Inc.[a]	2,505,064
2,246	Asbury Automotive Group, Inc.[a]	138,668
14,267	Boyd Gaming Corporation[a]	168,636
22,899	Brunswick Corporation	920,311
4,271	Buffalo Wild Wings, Inc.[a]	624,078
17,080	Burlington Stores, Inc.[a]	443,909
37,764	Chuy’s Holdings, Inc.[a]	1,357,616
3,740	Core-Mark Holding Company, Inc.	301,220
7,358	Cracker Barrel Old Country Store, Inc.	697,097
43,240	Del Frisco’s Restaurant Group, Inc.[a]	1,124,672
6,770	Dorman Products, Inc.[a]	389,613
11,153	E.W. Scripps Company[a]	191,051
8,370	E-Commerce China Dangdang, Inc.[a,b]	90,312
44,047	Five Below, Inc.[a,b]	1,775,535
15,559	Fox Factory Holding Corporation[a]	264,347
20,660	G-III Apparel Group, Ltd.[a]	1,482,768
5,876	Gray Television, Inc.[a]	66,105
42,613	HomeAway, Inc.[a]	1,390,036
47,698	Imax Corporation[a,b]	1,222,977
44,723	Kate Spade & Company[a]	1,555,019
8,000	Krispy Kreme Doughnuts, Inc.[a]	140,320
71,279	LifeLock, Inc.[a]	1,119,080
3,636	Lithia Motors, Inc.	270,082
909	Meritage Homes Corporation[a]	35,069
55,001	Multimedia Games Holding Company, Inc.[a]	1,606,029
6,406	Nexstar Broadcasting Group, Inc.[b]	255,279
5,611	Oxford Industries, Inc.	370,382
7,410	Red Robin Gourmet Burgers, Inc.[a]	503,732
2,840	Rentrak Corporation[a]	161,852
19,240	Restoration Hardware Holdings, Inc.[a]	1,200,384
6,839	Shutterfly, Inc.[a]	279,920
38,810	Skechers USA, Inc.[a]	1,590,822
5,836	Stamps.com, Inc.[a]	202,568
31,411	Tenneco, Inc.[a]	1,880,577
13,241	Vail Resorts, Inc.	916,674
50,889	Vitamin Shoppe, Inc.[a]	2,436,565

	Total	29,807,285

Consumer Staples (4.2%)
15,836	B&G Foods, Inc.	519,421
8,781	Boston Beer Company, Inc.[a,b]	2,160,477
34,485	Natural Grocers by Vitamin Cottage, Inc.[a]	1,227,666
4,253	Susser Holdings Corporation[a,b]	329,097
1,593	TreeHouse Foods, Inc.[a]	119,220
32,743	United Natural Foods, Inc.[a]	2,260,250

	Total	6,616,131

Energy (5.1%)
5,243	Bonanza Creek Energy, Inc.[a]	254,915
15,832	Callon Petroleum Company[a]	145,338
5,477	Diamondback Energy, Inc.[a]	394,015
14,990	Knightsbridge Tankers, Ltd.	179,131
174,055	Kodiak Oil & Gas Corporation[a]	2,212,239
4,929	PDC Energy, Inc.[a]	313,830
89,480	Penn Virginia Corporation[a,b]	1,488,947
90,752	Rex Energy Corporation[a]	1,911,237
17,406	SemGroup Corporation	1,111,895

	Total	8,011,547

Financials (5.7%)
21,256	Bank of the Ozarks, Inc.	1,273,235
28,080	Chesapeake Lodging Trust	757,879
29,798	eHealth, Inc.[a]	1,248,238
58,698	Essent Group, Ltd.[a]	1,106,457
16,619	Evercore Partners, Inc.	887,953
10,979	Hanmi Financial Corporation	233,523
14,352	Independent Bank Corporation	186,863
59,746	Kennedy-Wilson Holdings, Inc.	1,304,853
29,820	PacWest Bancorp	1,174,014
66,446	WisdomTree Investments, Inc.[a]	750,175

	Total	8,923,190

Health Care (19.3%)
34,929	Acadia Healthcare Company, Inc.[a]	1,467,717
24,331	Air Methods Corporation[a]	1,354,507
89,615	Akorn, Inc.[a]	2,260,090
31,226	Align Technology, Inc.[a]	1,573,478
3,230	ANI Pharmaceuticals, Inc.[a]	100,485
7,190	AtriCure, Inc.[a]	110,726
28,199	BioDelivery Sciences International, Inc.[a,b]	251,253
47,664	Bruker Corporation[a]	984,738
4,956	Cardiovascular Systems, Inc.[a]	142,485
17,241	Cepheid, Inc.[a]	749,639
20,516	Cubist Pharmaceuticals, Inc.[a]	1,437,351
32,031	Cyberonics, Inc.[a]	1,894,954
101,623	Depomed, Inc.[a]	1,423,738
10,211	Enanta Pharmaceuticals, Inc.[a,b]	379,951
39,930	ExamWorks Group, Inc.[a]	1,469,424
2,923	Furiex Pharmaceuticals, Inc.[a]	302,151
14,780	Horizon Pharma, Inc.[a,b]	209,580
67,319	Impax Laboratories, Inc.[a]	1,760,392
39,430	Insulet Corporation[a]	1,483,751
139,277	Ironwood Pharmaceuticals, Inc.[a]	1,534,833
5,330	Keryx BioPharmaceuticals, Inc.[a,b]	78,724
12,362	Natus Medical, Inc.[a]	306,948

72,573	Neurocrine Biosciences, Inc.[a]	1,017,473
80,148	NPS Pharmaceuticals, Inc.[a]	2,133,540
5,517	PAREXEL International Corporation[a]	250,196
22,071	Puma Biotechnology, Inc.[a]	1,667,243
8,321	Receptos, Inc.[a]	281,167
6,600	Sarepta Therapeutics, Inc.[a,b]	245,058
36,407	Team Health Holdings, Inc.[a]	1,765,011
15,373	Teleflex, Inc.	1,569,430

	Total	30,206,033

Industrials (15.6%)
9,651	Acuity Brands, Inc.	1,202,225
1,170	American Railcar Industries, Inc.	81,245
4,225	Chart Industries, Inc.[a]	288,230
2,740	Circor International, Inc.	222,515
4,197	EnPro Industries, Inc.[a]	298,868
18,346	Generac Holdings, Inc.	1,080,212
3,925	Genesee & Wyoming, Inc.[a]	388,614
14,840	H&E Equipment Services, Inc.[a]	572,082
29,321	Heico Corporation	1,622,038
17,745	Huron Consulting Group, Inc.[a]	1,263,444
89,420	Interface, Inc.	1,608,666
36,909	MasTec, Inc.[a]	1,460,858
10,857	Middleby Corporation[a]	2,741,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value
Industrials (15.6%) - continued
67,478	On Assignment, Inc.[a]	$2,361,730
16,422	PGT, Inc.[a]	163,399
9,143	Primoris Services Corporation	255,821
18,802	Proto Labs, Inc.[a]	1,138,273
44,170	Saia, Inc.[a]	1,818,479
32,988	Spirit Airlines, Inc.[a]	1,875,038
58,211	Swift Transportation Company[a,b]	1,399,975
5,677	WageWorks, Inc.[a]	240,535
13,903	Watsco, Inc.	1,430,758
16,117	Watts Water Technologies, Inc.	857,424

	Total	24,371,604

Information Technology (23.7%)
52,720	A10 Networks, Inc.[a]	690,105
17,161	Ambarella, Inc.[a,b]	426,451
174,690	Applied Micro Circuits Corporation[a]	1,696,240
12,660	Applied Optoelectronics, Inc.[a]	284,850
46,165	Aspen Technology, Inc.[a]	1,984,633
17,761	Belden, Inc.	1,310,939
62,692	Bottomline Technologies, Inc.[a]	1,983,575
66,028	CalAmp Corporation[a]	1,171,997
31,648	Callidus Software, Inc.[a]	302,080
7,499	Canadian Solar, Inc.[a,b]	203,373
13,284	Cardtronics, Inc.[a]	444,748
41,462	Cavium, Inc.[a]	1,756,745
4,530	ChannelAdvisor Corporation[a]	118,867
47,458	Cognex Corporation[a]	1,633,979
4,740	Coherent, Inc.[a]	283,025
51,646	Constant Contact, Inc.[a]	1,335,566
36,406	Cornerstone OnDemand, Inc.[a]	1,338,285
33,320	Dealertrack Technologies, Inc.[a]	1,522,391
30,319	Demandware, Inc.[a]	1,504,732
35,017	Digimarc Corporation	1,156,261
8,628	Diodes, Inc.[a]	227,520
20,047	Electronics for Imaging, Inc.[a]	757,576
35,507	Guidewire Software, Inc.[a]	1,340,744
2,156	Heartland Payment Systems, Inc.[b]	88,267
4,628	Immersion Corporation[a]	52,482
5,080	Imperva, Inc.[a]	116,230
4,178	Interactive Intelligence Group[a]	261,417
13,251	IntraLinks Holdings, Inc.[a]	121,247
21,089	Manhattan Associates, Inc.[a]	664,936
9,903	Methode Electronics, Inc.	274,709
59,089	Monolithic Power Systems, Inc.[a]	2,192,202
8,965	Monotype Imaging Holdings, Inc.	236,766
65,268	Proofpoint, Inc.[a]	1,660,418
3,516	QIWI plc ADR[b]	101,718
102,960	RF Micro Devices, Inc.[a]	868,982
3,775	SPS Commerce, Inc.[a]	195,545
81,080	SunEdison, Inc.[a]	1,559,168
15,167	SunPower Corporation[a,b]	506,881
31,985	Synaptics, Inc.[a,b]	1,987,868
46,960	The Rubicon Project, Inc.[a]	674,815
11,086	Trulia, Inc.[a,b]	376,924
5,770	Tyler Technologies, Inc.[a]	471,121
7,990	Ultimate Software Group, Inc.[a]	955,844
8,309	Virtusa Corporation[a]	273,948

	Total	37,116,170

Materials (4.4%)
68,712	Chemtura Corporation[a]	1,532,277
121,512	Graphic Packaging Holding Company[a]	1,246,713
18,065	KapStone Paper and Packaging Corporation[a]	476,555
47,989	Louisiana-Pacific Corporation[a]	786,540
45,956	PolyOne Corporation	1,721,971
73,210	Senomyx, Inc.[a]	599,590
11,810	U.S. Silica Holdings, Inc.	533,458

	Total	6,897,104

Utilities (0.1%)
4,066	Artesian Resources Corporation	89,533

	Total	89,533

	Total Common Stock (cost $130,377,892)	152,038,597

Shares	Collateral Held for Securities Loaned (8.6%)	Value
13,431,052	Thrivent Cash Management Trust	13,431,052

	Total Collateral Held for Securities Loaned (cost $13,431,052)	13,431,052

Shares or Principal Amount	Short-Term Investments (4.0%)[c]	Value
6,298,925	Thrivent Cash Management Trust 0.050%	6,298,925

	Total Short-Term Investments (at amortized cost)	6,298,925

	Total Investments (cost $150,107,869) 109.8%	$171,768,574

	Other Assets and Liabilities, Net (9.8%)	(15,276,341)

	Total Net Assets 100.0%	$156,492,233

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$27,636,884
Gross unrealized depreciation	(6,236,972)

Net unrealized appreciation (depreciation)	$21,399,912

Cost for federal income tax purposes	$150,368,662

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,807,285	29,807,285	–	–
Consumer Staples	6,616,131	6,616,131	–	–
Energy	8,011,547	8,011,547	–	–
Financials	8,923,190	8,923,190	–	–
Health Care	30,206,033	30,206,033	–	–
Industrials	24,371,604	24,371,604	–	–
Information Technology	37,116,170	37,116,170	–	–
Materials	6,897,104	6,897,104	–	–
Utilities	89,533	89,533	–	–
Collateral Held for Securities Loaned	13,431,052	13,431,052	–	–
Short-Term Investments	6,298,925	6,298,925	–	–

Total	$171,768,574	$171,768,574	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Collateral Investment	$17,412,554	$44,459,527	$48,441,029	13,431,052	$13,431,052	$24,185
Cash Management Trust- Short Term Investment	8,052,231	33,473,877	35,227,183	6,298,925	6,298,925	1,457
Total Value and Income Earned	25,464,785				19,729,977	25,642

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.1%)
163,500	Aaron’s, Inc.	$4,818,345
28,400	American Public Education, Inc.[a]	982,640
13,500	Ascent Capital Group, Inc.[a]	928,395
300	Crocs, Inc.[a]	4,539
43,700	CSS Industries, Inc.	1,047,489
61,100	Dorman Products, Inc.[a,b]	3,516,305
72,700	Drew Industries, Inc.	3,658,264
49,400	Ethan Allen Interiors, Inc.[b]	1,199,432
56,000	Fred’s, Inc.	1,020,320
76,000	Haverty Furniture Companies, Inc.	1,941,040
34,300	Hooker Furniture Corporation	475,055
55,300	Kate Spade & Company[a]	1,922,781
51,400	M/I Homes, Inc.[a]	1,144,678
76,200	MarineMax, Inc.[a]	1,223,772
58,500	Matthews International Corporation	2,360,475
79,500	Meritage Homes Corporation[a]	3,067,110
139,000	Modine Manufacturing Company[a]	2,290,720
117,000	Orient-Express Hotels, Ltd.[a]	1,532,700
59,900	Pier 1 Imports, Inc.	1,093,774
220,000	Quiksilver, Inc.[a]	1,412,400
12,500	Red Robin Gourmet Burgers, Inc.[a]	849,750
119,500	Shiloh Industries, Inc.[a]	2,358,930
133,200	Stein Mart, Inc.	1,665,000
33,150	Steven Madden, Ltd.[a]	1,180,472
53,600	Winnebago Industries, Inc.[a]	1,281,040

	Total	42,975,426

Consumer Staples (0.7%)
203,500	Alliance One International, Inc.[a]	522,995
70,100	Spartan Stores, Inc.	1,509,954

	Total	2,032,949

Energy (4.0%)
56,100	C&J Energy Services, Inc.[a,b]	1,686,366
6,200	CARBO Ceramics, Inc.[b]	867,442
80,700	Cloud Peak Energy, Inc.[a]	1,588,983
18,500	Contango Oil & Gas Company[a]	888,740
64,600	Gulf Island Fabrication, Inc.	1,295,876
156,200	Hercules Offshore, Inc.[a]	698,214
32,600	PDC Energy, Inc.[a]	2,075,642
215,000	Teekay Tankers, Ltd.[b]	750,350
116,200	Tetra Technologies, Inc.[a]	1,452,500

	Total	11,304,113

Financials (24.2%)
131,000	Ares Capital Corporation	2,249,270
27,000	Assured Guaranty, Ltd.	645,570
36,800	Bank of Kentucky Financial Corporation	1,269,968
69,800	BBCN Bancorp, Inc.	1,075,618
121,500	CBL & Associates Properties, Inc.	2,207,655
136,500	Cedar Realty Trust, Inc.	844,935
315,000	CoBiz Financial, Inc.	3,162,600
57,200	Columbia Banking System, Inc.	1,419,704
74,200	Compass Diversified Holdings	1,371,958
107,700	Cousins Properties, Inc.	1,252,551
132,000	East West Bancorp, Inc.	4,555,320
72,960	Employers Holdings, Inc.	1,484,736
115,300	First Potomac Realty Trust	1,502,359
73,400	Glacier Bancorp, Inc.	1,883,444
74,000	Golub Capital BDC, Inc.	1,237,280
71,300	Hatteras Financial Corporation	1,395,341
150,500	Hercules Technology Growth Capital, Inc.	2,058,840
84,100	Home Bancshares, Inc.	2,666,811
19,500	iShares Russell 2000 Value Index Fund	1,916,655
52,200	JMP Group, Inc.	360,702
20,100	Kilroy Realty Corporation	1,197,357
280,000	Kite Realty Group Trust	1,736,000
68,500	LaSalle Hotel Properties	2,265,980
1,350	Markel Corporation[a]	844,992
159,000	Meadowbrook Insurance Group, Inc.	890,400
50,000	National Interstate Corporation	1,401,000
15,100	Piper Jaffray Companies[a]	662,286
31,900	Potlatch Corporation	1,219,537
106,500	ProAssurance Corporation	4,837,230
8,800	PS Business Parks, Inc.	754,776
82,400	Radian Group, Inc.[b]	1,151,952
161,000	Redwood Trust, Inc.	3,509,800
91,700	Safeguard Scientifics, Inc.[a]	1,926,617
95,400	Sandy Spring Bancorp, Inc.	2,294,370
35,100	State Auto Financial Corporation	718,146
35,200	SVB Financial Group[a]	3,755,488
41,900	TCP Capital Corporation	678,361
68,200	THL Credit, Inc.	915,926
28,500	Washington Real Estate Investment Trust	697,110
57,500	Wintrust Financial Corporation	2,577,150

	Total	68,595,795

Health Care (3.3%)
11,200	Analogic Corporation	840,896
5,500	Atrion Corporation	1,585,815
33,200	National Healthcare Corporation	1,817,036
73,000	Triple-S Management Corporation[a]	1,093,540
95,000	West Pharmaceutical Services, Inc.	4,121,100

	Total	9,458,387

Industrials (25.9%)
68,600	A.O. Smith Corporation	3,207,736
77,000	Aegion Corporation[a]	1,962,730
65,900	Alaska Air Group, Inc.[b]	6,199,872
31,200	Applied Industrial Technologies, Inc.	1,495,104
32,000	Astec Industries, Inc.	1,278,400
110,800	Beacon Roofing Supply, Inc.[a]	3,942,264
62,700	Celadon Group, Inc.	1,442,727
31,600	Circor International, Inc.	2,566,236
73,900	Comfort Systems USA, Inc.	1,108,500
60,600	ESCO Technologies, Inc.	2,025,252
42,500	Franklin Electric Company, Inc.	1,643,475
24,500	FTI Consulting, Inc.[a]	840,350
50,400	G & K Services, Inc.	2,668,176
34,900	Genesee & Wyoming, Inc.[a]	3,455,449
62,000	Gibraltar Industries, Inc.[a]	1,058,960
83,000	Greenbrier Companies, Inc.[a]	4,352,520
33,600	Hub Group, Inc.[a]	1,500,240
22,100	IDEX Corporation	1,647,997
39,000	Kaman Corporation	1,636,830
101,900	Kforce, Inc.	2,355,928
45,000	Kirby Corporation[a]	4,527,900
108,000	Kratos Defense & Security Solutions, Inc.[a]	779,760
50,900	Landstar System, Inc.	3,206,191

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (25.9%) - continued
6,400	Luxfer Holdings plc	$126,400
92,700	McGrath Rentcorp	2,927,466
32,800	Mine Safety Appliances Company	1,730,200
113,700	Navigant Consulting, Inc.[a]	1,910,160
25,200	Nordson Corporation	1,873,620
66,200	Pike Corporation[a]	635,520
57,100	Quanex Building Products Corporation	1,075,764
11,500	RBC Bearings, Inc.[a]	715,990
27,100	Sun Hydraulics Corporation	1,107,848
38,000	Universal Forest Products, Inc.	1,918,620
35,500	Universal Truckload Services, Inc.	875,430
38,500	Waste Connections, Inc.	1,719,410
45,480	Woodward, Inc.	2,038,868

	Total	73,557,893

Information Technology (9.6%)
47,000	Advanced Energy Industries, Inc.[a]	1,028,360
45,000	Belden, Inc.	3,321,450
84,100	Brooks Automation, Inc.	860,343
51,400	Cabot Microelectronics Corporation[a]	2,229,218
27,300	Cognex Corporation[a]	939,939
52,700	Cohu, Inc.	542,810
101,700	Electro Rent Corporation	1,642,455
110,000	Electro Scientific Industries, Inc.	932,800
51,000	Entegris, Inc.[a]	565,590
30,600	Fabrinet[a]	660,960
136,500	Intevac, Inc.[a]	1,098,825
16,300	Littelfuse, Inc.	1,475,965
71,000	Methode Electronics, Inc.	1,969,540
31,000	Newport Corporation[a]	579,080
84,700	Progress Software Corporation[a]	1,817,662
153,200	ShoreTel, Inc.[a]	1,156,660
250,000	Sonus Networks, Inc.[a]	817,500
51,500	Synnex Corporation[a]	3,470,070
60,000	Teradyne, Inc.[a,b]	1,060,200
63,700	Zygo Corporation[a]	1,225,588

	Total	27,395,015

Materials (9.0%)
22,600	AMCOL International Corporation	1,036,210
23,200	American Vanguard Corporation	413,192
55,500	AptarGroup, Inc.	3,741,810
14,100	Carpenter Technology Corporation	885,480
62,500	Clearwater Paper Corporation[a]	3,836,875
21,900	Franco-Nevada Corporation	1,055,588
19,200	Haynes International, Inc.	1,018,560
83,700	Innospec, Inc.	3,604,122
38,800	Minerals Technologies, Inc.	2,308,212
96,800	Myers Industries, Inc.	1,810,160
213,300	Sandstorm Gold Ltd.[a,b]	1,196,613
30,200	Schnitzer Steel Industries, Inc.	847,714
57,100	Stillwater Mining Company[a]	901,038
9,800	Texas Industries, Inc.[a,b]	849,660
167,400	Wausau Paper Corporation	2,002,104

	Total	25,507,338

Telecommunications Services (0.4%)
81,000	Premiere Global Services, Inc.[a]	1,030,320

	Total	1,030,320

Utilities (4.9%)
24,800	Black Hills Corporation	1,432,200
79,300	Cleco Corporation	4,167,215
52,800	El Paso Electric Company	1,996,896
43,700	NorthWestern Corporation	2,114,206
48,600	PNM Resources, Inc.	1,345,248
52,000	Southwest Gas Corporation	2,860,520

	Total	13,916,285

	Total Common Stock (cost $159,837,753)	275,773,521

Shares	Preferred Stock (0.2%)	Value
Health Care (0.2%)
34,446	National Healthcare Corporation, Convertible[c]	513,245

	Total	513,245

	Total Preferred Stock (cost $464,753)	513,245

Shares	Collateral Held for Securities Loaned (3.6%)	Value
10,135,186	Thrivent Cash Management Trust	10,135,186

	Total Collateral Held for Securities Loaned (cost $10,135,186)	10,135,186

Shares or Principal Amount	Short-Term Investments (2.2%)[d]	Value
6,326,677	Thrivent Cash Management Trust 0.050%	6,326,677

	Total Short-Term Investments (at amortized cost)	6,326,677

	Total Investments (cost $176,764,369) 103.1%	$292,748,629

	Other Assets and Liabilities, Net (3.1%)	(8,701,967)

	Total Net Assets 100.0%	$284,046,662

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$119,300,089
Gross unrealized depreciation	(4,121,328)

Net unrealized appreciation (depreciation)	$115,178,761

Cost for federal income tax purposes	$177,569,868

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	42,975,426	42,975,426	–	–
Consumer Staples	2,032,949	2,032,949	–	–
Energy	11,304,113	11,304,113	–	–
Financials	68,595,795	68,595,795	–	–
Health Care	9,458,387	9,458,387	–	–
Industrials	73,557,893	73,557,893	–	–
Information Technology	27,395,015	27,395,015	–	–
Materials	25,507,338	24,451,750	1,055,588	–
Telecommunications Services	1,030,320	1,030,320	–	–
Utilities	13,916,285	13,916,285	–	–

Preferred Stock
Health Care	513,245	513,245	–	–
Collateral Held for Securities Loaned	10,135,186	10,135,186	–	–
Short-Term Investments	6,326,677	6,326,677	–	–

Total	$292,748,629	$291,693,041	$1,055,588	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$4,609,450	$23,203,166	$17,677,430	10,135,186	$10,135,186	$18,530
Cash Management Trust-Short Term Investment	7,881,847	14,679,113	16,234,283	6,326,677	6,326,677	1,681
Total Value and Income Earned	12,491,297				16,461,863	20,211

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (11.5%)
97,900	Cheesecake Factory, Inc.	$4,394,731
70,580	GNC Holdings, Inc.	3,176,100
272,500	Houghton Mifflin Harcourt Company[a,b]	5,567,175
251,158	Ignite Restaurant Group, Inc.[b]	3,551,374
324,037	MDC Partners, Inc.	7,912,984
98,000	Meredith Corporation	4,318,860
115,498	Papa John’s International, Inc.	5,065,742
379,500	Tuesday Morning Corporation[b]	5,305,410

	Total	39,292,376

Consumer Staples (3.1%)
125,332	Annie’s, Inc.[a,b]	4,074,543
242,640	WhiteWave Foods Company[b]	6,718,702

	Total	10,793,245

Energy (6.5%)
161,740	Market Vectors Oil Service ETF	8,429,889
84,670	Oasis Petroleum, Inc.[b]	3,938,002
183,350	Rex Energy Corporation[b]	3,861,351
122,900	Rosetta Resources, Inc.[b]	5,818,086

	Total	22,047,328

Financials (18.3%)
35,732	Affiliated Managers Group, Inc.[b]	7,082,082
17,630	Allied World Assurance Company Holdings AG	1,898,575
74,800	American Assets Trust, Inc.	2,539,460
186,200	BBCN Bancorp, Inc.	2,869,342
356,289	CNO Financial Group, Inc.	6,145,985
89,300	Columbia Banking System, Inc.	2,216,426
132,000	Education Realty Trust, Inc.	1,346,400
36,560	Extra Space Storage, Inc.	1,913,185
208,780	Hanmi Financial Corporation	4,440,751
97,600	HCC Insurance Holdings, Inc.	4,483,744
91,150	PacWest Bancorp[a]	3,588,576
103,400	Parkway Properties, Inc.	1,950,124
143,420	Pebblebrook Hotel Trust	4,939,385
48,050	SVB Financial Group[b]	5,126,454
150,490	Terreno Realty Corporation	2,749,452
101,970	Texas Capital Bancshares, Inc.[b]	5,729,694
143,370	Western Alliance Bancorp[b]	3,307,546

	Total	62,327,181

Health Care (9.1%)
70,100	Acorda Therapeutics, Inc.[b]	2,485,045
245,700	Akorn, Inc.[b]	6,196,554
55,330	Align Technology, Inc.[b]	2,788,079
401,000	BioScrip, Inc.[a,b]	2,774,920
231,672	ExamWorks Group, Inc.[a,b]	8,525,530
130,900	Neurocrine Biosciences, Inc.[b]	1,835,218
190,723	NuVasive, Inc.[b]	6,429,272

	Total	31,034,618

Industrials (21.8%)
27,000	Acuity Brands, Inc.	3,363,390
86,570	Apogee Enterprises, Inc.	2,750,329
93,230	CLARCOR, Inc.	5,384,965
94,000	DigitalGlobe, Inc.[b]	2,799,320
241,711	EMCOR Group, Inc.	11,116,289
24,590	Esterline Technologies Corporation[b]	2,680,802
60,030	GATX Corporation	3,939,769
79,539	Granite Construction, Inc.	2,973,168
143,800	HNI Corporation	5,066,074
189,070	Interface, Inc.	3,401,369
211,400	Korn/Ferry International[b]	6,141,170
115,800	Landstar System, Inc.	7,294,242
95,900	Manpower, Inc.	7,800,506
161,000	Ritchie Brothers Auctioneers, Inc.[a]	4,025,000
86,221	Tennant Company	5,500,037

	Total	74,236,430

Information Technology (14.0%)
405,100	Atmel Corporation[b]	3,147,627
191,580	Broadridge Financial Solutions, Inc.	7,345,177
157,068	E2open, Inc.[a,b]	2,712,564
115,500	Guidewire Software, Inc.[b]	4,361,280
163,620	Informatica Corporation[b]	5,800,329
16,420	Measurement Specialties, Inc.[b]	1,056,627
104,736	Plantronics, Inc.	4,563,347
198,519	Teradyne, Inc.[a,b]	3,507,831
119,180	Textura Corporation[a,b]	2,122,596
90,900	Ubiquiti Networks, Inc.[a,b]	3,520,557
147,007	Virtusa Corporation[b]	4,846,821
335,600	Vishay Intertechnology, Inc.[a]	4,772,232

	Total	47,756,988

Materials (5.5%)
44,400	Eagle Materials, Inc.	3,699,852
162,580	H.B. Fuller Company	7,532,331
155,770	Materials Select Sector SPDR Fund	7,430,229

	Total	18,662,412

Telecommunications Services (1.3%)
127,943	Cogent Communications Group, Inc.	4,410,195

	Total	4,410,195

Utilities (4.1%)
172,740	NorthWestern Corporation	8,357,161
101,621	Southwest Gas Corporation	5,590,171

	Total	13,947,332

	Total Common Stock (cost $271,068,868)	324,508,105

Shares	Collateral Held for Securities Loaned (8.2%)	Value
27,780,675	Thrivent Cash Management Trust	27,780,675

	Total Collateral Held for Securities Loaned (cost $27,780,675)	27,780,675

Shares or Principal Amount	Short-Term Investments (5.8%)[c]	Value
	Federal Home Loan Bank Discount Notes
800,000	0.120%, 5/28/2014[d]	799,928

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.8%)[c]	Value
18,935,455	Thrivent Cash Management Trust 0.050%	$18,935,455

	Total Short-Term Investments (at amortized cost)	19,735,383

	Total Investments (cost $318,584,926) 109.2%	$372,024,163

	Other Assets and Liabilities, Net (9.2%)	(31,322,123)

	Total Net Assets 100.0%	$340,702,040

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2014, $799,928 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$60,444,834
Gross unrealized depreciation	(7,092,050)

Net unrealized appreciation (depreciation)	$53,352,784

Cost for federal income tax purposes	$318,671,379

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	39,292,376	39,292,376	–	–
Consumer Staples	10,793,245	10,793,245	–	–
Energy	22,047,328	22,047,328	–	–
Financials	62,327,181	62,327,181	–	–
Health Care	31,034,618	31,034,618	–	–
Industrials	74,236,430	74,236,430	–	–
Information Technology	47,756,988	47,756,988	–	–
Materials	18,662,412	18,662,412	–	–
Telecommunications Services	4,410,195	4,410,195	–	–
Utilities	13,947,332	13,947,332	–	–
Collateral Held for Securities Loaned	27,780,675	27,780,675	–	–
Short-Term Investments	19,735,383	18,935,455	799,928	–

Total	$372,024,163	$371,224,235	$799,928	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Futures Contracts	369,392	369,392	–	–

Total Liability Derivatives	$369,392	$369,392	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	77	June 2014	$9,021,112	$8,651,720	($369,392)
Total Futures Contracts					($369,392)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$369,392
Total Equity Contracts		369,392
Total Liability Derivatives		$369,392

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,821,227
Total Equity Contracts		1,821,227

Total		$1,821,227

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Small Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/ (depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,240,198)
Total Equity Contracts		(1,240,198)

Total		($1,240,198)

The following table presents Small Cap Stock Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$18,551,715	5.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$26,183,357	$62,255,614	$60,658,296	27,780,675	$27,780,675	$45,838
Cash Management Trust-Short Term Investment	24,933,198	34,933,084	40,930,827	18,935,455	18,935,455	6,418
Total Value and Income Earned	51,116,555				46,716,130	52,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (95.9%)	Value
Consumer Discretionary (17.0%)
38,900	BorgWarner, Inc.	$2,417,246
47,700	Delphi Automotive plc	3,188,268
56,150	Discovery Communications, Inc.[a]	4,261,785
114,000	Dollar Tree, Inc.[a]	5,935,980
70,700	Dunkin’ Brands Group, Inc.	3,217,557
82,000	HomeAway, Inc.[a]	2,674,840
54,100	Limited Brands, Inc.	2,932,220
114,500	Marriott International, Inc.	6,632,985
32,800	Michael Kors Holdings, Ltd.[a]	2,991,360
37,200	O’Reilly Automotive, Inc.[a]	5,534,988
34,000	PetSmart, Inc.[b]	2,301,120
20,900	PVH Corporation	2,624,413
26,300	Ross Stores, Inc.	1,790,504
66,100	Starwood Hotels & Resorts Worldwide, Inc.	5,066,565
59,800	Toll Brothers, Inc.[a]	2,047,552
95,300	Tractor Supply Company	6,407,972
79,800	Under Armour, Inc.[a]	3,901,422
68,600	VF Corporation	4,190,774
17,400	Wynn Resorts, Ltd.	3,547,686

	Total	71,665,237

Consumer Staples (3.4%)
65,100	Hain Celestial Group, Inc.[a]	5,599,902
79,400	Monster Beverage Corporation[a]	5,316,624
33,100	United Natural Foods, Inc.[a]	2,284,893
21,898	Whole Foods Market, Inc.	1,088,330

	Total	14,289,749

Energy (7.5%)
522,600	Alpha Natural Resources, Inc.[a,b]	2,247,180
88,700	Cameron International Corporation[a]	5,761,952
44,000	Concho Resources, Inc.[a]	5,739,800
67,200	HollyFrontier Corporation	3,534,048
126,800	Peabody Energy Corporation	2,410,468
17,400	Pioneer Natural Resources Company	3,362,898
33,800	SM Energy Company	2,505,594
120,100	Southwestern Energy Company[a]	5,750,388

	Total	31,312,328

Financials (10.7%)
56,320	Affiliated Managers Group, Inc.[a]	11,162,624
54,300	Ameriprise Financial, Inc.	6,061,509
132,000	Discover Financial Services	7,378,800
151,400	First Republic Bank	7,685,064
16,700	SVB Financial Group[a]	1,781,723
55,500	T. Rowe Price Group, Inc.	4,558,215
118,800	TD Ameritrade Holding Corporation	3,789,720
90,000	Zions Bancorporation	2,602,800

	Total	45,020,455

Health Care (11.0%)
27,900	Actavis, Inc.[a]	5,700,807
63,927	AmerisourceBergen Corporation	4,166,762
84,800	BioMarin Pharmaceutical, Inc.[a]	4,937,904
35,152	Catamaran Corporation[a]	1,326,988
72,300	Cerner Corporation[a]	3,708,990
21,200	Cooper Companies, Inc.	2,796,492
34,100	Covance, Inc.[a]	3,010,348
74,400	Envision Healthcare Holdings, Inc.[a]	2,513,976
23,200	Mettler-Toledo International, Inc.[a]	5,408,384
60,100	Perrigo Company plc	8,706,086
46,300	Team Health Holdings, Inc.[a]	2,244,624
26,700	Vertex Pharmaceuticals, Inc.[a]	1,807,590

	Total	46,328,951

Industrials (21.0%)
175,177	AMETEK, Inc.	9,235,332
73,400	B/E Aerospace, Inc.[a]	6,442,318
110,900	Delta Air Lines, Inc.	4,084,447
57,600	Fastenal Company[b]	2,884,608
52,165	Flowserve Corporation	3,810,653
107,500	Fortune Brands Home and Security, Inc.	4,283,875
46,200	GATX Corporation	3,032,106
58,800	Graco, Inc.	4,263,000
40,000	JB Hunt Transport Services, Inc.	3,044,000
90,900	Nielsen Holdings NV	4,267,755
69,200	Pentair, Ltd.	5,140,868
132,200	Quanta Services, Inc.[a]	4,664,016
149,200	Robert Half International, Inc.	6,684,160
43,800	Roper Industries, Inc.	6,086,010
129,300	Southwest Airlines Company	3,125,181
72,700	Stericycle, Inc.[a]	8,465,188
93,700	United Rentals, Inc.[a]	8,791,871

	Total	88,305,388

Information Technology (19.7%)
140,779	Agilent Technologies, Inc.	7,607,697
70,300	Amphenol Corporation	6,703,105
70,300	ANSYS, Inc.[a]	5,364,593
46,086	Autodesk, Inc.[a]	2,213,050
123,433	Ciena Corporation[a,b]	2,440,270
36,700	Citrix Systems, Inc.[a]	2,176,677
71,674	Euronet Worldwide, Inc.[a]	3,296,287
49,400	F5 Networks, Inc.[a]	5,195,398
151,900	Fortinet, Inc.[a]	3,338,762
55,100	Gartner, Inc.[a]	3,798,594
19,300	IAC InterActiveCorp	1,279,204
37,900	Imperva, Inc.[a]	867,152
7,800	LinkedIn Corporation[a]	1,197,066
124,419	Microchip Technology, Inc.[b]	5,914,879
43,400	Nice Systems, Ltd. ADR	1,874,880
83,919	Nuance Communications, Inc.[a,b]	1,350,257
238,300	NVIDIA Corporation	4,401,401
119,100	NXP Semiconductors NVa	7,100,742
156,200	QLIK Technologies, Inc.[a]	3,433,276
79,000	ServiceNow, Inc.[a]	3,927,880
103,700	Synopsys, Inc.[a]	3,901,194
104,629	VeriFone Systems, Inc.[a]	3,498,794
43,600	Xilinx, Inc.	2,057,484

	Total	82,938,642

Materials (3.9%)
41,900	Airgas, Inc.	4,452,294
36,300	Albemarle Corporation	2,433,552
29,100	Celanese Corporation	1,787,613
80,100	FMC Corporation	6,167,700
67,800	Silver Wheaton Corporation	1,505,160

	Total	16,346,319

Telecommunications Services (1.7%)
65,000	Cogent Communications Group, Inc.	2,240,550

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (95.9%)	Value
Telecommunications Services (1.7%) - continued
24,600	SBA Communications Corporation[a]	$2,208,096
91,300	TW Telecom, Inc.[a]	2,801,997

	Total	7,250,643

	Total Common Stock (cost $296,398,866)	403,457,712

Shares	Collateral Held for Securities Loaned (3.6%)	Value
15,310,502	Thrivent Cash Management Trust	15,310,502

	Total Collateral Held for Securities Loaned (cost $15,310,502)	15,310,502

Shares or Principal Amount	Short-Term Investments (4.3%)[c]	Value
	Thrivent Cash Management Trust
18,205,258	0.050%	18,205,258

	Total Short-Term Investments (at amortized cost)	18,205,258

	Total Investments (cost $329,914,626) 103.8%	$436,973,472

	Other Assets and Liabilities, Net (3.8%)	(16,025,641)

	Total Net Assets 100.0%	$420,947,831

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$118,079,313
Gross unrealized depreciation	(11,104,957)

Net unrealized appreciation (depreciation)	$106,974,356

Cost for federal income tax purposes	$329,999,116

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	71,665,237	71,665,237	–	–
Consumer Staples	14,289,749	14,289,749	–	–
Energy	31,312,328	31,312,328	–	–
Financials	45,020,455	45,020,455	–	–
Health Care	46,328,951	46,328,951	–	–
Industrials	88,305,388	88,305,388	–	–
Information Technology	82,938,642	82,938,642	–	–
Materials	16,346,319	16,346,319	–	–
Telecommunications Services	7,250,643	7,250,643	–	–
Collateral Held for Securities Loaned	15,310,502	15,310,502	–	–
Short-Term Investments	18,205,258	18,205,258	–	–

Total	$436,973,472	$436,973,472	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Collateral Investment	$19,138,554	$61,606,666	$65,434,718	15,310,502	$15,310,502	$9,055
Cash Management Trust- Short Term Investment	18,686,520	49,754,666	50,235,928	18,205,258	18,205,258	4,700
Total Value and Income Earned	37,825,074				33,515,760	13,755

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (11.3%)
15,917	AMC Networks, Inc.[a]	$1,045,269
19,287	Expedia, Inc.	1,369,184
52,122	Gap, Inc.	2,048,395
23,641	GNC Holdings, Inc.	1,063,845
56,230	Liberty Interactive Corporation[a]	1,634,044
14,087	Liberty Media Corporation[a]	1,827,225
16,911	Macy’s, Inc.	971,199
60,353	MGM Resorts International[a]	1,522,706
9,578	Mohawk Industries, Inc.[a]	1,268,223
12,639	PVH Corporation	1,587,079
14,704	Scripps Networks Interactive, Inc.	1,103,829
22,197	Starwood Hotels & Resorts Worldwide, Inc.	1,701,400
45,435	Toll Brothers, Inc.[a]	1,555,695

	Total	18,698,093

Consumer Staples (2.9%)
9,939	Constellation Brands, Inc.[a]	793,530
21,978	Ingredion, Inc.	1,548,350
54,380	Kroger Company	2,503,655

	Total	4,845,535

Energy (8.6%)
30,879	Cameron International Corporation[a]	2,005,900
91,428	Chesapeake Energy Corporation	2,628,555
22,541	Cimarex Energy Company	2,685,084
12,362	EQT Corporation	1,347,334
41,996	Newfield Exploration Company[a]	1,421,565
10,998	Oil States International, Inc.[a]	1,068,346
14,305	Range Resources Corporation	1,293,887
33,395	Tesoro Corporation	1,879,804

	Total	14,330,475

Financials (28.5%)
41,912	Arthur J. Gallagher & Company	1,886,878
20,358	AvalonBay Communities, Inc.	2,779,885
30,765	Camden Property Trust	2,107,095
85,773	DDR Corporation	1,472,722
38,299	E*TRADE Financial Corporation[a]	859,813
12,453	Everest Re Group, Ltd.	1,967,948
31,463	First Republic Bank	1,597,062
85,590	Genworth Financial, Inc.[a]	1,527,781
208,733	Huntington Bancshares, Inc.	1,911,994
80,050	Invesco, Ltd.	2,818,561
124,188	KeyCorp	1,693,924
57,482	Lincoln National Corporation	2,788,452
24,270	M&T Bank Corporation	2,961,183
59,867	NASDAQ OMX Group, Inc.	2,209,092
63,175	Principal Financial Group, Inc.	2,959,117
35,853	Raymond James Financial, Inc.	1,781,894
9,714	Signature Bank[a]	1,154,217
91,705	SLM Corporation	2,361,404
9,600	SLM Corporation[a]	88,896
67,898	Starwood Property Trust, Inc.	1,632,947
31,032	Tanger Factory Outlet Centers, Inc.	1,107,222
22,869	Taubman Centers, Inc.	1,665,778
35,000	Unum Group	1,162,700
34,384	Validus Holdings, Ltd.	1,274,615
39,077	Voya Financial, Inc.	1,382,935
68,487	XL Group plc	2,147,067

	Total	47,301,182

Health Care (7.6%)
9,345	C.R. Bard, Inc.	1,283,349
47,208	Cardinal Health, Inc.	3,281,428
24,019	CIGNA Corporation	1,922,481
17,802	Endo International plc[a]	1,120,547
17,771	Humana, Inc.	1,950,367
11,385	Laboratory Corporation of America Holdings[a]	1,123,699
41,360	Tenet Healthcare Corporation[a]	1,864,509

	Total	12,546,380

Industrials (14.3%)
29,452	Armstrong World Industries, Inc.[a]	1,547,997
22,978	Carlisle Companies, Inc.	1,889,941
30,009	Crane Company	2,182,555
8,306	Dun & Bradstreet Corporation	919,973
38,910	Hertz Global Holdings, Inc.[a]	1,107,768
18,849	ITT Corporation	813,146
28,065	KBR, Inc.	712,009
5,375	Parker Hannifin Corporation	681,980
4,832	Roper Industries, Inc.	671,406
32,829	Terex Corporation	1,421,167
73,796	Textron, Inc.	3,018,256
34,655	Timken Company	2,186,037
44,093	Triumph Group, Inc.	2,857,667
46,251	Tyco International, Ltd.	1,891,666
45,537	United Continental Holdings, Inc.[a]	1,861,097

	Total	23,762,665

Information Technology (13.1%)
59,749	Agilent Technologies, Inc.	3,228,836
57,719	Altera Corporation	1,877,022
73,846	Applied Materials, Inc.	1,407,505
150,915	Atmel Corporation[a]	1,172,609
23,547	Check Point Software Technologies, Ltd.[a]	1,508,421
31,760	Citrix Systems, Inc.[a]	1,883,686
9,633	F5 Networks, Inc.[a]	1,013,103
19,519	Global Payments, Inc.	1,304,455
51,557	Juniper Networks, Inc.[a]	1,272,942
64,146	Maxim Integrated Products, Inc.	2,080,896
35,625	NetApp, Inc.	1,268,606
28,392	PTC, Inc.[a]	1,004,225
49,282	TIBCO Software, Inc.[a]	967,406
143,680	Xerox Corporation	1,737,091

	Total	21,726,803

Materials (5.8%)
582	Ashland, Inc.	56,221
38,266	Celanese Corporation	2,350,681
68,525	Louisiana-Pacific Corporation[a]	1,123,125
34,830	Newmont Mining Corporation	864,829
28,329	Packaging Corporation of America	1,887,561
21,055	Reliance Steel & Aluminum Company	1,491,115
24,659	Valspar Corporation	1,801,093

	Total	9,574,625

Utilities (6.5%)
66,088	Calpine Corporation[a]	1,515,398
30,240	Edison International, Inc.	1,710,374
71,993	FirstEnergy Corporation	2,429,764
23,295	SCANA Corporation	1,250,476
23,640	Sempra Energy	2,331,140

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (98.6%)	Value
Utilities (6.5%) - continued
50,389	Xcel Energy, Inc.	$1,605,897

	Total	10,843,049

	Total Common Stock (cost $140,055,010)	163,628,807

Shares or Principal Amount	Short-Term Investments (1.2%)[b]	Value
1,994,597	Thrivent Cash Management Trust 0.050%	1,994,597

	Total Short-Term Investments (at amortized cost)	1,994,597

	Total Investments (cost $142,049,607) 99.8%	$165,623,404

	Other Assets and Liabilities, Net 0.2%	291,894

	Total Net Assets 100.0%	$165,915,298

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,822,970
Gross unrealized depreciation	(1,657,071)

Net unrealized appreciation (depreciation)	$23,165,899

Cost for federal income tax purposes	$142,457,505

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	18,698,093	18,698,093	–	–
Consumer Staples	4,845,535	4,845,535	–	–
Energy	14,330,475	14,330,475	–	–
Financials	47,301,182	47,301,182	–	–
Health Care	12,546,380	12,546,380	–	–
Industrials	23,762,665	23,762,665	–	–
Information Technology	21,726,803	21,726,803	–	–
Materials	9,574,625	9,574,625	–	–
Utilities	10,843,049	10,843,049	–	–
Short-Term Investments	1,994,597	1,994,597	–	–

Total	$165,623,404	$165,623,404	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Short Term Investment	$2,568,093	$20,520,376	$21,093,872	1,994,597	$1,994,597	$620
Total Value and Income Earned	2,568,093				1,994,597	620

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Consumer Discretionary (7.2%)
240,200	Cheesecake Factory, Inc.	$10,782,578
314,000	DISH Network Corporation[a]	17,854,040
10,850	Michael Kors Holdings, Ltd.[a]	989,520
212,400	Omnicom Group, Inc.	14,375,232
175,300	Scripps Networks Interactive, Inc.	13,159,771
371,100	Toll Brothers, Inc.[a]	12,706,464

	Total	69,867,605

Consumer Staples (3.4%)
105,500	Green Mountain Coffee Roasters, Inc.[b]	9,883,240
140,700	Ingredion, Inc.	9,912,315
485,800	WhiteWave Foods Company[a]	13,451,802

	Total	33,247,357

Energy (6.3%)
55,000	Atwood Oceanics, Inc.[a]	2,725,800
59,191	Cabot Oil & Gas Corporation	2,325,022
37,300	Cameron International Corporation[a]	2,423,008
26,600	Cimarex Energy Company	3,168,592
21,000	Concho Resources, Inc.[a]	2,739,450
155,600	Denbury Resources, Inc.	2,617,192
20,100	Energen Corporation	1,565,991
51,950	Energy XXI, Ltd.[b]	1,243,164
37,100	Ensco plc	1,871,695
22,350	EQT Corporation	2,435,926
38,050	Helmerich & Payne, Inc.[b]	4,134,132
60,350	HollyFrontier Corporation	3,173,807
32,700	National Oilwell Varco, Inc.	2,567,931
62,300	Noble Corporation	1,919,463
42,600	Noble Energy, Inc.	3,057,828
18,500	Oasis Petroleum, Inc.[a]	860,435
40,400	Oceaneering International, Inc.	2,960,512
31,250	Oil States International, Inc.[a]	3,035,625
14,700	Pioneer Natural Resources Company	2,841,069
27,350	Range Resources Corporation	2,473,808
58,500	Rowan Companies plc[a]	1,808,820
28,500	SM Energy Company	2,112,705
135,100	Superior Energy Services, Inc.	4,447,492
36,200	Whiting Petroleum Corporation[a]	2,668,664

	Total	61,178,131

Financials (21.5%)
154,000	Camden Property Trust	10,547,460
292,600	First Republic Bank	14,852,376
235,203	Gaming and Leisure Properties, Inc.	8,643,710
311,826	HCC Insurance Holdings, Inc.	14,325,286
700,109	Host Hotels & Resorts, Inc.	15,017,338
2,053,900	Huntington Bancshares, Inc.	18,813,724
918,000	KeyCorp	12,521,520
349,682	Lazard, Ltd.	16,452,538
114,900	M&T Bank Corporation[b]	14,018,949
157,500	Macerich Company	10,223,325
463,600	NASDAQ OMX Group, Inc.	17,106,840
253,990	Northern Trust Corporation	15,302,898
540,400	Piedmont Office Realty Trust, Inc.	9,516,444
275,500	Protective Life Corporation	14,091,825
595,702	Zions Bancorporation	17,227,702

	Total	208,661,935

Health Care (12.5%)
299,700	Acorda Therapeutics, Inc.[a]	10,624,365
962,600	Allscripts Healthcare Solutions, Inc.[a]	14,650,772
105,114	C.R. Bard, Inc.	14,435,306
152,450	Centene Corporation[a]	10,122,680
690,650	Hologic, Inc.[a]	14,493,290
202,400	Illumina, Inc.[a,b]	27,496,040
113,600	Waters Corporation[a]	11,194,144
194,563	Zimmer Holdings, Inc.	18,833,699

	Total	121,850,296

Industrials (15.4%)
308,741	ADT Corporation[b]	9,336,328
178,600	AGCO Corporation	9,948,020
373,617	CSX Corporation	10,543,472
207,400	Flowserve Corporation	15,150,570
119,100	Huntington Ingalls Industries, Inc.	12,267,300
515,330	Manitowoc Company, Inc.	16,377,187
129,248	Manpower, Inc.	10,513,032
458,944	Oshkosh Corporation	25,475,982
137,918	Parker Hannifin Corporation	17,499,036
938,700	Southwest Airlines Company	22,688,379

	Total	149,799,306

Information Technology (20.9%)
137,550	Alliance Data Systems Corporation[a]	33,273,345
1,181,090	Applied Materials, Inc.	22,511,575
215,853	eBay, Inc.[a]	11,187,661
535,300	Juniper Networks, Inc.[a]	13,216,557
259,700	NetApp, Inc.	9,247,917
1,483,362	NVIDIA Corporation	27,397,696
279,650	Red Hat, Inc.[a]	13,604,972
359,700	SunPower Corporation[a,b]	12,021,174
309,500	Teradata Corporation[a]	14,069,870

919,301	Teradyne, Inc.[a,b]	16,244,049
1,082,492	TriQuint Semiconductor, Inc.[a]	15,349,737
304,500	Ubiquiti Networks, Inc.[a,b]	11,793,285
41,250	Workday, Inc.[a]	3,014,138

	Total	202,931,976

Materials (3.9%)
365,500	Owens-Illinois, Inc.[a]	11,615,590
208,064	Silgan Holdings, Inc.	10,351,184
849,094	Steel Dynamics, Inc.	15,512,947

	Total	37,479,721

Utilities (2.7%)
433,000	CMS Energy Corporation	13,124,230
329,200	Public Service Enterprise Group, Inc.	13,487,324

	Total	26,611,554

	Total Common Stock (cost $646,748,286)	911,627,881

Shares	Collateral Held for Securities Loaned (10.1%)	Value
97,835,034	Thrivent Cash Management Trust	97,835,034

	Total Collateral Held for Securities Loaned (cost $97,835,034)	97,835,034

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.5%)[c]	Value
63,163,169	Thrivent Cash Management Trust 0.050%	$63,163,169

	Total Short-Term Investments (at amortized cost)	63,163,169

	Total Investments (cost $807,746,489) 110.4%	$1,072,626,084

	Other Assets and Liabilities, Net (10.4%)	(100,670,516)

	Total Net Assets 100.0%	$971,955,568

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$271,935,733
Gross unrealized depreciation	(7,419,721)

Net unrealized appreciation (depreciation)	$264,516,012

Cost for federal income tax purposes	$808,110,072

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	69,867,605	69,867,605	–	–
Consumer Staples	33,247,357	33,247,357	–	–
Energy	61,178,131	61,178,131	–	–
Financials	208,661,935	208,661,935	–	–
Health Care	121,850,296	121,850,296	–	–
Industrials	149,799,306	149,799,306	–	–
Information Technology	202,931,976	202,931,976	–	–
Materials	37,479,721	37,479,721	–	–
Utilities	26,611,554	26,611,554	–	–
Collateral Held for Securities Loaned	97,835,034	97,835,034	–	–
Short-Term Investments	63,163,169	63,163,169	–	–

Total	$1,072,626,084	$1,072,626,084	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust- Collateral Investment	$96,425,470	$214,992,049	$213,582,485	97,835,034	$97,835,034	$220,210
Cash Management Trust- Short Term Investment	37,146,950	67,418,276	41,402,057	63,163,169	63,163,169	12,260
Total Value and Income Earned	133,572,420				160,998,203	232,470

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Australia (4.2%)
121,755	Abacus Property Group	$276,444
110,907	Adelaide Brighton, Ltd.	404,257
795,662	Arrium, Ltd.	886,727
256,468	Australand Holdings, Ltd.	1,022,138
181,230	BC Iron, Ltd.	738,366
556,110	Beach Energy, Ltd.	889,975
134,333	BHP Billiton, Ltd.	4,730,736
13,729	BT Investment Management, Ltd.	85,691
20,458	Cabcharge Australia, Ltd.	73,846
63,084	Challenger Diversified Property Group	160,577
195,921	Challenger, Ltd.	1,289,015
22,190	Cromwell Property Group	20,444
316,449	CSR, Ltd.	1,077,699
18,861	David Jones, Ltd.	69,094
58,828	DUET Group	118,792
210,877	DuluxGroup, Ltd.	1,126,335
769,333	Envestra, Ltd.	834,930
42,246	Flight Centre Travel Group, Ltd.	2,118,807
495,334	Fortescue Metals Group, Ltd.	2,342,889
100,922	G8 Education, Ltd.	440,163
23,032	Hills, Ltd.	36,243
146,925	iiNet, Ltd.	980,865
247,675	Incitec Pivot, Ltd.	664,824
332,586	Investa Office Fund	1,035,427
52,642	JB Hi-Fi, Ltd.	945,971
55,702	M2 Telecommunications Group, Ltd.	292,684
32,141	Macquarie Group, Ltd.	1,731,618
30,238	Magellan Financial Group, Ltd.	353,372
9,808	McMillan Shakespeare, Ltd.	88,841
956,152	Mount Gibson Iron, Ltd.	652,980
34,121	Navitas, Ltd.	233,982
330,781	Northern Star Resources, Ltd.	361,832
80,648	Orica, Ltd.	1,645,899
50,308	Ramsay Health Care, Ltd.	2,102,062
34,416	REA Group, Ltd.	1,500,964
120,031	Santos, Ltd.	1,538,957
32,842	Southern Cross Media Group, Ltd.	39,329
102,086	TPG Telecom, Ltd.	566,070
109,858	Woolworths, Ltd.	3,817,770

	Total	37,296,615

Austria (0.2%)
6,997	Austria Technologie & Systemtechnik AG	81,698
3,608	Flughafen Wien Aktiengesellschaft	353,842
29,619	Voestalpine AG	1,352,977

	Total	1,788,517

Belgium (0.4%)
10,456	Anheuser-Busch InBev NVa	1,139,659
17,993	Arseus NV	1,019,198
1,546	Compagnie Maritime Belge	45,941
13,157	Euronav SAa	159,212
1,112	EVS Broadcast Equipment SA	70,416
3,977	Exmar NV	66,379
3,581	Gimv NV	185,658
227	Kinepolis Group NV	44,421
1,531	Melexis NV	61,639
18,219	NV Bekaert SA	741,476

	Total	3,533,999

Bermuda (0.7%)
16,873	Catlin Group, Ltd.	150,696
209,361	Golden Ocean Group, Ltd.	371,280
89,075	Jardine Matheson Holdings, Ltd.	5,561,254
177,000	Pacific Basin Shipping, Ltd.	103,290

	Total	6,186,520

Brazil (1.6%)
233,399	Banco Bradesco SA ADR	3,470,644
25,300	BR Properties SA	203,103
11,400	Companhia Paranaense de Energia	163,197
32,400	Embraer SA	279,136
18,100	Even Construtora e Incorporadora SAa	58,852
40,000	Lojas Renner SA	1,164,615
48,707	Multiplan Empreendimentos Imobiliarios SAa	1,082,596
5,000	Natura Cosmeticos SA	86,108
53,000	Oi SAa,b	51,817
165,050	Petroleo Brasileiro SA ADR[c]	2,290,894
108,500	Souza Cruz SA	995,587
102,412	Ultrapar Participacoes SA	2,554,617
153,032	Vale SA ADR	2,023,083

	Total	14,424,249

Canada (4.6%)
75,165	Alimentation Couche-Tard, Inc.	2,118,377
146,201	Bellatrix Exploration, Ltd.[a]	1,421,927
89,271	Brookfield Asset Management, Inc.	3,747,419
20,142	Canadian Imperial Bank of Commerce	1,795,791
58,448	Canadian National Railway Company	3,423,531
86,700	Canadian Natural Resources, Ltd.	3,532,706
254,250	Encana Corporation	5,901,142
32,500	Magna International, Inc.	3,184,024
88,690	Manulife Financial Corporation	1,665,289
24,028	Open Text Corporation	1,184,903
35,130	Pembina Pipeline Corporation	1,380,456
69,374	Royal Bank of Canada	4,629,998
36,044	Saputo, Inc.	1,927,411
20,974	Vermilion Energy, Inc	1,395,588
29,596	West Fraser Timber Company, Ltd.	1,323,118
169,833	Whitecap Resources, Inc.	2,240,578

	Total	40,872,258

Cayman Islands (0.2%)
448,000	MGM China Holdings, Ltd.	1,565,395
258,000	NagaCorp, Ltd.	235,092
374,000	Xinyi Glass Holdings Company, Ltd.	295,580

	Total	2,096,067

Chile (0.2%)
134,645	Aguas Andinas SA	83,065
55,146	Banco Santander Chile SA ADR	1,338,393
2,098	Empresa Nacional de Telecomunicaciones SA	25,756

	Total	1,447,214

China (0.5%)
230,000	Air China, Ltd.	130,819
125,000	China Shenhua Energy Company, Ltd.	339,465

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
China (0.5%) - continued
132,000	CNOOC, Ltd.	$218,176
262,000	Dongfeng Motor Group Company, Ltd.	350,263
345,000	FIH Mobile, Ltd.[a]	186,347
2,393,000	PetroChina Company, Ltd.	2,760,985

	Total	3,986,055

Colombia (<0.1%)
4,613	Bancolombia SA ADR[c]	262,618

	Total	262,618

Czech Republic (0.1%)
3,284	CEZ AS	98,831
1,894	Komercni Banka AS	436,711

	Total	535,542

Denmark (1.9%)
955	A P Moller - Maersk AS	2,279,832
1,888	Aktieselskabet Schouw & Company	105,388
255	ALK-Abello AS	35,382
30,983	Coloplast AS	2,602,356
194,950	Danske Bank AS	5,515,767
1,241	DFDS AS	98,131
16,888	Jyske Bank ASa	928,501
24,829	Novo Nordisk AS	1,126,889
528	Rockwool International AS	101,848
7,426	Royal Unibrew ASa	1,155,944
8,431	SimCorp AS	323,698
35,437	Sydbank ASa	945,172
39,241	Vestas Wind Systems ASa	1,742,737

	Total	16,961,645

Finland (0.3%)
5,140	Cramo Oyj	114,848
54,388	Ramirent Oyj	609,637
25,906	Rautaruukki Oyj[a]	322,741
195,244	Stora Enso Oyj	1,993,755

	Total	3,040,981

France (6.7%)
589	Alten SA	30,093
336,405	AXA SA	8,778,818
95,450	Cap Gemini SA	6,743,885
51,597	Carrefour SA	2,011,303
31,675	Christian Dior SA	6,517,303
5,232	Club Mediterranee[a]	136,462
124,523	Compagnie de Saint-Gobain	7,628,946
3,431	Faurecia[a]	154,438
211,125	GDF Suez	5,321,071
843	Guerbet SA	39,998
3,260	Ipsen SA	144,744
244	LISI Link Solutions for Industry	39,606
22,168	Mercialys SA	509,913
10,975	Montupet SA	908,430
326,085	Natixis	2,314,762
12,914	Neopost SA	1,060,407
10,587	Peugeot SAa	187,315
10,587	Peugeot SA, Rights[a]	20,255
8,358	Plastic Omnium SAa	284,384
44,928	Safran SA	3,023,749
6,860	Saft Groupe SA	243,966
210	Sartorius Stedim Biotech	39,917
20,435	Societe Television Francaise 1	347,967
794	Sopra Group SA	91,405
103,071	Technicolor SAa	770,627
31,903	Thales SA	2,031,428
85,800	Total SA	6,138,482
9,812	UbiSoft Entertainment SAa	183,109
663	Vicat SAa	57,538
40,553	Vinci SA	3,062,005

	Total	58,822,326

Germany (6.4%)
10,464	Allianz SE	1,821,046
5,343	Alstria Office REIT AGa	73,718
8,429	Aurelius AG	313,240
9,004	Balda AG	41,922
12,340	BASF SEa	1,431,509
41,848	Bayer AG	5,818,610
2,892	Biotest AG	380,959
12,521	Borussia Dortmund GmbH & Company KGaA	65,280
1,764	Centrotec Sustainable AG	45,152
1,829	Cewe Stiftung & Company KGaA	144,108
19,558	Comdirect Bank AG	225,460
10,890	Continental AG	2,562,465
884	CTS Eventim AG	56,309
104,203	Daimler AG	9,701,194
66,350	Deutsche Boerse AG	4,865,632
94,981	Deutsche Post AG	3,583,912
27,924	Deutz AGa	233,500
5,185	Drillisch AG	193,598
34,412	Duerr AGa	2,722,872
2,845	Gerresheimer AGa	193,138
4,077	Grammer AG	225,313
44,703	Heidelberger Druckmaschinen AGa	141,785
161,249	Infineon Technologies AG	1,874,887
1,250	Jungheinrich AG	93,048
13,919	Leoni AG	1,037,514
18,621	LPKF Laser & Electronics AG	418,811
2,784	MorphoSys AGa	238,795
1,443	Nemetschek AG	125,625
59,804	Nordex SEa	957,503
21,195	Norma Group SE	1,112,318
27,430	ProSiebenSat.1 Media AG	1,200,551
97,546	QSC AG	501,967
4,829	Rheinmetall AG	321,706
37,296	SAF-Holland SA	558,031
4,224	SAP AG ADR	341,413
16,971	Siemens AG	2,238,816
1,619	Sixt SE	65,464
464	SMA Solar Technology AG	19,429
1,854	Symrise AG	93,658
1,734	Takkt AG	35,173
205,875	ThyssenKrupp AGa	5,876,114
725	Tipp24 SE	52,309
58,175	TUI AG	968,681
47,447	United Internet AG	2,038,281
16,926	Wincor Nixdorf AG	1,108,791
1,823	XING AG	233,569

	Total	56,353,176

Hong Kong (3.7%)
572,400	AIA Group, Ltd.	2,783,922
216,000	Champion REIT[a]	101,819
25,000	China Merchants Holdings International Company, Ltd.	78,449

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Hong Kong (3.7%) - continued
406,500	China Mobile, Ltd.	$3,869,262
91,000	Chow Sang Sang Holdings International, Ltd.	223,772
155,200	Dah Sing Financial Holdings, Ltd.	691,836
165,000	Emperor Entertainment Hotel, Ltd.	71,897
2,387,025	Guangzhou Automobile Group Company, Ltd.[a]	2,412,847
393,000	Hang Lung Group, Ltd.	2,134,289
140,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	45,866
613,050	Hutchison Whampoa, Ltd.[a]	8,410,741
51,500	Johnson Electric Holdings, Ltd.	49,260
87,600	Man Wah Holdings, Ltd.	143,866
2,907,677	New World Development Company, Ltd.	3,008,290
170,000	NewOcean Energy Holdings, Ltd.	112,269
919,000	Samson Holding, Ltd.	121,021
11,000	Shenzhou International Group Holdings, Ltd.	37,952
2,208,000	Shun Tak Holdings, Ltd.	1,087,566
148,000	Sinotruk Hong Kong, Ltd.	78,564
150,500	Swire Pacific, Ltd., Class A	1,738,201
270,000	Swire Pacific, Ltd., Class B	599,484
166,950	Swire Properties, Ltd.	502,780
62,000	Techtronic Industries Company, Ltd.	198,098
452,000	Truly International Holdings, Ltd.	305,528
456,000	United Laboratories International Holdings[a]	294,560
45,000	VTech Holdings, Ltd.	621,054
45,000	Weichai Power Company, Ltd.	157,220
201,000	Wharf Holdings, Ltd.	1,411,043
217,000	Wheelock and Company, Ltd.	895,695
18,000	Wing Hang Bank, Ltd.	289,748

	Total	32,476,899

Hungary (0.2%)
9,278	OTP Bank Nyrt	177,173
90,010	Richter Gedeon Nyrt	1,541,641

	Total	1,718,814

India (1.5%)
906	GlaxoSmithKline Pharmaceuticals, Ltd.	37,047
9,500	Grasim Industries, Ltd.	412,486
40,779	Hero Motocorp, Ltd.	1,491,217
140,000	Hindustan Unilever, Ltd.	1,317,721
193,191	Housing Development Finance Corporation	2,880,397
65,000	ICICI Bank, Ltd.[a]	1,340,169
49,800	Infosys, Ltd.	2,649,551
274,864	ITC, Ltd.	1,554,022
4,008	Reliance Industries, Ltd. GDR[d]	124,472
41,428	Ultra Tech Cement, Ltd.	1,394,143

	Total	13,201,225

Indonesia (0.4%)
256,800	AKR Corporindo Tbk PT	105,969
127,600	Bank Rakyat Indonesia Persero Tbk PT	109,577
81,700	Indo Tambangraya Megah Tbk PT	180,580
4,334,700	PT Astra International Tbk	2,792,815
136,700	United Tractors Tbk PT	257,013

	Total	3,445,954

Ireland (0.3%)
149,269	Beazley plc	619,221
37,382	Grafton Group plc	367,685
24,992	Henderson Group plc	106,180
5,341	Kentz Corporation, Ltd.	65,108
71,675	Smurfit Kappa Group plc	1,596,752

	Total	2,754,946

Italy (4.4%)
777,269	A2A SPA	951,145
9,810	Acea SpA	140,778
2,129	Aeroporto di Venezia Marco Polo SPA - SAVE	40,229
18,879	Amplifon SPA	123,287
34,805	Ascopiave SPA	111,542
242,150	Assicurazioni Generali SPA	5,661,774
54,785	Autogrill SPA[a]	525,896
73,558	Azimut Holding SPA	2,296,314
39,072	Banca Generali SPA	1,229,879
15,066	Banca IFIS SPA	325,313
1,101,726	Banca Popolare di Milano SCRL[a]	1,114,179
13,609	Brembo SPA	503,163
32,834	Buzzi Unicem SPA	582,485
20,374	Cementir Holding SpA	194,118
7,657	DiaSorin SPA	315,942
456,738	Enel SPA	2,586,929
226,600	Eni SPA	5,868,780
17,901	ERG SPA	308,946
9,824	Esprinet SPA	107,408
65,525	Gruppo Editoriale L’Espresso SPA[a]	151,292
248,124	HERA SPA	730,465
7,322	Industria Macchine Automatiche SPA	360,062
3,016,400	Intesa Sanpaolo SPA	10,322,198
248,919	IREN SpA	422,971
28,310	Italcementi SPA	343,941
9,784	Italcementi SPA	76,013
224,460	Mediaset SPA[a]	1,242,199
92,213	Recordati SPA	1,614,203
3,387	Reply SPA	305,431
1,621	Societa Cattolica di Assicurazioni SCRL	40,092
6,474	Sogefi SPA[a]	41,146
6,854	Trevi Finanziaria Industriale SPA	79,047
2,663	Vittoria Assicurazioni SPA	39,123

	Total	38,756,290

Japan (12.7%)
55,600	Aderans Company, Ltd.	790,966
2,500	Airport Facilities Company, Ltd.	17,316
7,100	Aisan Industry Company, Ltd.	56,494
6,600	Aoyama Trading Company, Ltd.	163,779
2,000	Ariake Japan Company, Ltd.	48,310
57,700	Asahi Group Holdings, Ltd.	1,594,412
4,500	Asatsu-DK, Inc.	101,797
1,400	Avex Group Holdings, Inc.	25,931
7,000	Bando Chemical Industries, Ltd.	26,934
91,000	Calsonic Kansei Corporation	448,279
11,600	Capcom Company, Ltd.	202,040
3,900	Chiyoda Integre Co., Ltd.	53,775
2,100	Chudenko Corporation	30,041

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Japan (12.7%) - continued
4,000	Chugoku Marine Paints, Ltd.	$25,517
8,200	CKD Corporation	74,699
3,300	COMSYS Holdings Corporation	54,100
14,200	Cookpad, Inc.	284,523
2,600	Corona Corporation	26,270
26,000	Cosmo Oil Company, Ltd.	48,639
17,000	Daido Metal Company, Ltd.	180,652
36,000	Daihen Corporation	136,434
3,000	Dai-Ichi Seiko Company, Ltd.	38,141
1,200	Daiichikosho Company, Ltd.	34,579
29,000	Dainippon Screen Manufacturing Company, Ltd.	126,487
688,264	Daiwa Securities Group, Inc.	5,160,906
8,900	DCM Holdings Company, Ltd.	60,211
22,700	Doutor Nichires Holdings Company, Ltd.	406,860
2,900	DTS Corporation	48,090
1,200	Dydo Drinco, Inc.	48,759
5,000	Eagle Industry Company, Ltd.	79,139
114,400	EDION Corporation	666,658
1,400	Endo Lighting Corporation	22,254
60,600	Fancl Corporation	672,062
11,400	Foster Electric Company, Ltd.	138,085
87,400	Fuji Heavy Industries, Ltd.	2,298,155
10,400	Fuji Machine Manufacturing Company, Ltd.	91,962
26,000	Fuji Oil Company, Ltd.	351,282
91,000	Fujikura, Ltd.	391,843
26,000	Fujitsu General, Ltd.	300,038
41	Fukuoka REIT Corporation	65,980
7,000	Funai Electric Company, Ltd.	75,170
251	Global One Real Estate Investment Corporation	785,338
3,000	G-Tekt Corporation	33,579
19,000	Gunze, Ltd.	51,883
7,000	H2O Retailing Corporation	52,826
27	Hankyu REIT, Inc.	145,123
4,600	Heiwa Real Estate Company, Ltd.	72,216
37,300	Hitachi Capital Corporation	919,350
46,000	Hitachi Kokusai Electric, Inc.	525,854
14,000	Hitachi Transport System, Ltd.	214,828
278,000	Hitachi, Ltd.	1,981,846
5,500	Horiba, Ltd.	190,115
15,600	Iino Kaiun Kaisha, Ltd.	76,738
22,900	Ikyu Corporation	248,771
5,000	Inabata & Company, Ltd.	47,054
31	Industrial & Infrastructure Fund Investment Corporation	259,787
3,900	INES Corporation	25,625
2,500	Iriso Electronics Company, Ltd.	125,832
56,700	IT Holdings Corporation	878,964
8,600	IwaiCosmo Holdings, Inc.	83,766
4,500	JAFCO Company, Ltd.	172,421
3,000	Japan Aviation Electronics Industry, Ltd.	51,066
319,300	Japan Display, Inc.[a]	1,967,614
137	Japan Hotel REIT Investment Corporation	63,019
207	Japan Rental Housing Investments, Inc.	128,063
6,000	Japan Securities Finance Company, Ltd.	33,026
64,000	Japan Vilene Company, Ltd.	352,599
17,000	J-Oil Mills, Inc.	45,449
93,100	JTEKT Corporation	1,358,374
32,300	JVC Kenwood Corporation[a]	68,279
2,500	Kaga Electronics Company, Ltd.	29,938
8,500	Kanamoto Company, Ltd.	267,017
85,000	Kandenko Company, Ltd.	455,965
3,700	Kanematsu Electronics, Ltd.	49,412
1,200	Kato Sangyo Co., Ltd.	24,958
28,000	Kato Works Company, Ltd.	161,494
457,000	Kawasaki Kisen Kaisha, Ltd.	917,632
48,900	KDDI Corporation	2,607,920
6,700	Keihin Corporation	97,233
4,700	Kewpie Corporation	67,607
11,000	Kinugawa Rubber Industrial Company, Ltd.	45,920
2,400	Kissei Pharmaceutical Company, Ltd.	56,206
2,600	Kiyo Bank, Ltd.	30,594
776,000	Kobe Steel, Ltd.	1,018,624
8,100	Kohnan Shoji Company, Ltd.	81,998
14,600	Komori Corporation	185,695
2,800	Konishi Company, Ltd.	50,094
14,000	Krosaki Harima Corporation	29,246
17,000	Kurabo Industries, Ltd.	28,957
13,200	Kuroda Electric Company, Ltd.	212,072
300	Kusuri No Aoki Company, Ltd.	20,076
15,600	Kyoritsu Maintenance Company, Ltd.	532,805
2,900	Kyowa Exeo Corporation	37,514
9,700	Lifenet Insurance Company[a]	42,283
1,900	Lintec Corporation	35,329
112,025	LIXIL Group Corporation	2,968,656
1,400	MACNICA, Inc.	41,511
41,000	Maeda Road Construction Company, Ltd.	635,729
10,000	Makino Milling Machine Company, Ltd.	74,449
2,600	Mandom Corporation	91,311
158,000	Marubeni Corporation	1,055,822
38,000	Marudai Food Company, Ltd.	113,107
3,200	Matsumotokiyoshi Holdings Company, Ltd.	94,430
10,300	MegaChips Corporation	121,402
6,400	Megmilk Snow Brand Company, Ltd.	84,922
4,300	Mimasu Semiconductor Industry Company, Ltd.	39,036
1,100	Ministop Company, Ltd.	16,659
1,900	MISUMI Group, Inc.	46,235
7,000	Mito Securities Company, Ltd.	24,454
181,100	Mitsubishi UFJ Financial Group, Inc.	963,361
3,900	Mitsui High-tec, Inc.	24,598
506,000	Mitsui O.S.K. Lines, Ltd.	1,688,051
13,000	Mitsui Sugar Company, Ltd.	53,939
1,200	Modec, Inc.	26,591
45	Mori Hills REIT Investment Corporation	60,051
139	Mori Trust Sogo Reit, Inc.	208,616
47,000	Morinaga Milk Industry Company, Ltd.	175,442
284,557	MS and AD Insurance Group Holdings, Inc.	6,383,224
64,800	Namco Bandai Holdings, Inc.	1,400,013
2,300	NEC Capital Solutions, Ltd.	39,804
30,400	NEC Networks & System Integration Corporation	642,241

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Japan (12.7%) - continued
5,000	Neturen Company, Ltd.	$34,304
2,300	Nichicon Corporation	17,060
1,500	Nichiden Corporation	35,913
4,500	Nichiha Corporation	51,845
46,200	Nikkiso Company, Ltd.	517,817
54,000	NIPPO Corporation	825,093
29	Nippon Accommodations Fund, Inc.	102,283
32,000	Nippon Chemi-Con Corporation[a]	102,290
22,000	Nippon Flour Mills Company, Ltd.	122,746
2,000	Nippon Kayaku Company, Ltd.	23,800
41,900	Nippon Light Metal Holdings Company, Ltd.	59,082
126,000	Nippon Meat Packers, Inc.	2,183,753
32,400	Nippon Paper Industries Company, Ltd.	592,133
22,000	Nippon Road Company, Ltd.	111,995
3,000	Nippon Seiki Company, Ltd.	52,456
2,272,800	Nippon Sheet Glass Company[a]	2,915,187
2,000	Nippon Shinyaku Company, Ltd.	35,232
5,000	Nippon Signal Company, Ltd.	41,461
98,700	Nippon Suisan Kaisha, Ltd.[a]	227,126
11,400	Nippon Telegraph & Telephone Corporation	632,618
705,500	Nippon Yusen Kabushiki Kaisha	1,912,274
554,475	Nissan Motor Company, Ltd.	4,784,341
37,000	Nisshin Oillio Group, Ltd.	123,884
8,100	Nisshin Steel Holdings Company, Ltd.	83,190
5,000	Nisshinbo Holdings, Inc.	42,836
25,000	Nissin Electric Company, Ltd.	139,036
3,900	Nitta Corporation	80,117
1,700	Nitto Kogyo Corporation	35,247
22	Nomura Real Estate Office Fund, Inc.	95,208
6,500	NS Solutions Corporation	162,626
87,000	NS United Kaiun Kaisha, Ltd.	195,496
152,000	NTN Corporation	520,208
42,200	OMRON Corporation	1,494,488
78	Orix JREIT, Inc.	99,226
3,900	OYO Corporation	54,100
18,500	Pioneer Corporation[a]	39,973
8,300	Pola Orbis Holdings, Inc.	324,826
81	Premier Investment Corporation	312,919
17,000	Prima Meat Packers, Ltd.	37,500
20,100	Relo Holdings, Inc.	1,102,199
30,000	Rengo Company, Ltd.	134,062
6,500	Resorttrust, Inc.	101,984
14,500	ROHTO Pharmaceutical Company, Ltd.	255,802
1,100	Roland Corporation	15,636
4,800	Roland DG Corporation	162,240
11,000	Ryobi, Ltd.	32,587
2,100	Ryosan Company, Ltd.	44,388
2,500	S Foods, Inc.	33,367
700	Saint Marc Holdings Company, Ltd.	33,176
8,400	Saizeriya Company, Ltd.	96,245
5,300	Sakata INX Corporation	46,747
6,000	Sanki Engineering Company, Ltd.	36,824
11,800	Sanshin Electronics Company, Ltd.	74,063
4,000	Sanyo Denki Company, Ltd.	26,942
19,000	Sanyo Special Steel Company, Ltd.	74,106
2,000	Sawai Pharmaceutical Company, Ltd.	123,777
5,800	Seikagaku Corporation	69,446
50,200	Seiko Epson Corporation	1,369,959
191	Sekisui House SI Investment Corporation	180,453
89,000	Sekisui House, Ltd.	1,068,321
1,500	Sekisui Jushi Corporation	19,972
26,000	SENKO Company, Ltd.	118,836
3,900	Senshukai Company, Ltd.	33,183
6,300	Shima Seiki Manufacturing, Ltd.	105,137
2,700	Shimachu Company, Ltd.	59,326
27,000	Shindengen Electric Manufacturing Company, Ltd.	110,307
33,000	Shinko Electric Industries Company, Ltd.	217,328
6,000	ShinMaywa Industries, Ltd.	52,986
42,000	Sinfonia Technology Company, Ltd.	64,606
17,200	Skymark Airlines, Inc.	52,590
6,300	Sodick Company, Ltd.	23,393
58,400	Softbank Corporation	4,349,516
2,600	Sosei Group Corporation[a]	49,205
28,900	Square ENIX Holdings Company, Ltd.	464,846
70,300	Stanley Electric Company, Ltd.	1,558,128
38,000	Start Today Company, Ltd.	796,346
51,000	Sumitomo Bakelite Company, Ltd	194,231
457,475	Sumitomo Corporation	5,938,248
37,500	Sumitomo Mitsui Financial Group, Inc.	1,482,387
1,445,775	Sumitomo Mitsui Trust Holdings, Inc.	5,957,603
16,000	Sumitomo Osaka Cement Company, Ltd.	63,634
28,000	Sumitomo Realty & Development Company, Ltd.	1,086,383
2,600	Sundrug Company, Ltd.	106,373
68,000	Tadano, Ltd.	961,507
14,300	Taikisha, Ltd.	309,406
1,300	Takaoka Toko Company, Ltd.	18,560
28,000	Takara Bio, Inc.	303,972
8,900	Takata Corporation	209,702
9,000	Takuma Company, Ltd.	72,814
9,100	Tecmo Koei Holdings Company, Ltd.	108,709
9,000	Toagosei Company, Ltd.	37,660
9,000	Toei Company, Ltd.	50,386
28,000	Tokai Carbon Company, Ltd.	89,832
61,800	Tokio Marine Holdings, Inc.	1,820,995
64,000	Tokuyama Corporation	185,612
7,500	Tokyo Broadcasting System Holdings, Inc.	81,473
5,800	Tokyo Seimitsu Company, Ltd.	97,741
31	Top REIT, Inc.	134,567
12,000	Toshiba Machine Company, Ltd.	53,894
5,900	Toshiba Plant Systems & Services Corporation	86,805
8,000	Tosoh Corporation	30,527
54,500	Totetsu Kogyo Company, Ltd.	1,106,625
5,100	Towa Pharmaceutical Company, Ltd.	217,899
30,000	Toyo Engineering Corporation	132,374
103,000	Toyo Kanetsu KK	245,185
34,000	Toyo Securities Company, Ltd.	93,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Japan (12.7%) - continued
136,500	Toyota Motor Corporation	$7,374,843
1,700	Transcosmos, Inc.	31,693
1,200	TS Tech Company, Ltd.	32,004
3,000	Tsukishima Kikai Company, Ltd.	31,926
32,400	Tsukui Corporation	363,801
12,000	TV Asahi Holdings Corporation	209,091
13,500	ULVAC, Inc.[a]	255,854
3,600	Unipres Corporation	69,556
2,600	Valor Company, Ltd.	33,699
16,000	Wakita & Company, Ltd.	181,609
1,200	Xebio Company, Ltd.	22,193
14,300	Yokogawa Bridge Holdings Corporation	189,619
8,400	Yokohama Reito Company, Ltd.	67,996
6,600	Yoshinoya Holdings Company, Ltd.	83,583

	Total	113,193,169

Jersey (0.9%)
40,439	Petra Diamonds, Ltd.[a]	111,291
358,825	WPP plc	7,736,800

	Total	7,848,091

Luxembourg (0.5%)
43,697	APERAM[a]	1,136,933
59,000	Tenaris SA ADR[c]	2,598,950
15,674	Ternium SA ADR	449,217

	Total	4,185,100

Malaysia (0.2%)
317,756	CIMB Group Holdings Berhad	731,980
71,300	Genting Berhad	214,308
17,825	Genting Berhad Warrants[a]	15,775
35,308	Malayan Banking Berhad	107,178
135,500	Public Bank Berhad	836,456

	Total	1,905,697

Mexico (0.9%)
528,900	America Movil SAB de CV	533,236
168,000	Consorcio ARA SAB de CVa	73,966
28,000	Fomento Economico Mexicano SAB de CV ADR	2,541,560
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,356,975
406,813	Grupo Financiero Banorte SAB de CV ADR	2,701,877
271,000	Organizacion Soriana SAB de CVa	785,279

	Total	7,992,893

Netherlands (3.0%)
9,064	Aalberts Industries NV	301,938
1,108,450	Aegon NV	10,160,498
55,446	Airbus Group NV	3,811,359
65,871	Arcelor Mittal	1,071,143
36,713	BAM Group	199,066
860	Eurocommercial Properties NV	39,482
98,300	Koninklijke DSM NV	7,058,698
57,357	PostNL NVa	252,102
118,383	TomTom NVa	839,408
23,421	Unilever NV	1,004,318
63,001	USG People NV	1,090,009
2,815	Vastned Retail NV	144,850
1,981	Wereldhave NV	166,584

	Total	26,139,455

New Zealand (0.1%)
364,147	Air New Zealand, Ltd.	659,857
70,654	Summerset Group Holdings, Ltd.	212,845
28,756	Z Energy, Ltd.	96,912

	Total	969,614

Norway (0.3%)
568,895	BW Offshore, Ltd.	743,983
63,814	DnB ASA	1,131,137
26,528	DNO International ASA[a]	92,131
941	Leroy Seafood Group ASA	33,328
62,074	Marine Harvest ASA	761,339
9,829	SpareBank 1 SMN	87,290

	Total	2,849,208

Peru (<0.1%)
14,694	Cia de Minas Buenaventura SA ADR	191,022

	Total	191,022

Philippines (0.4%)
2,575,500	Ayala Land, Inc.	1,745,343
746,364	Bank of the Philippine Islands	1,521,430

	Total	3,266,773

Poland (0.3%)
5,603	Bank Handlowy w Warszawie SA	208,496
37,277	Bank Pekao SA	2,392,452
7,212	Grupa Lotos SAa	93,004
59,107	Orange Polska SA	201,862

	Total	2,895,814

Portugal (0.8%)
3,391,875	Banco Espirito Santo SAa	6,012,207
8,310	Jeronimo Martins SGPS SA	145,337
69,488	Mota-Engil Africa, SGPS SA Rights[a,b]	39,526
85,380	Mota-Engil, Africa SGPS SA	653,592
7,599	Zon Optimus SGPS SA	54,974

	Total	6,905,636

Russia (0.5%)
45,500	Lukoil ADR	2,408,745
6,451	Magnit OJSC[b,e]	1,281,222
29,723	Novolipetsk Steel OJSC GDR[a]	346,537
11,043	Phosagro OAO	129,142
13,449	Sberbank of Russia GDR[a]	113,295

	Total	4,278,941

Singapore (1.0%)
355,800	ARA Asset Management, Ltd.	518,581
153,000	DBS Group Holdings, Ltd.	2,072,717
195,000	Ezra Holdings, Ltd.	163,788
119,000	First Resources, Ltd.	244,393
284,000	Frasers Centrepoint Trust[a]	407,268
170,000	Frasers Commercial Trust[a]	172,503
152,000	Indofood Agri Resources, Ltd.	129,449
534,760	Keppel Corporation, Ltd.	4,499,488
273,000	Mapletree Logistics Trust[a]	239,769

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Singapore (1.0%) - continued
43,000	Suntec Real Estate Investment Trust	$58,938

	Total	8,506,894

South Africa (0.4%)
10,970	AngloGold Ashanti, Ltd. ADR	198,557
11,240	Barclays Africa Group, Ltd.	164,656
1,139	Bidvest Group, Ltd.	31,274
9,831	Impala Platinum Holdings, Ltd.	110,828
80,890	Massmart Holdings, Ltd.	1,072,152
6,049	MTN Group, Ltd.	121,354
17,994	Reunert, Ltd.	118,249
21,269	Sappi, Ltd.[a]	67,421
214,000	Truworths International, Ltd.	1,719,337

	Total	3,603,828

South Korea (1.7%)
6,003	E-Mart Company, Ltd.	1,372,684
1,231	Hyundai Department Store Company, Ltd.	158,741
2,212	Hyundai Heavy Industries Company, Ltd.	415,888
1,535	Hyundai Mobis	438,524
26,402	Hyundai Motor Company	5,886,762
3,920	Kangwon Land, Inc.	113,386
1,245	LG Chem, Ltd.	317,797
17,250	POSCO	5,096,140
4,973	POSCO ADR[c]	366,013
245	Samsung Electronics Company, Ltd.	319,470
3,000	Samsung Heavy Industries Company, Ltd.	82,177
1,682	Samsung Life Insurance Company, Ltd.	156,544
6,870	Shinhan Financial Group Company, Ltd.	299,865
817	Shinsegae Company, Ltd.	177,379

	Total	15,201,370

Spain (2.6%)
45,055	Amadeus IT Holding SA	1,873,858
486,460	Banco Popular Espanol SA	3,584,682
278,625	Banco Santander SA	2,771,108
278,625	Banco Santander SA Rights[a,b]	58,960
94,356	Bankinter SA	722,433
101,351	Ence Energia y Celulosa SAa	298,516
5,533	Fomento de Construcciones y Contratas SAa	122,052
100,517	Gamesa Corporacion Tecnologia SAa	999,121
50,019	Gas Natural SDG SA	1,434,295
35,561	Grifols SA	1,900,998
1,059,712	Iberdrola SA	7,402,650
195,452	International Consolidated Airlines Group SAa	1,337,483
224,449	Liberbank SAa	280,182
9,981	NH Hoteles SAa	63,767
12,437	Papeles y Cartones de Europa SA	68,806
2,303	Tecnicas Reunidas SA	138,718

	Total	23,057,629

Sweden (1.8%)
4,375	B&B Tools Aktiebolag	80,237
23,073	Eniro ABa	184,618
23,147	Fabege AB	325,167
2,691	Fastighets AB Balder[a]	34,523
10,026	Haldex AB	128,604
824	Holmen AB	29,123
61,833	Investor ABa	2,395,153
18,651	JM AB	633,760
28,927	Loomis AB	789,050
23,744	Meda AB	426,797
895	NCC AB	31,865
31,982	NCC AB	1,120,506
2,133	Net Entertainment NE ABa	51,339
2,133	Net Entertainment NE AB Rights[a,b]	984
6,096	Nobia AB	55,314
1,075	Nolato AB	24,546
1,208	Orexo ABa	19,613
5,606	Rezidor Hotel Group ABa	34,832
5,606	Rezidor Hotel Group AB Rights[a,b]	2,600
63,322	SAS ABa	136,175
139,643	Skandinaviska Enskilda Banken AB	1,928,878
86,586	Svenska Cellulosa AB SCA	2,434,196
7,283	Swedish Orphan Biovitrum ABa	80,087
303,400	Volvo AB	4,804,083
4,675	Wallenstam AB	76,739

	Total	15,828,789

Switzerland (7.7%)
33,416	Actelion, Ltd.[a]	3,289,928
89,561	Adecco SAa	7,518,829
3,749	AFG Arbonia-Forster-Holding AGa	124,978
19,149	Aryzta AGa	1,770,047
9,727	Ascom Holding AG	180,953
643	Autoneum Holding AGa	136,413
173	Basilea Pharmaceutica AGa	18,127
2,294	Bossard Holding AGa	315,988
194,653	Credit Suisse Group AGa	6,171,013
618	Flughafen Zuerich AG	389,885
398	Forbo Holding AGa	411,748
2,484	Galenica AG	2,529,406
1,034	Georg Fischer AGa	820,278
3,133	Givaudan SAa	4,944,425
75,320	Holcim, Ltd.[a]	6,908,083
19,491	Implenia AGa	1,429,214
1,463	Komax Holding AGa	226,452
3,126	Kudelski SA	53,911
2,529	Kuoni Reisen Holding AGa	1,116,839
63	LEM Holding SA	52,041
433	Lindt & Spruengli AG	2,105,715
73,013	Nestle SA	5,642,758
73,136	Novartis AG	6,357,901
14,270	OC Oerlikon Corporation AGa	227,317
1,772	PSP Swiss Property AGa	170,316
48,056	Roche Holding AG	14,097,048
1,678	Siegfried Holding AGa	314,208
5,667	U-Blox AGa	693,818

	Total	68,017,639

Taiwan (0.7%)
105,000	Advanced Semiconductor Engineering, Inc.	122,269
4,306	Chicony Electronics Company, Ltd.	11,214
49,000	Chipbond Technology Corporation	83,925
270,000	Compal Electronics, Inc.	192,626

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
Taiwan (0.7%) - continued
30,000	Novatek Microelectronics Corporation	$139,063
11,000	Powertech Technology, Inc.	17,803
10,000	Richtek Technology Corporation	57,459
314,100	Taiwan Mobile Company, Ltd.	1,013,872
1,108,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,355,150
9,232	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	185,563
8,000	TPK Holding Company, Ltd.	61,115

	Total	6,240,059

Thailand (1.9%)
500,425	Bangkok Bank pcl	2,926,725
27,200	Kasikornbank pcl	161,355
7,535,475	Krung Thai Bank pcl	4,225,828
266,000	PTT Exploration & Production pcl	1,312,923
442,775	PTT pcl	4,286,780
133,100	Siam Cement pcl	1,797,550
418,700	Siam Commercial Bank pcl	2,146,719
199,700	Thai Oil pcl	322,957

	Total	17,180,837

Turkey (0.6%)
552,258	Akbank TAS	1,938,821
70,796	BIM Birlesik Magazalar ASa	1,638,827
7,124	Ford Otomotiv Sanayi ASa	80,611
441,222	Turkiye Garanti Bankasi AS	1,625,330
12,549	Turkiye Halk Bankasi AS	84,375

	Total	5,367,964

United Kingdom (10.8%)
64,787	Abcam plc	432,074
123,529	ARM Holdings plc	1,869,628
80,797	Ashmore Group plc	479,921
48,304	Associated British Foods plc	2,425,354
951,625	BAE Systems plc	6,438,163
11,597	Bank of Georgia Holdings plc	510,067
91,646	Bellway plc	2,231,820
9,753	Berendsen plc	170,442
32,763	Berkeley Group Holdings plc	1,271,253
34,000	BHP Billiton plc	1,103,838
9,282	Big Yellow Group plc	80,681
27,738	Brewin Dolphin Holdings plc	151,307
86,165	British American Tobacco plc	4,975,568
165,059	Britvic plc	2,021,556
284,686	BT Group plc	1,777,185
61,157	BTG plc[a]	549,920
161,663	Cairn Energy plc[a]	503,542
112,650	Carillion plc	704,667
51,309	Chesnara plc	285,445
2,647	Clarkson plc	119,148
243,261	Cobham plc	1,269,053
102,613	CSR plc	997,027
11,791	Daily Mail and General Trust plc	162,528
27,517	Dairy Crest Group plc	214,689
7,683	Derwent London plc	353,436
12,209	Devro plc	43,598
20,149	Diageo plc	617,358
14,984	Drax Group plc	167,730
152,490	DS Smith plc	812,623
94,880	easyJet plc	2,625,282
35,841	Elementis plc	168,251
156,514	EnQuest plc[a]	363,264
19,134	Essentra plc	259,533
16,802	Faroe Petroleum plc[a]	41,535
25,924	Fenner plc	181,377
3,936	Galliford Try plc	79,229
252,130	Globo plc[a]	234,132
8,508	Go-Ahead Group plc	283,734
29,223	Grainger plc	105,453
57,935	Halfords Group plc	434,727
132,975	Halma plc	1,263,358
27,531	Hikma Pharmaceuticals plc	722,461
17,003	Hiscox, Ltd.	202,676
21,981	HomeServe plc	125,395
311,508	Howden Joinery Group plc	1,714,997
93,475	HSBC Holdings plc ADR[c]	4,797,138
9,993	Hunting plc	143,063
108,418	IG Group Holdings plc	1,165,878
140,961	Intermediate Capital Group plc	1,058,021
17,336	International Personal Finance plc	163,955
804,331	ITV plc	2,474,191
76,057	John Wood Group plc	1,008,491
15,076	Keller Group plc	254,347
24,607	Lancashire Holdings, Ltd.	290,824
67,603	London Stock Exchange Group plc	2,071,781
45,781	Lookers plc	107,828
568,707	Man Group plc	949,081
8,450	Micro Focus International plc	110,816
43,143	Mitie Group plc	232,395
22,543	Mondi plc	374,751
144,325	Moneysupermarket.com Group plc	445,225
1,884	Morgan Sindall Group plc	25,209
22,308	N Brown Group plc	193,344
27,449	Next plc	3,028,208
372,975	Pace plc	2,298,257
15,604	Pennon Group plc	199,756
98,870	Persimmon plc[a]	2,194,112
145,438	Premier Foods plc[a]	141,195
177,584	Prudential plc	4,082,481
9,819	Restaurant Group plc	103,678
15,469	Rightmove plc	630,193
4,335	Rotork plc	190,117
10,631	RPS Group plc	53,170
41,331	SABMiller plc	2,247,710
8,450	Savills plc	85,601
17,926	Shaftesbury plc	200,428
76,659	Shire plc	4,384,256
180,771	SIG plc	585,858
39,436	Soco International plc[a]	288,223
57,289	Speedy Hire plc	54,547
103,854	Standard Chartered plc	2,249,180
139,969	Stobart Group, Ltd.	323,762
40,238	Synergy Health plc	843,273
683,288	Taylor Wimpey plc	1,215,184
13,245	Telecom plus plc	346,175
935,875	Tesco plc	4,636,235
102,848	Thomas Cook Group plc[a]	304,027
10,871	Trinity Mirror plc[a]	31,859
125,560	TUI Travel plc	908,202
44,377	Unilever plc	1,985,110
64,400	Vectura Group plc[a]	153,313
61,307	Vedanta Resources plc	981,718
31,136	Vesuvius plc	219,619
690,061	Vodafone Group plc	2,619,880
13,640	WH Smith plc	252,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (88.5%)	Value
United Kingdom (10.8%) - continued
14,932	Workspace Group plc	$144,711
9,615	WS Atkins plc	208,532
10,903	Xchanging plc	29,327

	Total	95,632,221

United States (0.2%)
8,271	iShares MSCI Emerging Markets Index Fund	341,840
14,600	Yum! Brands, Inc.	1,124,055

	Total	1,465,895

	Total Common Stock (cost $670,311,834)	782,686,448

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Argentina (0.3%)
	Arcos Dorados BV
193,000	6.625%, 9/27/2023[d]	200,238
	Argentina Government International Bond
141,739	7.820%, 12/31/2033[f]	146,497
316,504	7.820%, 12/31/2033[f]	327,130
594,465	8.280%, 12/31/2033	478,544
14,020	8.280%, 12/31/2033	11,097
180,000	0.000%, 12/15/2035	12,330
1,380,000	0.000%, 12/15/2035[g]	96,600
6,854,000	0.000%, 12/15/2035[f,g]	639,948
70,000	2.260%, 12/31/2038[f,h]	39,768
1,000,000	2.500%, 12/31/2038[h]	423,750

	Total	2,375,902

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
290,000	4.750%, 3/18/2024[d]	292,233
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	211,520

	Total	503,753

Belarus (<0.1%)
	Belarus Government International Bond
216,000	8.750%, 8/3/2015	216,903

	Total	216,903

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038[h,i]	93,907

	Total	93,907

Bermuda (<0.1%)
	Bermuda Government International Bond
200,000	4.854%, 2/6/2024[d]	206,360

	Total	206,360

Brazil (0.6%)
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[d]	475,985
	Brazil Government International Bond
566,000	6.000%, 8/15/2050[j]	578,240
210,000	4.875%, 1/22/2021	226,800
410,000	4.250%, 1/7/2025	406,925
340,000	11.000%, 8/17/2040	383,520
	Brazil Loan Trust 1
150,000	5.477%, 7/24/2023	153,750
640,000	5.477%, 7/24/2023[d]	656,000
	Brazil Minas SPE via State of Minas Gerais
1,189,999	5.333%, 2/15/2028[d]	1,167,687
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[b,i,k]	0
	Petrobras Global Finance BV
310,000	6.250%, 3/17/2024	325,625

	Total	4,374,532

Canada (<0.1%)
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	220,674
200,000	5.692%, 4/5/2021[d]	220,674

	Total	441,348

Cayman Islands (<0.1%)
	Raizen Fuels Finance, Ltd.
330,000	9.500%, 8/15/2014	336,188

	Total	336,188

Chile (0.3%)
	AES Gener SA
330,000	8.375%, 12/18/2073[d]	355,574
70,000	5.250%, 8/15/2021[d]	74,123
280,000	5.250%, 8/15/2021	296,494
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	299,315
100,000	4.125%, 10/7/2020[d]	103,212
	Chile Government International Bond
450,000	3.625%, 10/30/2042	379,688
	E-CL SA
120,000	5.625%, 1/15/2021[d]	129,752
	Empresa Nacional de Electricidad SA
60,000	4.250%, 4/15/2024	60,106
	Empresa Nacional de Telecomunicaciones SA
340,000	4.875%, 10/30/2024[d]	356,704
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	186,596

	Total	2,241,564

China (0.1%)
	CNOOC Curtis Funding
230,000	4.500%, 10/3/2023[d]	235,892
	Sinopec Group Overseas Development 2013, Ltd.
810,000	4.375%, 10/17/2023[d]	824,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
China (0.1%) - continued
	Sparkle Assets, Ltd.
$200,000	6.875%, 1/30/2020	$196,512

	Total	1,256,660

Colombia (0.4%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	424,000
	Bancolombia SA
130,000	6.125%, 7/26/2020	139,263
100,000	5.950%, 6/3/2021	108,250
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	20,925
540,000	7.375%, 3/18/2019	654,749
290,000	2.625%, 3/15/2023	264,770
250,000	4.000%, 2/26/2024	252,125
310,000	6.125%, 1/18/2041	353,400
	Ecopetrol SA
70,000	7.375%, 9/18/2043	83,388
	Empresa de Energia de Bogota SA
320,000	6.125%, 11/10/2021[d]	342,000
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	119,000
	Pacific Rubiales Energy Corporation
150,000	5.375%, 1/26/2019[d]	154,124
130,000	5.125%, 3/28/2023[d]	125,613

	Total	3,041,607

Costa Rica (0.3%)
	Banco de Costa Rica
220,000	5.250%, 8/12/2018[d]	220,550
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[d]	218,350
480,000	6.250%, 11/1/2023[d]	474,600
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	37,350
510,000	4.250%, 1/26/2023[d]	467,925
610,000	4.375%, 4/30/2025	539,850
410,000	5.625%, 4/30/2043[d]	347,475

	Total	2,306,100

Croatia (0.3%)
	Croatia Government International Bond
760,000	6.250%, 4/27/2017	816,049
300,000	6.750%, 11/5/2019	328,875
260,000	6.375%, 3/24/2021	279,500
690,000	6.000%, 1/26/2024[d]	718,463

	Total	2,142,887

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
104,926	9.040%, 1/23/2018	115,025
840,000	7.500%, 5/6/2021	932,399
1,400,000	14.500%, 2/10/2023[l]	33,351
480,000	6.600%, 1/28/2024[d]	495,600
300,000	5.875%, 4/18/2024[d]	298,500
190,000	8.625%, 4/20/2027	217,170
400,000	18.500%, 2/4/2028[l]	11,117
9,199,999	18.500%, 2/4/2028[d,l]	255,688
390,000	7.450%, 4/30/2044[d]	394,404

	Total	2,753,254

Egypt (0.1%)
	Egypt Government International Bond
450,000	5.750%, 4/29/2020	460,125

	Total	460,125

El Salvador (<0.1%)
	El Salvador Government International Bond
60,000	8.250%, 4/10/2032	66,600
200,000	7.650%, 6/15/2035	207,750
50,000	7.650%, 6/15/2035[d]	51,938

	Total	326,288

France (<0.1%)
	Numericable Group SA
100,000	5.375%, 5/15/2022[d,e,f]	143,764

	Total	143,764

Gabon (<0.1%)
	Gabonese Republic Government International Bond
261,500	6.375%, 12/12/2024[d]	278,759

	Total	278,759

Ghana (<0.1%)
	Ghana Government International Bond
190,000	8.500%, 10/4/2017	193,563

	Total	193,563

Greece (<0.1%)
	Hellenic Republic Government International Bond
89,000	1.619%, 5/21/2014[f,g]	123,114
140,000	1.015%, 8/10/2014[f,g]	190,560

	Total	313,674

Guatemala (0.1%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[d]	173,188
	Guatemala Government International Bond
190,000	5.750%, 6/6/2022[d]	204,962
210,000	4.875%, 2/13/2028[d]	203,700

	Total	581,850

Honduras (0.2%)
	Honduras Government International Bond
980,000	8.750%, 12/16/2020[d]	1,073,100
570,000	7.500%, 3/15/2024[d]	565,725

	Total	1,638,825

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Hong Kong (<0.1%)
	Metropolitan Light International, Ltd.
$200,000	5.250%, 1/17/2018	$202,820

	Total	202,820

Hungary (0.2%)
	Hungary Government International Bond
360,000	4.000%, 3/25/2019	363,600
800,000	5.750%, 11/22/2023	852,000
920,000	5.375%, 3/25/2024	953,350

	Total	2,168,950

Indonesia (0.4%)
	Indonesia Government International Bond
135,000	11.625%, 3/4/2019	181,913
1,340,000	5.875%, 1/15/2024[d]	1,450,549
130,000	8.500%, 10/12/2035	167,863
180,000	6.625%, 2/17/2037	194,175
260,000	7.750%, 1/17/2038	314,924
200,000	5.250%, 1/17/2042	183,000
	PT Pertamina Persero
570,000	5.625%, 5/20/2043[d]	483,788

	Total	2,976,212

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	446,250

	Total	446,250

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	362,400
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[d]	245,700
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	182,113

	Total	790,213

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	103,307
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	256,742
690,000	5.750%, 4/30/2043[i]	624,499

	Total	984,548

Lithuania (0.1%)
	Lithuania Government International Bond
480,000	7.375%, 2/11/2020	580,800
110,000	6.125%, 3/9/2021	126,445
200,000	6.625%, 2/1/2022	238,000

	Total	945,245

Luxembourg (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[d]	622,725
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[d]	193,000
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	210,000
	TNK-BP Finance SA
370,000	7.875%, 3/13/2018	398,675
	Wind Acquisition Finance SA
420,000	7.375%, 4/23/2021[d]	431,550

	Total	1,855,950

Malaysia (<0.1%)
	Wakala Global Sukuk Berhad
360,000	4.646%, 7/6/2021	386,550

	Total	386,550

Mexico (0.5%)
	Grupo KUO SAB de CV
200,000	6.250%, 12/4/2022[d]	203,000
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[d]	179,075
	Mexican Udibonos
4,422,819	5.000%, 6/16/2016[m]	366,834
	Mexico Government International Bond
10,000	6.625%, 3/3/2015	10,478
410,000	4.000%, 10/2/2023	420,250
720,000	4.750%, 3/8/2044	694,799
145,000	5.550%, 1/21/2045	156,963
60,000	5.750%, 10/12/2110	60,150
	Offshore Drilling Holding SA
250,000	8.375%, 9/20/2020[d]	272,188
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	313,599
	Petroleos Mexicanos
50,000	5.500%, 1/21/2021	54,750
47,000	6.500%, 6/2/2041	52,170
710,000	6.375%, 1/23/2045[d]	777,449
	Trust F/1401
200,000	6.950%, 1/30/2044[i]	205,750

	Total	3,767,455

Morocco (<0.1%)
	OCP SA
200,000	6.875%, 4/25/2044[d,e]	200,020

	Total	200,020

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
400,000	6.305%, 9/11/2020	385,600

	Total	385,600

Netherlands (0.1%)
	Ajecorp BV
150,000	6.500%, 5/14/2022	141,000
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	212,000
	Petrobras Global Finance BV
500,000	4.875%, 3/17/2020	507,214

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Netherlands (0.1%) - continued
	VimpelCom Holdings BV
$200,000	7.504%, 3/1/2022[d]	$196,000

	Total	1,056,214

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	101,000
200,000	7.250%, 4/15/2019[d]	200,250
360,000	8.250%, 4/15/2024[d]	357,750
120,000	7.875%, 3/31/2036	103,200

	Total	762,200

Panama (0.3%)
	Panama Government International Bond
527,000	8.875%, 9/30/2027	740,435
318,000	9.375%, 4/1/2029	458,715
610,000	6.700%, 1/26/2036	732,763

	Total	1,931,913

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[d]	160,313
	Banco Regional Saeca
330,000	8.125%, 1/24/2019[d]	353,512
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	405,388
300,000	4.625%, 1/25/2023[d]	296,625

	Total	1,215,838

Peru (0.2%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043[d]	333,200
	Ajecorp BV
150,000	6.500%, 5/14/2022[d]	141,000
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[d]	203,500
	Corporacion Lindley SA
110,000	6.750%, 11/23/2021	118,800
90,000	6.750%, 11/23/2021[d]	97,200
80,000	4.625%, 4/12/2023[d]	77,080
	Peru Government International Bond
40,000	5.625%, 11/18/2050	43,550
100,000	7.350%, 7/21/2025	131,000
445,000	8.750%, 11/21/2033	668,613
40,000	6.550%, 3/14/2037	49,300

	Total	1,863,243

Philippines (0.2%)
	Alliance Global Group, Inc.
100,000	6.500%, 8/18/2017	108,625
	Energy Development Corporation
300,000	6.500%, 1/20/2021	313,875
	Philippines Government International Bond
595,000	4.200%, 1/21/2024	616,569
280,000	7.750%, 1/14/2031	385,000
	San Miguel Corporation
220,000	4.875%, 4/26/2023	192,775

	Total	1,616,844

Romania (0.4%)
	Romania Government International Bond
117,000	6.500%, 6/18/2018[f]	188,210
300,000	4.875%, 11/7/2019[f]	462,861
460,000	4.625%, 9/18/2020[f]	700,401
340,000	6.750%, 2/7/2022	402,475
50,000	4.375%, 8/22/2023	50,625
460,000	4.875%, 1/22/2024[d]	483,000
260,000	6.125%, 1/22/2044	285,025
380,000	6.125%, 1/22/2044[d]	416,575

	Total	2,989,172

Russia (0.2%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018[d,n]	144,905
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	346,500
200,000	6.000%, 11/27/2023	180,500
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018[d]	188,000
	Russian Government International Bond
100,000	5.000%, 4/29/2020	101,000
200,000	4.500%, 4/4/2022[d]	190,300
200,000	5.875%, 9/16/2043[d]	185,500
	Uralkali OJSC
270,000	3.723%, 4/30/2018[d]	250,425

	Total	1,587,130

Serbia (0.1%)
	Serbia Government International Bond
580,000	5.875%, 12/3/2018[d]	609,000

	Total	609,000

Singapore (<0.1%)
	Olam International, Ltd.
100,000	7.500%, 8/12/2020	108,750

	Total	108,750

South Africa (<0.1%)
	South Africa Government International Bond
100,000	5.875%, 5/30/2022	110,895
350,000	5.875%, 9/16/2025	384,125

	Total	495,020

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
310,000	6.000%, 1/14/2019[d]	322,400
100,000	6.250%, 10/4/2020	103,875

	Total	426,275

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Supranational (0.1%)
	Corporacion Andina de Fomento
$599,000	3.750%, 1/15/2016	$625,896
424,000	4.375%, 6/15/2022	448,522

	Total	1,074,418

Turkey (0.5%)
	Coca-Cola Icecek AS
200,000	4.750%, 10/1/2018[d]	210,272
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	209,500
	Hazine Mustesarligi Varlik Kiralama AS
400,000	2.803%, 3/26/2018	389,500
200,000	4.557%, 10/10/2018[d]	207,000
	Turkey Government International Bond
130,000	5.625%, 3/30/2021	139,750
200,000	6.250%, 9/26/2022	222,300
1,810,000	5.750%, 3/22/2024	1,936,699
320,000	7.375%, 2/5/2025	379,680
50,000	8.000%, 2/14/2034	64,040
80,000	6.875%, 3/17/2036	91,520
210,000	6.625%, 2/17/2045	234,150

	Total	4,084,411

Ukraine (0.2%)
	Ukraine Government International Bond
560,000	6.250%, 6/17/2016	473,900
640,000	6.580%, 11/21/2016	538,400
240,000	8.375%, 11/3/2017	198,000
260,000	9.000%, 12/7/2017[d]	217,100
	Ukreximbank Via Biz Finance plc
160,000	8.375%, 4/27/2015	131,200
200,000	8.750%, 1/22/2018	153,000

	Total	1,711,600

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
159,504	5.888%, 6/15/2019	176,451
210,000	5.500%, 12/15/2021	234,938
	Ruwais Power Company
360,000	6.000%, 8/31/2036[d]	395,205

	Total	806,594

United States (0.1%)
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[b,o]	397,045
600,000	6.000%, 8/15/2040[b,p]	618,931

	Total	1,015,976

Uruguay (0.2%)
	Uruguay Government International Bond
683,764	4.500%, 8/14/2024	705,132
60,000	6.875%, 9/28/2025	70,950
707,000	7.625%, 3/21/2036	927,054

	Total	1,703,136

Venezuela (0.3%)
	Petroleos de Venezuela SA
330,000	9.000%, 11/17/2021	269,363
147,000	6.000%, 11/15/2026	86,546
290,000	5.375%, 4/12/2027	168,925
227,000	9.750%, 5/17/2035	173,201
10,000	5.500%, 4/12/2037	5,560
	Venezuela Government International Bond
170,000	6.000%, 12/9/2020	122,613
120,000	12.750%, 8/23/2022	118,950
750,000	9.000%, 5/7/2023	613,874
270,000	8.250%, 10/13/2024	207,900
100,000	7.650%, 4/21/2025	74,000
3,000	9.250%, 9/15/2027	2,483
100,000	9.250%, 5/7/2028	79,500
765,000	11.950%, 8/5/2031	707,624

	Total	2,630,539

Vietnam (<0.1%)
	Vietnam Government International Bond
220,000	6.875%, 1/15/2016	236,500

	Total	236,500

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,125
150,000	6.750%, 2/9/2022[d]	158,438

	Total	179,563

Zambia (0.1%)
	Zambia Government International Bond
210,000	5.375%, 9/20/2022[d]	185,850
600,000	5.375%, 9/20/2022	531,000

	Total	716,850

	Total Long-Term Fixed Income (cost $70,416,857)	70,158,812
Shares	Preferred Stock (1.0%)	Value
Brazil (0.4%)
159,000	Petroleo Brasileiro SA ADR	2,353,200
25,700	Vale SA	305,207
40,282	Vale SA ADR	478,148

	Total	3,136,555

Germany (<0.1%)
2,317	Sixt SE	74,980

	Total	74,980

Italy (0.1%)
89,034	Unipol Gruppo Finanziario SPA	588,476

	Total	588,476

South Korea (0.5%)
5,450	Samsung Electronics Company, Ltd.	5,480,408

	Total	5,480,408

	Total Preferred Stock (cost $8,849,117)	9,280,419

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (1.3%)	Value
11,854,217	Thrivent Cash Management Trust	$11,854,217

	Total Collateral Held for Securities Loaned (cost $11,854,217)	11,854,217

Shares or Principal Amount	Short-Term Investments (1.8%)[q]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.098%, 5/28/2014[r]	299,978
	Thrivent Cash Management Trust
15,441,988	0.050%	15,441,988

	Total Short-Term Investments (at amortized cost)	15,741,966

	Total Investments (cost $777,173,991) 100.6%	$889,721,862

	Other Assets and Liabilities, Net (0.6%)	(5,202,121)

	Total Net Assets 100.0%	$884,519,741

a	Non-income producing security.
b	Security is fair valued.
c	All or a portion of the security is on loan.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $24,271,034 or 2.7% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2014.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
Belize Government International Bond, 8/20/2017	3/20/2013	$99,521
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company, 4/30/2043	4/24/2013	688,275
Trust F/1401, 1/30/2044	1/23/2014	194,174

j	Principal amount is displayed in Brazilian Real.
k	Defaulted security. Interest is not being accrued.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At April 30, 2014, $299,978 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$139,928,307
Gross unrealized depreciation	(29,453,726)

Net unrealized appreciation (depreciation)	$110,474,581

Cost for federal income tax purposes	$779,247,281

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	45,866	–	45,866	–
Consumer Discretionary	115,568,202	1,144,310	114,421,292	2,600
Consumer Staples	62,127,218	2,541,560	59,585,658	–
Energy	54,519,740	10,790,986	43,728,754	–
Financials	203,560,168	10,210,633	193,290,575	58,960
Health Care	56,036,062	–	56,036,062	–
Industrials	132,553,442	1,356,975	131,156,941	39,526
Information Technology	45,748,045	185,563	45,561,498	984
Materials	71,241,651	3,357,034	67,884,617	–
Telecommunications Services	20,339,462	–	20,287,645	51,817
Utilities	20,946,592	–	20,946,592	–

Long-Term Fixed Income
Basic Materials	825,041	–	825,041	–
Capital Goods	935,532	–	935,532	–
Communications Services	2,075,531	–	2,075,531	–
Consumer Cyclical	488,063	–	488,063	–
Consumer Non-Cyclical^	1,409,728	–	1,409,728	0
Energy	9,014,780	–	9,014,780	–
Financials	5,412,092	–	5,412,092	–
Foreign	2,795,519	–	2,795,519	–
Foreign Government	44,969,846	–	44,669,690	300,156
Utilities	2,232,680	–	2,232,680	–

Preferred Stock
Energy	2,353,200	2,353,200	–	–
Financials	588,476	–	588,476	–
Industrials	74,980	–	74,980	–
Information Technology	5,480,408	–	5,480,408	–
Materials	783,355	478,148	305,207	–
Collateral Held for Securities Loaned	11,854,217	11,854,217	–	–
Short-Term Investments	15,741,966	15,441,988	299,978	–

Total	$889,721,862	$59,714,614	$829,553,205	$454,043

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	156,138	156,138	–	–
Foreign Currency Forward Contracts	279,295	–	279,295	–

Total Asset Derivatives	$435,433	$156,138	$279,295	$–

Liability Derivatives
Futures Contracts	59,809	59,809	–	–
Foreign Currency Forward Contracts	263,198	–	263,198	–

Total Liability Derivatives	$323,007	$59,809	$263,198	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	12	June 2014	$2,638,825	$2,638,500	($325)
5-Yr. U.S. Treasury Bond Futures	(7)	June 2014	(834,769)	(836,172)	(1,403)
10-Yr. U.S. Treasury Bond Futures	(6)	June 2014	(743,615)	(746,531)	(2,916)
30-Yr. U.S. Treasury Bond Futures	(25)	June 2014	(3,330,844)	(3,373,438)	(42,594)
CME 3 Month Eurodollar Futures	(55)	December 2016	(13,436,304)	(13,448,875)	(12,571)
CME 3 Month Eurodollar Futures	(55)	June 2016	(13,542,255)	(13,525,187)	17,068
CME 3 Month Eurodollar Futures	(55)	March 2016	(13,579,179)	(13,566,437)	12,742
Mini MSCI EAFE Index Futures	16	June 2014	1,490,907	1,539,440	48,533
Ultra Long Term U.S. Treasury Bond Futures	18	June 2014	2,573,266	2,651,061	77,795
Total Futures Contracts					$96,329

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Brazilian Real	HSBC	685,871	5/30/2014	$305,960	$304,683	($1,277)
Brazilian Real	CSFB	242,049	5/30/2014	107,865	107,525	(340)
Brazilian Real	RBC	680,809	5/12/2014	305,000	304,171	(829)
Brazilian Real	BB	342,608	5/9/2014	152,000	153,216	1,216
Brazilian Real	UBS	3,100,989	5/7/2014 - 5/27/2014	1,369,238	1,385,857	16,619
Brazilian Real	MSC	1,719,018	5/5/2014 - 5/30/2014	762,000	766,798	4,798
Chilean Peso	CSFB	83,523,322	5/9/2014	147,811	147,882	71
Chinese Yuan	BNP	1,850,997	6/18/2014	298,000	295,054	(2,946)
Chinese Yuan	BB	1,863,473	5/27/2014	304,033	297,336	(6,697)
Chinese Yuan	MSC	1,817,982	5/27/2014	296,000	290,078	(5,922)
Chinese Yuan	DB	2,633,378	6/18/2014	425,739	419,768	(5,971)
Chinese Yuan Offshor	SB	3,845,864	6/9/2014	613,000	614,316	1,316
Colombian Peso	CSFB	297,365,200	5/8/2014	152,000	153,440	1,440
Euro	CITI	111,000	6/18/2014	153,445	153,958	513
Euro	SSB	222,000	6/18/2014	306,476	307,917	1,441
Euro	DB	769,000	6/18/2014	1,058,736	1,066,611	7,875
Euro	CSFB	108,000	6/18/2014	148,929	149,797	868
Euro	UBS	207,458	5/7/2014 - 6/18/2014	286,287	287,774	1,487
Euro	BNP	110,000	6/18/2014	151,134	152,571	1,437
Euro	RBC	109,000	6/18/2014	150,109	151,184	1,075
Euro	JPM	92,719	5/7/2014	128,240	128,628	388
Euro	BOA	121,000	6/18/2014	168,326	167,828	(498)
Euro	HSBC	110,000	6/18/2014	152,312	152,571	259
Hungarian Forint	BOA	140,040,780	6/18/2014	624,984	632,845	7,861
Hungarian Forint	HSBC	57,223,355	6/18/2014	253,467	258,387	4,920
Hungarian Forint	SSB	34,122,749	6/18/2014	153,000	154,079	1,079
Hungarian Forint	DB	102,265,058	6/18/2014	458,778	461,770	2,992
Indonesia Rupiah	DB	1,601,264,370	5/23/2014	138,000	137,992	(8)
Indonesia Rupiah	JPM	1,756,593,000	5/22/2014	153,000	151,403	(1,597)
Japanese Yen	SSB	15,557,422	6/18/2014	153,000	152,242	(758)
Malaysian Ringgit	BNP	1,772,617	5/2/2014	538,511	542,832	4,321
Malaysian Ringgit	HSBC	2,580,861	5/2/2014 - 5/8/2014	790,999	790,027	(972)
Malaysian Ringgit	DB	497,122	5/12/2014	152,000	152,123	123
Malaysian Ringgit	CITI	497,177	5/12/2014	152,000	152,140	140
Malaysian Ringgit	JPM	1,160,000	5/16/2014	355,158	354,881	(277)
Malaysian Ringgit	UBS	1,952,661	6/16/2014	602,208	596,076	(6,132)
Malaysian Ringgit	BB	4,510,520	5/2/2014 - 6/5/2014	1,377,052	1,379,674	2,622
Mexican Peso	RBC	2,646,425	5/9/2014 - 6/18/2014	200,223	201,655	1,432
Mexican Peso	JPM	2,007,046	6/18/2014	153,000	152,811	(189)
Mexican Peso	SSB	46,355,657	6/18/2014	3,491,001	3,529,396	38,395
Philippine Peso	HSBC	5,571,402	5/23/2014	124,788	124,954	166
Philippine Peso	CITI	11,160,833	5/23/2014	249,337	250,312	975
Polish Zloty	UBS	656,927	6/18/2014	215,605	216,413	808
Polish Zloty	BB	656,927	6/18/2014	214,664	216,413	1,749
Polish Zloty	DB	2,350,976	6/18/2014	772,385	774,489	2,104
Polish Zloty	BOA	907,143	6/18/2014	299,491	298,843	(648)
Polish Zloty	JPM	712,000	6/18/2014	232,103	234,556	2,453
Russian Ruble	BNP	10,846,119	5/7/2014	303,473	303,900	427
Russian Ruble	CITI	10,406,569	5/5/2014 - 5/15/2014	290,866	291,367	501
Russian Ruble	CSFB	27,142,714	5/5/2014 - 5/15/2014	759,000	760,272	1,272
South African Rand	SSB	54,152	6/18/2014	5,105	5,111	6
South African Rand	UBS	3,898,001	6/18/2014	361,643	367,867	6,224
South African Rand	RBC	1,509,694	6/18/2014	136,376	142,475	6,099
South African Rand	BB	4,856,921	6/18/2014	456,000	458,363	2,363
South Korean Won	DB	480,112,977	5/9/2014 - 5/28/2014	456,000	464,549	8,549
South Korean Won	CITI	320,899,725	5/12/2014	303,000	310,510	7,510
South Korean Won	BB	159,110,361	5/28/2014	153,000	153,927	927
Turkish Lira	HSBC	148,776	6/18/2014	69,000	69,583	583
Turkish Lira	RBS	4,386,407	6/18/2014	2,016,574	2,051,530	34,956
Turkish Lira	MSC	327,517	6/18/2014	142,343	153,180	10,837
Total Purchases				$25,249,774	$25,407,910	$158,136

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Sales
Brazilian Real	UBS	2,039,925	5/12/2014 - 5/30/2014	$916,000	$908,921	$7,079
Brazilian Real	SB	3,209,286	5/8/2014 - 7/18/2014	1,425,751	1,418,932	6,819
Brazilian Real	HSBC	685,871	5/5/2014	308,395	307,114	1,281
Brazilian Real	DB	1,917,495	7/18/2014	848,411	840,197	8,214
Brazilian Real	RBC	310,047	5/30/2014	138,000	137,731	269
Brazilian Real	CSFB	241,527	5/30/2014	107,865	107,293	572
Chilean Peso	UBS	83,504,510	5/30/2014	148,452	147,516	936
Chilean Peso	CSFB	80,134,035	5/9/2014	142,208	141,881	327
Chinese Yuan	DB	1,799,184	5/27/2014	294,000	287,079	6,921
Chinese Yuan	BB	1,882,270	5/27/2014	308,822	300,336	8,486
Chinese Yuan Offshor	BB	3,678,956	6/18/2014	598,000	587,478	10,522
Chinese Yuan Offshor	DB	805,419	6/18/2014	130,700	128,614	2,086
Euro	RBC	445,028	5/7/2014 - 6/18/2014	614,263	617,322	(3,059)
Euro	SSB	222,000	6/18/2014	306,452	307,991	(1,539)
Euro	SB	217,000	6/18/2014	298,946	300,982	(2,036)
Euro	UBS	1,104,818	5/7/2014	1,532,166	1,532,700	(534)
Euro	HSBC	623,397	6/18/2014	864,151	864,660	(509)
Euro	WBC	667,694	5/7/2014	917,941	926,285	(8,344)
Euro	BNP	216,000	6/18/2014	298,837	299,595	(758)
Euro	DB	1,974,397	6/18/2014	2,729,784	2,738,513	(8,729)
Euro	BOA	335,000	6/18/2014	467,964	464,648	3,316
Hungarian Forint	DB	67,133,773	6/18/2014	298,130	303,137	(5,007)
Hungarian Forint	BOA	295,711,133	6/18/2014	1,314,834	1,335,259	(20,425)
Hungarian Forint	BNP	34,198,120	6/18/2014	151,134	154,419	(3,285)
Indonesia Rupiah	JPM	3,468,711,474	5/23/2014	306,288	298,923	7,365
Indonesia Rupiah	DB	4,046,116,000	5/22/2014	355,390	348,739	6,651
Israel Shekel	CITI	529,924	6/18/2014	151,000	153,122	(2,122)
Israel Shekel	MSC	2,053,000	6/18/2014	588,008	593,216	(5,208)
Japanese Yen	MSC	15,529,806	6/18/2014	153,000	151,971	1,029
Japanese Yen	CITI	31,509,273	6/18/2014	303,000	308,343	(5,343)
Japanese Yen	JPM	15,536,376	6/18/2014	152,000	152,036	(36)
Japanese Yen	DB	15,699,213	6/18/2014	152,000	153,629	(1,629)
Malaysian Ringgit	BB	2,255,260	5/2/2014	688,629	690,632	(2,003)
Malaysian Ringgit	BNP	1,772,617	5/2/2014	542,184	542,832	(648)
Malaysian Ringgit	HSBC	482,642	5/2/2014	147,624	147,800	(176)
Mexican Peso	CITI	4,317,814	5/9/2014	329,916	329,815	101
Mexican Peso	SSB	13,303,373	6/18/2014	1,008,000	1,012,883	(4,883)
Mexican Peso	RBC	6,169,200	5/9/2014	466,975	471,232	(4,257)
New Taiwan Dollar	JPM	5,024,960	5/23/2014	165,922	166,510	(588)
New Taiwan Dollar	HSBC	5,500,161	5/23/2014	182,548	182,257	291
New Taiwan Dollar	UBS	18,258,382	5/22/2014 - 6/30/2014	605,158	605,327	(169)
Russian Ruble	HSBC	5,147,717	5/7/2014	143,891	144,235	(344)
Russian Ruble	CITI	10,895,202	5/5/2014 - 5/15/2014	304,000	305,030	(1,030)
Russian Ruble	CSFB	32,799,698	5/5/2014 - 5/15/2014	914,091	918,778	(4,687)
Russian Ruble	BNP	10,846,119	5/15/2014	302,846	303,268	(422)
Singapore Dollar	WBC	381,865	6/18/2014	299,000	304,671	(5,671)
Singapore Dollar	HSBC	1,490,921	6/18/2014	1,177,743	1,189,531	(11,788)
South African Rand	BB	2,172,742	6/18/2014	201,493	205,049	(3,556)
South African Rand	SSB	3,216,161	6/18/2014	305,000	303,519	1,481
South African Rand	UBS	1,636,916	6/18/2014	151,000	154,481	(3,481)
South Korean Won	BNP	317,173,077	5/12/2014	298,143	306,904	(8,761)
South Korean Won	HSBC	317,240,609	5/9/2014	297,730	306,981	(9,251)
Thai Baht	DB	19,640,015	5/8/2014 - 5/19/2014	605,534	606,639	(1,105)
Turkish Lira	CITI	341,055	6/18/2014	149,000	159,512	(10,512)
Turkish Lira	RBS	3,035,957	6/18/2014	1,356,000	1,419,922	(63,922)
Turkish Lira	JPM	339,891	6/18/2014	149,000	158,968	(9,968)
Total Sales				$28,113,319	$28,255,358	($142,039)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$16,097

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$107,605
Total Interest Rate Contracts		107,605

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	48,533
Total Equity Contracts		48,533

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	279,295
Total Foreign Exchange Contracts		279,295

Total Asset Derivatives		$435,433

Liability Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	59,809
Total Interest Rate Contracts		59,809

Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency forward contracts	263,198
Total Foreign Exchange Contracts		263,198

Total Liability Derivatives		$323,007

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(63,042)
Total Interest Rate Contracts		(63,042)

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(7,048)
Total Equity Contracts		(7,048)

Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(189,305)
Total Foreign Exchange Contracts		(189,305)

Total		($259,395)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Partner Worldwide Allocation Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	126,666
Total Interest Rate Contracts		126,666

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	47,449
Total Equity Contracts		47,449

Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(90,588)
Total Foreign Exchange Contracts		(90,588)

Total		$83,527

The following table presents Partner Worldwide Allocation Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Equity Contracts	$2,721,376	0.3%	N/A	N/A
Interest Rate Contracts	18,037,973	2.1	N/A	N/A
Foreign Exchange Contracts	N/A	N/A	$56,156,006	6.5%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$13,655,850	$68,005,846	$69,807,479	11,854,217	$11,854,217	$10,856
Cash Management Trust-Short Term Investment	13,243,347	76,768,016	74,569,375	15,441,988	15,441,988	4,182
Total Value and Income Earned	26,899,197				27,296,205	15,038

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (94.4%)	Value
Consumer Discretionary (19.6%)
65,891	Amazon.com, Inc.[a]	$20,039,429
20,850	AutoZone, Inc.[a]	11,131,607
280,250	Comcast Corporation	14,505,740
125,650	Home Depot, Inc.	9,990,431
207,850	Las Vegas Sands Corporation	16,447,171
162,400	NIKE, Inc.	11,847,080
297,150	Twenty-First Century Fox, Inc.	9,514,743

	Total	93,476,201

Consumer Staples (1.2%)
54,700	Anheuser-Busch InBev NV ADR	5,788,354

	Total	5,788,354

Energy (8.8%)
80,250	Cameron International Corporation[a]	5,213,040
73,500	EOG Resources, Inc.	7,203,000
135,200	Marathon Oil Corporation	4,887,480
105,500	Schlumberger, Ltd.	10,713,525
663,100	Weatherford International, Ltd.[a]	13,925,100

	Total	41,942,145

Financials (8.3%)
165,950	Citigroup, Inc.	7,950,664
426,150	Genworth Financial, Inc.[a]	7,606,778
157,789	J.P. Morgan Chase & Company	8,833,028
76,200	Visa, Inc.	15,438,882

	Total	39,829,352

Health Care (14.2%)
186,200	Covidien plc	13,266,750
340,900	Gilead Sciences, Inc.[a]	26,757,241
133,450	Johnson & Johnson	13,517,150
100,387	Perrigo Company plc	14,542,061

	Total	68,083,202

Industrials (10.6%)
64,900	Boeing Company	8,373,398
410,350	Delta Air Lines, Inc.	15,113,191
45,700	Fluor Corporation	3,459,490
224,900	Jacobs Engineering Group, Inc.[a]	12,976,730
57,200	Union Pacific Corporation	10,892,596

	Total	50,815,405

Information Technology (29.9%)
68,852	Apple, Inc.	40,628,877
279,500	EMC Corporation	7,211,100
235,900	Facebook, Inc.[a]	14,102,102
32,303	Google, Inc., Class Aa	17,278,229
32,303	Google, Inc., Class Ca	17,012,698
104,600	NetApp, Inc.	3,724,806
260,400	QUALCOMM, Inc.	20,496,084
187,550	Salesforce.com, Inc.[a]	9,686,957
136,350	VMware, Inc.[a]	12,613,738

	Total	142,754,591

Materials (1.8%)
64,500	Monsanto Company	7,140,150
59,500	Teck Resources, Ltd.[b]	1,354,815

	Total	8,494,965

	Total Common Stock (cost $346,937,333)	451,184,215

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,368,500	Thrivent Cash Management Trust	1,368,500

	Total Collateral Held for Securities Loaned (cost $1,368,500)	1,368,500

Shares or Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.115%, 8/6/2014[d]	299,907
500,000	0.120%, 8/8/2014[d]	499,835
233,000	0.100%, 8/15/2014[d]	232,932
24,221,183	Thrivent Cash Management Trust 0.050%	24,221,183

	Total Short-Term Investments (at amortized cost)	25,253,857

	Total Investments (cost $373,559,690) 100.0%	$477,806,572

	Other Assets and Liabilities, Net (<0.1%)	(162,270)

	Total Net Assets 100.0%	$477,644,302

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2014, $899,713 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$108,157,674
Gross unrealized depreciation	(3,918,840)

Net unrealized appreciation (depreciation)	$104,238,834

Cost for federal income tax purposes	$373,567,738

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	93,476,201	93,476,201	–	–
Consumer Staples	5,788,354	5,788,354	–	–
Energy	41,942,145	41,942,145	–	–
Financials	39,829,352	39,829,352	–	–
Health Care	68,083,202	68,083,202	–	–
Industrials	50,815,405	50,815,405	–	–
Information Technology	142,754,591	142,754,591	–	–
Materials	8,494,965	8,494,965	–	–
Collateral Held for Securities Loaned	1,368,500	1,368,500	–	–
Short-Term Investments	25,253,857	24,221,183	1,032,674	–

Total	$477,806,572	$476,773,898	$1,032,674	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	656,156	–	656,156	–

Total Asset Derivatives	$656,156	$–	$656,156	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	269	June 2014	$11,118,192	$11,774,348	$656,156
Total Futures Contracts					$656,156

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$656,156
Total Equity Contracts		656,156
Total Asset Derivatives		$656,156

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	324,718
Total Equity Contracts		324,718

Total		$324,718

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Large Cap Growth Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	196,099
Total Equity Contracts		196,099

Total		$196,099

The following table presents Large Cap Growth Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$11,056,064	2.4%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$6,510,000	$15,595,225	$20,736,725	1,368,500	$1,368,500	$1,855
Cash Management Trust-Short Term Investment	17,617,000	20,167,362	13,563,179	24,221,183	24,221,183	6,039
Total Value and Income Earned	24,127,000				25,589,683	7,894

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (9.3%)
116,920	CBS Corporation	$6,753,299
246,564	Delphi Automotive plc	16,480,338
449,031	Lowe’s Companies, Inc.	20,615,013
421,950	News Corporation	13,215,474
120,890	Time Warner Cable, Inc.	17,101,099

	Total	74,165,223

Consumer Staples (7.1%)
285,140	CVS Caremark Corporation	20,735,381
75,750	Kimberly-Clark Corporation	8,502,937
76,958	Kraft Foods Group, Inc.	4,375,832
336,876	Mondelez International, Inc.	12,009,629
85,137	Philip Morris International, Inc.	7,273,254
46,500	Wal-Mart Stores, Inc.	3,706,515

	Total	56,603,548

Energy (13.9%)
194,100	Cameron International Corporation[a]	12,608,736
99,259	Chevron Corporation	12,458,990
146,994	EOG Resources, Inc.	14,405,412
140,675	EQT Corporation	15,332,168
437,911	Marathon Oil Corporation	15,830,483
151,800	Schlumberger, Ltd.	15,415,290
342,500	Total SA ADR[b]	24,399,700

	Total	110,450,779

Financials (22.2%)
124,167	ACE, Ltd.	12,704,767
151,990	Allstate Corporation	8,655,831
1,446,110	Bank of America Corporation	21,894,105
621,240	Citigroup, Inc.	29,763,608
159,200	Comerica, Inc.	7,679,808
151,900	Deutsche Bank AG	6,688,157
348,893	Genworth Financial, Inc.[a]	6,227,740
386,560	Invesco, Ltd.	13,610,778
482,820	MetLife, Inc.	25,275,627
523,480	Morgan Stanley	16,191,236
172,120	State Street Corporation	11,112,067
71,463	SVB Financial Group[a]	7,624,388
183,868	Wells Fargo & Company	9,127,208

	Total	176,555,320

Health Care (13.3%)
245,440	Baxter International, Inc.	17,865,578
186,176	Covidien plc	13,265,040
117,900	Express Scripts Holding Company[a]	7,849,782
120,995	Johnson & Johnson	12,255,583
512,410	Merck & Company, Inc.	30,006,730
407,200	Pfizer, Inc.	12,737,216
153,853	UnitedHealth Group, Inc.	11,545,129

	Total	105,525,058

Industrials (9.1%)
67,100	Boeing Company	8,657,242
514,200	CSX Corporation	14,510,724
139,126	Honeywell International, Inc.	12,924,805
179,600	Ingersoll-Rand plc	10,740,080
276,290	Jacobs Engineering Group, Inc.[a]	15,941,933
123,640	Pentair, Ltd.	9,185,216

	Total	71,960,000

Information Technology (12.7%)
1,090,730	Cisco Systems, Inc.	25,206,770
330,281	Microsoft Corporation	13,343,352
269,750	NetApp, Inc.	9,605,798
323,100	Oracle Corporation	13,208,328
327,060	Symantec Corporation	6,632,777
204,000	Teradata Corporation[a]	9,273,840
335,350	Texas Instruments, Inc.	15,241,658
169,333	Xilinx, Inc.	7,990,824

	Total	100,503,347

Materials (3.1%)
128,910	Celanese Corporation	7,918,941
193,200	Dow Chemical Company	9,640,680
143,750	Nucor Corporation	7,439,063

	Total	24,998,684

Telecommunications Services (1.9%)
320,249	Verizon Communications, Inc.	14,965,236

	Total	14,965,236

Utilities (4.0%)
347,840	NiSource, Inc.	12,633,549
422,390	PG&E Corporation	19,252,536

	Total	31,886,085

	Total Common Stock (cost $554,642,878)	767,613,280

Shares	Collateral Held for Securities Loaned (1.1%)	Value
8,789,375	Thrivent Cash Management Trust	8,789,375

	Total Collateral Held for Securities Loaned (cost $8,789,375)	8,789,375

Shares or Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Thrivent Cash Management Trust
25,950,854	0.050%	25,950,854

	Total Short-Term Investments (at amortized cost)	25,950,854

	Total Investments (cost $589,383,107) 101.0%	$802,353,509

	Other Assets and Liabilities, Net (1.0%)	(8,077,344)

	Total Net Assets 100.0%	$794,276,165

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$214,063,387
Gross unrealized depreciation	(1,478,735)

Net unrealized appreciation (depreciation)	$212,584,652

Cost for federal income tax purposes	$589,768,857

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	74,165,223	74,165,223	–	–
Consumer Staples	56,603,548	56,603,548	–	–
Energy	110,450,779	110,450,779	–	–
Financials	176,555,320	176,555,320	–	–
Health Care	105,525,058	105,525,058	–	–
Industrials	71,960,000	71,960,000	–	–
Information Technology	100,503,347	100,503,347	–	–
Materials	24,998,684	24,998,684	–	–
Telecommunications Services	14,965,236	14,965,236	–	–
Utilities	31,886,085	31,886,085	–	–
Collateral Held for Securities Loaned	8,789,375	8,789,375	–	–
Short-Term Investments	25,950,854	25,950,854	–	–

Total	$802,353,509	$802,353,509	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$9,844,200	$74,985,150	$76,039,975	8,789,375	$8,789,375	$16,612
Cash Management Trust-Short Term Investment	18,459,046	33,240,834	25,749,026	25,950,854	25,950,854	6,884
Total Value and Income Earned	28,303,246				34,740,229	23,496

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Consumer Discretionary (11.9%)
38,700	Alpine Electronics, Inc.	$461,399
101,650	Amazon.com, Inc.[a]	30,914,815
48,700	Aoyama Trading Company, Ltd.	1,208,487
65,350	AutoZone, Inc.[a]	34,889,712
11,900	Bayerische Motoren Werke AG	1,173,042
685,200	Comcast Corporation	35,465,952
11,500	Continental AG	2,706,000
589,627	Esprit Holdings, Ltd.	981,681
9,200	Exedy Corporation	246,144
18,000	Faurecia[a]	810,226
600	Forbo Holding AGa	620,725
21,200	Fuji Heavy Industries, Ltd.	557,447
150,400	Halfords Group plc	1,128,556
148,500	Haseko Corporation	940,413
379,200	Home Retail Group plc	1,310,247
208,700	ITV plc	641,979
74,400	JB Hi-Fi, Ltd.	1,336,960
39,600	JM AB	1,345,605
1,200	Kuoni Reisen Holding AGa	529,936
547,980	Las Vegas Sands Corporation	43,361,657
390,000	Luk Fook Holdings International, Ltd.	1,107,390
21,100	Next plc	2,327,779
41,700	Persimmon plc[a]	925,402
77,400	Peugeot SAa	1,369,434
77,400	Peugeot SA, Rights[a]	148,078
23,700	Publicis Groupe SA	2,027,515
8,100	RTL Group SA	901,936
7,500	SA D’Ieteren NV	346,973
367,500	Samsonite International SA	1,167,695
187,000	Seiko Holdings Corporation	683,330
82,500	SHOWA Corporation	907,246
66,245	Slater & Gordon, Ltd.	290,651
116,200	Sumitomo Forestry Company, Ltd.	1,181,844
60,800	Toyota Motor Corporation	3,284,912
1,126,700	Twenty-First Century Fox, Inc.	36,076,934
1,200	Valora Holding AGa	339,320
37,700	WH Smith plc	699,166
326,400	Wynn Macau, Ltd.	1,291,752

	Total	215,708,340

Consumer Staples (8.6%)
5,300	AarhusKarlshamn AB	354,905
287,950	Anheuser-Busch InBev NV ADR[b]	30,470,869
71,200	Britvic plc	872,020
13,700	Casino Guichard Perrachon SA	1,745,696
249,350	CVS Caremark Corporation	18,132,732
22,400	Fuji Oil Company, Ltd.	302,643
116,900	Greencore Group plc	516,317
5,400	Henkel AG & Company KGaA	555,218
4,900	Henkel AG & Company KGaA	546,595
26,000	Kerry Group plc	2,038,013
24,800	Kesko Oyj	1,015,129
402,200	Kimberly-Clark Corporation	45,146,950
17,438	Koninklijke Ahold NV	337,109
10,700	KOSE Corporation	355,635
10,700	Matsumotokiyoshi Holdings Company, Ltd.	315,752
12,700	Nestle SA	981,510
206,400	Parmalat SPA	717,078
427,200	Philip Morris International, Inc.	36,495,696
5,200	Pigeon Corporation	232,810
7,000	Rallye SA	356,042
35,600	Reckitt Benckiser Group plc	2,873,830
29,443	SalMar ASA[a]	426,198
120,150	Wal-Mart Stores, Inc.	9,577,157
553,000	Wilmar International, Ltd.	1,502,952
6,923	Woolworths, Ltd.	240,587

	Total	156,109,443

Energy (10.4%)
261,000	Cameron International Corporation[a]	16,954,560
13,800	CAT Oil AG	289,534
1,800	Delek Group, Ltd.	729,523
206,530	EOG Resources, Inc.	20,239,940
24,800	ERG SPA	428,013
945,600	Marathon Oil Corporation	34,183,440
60,400	Neste Oil Oyj	1,240,177
119,065	Royal Dutch Shell plc	4,709,943
90,000	Royal Dutch Shell plc, Class B	3,821,470
242,120	Schlumberger, Ltd.	24,587,286
55,800	Showa Shell Sekiyu KK	566,059
258,000	Total SA ADR	18,379,920
2,950,300	Weatherford International, Ltd.[a]	61,956,300

	Total	188,086,165

Financials (16.2%)
236,200	ACE, Ltd.	24,167,984
452,800	AIA Group, Ltd.	2,202,236
11,700	Allianz SE	2,036,147
105,300	Assicurazioni Generali SPA	2,462,047
124,200	Aviva plc	1,106,839
36,800	AXA SA	960,332
96,600	Bank Leumi Le-Israel BMa	377,974
565,217	Bank of America Corporation	8,557,385
6,200	Bank of Georgia Holdings plc	272,693
10,900	BNP Paribas SA	819,074
168,400	Challenger, Ltd.	1,107,947
755,950	Citigroup, Inc.	36,217,564
19,100	CNP Assurances	440,628
324,400	Comerica, Inc.	15,649,056
54,400	Commonwealth Bank of Australia	4,001,700
217,000	Credit Agricole SAa	3,423,919
21,500	Credit Suisse Group AGa	681,607
22,800	Daito Trust Construction Company, Ltd.	2,320,148
237,000	Daiwa Securities Group, Inc.	1,777,131
307,500	Deutsche Bank AG	13,539,225
26,955	DnB ASA	477,792
34,300	EXOR SPA	1,567,714
81,000	FlexiGroup, Ltd.	291,640
900,750	Genworth Financial, Inc.[a]	16,078,388
6,000	Grupo Catalana Occidente SA	234,768
39,516	Hiscox, Ltd.	471,032
177,400	Intermediate Capital Group plc	1,331,524
78,500	International Personal Finance plc	742,411
683,500	Invesco, Ltd.	24,066,035
125,100	Israel Discount Bank, Ltd.[a]	223,672
971,224	J.P. Morgan Chase & Company	54,369,120
116,300	Mitsubishi UFJ Financial Group, Inc.	618,658
265,200	Mizuho Financial Group, Inc.	519,423
216,400	Natixis	1,536,147
68,400	NKSJ Holdings, Inc.	1,706,501
19,600	Nordea Bank AB	284,016
320,000	Oversea-Chinese Banking Corporation, Ltd.	2,467,898
69,300	Paragon Group Of Companies plc	419,294
61,300	Phoenix Group Holdings	706,891

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Financials (16.2%) - continued
26,300	Prudential plc	$604,611
126,800	Resolution, Ltd.	639,684
5,000	Schweizerische National-Versicherungs-Gesellschaft AG	346,267
386,556	State Street Corporation	24,956,055
124,132	Storebrand ASA[a]	696,798
61,800	Sumitomo Mitsui Financial Group, Inc.	2,442,973
76,500	Unipol Gruppo Finanziario SPA	554,159
400,800	UnipolSai Assicurazioni SPA	1,474,767
150,000	United Overseas Bank, Ltd.	2,610,768
537,400	Wells Fargo & Company	26,676,536
119,100	Westpac Banking Corporation	3,901,049

	Total	295,138,227

Health Care (12.5%)
18,400	Actelion, Ltd.[a]	1,811,548
156,960	Baxter International, Inc.	11,425,118
229,620	Covidien plc	16,360,425
40,600	CSL, Ltd.	2,588,255
430,150	Gilead Sciences, Inc.[a]	33,762,473
123,443	GlaxoSmithKline plc	3,410,781
27,400	H. Lundbeck AS	798,572
24,800	Hikma Pharmaceuticals plc	650,795
27,300	ICON plc[a]	1,058,421
343,350	Johnson & Johnson	34,777,921
968,420	Merck & Company, Inc.	56,710,675
42,900	Nipro Corporation	371,394
52,000	Novartis AG	4,520,494
204,672	Perrigo Company plc	29,648,786
854,300	Pfizer, Inc.	26,722,504
4,900	Roche Holding AG	1,437,397
26,700	Shire plc	1,527,018
16,000	Zeria Pharmaceutical Company, Ltd.	335,450

	Total	227,918,027

Industrials (10.0%)
44,800	Actividades de Construccion y Servicios SA	1,923,010
4,300	Adecco SAa	360,994
16,300	Aica Kogyo Company, Ltd.	340,871
163,699	Air New Zealand, Ltd.	296,633
23,500	Arcadis NV	835,238
62,700	Berendsen plc	1,095,736
28,400	Bodycote plc	350,440
303,450	Boeing Company	39,151,119
1,900	Bucher Industries AG	618,879
72,500	Daifuku Company, Ltd.	835,898
726,800	Delta Air Lines, Inc.	26,768,044
9,100	DKSH Holding AG	750,981
8,000	Duerr AGa	633,005
16,500	Elbit Systems, Ltd.	974,002
48,200	Fenner plc	337,230
106,950	Fluor Corporation	8,096,115
52,100	Fomento de Construcciones y Contratas SAa	1,149,269
1,300	Georg Fischer AGa	1,031,297
127,000	Hanwa Company, Ltd.	496,728
11,900	Hoshizaki Electric Company, Ltd.	481,515
6,500	Implenia AGa	476,625
47,500	Intrum Justitia AB	1,377,090
522,280	Jacobs Engineering Group, Inc.[a]	30,135,556
319,000	Kajima Corporation	1,214,595
13,900	Kanamoto Company, Ltd.	436,652
54,000	Kandenko Company, Ltd.	289,672
19,500	Keller Group plc	328,985
42,000	Kinden Corporation	386,665
34,700	Legrand SA	2,238,554
114,200	Mitie Group plc	615,153
173,000	Mitsui Engineering & Shipbuilding Company, Ltd.	335,660
53,000	NICHIAS Corporation	359,002
38,000	Nisshinbo Holdings, Inc.	325,556
20,400	Nitto Kogyo Corporation	422,963
115,231	Northgate plc	1,008,683
277,000	NTN Corporation	948,011
4,800	Osterreichische Post AG	245,315
25,800	Randstad Holding NV	1,507,742
22,000	Safran SA	1,480,646
30,350	Seaspan Corporation	654,346
32,000	Seino Holdings Company, Ltd.	316,280
77,100	Serco Group plc	442,725
31,000	ShinMaywa Industries, Ltd.	273,759
28,300	Siemens AG	3,733,340
15,500	Teleperformance	888,960
116,000	Toppan Printing Company, Ltd.	796,671
337,500	Transpacific Industries Group, Ltd.[a]	350,969
229,700	Union Pacific Corporation	43,741,771

	Total	181,858,950

Information Technology (17.6%)
134,878	Apple, Inc.	79,590,159
25,900	Ascom Holding AG	481,823
476,629	Blinkx plc[a]	691,989
3,100	Cap Gemini SA	219,026
53,400	Carsales.com, Ltd.	540,791
26,850	Check Point Software Technologies, Ltd.[a]	1,720,011
476,000	Cisco Systems, Inc.	11,000,360
25,700	CSR plc	249,711
31,000	Dialog Semiconductor plc[a]	785,302
25,800	Econocom Group	276,689
173,800	Electrocomponents plc	856,727
1,185,950	EMC Corporation	30,597,510
43,200	F@N Communications, Inc.	726,802
235,900	Facebook, Inc.[a]	14,102,102
67,600	FUJIFILM Holdings NPV	1,746,249
45,542	Google, Inc., Class Aa	24,359,505
45,542	Google, Inc., Class Ca	23,985,150
89,000	Hitachi Kokusai Electric, Inc.	1,017,413
42,000	Indra Sistemas SA	788,844
76,900	Kulicke and Soffa Industries, Inc.[a]	1,131,199
20,200	NEC Networks & System Integration Corporation	426,752
479,100	NetApp, Inc.	17,060,751
8,800	OBIC Company, Ltd.	264,059
519,000	Oki Electric Industry Company, Ltd.	1,015,981
87,500	Optimal Payments plc[a]	559,541
74,200	Pace plc	457,217
36,800	Playtech plc	415,344
406,250	QUALCOMM, Inc.	31,975,938
273,000	Salesforce.com, Inc.[a]	14,100,450
40,700	Seagate Technology plc	2,140,006
47,500	Seiko Epson Corporation	1,296,276
426,950	Symantec Corporation	8,658,546
32,000	TE Connectivity, Ltd.	1,887,360
331,100	Teradata Corporation[a]	15,051,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Information Technology (17.6%) - continued
29,200	ULVAC, Inc.[a]	$553,403
219,450	VMware, Inc.[a]	20,301,320
48,800	VTech Holdings, Ltd.	673,499
16,200	Wincor Nixdorf AG	1,061,232
165,130	Xilinx, Inc.	7,792,485

	Total	320,559,328

Materials (2.8%)
1,011,322	Arrium, Ltd.	1,127,069
12,000	BHP Billiton, Ltd.	422,598
77,000	BlueScope Steel, Ltd.[a]	465,524
348,400	Celanese Corporation	21,402,212
373,500	Dow Chemical Company	18,637,650
91,000	Ence Energia y Celulosa SAa	268,029
169,400	Nippon Light Metal Holdings Company, Ltd.	238,867
18,000	Nippon Paint Company, Ltd.	278,485
228,000	Oji Holdings Corporation	957,940
9,100	Smurfit Kappa Group plc	202,727
199,000	Sumitomo Osaka Cement Company, Ltd.	791,448
392,000	Taiheiyo Cement Corporation	1,375,093
81,000	Toagosei Company, Ltd.	338,943
184,000	Tokuyama Corporation	533,634
307,000	Tosoh Corporation	1,171,483
34,100	UPM-Kymmene Oyj	597,220
32,200	Voestalpine AG	1,470,874

	Total	50,279,796

Telecommunications Services (0.7%)
781,600	Bezeq Israel Telecommunication Corporation, Ltd.	1,416,437
121,500	BT Group plc	758,477
48,900	Elisa Oyj	1,460,623
40,800	Freenet AGa	1,413,030
42,100	KDDI Corporation	2,245,264
199,000	Singapore Telecommunications, Ltd.	609,561
1,308,300	Telecom Italia SPA[a]	1,681,202
128,300	Telstra Corporation, Ltd.	623,806
601,518	Vodafone Group plc	2,283,718

	Total	12,492,118

Utilities (3.1%)
287,800	Electricidade de Portugal SA	1,398,033
16,800	Electricite de France	645,135
367,800	Enel SPA	2,083,191
77,400	Fortum Oyj	1,748,626
734,880	NiSource, Inc.	26,690,842
525,250	PG&E Corporation	23,940,895

	Total	56,506,722

	Total Common Stock (cost $1,306,703,233)	1,704,657,116

Shares	Collateral Held for Securities Loaned (1.3%)	Value
24,447,900	Thrivent Cash Management Trust	24,447,900

	Total Collateral Held for Securities Loaned (cost $24,447,900)	24,447,900

Shares or Principal Amount	Short-Term Investments (6.2%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.120%, 5/16/2014	$4,999,750
800,000	0.119%, 5/28/2014	799,929
15,000,000	0.095%, 7/25/2014[d]	14,996,635
	Thrivent Cash Management Trust
91,519,311	0.050%	91,519,311

	Total Short-Term Investments (at amortized cost)	112,315,625

	Total Investments (cost $1,443,466,758) 101.3%	$1,841,420,641

	Other Assets and Liabilities, Net (1.3%)	(24,029,637)

	Total Net Assets 100.0%	$1,817,391,004

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At April 30, 2014, $5,898,677 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	- American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$404,232,060
Gross unrealized depreciation	(14,024,796)

Net unrealized appreciation (depreciation)	$390,207,264

Cost for federal income tax purposes	$1,451,213,377

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	215,708,340	180,857,148	34,851,192	–
Consumer Staples	156,109,443	139,823,404	16,286,039	–
Energy	188,086,165	176,301,446	11,784,719	–
Financials	295,138,227	244,277,348	50,860,879	–
Health Care	227,918,027	210,466,323	17,451,704	–
Industrials	181,858,950	148,546,951	33,311,999	–
Information Technology	320,559,328	305,454,658	15,104,670	–
Materials	50,279,796	40,039,862	10,239,934	–
Telecommunications Services	12,492,118	–	12,492,118	–
Utilities	56,506,722	50,631,737	5,874,985	–
Collateral Held for Securities Loaned	24,447,900	24,447,900	–	–
Short-Term Investments	112,315,625	91,519,311	20,796,314	–

Total	$1,841,420,641	$1,612,366,088	$229,054,553	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,044,807	–	4,044,807	–

Total Asset Derivatives	$4,044,807	$–	$4,044,807	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	1,612	June 2014	$66,513,739	$70,558,546	$4,044,807
Total Futures Contracts					$4,044,807

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$4,044,807
Total Equity Contracts		4,044,807
Total Asset Derivatives		$4,044,807

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	6,915,410
Total Equity Contracts		6,915,410
Total		$6,915,410

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Large Cap Stock Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(251,839)
Total Equity Contracts		(251,839)
Total		($251,839)

The following table presents Large Cap Stock Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$80,704,245	4.5%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$—	$173,654,308	$149,206,408	24,447,900	$24,447,900	$24,233
Cash Management Trust-Short Term Investment	104,494,057	105,873,028	118,847,774	91,519,311	91,519,311	27,919
Total Value and Income Earned	104,494,057				115,967,211	52,152

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.7%)[a]	Value
Communications Services (2.4%)
	Cengage Learning Aquisitions, Term Loan
$4,580,000	7.000%, 3/31/2020	$4,648,700
	Clear Channel Communications, Inc., Term Loan
125,443	3.800%, 1/29/2016	124,365
7,202,962	6.900%, 1/30/2019	7,142,025
2,316,595	7.650%, 7/30/2019	2,320,162
	IMG Worldwide, Inc., Term Loan
2,750,000	Zero Coupon, 3/21/2022[b,c]	2,770,625
	McGraw-Hill Global Education, LLC, Term Loan
1,990,842	5.750%, 3/22/2019	2,005,774

	Total	19,011,651

Consumer Cyclical (0.3%)
	Mohegan Tribal Gaming Authority, Term Loan
2,284,275	5.500%, 11/19/2019	2,316,255

	Total	2,316,255

Consumer Non-Cyclical (0.9%)
	Albertsons, Inc., Term Loan
2,977,537	4.750%, 3/21/2019	2,982,748
	HCA, Inc., Term Loan
4,249,102	2.984%, 5/1/2018	4,243,281

	Total	7,226,029

Financials (0.6%)
	DJO Finance, LLC, Term Loan
2,912,033	4.250%, 9/15/2017	2,910,227
	Nuveen Investments, Inc., Term Loan
2,350,000	6.500%, 2/28/2019	2,366,896

	Total	5,277,123

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.152%, 3/23/2018	3,802,092

	Total	3,802,092

	Total Bank Loans (cost $36,812,109)	37,633,150

Principal Amount	Long-Term Fixed Income (89.2%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,918,022	5.746%, 5/25/2036	1,425,180
1,600,000	6.011%, 5/25/2036	1,160,357

	Total	2,585,537

Basic Materials (7.2%)
	APERAM
2,355,000	7.750%, 4/1/2018[d]	2,490,412
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018[d]	1,515,750
	CONSOL Energy, Inc.
2,430,000	8.250%, 4/1/2020	2,645,662
	First Quantum Minerals, Ltd.
3,136,000	6.750%, 2/15/2020[d]	3,167,360
3,006,000	7.000%, 2/15/2021[d]	3,047,333
	FMG Resources Pty. Ltd.
1,410,000	6.000%, 4/1/2017[d,e]	1,484,025
1,835,000	6.875%, 2/1/2018[d,e]	1,935,925
4,700,000	8.250%, 11/1/2019[d,e]	5,193,500
	Graphic Packaging International, Inc.
1,400,000	7.875%, 10/1/2018	1,487,500
710,000	4.750%, 4/15/2021	706,450
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
5,630,000	8.875%, 2/1/2018	5,862,237
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[d,e]	2,854,869
	Magnetation, LLC
2,360,000	11.000%, 5/15/2018[d]	2,628,450
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018[f]	1,627,100
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,958,250
	Resolute Forest Products, Inc.
4,190,000	5.875%, 5/15/2023[d]	4,074,775
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	2,040,125
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[d]	2,608,163
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[d]	929,200
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,073,800
	Trinseo Materials Operating SCA
915,000	8.750%, 2/1/2019	974,475
	Westmoreland Coal Company
3,325,000	10.750%, 2/1/2018	3,615,938

	Total	57,921,299

Capital Goods (8.0%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[d]	3,018,125
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,596,750
	Cemex Finance, LLC
3,205,000	9.375%, 10/12/2017[d]	3,693,763
230,000	6.000%, 4/1/2024[d]	230,288
	Cemex SAB de CV
3,220,000	4.977%, 10/15/2018[d,e,g]	3,389,050
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,884,688
	CTP Transportation Products, LLC
1,590,000	8.250%, 12/15/2019[d]	1,717,200
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,461,625
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,793,075
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[d]	2,584,200
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,095,600
3,360,000	8.500%, 4/15/2021	3,704,400
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,541,312
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,515,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.2%)	Value
Capital Goods (8.0%) - continued
$1,840,000	9.875%, 8/15/2019	$2,042,400
1,900,000	5.750%, 10/15/2020	1,976,000
2,370,000	8.250%, 2/15/2021[e]	2,562,562
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,110,125
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[d]	2,994,500
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,635,900
	Tekni-Plex, Inc.
2,388,000	9.750%, 6/1/2019[d]	2,704,410
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,029,975
1,375,000	6.125%, 6/15/2023	1,478,125
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,218,750

	Total	63,978,673

Communications Services (17.9%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[d]	963,700
	Altice Finco SA
950,000	9.875%, 12/15/2020[d]	1,089,175
460,000	8.125%, 1/15/2024[d,e]	496,800
	Altice SA
2,750,000	7.750%, 5/15/2022[c,d]	2,866,875
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,692,800
	B Communications, Ltd.
2,290,000	7.375%, 2/15/2021[d]	2,421,675
	CCO Holdings, LLC
1,390,000	7.000%, 1/15/2019	1,468,187
700,000	7.375%, 6/1/2020	769,125
1,835,000	5.250%, 3/15/2021	1,869,406
1,835,000	5.250%, 9/30/2022	1,835,000
	CenturyLink, Inc.
1,210,000	6.450%, 6/15/2021	1,303,775
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[d]	3,331,050
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,350,000
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[d]	4,634,575
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[d]	3,932,314
1,470,000	7.000%, 2/15/2020[d]	1,530,637
2,780,000	6.000%, 4/15/2021[d]	2,814,750
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020	2,472,750
4,580,000	5.000%, 3/15/2023	4,671,600
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[f]	4,469,300
	Frontier Communications Corporation
2,745,000	8.125%, 10/1/2018	3,194,494
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,461,750
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,840,000
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	7,052,400
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,144,000
1,380,000	6.125%, 1/15/2021[d]	1,449,000
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021[d]	5,387,225
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[d]	3,458,025
	Numericable Group SA
3,910,000	6.000%, 5/15/2022[c,d]	4,002,863
2,290,000	6.250%, 5/15/2024[c,d]	2,344,388
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	5,008,500
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[d]	8,677,500
2,530,000	7.000%, 3/1/2020[d]	2,918,988
	Sprint Corporation
2,740,000	7.125%, 6/15/2024[d]	2,877,000
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,450,750
690,000	6.633%, 4/28/2021	745,200
920,000	6.125%, 1/15/2022	967,150
690,000	6.731%, 4/28/2022	744,338
920,000	6.500%, 1/15/2024	964,850
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[d]	4,696,500
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[d]	2,984,300
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[d]	1,543,500
	Verizon Communications, Inc.
1,440,000	5.150%, 9/15/2023	1,587,364
	Virgin Media Finance plc
1,042,000	8.375%, 10/15/2019	1,113,637
	WideOpenWest Finance, LLC
920,000	10.250%, 7/15/2019[d]	1,039,600
4,880,000	10.250%, 7/15/2019	5,514,400
	Wind Acquisition Finance SA
4,800,000	7.375%, 4/23/2021[d]	4,932,000
	Windstream Corporation
1,830,000	7.750%, 10/1/2021	1,980,975

	Total	143,064,191

Consumer Cyclical (14.3%)
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[d,e]	3,569,000
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022[d]	2,341,525
	Beazer Homes USA, Inc.
2,290,000	5.750%, 6/15/2019[d,e]	2,261,375
	Best Buy Company, Inc.
2,360,000	5.000%, 8/1/2018	2,442,600
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[d]	1,939,800
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[d]	2,494,425
1,760,000	6.125%, 7/1/2022[d]	1,799,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.2%)	Value
Consumer Cyclical (14.3%) - continued
	Choice Hotels International, Inc.
$5,721,000	5.750%, 7/1/2022	$6,042,806
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019	2,441,850
1,900,000	8.250%, 6/15/2021	2,135,125
	Churchill Downs, Inc.
1,830,000	5.375%, 12/15/2021[d]	1,875,750
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,078,850
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,871,100
	Eldorado Resorts, LLC
5,135,000	8.625%, 6/15/2019[f]	5,443,100
	General Motors Financial Company, Inc.
2,600,000	4.750%, 8/15/2017	2,782,000
1,480,000	3.250%, 5/15/2018	1,494,800
1,190,000	6.750%, 6/1/2018	1,353,625
	GLP Capital, LP
2,755,000	5.375%, 11/1/2023[d]	2,837,650
	Hilton Worldwide Finance, LLC
2,420,000	5.625%, 10/15/2021[d]	2,522,850
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[d]	2,178,575
950,000	5.625%, 2/1/2023[d]	991,562
	KB Home
930,000	7.250%, 6/15/2018	1,046,250
920,000	4.750%, 5/15/2019	917,700
1,750,000	8.000%, 3/15/2020[e]	1,981,875
1,420,000	7.500%, 9/15/2022	1,554,900
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,599,812
1,640,000	5.625%, 2/15/2022	1,724,050
	Lear Corporation
1,365,000	8.125%, 3/15/2020	1,487,850
990,000	4.750%, 1/15/2023[d]	972,675
	LKQ Corporation
2,590,000	4.750%, 5/15/2023[d]	2,486,400
	Mariposa Borrower, Inc.
2,760,000	8.000%, 10/15/2021[d]	3,022,200
1,840,000	8.750%, 10/15/2021[d,e]	2,033,200
	MGM Resorts International
4,600,000	5.250%, 3/31/2020	4,728,340
	Mohegan Tribal Gaming Authority
4,180,000	9.750%, 9/1/2021[e]	4,598,000
	New Cotai, LLC
3,481,716	10.625%, 5/1/2019[f]	3,969,156
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021[e]	3,083,063
	Seminole Indian Tribe of Florida
3,775,000	7.804%, 10/1/2020[f]	4,209,125
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019[d]	5,203,000
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[d]	5,307,400
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[f]	3,510,900
	West Corporation
3,850,000	8.625%, 10/1/2018	4,109,875
	WMG Acquisition Corporation
2,065,000	6.750%, 4/15/2022[d]	2,080,488

	Total	114,524,227

Consumer Non-Cyclical (8.9%)
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,283,500
	Biomet, Inc.
2,725,000	6.500%, 8/1/2020	2,980,469
	Emergency Medical Services Corporation
2,685,000	8.125%, 6/1/2019	2,852,812
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[d]	2,626,650
1,850,000	5.750%, 2/15/2021[d]	1,970,250
	Grifols Worldwide Operations, Ltd.
2,290,000	5.250%, 4/1/2022[d]	2,324,350
	HCA, Inc.
550,000	3.750%, 3/15/2019	554,125
2,355,000	6.500%, 2/15/2020	2,625,825
4,190,000	5.875%, 3/15/2022	4,493,775
1,640,000	4.750%, 5/1/2023	1,611,300
	JBS Finance II, Ltd.
3,950,000	8.250%, 1/29/2018[f]	4,226,500
	JBS USA, LLC
2,100,000	7.250%, 6/1/2021[d]	2,265,375
	Libbey Glass, Inc.
297,000	6.875%, 5/15/2020	306,118
	Michael Foods Holding, Inc.
2,268,000	8.500%, 7/15/2018[d]	2,364,390
	MPH Acquisition Holdings, LLC
3,205,000	6.625%, 4/1/2022[d]	3,317,175
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[d]	943,000
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,271,800
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,094,050
1,820,000	6.625%, 11/15/2022	1,988,350
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,045,825
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020[d]	2,887,500
3,665,000	8.125%, 4/1/2022	4,068,150
	TreeHouse Foods, Inc.
1,835,000	4.875%, 3/15/2022	1,857,938
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[d]	2,616,000
	Valeant Pharmaceuticals International, Inc.
480,000	5.625%, 12/1/2021[d]	499,200
	Visant Corporation
2,300,000	10.000%, 10/1/2017	2,162,000
	VPII Escrow Corporation
1,650,000	7.500%, 7/15/2021[d]	1,839,750
	Warner Chilcott Company, LLC
4,115,000	7.750%, 9/15/2018	4,372,187

	Total	71,448,364

Energy (11.5%)
	Athlon Holdings, LP
460,000	6.000%, 5/1/2022[c,d]	465,175
	Bonanza Creek Energy, Inc.
4,415,000	6.750%, 4/15/2021	4,724,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.2%)	Value
Energy (11.5%) - continued
	Calumet Specialty Products Partners, LP
$3,440,000	6.500%, 4/15/2021[d]	$3,431,400
	CGG SA
3,660,000	6.875%, 1/15/2022[d]	3,687,450
	Chaparral Energy, Inc.
3,850,000	7.625%, 11/15/2022	4,100,250
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,664,700
	Diamondback Energy, Inc.
2,510,000	7.625%, 10/1/2021[d]	2,717,103
	Energy XXI Gulf Coast, Inc.
3,200,000	7.750%, 6/15/2019	3,440,000
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,720,000
	Harvest Operations Corporation
2,750,000	6.875%, 10/1/2017	2,980,312
	Hornbeck Offshore Services, Inc.
1,410,000	5.000%, 3/1/2021	1,367,700
	Jones Energy Holdings, LLC
1,830,000	6.750%, 4/1/2022[d]	1,898,625
	Kodiak Oil & Gas Corporation
2,820,000	5.500%, 1/15/2021[e]	2,904,600
1,420,000	5.500%, 2/1/2022	1,455,500
	Laredo Petroleum, Inc.
3,670,000	5.625%, 1/15/2022[d]	3,743,400
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,887,812
1,930,000	7.750%, 2/1/2021	2,065,100
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,638,877
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[d]	994,612
2,840,000	6.375%, 1/30/2023[d]	2,946,500
1,200,000	7.000%, 3/31/2024[d]	1,272,000
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021	2,982,113
	Northern Oil and Gas, Inc.
3,535,000	8.000%, 6/1/2020	3,755,938
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020	3,196,050
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,594,025
1,410,000	6.500%, 11/1/2021	1,508,700
1,000,000	6.875%, 3/15/2022[d]	1,085,000
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	3,713,450
	Pacific Drilling V, Ltd.
3,190,000	7.250%, 12/1/2017[d]	3,413,300
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,365,000
940,000	6.500%, 12/15/2021	1,017,550
	Range Resources Corporation
3,760,000	5.000%, 3/15/2023	3,835,200
	Rice Energy, Inc.
690,000	6.250%, 5/1/2022[d]	690,863
	United Refining Company
2,789,000	10.500%, 2/28/2018	3,099,276
	Western Refining, Inc.
940,000	6.250%, 4/1/2021	977,600
	Westmoreland Escrow Corporation
1,150,000	10.750%, 2/1/2018[d]	1,250,625

	Total	91,589,856

Financials (7.1%)
	Ally Financial, Inc.
2,910,000	7.500%, 9/15/2020	3,448,350
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	5,072,925
1,300,000	6.000%, 10/15/2021	1,365,000
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[d,h]	1,062,500
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[e,h]	1,443,300
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,241,056
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,676,250
	DDR Corporation
720,000	4.625%, 7/15/2022	766,611
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[d]	5,024,475
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,514,194
	Goldman Sachs Group, Inc.
685,000	5.700%, 12/29/2049[h]	699,556
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019[d]	3,548,125
6,965,000	6.000%, 8/1/2020[d]	7,348,075
2,760,000	5.875%, 2/1/2022[d]	2,801,400
	ILFC E-Capital Trust II
1,605,000	6.250%, 12/21/2065[d,g]	1,552,838
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,664,250
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020[f]	2,461,625
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[d,h]	979,800
	Morgan Stanley
460,000	5.450%, 12/29/2049[h]	464,025
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[h]	1,960,400
	Speedy Cash Intermediate Holdings Corporation
1,830,000	10.750%, 5/15/2018[d]	1,816,275
	TMX Finance, LLC
1,415,000	8.500%, 9/15/2018[d]	1,506,975
	XL Group plc
1,500,000	6.500%, 12/31/2049[h]	1,477,500

	Total	56,895,505

Foreign Government (0.3%)
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,325,340

	Total	2,325,340

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.2%)	Value
Technology (5.1%)
	Alliance Data Systems Corporation
$3,810,000	5.250%, 12/1/2017[d]	$4,019,550
3,035,000	6.375%, 4/1/2020[d]	3,232,275
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021[e]	3,085,250
	BMC Software Finance, Inc.
1,375,000	8.125%, 7/15/2021[d]	1,440,313
	Boxer Parent Company, Inc.
1,370,000	9.000%, 10/15/2019[d]	1,342,600
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,265,075
	First Data Corporation
500,000	7.375%, 6/15/2019[d]	536,250
1,629,000	12.625%, 1/15/2021	1,954,800
2,750,000	11.750%, 8/15/2021	2,928,750
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020	2,010,000
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[e]	2,064,825
2,089,000	10.750%, 8/1/2020	2,402,350
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,266,475
	Micron Technology, Inc.
1,375,000	5.875%, 2/15/2022[d]	1,450,625
	NXP BV/NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[d]	3,473,887
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[d]	2,028,250
2,350,000	4.875%, 10/15/2023[d]	2,303,000

	Total	40,804,275

Transportation (4.3%)
	American Airlines Pass Through Trust
3,678,524	5.600%, 7/15/2020[d]	3,834,862
	Avis Budget Car Rental, LLC
2,397,000	8.250%, 1/15/2019	2,552,805
3,150,000	5.500%, 4/1/2023	3,181,500
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,794,687
1,440,000	6.125%, 4/29/2018	1,533,600
	Delta Air Lines Pass Through Trust
2,478,876	6.875%, 5/7/2019[d]	2,720,566
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022[d]	1,948,950
	HDTFS, Inc.
710,000	6.250%, 10/15/2022[e]	759,700
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,960,400
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[e]	2,060,450
1,605,000	8.125%, 11/15/2021[d]	1,673,213
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[d]	1,604,000
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021	3,575,200
	United Airlines Pass Through Trust
1,440,000	5.375%, 8/15/2021	1,494,900
	US Airways Group, Inc.
2,400,000	6.125%, 6/1/2018	2,526,000

	Total	34,220,833

Utilities (4.3%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,296,000
	AES Corporation
2,350,000	7.375%, 7/1/2021	2,690,750
	Atlas Pipeline Partners, LP
3,770,000	4.750%, 11/15/2021	3,581,500
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	875,813
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,631,000
1,650,000	6.375%, 10/1/2022	1,765,500
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022[d]	2,157,925
	Electricite de France
2,500,000	5.250%, 12/29/2049[d,h]	2,551,250
	Energy Future Intermediate Holding Company, LLC
2,360,000	12.250%, 3/1/2022[d,e]	2,808,400
	Holly Energy Partners, LP
820,000	6.500%, 3/1/2020	873,300
	NRG Energy, Inc.
4,240,000	6.625%, 3/15/2023	4,430,800
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,533,962
760,000	5.500%, 4/15/2023	769,500
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,280,000

	Total	34,245,700

	Total Long-Term Fixed Income (cost $678,335,760)	713,603,800

Shares	Preferred Stock (0.9%)	Value
Financials (0.9%)
36,650	CHS, Inc.,
	7.100%[h]	1,012,273
52,669	Citigroup, Inc.,
	6.875%[h]	1,413,109
	Discover Financial Services,
48,000	6.500%[h]	1,209,600
	Goldman Sachs Group, Inc.,
46,179	5.500%[h]	1,091,210
	PNC Financial Services Group, Inc.,
17,280	6.125%[h]	464,141
	Wells Fargo & Company, Convertible,
1,440	7.500%[h]	1,715,069

	Total	6,905,402

	Total Preferred Stock (cost $7,051,952)	6,905,402

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
153	Lear Corporation Warrants,
	$0.01, expires 11/9/2014[i]	24,644
36,330	TVMAX Holdings, Inc.[i,j]	3

	Total	24,647

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
10	New Cotai, LLC[i,j]	$387,447

	Total	387,447

	Total Common Stock (cost $2,569,891)	412,094

Shares	Collateral Held for Securities Loaned (5.5%)	Value
43,892,462	Thrivent Cash Management Trust	43,892,462

	Total Collateral Held for Securities Loaned (cost $43,892,462)	43,892,462

Shares or Principal Amount	Short-Term Investments (4.9%)[k]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.090%, 8/20/2014[l]	499,861
	Thrivent Cash Management Trust
38,806,852	0.050%	38,806,852

	Total Short-Term Investments (at amortized cost)	39,306,713

	Total Investments (cost $807,968,887) 105.3%	$841,753,621

	Other Assets and Liabilities, Net (5.3%)	(42,188,813)

	Total Net Assets 100.0%	$799,564,808

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $287,381,972 or 35.9% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
Eileme 2 AB, 1/31/2020	1/19/2012	$3,668,940
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	5,119,208
JBS Finance II, Ltd., 1/29/2018	7/22/2010	3,896,043
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC, 5/1/2019	4/12/2013	3,232,928
Seminole Indian Tribe of Florida, 10/1/2020	4/1/2014	3,527,230
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,221,971

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	Security is fair valued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At April 30, 2014, $399,889 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,830,851
Gross unrealized depreciation	(6,149,217)

Net unrealized appreciation (depreciation)	$33,681,634

Cost for federal income tax purposes	$808,071,987

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Communications Services	19,011,651	–	19,011,651	–
Consumer Cyclical	2,316,255	–	2,316,255	–
Consumer Non-Cyclical	7,226,029	–	7,226,029	–
Financials	5,277,123	–	5,277,123	–
Technology	3,802,092	–	3,802,092	–

Long-Term Fixed Income
Asset-Backed Securities	2,585,537	–	2,585,537	–
Basic Materials	57,921,299	–	57,921,299	–
Capital Goods	63,978,673	–	63,978,673	–
Communications Services	143,064,191	–	143,064,191	–
Consumer Cyclical	114,524,227	–	114,524,227	–
Consumer Non-Cyclical	71,448,364	–	71,448,364	–
Energy	91,589,856	–	91,589,856	–
Financials	56,895,505	–	56,895,505	–
Foreign Government	2,325,340	–	2,325,340	–
Technology	40,804,275	–	40,804,275	–
Transportation	34,220,833	–	34,220,833	–
Utilities	34,245,700	–	34,245,700	–

Preferred Stock
Financials	6,905,402	6,905,402	–	–

Common Stock
Consumer Discretionary	24,647	24,644	–	3
Financials	387,447	–	–	387,447
Collateral Held for Securities Loaned	43,892,462	43,892,462	–	–
Short-Term Investments	39,306,713	38,806,852	499,861	–

Total	$841,753,621	$89,629,360	$751,736,811	$387,450

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Futures Contracts	104,976	104,976	–	–

Total Liability Derivatives	$104,976	$104,976	$–	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	(85)	June 2014	($7,876,099)	($7,981,075)	($104,976)
Total Futures Contracts					($104,976)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Liability Derivatives

Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$104,976
Total Equity Contracts		104,976

Total Liability Derivatives		$104,976

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for High Yield Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(104,976)
Total Equity Contracts		(104,976)

Total		($104,976)

The following table presents High Yield Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$2,176,035	0.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$46,006,909	$90,815,685	$92,930,132	43,892,462	$43,892,462	$64,322
Cash Management Trust-Short Term Investment	16,048,038	112,643,202	89,884,388	38,806,852	38,806,852	6,422
Total Value and Income Earned	62,054,947				82,699,314	70,744

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value
Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$879,351	6.250%, 5/16/2018	$854,070
	Fortescue Metals Group, Ltd., Term Loan
1,329,817	4.250%, 6/30/2019	1,328,660
	Ineos Group Holdings, Ltd., Term Loan
877,886	3.750%, 5/4/2018	869,247

	Total	3,051,977

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
888,750	3.750%, 10/9/2019	881,711
	Berry Plastics Group, Inc., Term Loan
891,000	3.500%, 2/8/2020	881,769

	Total	1,763,480

Communications Services (1.5%)
	Charter Communications Operating, LLC, Term Loan
535,950	3.000%, 1/3/2021	527,177
	Clear Channel Communications, Inc., Term Loan
11,705	3.800%, 1/29/2016	11,605
672,127	6.900%, 1/30/2019	666,441
216,168	7.650%, 7/30/2019	216,500
	Cumulus Media Holdings, Inc., Term Loan
821,703	4.250%, 12/23/2020	821,358
	Hargray Communications Group, Inc., Term Loan
913,100	4.750%, 6/26/2019	917,666
	Intelsat Jackson Holdings SA, Term Loan
1,051,102	3.750%, 6/30/2019	1,050,050
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	901,404
	McGraw-Hill Global Education, LLC, Term Loan
381,225	5.750%, 3/22/2019	384,084
	NEP/NCP Holdco, Inc., Term Loan
891,000	4.250%, 1/22/2020	887,659
	TNS, Inc., Term Loan
840,211	5.000%, 2/14/2020	839,690
	Univision Communications, Inc., Term Loan
926,268	4.000%, 3/1/2020	922,026
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	893,511
	Visant Corporation, Term Loan
689,445	5.250%, 12/22/2016	672,823
	WideOpenWest Finance, LLC, Term Loan
891,000	4.750%, 4/1/2019	891,561
	Yankee Cable Acquisition, LLC, Term Loan
871,059	4.500%, 3/1/2020	871,059
	Zayo Group, LLC, Term Loan
888,698	4.000%, 7/2/2019	885,703

	Total	12,360,317

Consumer Cyclical (0.7%)
	Bally Technologies, Inc., Term Loan
477,600	4.250%, 11/25/2020	477,719
	Burlington Coat Factory Warehouse Corporation, Term Loan
781,353	4.250%, 2/23/2017	784,283
	Caesars Entertainment Resot Properties, LLC, Term Loan
1,087,275	7.000%, 10/11/2020	1,089,993
	Cenveo Corporation, Term Loan
420,418	6.250%, 2/13/2017	420,767
	Chrysler Group, LLC, Term Loan
910,636	3.500%, 5/24/2017	908,851
	MGM Resorts International, Term Loan
533,250	3.500%, 12/20/2019	529,587
	ROC Finance, LLC, Term Loan
895,500	5.000%, 6/20/2019	867,892
	Toys R Us, Inc., Term Loan
826,255	5.250%, 5/25/2018	678,116

	Total	5,757,208

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
1,012,661	4.750%, 3/21/2019	1,014,433
	Biomet, Inc., Term Loan
843,625	3.660%, 7/25/2017	843,979
	CHS/Community Health Systems, Inc., Term Loan
244,930	3.469%, 1/25/2017	244,624
652,820	4.250%, 1/27/2021	655,059
	Michael Foods, Inc., Term Loan
656,879	4.250%, 2/25/2018	656,880
	Roundy’s Supermarkets, Inc., Term Loan
758,754	5.750%, 3/3/2021	759,702
	Van Wagner Communications, LLC, Term Loan
562,725	6.250%, 8/3/2018	568,881

	Total	4,743,558

Energy (0.1%)
	McJunkin Red Man Corporation, Term Loan
358,200	4.750%, 11/8/2019	359,618
	Offshore Group Investment, Ltd., Term Loan
445,500	5.750%, 3/28/2019	443,273

	Total	802,891

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
888,750	4.000%, 10/12/2019	887,364

	Total	887,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value
Technology (0.4%)
	BMC Software, Inc., Term Loan
$907,725	5.000%, 9/10/2020	$903,940
	First Data Corporation Extended, Term Loan
900,000	4.152%, 3/23/2018	898,317
	Freescale Semiconductor, Inc., Term Loan
891,017	4.250%, 2/28/2020	889,627
	Infor US, Inc., Term Loan
553,670	3.750%, 6/3/2020	549,174
	SunGard Data Systems, Inc., Term Loan
226,640	4.000%, 3/8/2020	227,065
	Syniverse Holdings, Inc., Term Loan
345,537	4.000%, 4/23/2019	344,459

	Total	3,812,582

Transportation (0.3%)
	American Airlines, Inc., Term Loan
913,100	3.750%, 6/27/2019	910,534
	Delta Air Lines, Inc., Term Loan
1,367,821	3.500%, 4/20/2017	1,362,350

	Total	2,272,884

Utilities (0.3%)
	Calpine Corporation, Term Loan
700,090	4.000%, 4/1/2018	700,188
689,500	4.000%, 10/9/2019	689,211
	NGPL PipeCo, LLC, Term Loan
834,582	6.750%, 9/15/2017	821,020

	Total	2,210,419

	Total Bank Loans (cost $37,768,299)	37,662,680

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Asset-Backed Securities (1.0%)
	First Horizon ABS Trust
742,424	0.312%, 10/25/2034[b,c]	627,869
	GMAC Mortgage Corporation Loan Trust
2,010,976	0.332%, 8/25/2035[b,c]	1,640,928
2,240,689	0.332%, 12/25/2036[b,c]	1,920,712
	IndyMac Seconds Asset-Backed Trust
1,202,110	0.492%, 10/25/2036[b,c]	521,900
	Renaissance Home Equity Loan Trust
1,678,269	5.746%, 5/25/2036	1,247,033
1,400,000	6.011%, 5/25/2036	1,015,312
	Vericrest Opportunity Loan Transferee
1,739,019	3.625%, 10/27/2053[d]	1,747,714

	Total	8,721,468

Basic Materials (5.0%)
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[d]	1,093,490
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,096,250
2,250,000	5.750%, 8/5/2020	$2,385,000
	Barrick Gold Corporation
1,080,000	3.850%, 4/1/2022	1,040,823
	Cliffs Natural Resources, Inc.
1,470,000	4.875%, 4/1/2021	1,434,379
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,529,060
	First Quantum Minerals, Ltd.
610,000	6.750%, 2/15/2020[d]	616,100
610,000	7.000%, 2/15/2021[d]	618,388
	Freeport-McMoRan Copper & Gold, Inc.
2,530,000	3.550%, 3/1/2022	2,446,186
1,825,000	3.875%, 3/15/2023	1,776,446
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[d]	1,491,591
1,100,000	3.734%, 7/15/2023[d]	1,105,602
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,765,926
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,145,375
	International Paper Company
750,000	7.300%, 11/15/2039	1,006,442
	Kinross Gold Corporation
720,000	5.950%, 3/15/2024[d]	729,012
	LYB International Finance BV
1,445,000	4.000%, 7/15/2023	1,496,981
720,000	4.875%, 3/15/2044	738,793
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,159,933
	Mosaic Company
1,230,000	4.250%, 11/15/2023	1,273,118
910,000	5.450%, 11/15/2033	996,497
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,315,468
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[d]	1,133,600
	Teck Resources, Ltd.
2,130,000	3.750%, 2/1/2023[e]	2,030,682
	Trinseo Materials Operating SCA
1,090,000	8.750%, 2/1/2019	1,160,850
	Vale Overseas, Ltd.
1,100,000	4.625%, 9/15/2020	1,160,306
	Vale SA
1,070,000	5.625%, 9/11/2042	1,035,246
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	776,559
1,430,000	7.375%, 3/15/2032	1,870,113
	Xstrata Finance Canada, Ltd.
1,440,000	4.250%, 10/25/2022[d]	1,427,080

	Total	40,855,296

Capital Goods (2.0%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,285,212
	Case New Holland, Inc.
865,000	7.875%, 12/1/2017	1,016,375
	CNH Capital, LLC
250,000	6.250%, 11/1/2016	273,750
	Eaton Corporation
2,865,000	2.750%, 11/2/2022	2,755,778

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Capital Goods (2.0%) - continued
	Masco Corporation
$875,000	5.950%, 3/15/2022	$953,750
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	423,546
900,000	5.000%, 3/1/2020	995,433
1,300,000	5.250%, 11/15/2021	1,463,341
1,830,000	3.550%, 6/1/2022	1,850,787
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,176,600
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,475,637
720,000	4.300%, 3/1/2024	737,703
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	749,000
180,000	6.125%, 6/15/2023	193,500

	Total	16,350,412

Collateralized Mortgage Obligations (1.2%)
	CitiMortgage Alternative Loan Trust
1,340,527	5.750%, 4/25/2037	1,156,479
	Countrywide Alternative Loan Trust
1,736,153	6.000%, 1/25/2037	1,535,670
	HomeBanc Mortgage Trust
1,504,242	2.260%, 4/25/2037	1,072,993
	Vericrest Opportunity Loan Transferee
1,715,195	3.625%, 11/25/2053[f]	1,726,001
	Wachovia Mortgage Loan Trust, LLC
1,668,051	2.787%, 5/20/2036	1,439,756
	WaMu Mortgage Pass Through Certificates
1,059,286	0.442%, 10/25/2045[c]	983,812
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,489,435	0.876%, 2/25/2047[c]	1,677,426

	Total	9,592,137

Commercial Mortgage-Backed Securities (1.0%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,416,238	5.331%, 2/11/2044	2,617,960
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,421,282
	Commercial Mortgage Pass-Through Certificates
918,304	0.282%, 12/15/2020[c,d]	914,458
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,976,933
	Credit Suisse Mortgage Capital Certificates
1,182,072	0.322%, 10/15/2021[c,d]	1,178,002

	Total	8,108,635

Communications Services (10.0%)
	America Movil SAB de CV
2,400,000	1.234%, 9/12/2016[c]	2,435,926
1,480,000	5.000%, 3/30/2020	1,644,863
1,090,000	3.125%, 7/16/2022	1,053,665
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,356,863
	AT&T, Inc.
1,830,000	3.000%, 2/15/2022	1,801,483
2,180,000	3.900%, 3/11/2024	2,205,253
1,090,000	4.300%, 12/15/2042	983,587
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	706,689
	CenturyLink, Inc.
1,080,000	5.625%, 4/1/2020	1,135,350
1,400,000	5.800%, 3/15/2022	1,435,000
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,144,900
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[d]	1,139,050
	Comcast Corporation
1,300,000	6.400%, 5/15/2038	1,624,758
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,428,367
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[d]	3,143,293
	DIRECTV Holdings, LLC
3,225,000	5.000%, 3/1/2021	3,494,236
1,815,000	3.800%, 3/15/2022	1,816,437
1,810,000	4.450%, 4/1/2024	1,836,319
	Discovery Communications, LLC
1,450,000	4.875%, 4/1/2043	1,457,636
	Hughes Satellite Systems Corporation
1,420,000	6.500%, 6/15/2019	1,562,000
	Intelsat Jackson Holdings SA
740,000	7.500%, 4/1/2021	811,225
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[d]	1,062,103
	NBCUniversal Media, LLC
1,160,000	5.150%, 4/30/2020	1,324,333
2,490,000	4.375%, 4/1/2021	2,718,662
	News America, Inc.
460,000	4.000%, 10/1/2023[e]	474,643
1,100,000	7.625%, 11/30/2028	1,409,805
1,350,000	6.400%, 12/15/2035	1,638,326
	Numericable Group SA
720,000	6.000%, 5/15/2022[d,g]	737,100
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,564,643
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,035,355
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[d]	2,140,896
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[d]	1,821,589
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[d]	819,163
	Sprint Corporation
720,000	7.125%, 6/15/2024[d]	756,000
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,848,676
900,000	4.570%, 4/27/2023	941,290

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Communications Services (10.0%) - continued
	Time Warner Cable, Inc.
$1,500,000	8.250%, 4/1/2019	$1,899,726
1,450,000	4.125%, 2/15/2021	1,555,051
2,170,000	4.500%, 9/15/2042[e]	2,098,748
	T-Mobile USA, Inc.
1,090,000	6.633%, 4/28/2021	1,177,200
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[d]	1,526,000
	Verizon Communications, Inc.
900,000	3.650%, 9/14/2018	960,868
1,450,000	4.500%, 9/15/2020	1,580,261
2,170,000	3.450%, 3/15/2021	2,218,690
2,935,000	5.150%, 9/15/2023	3,235,356
2,180,000	6.400%, 9/15/2033	2,628,624
1,090,000	5.050%, 3/15/2034	1,143,080
1,820,000	6.550%, 9/15/2043	2,244,959
	Windstream Corporation
1,090,000	7.750%, 10/1/2021	1,179,925

	Total	81,957,972

Consumer Cyclical (6.1%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,776,155
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019	1,204,500
	CVS Caremark Corporation
1,810,000	2.750%, 12/1/2022	1,729,931
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[d]	1,318,088
	Ford Motor Credit Company, LLC
1,440,000	1.487%, 5/9/2016[c]	1,463,581
1,750,000	4.250%, 2/3/2017	1,882,636
370,000	6.625%, 8/15/2017	427,927
2,170,000	2.375%, 3/12/2019	2,170,399
1,425,000	4.250%, 9/20/2022	1,493,752
	General Motors Company
1,830,000	3.500%, 10/2/2018[d]	1,868,888
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017	1,433,800
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021[d]	1,136,325
	Home Depot, Inc.
1,835,000	3.750%, 2/15/2024	1,894,777
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[d]	1,213,907
	Hyundai Motor Manufacturing Czech SRO
1,475,000	4.500%, 4/15/2015[d]	1,524,151
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[d]	1,125,425
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,010,645
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,815,760
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,156,375
	Macy’s Retail Holdings, Inc.
1,790,000	7.450%, 7/15/2017	2,103,527
1,930,000	3.875%, 1/15/2022	2,004,295
1,075,000	2.875%, 2/15/2023	1,018,488
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,794,398
	QVC, Inc.
1,265,000	4.375%, 3/15/2023	1,255,520
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	773,918
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,352,533
1,790,000	3.125%, 2/15/2023	1,694,337
	Time Warner, Inc.
1,400,000	7.700%, 5/1/2032	1,927,001
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,140,000
540,000	4.375%, 4/15/2023	523,800
	Viacom, Inc.
2,000,000	4.250%, 9/1/2023	2,084,458
	Wyndham Worldwide Corporation
1,080,000	2.500%, 3/1/2018	1,089,598
1,780,000	4.250%, 3/1/2022	1,809,075

	Total	50,217,970

Consumer Non-Cyclical (7.1%)
	Altria Group, Inc.
905,000	4.750%, 5/5/2021	991,297
1,825,000	4.000%, 1/31/2024	1,859,038
483,000	9.950%, 11/10/2038	788,187
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,669,877
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020	1,498,437
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,097,274
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,834,534
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,267,791
2,230,000	3.950%, 10/15/2020	2,349,171
	Community Health Systems, Inc.
1,090,000	8.000%, 11/15/2019	1,192,187
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,106,595
1,170,000	3.200%, 1/25/2023	1,128,575
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,393,037
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	840,027
	Express Scripts Holding Company
1,765,000	4.750%, 11/15/2021	1,934,625
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[d]	796,975
	Gilead Sciences, Inc.
900,000	4.800%, 4/1/2044	946,625
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,414,800
	Hospira, Inc.
1,460,000	5.200%, 8/12/2020	1,580,554
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[d]	1,175,838

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Non-Cyclical (7.1%) - continued
	Lorillard Tobacco Company
$1,830,000	8.125%, 6/23/2019	$2,274,937
	McKesson Corporation
1,450,000	3.796%, 3/15/2024	1,466,110
1,450,000	4.883%, 3/15/2044	1,513,084
	Mondelez International, Inc.
2,170,000	4.000%, 2/1/2024	2,222,034
	Mylan, Inc.
2,155,000	7.875%, 7/15/2020[d]	2,405,036
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[d]	3,275,634
1,090,000	4.450%, 1/15/2022[d]	1,149,656
	Perrigo Company, Ltd.
550,000	2.300%, 11/8/2018[d]	545,322
1,450,000	4.000%, 11/15/2023[d]	1,458,117
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	911,400
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,209,900
	Thermo Fisher Scientific, Inc.
1,830,000	4.150%, 2/1/2024	1,909,182
370,000	5.300%, 2/1/2044	407,165
	Tyson Foods, Inc.
1,795,000	4.500%, 6/15/2022	1,900,006
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d]	1,548,000
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,764,110
	Whirlpool Corporation
2,593,000	3.700%, 3/1/2023	2,601,103
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,764,426

	Total	58,190,666

Energy (8.4%)
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,103,142
1,820,000	5.850%, 11/15/2043	1,996,001
	Calumet Specialty Products Partners, LP
1,090,000	6.500%, 4/15/2021[d]	1,087,275
	Canadian Natural Resources, Ltd.
540,000	3.800%, 4/15/2024	550,402
1,810,000	6.250%, 3/15/2038	2,218,506
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[d]	1,463,637
	CNOOC Finance 2013, Ltd.
1,800,000	3.000%, 5/9/2023	1,651,084
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[d]	1,884,469
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,171,650
	DCP Midstream Operating, LP
1,450,000	5.600%, 4/1/2044	1,572,062
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,310,659
1,090,000	4.300%, 5/1/2024	1,092,819
	Enbridge Energy Partners, LP
1,270,000	5.200%, 3/15/2020	1,388,337
	Encana Corporation
1,270,000	3.900%, 11/15/2021	1,317,178
720,000	5.150%, 11/15/2041	760,460
	Energy Transfer Partners, LP
2,385,000	6.700%, 7/1/2018	2,767,642
	Enterprise Products Operating, LLC
725,000	3.900%, 2/15/2024	733,185
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,239,625
	Kinder Morgan Energy Partners, LP
900,000	3.450%, 2/15/2023	862,480
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	1,102,100
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,462,151
1,080,000	2.800%, 11/1/2022	1,027,360
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,336,170
	MEG Energy Corporation
1,080,000	6.375%, 1/30/2023[d]	1,120,500
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,252,679
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,373,621
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[e]	1,444,032
	Oasis Petroleum, Inc.
1,080,000	6.875%, 3/15/2022[d]	1,171,800
	Offshore Group Investment, Ltd.
900,000	7.500%, 11/1/2019	936,000
	Petrobras Global Finance BV
1,810,000	4.875%, 3/17/2020	1,836,113
	Petroleos Mexicanos
1,740,000	3.500%, 7/18/2018	1,803,075
725,000	6.375%, 1/23/2045[d]	793,875
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,770,128
	Range Resources Corporation
720,000	5.000%, 3/15/2023	734,400
	Rowan Companies, Inc.
1,175,000	4.875%, 6/1/2022	1,242,058
1,080,000	4.750%, 1/15/2024	1,105,770
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,947,454
	Suncor Energy, Inc.
1,090,000	6.100%, 6/1/2018	1,262,501
1,060,000	6.850%, 6/1/2039	1,397,217
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,737,110
	Transocean, Inc.
1,080,000	7.375%, 4/15/2018	1,249,692
720,000	6.375%, 12/15/2021	813,685
1,450,000	3.800%, 10/15/2022	1,391,363
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,846,688
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,329,592
	Williams Partners, LP
1,450,000	4.000%, 11/15/2021	1,492,014
2,190,000	4.500%, 11/15/2023	2,281,713

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (8.4%) - continued
$1,080,000	5.400%, 3/4/2044	$1,137,745

	Total	68,569,219

Financials (29.9%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,718,518
	Aegon NV
1,400,000	2.847%, 7/29/2049[c,h]	1,274,000
	American International Group, Inc.
2,555,000	3.375%, 8/15/2020	2,644,836
2,075,000	4.125%, 2/15/2024	2,171,400
	American Tower Trust I
1,800,000	1.551%, 3/15/2018[d]	1,763,937
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,885,414
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,940,045
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,611,132
	AXA SA
1,420,000	8.600%, 12/15/2030	1,838,900
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,631,025
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[d]	800,975
	Bank of America Corporation
2,160,000	1.304%, 3/22/2018[c]	2,184,788
2,220,000	7.625%, 6/1/2019	2,739,633
1,440,000	3.300%, 1/11/2023	1,397,742
1,100,000	4.100%, 7/24/2023	1,123,889
2,170,000	4.125%, 1/22/2024	2,200,682
1,050,000	5.875%, 2/7/2042	1,229,092
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[d]	1,479,980
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[d]	2,190,975
	BBVA US Senior SAU
1,440,000	4.664%, 10/9/2015	1,511,901
	Berkshire Hathaway, Inc.
785,000	3.750%, 8/15/2021	834,422
900,000	3.000%, 2/11/2023	891,902
	BNZ International Funding, Ltd.
2,170,000	2.350%, 3/4/2019[d]	2,158,716
	BPCE SA
1,465,000	5.700%, 10/22/2023[d]	1,551,274
1,810,000	5.150%, 7/21/2024[d]	1,840,388
	Capital One Bank USA NA
3,075,000	2.250%, 2/13/2019	3,074,865
	Capital One Financial Corporation
540,000	2.450%, 4/24/2019	541,225
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,909,050
520,000	3.875%, 2/19/2019	525,850
	Citigroup, Inc.
2,170,000	8.500%, 5/22/2019	2,764,730
2,525,000	3.500%, 5/15/2023	2,408,363
2,915,000	5.500%, 9/13/2025	3,161,597
1,070,000	5.950%, 12/29/2049[h]	1,057,962
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,741,305
700,000	5.875%, 8/15/2020	813,878
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,090,000	5.750%, 12/1/2043	1,217,190
710,000	11.000%, 12/29/2049[d,h]	946,075
	Credit Agricole SA
2,530,000	3.875%, 4/15/2024[d]	2,510,830
	Credit Suisse Group AG
1,110,000	6.500%, 8/8/2023[d]	1,239,082
740,000	7.500%, 12/11/2049[d,h]	803,825
	DDR Corporation
1,255,000	4.625%, 7/15/2022	1,336,245
	Denali Borrower, LLC
1,100,000	5.625%, 10/15/2020[d]	1,130,250
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	887,928
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,555,299
1,995,000	4.200%, 8/8/2023	2,072,861
	Discover Bank of Greenwood Delaware
900,000	4.250%, 3/13/2026	922,946
	Discover Financial Services
1,080,000	6.450%, 6/12/2017	1,231,796
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,769,484
	Essex Portfolio, LP
1,440,000	3.250%, 5/1/2023	1,380,406
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,149,210
	Fifth Third Bancorp
2,175,000	4.300%, 1/16/2024	2,235,628
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,768,750
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[d]	1,882,514
900,000	5.300%, 2/11/2021	1,018,354
1,800,000	1.233%, 3/15/2023[c]	1,797,017
925,000	6.750%, 3/15/2032	1,205,371
1,800,000	7.125%, 12/15/2049[h]	2,070,000
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,999,774
1,830,000	2.900%, 7/19/2018	1,872,952
1,600,000	5.375%, 3/15/2020	1,795,418
1,750,000	5.250%, 7/27/2021	1,943,074
1,810,000	4.000%, 3/3/2024	1,816,102
740,000	6.750%, 10/1/2037	851,182
725,000	5.700%, 12/29/2049[h]	740,406
	Hartford Financial Services Group, Inc.
2,520,000	5.125%, 4/15/2022	2,830,114
	HBOS Capital Funding, LP
1,100,000	6.071%, 6/29/2049[d,h]	1,100,000
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,126,256
1,250,000	2.625%, 2/1/2020	1,244,978
1,445,000	4.200%, 3/1/2024	1,480,745
	Health Care REIT, Inc.
720,000	6.125%, 4/15/2020	838,220
1,850,000	4.950%, 1/15/2021	2,032,188

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (29.9%) - continued
	HSBC Finance Corporation
$1,790,000	6.676%, 1/15/2021	$2,117,443
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	1,999,159
720,000	4.250%, 3/14/2024	727,620
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,209,594
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,984,821
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,551,250
	ILFC E-Capital Trust II
1,270,000	6.250%, 12/21/2065[c,d]	1,228,725
	ING Bank NV
1,835,000	5.800%, 9/25/2023[d]	2,011,857
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,082,812
900,000	5.750%, 5/15/2016	968,625
720,000	2.183%, 6/15/2016[c]	727,200
1,125,000	6.750%, 9/1/2016[d]	1,251,562
	Intesa Sanpaolo SPA
1,830,000	3.875%, 1/15/2019	1,902,774
	J.P. Morgan Chase & Company
2,160,000	1.129%, 1/25/2018[c]	2,188,069
1,800,000	3.375%, 5/1/2023	1,722,620
1,850,000	5.500%, 10/15/2040	2,087,627
1,450,000	6.750%, 8/29/2049[h]	1,537,000
1,440,000	6.000%, 12/29/2049[h]	1,432,800
	J.P. Morgan Chase Bank NA
1,420,000	6.000%, 10/1/2017	1,618,977
	Liberty Mutual Group, Inc.
1,080,000	5.000%, 6/1/2021[d]	1,184,394
1,965,000	4.950%, 5/1/2022[d]	2,119,759
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,008,893
1,125,000	4.750%, 10/1/2020	1,193,920
	Lincoln National Corporation
3,090,000	4.000%, 9/1/2023	3,180,172
	Lloyds TSB Bank plc
1,450,000	6.500%, 9/14/2020[d]	1,670,923
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[d]	1,949,595
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,297,305
2,000,000	7.750%, 5/14/2038	2,688,000
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	364,500
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	1,008,750
	Mizuho Corporate Bank, Ltd.
1,440,000	3.500%, 3/21/2023[d]	1,438,646
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,512,504
2,270,000	6.625%, 4/1/2018	2,648,468
1,805,000	2.125%, 4/25/2018	1,809,404
1,265,000	2.500%, 1/24/2019	1,266,060
1,820,000	5.625%, 9/23/2019	2,075,155
1,600,000	5.500%, 1/26/2020	1,812,440
1,795,000	4.875%, 11/1/2022	1,894,177
1,450,000	5.000%, 11/24/2025	1,504,426
270,000	5.450%, 12/29/2049[h]	272,363
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	757,997
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[d]	1,875,216
	Nomura Holdings, Inc.
1,810,000	2.750%, 3/19/2019	1,809,915
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,944,924
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,713,800
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,713,251
	Preferred Term Securities XXIII, Ltd.
2,103,266	0.433%, 12/22/2036[c,f]	1,488,124
	ProLogis, LP
1,800,000	6.875%, 3/15/2020	2,126,243
	Prudential Financial, Inc.
825,000	6.200%, 11/15/2040	1,021,568
1,070,000	5.875%, 9/15/2042	1,126,175
1,435,000	5.625%, 6/15/2043	1,481,638
	RBS Capital Trust III
1,260,000	5.512%, 9/29/2049[h]	1,247,400
	Regions Bank
1,090,000	7.500%, 5/15/2018	1,286,334
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,252,540
1,465,000	4.700%, 9/15/2023	1,544,620
	Royal Bank of Scotland Group plc
1,460,000	6.990%, 10/29/2049[d,h]	1,606,000
	Royal Bank Of Scotland plc
1,080,000	6.000%, 12/19/2023	1,128,244
	Santander UK plc
540,000	5.000%, 11/7/2023[d]	570,200
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,017,481
575,000	2.750%, 2/1/2023	550,818
	SLM Corporation
1,370,000	6.250%, 1/25/2016	1,477,887
2,485,000	6.000%, 1/25/2017	2,705,544
576,000	4.625%, 9/25/2017	604,800
	Societe Generale SA
1,080,000	7.875%, 12/31/2049[d,e,h]	1,129,032
	Sumitomo Mitsui Financial Group, Inc.
1,990,000	4.436%, 4/2/2024[d]	2,028,047
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,h]	2,782,000
	Union Bank NA
1,465,000	2.625%, 9/26/2018	1,494,659
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,445,351
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,928,031
	Ventas Realty, LP
1,800,000	4.000%, 4/30/2019	1,922,371
1,080,000	2.700%, 4/1/2020	1,070,038
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	749,230
	Voya Financial, Inc.
540,000	5.650%, 5/15/2053	539,946
990,000	2.900%, 2/15/2018	1,021,494
1,785,000	5.500%, 7/15/2022	2,022,680
	WEA Finance, LLC
1,710,000	7.125%, 4/15/2018[d]	2,033,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (29.9%) - continued
$720,000	6.750%, 9/2/2019[d]	$871,620
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,677,059
1,780,000	7.980%, 2/28/2049[h]	2,020,300
	XLIT, Ltd.
1,810,000	5.250%, 12/15/2043	1,952,740
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[d]	1,612,500

	Total	245,018,642

Foreign Government (1.4%)
	Colombia Government International Bond
1,060,000	2.625%, 3/15/2023	967,780
1,800,000	5.625%, 2/26/2044	1,917,000
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,296,906
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,746,500
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,522,087
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,069,687
2,020,000	4.000%, 10/2/2023	2,070,500

	Total	11,590,460

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,675,000	3.000%, 5/1/2029[g]	1,725,447
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 5/1/2044[g]	1,752,534
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.500%, 5/1/2029[g]	2,106,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,075,000	3.500%, 5/1/2044[g]	3,120,885
6,675,000	4.000%, 5/1/2044[g]	6,993,366
6,950,000	4.500%, 5/1/2044[g]	7,461,477

	Total	23,159,959

Technology (1.7%)
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,147,225
	Apple, Inc.
2,170,000	2.850%, 5/6/2021[g]	2,179,748
	Cisco Systems, Inc.
1,450,000	3.625%, 3/4/2024	1,473,651
	Freescale Semiconductor, Inc.
1,090,000	5.000%, 5/15/2021[d]	1,100,900
	Hewlett-Packard Company
1,110,000	2.750%, 1/14/2019	1,128,077
1,090,000	4.650%, 12/9/2021	1,175,363
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,493,503
	Oracle Corporation
1,800,000	2.500%, 10/15/2022	1,717,990
460,000	3.625%, 7/15/2023	470,373
	Xerox Corporation
750,000	6.400%, 3/15/2016	824,214

	Total	13,711,044

Transportation (3.5%)
	American Airlines Pass Through Trust
1,412,943	5.600%, 7/15/2020[d]	1,472,993
1,416,785	4.950%, 1/15/2023[d]	1,521,343
1,400,989	4.000%, 7/15/2025[d]	1,407,994
	Avis Budget Car Rental, LLC
1,080,000	5.500%, 4/1/2023	1,090,800
	British Airways plc
2,519,700	4.625%, 6/20/2024[d]	2,633,086
	Canadian Pacific Railway Company
1,440,000	7.125%, 10/15/2031	1,860,484
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[d]	1,321,125
557,602	7.250%, 11/10/2019	652,394
762,736	4.000%, 10/29/2024	770,363
	CSX Corporation
1,275,000	3.700%, 11/1/2023	1,291,218
1,107,000	6.220%, 4/30/2040	1,375,186
	Delta Air Lines, Inc.
1,083,976	4.950%, 5/23/2019	1,181,426
664,900	4.750%, 5/7/2020	722,663
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,309,212
1,085,000	4.500%, 8/16/2021[d]	1,161,518
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,533,675
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[d]	175,438
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[d]	1,084,729
	United Airlines, Inc.
1,260,000	4.000%, 4/11/2026	1,269,198
	US Airways Pass Through Trust
1,800,000	3.950%, 11/15/2025	1,813,500
	Virgin Australia Holdings, Ltd.
1,583,389	5.000%, 10/23/2023[d]	1,673,445

	Total	28,321,790

U.S. Government and Agencies (4.0%)
	U.S. Treasury Bonds
1,600,000	3.000%, 5/15/2042	1,473,750
2,530,000	3.750%, 11/15/2043	2,669,545
	U.S. Treasury Bonds, TIPS
1,821,021	0.625%, 1/15/2024	1,847,912
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,807,644
1,458,000	1.000%, 5/31/2018	1,436,700
3,610,000	1.500%, 1/31/2019	3,590,538
7,000,000	1.250%, 4/30/2019	6,855,625
2,840,000	3.625%, 2/15/2020	3,109,800
3,980,000	2.625%, 11/15/2020	4,104,065
2,240,000	2.000%, 2/15/2022	2,179,099

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
U.S. Government and Agencies (4.0%) - continued
	U.S. Treasury Notes, TIPS
$1,885,240	0.625%, 7/15/2021	$1,956,675

	Total	33,031,353

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,688,539

	Total	1,688,539

Utilities (6.0%)
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,387,351
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,087,360
	Atlas Pipeline Partners, LP
720,000	4.750%, 11/15/2021	684,000
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	609,038
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,151,714
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,435,378
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[d]	945,000
	DPL, Inc.
1,770,000	6.500%, 10/15/2016	1,911,600
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	661,732
	Electricite de France
1,800,000	5.250%, 12/29/2049[d,h]	1,836,900
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,127,576
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,585,500
1,070,000	6.650%, 4/15/2018	1,258,212
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	672,374
1,500,000	4.000%, 10/1/2020	1,564,492
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,318,539
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[d]	2,188,382
1,830,000	4.050%, 7/1/2023	1,844,188
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,641,575
1,110,000	4.150%, 2/1/2024	1,110,142
1,065,000	5.000%, 8/15/2042	1,036,518
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023[d]	2,601,722
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,276,193
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,958,725
1,800,000	5.450%, 9/15/2020	2,039,031
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,212,571
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,837,925
	ONEOK Partners, LP
365,000	3.200%, 9/15/2018	379,157
1,100,000	5.000%, 9/15/2023[e]	1,196,990
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,544,290
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,788,681
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	769,719
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[h]	1,514,050

	Total	49,176,625

	Total Long-Term Fixed Income (cost $714,459,335)	748,262,187

Shares	Preferred Stock (1.9%)	Value
Financials (1.9%)
44,925	Allstate Corporation, 5.100%	1,128,516
52,000	Annaly Capital Management, Inc., 7.500%[h]	1,281,280
43,424	CHS, Inc., 7.100%[h]	1,199,371
57,878	Citigroup, Inc., 7.875%	1,577,755
12,500	Cobank ACB, 6.250%[d,h]	1,277,735
36,000	DDR Corporation, 6.250%[h]	848,520
72,000	Discover Financial Services, 6.500%[h]	1,814,400
54,060	Goldman Sachs Group, Inc., 5.500%[h]	1,277,438
57,878	HSBC USA, Inc., 6.500%[h]	1,475,310
51,800	Morgan Stanley, 7.125%[h]	1,414,140
36,389	RBS Capital Funding Trust VII, 6.080%[h]	836,583
58,500	Wells Fargo & Company, 5.850%[h]	1,482,975

	Total	15,614,023

	Total Preferred Stock (cost $15,444,940)	15,614,023

Shares	Collateral Held for Securities Loaned (0.8%)	Value
6,809,604	Thrivent Cash Management Trust	6,809,604

	Total Collateral Held for Securities Loaned (cost $6,809,604)	6,809,604

Shares or Principal Amount	Short-Term Investments (4.5%)[i]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.120%, 5/28/2014[j]	199,982
100,000	0.055%, 7/23/2014[j]	99,987
	Thrivent Cash Management Trust
36,410,887	0.050%	36,410,887

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.5%)[i]	Value
	U.S. Treasury Bill
300,000	0.020%, 7/10/2014[k]	$299,988

	Total Short-Term Investments (at amortized cost)	37,010,844

	Total Investments (cost $811,493,022) 103.1%	$845,359,338

	Other Assets and Liabilities, Net (3.1%)	(25,640,197)

	Total Net Assets 100.0%	$819,719,141

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $141,275,947 or 17.2% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$2,103,266
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,708,399

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At April 30, 2014, $299,969 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At April 30, 2014, $299,988 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

AMT	- Subject to Alternative Minimum Tax
REIT	- Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	- Revenue
Ser.	- Series
TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$40,634,548
Gross unrealized depreciation	(6,818,925)

Net unrealized appreciation (depreciation)	$33,815,623

Cost for federal income tax purposes	$811,543,715

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	3,051,977	–	3,051,977	–
Capital Goods	1,763,480	–	1,763,480	–
Communications Services	12,360,317	–	12,360,317	–
Consumer Cyclical	5,757,208	–	5,757,208	–
Consumer Non-Cyclical	4,743,558	–	4,743,558	–
Energy	802,891	–	802,891	–
Financials	887,364	–	887,364	–
Technology	3,812,582	–	3,812,582	–
Transportation	2,272,884	–	2,272,884	–
Utilities	2,210,419	–	2,210,419	–
Long-Term Fixed Income
Asset-Backed Securities	8,721,468	–	8,721,468	–
Basic Materials	40,855,296	–	40,855,296	–
Capital Goods	16,350,412	–	16,350,412	–
Collateralized Mortgage Obligations	9,592,137	–	9,592,137	–
Commercial Mortgage-Backed Securities	8,108,635	–	8,108,635	–
Communications Services	81,957,972	–	81,957,972	–
Consumer Cyclical	50,217,970	–	50,217,970	–
Consumer Non-Cyclical	58,190,666	–	58,190,666	–
Energy	68,569,219	–	68,569,219	–
Financials	245,018,642	–	243,530,518	1,488,124
Foreign Government	11,590,460	–	11,590,460	–
Mortgage-Backed Securities	23,159,959	–	23,159,959	–
Technology	13,711,044	–	13,711,044	–
Transportation	28,321,790	–	28,321,790	–
U.S. Government and Agencies	33,031,353	–	33,031,353	–
U.S. Municipals	1,688,539	–	1,688,539	–
Utilities	49,176,625	–	49,176,625	–

Preferred Stock
Financials	15,614,023	14,336,288	1,277,735	–
Collateral Held for Securities Loaned	6,809,604	6,809,604	–	–
Short-Term Investments	37,010,844	36,410,887	599,957	–

Total	$845,359,338	$57,556,779	$786,314,435	$1,488,124

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,068,040	1,068,040	–	–

Total Asset Derivatives	$1,068,040	$1,068,040	$–	$–

Liability Derivatives
Credit Default Swaps	98,806	–	98,806	–

Total Liability Derivatives	$98,806	$–	$98,806	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	June 2014	$34,076,254	$34,080,625	$4,371
5-Yr. U.S. Treasury Bond Futures	(335)	June 2014	(40,102,143)	(40,016,798)	85,345
10-Yr. U.S. Treasury Bond Futures	(585)	June 2014	(72,798,722)	(72,786,800)	11,922
30-Yr. U.S. Treasury Bond Futures	360	June 2014	47,611,098	48,577,500	966,402
Total Futures Contracts					$1,068,040

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year at 5.00%; J.P. Morgan Chase & Company	Buy	12/20/2018	$5,400,000	($98,806)	($98,806)
Total Credit Default Swaps				($98,806)	($98,806)

1

As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,068,040
Total Interest Rate Contracts		1,068,040

Total Asset Derivatives		$1,068,040

Liability Derivatives

Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	98,806
Total Credit Contracts		98,806

Total Liability Derivatives		$98,806

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,063,408)

Total Interest Rate Contracts		(1,063,408)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(108,478)

Total Credit Contracts		(108,478)

Total		($1,171,886)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,355,036
Total Interest Rate Contracts		2,355,036

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(112,724)
Total Credit Contracts		(112,724)

Total		$2,242,312

The following table presents Income Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Interest Rate Contracts	$194,775,439	24.1%	N/A
Credit Contracts	N/A	N/A	$277,152

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$14,088,307	$40,577,056	$47,855,759	6,809,604	$6,809,604	$9,775
Cash Management Trust-Short Term Investment	32,571,966	100,308,514	96,469,593	36,410,887	36,410,887	9,265
Total Value and Income Earned	46,660,273				43,220,491	19,040

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Alabama (0.1%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,774,425

	Total	1,774,425

Arizona (0.9%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,649,235
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,633,325
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,144,700
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,252,994
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,454,560
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
700,000	5.000%, 7/1/2038, AMT	709,786

	Total	12,844,600

Arkansas (0.3%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,130,236
1,000,000	4.125%, 11/1/2031, Ser. 2011	1,033,170

	Total	4,163,406

California (12.8%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ab	4,640,381
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	4,992,800
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,926,240
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,940,163
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Ac	3,915,955
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Rev. (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,b	6,271,100
	California Infrastructure and Economic Development Bank Rev. (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Ser. Aa	3,161,670
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,658,940
1,250,000	5.000%, 10/1/2042	1,282,012
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,826,813
	California Various Purpose G.O.
6,065,000	5.500%, 4/1/2024	7,151,484
10,000	5.250%, 4/1/2029	10,033
10,000,000	5.250%, 3/1/2038	10,821,400
10,000,000	6.000%, 4/1/2038	11,737,300
5,000,000	6.000%, 11/1/2039	5,951,700
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[b]	304,056
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,288,084
	Contra Costa County, CA Home Mortgage Rev. (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,b]	4,030,000
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Ab	10,883,200
	Foothill-De Anza CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,439,000
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ab	479,161
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. A	12,023,116
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	8,552,720
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,486,700
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[b]	3,141,750
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,925,000	7.600%, 5/1/2023, Ser. Aa,b	3,692,198
	San Bernardino, CA Single Family Mortgage Rev. Refg. (FHA/VA MTGS GNMA Collateralized)
1,040,000	7.500%, 5/1/2023, Ser. Aa,b	1,312,896

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
California (12.8%) - continued
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
$10,000,000	5.000%, 5/1/2030[a,b]	$10,481,100
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,349,050
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	8,438,900
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,662,760
7,030,000	6.000%, 5/1/2039, Ser. E	8,014,411
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ab	2,810,618
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,430,600
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,341,100
	University of California General Rev.
5,000,000	5.250%, 5/15/2039, Ser. O	5,693,950

	Total	188,143,361

Colorado (4.0%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	552,665
200,000	5.000%, 6/1/2021	221,950
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	480,757
1,000,000	5.375%, 6/15/2038, Ser. A	1,011,200
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	943,880
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,906,400
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,313,742
1,000,000	6.125%, 6/1/2038, Ser. Aa	1,004,310
500,000	5.625%, 6/1/2043	530,785
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,117,660
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	481,274
1,180,000	5.500%, 11/1/2027	1,328,892
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ab	5,341,200
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,484,000
2,000,000	5.250%, 12/1/2031, Ser. A	2,150,660
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Ab	10,704,400
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
2,050,000	7.000%, 12/15/2016[b]	2,211,027
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,b	4,436,240
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,063,400
500,000	5.000%, 12/1/2022	529,640
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. A	1,436,237
9,790,000	5.000%, 6/1/2033	10,689,897

	Total	58,940,216

District of Columbia (1.2%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,663,776
5,225,000	5.000%, 12/1/2028, Ser. C	5,982,311
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
3,065,000	6.250%, 5/15/2024	3,070,027
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,302,880

	Total	18,018,994

Florida (4.6%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. A	3,479,829

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Florida (4.6%) - continued
	CityPlace Community Development District Special Assessment and Rev.
$500,000	5.000%, 5/1/2017	$541,825
2,000,000	5.000%, 5/1/2026	2,190,980
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
575,000	5.000%, 4/1/2021, Ser. A, AMT[b]	639,032
605,000	5.000%, 4/1/2022, Ser. A, AMT[b]	672,034
700,000	5.000%, 4/1/2025, Ser. A, AMT[b]	767,928
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,568,505
	Gulf Breeze FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,158,532
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,532,834
	Jacksonville FL Port Auth. Rev.
2,390,000	5.000%, 11/1/2038, Ser. A, AMT	2,465,022
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,436,036
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,259,825
8,000,000	5.500%, 10/1/2041, Ser. A	8,732,080
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[b]	2,211,560
	Orange County Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ab	3,156,678
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,286,352
	Orange County, Orlando Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	3,884,148
4,095,000	5.000%, 7/1/2035, Ser. C	4,311,707
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	6,751,807
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,961,834

	Total	68,008,548

Georgia (1.3%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,075,580
500,000	5.000%, 1/1/2034, Ser. C, AMT	531,310
500,000	5.000%, 1/1/2037, Ser. C, AMT	520,940
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,575,409
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,b]	1,744,920
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,358,020
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,875,000	5.500%, 8/1/2018[b]	5,313,457
	Milledgeville and Baldwin County Development Auth. Rev. (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,568,050

	Total	19,687,686

Hawaii (1.6%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,355,187
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,038,100
5,395,000	5.250%, 11/15/2037	5,551,779
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,078,150
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,587,100
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Ab	5,218,750

	Total	22,829,066

Illinois (8.6%)
	Broadview, Cook County, IL Tax Increment Rev.
685,000	5.375%, 7/1/2015	685,548
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,834,110
	Chicago Tax Increment Allocation (Near South Redevelopment) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Ser. Ab	7,065,288

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Illinois (8.6%) - continued
	Chicago, IL Midway Airport Rev.
$2,000,000	5.000%, 1/1/2034, Ser. Ba,c	$2,063,120
	Cook County, IL Community Consolidated School District No. 15 Limited Tax Capital Appreciation School G.O. (NATL-RE Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	997,030
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,565,000	8.500%, 12/1/2014[b]	1,625,127
1,815,000	8.500%, 12/1/2016[b]	2,098,394
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,267,696
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,620,153
	Illinois Finance Auth. Rev. (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Ser. A	5,870,150
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,558,997
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Bb	2,105,103
	Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,402,450
1,000,000	5.500%, 7/1/2033	1,097,910
1,750,000	5.500%, 7/1/2038	1,886,832
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Ser. Cb	2,271,893
	Illinois Health Fac. Auth. Rev. Refg. (Thorek Hospital and Medical Center)
2,620,000	5.250%, 8/15/2018	2,627,153
	Illinois Sales Tax Rev. (Build Illinois)
2,000,000	5.000%, 6/15/2028[a]	2,010,760
	Illinois Sales Tax Rev. (Build Illinois Bonds) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[b]	9,373,576
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
2,100,000	0.080%, 10/1/2024[c]	2,100,000
	McHenry and Lake Counties G.O. School (AGM Insured)
840,000	9.000%, 12/1/2017[b]	967,033
2,195,000	9.000%, 12/1/2017[a,b]	2,568,106
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
885,000	5.500%, 6/15/2015, Ser. Ab	927,268
17,605,000	Zero Coupon, 6/15/2020, Ser. Ab	14,907,738
7,000,000	5.500%, 6/15/2020, Ser. Bb	7,789,810
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured) - continued
3,100,000	Zero Coupon, 6/15/2024, Ser. Ab	2,133,420
2,000,000	Zero Coupon, 12/15/2024, Ser. Ab	1,344,180
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	7,070,622
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,545,000	6.700%, 11/1/2021, Ser. Ab	2,941,078
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	10,058,760
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. A	2,833,325

	Total	126,102,630

Indiana (2.3%)
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
390,000	6.250%, 1/5/2016	398,810
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,542,640
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. A	1,675,695
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,079,610
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Eb	463,023
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,930,337
4,155,000	5.000%, 1/1/2042, Ser. A	4,332,294
	Indiana Transportation Finance Auth. Highway Rev.
125,000	6.800%, 12/1/2016, Ser. A	133,333
	Indiana Transportation Finance Auth. Highway Rev. (NATL-RE-IBC Insured)
1,520,000	7.250%, 6/1/2015, Ser. Ab	1,576,635
	Indianapolis Local Public Improvement Bond Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,432,150

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Indiana (2.3%) - continued
	Knox County, IN Economic Development Rev. Refg.
$2,850,000	5.000%, 4/1/2037, Ser. A	$2,907,484
6,965,000	5.000%, 4/1/2042, Ser. A	6,996,273

	Total	34,468,284

Iowa (0.6%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,354,584
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,321,355
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,804,536

	Total	8,480,475

Kansas (0.3%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,706,596
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
60,000	6.700%, 6/1/2029, Ser. A-2[b]	60,192

	Total	3,766,788

Kentucky (1.4%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,359,338
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
2,000,000	5.000%, 7/1/2017, Ser. A	2,224,080
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,691,350
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ab	2,672,300
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,984,836

	Total	20,931,904

Louisiana (2.3%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,289,200
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	440,040
1,520,000	5.000%, 11/1/2031	1,655,888
	Louisiana Public Fac. Auth. Rev. (University of New Orleans Research and Technology Foundation, Inc.-Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[b]	5,097,553
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,421,700
7,000,000	5.000%, 5/1/2045, Ser. B	7,411,530
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,302,120
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
750,000	5.000%, 4/1/2030, Ser. B, AMT	791,888
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,573,545
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,751,370

	Total	33,734,834

Maryland (0.1%)
	Morgan State University Academic Fees and Auxiliary Fac. Fees Rev. Refg. (NATL-RE Insured)
1,965,000	6.050%, 7/1/2015[b]	2,032,773

	Total	2,032,773

Massachusetts (4.4%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	7,442,460
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bb	6,368,250
	Massachusetts Development Finance Agency Rev.
3,000,000	5.000%, 7/1/2042, Ser. J	3,310,020
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	818,160
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	19,403,390
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,733,692
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	8,672,421
	Massachusetts School Building Auth. Sales Tax Refg.
5,000,000	5.000%, 8/15/2029, Ser. B	5,731,900

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Massachusetts (4.4%) - continued
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
$5,000,000	5.000%, 8/1/2024	$6,163,500

	Total	64,643,793

Michigan (1.9%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,251,120
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,020,130
	Grand Valley State University General Rev.
1,045,000	5.750%, 12/1/2034	1,135,069
	Kalamazoo Hospital Finance Auth. Hospital Rev. (AGM Insured)
4,000,000	5.250%, 5/15/2036[b]	4,193,360
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ab	3,426,637
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,246,695
	Michigan State Hospital Finance Auth. Hospital Rev. Refg. (Sisters of Mercy Health Corporation) (NATL-RE Insured)
525,000	5.375%, 8/15/2014, Ser. Pa,b	532,612
20,000	5.375%, 8/15/2014, Ser. Pa,b	20,290
	Michigan State Trunk Line Fund Refg. (AGM Insured)
5,000,000	5.000%, 11/1/2022[b]	5,321,000
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[b]	5,302,961

	Total	28,449,874

Minnesota (2.2%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,038,330
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ab	85,253
	Minnesota Higher Education Fac. Auth. Rev.
1,575,000	5.250%, 12/1/2035, Ser. H	1,680,525
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,940,580
	Minnesota Higher Education Fac. Auth. Rev. (University of St. Thomas)
530,000	5.250%, 10/1/2019, Ser. 5-Y	539,264
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,072,080
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ab	2,148,200
	Rochester MN Health Care Fac. Rev. Olmsted Medical Center
1,000,000	5.875%, 7/1/2030	1,124,550
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,631,953
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,221,152
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Ser. Ba	2,015,700
1,000,000	5.750%, 7/1/2030, Ser. C	1,082,640
5,745,000	5.750%, 7/1/2039	6,186,676
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,192,240
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019	245,923
1,500,000	5.250%, 5/15/2036	1,544,640
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,852,855
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	509,605

	Total	32,112,166

Mississippi (0.1%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,735,930

	Total	1,735,930

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Missouri (1.2%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
$7,500,000	5.000%, 12/1/2027[b]	$8,002,800
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,551
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Barnes-Jewish, Inc./Christian Health Services)
1,465,000	5.250%, 5/15/2014, Ser. A	1,465,117
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (BJC Health System)
2,500,000	5.000%, 5/15/2020, Ser. A	2,609,100
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	902,178
925,000	5.000%, 2/15/2022	1,030,709
1,680,000	5.000%, 2/15/2034	1,723,411
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	977,373
1,000,000	5.000%, 7/1/2032, AMT	1,024,830

	Total	17,911,069

Montana (0.5%)
	Montana Fac. Finance Auth. Hospital Fac. Rev. (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018[a]	3,874,205
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,024,930

	Total	6,899,135

Nebraska (0.8%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,086,560
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,747,750
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,447,178
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,096,410
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,324,561
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,784,883

	Total	12,487,342

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,110,090
2,000,000	5.000%, 10/1/2019	2,340,580

	Total	3,450,670

New Jersey (1.2%)
	Hudson County, NJ Refg. C.O.P. (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[b]	2,128,620
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,087,040
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lb	1,168,300
	New Jersey Transportation Trust Fund Auth. Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,657,395
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ab	5,625,400
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
485,000	6.500%, 1/1/2016, Ser. Cb	533,427
260,000	6.500%, 1/1/2016, Ser. Ca,b	286,187
1,285,000	6.500%, 1/1/2016, Ser. Ca,b	1,343,815
260,000	6.500%, 1/1/2016, Ser. Ca,b	286,416
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[b]	3,919,795

	Total	18,036,395

New Mexico (0.9%)
	Jicarilla, NM Apache Nation Rev.
3,500,000	5.500%, 9/1/2023, Ser. Ae	3,501,540
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020	9,340,560

	Total	12,842,100

New York (6.7%)
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,725,700
	New York City G.O.
5,000	5.250%, 8/1/2017[a]	5,060
11,995,000	5.250%, 8/1/2017	12,134,262
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,604,592
3,250,000	5.375%, 6/15/2043, Ser. EE	3,657,778

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
New York (6.7%) - continued
	New York City Transitional Finance Auth. Future Tax Secured Rev.
$12,505,000	5.000%, 11/1/2021	$14,967,610
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,711,350
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,275,610
	New York State Dormitory Auth. State Personal Income Tax Rev.
5,125,000	5.000%, 2/15/2029, Ser. A	5,784,690
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,572,100
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	10,819,600
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Ser. Eb	2,136,880
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,192,023
	Port Authority of New York and New Jersey Consolidated Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,304,887

	Total	97,892,142

North Carolina (2.1%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,086,760
1,000,000	5.000%, 4/1/2033	1,080,490
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. A	8,069,049
2,580,000	5.000%, 1/1/2021, Ser. A	2,990,272
2,000,000	5.000%, 1/1/2026, Ser. B	2,181,600
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,897,868
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,763,475
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
3,200,000	5.000%, 1/1/2025, Ser. A	3,591,328
1,250,000	5.000%, 1/1/2030, Ser. A	1,362,362
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,302,362

	Total	30,325,566

North Dakota (0.7%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,685,852
	South Central Regional Water District, ND Utility System Rev. (Refg. and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Ser. Aa	3,010,026
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,570,000	6.250%, 7/1/2021, Ser. B	2,573,392
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,937,556

	Total	10,206,826

Ohio (4.9%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,163,770
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,565,244
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,727,425
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,547,971
	Cuyahoga County G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,979,725
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	391,013
1,500,000	5.000%, 5/1/2037, Ser. A	1,589,070
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,351,075
1,750,000	5.500%, 8/15/2030	1,898,120
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,729,072
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,332,720
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,023,073
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,398,500
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	5,571,200
	Ohio Turnpike Commission Turnpike Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ab	2,453,240

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Ohio (4.9%) - continued
	Ohio Turnpike Commission Turnpike Rev. Refg. (NATL-RE Insured) - continued
$10,000,000	5.500%, 2/15/2026, Ser. Ab	$12,330,200
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,873,532
	University of Cincinnati General Receipts Rev. (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Ser. Da,b	2,553,907

	Total	71,478,857

Oklahoma (0.4%)
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,205,740
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. A	1,788,188
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	563,120

	Total	5,557,048

Oregon (0.2%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	322,356
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,137,450

	Total	3,459,806

Pennsylvania (3.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,437,730
2,100,000	5.625%, 8/15/2039	2,318,547
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Ser. Bc	5,007,300
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Nuclear Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ac	3,034,470
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[b]	1,939,400
1,520,000	Zero Coupon, 3/15/2017[b]	1,438,315
	Cumberland County Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,817,788
2,065,000	6.125%, 1/1/2029	2,235,920
2,455,000	5.000%, 1/1/2036	2,464,525
	Lycoming County Auth. Health System Rev. (Susquehanna Health System)
6,820,000	5.750%, 7/1/2039, Ser. A	7,102,826
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,517,380
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Ser. Cb,d	8,716,880
10,070,000	6.250%, 6/1/2038, Ser. Cb	11,233,689

	Total	55,264,770

Puerto Rico (0.5%)
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Fac. Financing Auth. Cogeneration Fac. Rev. (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,099,936

	Total	7,099,936

South Carolina (2.5%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,903,311
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,113,854
	Greenwood County, SC Hospital Fac. Refg. Rev.
1,120,000	5.000%, 10/1/2024, Ser. B	1,237,555
2,890,000	5.000%, 10/1/2031, Ser. B	3,112,530
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,373,233
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[b]	4,941,920
	South Carolina Public Service Auth. Rev. Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Ser. A	4,286,644
	Spartanburg, SC Water System Rev. (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,007,360

	Total	36,976,407

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
South Dakota (0.2%)
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
$1,000,000	5.000%, 9/1/2023	$1,116,800
820,000	5.000%, 9/1/2025	903,845
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,331,438

	Total	3,352,083

Tennessee (0.4%)
	Jackson, TN Hospital Rev. Refg. and Improvement (Jackson-Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,191,346
3,450,000	5.750%, 4/1/2041	3,675,147

	Total	5,866,493

Texas (10.9%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,810,725
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,b]	2,261,180
	Bexar County Housing Finance Corporation Multifamily Housing Rev. (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Ser. Ab	1,883,101
	Clifton Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,339,840
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,000,600
2,000,000	6.000%, 8/15/2043	2,171,580
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,468,560
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[b]	11,735,300
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
3,000,000	0.080%, 6/1/2020[c]	3,000,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,560,924
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
2,000,000	0.080%, 3/1/2024[c]	2,000,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[b]	5,244,050
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	6,923,995
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,b	13,583,400
	Lewisville Independent School District, Denton County, TX Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[b]	4,870,932
	Lower Colorado River Auth. Rev. Refg. (AGM Insured)
215,000	5.875%, 5/15/2015, Ser. Ab	215,875
	North East Independent School District, Bexar County, TX Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[b]	6,265,250
2,000,000	5.250%, 2/1/2029[b]	2,510,960
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
2,500,000	5.125%, 12/1/2042, Ser. A	2,515,500
	North Texas Tollway Auth. Rev.
5,000,000	5.000%, 1/1/2042, Ser. B	5,239,250
	North Texas Tollway Auth. Rev. (Special Proj. System)
15,000,000	5.000%, 9/1/2030, Ser. D	16,749,450
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,103,330
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Db	2,834,450
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
5,000,000	1.350%, 6/1/2033[b,c]	4,925,600
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,742,625
2,000,000	6.500%, 8/15/2039, Ser. A	2,226,580
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,280,340
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,193,953
1,000,000	5.125%, 6/1/2027	1,016,280

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Texas (10.9%) - continued
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
$2,000,000	5.000%, 8/15/2034[b]	$2,206,780
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	11,277,352
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,840,063
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bb	1,349,025
2,000,000	5.250%, 9/1/2027, Ser. Bb	2,149,420
1,000,000	5.250%, 9/1/2028, Ser. Bb	1,070,710
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,184,560
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,154,619
	Texas Transportation Commission Central Texas Turnpike System Rev. Refg.
2,000,000	1.250%, 8/15/2042, Ser. Bc	2,008,500
	Westlake, TX Certificates of Obligation G.O.
350,000	6.500%, 5/1/2015[a]	350,000
335,000	6.500%, 5/1/2017[a]	335,000
1,650,000	5.750%, 5/1/2024[a]	1,650,000
2,000,000	5.800%, 5/1/2032[a]	2,000,000

	Total	159,249,659

Utah (1.0%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,164,925
	Utah Associated Municipal Power Systems Rev. and Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,398,880
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,385,820
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,055,990

	Total	14,005,615

Virginia (1.5%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,113,420
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,856,531
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,038,700
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,091,300
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	4,885,830

	Total	21,985,781

Washington (4.9%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,b]	6,599,880
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,774,449
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	763,358
1,000,000	5.000%, 6/1/2020, AMT	1,141,830
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,490,638
12,095,000	5.000%, 8/1/2030, Ser. A	13,907,315
	Tobacco Settlement Auth. WA Rev. Refg.
5,000,000	5.000%, 6/1/2024	5,016,150
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[b]	5,811,417
	Washington G.O.
1,140,000	6.750%, 2/1/2015, Ser. A	1,195,541
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,b	5,493,150
	Washington Health Care Fac. Auth. Rev.
2,500,000	5.250%, 12/1/2030	2,586,875
5,000,000	5.250%, 10/1/2032, Ser. A	5,479,800
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038	6,014,354
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,535,817
	Washington Higher Education Fac. Auth. Rev. and Refg. Rev. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,420,961

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Washington (4.9%) - continued
	Washington Higher Education Fac. Auth. Rev. and Refg. Rev. (Whitworth University) - continued
$1,000,000	5.625%, 10/1/2040	$1,036,900

	Total	71,268,435

Wisconsin (1.1%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ab	3,195,630
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,745,949
	Wisconsin Health and Educational Fac. Auth. Rev. (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,008,080
	Wisconsin Health and Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1	1,199,295
	Wisconsin Health and Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,310,000	5.500%, 12/15/2038, Ser. A	5,687,275

	Total	15,836,229

Wyoming (1.1%)
	Lincoln County, WY Pollution Control Rev. (Exxon)
3,785,000	0.080%, 11/1/2014, Ser. Dc	3,785,000
3,300,000	0.080%, 11/1/2014, Ser. Ac	3,300,000
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,473,885
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
5,175,000	5.750%, 10/1/2020	5,711,854

	Total	16,270,739

	Total Long-Term Fixed Income (cost $1,351,169,035)	1,448,592,856

	Total Investments (cost $1,351,169,035) 98.7%	$1,448,592,856

	Other Assets and Liabilities, Net 1.3%	18,767,543

	Total Net Assets 100.0%	$1,467,360,399

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2014.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $3,501,540 or 0.2% of total net assets.

Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
CR	-	Custodial Receipts
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$102,320,056
Gross unrealized depreciation	(4,896,235)

Net unrealized appreciation (depreciation)	$97,423,821

Cost for federal income tax purposes	$1,351,169,035

The accompanying Notes to Financial Statements are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	170,675,414	–	170,675,414	–
Electric Revenue	47,863,813	–	47,863,813	–
Escrowed/Pre-refunded	119,245,263	–	119,245,263	–
General Obligation	266,505,534	–	266,505,534	–
Health Care	180,874,663	–	180,874,663	–
Housing Finance	4,414,183	–	4,414,183	–
Industrial Development Revenue	52,108,388	–	52,108,388	–
Other Revenue	227,001,372	–	227,001,372	–
Tax Revenue	73,129,744	–	73,129,744	–
Transportation	231,564,786	–	231,564,786	–
Water & Sewer	75,209,696	–	75,209,696	–

Total	$1,448,592,856	$–	$1,448,592,856	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value
Asset-Backed Securities (1.9%)
	Education Loan Asset-Backed Trust I
$154,424	0.602%, 6/25/2022[a,b]	$154,658
	Northstar Education Finance, Inc.
821,024	0.852%, 12/26/2031[a,b]	821,236
	U.S. Small Business Administration
1,000,000	3.191%, 3/10/2024	1,006,612

	Total	1,982,506

Collateralized Mortgage Obligations (0.5%)
	NCUA Guaranteed Notes
526,365	0.602%, 10/7/2020[b]	529,591

	Total	529,591

Commercial Mortgage-Backed Securities (1.5%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
470,812	0.727%, 12/25/2016	468,254
	Federal National Mortgage Association
785,936	0.953%, 11/25/2015	791,136
	Government National Mortgage Association
216,357	2.164%, 3/16/2033	217,440
98,613	3.214%, 1/16/2040	99,952

	Total	1,576,782

Financials (6.2%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[a]	616,877
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	777,158
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,025,630
	National Bank of Canada
500,000	2.200%, 10/19/2016[a]	516,000
	North American Development Bank
500,000	2.300%, 10/10/2018	495,715
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,011,035
1,000,000	2.050%, 11/15/2022	933,601
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	489,675
	Toronto-Dominion Bank
500,000	2.200%, 7/29/2015[a]	511,125

	Total	6,376,816

Foreign Government (6.4%)
	Bank of England
1,000,000	0.875%, 3/17/2017[a]	999,680
	Denmark Government International Bond
1,000,000	0.375%, 4/25/2016[a]	998,040
	Export Development Canada
1,000,000	0.750%, 12/15/2017	983,230
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	503,986
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	979,649
500,000	3.000%, 10/4/2023	510,296
600,000	4.375%, 1/24/2044	641,389
	International Finance Corporation
500,000	0.500%, 5/16/2016	498,808
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[a]	512,395

	Total	6,627,473

Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through

350,000	3.000%, 5/1/2029[c]	360,541
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
350,000	4.000%, 5/1/2044[c]	366,201
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,175,000	3.500%, 5/1/2029[c]	1,237,422
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,400,000	3.500%, 5/1/2044[c]	1,420,891
1,125,000	4.000%, 5/1/2044[c]	1,178,657
1,550,000	4.500%, 5/1/2044[c]	1,664,070

	Total	6,227,782

Technology (0.6%)
	Micron Semiconductor Asia Pte, Ltd.
600,000	1.258%, 1/15/2019	599,636

	Total	599,636

U.S. Government and Agencies (74.0%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,024,203
1,000,000	2.000%, 7/27/2016	1,033,931
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	462,339
	Federal Home Loan Bank
5,575,000	0.875%, 5/24/2017	5,566,727
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	971,155
1,000,000	1.250%, 10/2/2019	964,199
6,000,000	1.375%, 5/1/2020[d]	5,764,572
3,000,000	2.375%, 1/13/2022	2,954,619
	Federal National Mortgage Association
110,000	0.625%, 8/26/2016	109,931
500,000	1.375%, 11/15/2016	508,363
5,950,000	0.875%, 5/21/2018	5,809,045
2,000,000	1.875%, 2/19/2019[d]	2,015,550
1,250,000	6.250%, 5/15/2029	1,672,171

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (98.2%)	Value
U.S. Government and Agencies (74.0%) - continued
	Tennessee Valley Authority
$1,225,000	5.250%, 9/15/2039	$1,432,568
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,116,113
850,000	6.500%, 11/15/2026	1,178,711
1,850,000	3.000%, 5/15/2042	1,704,024
	U.S. Treasury Bonds, TIPS
3,005,918	0.125%, 4/15/2019	3,068,387
342,482	2.375%, 1/15/2025	407,795
352,986	2.125%, 2/15/2040	434,255
519,455	0.750%, 2/15/2042	468,321
	U.S. Treasury Notes
200,000	0.625%, 12/15/2016	199,562
500,000	3.250%, 3/31/2017	534,844
3,000,000	0.625%, 5/31/2017	2,972,814
50,000	0.750%, 6/30/2017	49,660
2,000,000	0.750%, 2/28/2018	1,961,562
1,000,000	2.375%, 6/30/2018	1,040,312
2,000,000	1.125%, 4/30/2020	1,901,876
9,000,000	2.000%, 7/31/2020	8,976,798
2,830,000	1.625%, 8/15/2022	2,649,588
3,800,000	1.750%, 5/15/2023	3,544,686
2,500,000	2.500%, 8/15/2023	2,480,470
2,500,000	2.750%, 2/15/2024	2,521,875
2,000,000	3.625%, 2/15/2044	2,061,876
	U.S. Treasury Notes, TIPS
907,540	0.125%, 1/15/2022	897,331
3,808,774	0.125%, 1/15/2023	3,723,971

	Total	76,184,204

Utilities (1.0%)
	John Sevier Combined Cycle Generation, LLC
973,831	4.626%, 1/15/2042	1,023,579

	Total	1,023,579

	Total Long-Term Fixed Income (cost $100,708,206)	101,128,369

Shares	Collateral Held for Securities Loaned (7.7%)	Value
7,952,500	Thrivent Cash Management Trust	7,952,500

	Total Collateral Held for Securities Loaned (cost $7,952,500)	7,952,500

Shares or Principal Amount	Short-Term Investments (7.4%)[e]	Value
	Thrivent Cash Management Trust
7,664,452	0.050%	7,664,452

	Total Short-Term Investments (at amortized cost)	7,664,452

	Total Investments (cost $116,325,158) 113.3%	$116,745,321

	Other Assets and Liabilities, Net (13.3%)	(13,716,382)

	Total Net Assets 100.0%	$103,028,939

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $7,422,474 or 7.2% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,739,822
Gross unrealized depreciation	(1,333,655)

Net unrealized appreciation (depreciation)	$406,167

Cost for federal income tax purposes	$116,339,154

The accompanying Notes to Financial Statements are an integral part of this schedule.

Government Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	1,982,506	–	1,982,506	–
Collateralized Mortgage Obligations	529,591	–	529,591	–
Commercial Mortgage-Backed Securities	1,576,782	–	1,576,782	–
Financials	6,376,816	–	6,376,816	–
Foreign Government	6,627,473	–	6,627,473	–
Mortgage-Backed Securities	6,227,782	–	6,227,782	–
Technology	599,636	–	599,636	–
U.S. Government and Agencies	76,184,204	–	76,184,204	–
Utilities	1,023,579	–	1,023,579	–
Collateral Held for Securities Loaned	7,952,500	7,952,500	–	–
Short-Term Investments	7,664,452	7,664,452	–	–

Total	$116,745,321	$15,616,952	$101,128,369	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$6,897,500	$21,041,125	$19,986,125	7,952,500	$7,952,500	$8,762
Cash Management Trust-Short Term Investment	5,744,452	18,374,963	16,454,963	7,664,452	7,664,452	2,038
Total Value and Income Earned	12,641,952				15,616,952	10,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$555,765	6.250%, 5/16/2018	$539,786
	Fortescue Metals Group, Ltd., Term Loan
873,394	4.250%, 6/30/2019	872,635
	Ineos Group Holdings, Ltd., Term Loan
927,076	3.750%, 5/4/2018	917,953

	Total	2,330,374

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
924,429	3.750%, 10/9/2019	917,108
	Berry Plastics Group, Inc., Term Loan
702,900	3.500%, 2/8/2020	695,618
	Silver II Borrower, Term Loan
544,019	4.000%, 12/13/2019	542,114

	Total	2,154,840

Communications Services (1.8%)
	Cincinnati Bell, Inc., Term Loan
278,600	4.000%, 9/10/2020	276,045
	Clear Channel Communications, Inc., Term Loan
9,234	3.800%, 1/29/2016	9,155
755,234	6.900%, 1/30/2019	748,844
170,532	7.650%, 7/30/2019	170,795
	Fairpoint Communications, Term Loan
223,308	7.500%, 2/14/2019[b,c]	230,128
	Grande Communications Networks, LLC, Term Loan
704,675	4.500%, 5/29/2020	698,953
	Hargray Communications Group, Inc., Term Loan
927,988	4.750%, 6/26/2019	932,627
	Integra Telecom Holdings, Inc., Term Loan
901,396	5.250%, 2/22/2019	903,650
	Intelsat Jackson Holdings SA, Term Loan
826,076	3.750%, 6/30/2019	825,250
	Level 3 Communications, Inc., Term Loan
225,000	4.000%, 8/1/2019	224,861
340,000	4.000%, 1/15/2020	340,530
	LTS Buyer, LLC, Term Loan
555,800	4.000%, 4/13/2020	553,716
	McGraw-Hill Global Education, LLC, Term Loan
640,450	5.750%, 3/22/2019	645,253
	NEP/NCP Holdco, Inc., Term Loan
702,900	4.250%, 1/22/2020	700,264
	NTelos, Inc., Term Loan
555,768	5.750%, 11/9/2019	556,118
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,242,123	5.500%, 7/31/2018	1,240,570
	TNS, Inc., Term Loan
864,487	5.000%, 2/14/2020	863,951
	Univision Communications, Inc., Term Loan
901,413	4.000%, 3/1/2020	897,285
	Virgin Media Investment Holdings, Ltd., Term Loan
910,000	3.500%, 6/7/2020	903,439
	Visant Corporation, Term Loan
395,000	5.250%, 12/22/2016	385,477
	WideOpenWest Finance, LLC, Term Loan
901,396	4.750%, 4/1/2019	901,964
	WMG Acquisition Corporation, Term Loan
706,450	3.750%, 7/1/2020	699,534
	Yankee Cable Acquisition, LLC, Term Loan
884,404	4.500%, 3/1/2020	884,404
	Zayo Group, LLC, Term Loan
899,570	4.000%, 7/2/2019	896,539

	Total	15,489,352

Consumer Cyclical (0.9%)
	Bally Technologies, Inc., Term Loan
288,550	4.250%, 11/25/2020	288,622
	Booz Allen Hamilton, Inc., Term Loan
337,431	5.250%, 7/31/2019	337,255
	Burlington Coat Factory Warehouse Corporation, Term Loan
537,857	4.250%, 2/23/2017	539,874
	Cenveo Corporation, Term Loan
217,520	6.250%, 2/13/2017	217,701
	Ceridian Corporation, Term Loan
1,089,724	4.402%, 5/9/2017	1,088,591
	Chrysler Group, LLC, Term Loan
702,774	3.500%, 5/24/2017	701,396
	J.C. Penney Corporation, Inc., Term Loan
927,988	6.000%, 5/22/2018	920,452
	MGM Resorts International, Term Loan
781,514	3.500%, 12/20/2019	776,146
	ROC Finance, LLC, Term Loan
706,450	5.000%, 6/20/2019	684,670
	Scientific Games International, Inc., Term Loan
932,663	4.250%, 10/18/2020	929,557
	Seminole Hard Rock Entertainment, Inc., Term Loan
352,337	3.500%, 5/14/2020	349,477
	Seminole Indian Tribe of Florida, Term Loan
660,300	3.000%, 4/29/2020	656,173
	Toys R Us, Inc., Term Loan
555,587	5.250%, 5/25/2018	455,976

	Total	7,945,890

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
938,484	4.750%, 3/21/2019	940,126

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Biomet, Inc., Term Loan
$1,116,562	3.660%, 7/25/2017	$1,117,032
	Del Monte Corporation, Term Loan
111,526	3.500%, 3/9/2020	110,597
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	490,406
	Roundy’s Supermarkets, Inc., Term Loan
434,243	5.750%, 3/3/2021	434,786
	Supervalu, Inc., Term Loan
1,394,737	4.500%, 3/21/2019	1,389,283
	Van Wagner Communications, LLC, Term Loan
822,067	6.250%, 8/3/2018	831,061

	Total	5,313,291

Energy (0.1%)
	Offshore Group Investment, Ltd., Term Loan
351,450	5.750%, 3/28/2019	349,693
	Pacific Drilling SA, Term Loan
903,175	4.500%, 6/3/2018	902,046

	Total	1,251,739

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
917,469	7.000%, 5/22/2018	925,038
	WaveDivision Holdings, LLC, Term Loan
701,125	4.000%, 10/12/2019	700,031

	Total	1,625,069

Industrials (0.1%)
	Rexnord, LLC, Term Loan
557,200	4.000%, 8/21/2020	554,514

	Total	554,514

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,122,188	5.000%, 9/10/2020	1,117,508
	First Data Corporation Extended, Term Loan
935,000	4.152%, 3/23/2018	933,252
	Freescale Semiconductor, Inc., Term Loan
901,413	4.250%, 2/28/2020	900,007
	SunGard Data Systems, Inc., Term Loan
305,092	4.000%, 3/8/2020	305,665

	Total	3,256,432

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,042,125	3.750%, 6/27/2019	1,039,197

	Total	1,039,197

Utilities (0.2%)
	Calpine Corporation, Term Loan
700,967	4.000%, 4/1/2018	701,065
159,600	4.000%, 10/31/2020	159,542
	Intergen NV, Term Loan
903,175	5.500%, 6/15/2020	908,820

	Total	1,769,427

	Total Bank Loans (cost $42,859,192)	42,730,125

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Asset-Backed Securities (16.1%)
	Avis Budget Rental Car Funding AESOP, LLC
6,000,000	2.370%, 11/20/2014[b]	6,037,722
	BA Credit Card Trust
3,850,000	0.535%, 6/15/2021[c]	3,855,490
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,256,581
	Chase Issuance Trust
5,200,000	1.150%, 1/15/2019	5,209,116
	Chesapeake Funding, LLC
1,621,233	0.603%, 5/7/2024[b,c]	1,623,723
2,000,000	0.603%, 1/7/2025[b,c]	2,002,406
	Citibank Credit Card Issuance Trust
4,275,000	0.025%, 2/22/2019	4,262,235
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[b]	4,096,372
	Countrywide Home Loans, Inc.
553,923	6.085%, 6/25/2021[d]	548,389
	Credit Based Asset Servicing and Securitization, LLC
736,311	3.814%, 12/25/2036	487,826
	Edlinc Student Loan Funding Trust
2,213,553	3.190%, 10/1/2025[c,e]	2,224,620
	Education Loan Asset-Backed Trust I
2,161,934	0.602%, 6/25/2022[b,c]	2,165,212
	Enterprise Fleet Financing, LLC
1,207,941	0.720%, 4/20/2018[b]	1,208,549
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[e]	1
	Fosse Master Issuer plc
2,209,872	1.628%, 10/18/2054[b,c]	2,214,908
	FRS, LLC
3,190,461	1.800%, 4/15/2043[b]	3,173,861
	GE Dealer Floorplan Master Note Trust
4,000,000	0.592%, 10/20/2017[c]	4,009,664
5,500,000	0.552%, 4/20/2018[c]	5,515,488
	GMAC Mortgage Corporation Loan Trust
502,744	0.332%, 8/25/2035[c,d]	410,232
613,552	5.750%, 10/25/2036[d]	579,223
1,034,164	0.332%, 12/25/2036[c,d]	886,483
	Golden Credit Card Trust
4,800,000	0.402%, 2/15/2018[b,c]	4,801,747
1,500,000	0.582%, 9/15/2018[b,c]	1,505,763
	Great America Leasing Receivables
2,000,000	0.780%, 6/15/2016[b]	2,004,018
	Hyundai Auto Receivables Trust
2,000,000	0.710%, 9/15/2017	2,006,300

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Asset-Backed Securities (16.1%) - continued
	J.P. Morgan Mortgage Trust
$974,032	2.628%, 2/25/2036	$865,115
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[b]	7,013,433
	Montana Higher Education Student Assistance Corporation
183,497	0.752%, 9/20/2022[c]	183,521
	Mortgage Equity Conversion Asset Trust
2,127,472	0.600%, 1/25/2042[c,e]	1,701,977
2,105,431	0.610%, 2/25/2042[c,e]	1,684,345
	Motor plc
4,750,000	0.645%, 8/25/2021[b,c]	4,749,962
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[b]	2,794,708
	Nissan Master Owner Trust Receivables
6,000,000	0.452%, 2/15/2018[c]	6,002,178
	Northstar Education Finance, Inc.
3,284,098	0.852%, 12/26/2031[b,c]	3,284,945
	Penarth Master Issuer plc
4,500,000	0.542%, 11/18/2017[b,c]	4,507,780
	Renaissance Home Equity Loan Trust
1,527,618	5.608%, 5/25/2036	1,067,449
736,817	5.285%, 1/25/2037	398,695
	Santander Drive Auto Receivables Trust
4,000,000	0.700%, 9/15/2017	4,008,996
	SLM Student Loan Trust
2,190,620	0.299%, 4/27/2020[c]	2,188,377
1,280,903	1.252%, 12/15/2021[b,c]	1,286,419
2,484,250	0.299%, 4/25/2022[c]	2,478,375
1,678,348	0.752%, 8/15/2022[b,c]	1,681,598
32,113	0.309%, 4/25/2023[c]	32,073
2,534,381	0.902%, 10/16/2023[b,c]	2,539,452
1,567,607	0.552%, 3/25/2025[c]	1,569,114
4,411,734	0.672%, 3/25/2026[c]	4,423,668
1,800,000	1.202%, 5/17/2027[b,c]	1,809,376
	U.S. Residential Opportunity Fund Trust
2,209,204	3.466%, 3/25/2034[b]	2,216,113
	Vericrest Opportunity Loan Transferee
3,593,623	3.250%, 11/25/2053[b]	3,602,607
2,668,806	3.625%, 11/25/2053[b]	2,683,631
	Wachovia Asset Securitization, Inc.
650,282	0.292%, 7/25/2037[c,d,e]	561,999
	Wachovia Student Loan Trust
398,198	0.339%, 7/27/2020[c]	397,875
	World Financial Network Credit Card Master Trust
1,800,000	0.535%, 12/15/2019[c]	1,800,000
4,000,000	0.910%, 3/16/2020	4,002,840
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,264,602
	World Omni Master Owner Trust
3,600,000	0.505%, 2/15/2018[b,c]	3,604,579

	Total	139,491,731

Basic Materials (0.8%)
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,542,538
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	1,005,668
	Glencore Funding, LLC
1,170,000	1.587%, 1/15/2019[b,c]	1,167,969
	Kinross Gold Corporation
900,000	5.950%, 3/15/2024[b]	911,264
	Mosaic Company
500,000	4.250%, 11/15/2023	517,528
	Xstrata Finance Canada, Ltd.
1,950,000	2.700%, 10/25/2017[b]	1,978,915

	Total	7,123,882

Capital Goods (1.1%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017	2,003,152
	John Deere Capital Corporation
3,000,000	0.330%, 10/8/2014[c]	3,002,043
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,576,541
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,607,989
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,361,630

	Total	9,551,355

Collateralized Mortgage Obligations (3.6%)
	American Home Mortgage Assets Trust
1,303,978	1.046%, 11/25/2046[c]	696,241
	BCAP, LLC Trust
1,507,724	0.332%, 3/25/2037[c]	1,217,093
	Bear Stearns Adjustable Rate Mortgage Trust
624,046	2.430%, 10/25/2035[c]	612,502
	Countrywide Alternative Loan Trust
500,180	5.500%, 11/25/2035	508,641
405,314	5.500%, 2/25/2036	371,637
578,718	6.000%, 1/25/2037	511,890
	Countrywide Home Loans, Inc.
804,438	2.468%, 3/20/2036	656,719
791,719	2.546%, 9/20/2036	575,117
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,441,264	0.896%, 4/25/2047[c]	1,257,970
	GSR Mortgage Loan Trust
1,573,212	0.342%, 8/25/2046[c]	1,522,023
	HarborView Mortgage Loan Trust
1,641,438	2.191%, 6/19/2034	1,651,760
	HomeBanc Mortgage Trust
859,567	2.260%, 4/25/2037	613,139
	Impac CMB Trust
1,683,564	0.672%, 4/25/2035[c]	1,556,043
627,112	0.792%, 8/25/2035[c]	555,456
	J.P. Morgan Alternative Loan Trust
1,248,557	2.378%, 3/25/2036	984,024
	J.P. Morgan Mortgage Trust
524,184	2.568%, 10/25/2036	439,164
	Master Asset Securitization Trust
1,001,704	0.652%, 6/25/2036[c]	625,769

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Collateralized Mortgage Obligations (3.6%) - continued
	NCUA Guaranteed Notes
$3,200,299	0.602%, 10/7/2020[c]	$3,219,913
	Residential Accredit Loans, Inc.
739,885	3.564%, 9/25/2035	615,895
	Sequoia Mortgage Trust
2,208,042	1.070%, 9/20/2034[c]	2,123,647
	Vericrest Opportunity Loan Transferee
1,472,882	3.625%, 3/25/2054[e]	1,482,161
1,470,167	3.625%, 11/25/2053[e]	1,479,430
	Wachovia Mortgage Loan Trust, LLC
635,448	2.787%, 5/20/2036	548,479
	WaMu Mortgage Pass Through Certificates
481,494	0.442%, 10/25/2045[c]	447,187
1,256,182	1.006%, 10/25/2046[c]	1,018,395
1,546,729	0.946%, 12/25/2046[c]	1,285,915
1,467,589	0.866%, 1/25/2047[c]	1,192,623
	Washington Mutual Alternative Mortgage Pass Through Certificates
988,961	1.046%, 9/25/2046[c]	643,778
1,643,027	0.876%, 2/25/2047[c]	1,107,101
	Wells Fargo Mortgage Backed Securities Trust
882,564	2.612%, 3/25/2036	874,559
1,014,917	2.613%, 3/25/2036	1,016,791

	Total	31,411,062

Commercial Mortgage-Backed Securities (6.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
179,406	5.844%, 6/11/2040	179,449
1,643,042	5.331%, 2/11/2044	1,780,213
	Citigroup Commercial Mortgage Trust
750,000	5.893%, 12/10/2049	833,858
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,743,804
	Commercial Mortgage Pass- Through Certificates
229,575	0.282%, 12/15/2020[b,c]	228,614
4,000,000	1.203%, 6/8/2030[b,c]	4,002,724
1,000,000	5.306%, 12/10/2046	1,082,597
	Credit Suisse First Boston Mortgage Securities Corporation
2,938,857	4.691%, 4/15/2037	2,967,663
	Credit Suisse Mortgage Capital Certificates
443,277	0.322%, 10/15/2021[b,c]	441,751
1,621,813	5.467%, 9/15/2039	1,755,126
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
3,957,645	0.727%, 12/25/2016	3,936,147
	Federal National Mortgage Association
3,143,745	0.953%, 11/25/2015	3,164,544
	Government National Mortgage Association
483,825	2.870%, 3/16/2051	488,612
1,398,892	1.864%, 8/16/2031	1,404,395
1,482,041	2.164%, 3/16/2033	1,489,461
640,987	3.214%, 1/16/2040	649,688
	Greenwich Capital Commercial Funding Corporation
4,500,000	5.224%, 4/10/2037	4,696,556
	GS Mortgage Securities Corporation II
3,200,000	1.003%, 11/8/2029[b,c]	3,209,469
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,800,000	0.852%, 4/15/2028[b,c]	3,791,355
3,600,000	1.103%, 12/15/2028[b,c]	3,600,587
3,500,000	5.429%, 12/12/2043	3,784,221
	Morgan Stanley Capital I
2,226,291	3.224%, 7/15/2049	2,322,564
	Morgan Stanley Capital, Inc.
1,499,639	5.777%, 4/12/2049	1,542,130
	NCUA Guaranteed Notes
2,459,726	1.600%, 10/29/2020	2,475,227
	SCG Trust
2,575,000	1.552%, 11/15/2026[b,c]	2,579,393
	Wachovia Bank Commercial Mortgage Trust
1,250,353	5.765%, 7/15/2045	1,335,936

	Total	55,486,084

Communications Services (2.1%)
	America Movil SAB de CV
2,400,000	1.234%, 9/12/2016[c]	2,435,926
	AT&T, Inc.
1,625,000	1.400%, 12/1/2017	1,618,604
1,470,000	1.144%, 11/27/2018[c]	1,498,352
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,520,879
600,000	1.250%, 2/14/2017	600,490
578,000	2.350%, 2/14/2019	579,013
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[b]	1,527,379
850,000	4.174%, 8/15/2017[b]	905,695
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,488,247
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[b]	1,745,433
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[b]	1,125,982
	Verizon Communications, Inc.
1,350,000	1.763%, 9/15/2016[c]	1,389,273
2,080,000	1.003%, 6/17/2019[c]	2,105,043

	Total	18,540,316

Consumer Cyclical (1.5%)
	American Honda Finance Corporation
760,000	0.609%, 5/26/2016[b,c]	763,373
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,325,296
1,300,000	3.984%, 6/15/2016	1,378,624
500,000	3.000%, 6/12/2017	521,511

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Cyclical (1.5%) - continued
	Home Depot, Inc.
$1,600,000	2.250%, 9/10/2018	$1,630,698
	Hyundai Capital America
2,250,000	1.875%, 8/9/2016[b]	2,283,836
1,000,000	1.450%, 2/6/2017[b]	1,001,441
	Viacom, Inc.
1,000,000	2.500%, 9/1/2018	1,019,314
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[b]	3,032,532

	Total	12,956,625

Consumer Non-Cyclical (3.1%)
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,200,492
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	475,883
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[b]	1,150,843
	Celgene Corporation
1,500,000	1.900%, 8/15/2017	1,521,349
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,411,507
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	484,709
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,114,430
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,074,880
	Gilead Sciences, Inc.
1,500,000	2.050%, 4/1/2019	1,492,284
	Heineken NV
2,000,000	1.400%, 10/1/2017[b]	1,993,144
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,522,926
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,517,518
	Kroger Company
1,460,000	0.756%, 10/17/2016[c]	1,463,574
	McKesson Corporation
1,100,000	1.292%, 3/10/2017	1,101,176
	Mondelez International, Inc.
1,484,000	0.757%, 2/1/2019[c]	1,481,930
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[b]	2,063,726
	Thermo Fisher Scientific, Inc.
1,400,000	1.300%, 2/1/2017	1,401,732
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,009,068

	Total	26,481,171

Energy (1.9%)
	Cameron International Corporation
2,000,000	1.166%, 6/2/2014[c]	2,000,000
	Canadian Natural Resources, Ltd.
1,475,000	0.609%, 3/30/2016[c]	1,476,836
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,006,711
	CNOOC Nexen Finance 2014 ULC
1,750,000	1.625%, 4/30/2017	1,748,042
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,358,585
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[b]	1,031,000
	Petrobras Global Finance BV
1,780,000	3.113%, 3/17/2020[c]	1,800,025
	Petroleos Mexicanos
1,500,000	2.248%, 7/18/2018[c]	1,560,000
750,000	3.500%, 7/18/2018	777,187
125,000	3.125%, 1/23/2019[b,f]	127,969
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,138,675

	Total	16,025,030

Financials (23.3%)
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[b]	449,468
	American Express Credit Corporation
2,080,000	0.785%, 3/18/2019[c]	2,092,965
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,590,478
	American Tower Trust I
1,000,000	1.551%, 3/15/2018[b]	979,965
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[b]	3,621,590
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[b]	1,136,083
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[b,f]	993,580
	Bank of America Corporation
1,125,000	1.500%, 10/9/2015	1,135,702
1,000,000	5.625%, 10/14/2016	1,102,884
1,000,000	1.304%, 3/22/2018[c]	1,011,476
1,775,000	1.103%, 4/1/2019[c]	1,778,403
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[b]	3,367,682
1,500,000	0.829%, 4/9/2018[c]	1,508,858
	Bank of New York Mellon Corporation
1,600,000	1.086%, 11/24/2014[c]	1,607,469
500,000	4.500%, 12/31/2049[g]	458,375
	Bank of Nova Scotia
2,000,000	2.150%, 8/3/2016[b]	2,062,860
	Barclays Bank plc
3,000,000	2.500%, 9/21/2015[b]	3,082,287
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[b]	2,002,500
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,734,979
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,060,266
	BNZ International Funding, Ltd.
2,500,000	2.350%, 3/4/2019[b]	2,487,000
	Caisse Centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[b]	2,073,800
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[b]	3,508,085
1,500,000	2.600%, 7/2/2015[b]	1,538,445

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (23.3%) - continued
	Capital One Financial Corporation
$2,000,000	1.377%, 7/15/2014[c]	$2,004,176
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[b]	4,059,136
	Citigroup, Inc.
1,775,000	0.775%, 3/10/2017[c]	1,774,027
1,475,000	1.000%, 4/8/2019[c]	1,474,304
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,247,642
	CoBank ACB
1,560,000	0.833%, 6/15/2022[c,e]	1,431,300
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[b,f]	3,507,665
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[b]	2,048,088
655,000	4.625%, 12/1/2023	682,628
	Credit Agricole SA
1,350,000	1.027%, 4/15/2019[b,c]	1,351,338
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[b]	1,010,380
1,000,000	2.600%, 5/27/2016[b]	1,037,592
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,674,435
810,000	7.500%, 12/11/2049[b,g]	879,863
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[b]	3,472,000
	General Electric Capital Corporation
3,500,000	1.233%, 3/15/2023[c]	3,494,201
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,781,699
1,525,000	1.336%, 11/15/2018[c]	1,540,479
1,550,000	5.700%, 12/29/2049[g]	1,582,938
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[b]	1,585,959
	ING Bank NV
3,500,000	2.500%, 1/14/2016[b]	3,602,165
500,000	2.625%, 12/5/2022[b]	479,050
	ING Capital Funding Trust III
715,000	3.834%, 12/29/2049[c,g]	713,212
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	768,250
	J.P. Morgan Chase & Company
3,100,000	1.129%, 1/25/2018[c]	3,140,284
1,075,000	7.900%, 4/29/2049[g]	1,214,750
375,000	6.000%, 12/29/2049[g]	373,125
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,101,128
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	691,407
	Landwirtschaftliche Rentenbank
3,500,000	0.433%, 3/15/2016[b,c]	3,510,052
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	345,708
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[b]	1,911,367
	Manufacturers and Traders Trust Company
1,475,000	0.600%, 1/30/2017[c]	1,476,870
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[b]	2,556,890
	MasterCard, Inc.
1,400,000	2.000%, 4/1/2019	1,398,646
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[b]	2,392,886
	Mizuho Bank, Ltd.
1,350,000	0.659%, 4/16/2017[b,c,f]	1,350,801
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[b]	688,858
	Morgan Stanley
825,000	4.100%, 5/22/2023	819,581
1,425,000	5.000%, 11/24/2025	1,478,487
1,000,000	5.450%, 12/29/2049[g]	1,008,750
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,214,244
	National Australia Bank, Ltd.
2,750,000	2.000%, 6/20/2017[b]	2,807,365
	National Bank of Canada
1,750,000	2.200%, 10/19/2016[b]	1,806,002
	NCUA Guaranteed Notes
2,177,682	0.502%, 12/7/2020[c]	2,182,083
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[b]	3,908,944
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[b]	4,093,356
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[b]	3,014,460
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[b]	2,103,480
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,735,003
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[b]	2,252,911
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,100,914
	Prudential Covered Trust
2,200,000	2.997%, 9/30/2015[b]	2,261,090
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	990,698
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[b]	1,399,952
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	2,981,910
	Royal Bank of Scotland Group plc
1,765,000	1.174%, 3/31/2017[c]	1,768,537
700,000	6.125%, 12/15/2022	745,055
	Santander UK plc
500,000	5.000%, 11/7/2023[b]	527,963
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[b]	1,686,927
2,500,000	1.375%, 5/29/2018[b]	2,463,525
	SLM Corporation
500,000	4.625%, 9/25/2017	525,000
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[b]	2,448,375
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	1,955,160

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (23.3%) - continued
	Standard Chartered plc
$1,000,000	3.950%, 1/11/2023[b]	$969,807
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[b]	1,477,723
	Suncorp-Metway, Ltd.
2,065,000	0.933%, 3/28/2017[b,c]	2,065,014
	Svensk Exportkredit AB
2,500,000	0.526%, 1/23/2017[c]	2,514,603
1,500,000	1.125%, 4/5/2018	1,474,950
	Svenska Handelsbanken AB
2,250,000	0.684%, 3/21/2016[c]	2,260,672
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,737,242
	Toronto-Dominion Bank
2,500,000	2.200%, 7/29/2015[b]	2,555,625
2,500,000	0.695%, 9/9/2016[c]	2,512,903
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,083,262
	UBS AG/London
3,500,000	1.875%, 1/23/2015[b]	3,537,415
	Union Bank NA
1,550,000	1.500%, 9/26/2016	1,576,617
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,800,387
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053	499,950
1,500,000	2.900%, 2/15/2018	1,547,718
	Wachovia Corporation
1,000,000	0.503%, 6/15/2017[c]	996,673
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[b]	1,755,864
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,606,525
925,000	3.450%, 2/13/2023	904,536
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,475,825

	Total	201,373,582

Foreign Government (5.7%)
	Asian Development Bank
1,000,000	0.500%, 6/20/2016	999,150
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[b,f]	231,975
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,506,435
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,497,000
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,094,120
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,441,305
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,056,960
	Inter-American Development Bank
2,750,000	0.191%, 2/11/2016[c]	2,747,808
	International Finance Corporation
3,000,000	0.500%, 5/16/2016	2,992,851
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,005,700
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[b]	4,099,160
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[b]	2,477,725
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	839,062
275,000	3.500%, 1/21/2021	279,813
	Philippines Government International Bond
275,000	4.200%, 1/21/2024	284,969
	Poland Government International Bond
125,000	4.000%, 1/22/2024	126,063
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,610,775
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,026,310
	Province of Ontario
2,500,000	0.287%, 8/13/2015[c]	2,500,962
2,000,000	1.000%, 7/22/2016	2,014,200
	Slovenia Government International Bond
700,000	4.125%, 2/18/2019[b]	721,000
	Sweden Government International Bond
3,150,000	0.375%, 3/29/2016[b]	3,146,692

	Total	49,700,035

Industrials Other (0.2%)
	Yale University
1,250,000	2.086%, 4/15/2019	1,260,876

	Total	1,260,876

Mortgage-Backed Securities (6.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
8,670,000	3.000%, 5/1/2029[h]	8,931,116
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
486,741	6.500%, 9/1/2037	544,121
7,170,000	4.000%, 5/1/2044[h]	7,501,893
	Federal National Mortgage Association
2,350,000	1.272%, 1/25/2017	2,371,326
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,442,502	2.250%, 6/25/2025	3,514,660
14,900,000	3.500%, 5/1/2029[h]	15,691,563
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
833,149	6.000%, 8/1/2024	938,521
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
715,348	5.807%, 9/1/2037[c]	768,835
351,554	5.570%, 10/1/2037[c]	377,139

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Mortgage-Backed Securities (6.8%) - continued
$4,112,702	2.078%, 1/1/2043[c]	$4,221,972
7,222,194	2.059%, 3/1/2043[c]	7,405,645
6,395,729	1.752%, 7/1/2043[c]	6,443,583

	Total	58,710,374

Technology (1.8%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,046,124
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,135,260
	Apple, Inc.
2,650,000	0.523%, 5/6/2019[c,h]	2,652,618
600,000	2.100%, 5/6/2019[h]	601,936
	Cisco Systems, Inc.
1,750,000	0.733%, 3/1/2019[c]	1,757,479
	Hewlett-Packard Company
1,484,000	1.167%, 1/14/2019[c]	1,487,428
	Micron Semiconductor Asia Pte, Ltd.
1,125,000	1.258%, 1/15/2019	1,124,318
	Oracle Corporation
325,000	1.200%, 10/15/2017	323,652
2,250,000	2.375%, 1/15/2019	2,287,532
	Xerox Corporation
2,000,000	1.056%, 5/16/2014[c]	2,000,000
	Xilinx, Inc.
1,410,000	2.125%, 3/15/2019	1,399,937

	Total	15,816,284

Transportation (1.6%)
	American Airlines Pass Through Trust
1,218,054	5.600%, 7/15/2020[b]	1,269,822
1,455,601	4.950%, 1/15/2023[b]	1,563,024
	British Airways plc
1,499,821	4.625%, 6/20/2024[b]	1,567,313
	Continental Airlines, Inc.
1,901,563	4.150%, 4/11/2024	1,944,348
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,575,734
400,000	3.700%, 11/1/2023	405,088
	Delta Air Lines, Inc.
697,447	4.750%, 5/7/2020	758,038
	Kansas City Southern de Mexico SA de CV
1,555,000	0.928%, 10/28/2016[c]	1,559,621
	TTX Company
650,000	4.125%, 10/1/2023[b]	664,091
	US Airways Pass Through Trust
1,000,000	3.950%, 11/15/2025	1,007,500
	Virgin Australia Holdings, Ltd.
1,424,085	5.000%, 10/23/2023[b]	1,505,080

	Total	13,819,659

U.S. Government and Agencies (15.2%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,560,507
2,500,000	2.000%, 7/27/2016	2,584,827
	Federal Home Loan Bank
1,600,000	0.875%, 5/24/2017	1,597,626
	Federal Home Loan Mortgage Corporation
10,000,000	0.875%, 2/22/2017	10,006,040
750,000	1.250%, 8/1/2019	728,366
3,050,000	1.250%, 10/2/2019	2,940,807
	Federal National Mortgage Association
5,000,000	1.875%, 2/19/2019[f]	5,038,875
	U.S. Treasury Bonds
690,000	3.000%, 5/15/2042	635,555
	U.S. Treasury Bonds, TIPS
8,516,776	0.125%, 4/15/2019	8,693,763
	U.S. Treasury Notes
8,250,000	0.250%, 12/31/2015	8,246,131
115,000	1.000%, 10/31/2016	115,988
16,575,000	0.625%, 12/15/2016	16,538,734
13,440,000	0.625%, 5/31/2017	13,318,207
29,900,000	0.875%, 1/31/2018	29,507,563
6,400,000	2.375%, 6/30/2018	6,657,997
7,100,000	3.625%, 2/15/2044	7,319,660
	U.S. Treasury Notes, TIPS
1,269,424	0.125%, 4/15/2018	1,303,838
2,414,563	1.125%, 1/15/2021	2,581,320
6,741,728	0.125%, 1/15/2022	6,665,890
5,085,145	0.125%, 1/15/2023	4,971,924

	Total	132,013,618

Utilities (1.2%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	499,412
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016[b]	916,456
	Electricite de France
1,000,000	5.250%, 12/29/2049[b,g]	1,020,500
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	167,809
	MidAmerican Energy Holdings Company
844,000	1.100%, 5/15/2017[b]	836,431
1,006,000	5.750%, 4/1/2018	1,149,040
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	805,375
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,223,265
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,504,692
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,796,520

	Total	9,919,500

	Total Long-Term Fixed Income (cost $797,366,953)	799,681,184

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%)
	Allstate Corporation,
14,000	5.100%	351,680

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Preferred Stock (0.7%)	Value
Financials (0.5%) - continued
	Citigroup, Inc.,
54,000	7.875%	$1,472,040
	Discover Financial Services,
26,000	6.500%[g]	655,200
	Farm Credit Bank of Texas,
7,350	6.750%[b,g]	756,821
	Goldman Sachs Group, Inc.,
17,000	5.500%[g]	401,710
	HSBC Holdings plc,
39,000	8.000%[g]	1,053,000

	Total	4,690,451

Utilities (0.2%)
	Southern California Edison Company,
16,250	4.920%[g]	1,651,406

	Total	1,651,406

	Total Preferred Stock (cost $6,237,173)	6,341,857

Shares	Collateral Held for Securities Loaned (1.1%)	Value
9,663,962	Thrivent Cash Management Trust	9,663,962

	Total Collateral Held for Securities Loaned (cost $9,663,962)	9,663,962

Shares or Principal Amount	Short-Term Investments (5.7%)[i]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.120%, 5/28/2014[j]	599,946
400,000	0.055%, 7/23/2014[j]	399,949
	Thrivent Cash Management Trust
47,284,420	0.050%	47,284,420
	U.S. Treasury Bill
900,000	0.020%, 7/10/2014[k]	899,965

	Total Short-Term Investments (at amortized cost)	49,184,280

	Total Investments (cost $905,311,560) 104.8%	$907,601,408

	Other Assets and Liabilities, Net (4.8%)	(41,158,985)

	Total Net Assets 100.0%	$866,442,423

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $250,638,489 or 28.9% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.
d	All or a portion of the security is insured or guaranteed.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of April 30, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$1,451,184
Edlinc Student Loan Funding Trust, 10/1/2025	11/30/2012	2,232,421
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	2,105,431
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	2,127,472
Vericrest Opportunity Loan Transferee, 3/25/2054	12/18/2013	1,466,505
Vericrest Opportunity Loan Transferee, 11/25/2053	12/11/2013	1,464,342
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	650,282

f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At April 30, 2014, $999,895 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At April 30, 2014, $699,973 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS	- Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,764,559
Gross unrealized depreciation	(8,483,719)

Net unrealized appreciation (depreciation)	$2,280,840

Cost for federal income tax purposes	$905,320,568

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,330,374	–	2,330,374	–
Capital Goods	2,154,840	–	2,154,840	–
Communications Services	15,489,352	–	15,489,352	–
Consumer Cyclical	7,945,890	–	7,945,890	–
Consumer Non-Cyclical	5,313,291	–	5,313,291	–
Energy	1,251,739	–	1,251,739	–
Financials	1,625,069	–	1,625,069	–
Industrials	554,514	–	554,514	–
Technology	3,256,432	–	3,256,432	–
Transportation	1,039,197	–	1,039,197	–
Utilities	1,769,427	–	1,769,427	–

Long-Term Fixed Income
Asset-Backed Securities	139,491,731	–	131,086,081	8,405,650
Basic Materials	7,123,882	–	7,123,882	–
Capital Goods	9,551,355	–	9,551,355	–
Collateralized Mortgage Obligations	31,411,062	–	31,411,062	–
Commercial Mortgage-Backed Securities	55,486,084	–	55,486,084	–
Communications Services	18,540,316	–	18,540,316	–
Consumer Cyclical	12,956,625	–	12,956,625	–
Consumer Non-Cyclical	26,481,171	–	26,481,171	–
Energy	16,025,030	–	16,025,030	–
Financials	201,373,582	–	199,942,282	1,431,300
Foreign Government	49,700,035	–	49,700,035	–
Industrials Other	1,260,876	–	1,260,876	–
Mortgage-Backed Securities	58,710,374	–	58,710,374	–
Technology	15,816,284	–	15,816,284	–
Transportation	13,819,659	–	13,819,659	–
U.S. Government and Agencies	132,013,618	–	132,013,618	–
Utilities	9,919,500	–	9,919,500	–

Preferred Stock
Financials	4,690,451	3,933,630	756,821	–
Utilities	1,651,406	–	1,651,406	–
Collateral Held for Securities Loaned	9,663,962	9,663,962	–	–
Short-Term Investments	49,184,280	47,284,420	1,899,860	–

Total	$907,601,408	$60,882,012	$836,882,446	$9,836,950

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	182,452	182,452	–	–

Total Asset Derivatives	$182,452	$182,452	$–	$–

Liability Derivatives
Credit Default Swaps	35,703	–	35,703	–

Total Liability Derivatives	$35,703	$–	$35,703	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(590)	June 2014	($70,627,655)	($70,477,347)	$150,308
10-Yr. U.S. Treasury Bond Futures	(260)	June 2014	(32,354,988)	(32,349,689)	5,299
30-Yr. U.S. Treasury Bond Futures	10	June 2014	1,322,531	1,349,376	26,845
Total Futures Contracts					$182,452

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year at 5.00%; J.P. Morgan Chase & Company	Buy	6/20/2019	$18,000,000	($35,703)	($35,703)
Total Credit Default Swaps				($35,703)	($35,703)

1

As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2014, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value

Asset Derivatives

Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$182,452
Total Interest Rate Contracts		182,452

Total Asset Derivatives		$182,452

Liability Derivatives

Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	35,703
Total Credit Contracts		35,703

Total Liability Derivatives		$35,703

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2014, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income

Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,922,975)

Total Interest Rate Contracts		(1,922,975)

Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	42,840
Options Purchased	Net realized gains/(losses) on Investments	(128,098)

Total Equity Contracts		(85,258)

Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(556,608)

Total Credit Contracts		(556,608)

Total		($2,564,841)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of April 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2014, for Limited Maturity Bond Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income

Interest Rate Contracts
Options Purchased	Change in net unrealized appreciation/(depreciation) on Investments	(4,417)
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	2,281,126
Total Interest Rate Contracts		2,276,709

Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(75,648)
Total Credit Contracts		(75,648)

Total		$2,201,061

The following table presents Limited Maturity Bond Fund’s average volume of derivative activity during the period ended April 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	N/A	N/A	N/A	N/A	332
Interest Rate Contracts	107,716,398	12.4	N/A	N/A	N/A
Credit Contracts	N/A	N/A	1,331,198	0.2%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at April 30, 2014	Value April 30, 2014	Income Earned November 1, 2013 - April 30, 2014
Cash Management Trust-Collateral Investment	$8,269,685	$78,893,917	$77,499,640	9,663,962	$9,663,962	$13,361
Cash Management Trust-Short Term Investment	42,812,455	134,726,876	130,254,910	47,284,420	47,284,420	13,101
Total Value and Income Earned	51,082,140				56,948,382	26,462

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (19.8%)[a]	Value
	Chariot Funding, LLC
$4,640,000	0.120%, 5/12/2014[b]	$4,639,830
2,355,000	0.230%, 6/16/2014[b,c]	2,354,308
	Dealers Capital Access Trust, LLC
7,750,000	0.170%, 5/1/2014[b]	7,750,000
4,000,000	0.170%, 5/2/2014[b]	3,999,981
4,580,000	0.200%, 5/22/2014[b]	4,579,466
	Fairway Finance, LLC
3,500,000	0.140%, 6/12/2014[b]	3,499,428
	Golden Funding Corporation
5,600,000	0.090%, 5/7/2014[b]	5,599,916
4,530,000	0.200%, 7/25/2014[b]	4,527,861
	Kells Funding, LLC
4,600,000	0.230%, 10/8/2014[b,c,d]	4,600,000
4,730,000	0.233%, 11/17/2014[b,c,d]	4,729,987
	Liberty Street Funding, LLC
2,030,000	0.060%, 5/1/2014[b]	2,030,000
4,580,000	0.180%, 5/12/2014[b]	4,579,748
	Nieuw Amsterdam Receivables
4,685,000	0.140%, 5/13/2014[b]	4,684,781
4,520,000	0.140%, 6/5/2014[b]	4,519,385
	Old Line Funding, LLC
4,685,000	0.180%, 6/16/2014[b]	4,683,922
4,680,000	0.230%, 9/18/2014[b]	4,675,814
	Sydney Capital Corporation
4,685,000	0.200%, 6/12/2014[b]	4,683,907
4,580,000	0.200%, 7/24/2014[b]	4,577,863
	Thunder Bay Funding, LLC
4,710,000	0.230%, 6/17/2014[b,c]	4,708,586
4,695,000	0.180%, 6/19/2014[b]	4,693,850

	Total	90,118,633

Principal Amount	Certificate of Deposit (9.4%)[a]	Value
	Bank of Montreal Chicago
4,630,000	0.409%, 7/24/2014[d]	4,631,687
4,680,000	0.232%, 4/9/2015[d]	4,680,000
	Bank of Nova Scotia/Houston
4,815,000	0.280%, 10/24/2014[d]	4,815,000
	JP Morgan Chase Company
2,370,000	0.370%, 7/30/2014	2,370,119
	Rabobank Nederland
3,860,000	0.267%, 7/10/2014[d]	3,860,000
4,620,000	0.286%, 12/1/2014[d]	4,620,000
	Skandinaviska Enskilda Banken AB
4,620,000	0.283%, 9/16/2014[d]	4,620,000
	Svenska Handelsbanken NY
3,880,000	0.180%, 5/23/2014	3,880,095
	Toronto Dominion Bank of New York
4,675,000	0.300%, 9/19/2014	4,676,824
4,750,000	0.212%, 11/18/2014[d]	4,750,000

	Total	42,903,725

Principal Amount	Financial Company Commercial Paper (17.8%)[a]	Value
	AllianceBernstein, LP
10,325,000	0.140%, 5/1/2014	10,325,000
4,605,000	0.230%, 7/14/2014	4,602,823
	BNP Paribas Finance, Inc.
22,500,000	0.090%, 5/1/2014	22,500,000
	General Electric Capital Corporation
4,640,000	0.160%, 9/2/2014[b]	4,637,443
	KfW
4,620,000	0.100%, 5/30/2014	4,619,628
	Nordea Bank AB
3,000,000	0.110%, 5/20/2014	2,999,826
4,540,000	0.185%, 8/29/2014	4,537,200
	Svenska Handelsbanken, Inc.
4,670,000	0.150%, 6/26/2014	4,668,910
	US Bank NA
22,500,000	0.100%, 5/1/2014	22,500,000

	Total	81,390,830

Principal Amount	Government Agency Debt (20.8%)[a]	Value
	Federal Agricultural Mortgage Corporation
4,800,000	0.360%, 7/1/2015[d]	4,809,071
	Federal Home Loan Bank
5,120,000	0.240%, 6/4/2014[d]	5,120,338
4,710,000	0.129%, 2/23/2015[d]	4,710,000
	Federal Home Loan Mortgage Corporation
2,280,000	0.141%, 7/17/2015[d]	2,280,850
	Federal National Mortgage Association
3,460,000	0.103%, 7/5/2014	3,459,359
	Overseas Private Investment Corporation
9,030,000	0.400%, 5/2/2014	9,066,021
7,730,000	0.400%, 5/2/2014	7,760,835
3,596,496	0.110%, 5/7/2014[d]	3,596,496
41,376	0.110%, 5/7/2014[d]	41,376
7,700,000	0.120%, 5/7/2014[d]	7,700,000
4,510,000	0.120%, 5/7/2014[d]	4,510,000
4,855,000	0.120%, 5/7/2014[d]	4,855,000
5,275,000	0.120%, 5/7/2014[d]	5,275,000
1,120,688	0.120%, 5/7/2014[d]	1,120,688
3,432,000	0.176%, 9/7/2014	3,443,666
9,500,000	0.300%, 12/9/2014	9,511,155
4,740,000	0.300%, 12/10/2014	4,745,531
5,450,000	0.420%, 4/15/2015	5,451,001
6,800,000	0.390%, 5/2/2015	6,800,000

	Total	94,256,387

Shares	Investment Company (7.8%)	Value
	BlackRock Cash Funds
22,978,000	0.080%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
315,000	0.060%	315,000
	DWS Money Market Series
12,182,024	0.060%	12,182,024

	Total	35,475,024

Principal Amount	Other Commercial Paper (14.8%)[a]	Value
	Caisse des Depots et Consignations
4,690,000	0.170%, 6/6/2014	4,689,203
	Cargill Global Funding plc
3,870,000	0.080%, 5/12/2014	3,869,905
	Coca-Cola Company
4,725,000	0.110%, 5/21/2014	4,724,711
4,670,000	0.180%, 9/17/2014	4,666,754

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Other Commercial Paper (14.8%)[a]	Value
	Emerson Electric Co
$4,640,000	0.110%, 7/15/2014	$4,638,937
	John Deere Cash Management SA
4,640,000	0.090%, 5/2/2014	4,639,988
	McDonald’s Corporation
4,600,000	0.100%, 6/25/2014	4,599,297
	Praxair, Inc.
5,863,000	0.080%, 5/5/2014	5,862,948
	Proctor & Gamble Company
4,690,000	0.100%, 6/18/2014	4,689,375
	Reckitt Benckiser Treasury Services plc
2,600,000	0.120%, 5/22/2014	2,599,818
4,300,000	0.090%, 5/28/2014	4,299,710
4,750,000	0.350%, 9/12/2014[c]	4,743,812
	Roche Holdings, Inc.
4,610,000	0.080%, 5/14/2014	4,609,867
	Schlumberger Investment SA
4,670,000	0.130%, 6/25/2014	4,669,073
	Total Capital SA
4,620,000	0.100%, 6/19/2014	4,619,371

	Total	67,922,769

Principal Amount	Other Note (10.0%)[a]	Value
	Bank of New York Mellon Corporation
1,350,000	4.300%, 5/15/2014	1,352,125
6,311,000	0.498%, 7/28/2014[d]	6,315,249
3,850,000	1.086%, 11/24/2014[d]	3,868,120
	General Electric Capital Corporation
3,870,000	4.750%, 9/15/2014[b]	3,935,210
	John Deere Capital Corporation
3,850,000	0.330%, 10/8/2014[d]	3,851,466
	Nederlandse Waterschapsbank NV
4,720,000	0.278%, 10/27/2014[c,d]	4,720,735
	Royal Bank of Canada
4,800,000	0.328%, 7/3/2014[d]	4,800,000
2,300,000	0.280%, 5/7/2015[c,d]	2,300,000
	Target Corporation
2,400,000	0.398%, 7/18/2014[d]	2,401,185
2,300,000	1.125%, 7/18/2014	2,304,848
	Wells Fargo Bank NA
4,600,000	0.283%, 5/15/2015[d]	4,600,000
	Westpac Banking Corporation
4,620,000	0.212%, 9/19/2014[c,d]	4,619,841

	Total	45,068,779

Principal Amount	Variable Rate Demand Note (1.9%)[a]	Value
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
8,730,000	0.130%, 5/7/2014[d]	8,730,000

	Total	8,730,000

	Total Investments (at amortized cost) 102.3%	$465,866,147

	Other Assets and Liabilities, Net (2.3)%	(10,385,710)

	Total Net Assets 100.0%	$455,480,437

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2014, the value of these investments was $32,777,269 or 7.2% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.

Cost for federal income tax purposes	$465,866,147

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	90,118,633	–	90,118,633	–
Certificate of Deposit	42,903,725	–	42,903,725	–
Financial Company Commercial Paper	81,390,830	–	81,390,830	–
Government Agency Debt	94,256,387	–	94,256,387	–
Investment Company	35,475,024	35,475,024	–	–
Other Commercial Paper	67,922,769	–	67,922,769	–
Other Note	45,068,779	–	45,068,779	–
Variable Rate Demand Note	8,730,000	–	8,730,000	–

Total	$465,866,147	$35,475,024	$430,391,123	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Assets and Liabilities

As of April 30, 2014 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund
Assets
Investments at cost	$622,393,975	$1,544,806,475		$1,530,449,130		$747,942,715
Investments in securities at value	279,294,594	730,633,894		752,330,265		471,415,758
Investments in affiliates at value	490,545,865	1,103,471,847		1,017,562,584		354,432,839
Investments at Value	769,840,459	1,834,105,741		1,769,892,849		825,848,597

Cash	5,744,384	4,881,366	(a)	4,041,989	(b)	4,083,448
Dividends and interest receivable	242,530	1,423,832		1,921,298		1,218,124
Prepaid expenses	20,789	36,041		37,271		24,094
Receivable for investments sold	964,979	1,690,306		1,404,338		730,616
Receivable for fund shares sold	191,282	424,901		592,976		790,341
Receivable for variation margin	493,525	687,607		601,735		255,887
Total Assets	777,497,948	1,843,249,794		1,778,492,456		832,951,107

Liabilities
Distributions payable	–	–		–		–
Accrued expenses	104,549	185,962		164,367		91,325
Other liabilities	–	–		–		–
Payable for investments purchased	17,615,886	51,186,470		61,892,675		79,943,006
Payable upon return of collateral for securities loaned	–	1,059,207		1,313,134		1,374,348
Payable for fund shares redeemed	155,818	653,963		411,753		92,980
Payable for variation margin	978,624	1,312,726		915,672		334,844
Payable to affiliate	424,721	990,557		924,780		432,756
Mortgage dollar roll deferred revenue	15,363	45,994		56,253		67,355
Total Liabilities	19,294,961	55,434,879		65,678,634		82,336,614

Net Assets
Capital stock (beneficial interest)	585,503,082	1,463,730,101		1,456,708,678		668,620,373
Accumulated undistributed net investment income/(loss)	(3,585,672)	(3,424,634)		(2,729,684)		(395,955)
Accumulated undistributed net realized gain/(loss)	18,358,954	24,908,228		10,412,063		1,648,594
Net unrealized appreciation/(depreciation) on:
Investments	41,152,297	68,394,359		55,107,032		22,707,318
Affiliated investments	106,294,187	220,904,907		184,336,687		55,198,564
Futures contracts	10,476,804	13,295,432		8,974,024		2,833,689
Foreign currency transactions	3,335	6,522		5,022		1,910
Total Net Assets	$758,202,987	$1,787,814,915		$1,712,813,822		$750,614,493

Class A Share Capital	$657,196,931	$1,673,787,876		$1,630,124,099		$719,198,738
Shares of beneficial interest outstanding (Class A)	46,277,920	122,004,027		125,988,434		59,969,588
Net asset value per share	$14.20	$13.72		$12.94		$11.99
Maximum public offering price	$15.03	$14.52		$13.69		$12.69
Institutional Class Share Capital	$101,006,056	$114,027,039		$82,689,723		$31,415,755
Shares of beneficial interest outstanding (Institutional Class)	7,062,800	8,256,510		6,375,357		2,612,271
Net asset value per share	$14.30	$13.81		$12.97		$12.03

(a)	Includes foreign currency holdings of $9,718 (cost $9,672).
(b)	Includes foreign currency holdings of $7,362 (cost $7,326).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Balanced Income Plus Fund	Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund

$232,809,953	$352,305,459	$14,354,765	$150,107,869	$176,764,369	$318,584,926	$329,914,626	$142,049,607
231,671,652	318,862,464	14,240,011	152,038,597	276,286,766	325,308,033	403,457,712	163,628,807
23,349,918	35,125,555	220,359	19,729,977	16,461,863	46,716,130	33,515,760	1,994,597
255,021,570	353,988,019	14,460,370	171,768,574	292,748,629	372,024,163	436,973,472	165,623,404

2,432	9,238	3,673 (c)	–	1,536,125	–	–	–
728,320	1,771,044	47,155	14,832	126,428	65,044	99,021	36,309
13,311	16,956	11,174	9,641	15,646	13,516	23,683	9,438
777,935	203,670	25,552	3,914,116	6,913	1,793,225	321,673	2,839,650
75,713	363,410	29,318	24,974	289,491	27,551	205,998	31,617
30,550	33,250	–	–	–	56,210	–	–
256,649,831	356,385,587	14,577,242	175,732,137	294,723,232	373,979,709	437,623,847	168,540,418

–	71,142	–	–	–	–	–	–
108,396	137,829	26,079	43,762	68,977	133,204	118,583	44,766
–	–	–	705,827	–	–	–	–
14,197,577	37,222,596	69,126	4,912,270	56,580	4,983,845	848,787	2,410,572
–	–	–	13,431,052	10,135,186	27,780,675	15,310,502	–
23,097	174,229	3,094	17,212	203,798	85,743	160,377	53,715
22,852	65,204	–	–	–	–	–	–
172,149	178,970	5,859	129,781	212,029	294,202	237,767	116,067
9,750	27,975	–	–	–	–	–	–
14,533,821	37,877,945	104,158	19,239,904	10,676,570	33,277,669	16,676,016	2,625,120

213,703,806	323,695,577	14,601,821	119,299,331	154,551,752	263,776,801	284,449,149	127,348,171
193,602	49,319	8,969	(714,898)	(1,062,582)	(1,059,172)	(201,473)	500,480
5,806,550	(7,130,170)	(243,301)	16,247,095	14,573,232	24,914,566	29,641,309	14,492,850

22,211,617	1,682,560	105,605	21,660,705	115,984,260	53,439,237	107,058,846	23,573,797
–	–	–	–	–	–	–	–
199,742	210,356	–	–	–	(369,392)	–	–
693	–	(10)	–	–	–	–	–
$242,116,010	$318,507,642	$14,473,084	$156,492,233	$284,046,662	$340,702,040	$420,947,831	$165,915,298

$185,431,085	$231,610,308	$13,639,065	$15,778,149	$98,955,354	$255,940,179	$264,000,488	$24,737,680
14,094,302	22,251,309	1,379,160	1,121,756	4,731,829	13,393,946	13,659,197	1,716,220
$13.16	$10.41	$9.89	$14.07	$20.91	$19.11	$19.33	$14.41
$13.93	$10.90	$10.47	$14.89	$22.13	$20.22	$20.46	$15.25
$56,684,925	$86,897,334	$834,019	$140,714,084	$185,091,308	$84,761,861	$156,947,343	$141,177,618
4,315,901	8,348,188	84,272	9,630,746	8,411,177	3,903,422	6,961,232	9,752,732
$13.13	$10.41	$9.90	$14.61	$22.01	$21.71	$22.55	$14.48

(c)	Includes foreign currency holdings of $2,684 (cost $2,684).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

As of April 30, 2014 (unaudited)	Mid Cap Stock Fund	Partner Worldwide Allocation Fund		Large Cap Growth Fund	Large Cap Value Fund
Assets
Investments at cost	$807,746,489	$777,173,991		$373,559,690	$589,383,107
Investments in securities at value	911,627,881	862,425,657		452,216,889	767,613,280
Investments in affiliates at value	160,998,203	27,296,205		25,589,683	34,740,229
Investments at Value	1,072,626,084	889,721,862		477,806,572	802,353,509

Cash	–	2,907,736	(d)	–	–
Initial margin deposit on open future contracts	–	105,411		–	–
Dividends and interest receivable	300,976	5,716,862		203,634	711,242
Prepaid expenses	19,769	29,946		18,805	23,795
Receivable for investments sold	–	4,913,235		1,787,042	–
Receivable for fund shares sold	44,184	199,228		162,300	822,510
Unrealized gain on forward contracts	–	279,295		–	–
Receivable for variation margin	–	22,315		15,749	–
Total Assets	1,072,991,013	903,895,890		479,994,102	803,911,056

Liabilities
Distributions payable	–	–		–	–
Accrued expenses	241,629	247,964		116,430	148,701
Payable for investments purchased	1,893,359	6,036,530		388,818	–
Payable upon return of collateral for securities loaned	97,835,034	11,854,217		1,368,500	8,789,375
Payable for fund shares redeemed	311,885	262,443		132,174	311,308
Unrealized loss on forward contracts	–	263,198		–	–
Payable for variation margin	–	41,414		–	–
Payable to affiliate	753,538	670,383		343,878	385,507
Mortgage dollar roll deferred revenue	–	–		–	–
Total Liabilities	101,035,445	19,376,149		2,349,800	9,634,891

Net Assets
Capital stock (beneficial interest)	669,555,847	846,301,101		392,208,250	581,155,721
Accumulated undistributed net investment income/(loss)	2,365,338	5,862,515		(834)	2,732,642
Accumulated undistributed net realized gain/(loss)	35,154,788	(80,337,783)		(19,468,027)	(2,582,600)
Net unrealized appreciation/(depreciation) on:
Investments	264,879,595	112,547,871		104,246,882	212,970,402
Futures contracts	–	96,329		656,156	–
Foreign currency forward contracts	–	16,097		–	–
Foreign currency transactions	–	33,611		1,875	–
Swap agreements	–	–		–	–
Total Net Assets	$971,955,568	$884,519,741		$477,644,302	$794,276,165

Class A Share Capital	$655,449,984	$187,117,066		$169,163,694	$231,238,780
Shares of beneficial interest outstanding (Class A)	29,770,977	17,868,041		22,276,538	11,716,137
Net asset value per share	$22.02	$10.47		$7.59	$19.74
Maximum public offering price	$23.30	$11.08		$8.03	$20.89
Institutional Class Share Capital	$316,505,584	$697,402,675		$308,480,608	$563,037,385
Shares of beneficial interest outstanding (Institutional Class)	13,278,428	66,237,512		37,741,376	28,381,966
Net asset value per share	$23.84	$10.53		$8.17	$19.84

(d)	Includes foreign currency holdings of $2,886,203 (cost $2,883,994).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities – continued

Large Cap Stock Fund	High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund	Money Market Fund

$1,443,466,758	$807,968,887	$811,493,022	$1,351,169,035	$116,325,158	$905,311,560	$465,866,147
1,725,453,430	759,054,307	802,138,847	1,448,592,856	101,128,369	850,653,026	465,866,147
115,967,211	82,699,314	43,220,491	–	15,616,952	56,948,382	–
1,841,420,641	841,753,621	845,359,338	1,448,592,856	116,745,321	907,601,408	465,866,147	[1]

963,437(e)	–	3,619	25,220	–	5,977	4,162
–	–	–	–	–	–	–
1,796,663	12,328,117	8,005,359	20,777,294	485,661	2,626,185	103,501
25,311	27,704	24,335	31,139	19,585	43,144	46,160
–	11,089,466	3,632,930	–	–	6,496,815	–
131,835	633,941	250,445	609,846	37,271	1,192,642	1,742,207
–	–	–	–	–	–	–
94,386	–	217,031	–	–	5,625	–
1,844,432,273	865,832,849	857,493,057	1,470,036,355	117,287,838	917,971,796	467,762,177

–	699,874	181,262	690,826	1,311	21,656	–
751,979	173,109	176,538	334,989	25,088	155,465	84,262
3,413	20,508,701	29,490,995	–	6,192,213	40,410,249	10,759,209
24,447,900	43,892,462	6,809,604	–	7,952,500	9,663,962	–
509,172	549,185	381,326	816,727	37,864	647,290	1,430,030
–	–	–	–	–	–	–
–	25,925	353,316	–	–	304,286	–
1,328,805	418,785	359,280	833,414	44,215	298,637	8,239
–	–	21,595	–	5,708	27,828	–
27,041,269	66,268,041	37,773,916	2,675,956	14,258,899	51,529,373	12,281,740

1,324,785,499	805,295,396	794,688,551	1,379,903,208	102,817,214	868,682,452	455,480,437
5,546,470	(106,785)	(34,270)	(17,408)	(5,541)	416,966	(7,435)
85,049,027	(39,303,561)	(9,770,690)	(9,949,222)	(202,897)	(5,093,592)	7,435

397,953,883	33,784,734	33,866,316	97,423,821	420,163	2,289,848	–
4,044,807	(104,976)	1,068,040	–	–	182,452	–
–	–	–	–	–	–	–
11,318	–	–	–	–	–	–
–	–	(98,806)	–	–	(35,703)	–
$1,817,391,004	$799,564,808	$819,719,141	$1,467,360,399	$103,028,939	$866,442,423	$455,480,437

$1,609,284,052	$548,332,617	$404,814,891	$1,376,315,425	$13,155,972	$387,317,976	$449,456,315
59,606,466	106,246,602	43,741,831	120,309,602	1,327,223	31,068,323	449,456,315
$27.00	$5.16	$9.25	$11.44	$9.91	$12.47	$1.00
$28.57	$5.40	$9.69	$11.98	$10.11	$12.47	$1.00
$208,106,952	$251,232,191	$414,904,250	$91,044,974	$89,872,967	$479,124,447	$6,024,122
7,656,263	48,650,754	44,869,260	7,958,682	9,064,744	38,441,400	6,024,122
$27.18	$5.16	$9.25	$11.44	$9.91	$12.46	$1.00

[1]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.
(e)	Includes foreign currency holdings of $877,116 (cost $874,127).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations

For the six months ended April 30, 2014 (unaudited)	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Investment Income
Dividends	$1,440,847	$2,622,529	$2,070,898	$703,840
Taxable interest	202,840	3,330,569	5,090,200	3,445,413
Income from mortgage dollar rolls	200,259	571,828	912,223	1,031,807
Income from securities loaned	118	3,229	3,804	3,400
Income from affiliated investments	4,183,413	11,609,149	11,943,835	4,591,805
Foreign tax withholding	(13,421)	(36,227)	(29,024)	(6,889)
Total Investment Income	6,014,056	18,101,077	19,991,936	9,769,376

Expenses
Adviser fees	1,255,229	2,877,323	2,715,938	1,371,048
Sub-Adviser fees	–	–	–	–
Administrative service fees	102,363	193,460	187,302	102,716
Audit and legal fees	15,388	19,334	19,163	15,531
Custody fees	27,701	60,996	55,398	24,170
Distribution expenses Class A	788,047	2,003,155	1,960,807	876,507
Insurance expenses	3,752	6,111	6,087	3,924
Printing and postage expenses Class A	107,167	211,506	167,297	69,781
Printing and postage expenses Institutional Class	185	152	211	206
SEC and state registration expenses	32,247	56,126	56,925	36,358
Transfer agent fees Class A	395,965	778,852	598,652	237,649
Transfer agent fees Institutional Class	167	192	356	394
Trustees’ fees	8,262	14,592	14,886	10,330
Other expenses	7,379	28,707	28,580	19,879
Total Expenses Before Reimbursement	2,743,852	6,250,506	5,811,602	2,768,493
Less:
Reimbursement from adviser	–	–	–	–
Total Net Expenses	2,743,852	6,250,506	5,811,602	2,768,493

Net Investment Income/(Loss)	3,270,204	11,850,571	14,180,334	7,000,883
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	10,061,148	17,194,483	12,648,512	4,061,640
Affiliated investments	(374)	(43,637)	(66,907)	(72,800)
In-kind redemptions	–	–	–	–
Distributions of realized capital gains from affiliated investments	19,144,133	30,956,605	17,669,447	4,337,246
Futures contracts	(4,042,783)	(2,524,182)	5,237	1,726,547
Foreign currency and forward contract transactions	10,262	19,160	14,874	6,022
Swap agreements	(31,185)	(218,282)	(259,885)	(145,496)
Change in net unrealized appreciation/(depreciation) on:
Investments	2,499,620	4,372,560	4,926,140	2,870,162
Affiliated investments	(3,111,376)	11,641,041	14,356,848	4,989,454
Futures contracts	8,798,520	8,536,902	4,268,732	276,369
Foreign currency transactions	568	1,079	801	298
Swap agreements	(5,670)	(39,687)	(47,257)	(26,448)
Net Realized and Unrealized Gains/(Losses)	33,322,863	69,896,042	53,516,542	18,022,994

Net Increase/(Decrease) in Net Assets Resulting From Operations	$36,593,067	$81,746,613	$67,696,876	$25,023,877

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Balanced Income Plus Fund	Opportunity Income Plus Fund	Partner Emerging Markets Equity Fund	Partner Small Cap Growth Fund	Partner Small Cap Value Fund	Small Cap Stock Fund	Mid Cap Growth Fund	Partner Mid Cap Value Fund

$1,104,573	$264,118	$159,795	$237,466	$1,938,060	$1,418,820	$1,547,448	$1,289,702
1,912,664	5,298,053	26	1,891	1,003	4,413	3,023	271
198,817	546,403	–	–	–	–	–	–
–	–	–	24,185	18,530	45,838	9,055	–
5,497	13,167	56	1,457	1,681	6,418	4,700	620
(29,425)	–	(23,337)	–	(1,828)	(22,805)	(8,586)	–
3,192,126	6,121,741	136,540	264,999	1,957,446	1,452,684	1,555,640	1,290,593

632,846	659,097	36,977	233,806	141,106	1,168,797	827,354	226,828
–	–	50,394	526,105	844,648	–	–	379,464
56,287	62,096	36,347	50,620	61,052	66,854	74,145	49,955
13,401	13,563	12,460	13,202	13,626	13,867	14,228	13,158
16,668	12,137	33,144	15,115	7,063	8,791	8,166	16,242
218,534	284,418	17,098	26,232	123,838	325,543	334,053	33,768
2,593	2,817	2,081	2,447	2,722	2,879	3,120	2,422
25,917	37,372	1,754	4,126	17,732	56,166	58,997	5,117
160	4,366	68	235	7,635	210	7,370	228
28,416	30,378	17,479	16,848	20,206	19,398	28,862	16,026
113,016	151,685	7,643	28,602	104,594	269,455	277,245	36,435
329	29,842	272	169	41,797	383	39,354	973
10,268	11,732	2,975	6,858	9,499	13,258	13,495	6,839
13,985	13,964	6,703	5,401	5,492	5,300	5,574	5,070
1,132,420	1,313,467	225,395	929,766	1,401,010	1,950,901	1,691,963	792,525

–	(132,973)	(103,940)	(19,904)	–	–	–	(25,984)
1,132,420	1,180,494	121,455	909,862	1,401,010	1,950,901	1,691,963	766,541

2,059,706	4,941,247	15,085	(644,863)	556,436	(498,217)	(136,323)	524,052

6,029,870	995,038	(148,923)	12,463,854	14,636,907	23,964,449	29,725,861	10,384,371
–	–	–	–	–	–	–	–
–	–	–	4,068,066	–	–	–	4,571,578
23	54	–	25	12	55	39	3
228,487	43,384	–	–	–	1,821,227	–	–
1,216	–	(1,368)	–	(2,481)	–	–	–
–	20,816	–	–	–	–	–	–
1,604,612	1,639,421	(642,438)	(21,535,554)	(2,643,724)	(10,687,199)	(18,983,955)	(1,486,785)
–	–	–	–	–	–	–	–
105,802	71,416	–	–	–	(1,240,198)	–	–
373	–	79	–	–	–	–	–
–	–	–	–	–	–	–	–
7,970,383	2,770,129	(792,650)	(5,003,609)	11,990,714	13,858,334	10,741,945	13,469,167

$10,030,089	$7,711,376	$(777,565)	$(5,648,472)	$12,547,150	$13,360,117	$10,605,622	$13,993,219

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

For the six months ended April 30, 2014 (unaudited)	Mid Cap Stock Fund	Partner Worldwide Allocation Fund	Large Cap Growth Fund	Large Cap Value Fund
Investment Income
Dividends	$7,513,658	$11,259,336	$2,359,316	$7,140,367
Taxable interest	11,532	2,106,621	641	3,059
Tax-Exempt interest	–	–	–	–
Income from mortgage dollar rolls	–	–	–	–
Income from securities loaned	220,210	10,856	1,855	16,612
Income from affiliated investments	12,260	4,182	6,039	6,884
Foreign tax withholding	–	(1,004,520)	(46,066)	(81,874)
Total Investment Income	7,757,660	12,376,475	2,321,785	7,085,048

Expenses
Adviser fees	3,153,924	1,794,968	1,741,140	1,701,677
Sub-Adviser fees	–	1,888,388	–	–
Administrative service fees	123,365	113,818	77,948	104,958
Audit and legal fees	16,245	21,958	14,301	15,450
Custody fees	14,804	241,359	8,449	9,643
Distribution expenses Class A	810,820	225,948	205,379	278,574
Insurance expenses	4,326	4,161	3,098	3,811
Printing and postage expenses Class A	81,749	49,535	35,686	32,878
Printing and postage expenses Institutional Class	716	1,506	198	6,741
SEC and state registration expenses	28,479	28,203	20,598	30,051
Transfer agent fees Class A	438,274	246,856	199,568	184,640
Transfer agent fees Institutional Class	3,289	4,610	512	37,503
Trustees’ fees	27,606	23,261	14,809	20,684
Other expenses	6,867	41,632	5,374	6,270
Total Expenses Before Reimbursement	4,710,464	4,686,203	2,327,060	2,432,880
Less:
Reimbursement from adviser	–	(209,828)	(122,114)	–
Total Net Expenses	4,710,464	4,476,375	2,204,946	2,432,880

Net Investment Income/(Loss)	3,047,196	7,900,100	116,839	4,652,168
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	53,637,825	22,948,711	21,188,066	15,831,509
Distributions of realized capital gains from affiliated investments	154	26	37	38
Written option contracts	–	–	–	–
Futures contracts	–	(70,090)	324,718	–
Foreign currency and forward contract transactions	–	(271,805)	2,361	–
Swap agreements	–	–	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	17,347,005	737,439	9,585,424	32,161,443
Futures contracts	–	174,115	196,099	–
Foreign currency forward contracts	–	(90,588)	–	–
Foreign currency transactions	–	37,858	749	–
Swap agreements	–	–	–	–
Net Realized and Unrealized Gains/(Losses)	70,984,984	23,465,666	31,297,454	47,992,990

Net Increase/(Decrease) in Net Assets Resulting From Operations	$74,032,180	$31,365,766	$31,414,293	$52,645,158

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations – continued

Large Cap Stock Fund	High Yield Fund	Income Fund	Municipal Bond Fund	Government Bond Fund	Limited Maturity Bond Fund	Money Market Fund

$15,930,978	$163,701	$432,893	$–	$–	$173,315	$11,387
–	25,242,886	16,501,444	164,691	877,661	7,807,006	455,959
–	–	–	32,567,264	–	–	–
–	–	467,834	–	99,281	536,795	–
24,233	64,322	9,775	–	8,762	13,361	–
27,919	6,422	9,265	–	2,038	13,101	–
(399,382)	–	–	–	–	–	–
15,583,748	25,477,331	17,421,211	32,731,955	987,742	8,543,578	467,346

4,995,977	1,485,343	1,366,018	2,906,007	209,493	1,243,333	1,165,573
–	–	–	–	–	–	–
199,210	106,958	109,230	168,945	44,689	114,472	78,126
19,745	15,769	15,979	18,810	12,855	16,122	14,175
22,180	9,765	15,787	17,046	4,431	15,822	12,838
1,969,988	672,033	505,198	1,699,744	8,184	247,349	287,105
6,490	4,213	4,365	6,349	2,318	4,449	3,318
307,502	63,808	51,869	96,364	2,600	61,017	141,109
285	9,992	3,703	3,200	199	9,996	261
52,492	34,093	31,737	45,641	16,778	48,666	60,911
1,086,687	259,683	205,598	271,236	20,901	225,758	404,139
736	55,934	20,243	16,890	321	56,067	714
61,327	21,751	22,843	40,400	3,410	21,405	10,054
11,143	13,017	16,263	36,540	6,173	16,302	7,607
8,733,762	2,752,359	2,368,833	5,327,172	332,352	2,080,758	2,185,930

–	–	–	–	(10,281)	(35)	(1,711,149)
8,733,762	2,752,359	2,368,833	5,327,172	322,071	2,080,723	474,781

6,849,986	22,724,972	15,052,378	27,404,783	665,671	6,462,855	(7,435)

90,223,979	6,214,585	5,036,447	(1,639,274)	(193,635)	(2,351,245)	7,435
161	79	47	–	8	53	–
–	–	–	–	4,760	42,840	–
6,915,410	–	(1,063,408)	–	–	(1,922,975)	–
(46,477)	–	–	–	–	–	–
–	–	(108,478)	–	–	(556,608)	–

35,137,962	4,297,982	8,331,326	35,119,433	265,204	3,026,996	–
(251,839)	(104,976)	2,355,036	–	–	2,281,126	–
–	–	–	–	–	–	–
6,874	–	–	–	–	–	–
–	–	(112,724)	–	–	(75,648)	–
131,986,070	10,407,670	14,438,246	33,480,159	76,337	444,539	7,435

$138,836,056	$33,132,642	$29,490,624	$60,884,942	$742,008	$6,907,394	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
For the periods ended	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013
Operations
Net investment income/(loss)	$3,270,204	$3,660,263	$11,850,571	$17,480,898
Net realized gains/(losses)	25,141,201	27,651,836	45,384,147	51,524,765
Change in net unrealized appreciation/(depreciation)	8,181,662	108,474,543	24,511,895	208,328,696
Net Change in Net Assets Resulting From Operations	36,593,067	139,786,642	81,746,613	277,334,359
Distributions to Shareholders
From net investment income Class A	(4,806,424)	(4,035,207)	(18,478,713)	(18,716,141)
From net investment income Institutional Class	(1,093,793)	(974,138)	(1,621,868)	(1,621,402)
Total From Net Investment Income	(5,900,217)	(5,009,345)	(20,100,581)	(20,337,543)
From net realized gains Class A	(23,324,492)	(4,065,813)	(51,681,360)	(9,895,481)
From net realized gains Institutional Class	(3,602,729)	(652,519)	(3,552,646)	(687,285)
Total From Net Realized Gains	(26,927,221)	(4,718,332)	(55,234,006)	(10,582,766)
Total Distributions to Shareholders	(32,827,438)	(9,727,677)	(75,334,587)	(30,920,309)
Capital Stock Transactions

Class A
Sold	43,713,093	64,770,567	111,713,153	176,333,831
Distributions reinvested	28,108,494	8,084,704	69,953,546	28,517,101
Redeemed	(30,345,058)	(67,143,466)	(72,907,396)	(144,355,914)
Total Class A Capital Stock Transactions	41,476,529	5,711,805	108,759,303	60,495,018

Institutional Class
Sold	7,477,462	15,041,868	8,891,142	16,165,902
Distributions reinvested	4,696,519	1,626,656	5,172,711	2,307,031
Redeemed	(6,222,803)	(20,912,544)	(7,866,145)	(17,265,702)
Total Institutional Class Capital Stock Transactions	5,951,178	(4,244,020)	6,197,708	1,207,231
Capital Stock Transactions	47,427,707	1,467,785	114,957,011	61,702,249

Net Increase/(Decrease) in Net Assets	51,193,336	131,526,750	121,369,037	308,116,299
Net Assets, Beginning of Period	707,009,651	575,482,901	1,666,445,878	1,358,329,579
Net Assets, End of Period	$758,202,987	$707,009,651	$1,787,814,915	$1,666,445,878
Accumulated Undistributed Net Investment Income/(Loss)	$(3,585,672)	$(955,659)	$(3,424,634)	$4,825,376

Capital Stock Share Transactions

Class A shares
Sold	3,105,497	5,126,052	8,224,471	14,095,887
Distributions reinvested	2,056,755	697,566	5,266,571	2,447,007
Redeemed	(2,156,507)	(5,369,893)	(5,370,106)	(11,648,960)
Total Class A shares	3,005,745	453,725	8,120,936	4,893,934

Institutional Class shares
Sold	529,490	1,193,640	650,318	1,287,242
Distributions reinvested	339,999	139,459	386,100	196,902
Redeemed	(440,188)	(1,678,319)	(574,081)	(1,380,109)
Total Institutional Class shares	429,301	(345,220)	462,337	104,035

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Moderate Allocation Fund		Moderately Conservative Allocation Fund		Balanced Income Plus Fund		Opportunity Income Plus Fund
4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013

$14,180,334	$22,667,028	$7,000,883	$12,004,379	$2,059,706	$2,417,018	$4,941,247	$6,703,018
30,011,278	35,890,811	9,913,159	12,832,350	6,259,596	23,758,762	1,059,292	453,631
23,505,264	147,362,638	8,109,835	37,335,125	1,710,787	10,875,044	1,710,837	(11,219,462)
67,696,876	205,920,477	25,023,877	62,171,854	10,030,089	37,050,824	7,711,376	(4,062,813)

(16,811,635)	(22,192,737)	(7,612,434)	(11,592,083)	(1,280,197)	(1,708,602)	(3,796,156)	(5,586,159)
(960,808)	(1,322,825)	(384,967)	(636,600)	(512,897)	(798,573)	(1,158,302)	(838,594)
(17,772,443)	(23,515,562)	(7,997,401)	(12,228,683)	(1,793,094)	(2,507,175)	(4,954,458)	(6,424,753)
(38,605,041)	(16,357,946)	(14,970,639)	(10,560,721)	(18,145,078)	(7,202,125)	–	–
(1,893,402)	(812,294)	(646,072)	(485,386)	(5,847,754)	(2,491,936)	–	–
(40,498,443)	(17,170,240)	(15,616,711)	(11,046,107)	(23,992,832)	(9,694,061)	–	–
(58,270,886)	(40,685,802)	(23,614,112)	(23,274,790)	(25,785,926)	(12,201,236)	(4,954,458)	(6,424,753)

108,312,922	203,404,011	46,832,128	113,743,617	20,615,413	16,695,910	18,253,040	28,357,443
55,056,873	38,277,439	22,392,535	21,931,411	19,085,535	8,720,430	3,415,907	5,026,252
(83,459,632)	(174,335,354)	(52,656,981)	(104,514,093)	(10,133,719)	(17,244,645)	(20,451,461)	(45,358,825)
79,910,163	67,346,096	16,567,682	31,160,935	29,567,229	8,171,695	1,217,486	(11,975,130)

9,699,451	14,190,738	2,724,193	12,617,179	1,156,813	453,568	69,249,666	32,750,456
2,823,358	2,109,660	1,025,094	1,110,469	6,346,327	3,283,026	1,122,062	717,873
(5,509,473)	(14,912,776)	(4,050,196)	(11,792,210)	(1,612,204)	(5,255,854)	(9,072,473)	(44,045,496)
7,013,336	1,387,622	(300,909)	1,935,438	5,890,936	(1,519,260)	61,299,255	(10,577,167)
86,923,499	68,733,718	16,266,773	33,096,373	35,458,165	6,652,435	62,516,741	(22,552,297)

96,349,489	233,968,393	17,676,538	71,993,437	19,702,328	31,502,023	65,273,659	(33,039,863)
1,616,464,333	1,382,495,940	732,937,955	660,944,518	222,413,682	190,911,659	253,233,983	286,273,846
$1,712,813,822	$1,616,464,333	$750,614,493	$732,937,955	$242,116,010	$222,413,682	$318,507,642	$253,233,983
$(2,729,684)	$862,425	$(395,955)	$600,563	$193,602	$(73,010)	$49,319	$62,530

8,447,885	16,840,431	3,938,452	9,859,568	1,552,462	1,241,470	1,765,110	2,695,883
4,374,121	3,275,507	1,912,847	1,935,275	1,499,048	711,310	329,927	480,534
(6,511,479)	(14,462,545)	(4,430,979)	(9,050,828)	(759,980)	(1,312,698)	(1,977,422)	(4,325,991)
6,310,527	5,653,393	1,420,320	2,744,015	2,291,530	640,082	117,615	(1,149,574)

756,225	1,169,002	229,143	1,094,679	87,292	33,212	6,717,611	3,136,192
223,576	179,655	87,243	97,651	499,076	267,181	108,244	68,105
(429,412)	(1,229,944)	(339,553)	(1,020,151)	(121,500)	(405,146)	(880,058)	(4,261,035)
550,389	118,713	(23,167)	172,179	464,868	(104,753)	5,945,797	(1,056,738)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Partner Emerging Markets Equity Fund		Partner Small Cap Growth Fund
For the periods ended	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013
Operations
Net investment income/(loss)	$15,085	$128,261	$(644,863)	$(439,631)
Net realized gains/(losses)	(150,291)	(102,908)	16,531,945	24,746,226
Change in net unrealized appreciation/(depreciation)	(642,359)	481,631	(21,535,554)	26,134,824
Net Change in Net Assets Resulting From Operations	(777,565)	506,984	(5,648,472)	50,441,419
Distributions to Shareholders
From net investment income Class A	(143,213)	–	–	–
From net investment income Institutional Class	(13,647)	–	–	–
Total From Net Investment Income	(156,860)	–	–	–
From net realized gains Class A	–	(134,310)	(3,684,592)	(513,408)
From net realized gains Institutional Class	–	(9,537)	(19,611,554)	(3,332,064)
Total From Net Realized Gains	–	(143,847)	(23,296,146)	(3,845,472)
Total Distributions to Shareholders	(156,860)	(143,847)	(23,296,146)	(3,845,472)
Capital Stock Transactions

Class A
Sold	1,129,465	4,705,192	3,502,003	3,734,163
Distributions reinvested	142,696	134,309	3,601,161	510,885
Redeemed	(1,403,660)	(4,926,003)	(2,019,949)	(1,744,641)
In-kind redemptions	–	–	(11,519,768)	–
Total Class A Capital Stock Transactions	(131,499)	(86,502)	(6,436,553)	2,500,407

Institutional Class
Sold	19,262	590,036	131,272	6,600
Distributions reinvested	13,647	9,537	19,611,546	3,332,063
Redeemed	(116,352)	(668,391)	(31,478)	(12,546,105)
Total Institutional Class Capital Stock Transactions	(83,443)	(68,818)	19,711,340	(9,207,442)
Capital Stock Transactions	(214,942)	(155,320)	13,274,787	(6,707,035)

Net Increase/(Decrease) in Net Assets	(1,149,367)	207,817	(15,669,831)	39,888,912
Net Assets, Beginning of Period	15,622,451	15,414,634	172,162,064	132,273,152
Net Assets, End of Period	$14,473,084	$15,622,451	$156,492,233	$172,162,064
Accumulated Undistributed Net Investment Income/(Loss)	$8,969	$150,744	$(714,898)	$(70,035)

Capital Stock Share Transactions

Class A shares
Sold	114,287	448,247	227,256	248,681
Distributions reinvested	14,059	12,611	248,699	41,621
Redeemed	(142,330)	(469,521)	(134,205)	(126,516)
In-kind redemptions	–	–	(748,037)	–
Total Class A shares	(13,984)	(8,663)	(406,287)	163,786

Institutional Class shares
Sold	1,984	56,137	8,327	483
Distributions reinvested	1,345	895	1,305,695	264,134
Redeemed	(11,688)	(63,924)	(2,001)	(806,356)
Total Institutional Class shares	(8,359)	(6,892)	1,312,021	(541,739)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Partner Small Cap Value Fund		Small Cap Stock Fund		Mid Cap Growth Fund		Partner Mid Cap Value Fund
4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013

$556,436	$2,726,874	$(498,217)	$(128,135)	$(136,323)	$162,115	$524,052	$1,180,272
14,634,438	8,309,634	25,785,731	21,067,809	29,725,900	51,306,325	14,955,952	29,517,832
(2,643,724)	61,737,279	(11,927,397)	58,746,157	(18,983,955)	44,497,684	(1,486,785)	8,215,225
12,547,150	72,773,787	13,360,117	79,685,831	10,605,622	95,966,124	13,993,219	38,913,329

–	(1,353,499)	–	–	–	–	(70,899)	(154,671)
(659,633)	(3,382,127)	–	–	–	–	(675,426)	(1,253,387)
(659,633)	(4,735,626)	–	–	–	–	(746,325)	(1,408,058)
(2,847,524)	(1,262,964)	(1,875,211)	–	(33,389,609)	(16,658,130)	(5,781,954)	(416,818)
(5,006,964)	(2,497,826)	(519,764)	–	(16,960,868)	(9,707,644)	(23,808,582)	(2,374,599)
(7,854,488)	(3,760,790)	(2,394,975)	–	(50,350,477)	(26,365,774)	(29,590,536)	(2,791,417)
(8,514,121)	(8,496,416)	(2,394,975)	–	(50,350,477)	(26,365,774)	(30,336,861)	(4,199,475)

5,491,386	11,562,595	5,196,986	8,423,992	6,809,947	11,045,500	2,474,813	7,918,395
2,822,433	2,584,648	1,862,150	–	32,996,677	16,413,167	5,789,477	565,544
(6,773,903)	(11,471,235)	(14,846,249)	(30,180,020)	(14,659,443)	(32,656,945)	(2,323,332)	(2,659,808)
–	–	–	–	–	–	(8,795,826)	–
1,539,916	2,676,008	(7,787,113)	(21,756,028)	25,147,181	(5,198,278)	(2,854,868)	5,824,131

12,517,077	19,261,067	2,823,495	242,014	8,110,959	11,031,998	221,590	453,391
5,665,438	5,879,952	514,386	–	16,884,519	9,670,232	24,483,999	3,627,984
(14,261,061)	(38,462,728)	(1,559,427)	(2,456,365)	(9,242,192)	(45,021,488)	(287,109)	(14,435,380)
3,921,454	(13,321,709)	1,778,454	(2,214,351)	15,753,286	(24,319,258)	24,418,480	(10,354,005)
5,461,370	(10,645,701)	(6,008,659)	(23,970,379)	40,900,467	(29,517,536)	21,563,612	(4,529,874)

9,494,399	53,631,670	4,956,483	55,715,452	1,155,612	40,082,814	5,219,970	30,183,980
274,552,263	220,920,593	335,745,557	280,030,105	419,792,219	379,709,405	160,695,328	130,511,348
$284,046,662	$274,552,263	$340,702,040	$335,745,557	$420,947,831	$419,792,219	$165,915,298	$160,695,328
$(1,062,582)	$(959,385)	$(1,059,172)	$(560,955)	$(201,473)	$(65,150)	$500,480	$722,753

261,728	633,044	269,796	516,592	342,935	577,983	169,822	530,880
138,898	163,505	99,954	–	1,754,209	950,937	432,511	44,241
(322,105)	(644,251)	(771,786)	(1,885,147)	(733,890)	(1,719,881)	(162,390)	(183,802)
–	–	–	–	–	–	(633,249)	–
78,521	152,298	(402,036)	(1,368,555)	1,363,254	(190,961)	(193,306)	391,319

567,150	1,012,613	128,261	12,412	350,616	506,007	15,425	31,236
263,331	354,513	24,332	–	770,983	492,124	1,818,711	282,966
(649,216)	(2,004,239)	(71,375)	(132,413)	(400,484)	(2,047,604)	(20,345)	(1,011,008)
181,265	(637,113)	81,218	(120,001)	721,115	(1,049,473)	1,813,791	(696,806)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Mid Cap Stock Fund		Partner Worldwide Allocation Fund
For the periods ended	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013
Operations
Net investment income/(loss)	$3,047,196	$1,637,149	$7,900,100	$14,917,634
Net realized gains/(losses)	53,637,979	88,843,201	22,606,842	37,724,676
Change in net unrealized appreciation/(depreciation)	17,347,005	143,065,706	858,824	93,871,912
Net Change in Net Assets Resulting From Operations	74,032,180	233,546,056	31,365,766	146,514,222
Distributions to Shareholders
From net investment income Class A	–	(29,944)	(3,036,760)	(3,225,457)
From net investment income Institutional Class	(1,030,040)	(970,124)	(13,766,689)	(13,459,680)
Total From Net Investment Income	(1,030,040)	(1,000,068)	(16,803,449)	(16,685,137)
From net realized gains Class A	–	–	–	–
From net realized gains Institutional Class	–	–	–	–
Total From Net Realized Gains	–	–	–	–
Total Distributions to Shareholders	(1,030,040)	(1,000,068)	(16,803,449)	(16,685,137)
Capital Stock Transactions

Class A
Sold	13,046,103	18,456,958	10,010,417	14,773,299
Distributions reinvested	–	29,576	2,990,535	3,174,570
Redeemed	(32,981,312)	(71,349,629)	(10,783,857)	(23,655,967)
Total Class A Capital Stock Transactions	(19,935,209)	(52,863,095)	2,217,095	(5,708,098)

Institutional Class
Sold	8,138,214	8,927,276	8,594,246	27,875,874
Distributions reinvested	1,025,398	964,440	13,708,356	13,394,077
Redeemed	(5,664,692)	(12,128,253)	(7,697,513)	(16,423,607)
Total Institutional Class Capital Stock Transactions	3,498,920	(2,236,537)	14,605,089	24,846,344
Capital Stock Transactions	(16,436,289)	(55,099,632)	16,822,184	19,138,246

Net Increase/(Decrease) in Net Assets	56,565,851	177,446,356	31,384,501	148,967,331
Net Assets, Beginning of Period	915,389,717	737,943,361	853,135,240	704,167,909
Net Assets, End of Period	$971,955,568	$915,389,717	$884,519,741	$853,135,240
Accumulated Undistributed Net Investment Income/(Loss)	$2,365,338	$348,182	$5,862,515	$14,765,864

Capital Stock Share Transactions

Class A shares
Sold	597,773	1,031,695	977,133	1,559,831
Distributions reinvested	–	1,883	291,760	353,516
Redeemed	(1,516,978)	(4,084,043)	(1,052,891)	(2,531,950)
Total Class A shares	(919,205)	(3,050,465)	216,002	(618,603)

Institutional Class shares
Sold	345,450	461,543	837,123	3,082,665
Distributions reinvested	44,103	56,899	1,332,202	1,486,579
Redeemed	(239,788)	(646,471)	(748,826)	(1,738,618)
Total Institutional Class shares	149,765	(128,029)	1,420,499	2,830,626

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Large Cap Growth Fund		Large Cap Value Fund		Large Cap Stock Fund		High Yield Fund
4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013

$116,839	$1,497,172	$4,652,168	$10,307,443	$6,849,986	$14,111,935	$22,724,972	$49,654,265
21,515,182	29,928,964	15,831,547	34,214,015	97,093,073	160,219,793	6,214,664	20,155,611
9,782,272	72,685,261	32,161,443	120,540,096	34,892,997	187,091,208	4,193,006	(7,786,741)
31,414,293	104,111,397	52,645,158	165,061,554	138,836,056	361,422,936	33,132,642	62,023,135

(79,236)	(404,216)	(1,977,572)	(2,688,302)	(6,268,961)	(15,271,693)	(15,566,663)	(32,344,516)
(1,057,522)	(1,479,199)	(6,786,427)	(8,417,513)	(1,586,062)	(2,714,556)	(7,334,834)	(16,976,987)
(1,136,758)	(1,883,415)	(8,763,999)	(11,105,815)	(7,855,023)	(17,986,249)	(22,901,497)	(49,321,503)
–	–	–	–	(138,540,203)	(73,722,998)	–	–
–	–	–	–	(17,159,773)	(9,153,189)	–	–
–	–	–	–	(155,699,976)	(82,876,187)	–	–
(1,136,758)	(1,883,415)	(8,763,999)	(11,105,815)	(163,554,999)	(100,862,436)	(22,901,497)	(49,321,503)

11,363,672	16,054,379	13,492,798	21,329,399	22,405,904	36,786,359	27,762,386	70,014,924
78,226	398,326	1,925,998	2,608,342	142,399,303	87,422,326	11,259,645	23,378,734
(10,080,561)	(20,401,935)	(11,991,184)	(25,765,830)	(90,113,062)	(181,201,142)	(37,759,017)	(82,362,996)
1,361,337	(3,949,230)	3,427,612	(1,828,089)	74,692,145	(56,992,457)	1,263,014	11,030,662

2,276,475	549,797	30,572,025	36,419,442	2,867,482	6,505,878	20,098,057	39,509,667
1,051,557	1,469,664	6,764,529	8,390,885	18,652,382	11,805,198	7,146,946	14,565,046
(1,178,480)	(6,327,076)	(13,924,063)	(47,570,098)	(3,428,244)	(25,319,710)	(19,832,457)	(102,888,237)
2,149,552	(4,307,615)	23,412,491	(2,759,771)	18,091,620	(7,008,634)	7,412,546	(48,813,524)
3,510,889	(8,256,845)	26,840,103	(4,587,860)	92,783,765	(64,001,091)	8,675,560	(37,782,862)

33,788,424	93,971,137	70,721,262	149,367,879	68,064,822	196,559,409	18,906,705	(25,081,230)
443,855,878	349,884,741	723,554,903	574,187,024	1,749,326,182	1,552,766,773	780,658,103	805,739,333
$477,644,302	$443,855,878	$794,276,165	$723,554,903	$1,817,391,004	$1,749,326,182	$799,564,808	$780,658,103
$(834)	$1,019,085	$2,732,642	$6,844,473	$5,546,470	$6,551,507	$(106,785)	$69,740

1,513,479	2,591,348	700,882	1,246,055	842,061	1,486,083	5,422,418	13,814,258
10,417	72,423	99,844	177,922	5,618,110	3,906,794	2,197,158	4,619,204
(1,345,717)	(3,362,021)	(623,307)	(1,561,202)	(3,374,930)	(7,354,688)	(7,376,080)	(16,295,729)
178,179	(698,250)	177,419	(137,225)	3,085,241	(1,961,811)	243,496	2,137,733

283,253	81,133	1,577,573	2,146,274	107,124	260,982	3,920,075	7,785,866
130,304	249,096	349,407	570,808	728,490	524,234	1,393,960	2,875,606
(147,831)	(937,745)	(718,713)	(2,842,955)	(127,176)	(987,156)	(3,881,487)	(20,475,127)
265,726	(607,516)	1,208,267	(125,873)	708,438	(201,940)	1,432,548	(9,813,655)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Income Fund		Municipal Bond Fund
For the periods ended	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013
Operations
Net investment income/(loss)	$15,052,378	$30,815,311	$27,404,783	$58,660,854
Net realized gains/(losses)	3,864,608	15,545,122	(1,639,274)	(8,035,549)
Change in net unrealized appreciation/(depreciation)	10,573,638	(43,371,691)	35,119,433	(97,358,879)
Net Change in Net Assets Resulting From Operations	29,490,624	2,988,742	60,884,942	(46,733,574)
Distributions to Shareholders
From net investment income Class A	(7,178,670)	(14,879,564)	(25,627,351)	(54,842,160)
From net investment income Institutional Class	(7,802,042)	(15,646,286)	(1,777,351)	(3,773,232)
Total From Net Investment Income	(14,980,712)	(30,525,850)	(27,404,702)	(58,615,392)
From net realized gains Class A	–	–	–	(547,348)
From net realized gains Institutional Class	–	–	–	(36,124)
Total From Net Realized Gains	–	–	–	(583,472)
Total Distributions to Shareholders	(14,980,712)	(30,525,850)	(27,404,702)	(59,198,864)
Capital Stock Transactions

Class A
Sold	10,231,388	48,916,747	36,873,082	140,091,779
Distributions reinvested	6,148,261	12,699,603	21,430,688	46,416,103
Redeemed	(38,223,605)	(75,677,530)	(110,604,921)	(221,700,298)
Total Class A Capital Stock Transactions	(21,843,956)	(14,061,180)	(52,301,151)	(35,192,416)

Institutional Class
Sold	30,642,903	38,561,466	13,442,060	29,774,716
Distributions reinvested	7,640,548	15,396,482	1,634,425	3,476,664
Redeemed	(34,015,851)	(93,699,471)	(17,903,126)	(37,618,353)
Total Institutional Class Capital Stock Transactions	4,267,600	(39,741,523)	(2,826,641)	(4,366,973)
Capital Stock Transactions	(17,576,356)	(53,802,703)	(55,127,792)	(39,559,389)

Net Increase/(Decrease) in Net Assets	(3,066,444)	(81,339,811)	(21,647,552)	(145,491,827)
Net Assets, Beginning of Period	822,785,585	904,125,396	1,489,007,951	1,634,499,778
Net Assets, End of Period	$819,719,141	$822,785,585	$1,467,360,399	$1,489,007,951
Accumulated Undistributed Net Investment Income/(Loss)	$(34,270)	$(105,936)	$(17,408)	$(17,489)

Capital Stock Share Transactions

Class A shares
Sold	1,121,456	5,276,778	3,282,853	11,932,896
Distributions reinvested	673,538	1,382,689	1,904,339	4,011,775
Redeemed	(4,200,631)	(8,265,779)	(9,862,734)	(19,357,370)
Total Class A shares	(2,405,637)	(1,606,312)	(4,675,542)	(3,412,699)

Institutional Class shares
Sold	3,377,780	4,222,489	1,193,690	2,590,468
Distributions reinvested	837,560	1,676,541	145,236	300,402
Redeemed	(3,757,203)	(10,151,692)	(1,595,833)	(3,267,521)
Total Institutional Class shares	458,137	(4,252,662)	(256,907)	(376,651)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

Government Bond Fund		Limited Maturity Bond Fund		Money Market Fund
4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013	4/30/2014 (unaudited)	10/31/2013

$665,671	$1,042,571	$6,462,855	$11,848,588	$(7,435)	$(7,606)
(188,867)	1,214,424	(4,787,935)	6,755,078	7,435	7,606
265,204	(4,373,218)	5,232,474	(13,980,400)	–	–
742,008	(2,116,223)	6,907,394	4,623,266	–	–

(64,629)	(104,571)	(2,656,673)	(5,161,696)	–	–
(601,042)	(979,000)	(3,676,220)	(6,417,807)	–	–
(665,671)	(1,083,571)	(6,332,893)	(11,579,503)	–	–
(155,198)	(561,671)	(2,334,163)	–	–	–
(1,073,256)	(3,340,936)	(2,665,218)	–	–	–
(1,228,454)	(3,902,607)	(4,999,381)	–	–	–
(1,894,125)	(4,986,178)	(11,332,274)	(11,579,503)	–	–

2,567,185	6,322,053	70,266,906	258,503,473	287,870,918	569,755,513
215,306	655,868	4,848,498	4,977,407	–	(66)
(2,435,996)	(7,528,860)	(101,251,471)	(252,539,425)	(307,429,746)	(594,636,284)
346,495	(550,939)	(26,136,067)	10,941,455	(19,558,828)	(24,880,837)

2,248,558	22,720,675	71,326,950	89,771,765	2,466,943	3,561,959
1,662,592	4,285,753	6,268,764	6,369,137	–	–
(8,089,762)	(23,917,684)	(44,290,963)	(117,298,195)	(2,974,766)	(9,556,929)
(4,178,612)	3,088,744	33,304,751	(21,157,293)	(507,823)	(5,994,970)
(3,832,117)	2,537,805	7,168,684	(10,215,838)	(20,066,651)	(30,875,807)

(4,984,234)	(4,564,596)	2,743,804	(17,172,075)	(20,066,651)	(30,875,807)
108,013,173	112,577,769	863,698,619	880,870,694	475,547,088	506,422,895
$103,028,939	$108,013,173	$866,442,423	$863,698,619	$455,480,437	$475,547,088
$(5,541)	$(5,541)	$416,966	$287,004	$(7,435)	$–

259,570	616,692	5,635,702	20,522,700	287,870,917	569,755,511
21,970	63,475	389,581	396,101	–	(66)
(247,373)	(738,898)	(8,120,741)	(20,096,511)	(307,429,745)	(594,636,282)
34,167	(58,731)	(2,095,458)	822,290	(19,558,828)	(24,880,837)

226,823	2,269,773	5,716,297	7,141,565	2,466,944	3,561,959
169,419	415,357	503,806	506,916	–	–
(821,244)	(2,305,247)	(3,551,459)	(9,326,704)	(2,974,766)	(9,556,929)
(425,002)	379,883	2,668,644	(1,678,223)	(507,822)	(5,994,970)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, twelve equity funds, four hybrid funds, five fixed-income funds and one money market fund. Thrivent Natural Resources Fund, Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.

(A) Share Classes – As of April 30, 2014, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a reduced or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of April 30, 2014, the following funds held these types of Level 3 securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Partner Emerging Markets Equity	1	0.35%
Partner Worldwide Allocation	6	0.02%
High Yield	2	0.05%

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed forward contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2014, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2010 through 2013. Additionally, as of April 30, 2014, the tax year ended October 31, 2009 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2014, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2013

(unaudited)

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(G) Distributions to Shareholders – Dividend and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Fund, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Fund	Dividends Declared	Dividends Paid
Aggressive Allocation	Annually	Annually
Moderately Aggressive Allocation	Annually	Annually
Moderate Allocation	Quarterly	Quarterly
Moderately Conservative Allocation	Quarterly	Quarterly
Balanced Income Plus	Quarterly	Quarterly
Opportunity Income Plus	Daily	Monthly
Partner Emerging Markets Equity	Annually	Annually
Partner Small Cap Growth	Annually	Annually
Partner Small Cap Value	Annually	Annually
Small Cap Stock	Annually	Annually
Mid Cap Growth	Annually	Annually
Partner Mid Cap Value	Annually	Annually
Mid Cap Stock	Annually	Annually
Partner Worldwide Allocation	Annually	Annually
Large Cap Growth	Annually	Annually
Large Cap Value	Annually	Annually
Large Cap Stock	Annually	Annually
High Yield	Daily	Monthly
Income	Daily	Monthly
Municipal Bond	Daily	Monthly
Government Bond	Daily	Monthly
Limited Maturity Bond	Daily	Monthly
Money Market*	Daily	Monthly

*	Dividends are net of any short-term realized gains or losses on the sale of securities.

(H) Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged	Net Amount
Aggressive Allocation
Futures Contracts	493,525	–	493,525	–	–	–	493,525	*
Moderately Aggressive Allocation
Futures Contracts	687,607	–	687,607	–	–	–	687,607	*
Securities Lending	1,059,207	–	1,059,207	–	1,059,207	–	–
Moderate Allocation
Futures Contracts	601,735	–	601,735	–	–	–	601,735	*
Securities Lending	1,313,134	–	1,313,134	–	1,313,134	–	–
Moderately Conservative Allocation
Futures Contracts	255,887	–	255,887	–	–	–	255,887	*
Securities Lending	1,374,348	–	1,374,348	–	1,374,348	–	–
Balanced Income Plus
Futures Contracts	30,550	–	30,550	–	–	–	30,550	*
Opportunity Income Plus
Futures Contracts	33,250	–	33,250	–	–	–	33,250	*
Partner Small Cap Growth
Securities Lending	13,431,052	–	13,431,052	–	13,431,052	–	–
Partner Small Cap Value
Securities Lending	10,135,186	–	10,135,186	–	10,135,186	–	–
Small Cap Stock
Futures Contracts	56,210	–	56,210	–	–	–	56,210	*
Securities Lending	27,780,675	–	27,780,675	–	27,780,675	–	–
Mid Cap Growth
Securities Lending	15,310,502	–	15,310,502	–	15,310,502	–	–
Mid Cap Stock
Securities Lending	97,835,034	–	97,835,034	–	97,835,034	–	–
Partner Worldwide Allocation
Futures Contracts	22,315	–	22,315	–	–	–	22,315	*
Exchange Contracts	279,295	–	279,295	170,178	–	–	109,117	*
Securities Lending	11,854,217	–	11,854,217	–	11,854,217	–	–
Large Cap Growth
Futures Contracts	15,749	–	15,749	–	–	–	15,749	*
Securities Lending	1,368,500	–	1,368,500	–	1,368,500	–	–
Large Cap Value
Securities Lending	8,789,375	–	8,789,375	–	8,789,375	–	–
Large Cap Stock
Futures Contracts	94,386	–	94,386	–	–	–	94,386	*
Securities Lending	24,447,900	–	24,447,900	–	24,447,900	–	–
High Yield
Securities Lending	43,892,462	–	43,892,462	–	43,892,462	–	–
Income
Futures Contracts	217,031	–	217,031	–	–	–	217,031	*
Securities Lending	6,809,604	–	6,809,604	–	6,809,604	–	–
Government Bond
Securities Lending	7,952,500	–	7,952,500	–	7,952,500	–	–
Limited Maturity Bond
Futures Contracts	5,625	–	5,625	–	–	–	5,625	*
Securities Lending	9,663,962	–	9,663,962	–	9,663,962	–	–

*	Net amount represents the net amount receivable from the counterparty in the event of the default.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged*	Net Amount
Aggressive Allocation
Futures Contracts	978,624	–	978,624	–	–	978,624	–
Moderately Aggressive Allocation
Futures Contracts	1,312,726	–	1,312,726	–	–	1,312,726	–
Moderate Allocation
Futures Contracts	915,672	–	915,672	–	–	915,672	–
Moderately Conservative Allocation
Futures Contracts	334,844	–	334,844	–	–	334,844	–
Balanced Income Plus
Futures Contracts	22,852	–	22,852	–	–	22,852	–
Opportunity Income Plus
Futures Contracts	65,204	–	65,204	–	–	65,204	–
Partner Worldwide Allocation
Futures Contracts	41,414	–	41,414	–	–	41,414	–
Exchange Contracts	263,198	–	263,198	170,178	–	–	93,020	**
High Yield
Futures Contracts	25,925	–	25,925	–	–	25,925	–
Income
Futures Contracts	348,871	–	348,871	–	–	348,871	–
Swap Credit Contracts	4,445	–	4,445	–	–	4,445	–
Limited Maturity Bond
Futures Contracts	289,456	–	289,456	–	–	289,456	–
Swap Credit Contracts	14,830	–	14,830	–	–	14,830	–

*	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
**	Net amount represents the net amount payable due to the counterparty in the event of the default.

(I) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(J) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

As of April 30, 2014, the value of securities on loan is as follows:

Fund	Securities on Loan
Moderately Aggressive Allocation	$ 1,027,318
Moderate Allocation	1,271,592
Moderately Conservative Allocation	1,332,192
Partner Small Cap Growth	13,329,100
Partner Small Cap Value	9,894,498
Small Cap Stock	27,080,409
Mid Cap Growth	14,968,078
Mid Cap Stock	96,247,441
Partner Worldwide Allocation	10,130,010
Large Cap Growth	1,354,815
Large Cap Value	8,726,900
Large Cap Stock	22,793,628
High Yield	42,230,904
Income	6,614,756
Government Bond	7,780,122
Limited Maturity Bond	9,452,935

(K) When-Issued and Delayed Delivery Transactions – Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(L) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(M) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2014, none of the Funds engaged in these types of investments.

(N) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(O) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(P) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(Q) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(R) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(S) Unfunded Bridge Loan Commitment – The following Fund entered into a loan commitment with Crimson Bermuda Co. Ltd. on February 12, 2014. Maturity of the commitment will be the close date of May 16, 2014. The Fund will receive a fee of 0.38%.

Fund	Unfunded Commitment
High Yield	$ 4,600,000

(T) Loss Contingencies – Thrivent High Yield Fund and Thrivent Income Fund are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Fund at one time held term loans in an original principal amount of at least $4,723,994 and, if the plaintiffs are successful, it is reasonably possible that the Fund will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Fund is named as a defendant in this action, but we do not expect that the Fund’s assets will be subject to a loss contingency.

(U) Litigation – Awards from class action litigation are are recorded as realized gains on the payment date.

(V) In-kind Redemptions – During the six months ended April 30, 2014, Thrivent Financial for Lutherans redeemed their shares in-kind (“in-kind redemption”) of Thrivent Partner Mid Cap Value Fund and Thrivent Partner Small Cap Growth Fund (the “underlying funds”). The underlying funds distributed fund securities rather than cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying funds recognize gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying funds as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying funds. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Fund	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/(Loss)
Thrivent Financial for Lutherans	Partner Mid Cap Value	633,249	1/8/2014	$8,795,826	$4,571,578
Thrivent Financial for Lutherans	Partner Small Cap Growth	748,037	1/15/2014	$11,519,768	$4,068,066

(W) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

The four Asset Allocation Funds – Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund and Moderately Conservative Allocation Fund – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Funds) held directly by the Asset Allocation Funds, each Asset Allocation Fund will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Fund (M – Millions)	$0 to $500M	Over $500 to $2,000M	Over $2,000M
Aggressive Allocation	0.150%	0.125%	0.100%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%

For all other Funds, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M – Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.450%	0.425%
Opportunity Income Plus	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.375%	0.375%	0.350%	0.325%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Partner Small Cap Growth	0.900%	0.900%	0.900%	0.900%	0.900%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Partner Small Cap Value	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Small Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Mid Cap Growth	0.450%	0.450%	0.400%	0.400%	0.350%	0.300%	0.300%	0.250%	0.250%	0.250%	0.250%
Partner Mid Cap Value	0.750%	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.550%	0.525%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.800%	0.800%	0.800%
Large Cap Growth	0.750%	0.750%	0.750%	0.750%	0.750%	0.700%	0.700%	0.650%	0.650%	0.600%	0.575%
Large Cap Value	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.650%	0.575%	0.575%	0.500%	0.475%	0.450%	0.425%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.300%	0.300%	0.300%	0.300%
Income	0.350%	0.350%	0.350%	0.350%	0.350%	0.325%	0.325%	0.300%	0.300%	0.300%	0.300%
Municipal Bond	0.450%	0.450%	0.450%	0.450%	0.450%	0.400%	0.400%	0.350%	0.350%	0.325%	0.300%
Government Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.350%	0.350%	0.350%	0.350%	0.350%	0.350%
Limited Maturity Bond	0.300%	0.300%	0.300%	0.300%	0.300%	0.275%	0.275%	0.250%	0.250%	0.250%	0.250%
Money Market	0.500%	0.500%	0.500%	0.500%	0.500%	0.400%	0.350%	0.325%	0.325%	0.300%	0.275%

(B) Sub-Adviser Fees – The following subadviser fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.

Partner Emerging Markets Equity Fund

The Adviser has entered into subadvisory agreements with DuPont Capital Management Corporation (“DuPont Capital”) for the performance of subadvisory services. The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets and 0.68% for assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Worldwide Allocation Portfolio are included in determining breakpoints for the assets managed by DuPont Capital.

Partner Small Cap Growth Fund

This agreement was terminated on May 27, 2014. The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (“Turner”) for performance of subadvisory services. For assets that are defined as microcap assets, the fee payable is equal to 0.80% of the average daily net assets in that microcap portion. For all other assets, the fee payable is

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) are no greater than $100 million, 0.60% of the average daily net assets when the entire portfolio assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire portfolio assets are greater than $350 million. Thrivent Partner Small Cap Growth Portfolio (including the microcap portion of that Portfolio) is included in determining breakpoints for the assets managed by Turner.

Partner Small Cap Value Fund

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Partner Mid Cap Value Fund

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.50% of the first $200 million of average daily net assets and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Portfolio is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Fund

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), DuPont Capital and GSAM for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Portfolio are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets and 0.68% of average daily net net assets over $50 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Equity Fund are included in determining breakpoints for the assets managed by DuPont Capital.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Portfolio is included in determining breakpoints for the assets managed by GSAM.

(C) Expense Reimbursements – As of April 30, 2014, the following contractual expense reimbursements, as a percentage of net assets, were in effect:

Fund	Class A	Institutional Class	Expiration Date
Money Market*	0.20%	0.10%	2/28/2015

*

Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.

For the period ended April 30, 2014, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Opportunity Income Plus	0.85%	N/A	2/28/2015
Partner Emerging Markets Equity	1.65%[1]	1.32%	2/28/2015
Partner Small Cap Growth	1.40%	N/A	2/28/2015
Partner Mid Cap Value	1.25%	N/A	2/28/2015
Partner Worldwide Allocation	1.40%	N/A	2/28/2015
Large Cap Growth	1.20%	N/A	2/28/2015
Government Bond	0.90%	N/A	2/28/2015

1	Prior contractual expense cap of 1.79% expired on 2/28/2014.

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income fund may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended April 30, 2014, no Funds invested in High Yield Fund. During the six months ended April 30, 2014, no funds invested in Money Market Fund. During the six months ended April 30, 2014, all funds except Municipal Bond Fund and Money Market Fund invested in

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee that is charged to the equity, hybrid or fixed income fund for its investment in High Yield Fund, Money Market Fund or Cash Management Trust.

(D) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have a Rule 12b-1 fee of up to 0.25% (up to 0.125% for Government Bond Fund, Limited Maturity Bond Fund and Money Market Fund) of average net assets.

(E) Sales Charges and Other Fees – For the six months ended April 30, 2014, Thrivent Investment Mgt. received $6,355,255 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended April 30, 2014, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $2,284,917 from the Trust.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended April 30, 2014, Thrivent Investor Services received $7,113,865 for transfer agent services from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $125,705 in fees from the Trust for the six months ended April 30, 2014. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Trust.

(F) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2014, the tax-basis balance has not yet been determined.

At October 31, 2013, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year

Opportunity Income Plus	$8,042,400	2017

	$8,042,400

Mid Cap Stock	18,032,887	2017

	$18,032,887

Partner Worldwide Allocation	95,100,287	2016
	6,799,658	2017

	$101,899,945

Large Cap Growth	2,083,594	2015
	1,041,797	2016
	37,386,729	2017

	$40,512,120

Large Cap Value	18,045,582	2017

	$18,045,582

High Yield	15,171,780	2016
	30,243,630	2017

	$45,415,410

Income	11,020,687	2017

	$11,020,687

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending October 31, 2012 and later, are subject to the provisions of the

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At October 31, 2013, the following Funds had accumulated net realized capital loss carryovers subject to the Act, as follows:

Fund	Capital Loss Carryover	Tax Character
Partner Emerging Markets
Equity	$30,746	Long-term

	$30,746

Municipal Bond	7,500,365	Short-term
Municipal Bond	535,184	Long-term

	$8,035,549

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 30, 2014, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$106,677	$69,576
Moderately Aggressive Allocation	219,273	176,962
Moderate Allocation	203,532	183,306
Moderately Conservative Allocation	86,940	99,088
Balanced Income Plus	95,528	79,939
Opportunity Income Plus	149,354	74,687
Partner Emerging Markets Equity	4,719	5,066
Partner Small Cap Growth	90,364	88,485
Partner Small Cap Value	27,275	29,680
Small Cap Stock	80,863	79,026
Mid Cap Growth	98,751	106,734
Partner Mid Cap Value	71,889	71,821
Mid Cap Stock	127,527	166,427
Partner Worldwide Allocation	261,077	258,382
Large Cap Growth	93,059	96,171
Large Cap Value	88,476	73,485
Large Cap Stock	545,527	598,106
High Yield	190,123	196,990
Income	199,541	215,756
Municipal Bond	7,032	65,516
Government Bond	2,194	179
Limited Maturity Bond	141,825	107,981

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Aggressive Allocation	$100,899	$76,515
Moderately Aggressive Allocation	334,322	224,000
Moderate Allocation	458,075	359,586
Moderately Conservative Allocation	438,257	382,089
Balanced Income Plus	71,233	78,572
Opportunity Income Plus	202,761	212,253
Partner Worldwide Allocation	1,881	2,079
Income	183,805	191,558
Government Bond	69,797	77,771
Limited Maturity Bond	314,119	355,072

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2014, the following funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Moderately Aggressive Allocation	3	0.02%
Moderate Allocation	3	0.02%
Moderately Conservative Allocation	3	0.08%
Balanced Income Plus	4	0.66%
Opportunity Income Plus	4	0.94%
Partner Worldwide Allocation	4	0.10%
High Yield	8	3.74%
Income	2	0.39%
Limited Maturity Bond	8	1.22%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Fund invests primarily in high-yielding fixed-income securities. Each of the other Funds, except Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing

Thrivent Mutual Funds

Notes to Financial Statements

April 30, 2014

(unaudited)

transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – The number of contracts and premium amounts associated with call option contracts written during the six months ended April 30, 2014 were as follows:

	Number of Contracts	Premium Amount
Government Bond
Balance at October 31, 2013	–	$–
Opened	40	6,130
Closed	(40)	(6,130)
Expired	–	–
Exercised	–	–

Balance at April 30, 2014	–	$–

Limited Maturity Bond
Balance at October 31, 2013	–	$–
Opened	360	55,170
Closed	(360)	(55,170)
Expired	–	–
Exercised	–	–

Balance at April 30, 2014	–	$–

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of April 30, 2014, related parties (other than the Thrivent Asset Allocation Funds) held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Opportunity Income Plus	2,568,234	8.4%
Partner Emerging Markets Equity	938,503	64.1%
Partner Worldwide Allocation	7,899,589	9.4%
Government Bond	3,086,452	29.7%

As of April 30, 2014, retirement plans sponsored by Thrivent Financial for Lutherans held the following shares in excess of 5% of Thrivent Mutual Funds:

Fund	Shares	Percent of Fund’s Outstanding Shares
Aggressive Allocation	6,896,827	12.9%
Moderately Aggressive Allocation	8,079,806	6.2%
Balanced Income Plus	4,096,269	22.2%
Partner Small Cap Value	1,293,027	9.8%
Mid Cap Stock	2,946,879	6.8%
Partner Worldwide Allocation	4,395,986	5.2%

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$14.15	$0.06	$0.63	$0.69	$(0.10)	$(0.54)
Year Ended 10/31/2013	11.54	0.07	2.73	2.80	(0.09)	(0.10)
Year Ended 10/31/2012	10.70	0.04	0.85	0.89	(0.05)	–
Year Ended 10/31/2011	10.35	0.07	0.33	0.40	(0.05)	–
Year Ended 10/31/2010	8.81	0.06	1.55	1.61	(0.07)	–
Year Ended 10/31/2009	8.26	0.10	0.99	1.09	(0.09)	(0.45)

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	14.27	0.09	0.64	0.73	(0.16)	(0.54)
Year Ended 10/31/2013	11.64	0.12	2.75	2.87	(0.14)	(0.10)
Year Ended 10/31/2012	10.78	0.09	0.86	0.95	(0.09)	–
Year Ended 10/31/2011	10.43	0.11	0.33	0.44	(0.09)	–
Year Ended 10/31/2010	8.87	0.09	1.56	1.65	(0.09)	–
Year Ended 10/31/2009	8.31	0.13	1.00	1.13	(0.12)	(0.45)
MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	13.69	0.09	0.55	0.64	(0.16)	(0.45)
Year Ended 10/31/2013	11.64	0.15	2.16	2.31	(0.17)	(0.09)
Year Ended 10/31/2012	10.83	0.11	0.84	0.95	(0.14)	–
Year Ended 10/31/2011	10.65	0.16	0.17	0.33	(0.15)	–
Year Ended 10/31/2010	9.25	0.16	1.39	1.55	(0.15)	–
Year Ended 10/31/2009	8.36	0.20	1.11	1.31	(0.20)	(0.22)

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	13.79	0.11	0.56	0.67	(0.20)	(0.45)
Year Ended 10/31/2013	11.73	0.20	2.17	2.37	(0.22)	(0.09)
Year Ended 10/31/2012	10.92	0.16	0.83	0.99	(0.18)	–
Year Ended 10/31/2011	10.72	0.20	0.18	0.38	(0.18)	–
Year Ended 10/31/2010	9.31	0.20	1.39	1.59	(0.18)	–
Year Ended 10/31/2009	8.41	0.23	1.12	1.35	(0.23)	(0.22)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.64)	$14.20	5.12%	$657.2	0.81%	0.84%	0.81%	0.84%	20%
(0.19)	14.15	24.64%	612.4	0.81%	0.52%	0.82%	0.51%	44%
(0.05)	11.54	8.42%	494.3	0.82%	0.33%	0.86%	0.29%	66%
(0.05)	10.70	3.87%	462.1	0.75%	0.64%	0.89%	0.51%	72%
(0.07)	10.35	18.29%	435.5	0.70%	0.57%	0.90%	0.37%	52%
(0.54)	8.81	14.66%	354.6	0.57%	1.27%	0.88%	0.96%	19%

(0.70)	14.30	5.31%	101.0	0.40%	1.25%	0.40%	1.25%	20%
(0.24)	14.27	25.11%	94.6	0.40%	0.96%	0.40%	0.96%	44%
(0.09)	11.64	8.94%	81.2	0.42%	0.73%	0.42%	0.73%	66%
(0.09)	10.78	4.16%	80.0	0.40%	1.01%	0.41%	1.00%	72%
(0.09)	10.43	18.73%	73.7	0.35%	0.94%	0.39%	0.90%	52%
(0.57)	8.87	15.16%	62.9	0.23%	1.62%	0.25%	1.60%	19%

(0.61)	13.72	4.85%	1,673.8	0.75%	1.36%	0.75%	1.36%	24%
(0.26)	13.69	20.28%	1,558.9	0.72%	1.15%	0.74%	1.13%	51%
(0.14)	11.64	8.92%	1,268.2	0.77%	0.99%	0.77%	0.99%	78%
(0.15)	10.83	3.06%	1,168.6	0.70%	1.44%	0.75%	1.39%	58%
(0.15)	10.65	16.92%	1,085.3	0.62%	1.60%	0.75%	1.47%	39%
(0.42)	9.25	16.78%	904.1	0.54%	2.50%	0.72%	2.31%	17%

(0.65)	13.81	5.00%	114.0	0.38%	1.73%	0.38%	1.73%	24%
(0.31)	13.79	20.66%	107.5	0.35%	1.50%	0.35%	1.50%	51%
(0.18)	11.73	9.29%	90.2	0.37%	1.39%	0.37%	1.39%	78%
(0.18)	10.92	3.55%	85.1	0.32%	1.82%	0.33%	1.81%	58%
(0.18)	10.72	17.24%	79.5	0.28%	1.94%	0.31%	1.92%	39%
(0.45)	9.31	17.27%	69.0	0.20%	2.85%	0.21%	2.84%	17%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$12.88	$0.11	$0.41	$0.52	$(0.14)	$(0.32)
Year Ended 10/31/2013	11.55	0.18	1.48	1.66	(0.19)	(0.14)
Year Ended 10/31/2012	10.80	0.16	0.77	0.93	(0.17)	(0.01)
Year Ended 10/31/2011	10.67	0.22	0.13	0.35	(0.22)	–
Year Ended 10/31/2010	9.46	0.23	1.20	1.43	(0.22)	–
Year Ended 10/31/2009	8.42	0.27	1.09	1.36	(0.26)	(0.06)

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	12.91	0.13	0.41	0.54	(0.16)	(0.32)
Year Ended 10/31/2013	11.57	0.22	1.49	1.71	(0.23)	(0.14)
Year Ended 10/31/2012	10.82	0.20	0.77	0.97	(0.21)	(0.01)
Year Ended 10/31/2011	10.69	0.26	0.13	0.39	(0.26)	–
Year Ended 10/31/2010	9.48	0.26	1.20	1.46	(0.25)	–
Year Ended 10/31/2009	8.43	0.29	1.11	1.40	(0.29)	(0.06)
MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	11.98	0.11	0.28	0.39	(0.13)	(0.25)
Year Ended 10/31/2013	11.34	0.20	0.83	1.03	(0.20)	(0.19)
Year Ended 10/31/2012	10.75	0.19	0.65	0.84	(0.19)	(0.06)
Year Ended 10/31/2011	10.73	0.25	0.02	0.27	(0.25)	–
Year Ended 10/31/2010	9.78	0.27	0.94	1.21	(0.26)	–
Year Ended 10/31/2009	8.75	0.30	1.03	1.33	(0.30)	–

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	12.01	0.13	0.29	0.42	(0.15)	(0.25)
Year Ended 10/31/2013	11.37	0.23	0.83	1.06	(0.23)	(0.19)
Year Ended 10/31/2012	10.78	0.22	0.65	0.87	(0.22)	(0.06)
Year Ended 10/31/2011	10.75	0.28	0.03	0.31	(0.28)	–
Year Ended 10/31/2010	9.80	0.29	0.94	1.23	(0.28)	–
Year Ended 10/31/2009	8.77	0.32	1.03	1.35	(0.32)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.46)	$12.94	4.16%	$1,630.1	0.72%	1.71%	0.72%	1.71%	33%
(0.33)	12.88	14.74%	1,541.3	0.68%	1.51%	0.70%	1.48%	85%
(0.18)	11.55	8.68%	1,316.5	0.71%	1.47%	0.71%	1.47%	94%
(0.22)	10.80	3.27%	1,207.6	0.65%	2.02%	0.68%	1.99%	46%
(0.22)	10.67	15.30%	1,118.6	0.60%	2.28%	0.68%	2.21%	30%
(0.32)	9.46	16.91%	923.2	0.53%	3.24%	0.64%	3.12%	19%

(0.48)	12.97	4.32%	82.7	0.38%	2.04%	0.38%	2.04%	33%
(0.37)	12.91	15.18%	75.2	0.35%	1.83%	0.35%	1.83%	85%
(0.22)	11.57	9.05%	66.0	0.35%	1.83%	0.35%	1.83%	94%
(0.26)	10.82	3.62%	59.7	0.30%	2.36%	0.31%	2.35%	46%
(0.25)	10.69	15.64%	50.5	0.27%	2.60%	0.29%	2.58%	30%
(0.35)	9.48	17.38%	38.5	0.20%	3.55%	0.21%	3.54%	19%

(0.38)	11.99	3.39%	719.2	0.77%	1.90%	0.77%	1.90%	67%
(0.39)	11.98	9.32%	701.3	0.71%	1.70%	0.75%	1.67%	166%
(0.25)	11.34	7.92%	632.9	0.75%	1.70%	0.75%	1.70%	145%
(0.25)	10.75	2.49%	559.7	0.64%	2.28%	0.69%	2.23%	46%
(0.26)	10.73	12.53%	503.7	0.58%	2.61%	0.69%	2.50%	29%
(0.30)	9.78	15.66%	392.9	0.51%	3.45%	0.64%	3.31%	21%

(0.40)	12.03	3.64%	31.4	0.44%	2.23%	0.44%	2.23%	67%
(0.42)	12.01	9.62%	31.7	0.41%	2.01%	0.41%	2.01%	166%
(0.28)	11.37	8.26%	28.0	0.41%	2.03%	0.41%	2.03%	145%
(0.28)	10.78	2.88%	22.4	0.33%	2.59%	0.33%	2.59%	46%
(0.28)	10.75	12.78%	21.7	0.32%	2.87%	0.33%	2.86%	29%
(0.32)	9.80	15.91%	13.8	0.25%	3.72%	0.25%	3.71%	21%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
BALANCED INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$14.21	$0.11	$0.46	$0.57	$(0.10)	$(1.52)
Year Ended 10/31/2013	12.63	0.14	2.24	2.38	(0.15)	(0.65)
Year Ended 10/31/2012	12.11	0.13	0.83	0.96	(0.13)	(0.31)
Year Ended 10/31/2011	11.68	0.16	0.42	0.58	(0.15)	–
Year Ended 10/31/2010	10.20	0.15	1.48	1.63	(0.15)	–
Year Ended 10/31/2009	8.91	0.14	1.30	1.44	(0.15)	–

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	14.19	0.14	0.44	0.58	(0.12)	(1.52)
Year Ended 10/31/2013	12.61	0.20	2.24	2.44	(0.20)	(0.66)
Year Ended 10/31/2012	12.09	0.19	0.82	1.01	(0.18)	(0.31)
Year Ended 10/31/2011	11.66	0.21	0.43	0.64	(0.21)	–
Year Ended 10/31/2010	10.19	0.20	1.47	1.67	(0.20)	–
Year Ended 10/31/2009	8.90	0.19	1.30	1.49	(0.20)	–
OPPORTUNITY INCOME PLUS FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	10.32	0.17	0.09	0.26	(0.17)	–
Year Ended 10/31/2013	10.70	0.26	(0.39)	(0.13)	(0.25)	–
Year Ended 10/31/2012	10.19	0.26	0.50	0.76	(0.25)	–
Year Ended 10/31/2011	10.11	0.37	0.08	0.45	(0.37)	–
Year Ended 10/31/2010	9.36	0.39	0.75	1.14	(0.39)	–
Year Ended 10/31/2009	8.36	0.37	1.02	1.39	(0.39)	–

Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	10.32	0.19	0.08	0.27	(0.18)	–
Year Ended 10/31/2013	10.71	0.29	(0.40)	(0.11)	(0.28)	–
Year Ended 10/31/2012	10.19	0.30	0.51	0.81	(0.29)	–
Year Ended 10/31/2011	10.11	0.40	0.08	0.48	(0.40)	–
Year Ended 10/31/2010	9.36	0.43	0.74	1.17	(0.42)	–
Year Ended 10/31/2009	8.36	0.40	1.02	1.42	(0.42)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.62)	$13.16	4.44%	$185.4	1.08%	1.69%	1.08%	1.69%	72%
(0.80)	14.21	19.95%	167.8	1.09%	1.08%	1.10%	1.08%	236%
(0.44)	12.63	8.22%	141.0	1.11%	1.06%	1.12%	1.06%	197%
(0.15)	12.11	4.98%	141.0	1.12%	1.25%	1.13%	1.24%	211%
(0.15)	11.68	16.04%	148.9	1.17%	1.30%	1.17%	1.30%	219%
(0.15)	10.20	16.42%	144.0	1.23%	1.55%	1.24%	1.54%	264%

(1.64)	13.13	4.58%	56.7	0.67%	2.10%	0.67%	2.10%	72%
(0.86)	14.19	20.49%	54.7	0.66%	1.52%	0.67%	1.51%	236%
(0.49)	12.61	8.72%	49.9	0.66%	1.52%	0.67%	1.51%	197%
(0.21)	12.09	5.50%	52.7	0.65%	1.73%	0.65%	1.72%	211%
(0.20)	11.66	16.55%	56.6	0.67%	1.80%	0.67%	1.80%	219%
(0.20)	10.19	17.12%	54.2	0.66%	2.11%	0.67%	2.10%	264%

(0.17)	10.41	2.55%	231.6	0.85%	3.33%	0.97%	3.21%	100%
(0.25)	10.32	(1.26)%	228.4	0.85%	2.42%	0.94%	2.33%	387%
(0.25)	10.70	7.59%	249.2	0.85%	2.53%	0.94%	2.44%	355%
(0.37)	10.19	4.53%	236.3	0.85%	3.64%	0.95%	3.54%	333%
(0.39)	10.11	12.42%	245.0	0.86%	4.08%	0.97%	3.96%	307%
(0.39)	9.36	17.12%	231.4	0.89%	4.35%	1.01%	4.24%	409%

(0.18)	10.41	2.65%	86.9	0.65%	3.53%	0.65%	3.53%	100%
(0.28)	10.32	(1.04)%	24.8	0.53%	2.58%	0.55%	2.56%	387%
(0.29)	10.71	8.03%	37.0	0.53%	2.93%	0.54%	2.91%	355%
(0.40)	10.19	4.88%	56.5	0.52%	3.97%	0.53%	3.95%	333%
(0.42)	10.11	12.79%	50.1	0.53%	4.42%	0.55%	4.40%	307%
(0.42)	9.36	17.54%	64.0	0.53%	4.71%	0.54%	4.69%	409%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER EMERGING MARKETS EQUITY FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$10.51	$0.01	$(0.53)	$(0.52)	$(0.10)	$–
Year Ended 10/31/2013	10.27	0.08	0.26	0.34	–	(0.10)
Year Ended 10/31/2012 (b)	10.00	0.01	0.26	0.27	–	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	10.55	0.03	(0.53)	(0.50)	(0.15)	–
Year Ended 10/31/2013	10.27	0.12	0.26	0.38	–	(0.10)
Year Ended 10/31/2012 (b)	10.00	0.02	0.25	0.27	–	–
PARTNER SMALL CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	17.03	(0.20)	(0.40)	(0.60)	–	(2.36)
Year Ended 10/31/2013	12.64	(0.05)	4.82	4.77	–	(0.38)
Year Ended 10/31/2012	11.72	(0.17)	1.09	0.92	–	–
Year Ended 10/31/2011	10.81	(0.12)	1.03	0.91	–	–
Year Ended 10/31/2010	8.31	(0.11)	2.61	2.50	–	–
Year Ended 10/31/2009	7.72	(0.04)	0.63	0.59	–	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	17.57	(0.06)	(0.54)	(0.60)	–	(2.36)
Year Ended 10/31/2013	12.98	(0.04)	5.01	4.97	–	(0.38)
Year Ended 10/31/2012	11.99	(0.07)	1.06	0.99	–	–
Year Ended 10/31/2011	11.01	(0.08)	1.06	0.98	–	–
Year Ended 10/31/2010	8.42	(0.07)	2.66	2.59	–	–
Year Ended 10/31/2009	7.79	(0.03)	0.66	0.63	–	–
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(b) Since fund inception, August 31, 2012.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.10)	$9.89	(4.94)%	$13.6	1.69%	0.19%	3.11%	(1.24)%	32%
(0.10)	10.51	3.26%	14.6	1.64%	0.81%	3.41%	(0.96)%	103%
–	10.27	2.70%	14.4	1.61%	0.60%	3.02%	(0.81)%	33%

(0.15)	9.90	(4.76)%	0.8	1.32%	0.53%	2.80%	(0.96)%	32%
(0.10)	10.55	3.65%	1.0	1.32%	1.12%	3.14%	(0.70)%	103%
–	10.27	2.70%	1.0	1.32%	0.89%	2.75%	(0.54)%	33%

(2.36)	14.07	(3.93)%	15.8	1.40%	(1.09)%	1.59%	(1.28)%	55%
(0.38)	17.03	38.86%	26.0	1.40%	(0.62)%	1.55%	(0.76)%	84%
–	12.64	7.85%	17.2	1.42%	(0.89)%	1.53%	(1.01)%	100%
–	11.72	8.42%	20.0	1.47%	(1.10)%	1.51%	(1.13)%	106%
–	10.81	30.08%	17.3	1.56%	(1.14)%	1.56%	(1.14)%	102%
–	8.31	7.64%	12.8	1.58%	(0.90)%	1.61%	(0.93)%	116%

(2.36)	14.61	(3.80)%	140.7	1.03%	(0.72)%	1.03%	(0.72)%	55%
(0.38)	17.57	39.40%	146.1	1.04%	(0.24)%	1.04%	(0.24)%	84%
–	12.98	8.26%	115.0	1.05%	(0.53)%	1.05%	(0.53)%	100%
–	11.99	8.90%	104.4	1.05%	(0.67)%	1.05%	(0.67)%	106%
–	11.01	30.76%	95.9	1.09%	(0.67)%	1.09%	(0.67)%	102%
–	8.42	8.09%	72.7	1.09%	(0.40)%	1.12%	(0.43)%	116%

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER SMALL CAP VALUE FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$20.62	$0.01	$0.89	$0.90	$–	$(0.61)
Year Ended 10/31/2013	15.99	0.15	5.07	5.22	(0.30)	(0.29)
Year Ended 10/31/2012	14.47	0.09	1.60	1.69	(0.01)	(0.16)
Year Ended 10/31/2011	13.72	0.04	0.80	0.84	(0.09)	–
Year Ended 10/31/2010	11.26	0.02	2.47	2.49	(0.03)	–
Year Ended 10/31/2009	11.02	0.05	0.86	0.91	(0.05)	(0.62)
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	21.70	0.06	0.94	1.00	(0.08)	(0.61)
Year Ended 10/31/2013	16.80	0.23	5.34	5.57	(0.38)	(0.29)
Year Ended 10/31/2012	15.19	0.18	1.69	1.87	(0.10)	(0.16)
Year Ended 10/31/2011	14.39	0.14	0.82	0.96	(0.16)	–
Year Ended 10/31/2010	11.81	0.09	2.59	2.68	(0.10)	–
Year Ended 10/31/2009	11.53	0.10	0.94	1.04	(0.14)	(0.62)
SMALL CAP STOCK FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	18.52	(0.05)	0.78	0.73	–	(0.14)
Year Ended 10/31/2013	14.28	(0.05)	4.29	4.24	–	–
Year Ended 10/31/2012	13.35	(0.06)	0.99	0.93	–	–
Year Ended 10/31/2011	12.56	(0.11)	0.90	0.79	–	–
Year Ended 10/31/2010	10.26	(0.09)	2.39	2.30	–	–
Year Ended 10/31/2009	10.33	–	(0.06)	(0.06)	(0.01)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	20.98	–	0.87	0.87	–	(0.14)
Year Ended 10/31/2013	16.09	0.09	4.80	4.89	–	–
Year Ended 10/31/2012	14.96	0.05	1.08	1.13	–	–
Year Ended 10/31/2011	13.99	0.07	0.90	0.97	–	–
Year Ended 10/31/2010	11.35	0.02	2.62	2.64	–	–
Year Ended 10/31/2009	11.43	0.22	(0.20)	0.02	(0.10)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.61)	$20.91	4.45%	$99.0	1.28%	0.11%	1.28%	0.11%	10%
(0.59)	20.62	33.79%	96.0	1.32%	0.76%	1.32%	0.76%	6%
(0.17)	15.99	11.87%	72.0	1.36%	0.59%	1.37%	0.59%	11%
(0.09)	14.47	6.08%	69.3	1.40%	0.28%	1.40%	0.28%	9%
(0.03)	13.72	22.14%	71.7	1.40%	0.14%	1.47%	0.07%	17%
(0.67)	11.26	9.51%	59.0	1.56%	0.55%	1.67%	0.44%	14%

(0.69)	22.01	4.69%	185.1	0.84%	0.55%	0.84%	0.55%	10%
(0.67)	21.70	34.41%	178.6	0.84%	1.28%	0.84%	1.28%	6%
(0.26)	16.80	12.51%	148.9	0.85%	1.10%	0.85%	1.10%	11%
(0.16)	15.19	6.64%	143.4	0.84%	0.84%	0.84%	0.84%	9%
(0.10)	14.39	22.78%	160.7	0.85%	0.70%	0.85%	0.70%	17%
(0.76)	11.81	10.37%	119.2	0.83%	1.25%	0.87%	1.21%	14%

(0.14)	19.11	3.95%	255.9	1.25%	(0.41)%	1.25%	(0.41)%	24%
–	18.52	29.69%	255.6	1.29%	(0.16)%	1.29%	(0.16)%	66%
–	14.28	6.97%	216.6	1.33%	(0.31)%	1.33%	(0.31)%	91%
–	13.35	6.29%	226.3	1.37%	(0.67)%	1.37%	(0.67)%	99%
–	12.56	22.42%	239.1	1.46%	(0.62)%	1.46%	(0.62)%	203%
(0.01)	10.26	(0.54)%	221.2	1.58%	0.03%	1.58%	0.03%	283%

(0.14)	21.71	4.15%	84.8	0.76%	0.09%	0.76%	0.09%	24%
–	20.98	30.39%	80.2	0.76%	0.36%	0.76%	0.36%	66%
–	16.09	7.55%	63.4	0.77%	0.26%	0.77%	0.26%	91%
–	14.96	6.93%	60.3	0.76%	(0.05)%	0.76%	(0.05)%	99%
–	13.99	23.26%	68.6	0.78%	0.05%	0.78%	0.05%	203%
(0.10)	11.35	0.27%	58.8	0.77%	0.82%	0.78%	0.82%	283%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$21.61	$0.01	$0.44	$0.45	$ –	$(2.73)
Year Ended 10/31/2013	18.34	(0.03)	4.66	4.63	–	(1.36)
Year Ended 10/31/2012	17.67	(0.08)	0.90	0.82	–	(0.15)
Year Ended 10/31/2011	16.62	(0.08)	1.13	1.05	–	–
Year Ended 10/31/2010	12.92	(0.08)	3.78	3.70	–	–
Year Ended 10/31/2009	10.24	(0.06)	2.74	2.68	–	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	24.70	(0.03)	0.61	0.58	–	(2.73)
Year Ended 10/31/2013	20.68	0.15	5.23	5.38	–	(1.36)
Year Ended 10/31/2012	19.81	0.05	0.97	1.02	–	(0.15)
Year Ended 10/31/2011	18.53	0.05	1.23	1.28	–	–
Year Ended 10/31/2010	14.31	(0.02)	4.24	4.22	–	–
Year Ended 10/31/2009	11.24	(0.05)	3.12	3.07	–	–
PARTNER MID CAP VALUE FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	16.26	0.03	1.15	1.18	(0.03)	(3.00)
Year Ended 10/31/2013	12.81	0.06	3.77	3.83	(0.10)	(0.28)
Year Ended 10/31/2012	11.55	0.10	1.21	1.31	(0.05)	–
Year Ended 10/31/2011	11.19	0.05	0.35	0.40	(0.04)	–
Year Ended 10/31/2010	8.97	0.06	2.23	2.29	(0.07)	–
Year Ended 10/31/2009	7.89	0.04	1.11	1.15	(0.07)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	16.33	0.03	1.19	1.22	(0.07)	(3.00)
Year Ended 10/31/2013	12.86	0.13	3.76	3.89	(0.14)	(0.28)
Year Ended 10/31/2012	11.60	0.15	1.20	1.35	(0.09)	–
Year Ended 10/31/2011	11.23	0.10	0.35	0.45	(0.08)	–
Year Ended 10/31/2010	8.99	0.09	2.24	2.33	(0.09)	–
Year Ended 10/31/2009	7.92	0.09	1.08	1.17	(0.10)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.73)	$19.33	2.44%	$264.0	0.96%	(0.23)%	0.96%	(0.23)%	24%
(1.36)	21.61	27.13%	265.7	1.00%	(0.15)%	1.00%	(0.15)%	37%
(0.15)	18.34	4.72%	229.0	1.03%	(0.36)%	1.03%	(0.36)%	46%
–	17.67	6.32%	238.0	1.07%	(0.35)%	1.07%	(0.35)%	68%
–	16.62	28.64%	241.7	1.18%	(0.51)%	1.18%	(0.51)%	55%
–	12.92	26.17%	201.0	1.40%	(0.55)%	1.41%	(0.56)%	65%

(2.73)	22.55	2.68%	156.9	0.52%	0.21%	0.52%	0.21%	24%
(1.36)	24.70	27.72%	154.1	0.52%	0.34%	0.52%	0.34%	37%
(0.15)	20.68	5.23%	150.7	0.53%	0.13%	0.53%	0.13%	46%
–	19.81	6.91%	152.8	0.52%	0.21%	0.52%	0.21%	68%
–	18.53	29.49%	147.6	0.53%	0.15%	0.53%	0.15%	55%
–	14.31	27.31%	90.8	0.54%	0.29%	0.55%	0.28%	65%

(3.03)	14.41	8.72%	24.7	1.25%	0.39%	1.44%	0.19%	45%
(0.38)	16.26	30.68%	31.1	1.25%	0.50%	1.43%	0.32%	109%
(0.05)	12.81	11.41%	19.4	1.25%	0.85%	1.46%	0.64%	83%
(0.04)	11.55	3.57%	17.8	1.25%	0.45%	1.43%	0.27%	78%
(0.07)	11.19	25.63%	16.6	1.25%	0.60%	1.46%	0.38%	91%
(0.07)	8.97	14.70%	13.3	1.25%	0.80%	1.57%	0.48%	111%

(3.07)	14.48	8.98%	141.2	0.89%	0.70%	0.89%	0.70%	45%
(0.42)	16.33	31.14%	129.6	0.90%	0.88%	0.90%	0.88%	109%
(0.09)	12.86	11.77%	111.1	0.91%	1.20%	0.91%	1.20%	83%
(0.08)	11.60	3.94%	100.4	0.90%	0.81%	0.90%	0.81%	78%
(0.09)	11.23	26.07%	104.2	0.93%	0.92%	0.93%	0.92%	91%
(0.10)	8.99	15.02%	81.0	0.95%	1.19%	0.97%	1.18%	111%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP STOCK FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$20.38	$0.05	$1.59	$1.64	$–	$–
Year Ended 10/31/2013	15.34	0.01	5.03	5.04	–	–
Year Ended 10/31/2012	14.30	(0.01)	1.05	1.04	–	–
Year Ended 10/31/2011	13.49	(0.02)	0.83	0.81	–	–
Year Ended 10/31/2010	10.89	–	2.60	2.60	–	–
Year Ended 10/31/2009	9.05	0.01	1.87	1.88	(0.04)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	22.09	0.10	1.73	1.83	(0.08)	–
Year Ended 10/31/2013	16.63	0.10	5.43	5.53	(0.07)	–
Year Ended 10/31/2012	15.43	0.07	1.13	1.20	–	–
Year Ended 10/31/2011	14.53	0.06	0.89	0.95	(0.05)	–
Year Ended 10/31/2010	11.71	0.07	2.79	2.86	(0.04)	–
Year Ended 10/31/2009	9.74	0.07	2.01	2.08	(0.11)	–
PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	10.29	0.08	0.27	0.35	(0.17)	–
Year Ended 10/31/2013	8.73	0.16	1.58	1.74	(0.18)	–
Year Ended 10/31/2012	8.30	0.19	0.32	0.51	(0.08)	–
Year Ended 10/31/2011	8.80	0.10	(0.50)	(0.40)	(0.10)	–
Year Ended 10/31/2010	7.70	0.11	1.10	1.21	(0.11)	–
Year Ended 10/31/2009	6.09	0.11	1.61	1.72	(0.11)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	10.36	0.10	0.28	0.38	(0.21)	–
Year Ended 10/31/2013	8.79	0.19	1.59	1.78	(0.21)	–
Year Ended 10/31/2012	8.34	0.19	0.35	0.54	(0.09)	–
Year Ended 10/31/2011	8.83	0.08	(0.45)	(0.37)	(0.12)	–
Year Ended 10/31/2010	7.72	0.13	1.11	1.24	(0.13)	–
Year Ended 10/31/2009	6.10	0.08	1.66	1.74	(0.12)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$22.02	8.05%	$655.4	1.12%	0.51%	1.12%	0.51%	14%
–	20.38	32.86%	625.4	1.15%	0.07%	1.15%	0.07%	39%
–	15.34	7.27%	517.5	1.18%	(0.08)%	1.18%	(0.08)%	36%
–	14.30	6.00%	538.7	1.20%	(0.15)%	1.20%	(0.15)%	35%
–	13.49	23.88%	571.1	1.25%	0.01%	1.25%	0.01%	69%
(0.04)	10.89	20.85%	517.6	1.35%	0.08%	1.35%	0.08%	56%

(0.08)	23.84	8.29%	316.5	0.71%	0.91%	0.71%	0.91%	14%
(0.07)	22.09	33.41%	290.0	0.71%	0.50%	0.71%	0.50%	39%
–	16.63	7.78%	220.4	0.72%	0.38%	0.72%	0.38%	36%
(0.05)	15.43	6.51%	215.6	0.71%	0.33%	0.71%	0.33%	35%
(0.04)	14.53	24.50%	216.6	0.73%	0.55%	0.73%	0.55%	69%
(0.11)	11.71	21.63%	205.9	0.73%	0.65%	0.73%	0.65%	56%

(0.17)	10.47	3.46%	187.1	1.40%	1.50%	1.55%	1.35%	31%
(0.18)	10.29	20.26%	181.6	1.37%	1.60%	1.60%	1.37%	74%
(0.08)	8.73	6.20%	159.5	1.30%	2.02%	1.61%	1.71%	57%
(0.10)	8.30	(4.60)%	179.9	1.30%	1.86%	1.61%	1.55%	101%
(0.11)	8.80	15.88%	35.3	1.30%	1.61%	1.64%	1.27%	88%
(0.11)	7.70	28.63%	25.5	1.30%	2.03%	1.78%	1.55%	90%

(0.21)	10.53	3.74%	697.4	0.96%	1.95%	0.98%	1.93%	31%
(0.21)	10.36	20.64%	671.5	0.98%	1.99%	0.98%	1.99%	74%
(0.09)	8.79	6.58%	544.6	0.98%	2.31%	0.98%	2.31%	57%
(0.12)	8.34	(4.24)%	478.0	1.00%	2.16%	1.06%	2.10%	101%
(0.13)	8.83	16.26%	219.2	0.99%	1.95%	1.19%	1.75%	88%
(0.12)	7.72	29.13%	119.0	0.95%	2.37%	1.34%	1.99%	90%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP GROWTH FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$7.10	$(0.01)	$0.50	$0.49	$–	$–
Year Ended 10/31/2013	5.48	0.01	1.63	1.64	(0.02)	–
Year Ended 10/31/2012	4.92	0.01	0.55	0.56	–	–
Year Ended 10/31/2011	4.80	(0.01)	0.13	0.12	–	–
Year Ended 10/31/2010	4.26	(0.01)	0.56	0.55	(0.01)	–
Year Ended 10/31/2009	3.69	–	0.57	0.57	–	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	7.65	0.01	0.54	0.55	(0.03)	–
Year Ended 10/31/2013	5.91	0.04	1.74	1.78	(0.04)	–
Year Ended 10/31/2012	5.28	0.03	0.60	0.63	–	–
Year Ended 10/31/2011	5.13	0.01	0.14	0.15	–	–
Year Ended 10/31/2010	4.54	0.01	0.60	0.61	(0.02)	–
Year Ended 10/31/2009	3.94	0.03	0.58	0.61	(0.01)	–
LARGE CAP VALUE FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	18.60	0.08	1.23	1.31	(0.17)	–
Year Ended 10/31/2013	14.66	0.22	3.96	4.18	(0.24)	–
Year Ended 10/31/2012	12.94	0.22	1.67	1.89	(0.17)	–
Year Ended 10/31/2011	12.61	0.19	0.26	0.45	(0.12)	–
Year Ended 10/31/2010	11.55	0.13	1.07	1.20	(0.14)	–
Year Ended 10/31/2009	11.10	0.17	0.52	0.69	(0.24)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	18.73	0.13	1.23	1.36	(0.25)	–
Year Ended 10/31/2013	14.76	0.29	3.99	4.28	(0.31)	–
Year Ended 10/31/2012	13.04	0.27	1.70	1.97	(0.25)	–
Year Ended 10/31/2011	12.71	0.24	0.28	0.52	(0.19)	–
Year Ended 10/31/2010	11.64	0.18	1.10	1.28	(0.21)	–
Year Ended 10/31/2009	11.19	0.23	0.54	0.77	(0.32)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$7.59	6.95%	$169.2	1.20%	(0.20)%	1.35%	(0.35)%	21%
(0.02)	7.10	29.99%	157.0	1.20%	0.14%	1.41%	(0.07)%	63%
–	5.48	11.38%	125.0	1.20%	0.19%	1.48%	(0.09)%	101%
–	4.92	2.50%	117.7	1.20%	(0.23)%	1.56%	(0.59)%	249%
(0.01)	4.80	12.94%	121.3	1.19%	(0.22)%	1.64%	(0.66)%	232%
–	4.26	15.45%	118.7	1.17%	0.17%	1.79%	(0.44)%	221%

(0.03)	8.17	7.17%	308.5	0.81%	0.19%	0.81%	0.19%	21%
(0.04)	7.65	30.30%	286.9	0.82%	0.52%	0.82%	0.52%	63%
–	5.91	11.94%	224.9	0.83%	0.57%	0.83%	0.57%	101%
–	5.28	2.92%	204.3	0.83%	0.14%	0.83%	0.14%	249%
(0.02)	5.13	13.52%	200.0	0.84%	0.13%	0.84%	0.13%	232%
(0.01)	4.54	15.72%	173.6	0.84%	0.56%	0.84%	0.56%	221%

(0.17)	19.74	7.06%	231.2	0.95%	0.93%	0.95%	0.93%	10%
(0.24)	18.60	28.92%	214.6	0.98%	1.25%	0.98%	1.25%	39%
(0.17)	14.66	14.82%	171.1	1.04%	1.42%	1.04%	1.42%	92%
(0.12)	12.94	3.49%	164.5	1.06%	1.22%	1.06%	1.22%	74%
(0.14)	12.61	10.45%	176.0	1.10%	0.91%	1.10%	0.91%	115%
(0.24)	11.55	6.54%	179.6	1.17%	1.48%	1.18%	1.48%	105%

(0.25)	19.84	7.28%	563.0	0.52%	1.36%	0.52%	1.36%	10%
(0.31)	18.73	29.57%	508.9	0.52%	1.72%	0.52%	1.72%	39%
(0.25)	14.76	15.37%	403.0	0.53%	1.92%	0.53%	1.92%	92%
(0.19)	13.04	4.03%	356.0	0.52%	1.76%	0.52%	1.76%	74%
(0.21)	12.71	11.09%	331.2	0.53%	1.46%	0.53%	1.46%	115%
(0.32)	11.64	7.32%	273.5	0.52%	2.10%	0.52%	2.10%	105%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP STOCK FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$27.54	$0.09	$1.95	$2.04	$(0.10)	$(2.48)
Year Ended 10/31/2013	23.64	0.19	5.24	5.43	(0.25)	(1.28)
Year Ended 10/31/2012	21.30	0.20	2.29	2.49	(0.15)	–
Year Ended 10/31/2011	20.87	0.13	0.37	0.50	(0.07)	–
Year Ended 10/31/2010	18.87	0.06	2.04	2.10	(0.10)	–
Year Ended 10/31/2009	17.67	0.15	1.31	1.46	(0.26)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	27.75	0.15	1.97	2.12	(0.21)	(2.48)
Year Ended 10/31/2013	23.82	0.30	5.27	5.57	(0.36)	(1.28)
Year Ended 10/31/2012	21.48	0.30	2.30	2.60	(0.26)	–
Year Ended 10/31/2011	21.05	0.24	0.38	0.62	(0.19)	–
Year Ended 10/31/2010	19.02	0.15	2.09	2.24	(0.21)	–
Year Ended 10/31/2009	17.84	0.25	1.31	1.56	(0.38)	–
HIGH YIELD FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	5.09	0.15	0.07	0.22	(0.15)	–
Year Ended 10/31/2013	5.01	0.31	0.07	0.38	(0.30)	–
Year Ended 10/31/2012	4.71	0.34	0.30	0.64	(0.34)	–
Year Ended 10/31/2011	4.86	0.36	(0.15)	0.21	(0.36)	–
Year Ended 10/31/2010	4.47	0.37	0.39	0.76	(0.37)	–
Year Ended 10/31/2009	3.59	0.36	0.87	1.23	(0.35)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	5.10	0.15	0.07	0.22	(0.16)	–
Year Ended 10/31/2013	5.01	0.32	0.09	0.41	(0.32)	–
Year Ended 10/31/2012	4.72	0.35	0.29	0.64	(0.35)	–
Year Ended 10/31/2011	4.86	0.38	(0.14)	0.24	(0.38)	–
Year Ended 10/31/2010	4.47	0.39	0.38	0.77	(0.38)	–
Year Ended 10/31/2009	3.59	0.38	0.87	1.25	(0.37)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.58)	$27.00	8.06%	$1,609.3	1.03%	0.72%	1.03%	0.72%	32%
(1.53)	27.54	24.57%	1,556.5	1.05%	0.81%	1.05%	0.81%	66%
(0.15)	23.64	11.75%	1,382.5	1.09%	0.84%	1.09%	0.84%	124%
(0.07)	21.30	2.39%	1,393.5	1.11%	0.56%	1.11%	0.56%	146%
(0.10)	20.87	11.16%	1,549.4	1.13%	0.29%	1.13%	0.29%	185%
(0.26)	18.87	8.55%	1,579.3	1.20%	0.82%	1.20%	0.82%	149%

(2.69)	27.18	8.30%	208.1	0.61%	1.15%	0.61%	1.15%	32%
(1.64)	27.75	25.10%	192.8	0.61%	1.25%	0.61%	1.25%	66%
(0.26)	23.82	12.27%	170.3	0.62%	1.30%	0.62%	1.30%	124%
(0.19)	21.48	2.89%	170.2	0.60%	1.06%	0.60%	1.06%	146%
(0.21)	21.05	11.80%	176.4	0.61%	0.81%	0.61%	0.81%	185%
(0.38)	19.02	9.15%	174.2	0.62%	1.39%	0.62%	1.39%	149%

(0.15)	5.16	4.32%	548.3	0.81%	5.75%	0.81%	5.75%	25%
(0.30)	5.09	7.85%	540.0	0.81%	6.03%	0.81%	6.03%	61%
(0.34)	5.01	13.96%	520.0	0.82%	6.95%	0.82%	6.95%	52%
(0.36)	4.71	4.37%	445.3	0.84%	7.43%	0.84%	7.43%	63%
(0.37)	4.86	17.65%	448.1	0.86%	7.96%	0.86%	7.96%	83%
(0.35)	4.47	36.32%	403.7	0.93%	9.24%	0.93%	9.24%	54%

(0.16)	5.16	4.28%	251.2	0.49%	6.06%	0.49%	6.06%	25%
(0.32)	5.10	8.42%	240.7	0.48%	6.36%	0.48%	6.36%	61%
(0.35)	5.01	14.12%	285.7	0.47%	7.30%	0.47%	7.30%	52%
(0.38)	4.72	4.98%	243.4	0.47%	7.80%	0.47%	7.80%	63%
(0.38)	4.86	18.12%	254.6	0.46%	8.36%	0.46%	8.36%	83%
(0.37)	4.47	36.96%	230.9	0.46%	9.57%	0.46%	9.57%	54%
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$9.09	$0.16	$0.16	$0.32	$(0.16)	$–
Year Ended 10/31/2013	9.38	0.31	(0.29)	0.02	(0.31)	–
Year Ended 10/31/2012	8.77	0.33	0.61	0.94	(0.33)	–
Year Ended 10/31/2011	8.80	0.38	(0.03)	0.35	(0.38)	–
Year Ended 10/31/2010	8.12	0.40	0.68	1.08	(0.40)	–
Year Ended 10/31/2009	6.92	0.40	1.21	1.61	(0.41)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	9.08	0.18	0.17	0.35	(0.18)	–
Year Ended 10/31/2013	9.37	0.35	(0.30)	0.05	(0.34)	–
Year Ended 10/31/2012	8.76	0.37	0.60	0.97	(0.36)	–
Year Ended 10/31/2011	8.79	0.42	(0.03)	0.39	(0.42)	–
Year Ended 10/31/2010	8.12	0.44	0.67	1.11	(0.44)	–
Year Ended 10/31/2009	6.91	0.43	1.22	1.65	(0.44)	–
MUNICIPAL BOND FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	11.18	0.21	0.26	0.47	(0.21)	–
Year Ended 10/31/2013	11.93	0.42	(0.74)	(0.32)	(0.42)	(0.01)
Year Ended 10/31/2012	11.30	0.44	0.63	1.07	(0.44)	–
Year Ended 10/31/2011	11.42	0.46	(0.10)	0.36	(0.46)	(0.02)
Year Ended 10/31/2010	11.15	0.47	0.27	0.74	(0.47)	–
Year Ended 10/31/2009	10.37	0.48	0.79	1.27	(0.48)	(0.01)
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	11.18	0.22	0.26	0.48	(0.22)	–
Year Ended 10/31/2013	11.93	0.45	(0.74)	(0.29)	(0.45)	(0.01)
Year Ended 10/31/2012	11.30	0.47	0.63	1.10	(0.47)	–
Year Ended 10/31/2011	11.42	0.49	(0.10)	0.39	(0.49)	(0.02)
Year Ended 10/31/2010	11.15	0.50	0.27	0.77	(0.50)	–
Year Ended 10/31/2009	10.36	0.51	0.80	1.31	(0.51)	(0.01)

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.16)	$9.25	3.56%	$404.8	0.77%	3.57%	0.77%	3.57%	48%
(0.31)	9.09	0.23%	419.5	0.77%	3.40%	0.77%	3.40%	121%
(0.33)	9.38	10.92%	448.0	0.77%	3.69%	0.77%	3.69%	117%
(0.38)	8.77	4.11%	397.9	0.79%	4.38%	0.79%	4.38%	138%
(0.40)	8.80	13.66%	405.1	0.80%	4.81%	0.81%	4.80%	146%
(0.41)	8.12	24.03%	365.9	0.84%	5.53%	0.85%	5.53%	173%

(0.18)	9.25	3.86%	414.9	0.41%	3.94%	0.41%	3.94%	48%
(0.34)	9.08	0.60%	403.3	0.40%	3.77%	0.40%	3.77%	121%
(0.36)	9.37	11.34%	456.1	0.39%	4.07%	0.39%	4.07%	117%
(0.42)	8.76	4.52%	401.1	0.39%	4.78%	0.39%	4.77%	138%
(0.44)	8.79	13.99%	370.7	0.39%	5.23%	0.40%	5.22%	146%
(0.44)	8.12	24.76%	383.1	0.39%	5.98%	0.40%	5.97%	173%

(0.21)	11.44	4.25%	1,376.3	0.75%	3.77%	0.75%	3.77%	1%
(0.43)	11.18	(2.76)%	1,397.2	0.74%	3.65%	0.74%	3.65%	24%
(0.44)	11.93	9.61%	1,532.0	0.74%	3.76%	0.74%	3.76%	13%
(0.48)	11.30	3.39%	1,339.6	0.76%	4.19%	0.76%	4.19%	8%
(0.47)	11.42	6.79%	1,384.5	0.76%	4.20%	0.76%	4.20%	9%
(0.49)	11.15	12.48%	1,246.5	0.78%	4.43%	0.78%	4.43%	8%

(0.22)	11.44	4.38%	91.0	0.49%	4.03%	0.49%	4.03%	1%
(0.46)	11.18	(2.51)%	91.8	0.49%	3.91%	0.49%	3.91%	24%
(0.47)	11.93	9.89%	102.5	0.49%	4.02%	0.49%	4.02%	13%
(0.51)	11.30	3.67%	86.5	0.49%	4.46%	0.49%	4.46%	8%
(0.50)	11.42	7.08%	95.3	0.50%	4.46%	0.50%	4.46%	9%
(0.52)	11.15	12.90%	86.4	0.50%	4.69%	0.50%	4.69%	8%

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GOVERNMENT BOND FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$10.02	$0.05	$–	$0.05	$(0.05)	$(0.11)
Year Ended 10/31/2013	10.76	0.07	(0.33)	(0.26)	(0.08)	(0.40)
Year Ended 10/31/2012	10.69	0.11	0.32	0.43	(0.11)	(0.25)
Year Ended 10/31/2011	10.56	0.19	0.21	0.40	(0.19)	(0.08)
Year Ended 10/31/2010 (b)	10.00	0.11	0.56	0.67	(0.11)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	10.02	0.06	0.01	0.07	(0.07)	(0.11)
Year Ended 10/31/2013	10.76	0.11	(0.34)	(0.23)	(0.11)	(0.40)
Year Ended 10/31/2012	10.69	0.14	0.32	0.46	(0.14)	(0.25)
Year Ended 10/31/2011	10.57	0.23	0.20	0.43	(0.23)	(0.08)
Year Ended 10/31/2010 (b)	10.00	0.13	0.57	0.70	(0.13)	–
LIMITED MATURITY BOND FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	12.53	0.09	0.01	0.10	(0.09)	(0.07)
Year Ended 10/31/2013	12.62	0.15	(0.09)	0.06	(0.15)	–
Year Ended 10/31/2012	12.41	0.19	0.20	0.39	(0.18)	–
Year Ended 10/31/2011	12.58	0.28	(0.17)	0.11	(0.28)	–
Year Ended 10/31/2010	12.24	0.38	0.34	0.72	(0.38)	–
Year Ended 10/31/2009	11.40	0.46	0.83	1.29	(0.45)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	12.53	0.10	–	0.10	(0.10)	(0.07)
Year Ended 10/31/2013	12.62	0.18	(0.09)	0.09	(0.18)	–
Year Ended 10/31/2012	12.40	0.22	0.21	0.43	(0.21)	–
Year Ended 10/31/2011	12.58	0.31	(0.18)	0.13	(0.31)	–
Year Ended 10/31/2010	12.23	0.42	0.34	0.76	(0.41)	–
Year Ended 10/31/2009	11.40	0.50	0.82	1.32	(0.49)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(b) Since fund inception, February 26, 2010.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.16)	$9.91	0.54%	$13.2	0.90%	0.99%	1.06%	0.83%	69%
(0.48)	10.02	(2.51)%	13.0	0.90%	0.71%	1.03%	0.57%	184%
(0.36)	10.76	4.08%	14.5	0.89%	1.02%	0.99%	0.93%	191%
(0.27)	10.69	3.99%	7.3	0.92%	1.82%	1.00%	1.74%	183%
(0.11)	10.56	6.73%	5.9	0.87%	1.61%	0.87%	1.61%	146%

(0.18)	9.91	0.80%	89.9	0.57%	1.31%	0.57%	1.31%	69%
(0.51)	10.02	(2.18)%	95.1	0.57%	1.06%	0.57%	1.06%	184%
(0.39)	10.76	4.44%	98.0	0.55%	1.38%	0.55%	1.38%	191%
(0.31)	10.69	4.25%	94.6	0.57%	2.18%	0.57%	2.18%	183%
(0.13)	10.57	7.04%	105.6	0.60%	1.94%	0.60%	1.94%	146%

(0.16)	12.47	0.77%	387.3	0.61%	1.37%	0.61%	1.37%	53%
(0.15)	12.53	0.46%	415.6	0.60%	1.21%	0.61%	1.20%	121%
(0.18)	12.62	3.18%	408.2	0.60%	1.51%	0.61%	1.50%	113%
(0.28)	12.41	0.87%	344.8	0.61%	2.20%	0.61%	2.19%	109%
(0.38)	12.58	5.97%	272.7	0.64%	3.09%	0.64%	3.09%	131%
(0.45)	12.24	11.62%	128.1	0.73%	3.98%	0.73%	3.98%	164%

(0.17)	12.46	0.81%	479.1	0.37%	1.62%	0.37%	1.62%	53%
(0.18)	12.53	0.70%	448.1	0.37%	1.44%	0.37%	1.44%	121%
(0.21)	12.62	3.52%	472.6	0.36%	1.77%	0.36%	1.77%	113%
(0.31)	12.40	1.05%	584.7	0.35%	2.45%	0.36%	2.45%	109%
(0.41)	12.58	6.35%	530.8	0.36%	3.38%	0.37%	3.38%	131%
(0.49)	12.23	11.93%	455.6	0.37%	4.35%	0.38%	4.35%	164%

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MONEY MARKET FUND
Class A Shares
Period Ended 4/30/2014 (unaudited)	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–
Institutional Class Shares
Period Ended 4/30/2014 (unaudited)	1.00	–	–	–	–	–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

		RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$–	$1.00	0.00%	$449.5	0.20%	0.00%	0.94%	(0.74)%	N/A
–	1.00	0.00%	469.0	0.23%	0.00%	0.94%	(0.71)%	N/A
–	1.00	0.00%	493.9	0.29%	0.00%	0.93%	(0.64)%	N/A
–	1.00	0.00%	587.9	0.30%	0.00%	0.93%	(0.63)%	N/A
–	1.00	0.00%	717.0	0.30%	0.00%	0.88%	(0.57)%	N/A
(0.01)	1.00	0.61%	1,017.3	0.60%	0.63%	0.83%	0.40%	N/A

–	1.00	0.00%	6.0	0.20%	0.00%	0.61%	(0.41)%	N/A
–	1.00	0.00%	6.5	0.23%	0.00%	0.59%	(0.37)%	N/A
–	1.00	0.00%	12.5	0.29%	0.00%	0.58%	(0.29)%	N/A
–	1.00	0.00%	11.6	0.30%	0.00%	0.56%	(0.27)%	N/A
–	1.00	0.00%	14.5	0.30%	0.00%	0.52%	(0.22)%	N/A
(0.01)	1.00	0.80%	68.4	0.40%	0.93%	0.50%	0.83%	N/A

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at www.thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Board Approval of Investment Advisory Agreement and Subadvisory Agreements

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the Investment Advisory and Subadvisory Agreements of the Thrivent Mutual Funds (the “Trust”) require that these agreements be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The nine-member Board consists of eight Independent Trustees, including the Chairman.

At its meeting on November 19-20, 2013, the Board voted unanimously to renew the existing Investment Advisory Agreement between the Trust and Thrivent Asset Management (the “Adviser”) for each series (each, a “Fund”) of the Trust. The Board also unanimously approved the Subadvisory Agreements for each of the Funds for which there is an investment subadviser (each a “Subadviser”). The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Advisory Organizations;

2.	The performance of each Fund;

3.	The advisory fee and net operating expense ratio of each Fund compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Funds grow;

6.	Whether the breakpoint levels reflect these economies of scale for the benefit of the Funds’ shareholders;

7.	Other benefits realized by the Adviser or its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on five occasions from May 21 to November 19, 2013 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to a peer group of comparable funds; portfolio turnover percentages; information prepared by management with respect to the cost of services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; profit realized by the Adviser and its affiliates that provide services to the Funds; and information regarding the types of services furnished to the Funds. The Board received information from management, including the investment management staff of the Adviser regarding the personnel providing services to the Funds, as well as changes in staff and systems and compliance improvements. The Board also received periodic reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreements. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information

(unaudited)

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds under the Advisory and Subadvisory Agreements. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers and those of the Subadvisers.

The Board received reports at each of its quarterly meetings from the Adviser’s Head of Equity Investments and Head of Fixed Income Funds, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At each quarterly meeting, the Head of Equity Investments and Head of Fixed Income Funds presented information about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services they provide to the Funds. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser and the Adviser’s oversight of the Subadvisers to the Trust. The Independent Trustees also met in-person with and received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of the Funds, and explained similarities and differences for how it oversees the Adviser’s teams and the teams of the Subadvisers. In addition, the Adviser explained how it has continued to invest in technology and personnel and the benefits those investments can have on the Funds. The Adviser also discussed how it has continued to strengthen its compliance program. The Adviser reviewed with the Board its process for selecting and overseeing the Subadvisers, including the results of recent on-site compliance due diligence visits. The Adviser also reviewed with the Board the services provided by the Subadvisers. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements.

Performance of the Funds

In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, the Head of Equity Investments and Head of Fixed Income Funds reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that, for the three-year period ended June 30, 2013, the average ranking of the Funds against their Lipper categories was 61% (with 1% being the best).

The Board requested and received from the Adviser additional information about certain Funds which had faced performance challenges, and information about how the Adviser was addressing such challenges. In addition, the Adviser discussed with the Board certain Funds whose principal investment strategies do not fit well within a Lipper peer group and described differences between these Funds and funds included in their respective Lipper peer group. The Adviser also discussed certain Funds whose performance did not compare well to their respective benchmark. In such cases, the Adviser provided additional information regarding these Funds’ performance compared to a customized benchmark. The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of its peer group. The Board considered both the contractual and effective advisory fees for each of the Funds. The Board noted that the majority of the Funds’ advisory fees were at or below the medians of their peer groups, with many in the lowest (i.e., least expensive) quartile. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Class A Funds’ advisory fees was 30% and the average ranking of the Institutional Class Funds’ fees was 33%. The Board viewed favorably the Adviser’s proposal to continue or extend fee waivers for certain Funds and considered the effect of the waivers in lowering the Funds’ expenses.

Additional Information

(unaudited)

On the basis of its review, the Board concluded that the advisory fees charged to the Funds for investment management services were not excessive.

The Board also reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the Class A Funds had an average ranking of 32% while the Institutional Class Funds had an average ranking of 22%.

Cost of Services and Profitability

The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department (i.e., Business Risk Management) of the Adviser conducted a review of such allocations and a department representative reported to the Board his views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.

With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that those contracts had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each Subadviser’s separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

Economies of Scale and Breakpoints

The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fee rates, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers by the Adviser, and/or a lower overall fee rate.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

The Board also considered other potential benefits to the Adviser and its affiliates derived from its relationship with the Trust, including, among other things, research received by the Adviser generated from commission dollars spent on the Funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the costs relative to the services performed. The Board considered the Adviser’s brokerage reports and representations that it evaluates any soft-dollar arrangements for compliance with applicable requirements, particularly with respect to the safe harbor contained in Section 28(e) of the Securities Exchange Act of 1934, and for compliance with the Adviser’s duty to seek best execution.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Trustees voting separately, approved each of the agreements.

Thrivent Mutual Funds

Supplement to Class A Shares Prospectus and Institutional Class Shares Prospectus, each dated February 28, 2014 with respect to

Thrivent Partner Small Cap Growth Fund

Frank Sustersic, who is currently a lead portfolio manager for Thrivent Partner Small Cap Growth Fund (the “Fund”), will be leaving Turner Investments, L.P. (“Turner”)—which is the subadviser for the Fund—on April 18, 2014. Peter Niedland, CFA will replace Mr. Sustersic as the lead portfolio manager of the microcap portion of the Fund, and Jason D. Schrotberger, CFA will continue to serve as the lead manager of the other asset portion of the Fund. As a result, the following changes will be made in the sections of the prospectus describing the Fund, effective April 21, 2014.

1.	The last sentence in the “Portfolio Manager(s)” section in the ‘Summary Section” is deleted and replaced with the following:

Peter Niedland, CFA serves as lead manager of the microcap portion and has been with Turner since 2014.

2.	The final four sentences in the second paragraph in the section about the Fund in “Portfolio Management” under “Management” are deleted and replaced with the following:

Peter Niedland, CFA serves as lead manager of the microcap portion and has been with Turner since 2014. Mr. Schrotberger and Mr. Niedland are supported by a team of investment professionals who provide fundamental, industry focused research for all of Turner’s growth equity strategies. Mr. Schrotberger is the final decision maker for all purchase and sale decisions of the other asset portion, while Mr. Niedland is the final decision maker for all purchase and sale decisions of the microcap portion.

Prior to joining Turner, Mr. Niedland served as a portfolio manager at Conestoga Capital Advisors, LLC, Emerald Advisers, and Pilgrim Baxter & Associates. He was also a co-founder and managing partner at NS Investment Partners, LLC.

The date of this Supplement is April 15, 2014.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplement to Class A Shares Prospectus and Institutional Class Shares Prospectus, each dated February 28, 2014 with respect to

Thrivent Partner Small Cap Growth Fund

Effective May 27, 2014, the following changes will be made in the sections of the prospectus describing Thrivent Partner Small Cap Growth Fund (the “Fund”).

1.	The “Principal Strategies” section of the “Summary Section” and “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Growth Index, the Russell 2000® Growth Index, or the small company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

2.	The paragraph under “Investment Adviser(s)” in the “Summary Section” should be deleted and replaced with the following:

The Fund is managed by Thrivent Asset Management, LLC.

3.	The paragraph under “Portfolio Manager(s)” in the “Summary Section” and in the “Portfolio Management” section should be deleted and replaced with the following:

Matthew D. Finn, CFA and David J. Lettenberger, CFA have served as portfolio managers of the Fund since 2014. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Lettenberger has been with Thrivent Financial since 2013 and previously served as an associate portfolio manager.

The date of this Supplement is June 5, 2014.

Please include this Supplement with your Prospectus.

THRIVENT | INVESTMENT MANAGEMENT

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THRIVENT | INVESTMENT MANAGEMENT

625 Fourth Ave. S., Minneapolis, MN 55415-1665

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In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

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By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

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Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

23459SAR R6-14

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2014	THRIVENT MUTUAL FUNDS

By:

/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2014	By:

/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 27, 2014	By:

/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer